UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22555

FlexShares Trust

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

Michael Mabry, Esq.

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, Pennsylvania 19103-6996

(Name and Address of Agent for Service)

with a copy to:

Himanshu Surti

Jose Del Real, Esq.

Northern Trust Investments, Inc.

50 South LaSalle Street

Chicago, Illinois 60603

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 855-353-9383

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Item 1. Reports to Stockholders.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

FlexShares® Trust

Semiannual Report

April 30, 2023

FlexShares® Trust

Statements of Assets and Liabilities April 30, 2023 (Unaudited)

	FlexShares® US Quality Low Volatility Index Fund	FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund	FlexShares® Emerging Markets Quality Low Volatility Index Fund	FlexShares® Morningstar US Market Factor Tilt Index Fund

ASSETS
Securities, at cost	$152,135,410	$72,655,705	$18,435,281	$894,481,236
Affiliate securities, at cost	—	—	—	553,554
Securities Lending Reinvestments, at cost	—	1,000,797	—	170,457,015

Securities, at value†	168,114,858	79,771,050	18,044,013	1,403,661,568
Affiliate securities, at value	—	—	—	559,625
Securities Lending Reinvestments, at value	—	1,000,797	—	170,455,305
Cash	1,133,860	594,144	163,996	7,167,972
Cash segregated at broker*	—	16,198	13,161	516,313
Foreign cash††	—	419,449	66,775	—
Restricted cash**	—	—	—	—
Due from Authorized Participant	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	11,468	—	—
Receivables:	—	—	—	—
Dividends and interest	133,498	633,080	27,858	920,932
Securities lending income	1,127	520	—	59,505
Capital shares issued	—	—	—	—
Investment adviser	289	86	—	2,344
Securities sold	—	—	—	—
Variation margin on futures contracts	88,699	71,027	4,744	263,129

Total Assets	169,472,331	82,517,819	18,320,547	1,583,606,693

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	—	25,887	—	—
Due to brokers	78,264	—	—	—
Payables:
Cash collateral received from securities loaned	—	1,000,797	—	170,457,015
Deferred compensation (Note 7)	6,937	3,819	636	160,641
Investment advisory fees (Note 4)	30,604	21,110	6,007	290,266
Trustee fees (Note 7)	803	278	13	7,802
Securities purchased	—	382	—	—
Deferred non-US capital gains taxes	—	—	3,570	—
Due to Authorized Participant	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Capital shares redeemed	—	—	—	1,708
Other	2,800	—	4,000	4,500

Total Liabilities	119,408	1,052,273	14,226	170,921,932

Net Assets	$169,352,923	$81,465,546	$18,306,321	$1,412,684,761

NET ASSETS CONSIST OF:
Paid-in capital	$153,569,475	$79,058,207	$20,011,801	$916,793,492
Distributable earnings (loss)	15,783,448	2,407,339	(1,705,480)	495,891,269

Net Assets	$169,352,923	$81,465,546	$18,306,321	$1,412,684,761

Shares Outstanding (unlimited number of shares authorized $ 0.0001 par value)	3,225,001	3,100,001	800,001	8,950,001
Net Asset Value	$52.51	$26.28	$22.88	$157.84

† Securities on loan, at value	$12,349,485	$2,665,293	$—	$230,218,670
†† Cost of foreign cash	$—	$417,175	$66,702	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30/23.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

2	FLEXSHARES SEMIANNUAL REPORT

Statements of Assets and Liabilities (cont.)

	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	FlexShares® US Quality Large Cap Index Fund	FlexShares® STOXX® US ESG Select Index Fund

ASSETS
Securities, at cost	$463,731,483	$221,169,708	$120,638,390	$161,455,586
Affiliate securities, at cost	—	—	—	89,946
Securities Lending Reinvestments, at cost	11,713,013	996,220	70,932	99,747

Securities, at value†	527,942,469	234,615,072	124,848,568	173,121,974
Affiliate securities, at value	—	—	—	80,896
Securities Lending Reinvestments, at value	11,713,013	996,220	70,932	99,747
Cash	1,920,538	1,457,660	889,803	1,434,960
Cash segregated at broker*	888,809	115,979	89,574	163,550
Foreign cash††	4,115,227	695,785	—	—
Restricted cash**	—	—	—	—
Due from Authorized Participant	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	190,515	1,480	—	—
Receivables:	—	—	—	—
Dividends and interest	5,075,460	683,027	114,246	153,283
Securities lending income	40,904	9,228	560	645
Capital shares issued	—	—	—	—
Investment adviser	665	388	186	224
Securities sold	—	—	—	—
Variation margin on futures contracts	342,976	48,489	68,150	98,523

Total Assets	552,230,576	238,623,328	126,082,019	175,153,802

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	85,444	3,737	—	—
Due to brokers	—	—	—	—
Payables:
Cash collateral received from securities loaned	11,713,013	996,220	70,932	99,747
Deferred compensation (Note 7)	91,185	45,402	6,702	8,237
Investment advisory fees (Note 4)	171,536	115,744	26,279	45,360
Trustee fees (Note 7)	2,492	1,227	730	940
Securities purchased	—	—	—	—
Deferred non-US capital gains taxes	—	667,030	—	—
Due to Authorized Participant	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Capital shares redeemed	—	—	—	—
Other	—	—	4,500	1,400

Total Liabilities	12,063,670	1,829,360	109,143	155,684

Net Assets	$540,166,906	$236,793,968	$125,972,876	$174,998,118

NET ASSETS CONSIST OF:
Paid-in capital	$593,533,354	$301,341,159	$124,467,594	$165,762,876
Distributable earnings (loss)	(53,366,448)	(64,547,191)	1,505,282	9,235,242

Net Assets	$540,166,906	$236,793,968	$125,972,876	$174,998,118

Shares Outstanding (unlimited number of shares authorized $ 0.0001 par value)	8,200,001	4,900,001	2,750,001	1,725,001
Net Asset Value	$65.87	$48.33	$45.81	$101.45

† Securities on loan, at value	$55,181,473	$7,865,399	$5,096,374	$10,968,837
†† Cost of foreign cash	$4,065,288	$679,259	$—	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30/23.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	3

Statements of Assets and Liabilities (cont.)

	FlexShares® STOXX® Global ESG Select Index Fund	FlexShares® ESG & Climate US Large Cap Core Index Fund	FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund	FlexShares® ESG & Climate Emerging Markets Core Index Fund

ASSETS
Securities, at cost	$125,917,934	$34,004,887	$37,240,980	$4,803,487
Affiliate securities, at cost	—	—	—	—
Securities Lending Reinvestments, at cost	1,160,583	—	—	—

Securities, at value†	154,568,136	34,112,749	39,009,133	4,381,657
Affiliate securities, at value	—	—	—	—
Securities Lending Reinvestments, at value	1,160,583	—	—	—
Cash	1,125,492	266,892	316,165	23,916
Cash segregated at broker*	58,181	—	25,436	3,074
Foreign cash††	95,878	—	159,943	18,400
Restricted cash**	—	—	—	—
Due from Authorized Participant	—	25,000	—	—
Unrealized appreciation on forward foreign currency contracts	1,339	—	6,372	—
Receivables:	—	—	—	—
Dividends and interest	557,756	34,794	185,648	6,405
Securities lending income	2,140	—	—	—
Capital shares issued	—	—	—	—
Investment adviser	199	15	8	10
Securities sold	4,636	—	—	—
Variation margin on futures contracts	82,702	15,626	24,153	970

Total Assets	157,657,042	34,455,076	39,726,858	4,434,432

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	12,830	—	11,613	—
Due to brokers	—	12,851	—	—
Payables:
Cash collateral received from securities loaned	1,160,583	—	—	—
Deferred compensation (Note 7)	9,488	232	224	53
Investment advisory fees (Note 4)	54,012	2,514	3,834	662
Trustee fees (Note 7)	781	49	5	13
Securities purchased	172	25,000	79	—
Deferred non-US capital gains taxes	—	—	—	—
Due to Authorized Participant	4,636	—	—	—
Variation margin on futures contracts	—	—	—	—
Capital shares redeemed	—	—	—	—
Other	6,500	500	18,000	—

Total Liabilities	1,249,002	41,146	33,755	728

Net Assets	$156,408,040	$34,413,930	$39,693,103	$4,433,704

NET ASSETS CONSIST OF:
Paid-in capital	$131,263,496	$34,530,670	$39,110,488	$5,009,376
Distributable earnings (loss)	25,144,544	(116,740)	582,615	(575,672)

Net Assets	$156,408,040	$34,413,930	$39,693,103	$4,433,704

Shares Outstanding (unlimited number of shares authorized $ 0.0001 par value)	1,150,001	725,000	850,000	100,000
Net Asset Value	$136.01	$47.47	$46.70	$44.34

† Securities on loan, at value	$4,480,424	$—	$—	$—
†† Cost of foreign cash	$95,886	$—	$158,709	$18,150

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30/23.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

4	FLEXSHARES SEMIANNUAL REPORT

Statements of Assets and Liabilities (cont.)

	FlexShares® Morningstar Global Upstream Natural Resources Index Fund	FlexShares® STOXX® Global Broad Infrastructure Index Fund	FlexShares® Global Quality Real Estate Index Fund	FlexShares® Real Assets Allocation Index Fund

ASSETS
Securities, at cost	$6,573,376,166	$2,227,782,088	$351,286,859	$—
Affiliate securities, at cost	—	—	—	24,575,826
Securities Lending Reinvestments, at cost	151,593,429	31,567,974	3,921,071	—

Securities, at value†	7,465,822,201	2,351,087,388	323,822,444	—
Affiliate securities, at value	—	—	—	22,357,221
Securities Lending Reinvestments, at value	151,592,745	31,567,974	3,921,071	—
Cash	13,309,724	3,780,718	695,124	44
Cash segregated at broker*	2,710,864	1,434,991	648,482	—
Foreign cash††	14,394,316	6,219,083	1,236,050	—
Restricted cash**	—	—	—	—
Due from Authorized Participant	—	—	—	—
Due from Custodian	—	—	160,610	—
Unrealized appreciation on forward foreign currency contracts	685,564	62,563	17,012	—
Receivables:	—	—	—	—
Dividends and interest	14,647,823	9,263,025	1,561,220	—
Securities lending income	84,679	21,917	3,284	—
Capital shares issued	—	—	—	—
Investment adviser	12,377	3,838	541	29
Securities sold	—	23,781	—	1,855,729
Variation margin on futures contracts	1,126,405	405,225	86,701	—

Total Assets	7,664,386,698	2,403,870,503	332,152,539	24,213,023

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	564,237	18,198	22,544	—
Due to brokers	—	—	—	—
Payables:
Cash collateral received from securities loaned	151,593,429	31,567,974	3,921,071	—
Deferred compensation (Note 7)	583,757	172,596	31,131	956
Investment advisory fees (Note 4)	2,849,445	915,069	119,942	2,519
Trustee fees (Note 7)	38,133	14,538	2,024	191
Securities purchased	—	551	432,229	1,850,995
Deferred non-US capital gains taxes	—	560,854	—	—
Due to Authorized Participant	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Capital shares redeemed	—	—	—	—
Other	27,000	30,000	4,000	—

Total Liabilities	155,656,001	33,279,780	4,532,941	1,854,661

Net Assets	$7,508,730,697	$2,370,590,723	$327,619,598	$22,358,362

NET ASSETS CONSIST OF:
Paid-in capital	$7,622,161,128	$2,373,666,089	$393,649,640	$26,173,104
Distributable earnings (loss)	(113,430,431)	(3,075,366)	(66,030,042)	(3,814,742)

Net Assets	$7,508,730,697	$2,370,590,723	$327,619,598	$22,358,362

Shares Outstanding (unlimited number of shares authorized $ 0.0001 par value)	176,450,001	44,450,001	6,100,001	725,001
Net Asset Value	$42.55	$53.33	$53.71	$30.84

† Securities on loan, at value	$307,220,482	$133,108,721	$15,352,597	$—
†† Cost of foreign cash	$13,466,354	$6,180,344	$1,219,705	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30/23.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	5

Statements of Assets and Liabilities (cont.)

	FlexShares® Quality Dividend Index Fund	FlexShares® Quality Dividend Defensive Index Fund	FlexShares® Quality Dividend Dynamic Index Fund	FlexShares® International Quality Dividend Index Fund

ASSETS
Securities, at cost	$1,342,371,406	$298,681,200	$15,293,540	$535,211,055
Affiliate securities, at cost	—	—	—	—
Securities Lending Reinvestments, at cost	103,799,744	15,244,162	153,778	7,140,017

Securities, at value†	1,531,134,171	330,977,754	17,030,222	544,670,525
Affiliate securities, at value	—	—	—	—
Securities Lending Reinvestments, at value	103,799,060	15,244,162	153,778	7,140,017
Cash	8,485,652	2,449,394	336,037	5,344,509
Cash segregated at broker*	443,717	198,517	110,772	816,717
Foreign cash††	—	—	—	4,953,091
Restricted cash**	—	—	—	—
Due from Authorized Participant	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	153,489
Receivables:	—	—	—	—
Dividends and interest	1,542,799	287,347	17,560	4,705,844
Securities lending income	96,679	20,112	1,040	12,885
Capital shares issued	—	—	—	—
Investment adviser	2,455	557	29	494
Securities sold	2,756,291	21,779	—	—
Variation margin on futures contracts	378,295	150,348	24,434	328,161

Total Assets	1,648,639,119	349,349,970	17,673,872	568,125,732

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	—	—	—	90,832
Due to brokers	—	—	—	—
Payables:
Cash collateral received from securities loaned	103,799,744	15,244,162	153,778	7,140,017
Deferred compensation (Note 7)	179,671	42,899	6,089	73,424
Investment advisory fees (Note 4)	466,728	101,678	5,285	213,197
Trustee fees (Note 7)	8,681	2,133	85	2,456
Securities purchased	—	—	—	1,090
Deferred non-US capital gains taxes	—	—	—	121,309
Due to Authorized Participant	22,935	21,779	—	—
Variation margin on futures contracts	—	—	—	—
Capital shares redeemed	2,752,567	—	—	—
Other	3,900	4,600	400	15,500

Total Liabilities	107,234,226	15,417,251	165,637	7,657,825

Net Assets	$1,541,404,893	$333,932,719	$17,508,235	$560,467,907

NET ASSETS CONSIST OF:
Paid-in capital	$1,372,906,291	$316,808,127	$15,425,264	$724,731,509
Distributable earnings (loss)	168,498,602	17,124,592	2,082,971	(164,263,602)

Net Assets	$1,541,404,893	$333,932,719	$17,508,235	$560,467,907

Shares Outstanding (unlimited number of shares authorized $ 0.0001 par value)	28,000,001	6,175,001	300,001	24,800,001
Net Asset Value	$55.05	$54.08	$58.36	$22.60

† Securities on loan, at value	$150,690,028	$32,229,319	$1,120,559	$26,429,875
†† Cost of foreign cash	$—	$—	$—	$4,925,364

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30/23.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

6	FLEXSHARES SEMIANNUAL REPORT

Statements of Assets and Liabilities (cont.)

	FlexShares® International Quality Dividend Defensive Index Fund	FlexShares® International Quality Dividend Dynamic Index Fund	FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

ASSETS
Securities, at cost	$30,147,321	$106,219,171	$2,016,942,023	$742,369,381
Affiliate securities, at cost	—	—	—	—
Securities Lending Reinvestments, at cost	456,385	1,585,346	—	—

Securities, at value†	29,907,585	107,126,108	1,970,443,196	718,923,995
Affiliate securities, at value	—	—	—	—
Securities Lending Reinvestments, at value	456,385	1,585,346	—	—
Cash	27,883	1,174,629	3,070,590	1,605,442
Cash segregated at broker*	101,012	41,600	—	—
Foreign cash††	409,687	292,558	—	—
Restricted cash**	—	—	—	—
Due from Authorized Participant	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	1,224	1,322	—	—
Receivables:	—	—	—	—
Dividends and interest	398,941	811,777	3,037,673	1,089,095
Securities lending income	913	5,328	—	1,567
Capital shares issued	—	—	—	—
Investment adviser	69	61	3,893	1,073
Securities sold	—	244,644	57,853,414	31,935,858
Variation margin on futures contracts	16,140	76,017	—	—

Total Assets	31,319,839	111,359,390	2,034,408,766	753,557,030

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	16,092	13,775	—	—
Due to brokers	—	—	—	—
Payables:
Cash collateral received from securities loaned	456,385	1,585,346	—	—
Deferred compensation (Note 7)	9,623	6,027	266,206	94,556
Investment advisory fees (Note 4)	12,181	43,803	294,242	106,509
Trustee fees (Note 7)	325	147	11,763	3,566
Securities purchased	—	148	51,446,243	29,757,572
Deferred non-US capital gains taxes	—	29,844	—	—
Due to Authorized Participant	—	203,759	—	—
Variation margin on futures contracts	—	—	—	—
Capital shares redeemed	—	—	—	254
Other	7,000	3,500	—	—

Total Liabilities	501,606	1,886,349	52,018,454	29,962,457

Net Assets	$30,818,233	$109,473,041	$1,982,390,312	$723,594,573

NET ASSETS CONSIST OF:
Paid-in capital	$57,981,862	$127,609,743	$2,163,142,200	$788,630,770
Distributable earnings (loss)	(27,163,629)	(18,136,702)	(180,751,888)	(65,036,197)

Net Assets	$30,818,233	$109,473,041	$1,982,390,312	$723,594,573

Shares Outstanding (unlimited number of shares authorized $ 0.0001 par value)	1,500,001	4,100,001	82,304,000	29,650,001
Net Asset Value	$20.55	$26.71	$24.09	$24.40

† Securities on loan, at value	$2,541,656	$9,573,890	$—	$37,226,221
†† Cost of foreign cash	$405,158	$287,406	$—	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30/23.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	7

Statements of Assets and Liabilities (cont.)

	FlexShares® Disciplined Duration MBS Index Fund	FlexShares® Credit-Scored US Corporate Bond Index Fund	FlexShares® Credit-Scored US Long Corporate Bond Index Fund	FlexShares® High Yield Value- Scored Bond Index Fund

ASSETS
Securities, at cost	$81,645,528	$250,183,522	$40,329,670	$1,070,701,497
Affiliate securities, at cost	—	—	—	—
Securities Lending Reinvestments, at cost	—	—	—	—

Securities, at value†	75,968,953	238,227,157	34,709,806	1,029,903,166
Affiliate securities, at value	—	—	—	—
Securities Lending Reinvestments, at value	—	—	—	—
Cash	1,722,722	2,791,033	245,800	13,983,540
Cash segregated at broker*	—	—	—	—
Foreign cash††	—	—	—	—
Restricted cash**	—	—	—	—
Due from Authorized Participant	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—
Receivables:	—	—	—	—
Dividends and interest	220,708	2,242,468	488,044	19,498,575
Securities lending income	—	—	—	—
Capital shares issued	—	—	—	—
Investment adviser	224	390	64	1,627
Securities sold	—	41,187,132	3,114,422	98,160,896
Variation margin on futures contracts	—	—	—	—

Total Assets	77,912,607	284,448,180	38,558,136	1,161,547,804

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	—	—	—	—
Due to brokers	—	—	—	—
Payables:
Cash collateral received from securities loaned	—	—	—	—
Deferred compensation (Note 7)	7,592	16,130	3,525	18,527
Investment advisory fees (Note 4)	12,945	43,703	6,381	315,343
Trustee fees (Note 7)	580	1,313	212	3,734
Securities purchased	1,502,467	41,862,154	3,145,059	104,840,958
Deferred non-US capital gains taxes	—	—	—	—
Due to Authorized Participant	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Capital shares redeemed	—	—	—	—
Other	2,000	1,000	—	15,500

Total Liabilities	1,525,584	41,924,300	3,155,177	105,194,062

Net Assets	$76,387,023	$242,523,880	$35,402,959	$1,056,353,742

NET ASSETS CONSIST OF:
Paid-in capital	$94,535,244	$271,533,839	$49,192,425	$1,216,513,874
Distributable earnings (loss)	(18,148,221)	(29,009,959)	(13,789,466)	(160,160,132)

Net Assets	$76,387,023	$242,523,880	$35,402,959	$1,056,353,742

Shares Outstanding (unlimited number of shares authorized $ 0.0001 par value)	3,700,001	5,100,001	800,001	26,100,001
Net Asset Value	$20.65	$47.55	$44.25	$40.47

† Securities on loan, at value	$—	$—	$—	$—
†† Cost of foreign cash	$—	$—	$—	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30/23.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

8	FLEXSHARES SEMIANNUAL REPORT

Statements of Assets and Liabilities (cont.)

	FlexShares® ESG & Climate High Yield Corporate Core Index Fund	FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund	FlexShares® Ultra-Short Income Fund	FlexShares® Core Select Bond Fund

ASSETS
Securities, at cost	$18,140,547	$38,787,121	$937,587,313	$153,787,779
Affiliate securities, at cost	—	—	—	38,164,929
Securities Lending Reinvestments, at cost	—	—	—	14,514,700

Securities, at value†	18,258,439	36,118,696	932,721,101	151,240,000
Affiliate securities, at value	—	—	—	38,111,394
Securities Lending Reinvestments, at value	—	—	—	14,514,700
Cash	129,160	1,140,895	26,531,555	4,165,474
Cash segregated at broker*	—	—	—	—
Foreign cash††	—	—	—	—
Restricted cash**	—	—	—	—
Due from Authorized Participant	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—
Receivables:	—	—	—	—
Dividends and interest	303,347	361,208	4,966,916	—
Securities lending income	—	—	—	4,671
Capital shares issued	—	—	—	564,107
Investment adviser	36	31	1,456	227
Securities sold	815,713	1,201,003	6,139,538	—
Variation margin on futures contracts	—	—	—	92,644

Total Assets	19,506,695	38,821,833	970,360,566	208,693,217

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	—	—	—	—
Due to brokers	—	—	—	87,454
Payables:
Cash collateral received from securities loaned	—	—	—	14,514,700
Deferred compensation (Note 7)	148	202	38,136	7,163
Investment advisory fees (Note 4)	3,538	3,661	193,396	46,229
Trustee fees (Note 7)	109	52	3,966	699
Securities purchased	693,245	1,583,447	24,320,786	551,916
Deferred non-US capital gains taxes	—	—	—	—
Due to Authorized Participant	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Capital shares redeemed	—	—	—	—
Other	—	2,000	2,625	—

Total Liabilities	697,040	1,589,362	24,558,909	15,208,161

Net Assets	$18,809,655	$37,232,471	$945,801,657	$193,485,056

NET ASSETS CONSIST OF:
Paid-in capital	$22,265,450	$45,790,618	$948,367,329	$214,613,532
Distributable earnings (loss)	(3,455,795)	(8,558,147)	(2,565,672)	(21,128,476)

Net Assets	$18,809,655	$37,232,471	$945,801,657	$193,485,056

Shares Outstanding (unlimited number of shares authorized $ 0.0001 par value)	450,000	900,000	12,625,001	8,575,001
Net Asset Value	$41.80	$41.37	$74.91	$22.56

† Securities on loan, at value	$—	$—	$—	$21,110,480
†† Cost of foreign cash	$—	$—	$—	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30/23.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	9

FlexShares® Trust

Statements of Operations

For the six months ended April 30, 2023 (Unaudited)

	FlexShares® US Quality Low Volatility Index Fund	FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund	FlexShares® Emerging Markets Quality Low Volatility Index Fund		FlexShares® Morningstar US Market Factor Tilt Index Fund

INVESTMENT INCOME
Dividend income	$1,748,587	$1,255,005	$204,907		$13,363,192
Income from non-cash dividends	—	101,558	19,826		—
Dividend income received from affiliate	—	—	—		10,425
Interest income	1,724	—	—		—
Securities lending income (net of fees) (Note 2)	8,273	8,922	—		382,962
Foreign withholding tax on dividends	(2,987)	(125,750)	(20,810)		(6,058)
Foreign withholding tax on interest	—	—	—		—

Total Investment Income	1,755,597	1,239,735	203,923		13,750,521

EXPENSES
Deferred compensation (Note 7)	2,406	1,001	156		21,140
Investment advisory fees	186,048	118,065	26,650		1,753,518
Trustee fees (Note 7)	4,459	1,843	258		37,573
Other expenses (Note 4)	—	—	—		—

Total Gross Expenses Before Fees Reimbursed	192,913	120,909	27,064		1,812,231

Less:
Fees reimbursed by investment advisor (Note 4)	(2,670)	(926)	(80)		(23,901)

Total Net Expenses	190,243	119,983	26,984		1,788,330

Net Investment Income (Loss)	1,565,354	1,119,752	176,939		11,962,191

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	—	—	—		—
Transactions in investment securities	(3,680,854)	(1,621,623)	(317,505	)(1)	(20,396,204)
In-kind redemptions on investments in affiliated securities	—	—	—		7,322
In-kind redemptions on investments in securities	7,142,050	—	—		26,604,454
Expiration or closing of futures contracts	(52,266)	135,473	(11,117)		(372,462)
Settlement of forward foreign currency contracts	—	(23,967)	—		—
Foreign currency transactions	—	21,186	(9,712)		—

Net Realized Gain (Loss)	3,408,930	(1,488,931)	(338,334)		5,843,110

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	4,853,232	13,022,128	931,719	(2)	56,221,501 (3)
Securities lending	—	—	—		3,243
Futures contracts	81,890	118,175	12,416		(2,773)
Forward foreign currency contracts	—	(29,365)	—		—
Translation of other assets and liabilities denominated in foreign currencies	—	31,216	251		—

Net Change in Unrealized Appreciation (Depreciation)	4,935,122	13,142,154	944,386		56,221,971

Net Realized and Unrealized Gain (Loss)	8,344,052	11,653,223	606,052		62,065,081

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,909,406	$12,772,975	$782,991		$74,027,272

(1)	Net of non-US capital gains tax of $(738).

(2)	Net of deferred non-US capital gains tax of $3,570.

(3)	Includes $(51,684) change in unrealized depreciation on investments in affiliates.

See Accompanying Notes to the Financial Statements.

10	FLEXSHARES SEMIANNUAL REPORT

Statements of Operations (cont.)

	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund		FlexShares® US Quality Large Cap Index Fund	FlexShares® STOXX® US ESG Select Index Fund

INVESTMENT INCOME
Dividend income	$9,166,206	$3,352,250		$1,156,852	$1,426,160
Income from non-cash dividends	—	255,330		—	—
Dividend income received from affiliate	—	—		—	1,208
Interest income	—	25		—	—
Securities lending income (net of fees) (Note 2)	243,674	70,768		4,436	3,285
Foreign withholding tax on dividends	(809,508)	(404,437)		—	—
Foreign withholding tax on interest	—	(4)		—	—

Total Investment Income	8,600,372	3,273,932		1,161,288	1,430,653

EXPENSES
Deferred compensation (Note 7)	7,424	3,500		1,917	2,547
Investment advisory fees	991,206	678,781		156,359	267,221
Trustee fees (Note 7)	12,956	5,922		3,455	4,526
Other expenses (Note 4)	—	—		—	—

Total Gross Expenses Before Fees Reimbursed	1,011,586	688,203		161,731	274,294

Less:
Fees reimbursed by investment advisor (Note 4)	(6,912)	(3,318)		(2,255)	(2,849)

Total Net Expenses	1,004,674	684,885		159,476	271,445

Net Investment Income (Loss)	7,595,698	2,589,047		1,001,812	1,159,208

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	—	—		—	(3,101)
Transactions in investment securities	(4,431,552)	(5,794,495	)(1)	(1,121,888)	(632,686)
In-kind redemptions on investments in affiliated securities	—	—		—	337
In-kind redemptions on investments in securities	—	131,085		2,914,204	4,512,500
Expiration or closing of futures contracts	610,815	(35,025)		(83,316)	(83,946)
Settlement of forward foreign currency contracts	(136,634)	1,288		—	—
Foreign currency transactions	418,715	(113,625)		—	—

Net Realized Gain (Loss)	(3,538,656)	(5,810,772)		1,709,000	3,793,104

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	90,994,929	34,635,135	(2)	5,621,314	10,716,563 (3)
Securities lending	—	—		—	—
Futures contracts	283,934	225,723		116,381	137,815
Forward foreign currency contracts	156,561	(6,769)		—	—
Translation of other assets and liabilities denominated in foreign currencies	341,690	32,409		—	—

Net Change in Unrealized Appreciation (Depreciation)	91,777,114	34,886,498		5,737,695	10,854,378

Net Realized and Unrealized Gain (Loss)	88,238,458	29,075,726		7,446,695	14,647,482

Net Increase (Decrease) in Net Assets Resulting from Operations	$95,834,156	$31,664,773		$8,448,507	$15,806,690

(1)	Net of non-US capital gains tax of $(131,373).

(2)	Net of deferred non-US capital gains tax of $667,030.

(3)	Includes $(9,050) change in unrealized depreciation on investments in affiliates.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	11

Statements of Operations (cont.)

	FlexShares® STOXX® Global ESG Select Index Fund	FlexShares® ESG & Climate US Large Cap Core Index Fund	FlexShares® ESG & Climate Developed Markets ex- US Core Index Fund	FlexShares® ESG & Climate Emerging Markets Core Index Fund

INVESTMENT INCOME
Dividend income	$1,943,266	$238,299	$537,323	$47,835
Income from non-cash dividends	—	—	—	—
Dividend income received from affiliate	—	—	—	—
Interest income	—	579	—	—
Securities lending income (net of fees) (Note 2)	8,188	—	—	—
Foreign withholding tax on dividends	(118,915)	(258)	(57,762)	(8,129)
Foreign withholding tax on interest	—	—	—	—

Total Investment Income	1,832,539	238,620	479,561	39,706

EXPENSES
Deferred compensation (Note 7)	2,285	284	291	64
Investment advisory fees	320,485	11,688	17,480	3,971
Trustee fees (Note 7)	4,062	666	638	122
Other expenses (Note 4)	—	—	—	—

Total Gross Expenses Before Fees Reimbursed	326,832	12,638	18,409	4,157

Less:
Fees reimbursed by investment advisor (Note 4)	(2,348)	(308)	(198)	(74)

Total Net Expenses	324,484	12,330	18,211	4,083

Net Investment Income (Loss)	1,508,055	226,290	461,350	35,623

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	—	—	—	—
Transactions in investment securities	(1,415,583)	(83,946)	(571,025)	(114,181)
In-kind redemptions on investments in affiliated securities	—	—	—	—
In-kind redemptions on investments in securities	3,774,231	—	—	—
Expiration or closing of futures contracts	(14,009)	(10,854)	6,976	(1,878)
Settlement of forward foreign currency contracts	(3,904)	—	(897)	—
Foreign currency transactions	23,113	—	3,757	(2,765)

Net Realized Gain (Loss)	2,363,848	(94,800)	(561,189)	(118,824)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	19,069,884	2,115,281	5,257,972	677,598
Securities lending	—	—	—	—
Futures contracts	129,218	21,224	28,923	7,780
Forward foreign currency contracts	(16,087)	—	(8,031)	—
Translation of other assets and liabilities denominated in foreign currencies	23,039	—	2,950	561

Net Change in Unrealized Appreciation (Depreciation)	19,206,054	2,136,505	5,281,814	685,939

Net Realized and Unrealized Gain (Loss)	21,569,902	2,041,705	4,720,625	567,115

Net Increase (Decrease) in Net Assets Resulting from Operations	$23,077,957	$2,267,995	$5,181,975	$602,738

See Accompanying Notes to the Financial Statements.

12	FLEXSHARES SEMIANNUAL REPORT

Statements of Operations (cont.)

	FlexShares® Morningstar Global Upstream Natural Resources Index Fund	FlexShares® STOXX® Global Broad Infrastructure Index Fund		FlexShares® Global Quality Real Estate Index Fund	FlexShares® Real Assets Allocation Index Fund

INVESTMENT INCOME
Dividend income	$144,782,166	$39,357,054		$7,599,849	$—
Income from non-cash dividends	—	—		—	—
Dividend income received from affiliate	—	—		—	184,682
Interest income	—	—		—	—
Securities lending income (net of fees) (Note 2)	874,791	393,567		32,687	—
Foreign withholding tax on dividends	(6,477,452)	(2,564,752)		(304,541)	—
Foreign withholding tax on interest	—	—		—	—

Total Investment Income	139,179,505	37,185,869		7,327,995	184,682

EXPENSES
Deferred compensation (Note 7)	105,942	37,345		5,207	417
Investment advisory fees	16,976,002	5,697,515		749,058	65,118
Administration fees (Note 5)	—	—		1,573	—
Trustee fees (Note 7)	193,670	67,654		8,924	664
Other expenses (Note 4)	—	—		—	—

Total Gross Expenses Before Fees Reimbursed	17,275,614	5,802,514		764,762	66,199

Less:
Fees reimbursed by investment advisor (Note 4)	(116,414)	(42,377)		(7,425)	(52,908)

Total Net Expenses	17,159,200	5,760,137		757,337	13,291

Net Investment Income (Loss)	122,020,305	31,425,732		6,570,658	171,391

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	—	—		—	(505,106)
Transactions in investment securities	84,607,980 (1)	(53,125,492	)(2)	(12,032,747)	—
In-kind redemptions on investments in affiliated securities	—	—		—	(731,302)
In-kind redemptions on investments in securities	13,171,091	95,539,433		6,083,141	—
Expiration or closing of futures contracts	(1,200,343)	22,015		262,079	—
Settlement of forward foreign currency contracts	(591,956)	11,381		93,183	—
Foreign currency transactions	(186,798)	65,099		48,529	—

Net Realized Gain (Loss)	95,799,974	42,512,436		(5,545,815)	(1,236,408)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	31,337,530	189,547,051	(3)	12,217,617	3,124,355 (4)
Securities lending	2,532	—		—	—
Futures contracts	1,225,733	760,687		158,238	—
Forward foreign currency contracts	409,837	93,338		(19,221)	—
Translation of other assets and liabilities denominated in foreign currencies	732,673	286,075		62,686	—

Net Change in Unrealized Appreciation (Depreciation)	33,708,305	190,687,151		12,419,320	3,124,355

Net Realized and Unrealized Gain (Loss)	129,508,279	233,199,587		6,873,505	1,887,947

Net Increase (Decrease) in Net Assets Resulting from Operations	$251,528,584	$264,625,319		$13,444,163	$2,059,338

(1)	Net of non-US capital gains tax of $(306).

(2)	Net of non-US capital gains tax of $(461,844).

(3)	Net of deferred non-US capital gains tax of $560,854.

(4)	Includes $3,124,355 change in unrealized appreciation on investments in affiliates.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	13

Statements of Operations (cont.)

	FlexShares® Quality Dividend Index Fund	FlexShares® Quality Dividend Defensive Index Fund	FlexShares® Quality Dividend Dynamic Index Fund	FlexShares® International Quality Dividend Index Fund

INVESTMENT INCOME
Dividend income	$23,611,822	$5,185,979	$269,963	$14,313,521
Income from non-cash dividends	—	—	—	—
Dividend income received from affiliate	—	—	—	—
Interest income	—	—	—	—
Securities lending income (net of fees) (Note 2)	613,181	118,400	6,128	72,729
Foreign withholding tax on dividends	(649,799)	(145,171)	(7,922)	(1,479,724)
Foreign withholding tax on interest	—	—	—	—

Total Investment Income	23,575,204	5,159,208	268,169	12,906,526

EXPENSES
Deferred compensation (Note 7)	22,964	5,334	272	7,267
Investment advisory fees	2,834,991	635,871	31,968	1,190,676
Trustee fees (Note 7)	41,270	9,218	487	12,563
Other expenses (Note 4)	—	—	—	—

Total Gross Expenses Before Fees Reimbursed	2,899,225	650,423	32,727	1,210,506

Less:
Fees reimbursed by investment advisor (Note 4)	(25,839)	(5,902)	(326)	(6,162)

Total Net Expenses	2,873,386	644,521	32,401	1,204,344

Net Investment Income (Loss)	20,701,818	4,514,687	235,768	11,702,182

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	—	—	—	—
Transactions in investment securities	(31,057,524)	(2,577,273)	(315,049)	680,636 (1)
In-kind redemptions on investments in affiliated securities	—	—	—	—
In-kind redemptions on investments in securities	61,900,757	13,943,241	875,675	450,028
Expiration or closing of futures contracts	(501,648)	(90,567)	(14,199)	295,104
Settlement of forward foreign currency contracts	—	—	—	(15,334)
Foreign currency transactions	—	—	—	182,221

Net Realized Gain (Loss)	30,341,585	11,275,401	546,427	1,592,655

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	49,033,493	10,305,392	309,920	87,607,659 (2)
Securities lending	1,323	—	—	—
Futures contracts	354,733	189,074	34,554	656,143
Forward foreign currency contracts	—	—	—	78,773
Translation of other assets and liabilities denominated in foreign currencies	—	—	—	266,631

Net Change in Unrealized Appreciation (Depreciation)	49,389,549	10,494,466	344,474	88,609,206

Net Realized and Unrealized Gain (Loss)	79,731,134	21,769,867	890,901	90,201,861

Net Increase (Decrease) in Net Assets Resulting from Operations	$100,432,952	$26,284,554	$1,126,669	$101,904,043

(1)	Net of non-US capital gains tax of $(64,769).

(2)	Net of non-US capital gains tax of $1,151.

See Accompanying Notes to the Financial Statements.

14	FLEXSHARES SEMIANNUAL REPORT

Statements of Operations (cont.)

	FlexShares® International Quality Dividend Defensive Index Fund		FlexShares® International Quality Dividend Dynamic Index Fund		FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

INVESTMENT INCOME
Dividend income	$981,677		$2,460,103		$—	$—
Income from non-cash dividends	—		—		—	—
Dividend income received from affiliate	—		—		—	—
Interest income	—		—		35,577,306	12,554,955
Securities lending income (net of fees) (Note 2)	7,229		18,848		16,288	33,060
Foreign withholding tax on dividends	(89,825)		(283,539)		—	—
Foreign withholding tax on interest	—		—		—	—

Total Investment Income	899,081		2,195,412		35,593,594	12,588,015

EXPENSES
Deferred compensation (Note 7)	695		1,068		29,793	10,075
Investment advisory fees	85,249		220,224		1,824,576	619,412
Trustee fees (Note 7)	1,061		2,039		56,879	17,723
Other expenses (Note 4)	—		—		—	—

Total Gross Expenses Before Fees Reimbursed	87,005		223,331		1,911,248	647,210

Less:
Fees reimbursed by investment advisor (Note 4)	(787)		(601)		(36,791)	(10,820)

Total Net Expenses	86,218		222,730		1,874,457	636,390

Net Investment Income (Loss)	812,863		1,972,682		33,719,137	11,951,625

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	—		—		—	—
Transactions in investment securities	(185,960	)(1)	(1,981,139	)(2)	(38,980,315)	(21,495,714)
In-kind redemptions on investments in affiliated securities	—		—		—	—
In-kind redemptions on investments in securities	1,009,103		1,122,716		(3,482,505)	715,840
Expiration or closing of futures contracts	67,043		72,424		—	—
Settlement of forward foreign currency contracts	(27,809)		(12,168)		—	—
Foreign currency transactions	(51)		7,343		—	—

Net Realized Gain (Loss)	862,326		(790,824)		(42,462,820)	(20,779,874)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	4,829,762		15,562,836	(3)	72,519,020	39,186,605
Securities lending	—		—		—	—
Futures contracts	71,138		123,734		—	—
Forward foreign currency contracts	(33,138)		(22,474)		—	—
Translation of other assets and liabilities denominated in foreign currencies	28,680		26,162		—	—

Net Change in Unrealized Appreciation (Depreciation)	4,896,442		15,690,258		72,519,020	39,186,605

Net Realized and Unrealized Gain (Loss)	5,758,768		14,899,434		30,056,200	18,406,731

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,571,631		$16,872,116		$63,775,337	$30,358,356

(1)	Net of non-US capital gains tax of $1,151.

(2)	Net of non-US capital gains tax of $11,010.

(3)	Net of deferred non-US capital gains tax of $29,844.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	15

Statements of Operations (cont.)

	FlexShares® Disciplined Duration MBS Index Fund	FlexShares® Credit-Scored US Corporate Bond Index Fund	FlexShares® Credit-Scored US Long Corporate Bond Index Fund	FlexShares® High Yield Value-Scored Bond Index Fund

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—
Income from non-cash dividends	—	—	—	—
Dividend income received from affiliate	—	—	—	—
Interest income	1,283,464	4,033,996	896,704	45,157,021
Securities lending income (net of fees) (Note 2)	—	—	—	—
Foreign withholding tax on dividends	—	—	—	—
Foreign withholding tax on interest	—	—	—	(31,543)

Total Investment Income	1,283,464	4,033,996	896,704	45,125,478

EXPENSES
Deferred compensation (Note 7)	1,466	3,628	591	12,901
Investment advisory fees	90,781	260,730	39,165	1,828,828
Trustee fees (Note 7)	2,568	6,469	978	25,560
Other expenses (Note 4)	—	—	—	—

Total Gross Expenses Before Fees Reimbursed	94,815	270,827	40,734	1,867,289

Less:
Fees reimbursed by investment advisor (Note 4)	(1,795)	(4,217)	(671)	(14,153)

Total Net Expenses	93,020	266,610	40,063	1,853,136

Net Investment Income (Loss)	1,190,444	3,767,386	856,641	43,272,342

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	—	—	—	—
Transactions in investment securities	(2,348,564)	(6,464,998)	(3,175,431)	(41,017,218)
In-kind redemptions on investments in affiliated securities	—	—	—	—
In-kind redemptions on investments in securities	—	—	—	—
Expiration or closing of futures contracts	—	—	—	—
Settlement of forward foreign currency contracts	—	—	—	—
Foreign currency transactions	—	—	—	—

Net Realized Gain (Loss)	(2,348,564)	(6,464,998)	(3,175,431)	(41,017,218)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	5,505,277	18,402,559	7,452,117	48,980,532
Securities lending	—	—	—	—
Futures contracts	—	—	—	—
Forward foreign currency contracts	—	—	—	—
Translation of other assets and liabilities denominated in foreign currencies	—	—	—	—

Net Change in Unrealized Appreciation (Depreciation)	5,505,277	18,402,559	7,452,117	48,980,532

Net Realized and Unrealized Gain (Loss)	3,156,713	11,937,561	4,276,686	7,963,314

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,347,157	$15,704,947	$5,133,327	$51,235,656

See Accompanying Notes to the Financial Statements.

16	FLEXSHARES SEMIANNUAL REPORT

Statements of Operations (cont.)

	FlexShares® ESG & Climate High Yield Corporate Core Index Fund	FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund	FlexShares® Ultra-Short Income Fund	FlexShares® Core Select Bond Fund

INVESTMENT INCOME
Dividend income	$—	$—	$—	$1,652,829
Income from non-cash dividends	—	—	—	—
Dividend income received from affiliate	—	—	—	894,875
Interest income	790,720	581,777	18,102,359	18,824
Securities lending income (net of fees) (Note 2)	—	—	—	44,364
Foreign withholding tax on dividends	—	—	—	—
Foreign withholding tax on interest	—	—	—	—

Total Investment Income	790,720	581,777	18,102,359	2,610,892

EXPENSES
Deferred compensation (Note 7)	306	454	11,460	2,325
Investment advisory fees	21,910	18,552	1,115,138	302,367
Trustee fees (Note 7)	457	742	23,684	4,471
Other expenses (Note 4)	—	—	—	—

Total Gross Expenses Before Fees Reimbursed	22,673	19,748	1,150,282	309,163

Less:
Fees reimbursed by investment advisor (Note 4)	(294)	(433)	(13,233)	(103,721)

Total Net Expenses	22,379	19,315	1,137,049	205,442

Net Investment Income (Loss)	768,341	562,462	16,965,310	2,405,450

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	—	—	—	(1,151,368)
Transactions in investment securities	(55,906)	(630,040)	5,557	(1,316,380)
In-kind redemptions on investments in affiliated securities	—	—	—	24,038
In-kind redemptions on investments in securities	63,674	—	—	114,857
Expiration or closing of futures contracts	—	—	—	22,749
Settlement of forward foreign currency contracts	—	—	—	—
Foreign currency transactions	—	—	—	—

Net Realized Gain (Loss)	7,768	(630,040)	5,557	(2,306,104)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	356,305	2,431,322	6,006,718	10,956,143 (1)
Securities lending	—	—	—	—
Futures contracts	—	—	—	96,409
Forward foreign currency contracts	—	—	—	—
Translation of other assets and liabilities denominated in foreign currencies	—	—	—	—

Net Change in Unrealized Appreciation (Depreciation)	356,305	2,431,322	6,006,718	11,052,552

Net Realized and Unrealized Gain (Loss)	364,073	1,801,282	6,012,275	8,746,448

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,132,414	$2,363,744	$22,977,585	$11,151,898

(1)	Includes $2,884,125 change in unrealized appreciation on investments in affiliates.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	17

FlexShares® Trust

Statements of Changes in Net Assets

	FlexShares® US Quality Low Volatility Index Fund		FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022

OPERATIONS
Net investment income (loss)	$1,565,354	$2,565,712	$1,119,752	$1,827,612
Net realized gain (loss)	3,408,930	4,986,550	(1,488,931)	(2,233,170)
Net change in unrealized appreciation (depreciation)	4,935,122	(19,711,109)	13,142,154	(13,557,671)

Net Increase (Decrease) in Net Assets
Resulting from Operations	9,909,406	(12,158,847)	12,772,975	(13,963,229)

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(1,581,101)	(2,196,287)	(465,388)	(2,140,729)

Total distributions	(1,581,101)	(2,196,287)	(465,388)	(2,140,729)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	29,442,254	51,896,738	7,306,211	10,600,255
Cost of shares redeemed	(30,986,159)	(36,047,573)	—	(8,015,506)

Net Increase (Decrease) from Capital Transactions	(1,543,905)	15,849,165	7,306,211	2,584,749

Total Increase (Decrease) in Net Assets	6,784,400	1,494,031	19,613,798	(13,519,209)

NET ASSETS
Beginning of Period	$162,568,523	$161,074,492	$61,851,748	$75,370,957

End of Period	$169,352,923	$162,568,523	$81,465,546	$61,851,748

SHARE TRANSACTIONS
Beginning of period	3,250,001	2,950,001	2,800,001	2,700,001
Shares issued	—	—	—	100,000
Shares issued in-kind	575,000	1,000,000	300,000	300,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(600,000)	(700,000)	—	(300,000)

Shares Outstanding, End of Period	3,225,001	3,250,001	3,100,001	2,800,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

18	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® Emerging Markets Quality Low Volatility Index Fund		FlexShares® Morningstar US Market Factor Tilt Index Fund
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022

OPERATIONS
Net investment income (loss)	$176,939	$388,332	$11,962,191	$22,502,916
Net realized gain (loss)	(338,334)	(866,287)	5,843,110	68,387,164
Net change in unrealized appreciation (depreciation)	944,386	(2,322,376)	56,221,971	(329,620,719)

Net Increase (Decrease) in Net Assets
Resulting from Operations	782,991	(2,800,331)	74,027,272	(238,730,639)

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(72,445)	(416,284)	(11,093,048)	(22,299,297)
Tax return of capital	—	(24,777)	—	—

Total distributions	(72,445)	(441,061)	(11,093,048)	(22,299,297)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	9,381,883	—	—	59,308,274
Cost of shares redeemed	—	(4,388,407)	(47,656,965)	(127,889,854)

Net Increase (Decrease) from Capital Transactions	9,381,883	(4,388,407)	(47,656,965)	(68,581,580)

Total Increase (Decrease) in Net Assets	10,092,429	(7,629,799)	15,277,259	(329,611,516)

NET ASSETS
Beginning of Period	$8,213,892	$15,843,691	$1,397,407,502	$1,727,019,018

End of Period	$18,306,321	$8,213,892	$1,412,684,761	$1,397,407,502

SHARE TRANSACTIONS
Beginning of period	400,001	600,001	9,250,001	9,650,001
Shares issued	—	—	—	—
Shares issued in-kind	400,000	—	—	350,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	—	(200,000)	(300,000)	(750,000)

Shares Outstanding, End of Period	800,001	400,001	8,950,001	9,250,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	19

Statements of Changes in Net Assets (cont.)

	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund		FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022

OPERATIONS
Net investment income (loss)	$7,595,698	$16,741,670	$2,589,047	$9,809,271
Net realized gain (loss)	(3,538,656)	1,512,421	(5,810,772)	(13,258,134)
Net change in unrealized appreciation (depreciation)	91,777,114	(161,673,906)	34,886,498	(79,920,628)

Net Increase (Decrease) in Net Assets
Resulting from Operations	95,834,156	(143,419,815)	31,664,773	(83,369,491)

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(2,421,430)	(22,504,833)	(2,966,692)	(12,431,512)
Tax return of capital	—	(992,999)	—	—

Total distributions	(2,421,430)	(23,497,832)	(2,966,692)	(12,431,512)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	—	14,617,000	10,157,281	10,793,304
Cost of shares redeemed	—	(49,583,666)	(8,950,307)	(42,475,383)

Net Increase (Decrease) from Capital Transactions	—	(34,966,666)	1,206,974	(31,682,079)

Total Increase (Decrease) in Net Assets	93,412,726	(201,884,313)	29,905,055	(127,483,082)

NET ASSETS
Beginning of Period	$446,754,180	$648,638,493	$206,888,913	$334,371,995

End of Period	$540,166,906	$446,754,180	$236,793,968	$206,888,913

SHARE TRANSACTIONS
Beginning of period	8,200,001	8,800,001	4,900,001	5,500,001
Shares issued	—	—	—	—
Shares issued in-kind	—	200,000	200,000	200,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	—	(800,000)	(200,000)	(800,000)

Shares Outstanding, End of Period	8,200,001	8,200,001	4,900,001	4,900,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

20	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® US Quality Large Cap Index Fund		FlexShares® STOXX® US ESG Select Index Fund
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022

OPERATIONS
Net investment income (loss)	$1,001,812	$1,866,119	$1,159,208	$2,217,868
Net realized gain (loss)	1,709,000	11,695,699	3,793,104	4,095,701
Net change in unrealized appreciation (depreciation)	5,737,695	(32,784,418)	10,854,378	(39,534,134)

Net Increase (Decrease) in Net Assets
Resulting from Operations	8,448,507	(19,222,600)	15,806,690	(33,220,565)

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(961,139)	(1,808,374)	(1,082,086)	(2,266,829)

Total distributions	(961,139)	(1,808,374)	(1,082,086)	(2,266,829)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	4,511,459	57,305,777	7,197,514	37,713,363
Cost of shares redeemed	(13,375,791)	(53,400,212)	(18,903,926)	(21,888,788)

Net Increase (Decrease) from Capital Transactions	(8,864,332)	3,905,565	(11,706,412)	15,824,575

Total Increase (Decrease) in Net Assets	(1,376,964)	(17,125,409)	3,018,192	(19,662,819)

NET ASSETS
Beginning of Period	$127,349,840	$144,475,249	$171,979,926	$191,642,745

End of Period	$125,972,876	$127,349,840	$174,998,118	$171,979,926

SHARE TRANSACTIONS
Beginning of period	2,950,001	2,875,001	1,850,001	1,700,001
Shares issued	—	—	—	—
Shares issued in-kind	100,000	1,300,000	75,000	350,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(300,000)	(1,225,000)	(200,000)	(200,000)

Shares Outstanding, End of Period	2,750,001	2,950,001	1,725,001	1,850,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	21

Statements of Changes in Net Assets (cont.)

	FlexShares® STOXX® Global ESG Select Index Fund		FlexShares® ESG & Climate US Large Cap Core Index Fund
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022

OPERATIONS
Net investment income (loss)	$1,508,055	$2,805,170	$226,290	$162,899
Net realized gain (loss)	2,363,848	3,353,319	(94,800)	(133,446)
Net change in unrealized appreciation (depreciation)	19,206,054	(41,798,644)	2,136,505	(2,180,219)

Net Increase (Decrease) in Net Assets
Resulting from Operations	23,077,957	(35,640,155)	2,267,995	(2,150,766)

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(854,638)	(3,114,461)	(195,120)	(129,697)

Total distributions	(854,638)	(3,114,461)	(195,120)	(129,697)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	—	14,352,429	10,237,670	24,984,332
Cost of shares redeemed	(12,740,756)	(14,389,810)	—	(3,269,970)

Net Increase (Decrease) from Capital Transactions	(12,740,756)	(37,381)	10,237,670	21,714,362

Total Increase (Decrease) in Net Assets	9,482,563	(38,791,997)	12,310,545	19,433,899

NET ASSETS
Beginning of Period	$146,925,477	$185,717,474	$22,103,385	$2,669,486

End of Period	$156,408,040	$146,925,477	$34,413,930	$22,103,385

SHARE TRANSACTIONS
Beginning of period	1,250,001	1,250,001	500,000	50,000
Shares issued	—	50,000	—	—
Shares issued in-kind	—	50,000	225,000	525,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(100,000)	(100,000)	—	(75,000)

Shares Outstanding, End of Period	1,150,001	1,250,001	725,000	500,000

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

22	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund		FlexShares® ESG & Climate Emerging Markets Core Index Fund
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Six Months Ended April 30, 2023 (Unaudited)	April 20, 2022* through October 31, 2022

OPERATIONS
Net investment income (loss)	$461,350	$441,657	$35,623	$75,840
Net realized gain (loss)	(561,189)	(966,117)	(118,824)	(45,285)
Net change in unrealized appreciation (depreciation)	5,281,814	(3,597,163)	685,939	(1,106,532)

Net Increase (Decrease) in Net Assets
Resulting from Operations	5,181,975	(4,121,623)	602,738	(1,075,977)

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(189,640)	(406,987)	(36,769)	(65,664)

Total distributions	(189,640)	(406,987)	(36,769)	(65,664)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	17,531,848	16,578,470	—	—
Cost of shares redeemed	—	—	—	—

Net Increase (Decrease) from Capital Transactions	17,531,848	16,578,470	—	—

Total Increase (Decrease) in Net Assets	22,524,183	12,049,860	565,969	(1,141,641)

NET ASSETS
Beginning of Period	$17,168,920	$5,119,060	$3,867,735	$5,009,376	(2),(3)

End of Period	$39,693,103	$17,168,920	$4,433,704	$3,867,735

SHARE TRANSACTIONS
Beginning of period	450,000	100,000	100,000	100,000	(2)
Shares issued	—	—	—	—
Shares issued in-kind	400,000	350,000	—	—
Shares redeemed	—	—	—	—
Shares redeemed in-kind	—	—	—	—

Shares Outstanding, End of Period	850,000	450,000	100,000	100,000

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(2)	Amount includes the initial subscription.

(3)

Includes amounts paid in capital from the Authorized Participant in addition to the order’s original cash component. This amount is made to offset taxes, commissions, and price differences from the NAV that would otherwise impact the fund on these order trades.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	23

Statements of Changes in Net Assets (cont.)

	FlexShares® Morningstar Global Upstream Natural Resources Index Fund		FlexShares® STOXX® Global Broad Infrastructure Index Fund
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022

OPERATIONS
Net investment income (loss)	$122,020,305	$326,558,353	$31,425,732	$64,519,296
Net realized gain (loss)	95,799,974	543,920,180	42,512,436	(34,284,707)
Net change in unrealized appreciation (depreciation)	33,708,305	(257,516,529)	190,687,151	(413,573,085)

Net Increase (Decrease) in Net Assets
Resulting from Operations	251,528,584	612,962,004	264,625,319	(383,338,496)

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(70,033,307)	(349,767,759)	(17,417,398)	(71,164,043)

Total distributions	(70,033,307)	(349,767,759)	(17,417,398)	(71,164,043)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	532,540,157	2,228,186,786	—	376,096,311
Cost of shares redeemed	(40,156,731)	(1,709,239,303)	(377,135,611)	(64,981,425)

Net Increase (Decrease) from Capital Transactions	492,383,426	518,947,483	(377,135,611)	311,114,886

Total Increase (Decrease) in Net Assets	673,878,703	782,141,728	(129,927,690)	(143,387,653)

NET ASSETS
Beginning of Period	$6,834,851,994	$6,052,710,266	$2,500,518,413	$2,643,906,066

End of Period	$7,508,730,697	$6,834,851,994	$2,370,590,723	$2,500,518,413

SHARE TRANSACTIONS
Beginning of period	165,300,001	156,550,001	51,750,001	45,800,001
Shares issued	—	—	—	—
Shares issued in-kind	12,100,000	51,400,000	—	7,100,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(950,000)	(42,650,000)	(7,300,000)	(1,150,000)

Shares Outstanding, End of Period	176,450,001	165,300,001	44,450,001	51,750,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

24	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® Global Quality Real Estate Index Fund		FlexShares® Real Assets Allocation Index Fund
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022

OPERATIONS
Net investment income (loss)	$6,570,658	$10,527,149	$171,391	$1,052,524
Net realized gain (loss)	(5,545,815)	(1,205,777)	(1,236,408)	(347,185)
Net change in unrealized appreciation (depreciation)	12,419,320	(112,605,358)	3,124,355	(6,504,289)

Net Increase (Decrease) in Net Assets
Resulting from Operations	13,444,163	(103,283,986)	2,059,338	(5,798,950)

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(3,383,838)	(12,433,295)	(174,953)	(1,056,448)
Tax return of capital	—	(212,283)	—	—

Total distributions	(3,383,838)	(12,645,578)	(174,953)	(1,056,448)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	13,504,098	61,391,019	744,408	31,091,126
Cost of shares redeemed	(24,325,506)	(35,678,157)	(9,135,047)	(25,670,798)

Net Increase (Decrease) from Capital Transactions	(10,821,408)	25,712,862	(8,390,639)	5,420,328

Total Increase (Decrease) in Net Assets	(761,083)	(90,216,702)	(6,506,254)	(1,435,070)

NET ASSETS
Beginning of Period	$328,380,681	$418,597,383	$28,864,616	$30,299,686

End of Period	$327,619,598	$328,380,681	$22,358,362	$28,864,616

SHARE TRANSACTIONS
Beginning of period	6,300,001	5,950,001	1,000,001	900,001
Shares issued	—	—	—	—
Shares issued in-kind	250,000	900,000	25,000	925,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(450,000)	(550,000)	(300,000)	(825,000)

Shares Outstanding, End of Period	6,100,001	6,300,001	725,001	1,000,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	25

Statements of Changes in Net Assets (cont.)

	FlexShares® Quality Dividend Index Fund		FlexShares® Quality Dividend Defensive Index Fund
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022

OPERATIONS
Net investment income (loss)	$20,701,818	$36,130,232	$4,514,687	$8,686,945
Net realized gain (loss)	30,341,585	74,523,974	11,275,401	35,613,228
Net change in unrealized appreciation (depreciation)	49,389,549	(248,957,784)	10,494,466	(74,967,194)

Net Increase (Decrease) in Net Assets
Resulting from Operations	100,432,952	(138,303,578)	26,284,554	(30,667,021)

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(17,283,328)	(36,901,147)	(3,930,526)	(9,019,363)

Total distributions	(17,283,328)	(36,901,147)	(3,930,526)	(9,019,363)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	198,891,876	512,092,494	36,735,878	100,491,773
Cost of shares redeemed	(263,366,426)	(456,702,830)	(70,600,765)	(163,419,797)

Net Increase (Decrease) from Capital Transactions	(64,474,550)	55,389,664	(33,864,887)	(62,928,024)

Total Increase (Decrease) in Net Assets	18,675,074	(119,815,061)	(11,510,859)	(102,614,408)

NET ASSETS
Beginning of Period	$1,522,729,819	$1,642,544,880	$345,443,578	$448,057,986

End of Period	$1,541,404,893	$1,522,729,819	$333,932,719	$345,443,578

SHARE TRANSACTIONS
Beginning of period	29,125,001	28,150,001	6,825,001	8,000,001
Shares issued	—	—	—	—
Shares issued in-kind	3,675,000	9,150,000	700,000	1,850,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(4,800,000)	(8,175,000)	(1,350,000)	(3,025,000)

Shares Outstanding, End of Period	28,000,001	29,125,001	6,175,001	6,825,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

26	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® Quality Dividend Dynamic Index Fund		FlexShares® International Quality Dividend Index Fund
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022

OPERATIONS
Net investment income (loss)	$235,768	$423,411	$11,702,182	$28,081,621
Net realized gain (loss)	546,427	1,388,867	1,592,655	(35,389,643)
Net change in unrealized appreciation (depreciation)	344,474	(3,871,099)	88,609,206	(140,731,898)

Net Increase (Decrease) in Net Assets
Resulting from Operations	1,126,669	(2,058,821)	101,904,043	(148,039,920)

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(199,374)	(436,719)	(5,604,712)	(29,536,094)

Total distributions	(199,374)	(436,719)	(5,604,712)	(29,536,094)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	2,876,925	5,957,686	38,100,926	30,204,474
Cost of shares redeemed	(4,358,448)	(7,304,687)	(6,029,442)	(36,538,271)

Net Increase (Decrease) from Capital Transactions	(1,481,523)	(1,347,001)	32,071,484	(6,333,797)

Total Increase (Decrease) in Net Assets	(554,228)	(3,842,541)	128,370,815	(183,909,811)

NET ASSETS
Beginning of Period	$18,062,463	$21,905,004	$432,097,092	$616,006,903

End of Period	$17,508,235	$18,062,463	$560,467,907	$432,097,092

SHARE TRANSACTIONS
Beginning of period	325,001	350,001	23,400,001	23,900,001
Shares issued	—	—	—	—
Shares issued in-kind	50,000	100,000	1,700,000	1,200,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(75,000)	(125,000)	(300,000)	(1,700,000)

Shares Outstanding, End of Period	300,001	325,001	24,800,001	23,400,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	27

Statements of Changes in Net Assets (cont.)

	FlexShares® International Quality Dividend Defensive Index Fund		FlexShares® International Quality Dividend Dynamic Index Fund
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022

OPERATIONS
Net investment income (loss)	$812,863	$2,830,675	$1,972,682	$4,143,080
Net realized gain (loss)	862,326	(4,890,674)	(790,824)	(6,336,149)
Net change in unrealized appreciation (depreciation)	4,896,442	(12,707,606)	15,690,258	(19,667,897)

Net Increase (Decrease) in Net Assets
Resulting from Operations	6,571,631	(14,767,605)	16,872,116	(21,860,966)

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(434,570)	(2,940,092)	(785,946)	(4,368,329)

Total distributions	(434,570)	(2,940,092)	(785,946)	(4,368,329)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	—	—	41,684,781	14,075,676
Cost of shares redeemed	(15,864,169)	(13,205,553)	(10,086,267)	(2,032,721)

Net Increase (Decrease) from Capital Transactions	(15,864,169)	(13,205,553)	31,598,514	12,042,955

Total Increase (Decrease) in Net Assets	(9,727,108)	(30,913,250)	47,684,684	(14,186,340)

NET ASSETS
Beginning of Period	$40,545,341	$71,458,591	$61,788,357	$75,974,697

End of Period	$30,818,233	$40,545,341	$109,473,041	$61,788,357

SHARE TRANSACTIONS
Beginning of period	2,300,001	3,000,001	2,900,001	2,500,001
Shares issued	—	—	—	—
Shares issued in-kind	—	—	1,600,000	500,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(800,000)	(700,000)	(400,000)	(100,000)

Shares Outstanding, End of Period	1,500,001	2,300,001	4,100,001	2,900,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

28	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund		FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022

OPERATIONS
Net investment income (loss)	$33,719,137	$129,946,912	$11,951,625	$52,412,741
Net realized gain (loss)	(42,462,820)	(61,202,821)	(20,779,874)	(23,575,612)
Net change in unrealized appreciation (depreciation)	72,519,020	(171,934,382)	39,186,605	(102,258,738)

Net Increase (Decrease) in Net Assets
Resulting from Operations	63,775,337	(103,190,291)	30,358,356	(73,421,609)

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(21,878,168)	(131,367,411)	(7,615,835)	(53,319,431)
Tax return of capital	—	(2,470,987)	—	(769,089)

Total distributions	(21,878,168)	(133,838,398)	(7,615,835)	(54,088,520)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	174,897,244	1,154,710,930	138,144,255	259,127,932
Cost of shares redeemed	(392,342,716)	(197,328,045)	(81,178,701)	(202,210,614)

Net Increase (Decrease) from Capital Transactions	(217,445,472)	957,382,885	56,965,554	56,917,318

Total Increase (Decrease) in Net Assets	(175,548,303)	720,354,196	79,708,075	(70,592,811)

NET ASSETS
Beginning of Period	$2,157,938,615	$1,437,584,419	$643,886,498	$714,479,309

End of Period	$1,982,390,312	$2,157,938,615	$723,594,573	$643,886,498

SHARE TRANSACTIONS
Beginning of period	91,504,000	54,504,000	27,250,001	25,500,001
Shares issued	—	—	—	—
Shares issued in-kind	7,350,000	45,050,000	5,800,000	9,600,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(16,550,000)	(8,050,000)	(3,400,000)	(7,850,000)

Shares Outstanding, End of Period	82,304,000	91,504,000	29,650,001	27,250,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	29

Statements of Changes in Net Assets (cont.)

	FlexShares® Disciplined Duration MBS Index Fund		FlexShares® Credit-Scored US Corporate Bond Index Fund
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022

OPERATIONS
Net investment income (loss)	$1,190,444	$1,315,458	$3,767,386	$5,647,170
Net realized gain (loss)	(2,348,564)	(4,182,658)	(6,464,998)	(11,524,528)
Net change in unrealized appreciation (depreciation)	5,505,277	(11,405,968)	18,402,559	(31,515,973)

Net Increase (Decrease) in Net Assets
Resulting from Operations	4,347,157	(14,273,168)	15,704,947	(37,393,331)

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(1,507,039)	(2,906,209)	(3,736,195)	(8,289,209)

Total distributions	(1,507,039)	(2,906,209)	(3,736,195)	(8,289,209)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	4,089,809	24,467,825	7,064,735	54,188,645
Cost of shares redeemed	(27,731,857)	(21,342,283)	(18,648,564)	(82,107,127)

Net Increase (Decrease) from Capital Transactions	(23,642,048)	3,125,542	(11,583,829)	(27,918,482)

Total Increase (Decrease) in Net Assets	(20,801,930)	(14,053,835)	384,923	(73,601,022)

NET ASSETS
Beginning of Period	$97,188,953	$111,242,788	$242,138,957	$315,739,979

End of Period	$76,387,023	$97,188,953	$242,523,880	$242,138,957

SHARE TRANSACTIONS
Beginning of period	4,850,001	4,750,001	5,350,001	5,900,001
Shares issued	200,000	1,100,000	150,000	950,000
Shares issued in-kind	—	—	—	150,000
Shares redeemed	(1,350,000)	(1,000,000)	(400,000)	(1,500,000)
Shares redeemed in-kind	—	—	—	(150,000)

Shares Outstanding, End of Period	3,700,001	4,850,001	5,100,001	5,350,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

30	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® Credit-Scored US Long Corporate Bond Index Fund		FlexShares® High Yield Value- Scored Bond Index Fund
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022

OPERATIONS
Net investment income (loss)	$856,641	$1,897,648	$43,272,342	$54,264,979
Net realized gain (loss)	(3,175,431)	(5,104,776)	(41,017,218)	(84,823,660)
Net change in unrealized appreciation (depreciation)	7,452,117	(14,928,195)	48,980,532	(89,845,656)

Net Increase (Decrease) in Net Assets
Resulting from Operations	5,133,327	(18,135,323)	51,235,656	(120,404,337)

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(877,339)	(2,837,455)	(42,103,750)	(56,016,563)

Total distributions	(877,339)	(2,837,455)	(42,103,750)	(56,016,563)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	—	—	338,401,591	746,832,545
Cost of shares redeemed	(4,350,763)	(4,384,065)	(179,125,123)	(257,649,977)

Net Increase (Decrease) from Capital Transactions	(4,350,763)	(4,384,065)	159,276,468	489,182,568

Total Increase (Decrease) in Net Assets	(94,775)	(25,356,843)	168,408,374	312,761,668

NET ASSETS
Beginning of Period	$35,497,734	$60,854,577	$887,945,368	$575,183,700

End of Period	$35,402,959	$35,497,734	$1,056,353,742	$887,945,368

SHARE TRANSACTIONS
Beginning of period	900,001	1,000,001	22,150,001	11,600,001
Shares issued	—	—	8,400,000	14,850,000
Shares issued in-kind	—	—	—	1,700,000
Shares redeemed	(100,000)	(100,000)	(4,450,000)	(5,500,000)
Shares redeemed in-kind	—	—	—	(500,000)

Shares Outstanding, End of Period	800,001	900,001	26,100,001	22,150,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	31

Statements of Changes in Net Assets (cont.)

	FlexShares® ESG & Climate High Yield Corporate Core Index Fund		FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022

OPERATIONS
Net investment income (loss)	$768,341	$1,006,867	$562,462	$1,023,293
Net realized gain (loss)	7,768	(3,622,569)	(630,040)	(5,269,138)
Net change in unrealized appreciation (depreciation)	356,305	171,352	2,431,322	(4,417,178)

Net Increase (Decrease) in Net Assets
Resulting from Operations	1,132,414	(2,444,350)	2,363,744	(8,663,023)

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(693,282)	(1,310,115)	(516,866)	(1,093,741)

Total distributions	(693,282)	(1,310,115)	(516,866)	(1,093,741)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	—	20,983,032	12,230,068	6,485,716
Cost of shares redeemed	(2,061,318)	(46,563,361)	—	(22,920,483)

Net Increase (Decrease) from Capital Transactions	(2,061,318)	(25,580,329)	12,230,068	(16,434,767)

Total Increase (Decrease) in Net Assets	(1,622,186)	(29,334,794)	14,076,946	(26,191,531)

NET ASSETS
Beginning of Period	$20,431,841	$49,766,635	$23,155,525	$49,347,056

End of Period	$18,809,655	$20,431,841	$37,232,471	$23,155,525

SHARE TRANSACTIONS
Beginning of period	500,000	1,000,000	600,000	1,000,000
Shares issued	—	500,000	300,000	150,000
Shares issued in-kind	—	—	—	—
Shares redeemed	—	(800,000)	—	(550,000)
Shares redeemed in-kind	(50,000)	(200,000)	—	—

Shares Outstanding, End of Period	450,000	500,000	900,000	600,000

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

32	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® Ultra-Short Income Fund		FlexShares® Core Select Bond Fund
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022

OPERATIONS
Net investment income (loss)	$16,965,310	$8,594,946	$2,405,450	$3,278,852
Net realized gain (loss)	5,557	(815,721)	(2,306,104)	(14,903,388)
Net change in unrealized appreciation (depreciation)	6,006,718	(11,518,881)	11,052,552	(13,967,521)

Net Increase (Decrease) in Net Assets
Resulting from Operations	22,977,585	(3,739,656)	11,151,898	(25,592,057)

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(15,550,273)	(7,907,561)	(2,442,540)	(3,352,156)

Total distributions	(15,550,273)	(7,907,561)	(2,442,540)	(3,352,156)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	123,024,157	583,737,232	29,856,762	73,291,854
Cost of shares redeemed	(41,006,742)	(90,072,224)	(4,443,143)	(11,502,530)

Net Increase (Decrease) from Capital Transactions	82,017,415	493,665,008	25,413,619	61,789,324

Total Increase (Decrease) in Net Assets	89,444,727	482,017,791	34,122,977	32,845,111

NET ASSETS
Beginning of Period	$856,356,930	$374,339,139	$159,362,079	$126,516,968

End of Period	$945,801,657	$856,356,930	$193,485,056	$159,362,079

SHARE TRANSACTIONS
Beginning of period	11,525,001	4,925,001	7,425,001	4,825,001
Shares issued	1,650,000	7,800,000	—	—
Shares issued in-kind	—	—	1,350,000	3,075,000
Shares redeemed	(550,000)	(1,200,000)	—	—
Shares redeemed in-kind	—	—	(200,000)	(475,000)

Shares Outstanding, End of Period	12,625,001	11,525,001	8,575,001	7,425,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	33

FlexShares® Trust

Financial Highlights

	FlexShares® US Quality Low Volatility Index Fund
	Six Months ended April 30, 2023 (Unaudited)				For the period 07/15/19* through 10/31/19

		Year ended October 31,
		2022	2021	2020

Net asset value, beginning of period	$50.02	$54.60	$40.93	$40.44	$40.00

PER SHARE

Investment Operations
Net Investment Income	0.47 (a)	0.82 (a)	0.57 (a)	0.64 (a)	0.17 (a)
Net Realized and Unrealized Gain (Loss)	2.50	(4.70)	13.69	0.38	0.35

Total from Operations	2.97	(3.88)	14.26	1.02	0.52

Distributions
Net Investment Income	(0.48)	(0.70)	(0.59)	(0.53)	(0.08)

Total from Distributions	(0.48)	(0.70)	(0.59)	(0.53)	(0.08)

Net Asset Value, end of period	$52.51	$50.02	$54.60	$40.93	$40.44

Total Return(b)
Net Asset Value(d)	5.98%	(7.12)%	35.05%	2.63%	1.30%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.23%	0.23%	0.23%	0.23%	0.23%
Expenses net of reimbursements	0.22%	0.22%	0.22%	0.22%	0.22%
Net Investment Income Before Reimbursements	1.85%	1.58%	1.17%	1.55%	1.45%
Net Investment Income Net of Reimbursements	1.85%	1.58%	1.17%	1.56%	1.45%

Supplemental Data
Portfolio Turnover Rate(b)(e)	25%	48%	43%	47%	9%
Net assets, end of period (thousands)	$169,353	$162,569	$161,074	$110,524	$6,067

*	Commencement of investment operations.

See Accompanying Notes to the Financial Statements.

34	FLEXSHARES SEMIANNUAL REPORT

Financial Highlights (cont.)

	FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund
	Six Months ended April 30, 2023 (Unaudited)				For the period 07/15/19* through 10/31/19

		Year ended October 31,
		2022	2021	2020

Net asset value, beginning of period	$22.09	$27.92	$23.48	$25.60	$25.00

PER SHARE

Investment Operations
Net Investment Income	0.37 (a)	0.66 (a)	0.73 (a)	0.64 (a)	0.16 (a)
Net Realized and Unrealized Gain (Loss)	3.97	(5.71)	4.43	(2.22)	0.53

Total from Operations	4.34	(5.05)	5.16	(1.58)	0.69

Distributions
Net Investment Income	(0.15)	(0.78)	(0.72)	(0.54)	(0.09)

Total from Distributions	(0.15)	(0.78)	(0.72)	(0.54)	(0.09)

Net Asset Value, end of period	$26.28	$22.09	$27.92	$23.48	$25.60

Total Return(b)
Net Asset Value(d)	19.72%	(18.36)%	22.05%	(6.24)%	2.76%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.33%	0.33%	0.33%	0.33%	0.32%
Expenses net of reimbursements	0.32%	0.32%	0.32%	0.32%	0.32%
Net Investment Income Before Reimbursements	3.03%	2.60%	2.68%	2.63%	2.21%
Net Investment Income Net of Reimbursements	3.03%	2.60%	2.68%	2.64%	2.21%

Supplemental Data
Portfolio Turnover Rate(b)(e)	25%	56%	56%	62%	14%
Net assets, end of period (thousands)	$81,466	$61,852	$75,371	$65,747	$5,120

*	Commencement of investment operations.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	35

Financial Highlights (cont.)

	FlexShares® Emerging Markets Quality Low Volatility Index Fund
	Six Months ended April 30, 2023 (Unaudited)				For the period 07/15/19* through 10/31/19

		Year ended October 31,
		2022	2021	2020

Net asset value, beginning of period	$20.53	$26.41	$23.95	$24.94	$25.00

PER SHARE

Investment Operations
Net Investment Income	0.30 (a)	0.67 (a)	0.69 (a)	0.56 (a)	0.23 (a)
Net Realized and Unrealized Gain (Loss)	2.17	(5.82)	2.22	(0.91)	(0.18)

Total from Operations	2.47	(5.15)	2.91	(0.35)	0.05

Distributions
Net Investment Income	(0.12)	(0.69)	(0.45)	(0.64)	(0.11)
Tax Return of Capital	—	(0.04)	—	—	—

Total from Distributions	(0.12)	(0.73)	(0.45)	(0.64)	(0.11)

Net Asset Value, end of period	$22.88	$20.53	$26.41	$23.95	$24.94

Total Return(b)
Net Asset Value(d)	12.06%	(19.77)%	12.09%	(1.41)%	0.19%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.41%	0.41%	0.41%	0.41%	0.40%
Expenses net of reimbursements	0.40%	0.40%	0.40%	0.40%	0.40%
Net Investment Income Before Reimbursements	2.65%	2.75%	2.57%	2.38%	3.18%
Net Investment Income Net of Reimbursements	2.65%	2.75%	2.58%	2.39%	3.18%

Supplemental Data
Portfolio Turnover Rate(b)(e)	24%	53%	54%	81%	12%
Net assets, end of period (thousands)	$18,306	$8,214	$15,844	$9,578	$4,989

*	Commencement of investment operations.

See Accompanying Notes to the Financial Statements.

36	FLEXSHARES SEMIANNUAL REPORT

Financial Highlights (cont.)

	FlexShares® Morningstar US Market Factor Tilt Index Fund
	Six Months ended April 30, 2023 (Unaudited)

		Year ended October 31,
		2022	2021	2020	2019	2018

Net asset value, beginning of period	$151.07	$178.97	$121.11	$119.52	$110.13	$107.50

PER SHARE

Investment Operations
Net Investment Income	1.31 (a)	2.39 (a)	2.08 (a)	2.10 (a)	1.95 (a)	2.02 (a)
Net Realized and Unrealized Gain (Loss)	6.67	(27.93)	57.80	1.60	9.33	2.59

Total from Operations	7.98	(25.54)	59.88	3.70	11.28	4.61

Distributions
Net Investment Income	(1.21)	(2.36)	(2.02)	(2.11)	(1.89)	(1.98)

Total from Distributions	(1.21)	(2.36)	(2.02)	(2.11)	(1.89)	(1.98)

Net Asset Value, end of period	$157.84	$151.07	$178.97	$121.11	$119.52	$110.13

Total Return(b)
Net Asset Value(d)	5.33%	(14.33)%	49.68%	3.28%	10.41%	4.22%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.26%	0.26%	0.26%	0.26%	0.26%	0.25%
Expenses net of reimbursements	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Net Investment Income Before Reimbursements	1.70%	1.47%	1.28%	1.78%	1.72%	1.77%
Net Investment Income Net of Reimbursements	1.71%	1.47%	1.29%	1.79%	1.72%	1.77%

Supplemental Data
Portfolio Turnover Rate(b)(e)	7%	14%	24%	26%	28%	15%
Net assets, end of period (thousands)	$1,412,685	$1,397,408	$1,727,019	$1,174,786	$1,446,137	$1,387,665

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	37

Financial Highlights (cont.)

	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
	Six Months ended April 30, 2023 (Unaudited)

		Year ended October 31,
		2022	2021	2020	2019	2018

Net asset value, beginning of period	$54.48	$73.71	$54.24	$62.67	$59.76	$67.51

PER SHARE

Investment Operations
Net Investment Income	0.93 (a)	1.94 (a)	1.71 (a)	1.31 (a)	1.85 (a)	1.78 (a)
Net Realized and Unrealized Gain (Loss)	10.76	(18.43)	19.27	(7.88)	2.89	(7.39)

Total from Operations	11.69	(16.49)	20.98	(6.57)	4.74	(5.61)

Distributions
Net Investment Income	(0.30)	(2.62)	(1.51)	(1.86)	(1.83)	(2.14)
Tax Return of Capital	—	(0.12)	—	—	—	—

Total from Distributions	(0.30)	(2.74)	(1.51)	(1.86)	(1.83)	(2.14)

Net Asset Value, end of period	$65.87	$54.48	$73.71	$54.24	$62.67	$59.76

Total Return(b)
Net Asset Value(d)	21.50%	(22.83)%	38.79%	(10.57)%	8.13%	(8.61)%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.40%	0.40%	0.40%	0.40%	0.40%	0.39%
Expenses net of reimbursements	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%
Net Investment Income Before Reimbursements	2.98%	3.02%	2.42%	2.28%	3.09%	2.65%
Net Investment Income Net of Reimbursements	2.99%	3.02%	2.42%	2.28%	3.09%	2.65%

Supplemental Data
Portfolio Turnover Rate(b)(e)	11%	27%	29%	21%	25%	34%
Net assets, end of period (thousands)	$540,167	$446,754	$648,638	$499,016	$965,142	$968,096

See Accompanying Notes to the Financial Statements.

38	FLEXSHARES SEMIANNUAL REPORT

Financial Highlights (cont.)

	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
	Six Months ended April 30, 2023 (Unaudited)

		Year ended October 31,
		2022	2021	2020	2019	2018

Net asset value, beginning of period	$42.22	$60.79	$48.05	$50.42	$47.92	$57.38

PER SHARE

Investment Operations
Net Investment Income	0.54 (a)	1.86 (a)	1.51 (a)	1.02 (a)	1.49 (a)	1.46 (a)
Net Realized and Unrealized Gain (Loss)	6.20	(18.06)	12.40	(1.97)	2.46	(9.34)

Total from Operations	6.74	(16.20)	13.91	(0.95)	3.95	(7.88)

Distributions
Net Investment Income	(0.63)	(2.37)	(1.17)	(1.42)	(1.45)	(1.58)

Total from Distributions	(0.63)	(2.37)	(1.17)	(1.42)	(1.45)	(1.58)

Net Asset Value, end of period	$48.33	$42.22	$60.79	$48.05	$50.42	$47.92

Total Return(b)
Net Asset Value(d)	16.01%	(27.32)%	28.95%	(1.86)%	8.29%	(14.05)%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.59%
Expenses net of reimbursements	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Net Investment Income Before Reimbursements	2.25%	3.49%	2.46%	2.13%	2.92%	2.56%
Net Investment Income Net of Reimbursements	2.25%	3.49%	2.47%	2.14%	2.93%	2.56%

Supplemental Data
Portfolio Turnover Rate(b)(e)	19%	34%	40%	41%	45%	49%
Net assets, end of period (thousands)	$236,794	$206,889	$334,372	$225,847	$413,414	$488,736

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	39

Financial Highlights (cont.)

	FlexShares® US Quality Large Cap Index Fund
	Six Months ended April 30, 2023 (Unaudited)

		Year ended October 31,
		2022	2021	2020	2019	2018

Net asset value, beginning of period	$43.17	$50.25	$35.48	$34.69	$33.44	$31.83

PER SHARE

Investment Operations
Net Investment Income	0.35 (a)	0.61 (a)	0.50 (a)	0.62 (a)	0.68 (a)	0.54 (a)
Net Realized and Unrealized Gain (Loss)	2.63	(7.11)	14.76	0.76	1.29	1.58

Total from Operations	2.98	(6.50)	15.26	1.38	1.97	2.12

Distributions
Net Investment Income	(0.34)	(0.58)	(0.49)	(0.59)	(0.72)	(0.51)

Total from Distributions	(0.34)	(0.58)	(0.49)	(0.59)	(0.72)	(0.51)

Net Asset Value, end of period	$45.81	$43.17	$50.25	$35.48	$34.69	$33.44

Total Return(b)
Net Asset Value(d)	6.95%	(12.98)%	43.21%	4.13%	6.04%	6.63%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.26%	0.30%	0.33%	0.33%	0.33%	0.33%
Expenses net of reimbursements	0.25%	0.30%	0.32%	0.32%	0.32%	0.32%
Net Investment Income Before Reimbursements	1.60%	1.31%	1.11%	1.77%	2.04%	1.56%
Net Investment Income Net of Reimbursements	1.60%	1.31%	1.11%	1.77%	2.05%	1.57%

Supplemental Data
Portfolio Turnover Rate(b)(e)	7%	22%	30%	48%	69%	94%
Net assets, end of period (thousands)	$125,973	$127,350	$144,475	$71,842	$51,171	$61,859

See Accompanying Notes to the Financial Statements.

40	FLEXSHARES SEMIANNUAL REPORT

Financial Highlights (cont.)

	FlexShares® STOXX® US ESG Select Index Fund
	Six Months ended April 30, 2023 (Unaudited)

		Year ended October 31,
		2022	2021	2020	2019	2018

Net asset value, beginning of period	$92.96	$112.73	$79.16	$72.29	$64.33	$60.49

PER SHARE

Investment Operations
Net Investment Income	0.66 (a)	1.22 (a)	1.26 (a)	1.27 (a)	1.21 (a)	1.09 (a)
Net Realized and Unrealized Gain (Loss)	8.46	(19.75)	33.50	6.81	7.83	3.84

Total from Operations	9.12	(18.53)	34.76	8.08	9.04	4.93

Distributions
Net Investment Income	(0.63)	(1.24)	(1.19)	(1.21)	(1.08)	(1.09)

Total from Distributions	(0.63)	(1.24)	(1.19)	(1.21)	(1.08)	(1.09)

Net Asset Value, end of period	$101.45	$92.96	$112.73	$79.16	$72.29	$64.33

Total Return(b)
Net Asset Value(d)	9.87%	(16.51)%	44.15%	11.40%	14.21%	8.13%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%
Expenses net of reimbursements	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%
Net Investment Income Before Reimbursements	1.38%	1.20%	1.25%	1.67%	1.78%	1.66%
Net Investment Income Net of Reimbursements	1.39%	1.20%	1.26%	1.68%	1.79%	1.67%

Supplemental Data
Portfolio Turnover Rate(b)(e)	15%	46%	40%	66%	75%	110%
Net assets, end of period (thousands)	$174,998	$171,980	$191,643	$89,052	$56,024	$28,946

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	41

Financial Highlights (cont.)

	FlexShares® STOXX® Global ESG Select Index Fund
	Six Months ended April 30, 2023 (Unaudited)

		Year ended October 31,
		2022	2021	2020	2019	2018

Net asset value, beginning of period	$117.54	$148.57	$106.02	$101.77	$91.61	$91.97

PER SHARE

Investment Operations
Net Investment Income	1.25 (a)	2.24 (a)	2.03 (a)	1.72 (a)	2.05 (a)	1.95 (a)
Net Realized and Unrealized Gain (Loss)	17.92	(30.82)	42.38	4.26	10.12	(0.61)

Total from Operations	19.17	(28.58)	44.41	5.98	12.17	1.34

Distributions
Net Investment Income	(0.70)	(2.45)	(1.86)	(1.73)	(2.01)	(1.70)

Total from Distributions	(0.70)	(2.45)	(1.86)	(1.73)	(2.01)	(1.70)

Net Asset Value, end of period	$136.01	$117.54	$148.57	$106.02	$101.77	$91.61

Total Return(b)
Net Asset Value(d)	16.37%	(19.35)%	42.10%	6.03%	13.49%	1.38%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%
Expenses net of reimbursements	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Net Investment Income Before Reimbursements	1.97%	1.69%	1.50%	1.66%	2.15%	2.03%
Net Investment Income Net of Reimbursements	1.97%	1.69%	1.51%	1.66%	2.16%	2.04%

Supplemental Data
Portfolio Turnover Rate(b)(e)	15%	54%	48%	58%	66%	78%
Net assets, end of period (thousands)	$156,408	$146,925	$185,717	$111,323	$91,590	$73,284

See Accompanying Notes to the Financial Statements.

42	FLEXSHARES SEMIANNUAL REPORT

Financial Highlights (cont.)

	FlexShares® ESG & Climate US Large Cap Core Index Fund
	Six Months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022	For the period 09/20/21* through 10/31/21

Net asset value, beginning of period	$44.21	$53.39	$50.00

PER SHARE

Investment Operations
Net Investment Income	0.39 (a)	0.70 (a)	0.06	(a)
Net Realized and Unrealized Gain (Loss)	3.22	(9.25)	3.33

Total from Operations	3.61	(8.55)	3.39

Distributions
Net Investment Income	(0.35)	(0.62)	—
From Net Realized Gains	—	(0.01)	—

Total from Distributions	(0.35)	(0.63)	—

Net Asset Value, end of period	$47.47	$44.21	$53.39

Total Return(b)
Net Asset Value(d)	8.24%	(16.09)%	6.78%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.10%	0.10%	0.09%
Expenses net of reimbursements	0.09%	0.09%	0.09%
Net Investment Income Before Reimbursements	1.74%	1.53%	0.96%
Net Investment Income Net of Reimbursements	1.74%	1.53%	0.96%

Supplemental Data
Portfolio Turnover Rate(b)(e)	5%	18%	—	%(f)
Net assets, end of period (thousands)	$34,414	$22,103	$2,669

*	Commencement of investment operations.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	43

Financial Highlights (cont.)

	FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund
	Six Months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022	For the period 09/20/21* through 10/31/21

Net asset value, beginning of period	$38.15	$51.19	$50.00

PER SHARE

Investment Operations
Net Investment Income	0.69 (a)	1.44 (a)	0.16	(a)
Net Realized and Unrealized Gain (Loss)	8.15	(13.28)	1.03

Total from Operations	8.84	(11.84)	1.19

Distributions
Net Investment Income	(0.29)	(1.20)	—

Total from Distributions	(0.29)	(1.20)	—

Net Asset Value, end of period	$46.70	$38.15	$51.19

Total Return(b)
Net Asset Value(d)	23.27%	(23.36)%	2.38%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.13%	0.13%	0.12%
Expenses net of reimbursements	0.12%	0.12%	0.12%
Net Investment Income Before Reimbursements	3.16%	3.35%	2.72%
Net Investment Income Net of Reimbursements	3.16%	3.35%	2.72%

Supplemental Data
Portfolio Turnover Rate(b)(e)	15%	33%	—	%(f)
Net assets, end of period (thousands)	$39,693	$17,169	$5,119

*	Commencement of investment operations.

See Accompanying Notes to the Financial Statements.

44	FLEXSHARES SEMIANNUAL REPORT

Financial Highlights (cont.)

	FlexShares® ESG & Climate Emerging Markets Core Index Fund
	Six Months ended April 30, 2023 (Unaudited)	For the period 04/20/22* through 10/31/22

Net asset value, beginning of period	$38.68	$50.00

PER SHARE

Investment Operations
Net Investment Income	0.36 (a)	0.76 (a)
Net Realized and Unrealized Gain (Loss)	5.67	(11.42)

Total from Operations	6.03	(10.66)

Distributions
Net Investment Income	(0.37)	(0.66)

Total from Distributions	(0.37)	(0.66)

Net Asset Value, end of period	$44.34	$38.68

Total Return(b)
Net Asset Value(d)	15.60%	(21.47)%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.19%	0.19%
Expenses net of reimbursements	0.18%	0.18%
Net Investment Income Before Reimbursements	1.61%	3.15%
Net Investment Income Net of Reimbursements	1.61%	3.15%

Supplemental Data
Portfolio Turnover Rate(b)(e)	23%	18%
Net assets, end of period (thousands)	$4,434	$3,868

*	Commencement of investment operations.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	45

Financial Highlights (cont.)

	FlexShares® Morningstar Global Upstream Natural Resources Index Fund
	Six Months ended April 30, 2023 (Unaudited)

		Year ended October 31,
		2022	2021	2020	2019	2018

Net asset value, beginning of period	$41.35	$38.66	$26.71	$31.40	$31.51	$31.59

PER SHARE

Investment Operations
Net Investment Income	0.71 (a)	1.88 (a)	1.44 (a)	0.89 (a)	1.08 (a)	0.91 (a)
Net Realized and Unrealized Gain (Loss)	0.90	2.76	11.72	(4.65)	(0.09)	(0.13)

Total from Operations	1.61	4.64	13.16	(3.76)	0.99	0.78

Distributions
Net Investment Income	(0.41)	(1.95)	(1.21)	(0.93)	(1.10)	(0.86)

Total from Distributions	(0.41)	(1.95)	(1.21)	(0.93)	(1.10)	(0.86)

Net Asset Value, end of period	$42.55	$41.35	$38.66	$26.71	$31.40	$31.51

Total Return(b)
Net Asset Value(d)	3.94%	12.20%	49.70%	(11.87)%	3.16%	2.33%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.47%	0.47%	0.47%	0.47%	0.47%	0.46%
Expenses net of reimbursements	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Net Investment Income Before Reimbursements	3.30%	4.48%	3.95%	3.03%	3.40%	2.72%
Net Investment Income Net of Reimbursements	3.31%	4.48%	3.95%	3.04%	3.41%	2.72%

Supplemental Data
Portfolio Turnover Rate(b)(e)	17%	32%	28%	29%	24%	30%
Net assets, end of period (thousands)	$7,508,731	$6,834,852	$6,052,710	$2,924,726	$5,510,201	$5,435,783

See Accompanying Notes to the Financial Statements.

46	FLEXSHARES SEMIANNUAL REPORT

Financial Highlights (cont.)

	FlexShares® STOXX® Global Broad Infrastructure Index Fund
	Six Months ended April 30, 2023 (Unaudited)

		Year ended October 31,
		2022	2021	2020	2019	2018

Net asset value, beginning of period	$48.32	$57.73	$48.10	$52.56	$45.09	$47.85

PER SHARE

Investment Operations
Net Investment Income	0.66 (a)	1.35 (a)	1.38 (a)	1.25 (a)	1.35 (a)	1.36 (a)
Net Realized and Unrealized Gain (Loss)	4.72	(9.27)	9.57	(4.53)	7.34	(2.71)

Total from Operations	5.38	(7.92)	10.95	(3.28)	8.69	(1.35)

Distributions
Net Investment Income	(0.37)	(1.49)	(1.32)	(1.18)	(1.22)	(1.41)

Total from Distributions	(0.37)	(1.49)	(1.32)	(1.18)	(1.22)	(1.41)

Net Asset Value, end of period	$53.33	$48.32	$57.73	$48.10	$52.56	$45.09

Total Return(b)
Net Asset Value(d)	11.18%	(13.92)%	22.85%	(6.23)%	19.52%	(2.90)%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.48%	0.48%	0.48%	0.48%	0.48%	0.47%
Expenses net of reimbursements	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%
Net Investment Income Before Reimbursements	2.59%	2.51%	2.45%	2.51%	2.73%	2.88%
Net Investment Income Net of Reimbursements	2.59%	2.51%	2.45%	2.52%	2.74%	2.89%

Supplemental Data
Portfolio Turnover Rate(b)(e)	9%	16%	13%	13%	12%	13%
Net assets, end of period (thousands)	$2,370,591	$2,500,518	$2,643,906	$1,856,596	$1,477,030	$773,363

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	47

Financial Highlights (cont.)

	FlexShares® Global Quality Real Estate Index Fund
	Six Months ended April 30, 2023 (Unaudited)

		Year ended October 31,
		2022	2021	2020	2019	2018

Net asset value, beginning of period	$52.12	$70.35	$50.88	$66.60	$57.96	$62.02

PER SHARE

Investment Operations
Net Investment Income	1.06 (a)	1.67 (a)	1.38 (a)	1.43 (a)	1.76 (a)	1.80 (a)
Net Realized and Unrealized Gain (Loss)	1.07	(17.88)	19.13	(14.62)	8.68	(3.99)

Total from Operations	2.13	(16.21)	20.51	(13.19)	10.44	(2.19)

Distributions
Net Investment Income	(0.54)	(1.99)	(1.04)	(2.50)	(1.80)	(1.87)
Tax Return of Capital	—	(0.03)	—	(0.03)	—	—

Total from Distributions	(0.54)	(2.02)	(1.04)	(2.53)	(1.80)	(1.87)

Net Asset Value, end of period	$53.71	$52.12	$70.35	$50.88	$66.60	$57.96

Total Return(b)
Net Asset Value(d)	4.12%	(23.51)%	40.58%	(20.29)%	18.37%	(3.69)%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Expenses net of reimbursements	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Net Investment Income Before Reimbursements	3.94%	2.63%	2.16%	2.53%	2.80%	2.92%
Net Investment Income Net of Reimbursements	3.95%	2.63%	2.17%	2.54%	2.81%	2.92%

Supplemental Data
Portfolio Turnover Rate(b)(e)	24%	54%	52%	56%	53%	61%
Net assets, end of period (thousands)	$327,620	$328,381	$418,597	$264,574	$376,264	$275,332

See Accompanying Notes to the Financial Statements.

48	FLEXSHARES SEMIANNUAL REPORT

Financial Highlights (cont.)

	FlexShares® Real Assets Allocation Index Fund
	Six Months ended April 30, 2023 (Unaudited)

			Year ended October 31,
			2022		2021		2020		2019		2018

Net asset value, beginning of period	$28.86		$33.67		$25.72		$30.30		$26.45		$28.08

PER SHARE

Investment Operations
Net Investment Income	0.23	(a)	0.93	(a)	0.83	(a)	0.86	(a)	0.76	(a)	0.80	(a)
Net Realized and Unrealized Gain (Loss)	1.99		(4.72)		7.78		(4.58)		3.85		(1.64)

Total from Operations	2.22		(3.79)		8.61		(3.72)		4.61		(0.84)

Distributions
Net Investment Income	(0.24)		(1.02)		(0.66)		(0.86)		(0.76)		(0.79)
From Net Realized Gains	—		—		—		—		—		0.00	(g)

Total from Distributions	(0.24)		(1.02)		(0.66)		(0.86)		(0.76)		(0.79)

Net Asset Value, end of period	$30.84		$28.86		$33.67		$25.72		$30.30		$26.45

Total Return(b)
Net Asset Value(d)	7.72%		(11.49)%		33.66%		(12.45)%		17.69%		(3.09)%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.58	%(h)	0.58	%(h)	0.58	%(h)	0.58	%(h)	0.58	%(h)	0.59	%(h)
Expenses net of reimbursements	0.12	%(h)	0.11	%(h)	0.12	%(h)	0.11	%(h)	0.11	%(h)	0.11	%(h)
Net Investment Income Before Reimbursements	1.04%		2.40%		2.07%		2.65%		2.22%		2.39%
Net Investment Income Net of Reimbursements	1.50%		2.86%		2.53%		3.11%		2.69%		2.87%

Supplemental Data
Portfolio Turnover Rate(b)(e)	9%		7%		40%		14%		4%		5%
Net assets, end of period (thousands)	$22,358		$28,865		$30,300		$4,502		$11,361		$13,887

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	49

Financial Highlights (cont.)

	FlexShares® Quality Dividend Index Fund
	Six Months ended April 30, 2023 (Unaudited)

		Year ended October 31,
		2022	2021	2020	2019	2018

Net asset value, beginning of period	$52.28	$58.35	$43.40	$46.33	$44.53	$42.57

PER SHARE

Investment Operations
Net Investment Income	0.72 (a)	1.25 (a)	1.16 (a)	1.24 (a)	1.24 (a)	1.20 (a)
Net Realized and Unrealized Gain (Loss)	2.65	(6.05)	14.89	(2.67)	2.29	1.98

Total from Operations	3.37	(4.80)	16.05	(1.43)	3.53	3.18

Distributions
Net Investment Income	(0.60)	(1.27)	(1.10)	(1.25)	(1.19)	(1.22)
From Net Realized Gains	—	—	—	(0.25)	(0.54)	—

Total from Distributions	(0.60)	(1.27)	(1.10)	(1.50)	(1.73)	(1.22)

Net Asset Value, end of period	$55.05	$52.28	$58.35	$43.40	$46.33	$44.53

Total Return(b)
Net Asset Value(d)	6.51%	(8.29)%	37.27%	(2.98)%	8.45%	7.42%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.38%	0.38%	0.38%	0.38%	0.38%	0.37%
Expenses net of reimbursements	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Net Investment Income Before Reimbursements	2.70%	2.24%	2.16%	2.79%	2.80%	2.64%
Net Investment Income Net of Reimbursements	2.70%	2.24%	2.16%	2.79%	2.81%	2.64%

Supplemental Data
Portfolio Turnover Rate(b)(e)	20%	40%	51%	75%	95%	76%
Net assets, end of period (thousands)	$1,541,405	$1,522,730	$1,642,545	$1,265,177	$1,707,344	$1,759,108

See Accompanying Notes to the Financial Statements.

50	FLEXSHARES SEMIANNUAL REPORT

Financial Highlights (cont.)

	FlexShares® Quality Dividend Defensive Index Fund
	Six Months ended April 30, 2023 (Unaudited)

		Year ended October 31,
		2022	2021	2020	2019	2018

Net asset value, beginning of period	$50.61	$56.01	$42.61	$46.25	$44.46	$42.04

PER SHARE

Investment Operations
Net Investment Income	0.68 (a)	1.16 (a)	1.09 (a)	1.21 (a)	1.22 (a)	1.21 (a)
Net Realized and Unrealized Gain (Loss)	3.38	(5.35)	13.39	(3.28)	3.35	2.45

Total from Operations	4.06	(4.19)	14.48	(2.07)	4.57	3.66

Distributions
Net Investment Income	(0.59)	(1.21)	(1.08)	(1.21)	(1.14)	(1.24)
From Net Realized Gains	—	—	—	(0.36)	(1.64)	—

Total from Distributions	(0.59)	(1.21)	(1.08)	(1.57)	(2.78)	(1.24)

Net Asset Value, end of period	$54.08	$50.61	$56.01	$42.61	$46.25	$44.46

Total Return(b)
Net Asset Value(d)	8.09%	(7.53)%	34.28%	(4.45)%	11.40%	8.69%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses net of reimbursements	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Net Investment Income Before Reimbursements	2.62%	2.16%	2.10%	2.77%	2.76%	2.70%
Net Investment Income Net of Reimbursements	2.63%	2.16%	2.11%	2.77%	2.76%	2.71%

Supplemental Data
Portfolio Turnover Rate(b)(e)	22%	47%	57%	76%	91%	94%
Net assets, end of period (thousands)	$333,933	$345,444	$448,058	$411,173	$450,963	$320,091

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	51

Financial Highlights (cont.)

	FlexShares® Quality Dividend Dynamic Index Fund
	Six Months ended April 30, 2023 (Unaudited)

		Year ended October 31,
		2022	2021	2020	2019	2018

Net asset value, beginning of period	$55.58	$62.59	$43.94	$45.49	$42.20	$41.84

PER SHARE

Investment Operations
Net Investment Income	0.78 (a)	1.23 (a)	1.22 (a)	1.33 (a)	1.21 (a)	1.15 (a)
Net Realized and Unrealized Gain (Loss)	2.66	(6.97)	18.57	(1.21)	3.26	0.40

Total from Operations	3.44	(5.74)	19.79	0.12	4.47	1.55

Distributions
Net Investment Income	(0.66)	(1.27)	(1.14)	(1.67)	(1.18)	(1.19)

Total from Distributions	(0.66)	(1.27)	(1.14)	(1.67)	(1.18)	(1.19)

Net Asset Value, end of period	$58.36	$55.58	$62.59	$43.94	$45.49	$42.20

Total Return(b)
Net Asset Value(d)	6.26%	(9.23)%	45.38%	0.86%	10.86%	3.59%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses net of reimbursements	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Net Investment Income Before Reimbursements	2.72%	2.07%	2.14%	2.93%	2.81%	2.61%
Net Investment Income Net of Reimbursements	2.73%	2.08%	2.15%	2.94%	2.82%	2.62%

Supplemental Data
Portfolio Turnover Rate(b)(e)	20%	48%	53%	77%	77%	77%
Net assets, end of period (thousands)	$17,508	$18,062	$21,905	$13,181	$52,308	$44,305

See Accompanying Notes to the Financial Statements.

52	FLEXSHARES SEMIANNUAL REPORT

Financial Highlights (cont.)

	FlexShares® International Quality Dividend Index Fund
	Six Months ended April 30, 2023 (Unaudited)

		Year ended October 31,
		2022	2021	2020	2019	2018

Net asset value, beginning of period	$18.47	$25.77	$20.15	$23.06	$22.37	$26.27

PER SHARE

Investment Operations
Net Investment Income	0.49 (a)	1.15 (a)	0.97 (a)	0.79 (a)	1.13 (a)	1.22 (a)
Net Realized and Unrealized Gain (Loss)	3.88	(7.23)	5.55	(2.86)	0.70	(3.86)

Total from Operations	4.37	(6.08)	6.52	(2.07)	1.83	(2.64)

Distributions
Net Investment Income	(0.24)	(1.22)	(0.90)	(0.84)	(1.14)	(1.26)

Total from Distributions	(0.24)	(1.22)	(0.90)	(0.84)	(1.14)	(1.26)

Net Asset Value, end of period	$22.60	$18.47	$25.77	$20.15	$23.06	$22.37

Total Return(b)
Net Asset Value(d)	23.79%	(24.11)%	32.42%	(8.94)%	8.41%	(10.48)%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.48%	0.48%	0.48%	0.48%	0.48%	0.47%
Expenses net of reimbursements	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%
Net Investment Income Before Reimbursements	4.61%	5.11%	3.80%	3.68%	4.98%	4.77%
Net Investment Income Net of Reimbursements	4.61%	5.11%	3.81%	3.68%	4.98%	4.78%

Supplemental Data
Portfolio Turnover Rate(b)(e)	20%	69%	68%	74%	71%	71%
Net assets, end of period (thousands)	$560,468	$432,097	$616,007	$453,477	$774,685	$765,167

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	53

Financial Highlights (cont.)

	FlexShares® International Quality Dividend Defensive Index Fund
	Six Months ended April 30, 2023 (Unaudited)

		Year ended October 31,
		2022	2021	2020	2019	2018

Net asset value, beginning of period	$17.63	$23.82	$19.16	$21.87	$21.39	$25.06

PER SHARE

Investment Operations
Net Investment Income	0.44 (a)	0.99 (a)	0.93 (a)	0.74 (a)	1.09 (a)	1.14 (a)
Net Realized and Unrealized Gain (Loss)	2.70	(6.14)	4.62	(2.70)	0.51	(3.54)

Total from Operations	3.14	(5.15)	5.55	(1.96)	1.60	(2.40)

Distributions
Net Investment Income	(0.22)	(1.04)	(0.89)	(0.75)	(1.12)	(1.27)

Total from Distributions	(0.22)	(1.04)	(0.89)	(0.75)	(1.12)	(1.27)

Net Asset Value, end of period	$20.55	$17.63	$23.82	$19.16	$21.87	$21.39

Total Return(b)
Net Asset Value(d)	17.87%	(22.06)%	29.03%	(8.92)%	7.66%	(10.03)%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Expenses net of reimbursements	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%
Net Investment Income Before Reimbursements	4.47%	4.62%	3.91%	3.65%	5.02%	4.68%
Net Investment Income Net of Reimbursements	4.48%	4.62%	3.92%	3.66%	5.03%	4.68%

Supplemental Data
Portfolio Turnover Rate(b)(e)	33%	65%	65%	75%	63%	69%
Net assets, end of period (thousands)	$30,818	$40,545	$71,459	$59,404	$78,719	$87,703

See Accompanying Notes to the Financial Statements.

54	FLEXSHARES SEMIANNUAL REPORT

Financial Highlights (cont.)

	FlexShares® International Quality Dividend Dynamic Index Fund
	Six Months ended April 30, 2023 (Unaudited)

		Year ended October 31,
		2022	2021	2020	2019	2018

Net asset value, beginning of period	$21.31	$30.39	$22.38	$24.94	$23.51	$27.82

PER SHARE

Investment Operations
Net Investment Income	0.53 (a)	1.45 (a)	1.28 (a)	0.70 (a)	1.05 (a)	1.32 (a)
Net Realized and Unrealized Gain (Loss)	5.09	(9.01)	7.63	(2.45)	1.52	(4.34)

Total from Operations	5.62	(7.56)	8.91	(1.75)	2.57	(3.02)

Distributions
Net Investment Income	(0.23)	(1.52)	(0.90)	(0.81)	(1.14)	(1.29)

Total from Distributions	(0.23)	(1.52)	(0.90)	(0.81)	(1.14)	(1.29)

Net Asset Value, end of period	$26.70	$21.31	$30.39	$22.38	$24.94	$23.51

Total Return(b)
Net Asset Value(d)	26.52%	(25.48)%	39.87%	(6.99)%	11.30%	(11.34)%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Expenses net of reimbursements	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%
Net Investment Income Before Reimbursements	4.20%	5.49%	4.24%	2.90%	4.36%	4.83%
Net Investment Income Net of Reimbursements	4.21%	5.49%	4.25%	2.91%	4.37%	4.83%

Supplemental Data
Portfolio Turnover Rate(b)(e)	32%	74%	72%	85%	88%	75%
Net assets, end of period (thousands)	$109,473	$61,788	$75,975	$22,376	$47,391	$63,481

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	55

Financial Highlights (cont.)

	FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund
	Six Months ended April 30, 2023 (Unaudited)

		Year ended October 31,
		2022	2021	2020	2019	2018

Net asset value, beginning of period	$23.58	$26.38	$25.73	$24.58	$23.81	$24.60

PER SHARE

Investment Operations
Net Investment Income	0.39 (a)	1.72 (a)	1.09 (a)	0.33 (a)	0.46 (a)	0.68 (a)
Net Realized and Unrealized Gain (Loss)	0.37	(2.83)	0.68	1.09	0.79	(0.78)

Total from Operations	0.76	(1.11)	1.77	1.42	1.25	(0.10)

Distributions
Net Investment Income	(0.25)	(1.66)	(1.12)	(0.27)	(0.48)	(0.69)
Tax Return of Capital	—	(0.03)	—	—	—	—

Total from Distributions	(0.25)	(1.69)	(1.12)	(0.27)	(0.48)	(0.69)

Net Asset Value, end of period	$24.09	$23.58	$26.38	$25.73	$24.58	$23.81

Total Return(b)
Net Asset Value(d)	3.20%	(4.44)%	6.95%	5.81%	5.30%	(0.41)%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.19%	0.19%	0.19%	0.19%	0.19%	0.18%
Expenses net of reimbursements	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Net Investment Income Before Reimbursements	3.32%	6.82%	4.14%	1.33%	1.89%	2.79%
Net Investment Income Net of Reimbursements	3.33%	6.83%	4.15%	1.33%	1.89%	2.80%

Supplemental Data
Portfolio Turnover Rate(b)(e)	37%	116%	53%	71%	52%	85%
Net assets, end of period (thousands)	$1,982,390	$2,157,939	$1,437,584	$1,429,491	$1,178,722	$1,641,610

See Accompanying Notes to the Financial Statements.

56	FLEXSHARES SEMIANNUAL REPORT

Financial Highlights (cont.)

	FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
	Six Months ended April 30, 2023 (Unaudited)

		Year ended October 31,
		2022	2021	2020	2019	2018

Net asset value, beginning of period	$23.63	$28.02	$27.34	$25.50	$23.95	$25.06

PER SHARE

Investment Operations
Net Investment Income	0.41 (a)	1.83 (a)	1.16 (a)	0.36 (a)	0.44 (a)	0.71 (a)
Net Realized and Unrealized Gain (Loss)	0.63	(4.35)	0.70	1.76	1.59	(1.08)

Total from Operations	1.04	(2.52)	1.86	2.12	2.03	(0.37)

Distributions
Net Investment Income	(0.27)	(1.84)	(1.18)	(0.28)	(0.48)	(0.74)
Tax Return of Capital	—	(0.03)	—	—	—	—

Total from Distributions	(0.27)	(1.87)	(1.18)	(0.28)	(0.48)	(0.74)

Net Asset Value, end of period	$24.40	$23.63	$28.02	$27.34	$25.50	$23.95

Total Return(b)
Net Asset Value(d)	4.41%	(9.46)%	6.88%	8.39%	8.53%	(1.51)%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.19%	0.19%	0.19%	0.19%	0.19%	0.18%
Expenses net of reimbursements	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Net Investment Income Before Reimbursements	3.47%	6.98%	4.17%	1.35%	1.77%	2.88%
Net Investment Income Net of Reimbursements	3.47%	6.98%	4.17%	1.35%	1.78%	2.88%

Supplemental Data
Portfolio Turnover Rate(b)(e)	34%	80%	46%	66%	41%	65%
Net assets, end of period (thousands)	$723,595	$643,886	$714,479	$596,095	$557,185	$904,027

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	57

Financial Highlights (cont.)

	FlexShares® Disciplined Duration MBS Index Fund
	Six Months ended April 30, 2023 (Unaudited)

		Year ended October 31,
		2022	2021	2020	2019	2018

Net asset value, beginning of period	$20.04	$23.42	$24.10	$23.55	$22.74	$23.86

PER SHARE

Investment Operations
Net Investment Income	0.27 (a)	0.26 (a)	0.09 (a)	0.37 (a)	0.61 (a)	0.49 (a)
Net Realized and Unrealized Gain (Loss)	0.67	(3.07)	(0.16)	0.85	1.03	(0.88)

Total from Operations	0.94	(2.81)	(0.07)	1.22	1.64	(0.39)

Distributions
Net Investment Income	(0.33)	(0.57)	(0.61)	(0.67)	(0.83)	(0.73)

Total from Distributions	(0.33)	(0.57)	(0.61)	(0.67)	(0.83)	(0.73)

Net Asset Value, end of period	$20.65	$20.04	$23.42	$24.10	$23.55	$22.74

Total Return(b)
Net Asset Value(d)	4.65%	(12.16)%	(0.28)%	5.19%	7.36%	(1.65)%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Expenses net of reimbursements	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Net Investment Income Before Reimbursements	2.62%	1.19%	0.35%	1.54%	2.64%	2.09%
Net Investment Income Net of Reimbursements	2.62%	1.19%	0.36%	1.54%	2.65%	2.10%

Supplemental Data
Portfolio Turnover Rate(b)(e)	20%	222%	476%	175%	61%	160%
Net assets, end of period (thousands)	$76,387	$97,189	$111,243	$100,020	$35,330	$71,628

See Accompanying Notes to the Financial Statements.

58	FLEXSHARES SEMIANNUAL REPORT

Financial Highlights (cont.)

	FlexShares® Credit-Scored US Corporate Bond Index Fund
	Six Months ended April 30, 2023 (Unaudited)

		Year ended October 31,
		2022	2021	2020	2019	2018

Net asset value, beginning of period	$45.26	$53.52	$54.70	$52.58	$48.59	$50.98

PER SHARE

Investment Operations
Net Investment Income	0.74 (a)	1.04 (a)	0.91 (a)	1.32 (a)	1.63 (a)	1.40 (a)
Net Realized and Unrealized Gain (Loss)	2.28	(7.83)	(0.51)	2.39	3.94	(2.43)

Total from Operations	3.02	(6.79)	0.40	3.71	5.57	(1.03)

Distributions
Net Investment Income	(0.73)	(1.06)	(0.96)	(1.37)	(1.58)	(1.36)
From Net Realized Gains	—	(0.41)	(0.62)	(0.22)	—	—

Total from Distributions	(0.73)	(1.47)	(1.58)	(1.59)	(1.58)	(1.36)

Net Asset Value, end of period	$47.55	$45.26	$53.52	$54.70	$52.58	$48.59

Total Return(b)
Net Asset Value(d)	6.74%	(12.91)%	0.70%	7.20%	11.66%	(2.05)%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Expenses net of reimbursements	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Net Investment Income Before Reimbursements	3.17%	2.11%	1.68%	2.46%	3.20%	2.83%
Net Investment Income Net of Reimbursements	3.18%	2.11%	1.69%	2.46%	3.21%	2.84%

Supplemental Data
Portfolio Turnover Rate(b)(e)	46%	66%	53%	62%	65%	76%
Net assets, end of period (thousands)	$242,524	$242,139	$315,740	$202,397	$97,275	$60,736

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	59

Financial Highlights (cont.)

	FlexShares® Credit-Scored US Long Corporate Bond Index Fund
	Six Months ended April 30, 2023 (Unaudited)

		Year ended October 31,
		2022	2021	2020	2019	2018

Net asset value, beginning of period	$39.44	$60.85	$61.81	$57.84	$48.04	$53.88

PER SHARE

Investment Operations
Net Investment Income	1.03 (a)	1.93 (a)	1.90 (a)	1.99 (a)	2.11 (a)	2.07 (a)
Net Realized and Unrealized Gain (Loss)	4.83	(20.48)	1.22	3.90	9.89	(5.87)

Total from Operations	5.86	(18.55)	3.12	5.89	12.00	(3.80)

Distributions
Net Investment Income	(1.05)	(1.92)	(1.88)	(1.92)	(2.20)	(2.04)
From Net Realized Gains	—	(0.94)	(2.20)	—	—	—

Total from Distributions	(1.05)	(2.86)	(4.08)	(1.92)	(2.20)	(2.04)

Net Asset Value, end of period	$44.25	$39.44	$60.85	$61.81	$57.84	$48.04

Total Return(b)
Net Asset Value(d)	14.95%	(31.58)%	5.14%	10.34%	25.57%	(7.24)%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Expenses net of reimbursements	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Net Investment Income Before Reimbursements	4.81%	3.86%	3.13%	3.27%	4.06%	4.05%
Net Investment Income Net of Reimbursements	4.81%	3.86%	3.14%	3.28%	4.07%	4.06%

Supplemental Data
Portfolio Turnover Rate(b)(e)	37%	58%	88%	74%	44%	93%
Net assets, end of period (thousands)	$35,403	$35,498	$60,855	$46,360	$17,352	$26,424

See Accompanying Notes to the Financial Statements.

60	FLEXSHARES SEMIANNUAL REPORT

Financial Highlights (cont.)

	FlexShares® High Yield Value-Scored Bond Index Fund
	Six Months ended April 30, 2023 (Unaudited)					For the period 07/17/18* through 10/31/18

		Year ended October 31,
		2022	2021	2020	2019

Net asset value, beginning of period	$40.09	$49.58	$46.25	$47.85	$48.84	$50.00

PER SHARE

Investment Operations
Net Investment Income	1.75 (a)	2.98 (a)	2.67 (a)	3.12 (a)	2.67 (a)	1.68 (a)
Net Realized and Unrealized Gain (Loss)	0.37	(9.24)	3.42	(1.77)	0.78	(1.60)

Total from Operations	2.12	(6.26)	6.09	1.35	3.45	0.08

Distributions
Net Investment Income	(1.74)	(2.86)	(2.76)	(2.95)	(3.57)	(1.24)
From Net Realized Gains	—	(0.37)	—	—	—	—
Tax Return of Capital	—	—	—	—	(0.87)	—

Total from Distributions	(1.74)	(3.23)	(2.76)	(2.95)	(4.44)	(1.24)

Net Asset Value, end of period	$40.47	$40.09	$49.58	$46.25	$47.85	$48.84

Total Return(b)
Net Asset Value(d)	5.35%	(13.06)%	13.38%	3.07%	7.48%	0.13%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses net of reimbursements	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Net Investment Income Before Reimbursements	8.75%	6.81%	5.40%	6.78%	5.56%	11.56%
Net Investment Income Net of Reimbursements	8.75%	6.81%	5.40%	6.78%	5.57%	11.57%

Supplemental Data
Portfolio Turnover Rate(b)(e)	81%	146%	128%	95%	44%	18%
Net assets, end of period (thousands)	$1,056,354	$887,945	$575,184	$189,623	$100,480	$48,845

*	Commencement of investment operations.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	61

Financial Highlights (cont.)

	FlexShares® ESG & Climate High Yield Corporate Core Index Fund
	Six Months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022	For the period 09/20/21* through 10/31/21

Net asset value, beginning of period	$40.86	$49.77	$50.00

PER SHARE

Investment Operations
Net Investment Income	1.66 (a)	2.04 (a)	0.21 (a)
Net Realized and Unrealized Gain (Loss)	0.76	(8.09)	(0.44)

Total from Operations	2.42	(6.05)	(0.23)

Distributions
Net Investment Income	(1.47)	(2.86)	—

Total from Distributions	(1.47)	(2.86)	—

Net Asset Value, end of period	$41.81	$40.86	$49.77

Total Return(b)
Net Asset Value(d)	5.95%	(12.47)%	(0.50)%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.24%	0.24%	0.23%
Expenses net of reimbursements	0.23%	0.23%	0.23%
Net Investment Income Before Reimbursements	8.06%	4.37%	3.64%
Net Investment Income Net of Reimbursements	8.06%	4.37%	3.64%

Supplemental Data
Portfolio Turnover Rate(b)(e)	31%	119%	8%
Net assets, end of period (thousands)	$18,810	$20,432	$49,767

*	Commencement of investment operations.

See Accompanying Notes to the Financial Statements.

62	FLEXSHARES SEMIANNUAL REPORT

Financial Highlights (cont.)

	FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund
	Six Months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022	For the period 09/20/21* through 10/31/21

Net asset value, beginning of period	$38.59	$49.35	$50.00

PER SHARE

Investment Operations
Net Investment Income	0.73 (a)	1.07 (a)	0.10 (a)
Net Realized and Unrealized Gain (Loss)	2.75	(10.68)	(0.75)

Total from Operations	3.48	(9.61)	(0.65)

Distributions
Net Investment Income	(0.70)	(1.15)	—

Total from Distributions	(0.70)	(1.15)	—

Net Asset Value, end of period	$41.37	$38.59	$49.35

Total Return(b)
Net Asset Value(d)	9.03%	(19.73)%	(1.32)%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.13%	0.13%	0.12%
Expenses net of reimbursements	0.12%	0.12%	0.12%
Net Investment Income Before Reimbursements	3.63%	2.41%	1.81%
Net Investment Income Net of Reimbursements	3.64%	2.41%	1.81%

Supplemental Data
Portfolio Turnover Rate(b)(e)	24%	66%	8%
Net assets, end of period (thousands)	$37,232	$23,156	$49,347

*	Commencement of investment operations.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	63

Financial Highlights (cont.)

	FlexShares® Ultra-Short Income Fund
	Six Months ended April 30, 2023 (Unaudited)

		Year ended October 31,
		2022	2021	2020	2019	2018

Net asset value, beginning of period	$74.30	$76.01	$76.29	$75.89	$75.48	$75.61

PER SHARE

Investment Operations
Net Investment Income	1.41 (a)	1.07 (a)	0.48 (a)	1.07 (a)	1.98 (a)	1.58 (a)
Net Realized and Unrealized Gain (Loss)	0.50	(1.80)	(0.22)	0.57	0.41	(0.24)

Total from Operations	1.91	(0.73)	0.26	1.64	2.39	1.34

Distributions
Net Investment Income	(1.30)	(0.78)	(0.52)	(1.23)	(1.98)	(1.47)
From Net Realized Gains	—	(0.20)	(0.02)	(0.01)	—	—

Total from Distributions	(1.30)	(0.98)	(0.54)	(1.24)	(1.98)	(1.47)

Net Asset Value, end of period	$74.91	$74.30	$76.01	$76.29	$75.89	$75.48

Total Return(b)
Net Asset Value(d)	2.57%	(0.94)%	0.34%	2.18%	3.21%	1.80%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%
Expenses net of reimbursements	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Net Investment Income Before Reimbursements	3.80%	1.43%	0.62%	1.41%	2.61%	2.09%
Net Investment Income Net of Reimbursements	3.80%	1.43%	0.63%	1.41%	2.62%	2.10%

Supplemental Data
Portfolio Turnover Rate(b)(e)	13%	50%	84%	79%	73%	131%
Net assets, end of period (thousands)	$945,802	$856,357	$374,339	$469,201	$275,097	$211,350

See Accompanying Notes to the Financial Statements.

64	FLEXSHARES SEMIANNUAL REPORT

Financial Highlights (cont.)

	FlexShares® Core Select Bond Fund
	Six Months ended April 30, 2023 (Unaudited)

			Year ended October 31,
			2022		2021		2020		2019		2018

Net asset value, beginning of period	$21.46		$26.22		$26.78		$25.66		$23.74		$25.08

PER SHARE

Investment Operations
Net Investment Income	0.31	(a)	0.53	(a)	0.46	(a)	0.51	(a)	0.73	(a)	0.63	(a)
Net Realized and Unrealized Gain (Loss)	1.10		(4.75)		(0.39)		1.19		1.93		(1.31)

Total from Operations	1.41		(4.22)		0.07		1.70		2.66		(0.68)

Distributions
Net Investment Income	(0.31)		(0.54)		(0.52)		(0.58)		(0.74)		(0.66)
From Net Realized Gains	—		—		(0.11)		—		—		—

Total from Distributions	(0.31)		(0.54)		(0.63)		(0.58)		(0.74)		(0.66)

Net Asset Value, end of period	$22.56		$21.46		$26.22		$26.78		$25.66		$23.74

Total Return(b)
Net Asset Value(d)	6.63%		(16.27)%		0.26%		6.69%		11.38%		(2.73)%

RATIOS/SUPPLEMENT DATA

Ratios to Average Net Assets(c)
Expenses	0.36	%(h)	0.36	%(h)	0.36	%(h)	0.36	%(h)	0.36	%(h)	0.36	%(h)
Expenses net of reimbursements	0.24	%(h)	0.22	%(h)	0.20	%(h)	0.20	%(h)	0.19	%(h)	0.16	%(h)
Net Investment Income Before Reimbursements	2.66%		2.10%		1.56%		1.76%		2.80%		2.41%
Net Investment Income Net of Reimbursements	2.78%		2.24%		1.72%		1.93%		2.97%		2.61%

Supplemental Data
Portfolio Turnover Rate(b)(e)	19%		121%		50%		91%		135%		53%
Net assets, end of period (thousands)	$193,485		$159,362		$126,517		$109,123		$26,299		$38,583

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	65

Financial Highlights (cont.)

(a)	Net investment income per share is based on average shares outstanding.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)	In-kind transactions are not included in portfolio turnover calculations.
(f)	Less than 0.5%.
(g)	Per share amount is less than $0.005.
(h)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

See Accompanying Notes to the Financial Statements.

66	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® US Quality Low Volatility Index Fund

April 30, 2023 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 99.2%

Aerospace & Defense – 2.6%

Aerojet Rocketdyne Holdings, Inc.*	14,964	$844,119

General Dynamics Corp.	1,677	366,156

Huntington Ingalls Industries, Inc.	3,999	806,439

Lockheed Martin Corp.	5,031	2,336,648
		4,353,362

Air Freight & Logistics – 1.9%

CH Robinson Worldwide, Inc.(a)	12,642	1,275,199

Expeditors International of Washington, Inc.	11,739	1,336,368

United Parcel Service, Inc., Class B	3,741	672,669
		3,284,236

Automobile Components – 0.0%(b)

Gentex Corp.	1,290	35,591

Automobiles – 0.3%

Tesla, Inc.*	2,967	487,508

Banks – 2.4%

JPMorgan Chase & Co.	516	71,332

Popular, Inc.	17,544	1,052,815

Prosperity Bancshares, Inc.	17,157	1,074,371

SouthState Corp.(a)	10,449	720,772

United Bankshares, Inc.(a)	5,289	175,225

United Community Banks, Inc.	37,668	937,933
		4,032,448

Beverages – 2.2%

PepsiCo, Inc.	19,608	3,742,971

Biotechnology – 6.5%

AbbVie, Inc.	7,095	1,072,196

Amgen, Inc.	11,223	2,690,602

Biogen, Inc.*	5,160	1,569,827

BioMarin Pharmaceutical, Inc.*	8,514	817,685

Gilead Sciences, Inc.	26,187	2,152,833

Regeneron Pharmaceuticals, Inc.*	1,548	1,241,171

United Therapeutics Corp.*	903	207,807

Vertex Pharmaceuticals, Inc.*	3,741	1,274,671
		11,026,792

Investments	Shares	Value

Capital Markets – 0.7%

CME Group, Inc.	5,934	$1,102,359

Chemicals – 1.6%

Air Products and Chemicals, Inc.	2,193	645,532

Ashland, Inc.	8,127	825,784

Corteva, Inc.	16,125	985,560

Linde plc	516	190,636
		2,647,512

Commercial Services & Supplies – 2.9%

Republic Services, Inc.	7,353	1,063,391

Tetra Tech, Inc.	8,127	1,124,533

Waste Connections, Inc.	7,095	987,269

Waste Management, Inc.	9,933	1,649,375
		4,824,568

Consumer Staples Distribution & Retail – 3.1%

Costco Wholesale Corp.	2,580	1,298,308

Dollar General Corp.	4,644	1,028,460

Dollar Tree, Inc.*	2,709	416,400

Kroger Co. (The)	28,380	1,380,120

Target Corp.	6,708	1,058,187
		5,181,475

Containers & Packaging – 0.7%

Packaging Corp. of America(a)	9,288	1,256,295

Distributors – 0.2%

Genuine Parts Co.	2,064	347,392

Diversified Consumer Services – 0.7%

Service Corp. International	17,931	1,258,577

Diversified Telecommunication Services – 1.8%

AT&T, Inc.	75,465	1,333,467

Verizon Communications, Inc.	44,247	1,718,111
		3,051,578

Electric Utilities – 3.1%

American Electric Power Co., Inc.	11,352	1,049,152

Duke Energy Corp.	10,965	1,084,219

IDACORP, Inc.	12,384	1,376,110

Pinnacle West Capital Corp.	10,062	789,465

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	67

FlexShares® US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electric Utilities – (continued)

Xcel Energy, Inc.	13,674	$955,949
		5,254,895

Entertainment – 1.2%

Activision Blizzard, Inc.*	13,932	1,082,656

Electronic Arts, Inc.	2,709	344,801

Madison Square Garden Sports Corp., Class A	3,354	672,477
		2,099,934

Financial Services – 5.4%

Berkshire Hathaway, Inc., Class B*	10,836	3,560,168

Jack Henry & Associates, Inc.(a)	7,869	1,285,322

Visa, Inc., Class A(a)	18,318	4,263,148
		9,108,638

Food Products – 3.1%

Flowers Foods, Inc.	29,799	819,770

General Mills, Inc.	1,290	114,333

Hershey Co. (The)	5,934	1,620,338

Hormel Foods Corp.	19,479	787,731

J M Smucker Co. (The)	6,063	936,188

Lancaster Colony Corp.	4,386	917,200
		5,195,560

Gas Utilities – 0.3%

Spire, Inc.(a)	8,514	576,653

Ground Transportation – 2.0%

JB Hunt Transport Services, Inc.	4,773	836,659

Landstar System, Inc.(a)	6,837	1,203,517

Old Dominion Freight Line, Inc.	3,999	1,281,240
		3,321,416

Health Care Equipment & Supplies – 1.5%

Abbott Laboratories	23,220	2,565,113

Health Care Providers & Services – 1.0%

Chemed Corp.	2,451	1,351,114

UnitedHealth Group, Inc.	516	253,918
		1,605,032

Investments	Shares	Value

Hotels, Restaurants & Leisure – 0.1%

McDonald’s Corp.	774	$228,911

Household Products – 2.9%

Clorox Co. (The)	8,643	1,431,454

Procter & Gamble Co. (The)	22,704	3,550,451
		4,981,905

Insurance – 6.0%

Allstate Corp. (The)	4,644	537,589

Assurant, Inc.	7,740	953,026

Chubb Ltd.	8,901	1,794,086

Everest Re Group Ltd.	2,322	877,716

Hanover Insurance Group, Inc. (The)	8,901	1,064,204

Markel Corp.*	387	529,621

Progressive Corp. (The)	8,385	1,143,714

RenaissanceRe Holdings Ltd.	4,128	889,212

RLI Corp.	6,450	896,872

Selective Insurance Group, Inc.	387	37,280

Travelers Cos., Inc. (The)	7,740	1,402,024

W R Berkley Corp.	1,161	68,406
		10,193,750

Interactive Media & Services – 0.9%

Alphabet, Inc., Class A*	7,611	816,965

Alphabet, Inc., Class C*	5,805	628,217
		1,445,182

IT Services – 2.4%

Akamai Technologies, Inc.*	4,386	359,520

Amdocs Ltd.	13,416	1,224,210

International Business Machines Corp.	19,092	2,413,420
		3,997,150

Life Sciences Tools & Services – 0.7%

QIAGEN NV*	26,832	1,196,976

Media – 0.0%(b)

TEGNA, Inc.	1,419	24,265

Metals & Mining – 0.6%

Newmont Corp.	21,543	1,021,138

Multi-Utilities – 2.6%

Ameren Corp.	10,836	964,079

See Accompanying Notes to the Financial Statements.

68	FLEXSHARES SEMIANNUAL REPORT

FlexShares® US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Multi-Utilities – (continued)

CMS Energy Corp.	14,964	$931,658

Consolidated Edison, Inc.(a)	10,578	1,041,616

Dominion Energy, Inc.	1,419	81,082

WEC Energy Group, Inc.	14,706	1,414,276
		4,432,711

Oil, Gas & Consumable Fuels – 1.9%

Chesapeake Energy Corp.(a)	4,515	373,300

Chevron Corp.	1,935	326,202

Coterra Energy, Inc.(a)	36,765	941,184

DT Midstream, Inc.	16,125	794,479

Exxon Mobil Corp.	3,612	427,444

Kinder Morgan, Inc.	25,284	433,621
		3,296,230

Pharmaceuticals – 8.4%

Eli Lilly & Co.	10,578	4,187,407

Johnson & Johnson	31,734	5,194,856

Merck & Co., Inc.	41,925	4,841,080
		14,223,343

Professional Services – 2.6%

Automatic Data Processing, Inc.	6,708	1,475,760

CACI International, Inc., Class A*	2,838	889,202

FTI Consulting, Inc.*	5,289	954,665

Verisk Analytics, Inc.	5,547	1,076,728
		4,396,355

Residential REITs – 0.4%

Essex Property Trust, Inc., REIT	3,096	680,284

Semiconductors & Semiconductor Equipment – 1.4%

NVIDIA Corp.	2,967	823,313

Texas Instruments, Inc.	9,675	1,617,660
		2,440,973

Software – 10.4%

Black Knight, Inc.*	17,931	979,750

Check Point Software Technologies Ltd.*	10,449	1,330,785

Microsoft Corp.	40,119	12,326,964

Roper Technologies, Inc.	3,354	1,525,332

Investments	Shares	Value

Software – (continued)

VMware, Inc., Class A*	11,610	$1,451,598
		17,614,429

Specialized REITs – 1.6%

Equinix, Inc., REIT	1,677	1,214,282

Extra Space Storage, Inc., REIT(a)	645	98,066

Public Storage, REIT	4,902	1,445,257
		2,757,605

Specialty Retail – 3.7%

AutoZone, Inc.*	162	431,456

Home Depot, Inc. (The)	14,319	4,303,432

O’Reilly Automotive, Inc.*	1,703	1,562,179
		6,297,067

Technology Hardware, Storage & Peripherals – 5.7%

Apple, Inc.	56,760	9,631,037

Tobacco – 0.9%

Altria Group, Inc.	31,089	1,477,038

Water Utilities – 0.8%

American Water Works Co., Inc.	9,030	1,338,697
Total Common Stocks (Cost $152,055,510)		168,034,951
	Principal Amount

SHORT-TERM INVESTMENTS – 0.1%(c)(d)

U.S. TREASURY OBLIGATIONS – 0.1%

U.S. Treasury Bills 4.59%, 5/11/2023 (Cost $79,900)	$80,000	$79,907
Total Investments – 99.3% (Cost $152,135,410)		168,114,858

Other assets less liabilities – 0.7%		1,238,065
NET ASSETS – 100.0%		$169,352,923

*	Non-income producing security.

(a)

The security or a portion of this security is on loan at April 30, 2023. The total value of securities on loan at April 30, 2023 was $12,349,485, collateralized by $12,436,165 in U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from May 16, 2023 – February 15, 2053 and $227 in Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 5.75%, and maturity dates ranging from May 25, 2023 – October 22, 2071; a total value of $12,436,392.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	69

FlexShares® US Quality Low Volatility Index Fund (cont.)

(b)	Represents less than 0.05% of net assets.

(c)	All or a portion of the security pledged as collateral for Futures Contracts.

(d)	The rate shown was the current yield as of April 30, 2023.

Percentages shown are based on Net Assets.

Abbreviations

REIT – Real Estate Investment Trust

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,632,899
Aggregate gross unrealized depreciation	(4,722,474)
Net unrealized appreciation	$15,910,425
Federal income tax cost	$152,293,120

Futures Contracts

FlexShares® US Quality Low Volatility Index Fund had the following open futures contracts as of April 30, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
S&P 500 E-Mini Index	6	06/16/2023	USD	$1,256,550	$88,687

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD – US Dollar

Security Type	% of Net Assets
Common Stocks	99.2%
Short-Term Investments	0.1
Others(1)	0.7
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

70	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund

April 30, 2023 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 97.9%

Aerospace & Defense – 2.5%

BAE Systems plc	57,381	$731,319

Dassault Aviation SA	93	18,204

Singapore Technologies Engineering Ltd.	210,800	571,971

Thales SA	4,588	701,017
		2,022,511

Air Freight & Logistics – 0.8%

SG Holdings Co. Ltd.	24,800	355,886

Yamato Holdings Co. Ltd.	15,500	265,685
		621,571

Automobile Components – 0.1%

Bridgestone Corp.	3,100	123,804

Automobiles – 1.1%

Ferrari NV	2,635	733,951

Toyota Motor Corp.	9,300	126,832
		860,783

Banks – 12.3%

Bank Hapoalim BM	72,075	613,830

Bank Leumi Le-Israel BM	75,206	588,999

Bankinter SA(a)	43,493	257,463

Banque Cantonale Vaudoise (Registered)(a)	6,479	683,533

BOC Hong Kong Holdings Ltd.	186,000	585,256

Chiba Bank Ltd. (The)	40,300	261,337

DBS Group Holdings Ltd.	32,900	809,338

Hang Seng Bank Ltd.	21,700	320,943

HSBC Holdings plc	11,687	84,288

Japan Post Bank Co. Ltd.	68,200	543,436

Mizrahi Tefahot Bank Ltd.	14,756	478,821

Mizuho Financial Group, Inc.	46,500	671,042

Oversea-Chinese Banking Corp. Ltd.	62,000	584,612

Resona Holdings, Inc.	58,900	291,851

Royal Bank of Canada	17,620	1,747,450

Sumitomo Mitsui Financial Group, Inc.	23,800	969,898

Investments	Shares	Value

Banks – (continued)

Toronto-Dominion Bank (The)	8,060	$487,712

United Overseas Bank Ltd.	3,100	65,571
		10,045,380

Beverages – 0.5%

Budweiser Brewing Co. APAC Ltd.(b)	52,700	151,724

Suntory Beverage & Food Ltd.	6,200	232,674
		384,398

Broadline Retail – 1.5%

Dollarama, Inc.	5,766	356,767

Pan Pacific International Holdings Corp.	7,500	139,573

Wesfarmers Ltd.	20,863	716,527
		1,212,867

Capital Markets – 1.7%

Deutsche Boerse AG	3,906	745,584

Singapore Exchange Ltd.	89,900	644,862
		1,390,446

Chemicals – 2.7%

Air Liquide SA	9,269	1,669,817

ICL Group Ltd.	80,321	491,452
		2,161,269

Commercial Services & Supplies – 1.5%

Brambles Ltd.	19,964	188,003

Dai Nippon Printing Co. Ltd.	11,000	315,059

Secom Co. Ltd.	10,700	683,499
		1,186,561

Construction & Engineering – 0.5%

Ackermans & van Haaren NV	217	38,235

Bouygues SA	6,200	227,247

Taisei Corp.	3,100	105,068
		370,550

Consumer Staples Distribution & Retail – 3.2%

Carrefour SA	10,664	222,040

Coles Group Ltd.	10,881	130,871

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	71

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Consumer Staples Distribution & Retail – (continued)

Jeronimo Martins SGPS SA	14,229	$359,732

Koninklijke Ahold Delhaize NV	18,352	632,536

Loblaw Cos. Ltd.	7,006	658,243

Metro, Inc.	5,704	324,753

Woolworths Group Ltd.	11,067	283,988
		2,612,163

Containers & Packaging – 0.4%

CCL Industries, Inc., Class B	6,696	314,534

Diversified Consumer Services – 0.0%(c)

Pearson plc	2,480	27,649

Diversified Telecommunication Services – 5.1%

BCE, Inc.	930	44,705

Deutsche Telekom AG (Registered)	11,749	283,803

Elisa OYJ	10,478	651,494

HKT Trust & HKT Ltd.	31,000	40,676

Koninklijke KPN NV	182,931	668,272

Nippon Telegraph & Telephone Corp.	24,800	755,666

Orange SA	36,921	481,629

Singapore Telecommunications Ltd.	93,000	177,754

Spark New Zealand Ltd.	3,441	11,115

Swisscom AG (Registered)	1,054	725,916

Telefonica Deutschland Holding AG	97,092	328,536
		4,169,566

Electric Utilities – 4.9%

CK Infrastructure Holdings Ltd.	108,500	616,454

CLP Holdings Ltd.	44,000	327,342

Emera, Inc.	2,201	93,554

Fortis, Inc.(a)	9,052	397,039

Hydro One Ltd.(b)	23,808	696,528

Iberdrola SA	40,796	530,557

Kansai Electric Power Co., Inc. (The)	31,000	334,667

Power Assets Holdings Ltd.	55,500	316,743

Red Electrica Corp. SA	35,123	639,994
		3,952,878

Investments	Shares	Value

Electrical Equipment – 0.0%(c)

Prysmian SpA	341	$13,956

Electronic Equipment, Instruments & Components – 0.7%

Hirose Electric Co. Ltd.	4,300	577,270

Entertainment – 0.5%

Nintendo Co. Ltd.	3,100	130,247

Toho Co. Ltd.	7,200	285,007
		415,254

Financial Services – 0.4%

Groupe Bruxelles Lambert NV(a)	3,503	314,412

HAL Trust	372	51,172
		365,584

Food Products – 5.8%

MEIJI Holdings Co. Ltd.	10,800	260,551

Nestle SA (Registered)	28,799	3,705,479

Nissin Foods Holdings Co. Ltd.	800	77,083

Yakult Honsha Co. Ltd.	8,900	668,652
		4,711,765

Gas Utilities – 1.3%

Naturgy Energy Group SA(a)	3,844	120,099

Osaka Gas Co. Ltd.	18,600	307,894

Snam SpA	58,466	325,314

Tokyo Gas Co. Ltd.	15,500	317,707
		1,071,014

Ground Transportation – 3.1%

Aurizon Holdings Ltd.	140,802	318,228

Canadian National Railway Co.	4,929	586,915

Hankyu Hanshin Holdings, Inc.	9,300	289,248

Keio Corp.	2,200	81,431

Keisei Electric Railway Co. Ltd.	9,300	327,496

MTR Corp. Ltd.	55,500	276,796

Tobu Railway Co. Ltd.	12,400	315,544

Tokyu Corp.	24,800	349,329
		2,544,987

Health Care Providers & Services – 0.2%

Sonic Healthcare Ltd.	6,200	145,207

See Accompanying Notes to the Financial Statements.

72	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Hotels, Restaurants & Leisure – 0.9%

La Francaise des Jeux SAEM(b)	2,480	$106,067

McDonald’s Holdings Co. Japan Ltd.	14,800	616,282
		722,349

Household Durables – 1.0%

Sekisui Chemical Co. Ltd.	31,000	439,393

Sekisui House Ltd.	16,900	346,279
		785,672

Household Products – 0.9%

Reckitt Benckiser Group plc	8,773	709,022

Industrial Conglomerates – 2.0%

CK Hutchison Holdings Ltd.	56,000	374,527

Jardine Matheson Holdings Ltd.	11,800	568,760

Keppel Corp. Ltd.	34,100	157,701

Toshiba Corp.	16,900	546,102
		1,647,090

Insurance – 4.0%

AIA Group Ltd.	31,000	335,476

Baloise Holding AG (Registered)	558	93,475

Hannover Rueck SE	1,550	331,288

Intact Financial Corp.	4,650	702,626

Japan Post Holdings Co. Ltd.	43,400	356,341

Medibank Pvt Ltd.	134,788	317,106

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)*	217	81,573

Sampo OYJ, Class A	14,043	712,540

Zurich Insurance Group AG	682	330,866
		3,261,291

IT Services – 1.6%

CGI, Inc.*	3,782	383,442

Itochu Techno-Solutions Corp.	12,400	320,097

Obic Co. Ltd.	3,700	568,186
		1,271,725

Machinery – 1.4%

GEA Group AG	7,719	362,516

Kone OYJ, Class B	12,586	718,369

Investments	Shares	Value

Machinery – (continued)

Schindler Holding AG (Registered)	186	$39,685
		1,120,570

Marine Transportation – 0.8%

Kuehne + Nagel International AG (Registered)	2,263	670,980

Metals & Mining – 1.0%

BHP Group Ltd.	5,673	166,456

Franco-Nevada Corp.	3,317	502,771

Rio Tinto plc	558	35,411

Wheaton Precious Metals Corp.	2,387	117,652
		822,290

Multi-Utilities – 1.2%

Canadian Utilities Ltd., Class A(a)	11,253	324,987

National Grid plc	43,152	620,751
		945,738

Oil, Gas & Consumable Fuels – 3.2%

ENEOS Holdings, Inc.	96,100	340,177

Idemitsu Kosan Co. Ltd.	12,400	262,452

Pembina Pipeline Corp.	4,867	160,044

Shell plc	51,305	1,581,179

TotalEnergies SE	4,402	281,577
		2,625,429

Personal Care Products – 3.2%

Beiersdorf AG	2,821	394,281

Unilever plc	39,463	2,200,550
		2,594,831

Pharmaceuticals – 11.6%

GSK plc	50,747	919,126

Kyowa Kirin Co. Ltd.	6,200	137,510

Novartis AG (Registered)	3,286	336,445

Novo Nordisk A/S, Class B	13,950	2,323,726

Roche Holding AG	124	42,130

Roche Holding AG – BR	10,013	3,153,918

Sanofi	19,313	2,132,155

UCB SA	4,061	378,484
		9,423,494

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	73

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value

Professional Services – 2.1%

RELX plc	7,347	$244,343

SGS SA (Registered)	6,975	631,320

Wolters Kluwer NV	6,448	855,299
		1,730,962

Real Estate Management & Development – 2.3%

CK Asset Holdings Ltd.	97,500	575,071

Hongkong Land Holdings Ltd.	62,000	274,660

PSP Swiss Property AG (Registered)	2,883	340,434

Sino Land Co. Ltd.	11,163	15,017

Sun Hung Kai Properties Ltd.	46,500	645,677
		1,850,859

Retail REITs – 0.3%

Link REIT, REIT	41,262	269,126

Semiconductors & Semiconductor Equipment – 0.7%

ASML Holding NV	961	608,451

Software – 1.9%

Constellation Software, Inc.	31	60,611

Nice Ltd.*	1,395	285,870

Oracle Corp. Japan	8,500	608,637

SAP SE	4,433	601,281
		1,556,399

Specialty Retail – 1.0%

Industria de Diseno Textil SA(a)	24,428	840,339

Technology Hardware, Storage & Peripherals – 0.5%

Canon, Inc.	18,600	442,308

Textiles, Apparel & Luxury Goods – 0.7%

LVMH Moet Hennessy Louis Vuitton SE	620	596,182

Tobacco – 0.3%

Japan Tobacco, Inc.	11,100	238,320

Trading Companies & Distributors – 2.0%

Bunzl plc	8,308	330,395

Ferguson plc	3,689	519,079

ITOCHU Corp.	24,200	798,343
		1,647,817

Transportation Infrastructure – 0.0%(c)

Flughafen Zurich AG (Registered)	186	35,860

Investments	Shares	Value

Wireless Telecommunication Services – 2.5%

KDDI Corp.	29,400	$917,205

SoftBank Corp.	52,700	592,737

Vodafone Group plc	449,686	542,037
		2,051,979
Total Common Stocks (Cost $72,655,705)		79,771,050
	Principal Amount

SECURITIES LENDING REINVESTMENTS – 1.2%(d)

REPURCHASE AGREEMENTS – 1.2%

CF Secured LLC, 4.77%, dated 4/30/2023, due 5/1/2023, repurchase price $1,000,930, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 7.63%, maturing 5/15/2023 – 2/15/2053; total market value $1,015,112 (Cost $1,000,797)	$1,000,797	1,000,797
Total Investments – 99.1% (Cost $73,656,502)		80,771,847

Other assets less liabilities – 0.9%		693,699
NET ASSETS – 100.0%		$81,465,546

*	Non-income producing security.

(a)

The security or a portion of this security is on loan at April 30, 2023. The total value of securities on loan at April 30, 2023 was $2,665,293, collateralized in the form of cash with a value of $1,000,797 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $945,858 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from May 16, 2023 – February 15, 2053 and $877,718 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from May 25, 2023 – September 20, 2117; a total value of $2,824,373.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Represents less than 0.05% of net assets.

See Accompanying Notes to the Financial Statements.

74	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

(d)	The security was purchased with cash collateral held from securities on loan at April 30, 2023. The total value of securities purchased was $1,000,797.

Percentages shown are based on Net Assets.

Abbreviations

OYJ – Public Limited Company

REIT – Real Estate Investment Trust

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,065,505
Aggregate gross unrealized depreciation	(2,003,485)
Net unrealized appreciation	$7,062,020
Federal income tax cost	$73,771,060

Futures Contracts

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund had the following open futures contracts as of April 30, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
MSCI EAFE E-Mini Index	15	06/16/2023	USD	$1,612,200	$75,652
*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund had the following outstanding contracts as of April 30, 2023:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
CAD	68,308	Citibank NA	USD	49,705	06/21/2023	$711
GBP	17,277	JPMorgan Chase Bank NA	USD	21,016	06/21/2023	723
ILS	86,853	JPMorgan Chase Bank NA	USD	23,796	06/21/2023	131
SGD	16,357	Morgan Stanley	USD	12,153	06/21/2023	130
USD	87,853	Citibank NA	AUD	132,254	06/21/2023	259
USD	22,090	JPMorgan Chase Bank NA	AUD	32,940	06/21/2023	273
USD	3,725	BNP Paribas SA	ILS	13,331	06/21/2023	53
USD	97,098	JPMorgan Chase Bank NA	JPY	12,649,282	06/21/2023	3,472
USD	159,306	Toronto-Dominion Bank (The)	JPY	20,764,085	06/21/2023	5,615
USD	12,437	Morgan Stanley	NOK	131,563	06/21/2023	101
Total unrealized appreciation						$11,468
HKD	151,620	Toronto-Dominion Bank (The)	USD	19,378	06/21/2023	$(21)
JPY	8,291,028	Toronto-Dominion Bank (The)	USD	61,762	06/21/2023	(394)
USD	40,721	JPMorgan Chase Bank NA	CAD	55,920	06/21/2023	(553)
USD	129,248	Citibank NA	CHF	119,839	06/21/2023	(6,199)
USD	43,388	Toronto-Dominion Bank (The)	DKK	303,190	06/21/2023	(1,676)
USD	310,241	Morgan Stanley	EUR	289,228	06/21/2023	(10,008)
USD	95,365	Morgan Stanley	GBP	79,886	06/21/2023	(5,154)
USD	25,280	Morgan Stanley	NZD	41,229	06/21/2023	(180)
USD	40,711	Morgan Stanley	SEK	433,881	06/21/2023	(1,702)
Total unrealized depreciation						$(25,887)
Net unrealized depreciation						$(14,419)

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	75

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

USD – US Dollar

FlexShares® Developed Markets ex-US Quality Low Volatility Index invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2023:

Australia	2.8%
Belgium	0.9
Canada	9.8
Denmark	2.9
Finland	2.6
France	7.9
Germany	3.8
Hong Kong	6.0
Israel	3.0
Italy	0.4
Japan	21.7
Netherlands	4.4
New Zealand	0.0 †
Portugal	0.4
Singapore	4.7
Spain	2.9
Switzerland	13.2
United Kingdom	10.5
Other[1]	2.1
100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	97.9%
Securities Lending Reinvestments	1.2
Others(1)	0.9
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

76	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Emerging Markets Quality Low Volatility Index Fund

April 30, 2023 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 98.6%

Automobile Components – 0.4%

Cheng Shin Rubber Industry Co. Ltd.	64,000	$78,692

Automobiles – 1.4%

Bajaj Auto Ltd.	3,056	165,502

Hero MotoCorp Ltd.	2,752	86,041
		251,543

Banks – 18.1%

Abu Dhabi Islamic Bank PJSC	29,560	91,449

Agricultural Bank of China Ltd., Class H	464,000	179,100

Al Rajhi Bank	2,648	54,221

Attijariwafa Bank	2,536	102,196

Axis Bank Ltd.	984	10,341

Banco BBVA Peru SA	8,208	3,719

Bank Central Asia Tbk. PT	64,800	39,976

Bank of China Ltd., Class H	544,000	216,910

Bank of Communications Co. Ltd., Class H	248,000	159,859

Boubyan Bank KSCP	41,390	91,062

Chang Hwa Commercial Bank Ltd.	168,472	97,546

China CITIC Bank Corp. Ltd., Class H	216,000	116,669

China Construction Bank Corp., Class H	592,000	395,929

China Everbright Bank Co. Ltd., Class H	272,000	86,972

China Merchants Bank Co. Ltd., Class H	1,000	4,796

Dubai Islamic Bank PJSC	64,704	97,972

First Financial Holding Co. Ltd.	152,000	133,990

Grupo Financiero Banorte SAB de CV, Class O	800	6,895

Hong Leong Bank Bhd.	20,800	93,916

ICICI Bank Ltd.	8,672	97,241

Industrial & Commercial Bank of China Ltd., Class H	760,000	408,566

Itau Unibanco Holding SA (Preference)	2,400	12,435

Kuwait Finance House KSCP	56,856	138,080

Malayan Banking Bhd.	58,585	113,742

Investments	Shares	Value

Banks – (continued)

National Bank of Kuwait SAKP	101,707	$332,992

Qatar International Islamic Bank QSC	34,072	92,575

Qatar National Bank QPSC	33,016	139,320

Sberbank of Russia PJSC* ‡	12,360	—
		3,318,469

Broadline Retail – 5.3%

Alibaba Group Holding Ltd., ADR*	5,792	490,523

JD.com, Inc., ADR	1,176	42,007

PDD Holdings, Inc., ADR*	816	55,610

Prosus NV*	2,816	210,999

Robinson PCL* ‡	600	—

Vipshop Holdings Ltd., ADR*	10,576	166,043
		965,182

Capital Markets – 0.8%

Macquarie Korea Infrastructure Fund	15,064	139,903

Chemicals – 2.3%

Asian Paints Ltd.	944	33,479

Fertiglobe plc	38,240	39,990

Mesaieed Petrochemical Holding Co.	61,528	33,469

PhosAgro PJSC‡	1,158	—

Pidilite Industries Ltd.	3,664	108,315

SABIC Agri-Nutrients Co.	4,592	163,567

Saudi Basic Industries Corp.	1,392	34,255
		413,075

Construction & Engineering – 0.7%

China Railway Group Ltd., Class H	160,000	122,702

Construction Materials – 1.1%

Asia Cement Corp.	40,000	57,185

LafargeHolcim Maroc SA	1,016	150,667
		207,852

Consumer Finance – 0.5%

Bajaj Finance Ltd.	48	3,683

Samsung Card Co. Ltd.	3,872	86,212
		89,895

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	77

FlexShares® Emerging Markets Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Consumer Staples Distribution & Retail – 1.4%

InRetail Peru Corp.(a)	2,600	$84,630

JD Health International, Inc.* (a)	800	5,733

Nahdi Medical Co.	288	13,760

President Chain Store Corp.	17,000	149,581

Wal-Mart de Mexico SAB de CV	800	3,215
		256,919

Diversified Telecommunication Services – 4.5%

Chunghwa Telecom Co. Ltd.	52,000	214,817

Emirates Integrated Telecommunications Co. PJSC	65,240	89,723

Emirates Telecommunications Group Co. PJSC	2,176	14,222

Itissalat Al-Maghrib	14,888	120,096

LG Uplus Corp.	10,536	86,750

Ooredoo QPSC	36,432	98,987

Telkom Indonesia Persero Tbk. PT	678,400	196,537
		821,132

Electric Utilities – 4.3%

Centrais Eletricas Brasileiras SA (Preference), Class B	5,600	40,756

CPFL Energia SA	16,000	105,988

Manila Electric Co.	16,400	100,381

Power Grid Corp. of India Ltd.	60,784	176,218

Saudi Electricity Co.	25,064	161,716

Tenaga Nasional Bhd.	32,000	63,849

Transmissora Alianca de Energia Eletrica SA	20,000	145,797
		794,705

Electrical Equipment – 0.0%(b)

ABB India Ltd.	192	8,019

Electronic Equipment, Instruments & Components – 0.5%

WPG Holdings Ltd.	56,000	91,079

Entertainment – 0.6%

NetEase, Inc., ADR	1,272	113,373

Financial Services – 0.1%

Housing Development Finance Corp. Ltd.	576	19,536

Investments	Shares	Value

Food Products – 4.8%

Almarai Co. JSC	6,400	$100,504

Dali Foods Group Co. Ltd.(a)	216,000	89,703

Nestle India Ltd.	152	40,419

Nestle Malaysia Bhd.	4,500	136,700

Tingyi Cayman Islands Holding Corp.	86,000	149,872

Uni-President China Holdings Ltd.	80,000	79,797

Uni-President Enterprises Corp.	56,000	134,069

Want Want China Holdings Ltd.	224,000	142,677
		873,741

Gas Utilities – 0.7%

Petronas Gas Bhd.	36,000	136,397

Health Care Providers & Services – 4.2%

Bangkok Dusit Medical Services PCL, NVDR	135,200	115,809

Bumrungrad Hospital PCL, NVDR	20,800	144,971

Dr Sulaiman Al Habib Medical Services Group Co.	1,624	124,267

Mitra Keluarga Karyasehat Tbk. PT(a)	697,600	137,428

Mouwasat Medical Services Co.	1,872	123,179

Sinopharm Group Co. Ltd., Class H	35,200	124,435
		770,089

Hotels, Restaurants & Leisure – 0.3%

Kangwon Land, Inc.	3,264	46,092

Household Durables – 0.6%

Coway Co. Ltd.	2,936	107,599

Household Products – 0.8%

Unilever Indonesia Tbk. PT	464,800	139,408

Independent Power and Renewable Electricity Producers – 0.1%

Engie Brasil Energia SA	2,400	19,779

Unipro PJSC* ‡	726,000	—
		19,779

Industrial Conglomerates – 4.0%

Alpha Dhabi Holding PJSC*	19,176	114,889

Far Eastern New Century Corp.	96,000	99,615

International Holding Co. PJSC*	4,848	521,503
		736,007

See Accompanying Notes to the Financial Statements.

78	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Emerging Markets Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Insurance – 1.3%

Bupa Arabia for Cooperative Insurance Co.	2,312	$108,736

PICC Property & Casualty Co. Ltd., Class H	112,000	135,115
		243,851

Interactive Media & Services – 3.8%

Tencent Holdings Ltd.	15,800	693,196

IT Services – 3.4%

Infosys Ltd.	6,360	97,359

Samsung SDS Co. Ltd.	1,312	114,986

Tata Consultancy Services Ltd.	10,464	411,630
		623,975

Life Sciences Tools & Services – 0.1%

Samsung Biologics Co. Ltd.* (a)	24	14,005

Marine Transportation – 0.5%

MISC Bhd.	57,600	94,268

Metals & Mining – 0.6%

Industrias CH SAB de CV, Series B*	350	3,982

Korea Zinc Co. Ltd.	16	6,133

Polyus PJSC* ‡	546	—

Vale SA	7,200	104,196
		114,311

Multi-Utilities – 1.1%

Dubai Electricity & Water Authority PJSC	155,664	105,133

Qatar Electricity & Water Co. QSC	20,024	92,253
		197,386

Oil, Gas & Consumable Fuels – 3.0%

China Shenhua Energy Co. Ltd., Class H	8,000	26,497

PetroChina Co. Ltd., Class H	48,000	33,203

Petroleo Brasileiro SA	800	4,265

Petroleo Brasileiro SA (Preference)	2,400	11,369

Petronas Dagangan Bhd.	18,400	93,392

Petronet LNG Ltd.	2,072	5,998

PTT Exploration & Production PCL, NVDR	20,800	90,150

Investments	Shares	Value

Oil, Gas & Consumable Fuels – (continued)

Qatar Fuel QSC	30,704	$139,518

Qatar Gas Transport Co. Ltd.	97,936	106,546

Surgutneftegas PJSC (Preference)‡	156,600	—

United Tractors Tbk. PT	18,400	36,248
		547,186

Personal Care Products – 1.8%

Colgate-Palmolive India Ltd.	8,072	157,334

Hengan International Group Co. Ltd.	29,500	131,531

Hindustan Unilever Ltd.	1,296	38,915
		327,780

Pharmaceuticals – 3.6%

Cipla Ltd.	12,120	134,483

Dr Reddy’s Laboratories Ltd.	2,792	168,191

Kalbe Farma Tbk. PT	953,600	137,807

Sun Pharmaceutical Industries Ltd.	8,944	107,942

Torrent Pharmaceuticals Ltd.	256	5,169

Yuhan Corp.	2,400	103,287
		656,879

Real Estate Management & Development – 1.0%

Aldar Properties PJSC	35,384	52,035

Wharf Holdings Ltd. (The)	59,000	134,838
		186,873

Semiconductors & Semiconductor Equipment – 5.7%

Taiwan Semiconductor Manufacturing Co. Ltd.	64,000	1,045,068

Specialty Retail – 2.8%

Abu Dhabi National Oil Co. for Distribution PJSC	120,760	144,373

Home Product Center PCL, NVDR	332,000	136,115

Jarir Marketing Co.	3,696	160,820

MR DIY Group M Bhd.(a)	201,600	71,411
		512,719

Technology Hardware, Storage & Peripherals – 4.7%

Compal Electronics, Inc.	128,000	99,719

Inventec Corp.	112,000	120,589

Lite-On Technology Corp.	10,000	23,908

Pegatron Corp.	32,000	72,863

Quanta Computer, Inc.	16,000	44,707

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	79

FlexShares® Emerging Markets Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Technology Hardware, Storage & Peripherals – (continued)

Samsung Electronics Co. Ltd.	10,232	$500,744
		862,530

Textiles, Apparel & Luxury Goods – 0.2%

Page Industries Ltd.	72	35,474

Tobacco – 0.8%

KT&G Corp.	2,296	147,188

Transportation Infrastructure – 2.5%

Airports of Thailand PCL, NVDR*	44,000	94,385

Jiangsu Expressway Co. Ltd., Class H	96,000	97,224

Taiwan High Speed Rail Corp.	128,000	129,280

Westports Holdings Bhd.	172,000	136,119
		457,008

Wireless Telecommunication Services – 4.2%

Advanced Info Service PCL, NVDR	25,600	160,433

Etihad Etisalat Co.	10,968	134,516

Far EasTone Telecommunications Co. Ltd.	64,000	164,255

Intouch Holdings PCL, NVDR	64,800	142,324

Taiwan Mobile Co. Ltd.	48,000	161,600
		763,128
Total Common Stocks (Cost $18,435,281)		18,044,013

Total Investments – 98.6% (Cost $18,435,281)		18,044,013

Other assets less liabilities – 1.4%		262,308
NET ASSETS – 100.0%		$18,306,321
*	Non-income producing security.

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Represents less than 0.05% of net assets.

‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Percentages shown are based on Net Assets.

Abbreviations

ADR – American Depositary Receipt

NVDR – Non-Voting Depositary Receipt

PJSC – Public Joint Stock Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,042,677
Aggregate gross unrealized depreciation	(1,566,083)
Net unrealized depreciation	$(523,406)
Federal income tax cost	$18,572,166

Futures Contracts

FlexShares® Emerging Markets Quality Low Volatility Index Fund had the following open futures contracts as of April 30, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
MSCI Emerging Markets E-Mini Index	6	06/16/2023	USD	$295,260	$4,747

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

See Accompanying Notes to the Financial Statements.

80	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Emerging Markets Quality Low Volatility Index Fund (cont.)

Abbreviations:

USD – US Dollar

FlexShares® Emerging Markets Quality Low Volatility Index invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2023:

Brazil	2.4%
China	24.1
India	10.4
Indonesia	3.8
Kuwait	3.1
Malaysia	5.1
Mexico	0.1
Morocco	2.0
Peru	0.5
Philippines	0.6
Qatar	3.8
Saudi Arabia	6.4
South Africa	1.2
South Korea	7.4
Taiwan	15.9
Thailand	4.8
United Arab Emirates	7.0
Other[1]	1.4
100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	98.6%
Others(1)	1.4
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	81

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

April 30, 2023 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 99.4%

Aerospace & Defense – 1.5%

AAR Corp.*	2,700	$142,506

Aerojet Rocketdyne Holdings, Inc.*	3,780	213,230

AeroVironment, Inc.* (a)	1,260	126,869

Axon Enterprise, Inc.*	1,620	341,350

Boeing Co. (The)* (a)	18,079	3,738,376

BWX Technologies, Inc.(a)	4,140	267,361

Curtiss-Wright Corp.(a)	2,327	395,194

Ducommun, Inc.* (a)	540	27,000

General Dynamics Corp.	7,020	1,532,747

HEICO Corp.(a)	1,432	241,492

HEICO Corp., Class A	1,800	241,614

Hexcel Corp.(a)	3,222	232,242

Howmet Aerospace, Inc.	11,456	507,386

Huntington Ingalls Industries, Inc.(a)	1,260	254,092

Kratos Defense & Security Solutions, Inc.* (a)	4,140	53,406

L3Harris Technologies, Inc.	5,191	1,013,024

Lockheed Martin Corp.	6,086	2,826,643

Maxar Technologies, Inc.(a)	4,680	246,730

Mercury Systems, Inc.*	4,140	197,354

Moog, Inc., Class A	2,148	193,556

Northrop Grumman Corp.	3,759	1,733,914

Parsons Corp.* (a)	3,409	148,292

Raytheon Technologies Corp.	39,201	3,916,180

Rocket Lab USA, Inc.* (a)	23,807	93,323

Spirit AeroSystems Holdings, Inc., Class A(a)	4,320	128,563

Textron, Inc.(a)	6,444	431,361

TransDigm Group, Inc.	1,260	963,900

Triumph Group, Inc.*	6,840	73,940

V2X, Inc.* (a)	3,240	139,968

Woodward, Inc.(a)	3,240	311,105
		20,732,718

Air Freight & Logistics – 0.7%

Air Transport Services Group, Inc.* (a)	15,215	309,017

CH Robinson Worldwide, Inc.(a)	3,780	381,288

Investments	Shares	Value

Air Freight & Logistics – (continued)

Expeditors International of Washington, Inc.	4,475	$509,434

FedEx Corp.	7,697	1,753,223

Forward Air Corp.	900	94,959

GXO Logistics, Inc.* (a)	28,103	1,493,112

Hub Group, Inc., Class A* (a)	8,234	620,844

United Parcel Service, Inc., Class B(a)	23,449	4,216,365
		9,378,242

Automobile Components – 0.5%

Adient plc* (a)	23,091	852,981

American Axle & Manufacturing Holdings, Inc.* (a)	14,141	101,108

Aptiv plc*	7,380	759,107

Autoliv, Inc.	3,759	322,560

BorgWarner, Inc.(a)	8,413	404,918

Dana, Inc.(a)	23,449	346,811

Dorman Products, Inc.*	895	77,113

Fox Factory Holding Corp.*	1,969	218,303

Garrett Motion, Inc.* (a)	9,540	78,800

Gentex Corp.(a)	14,499	400,027

Gentherm, Inc.*	1,080	64,422

Goodyear Tire & Rubber Co. (The)* (a)	60,833	649,088

Holley, Inc.* (a)	26,492	63,846

LCI Industries(a)	5,400	609,984

Lear Corp.	2,506	319,916

Luminar Technologies, Inc.* (a)	13,962	84,051

Mobileye Global, Inc., Class A* (a)	4,296	161,701

Modine Manufacturing Co.*	9,000	188,190

Patrick Industries, Inc.(a)	5,728	393,113

QuantumScape Corp.* (a)	73,748	516,236

Standard Motor Products, Inc.	1,969	70,904

Stoneridge, Inc.* (a)	7,020	132,187

Visteon Corp.*	1,790	251,298

XPEL, Inc.* (a) (b)	1,260	92,056
		7,158,720

See Accompanying Notes to the Financial Statements.

82	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Automobiles – 1.2%

Ford Motor Co.	126,699	$1,505,184

General Motors Co.	44,034	1,454,883

Harley-Davidson, Inc.(a)	28,980	1,075,158

Lucid Group, Inc.* (a)	5,549	44,059

Tesla, Inc.*	70,884	11,646,950

Thor Industries, Inc.(a)	11,635	919,398

Winnebago Industries, Inc.(a)	5,370	312,212
		16,957,844

Banks – 4.9%

1st Source Corp.(a)	2,327	96,989

Ameris Bancorp(a)	13,500	452,250

Associated Banc-Corp.	29,535	526,609

Atlantic Union Bankshares Corp.(a)	14,678	420,084

Axos Financial, Inc.* (a)	11,880	483,160

Banc of California, Inc.	3,600	40,860

BancFirst Corp.	1,616	129,102

Bancorp, Inc. (The)* (a)	5,549	177,069

Bank of America Corp.	228,046	6,677,187

Bank of Hawaii Corp.(a)	2,340	113,326

Bank OZK	25,955	927,113

BankUnited, Inc.(a)	18,994	428,315

Banner Corp.(a)	2,864	142,971

Bar Harbor Bankshares(a)	716	17,757

Berkshire Hills Bancorp, Inc.	3,780	80,401

BOK Financial Corp.	1,432	120,102

Brookline Bancorp, Inc.	12,600	120,204

Cadence Bank(a)	37,232	752,831

Camden National Corp.(a)	1,790	57,190

Cathay General Bancorp	14,678	467,788

Central Pacific Financial Corp.	7,697	122,228

Citigroup, Inc.	64,619	3,041,616

Citizens Financial Group, Inc.(a)	14,760	456,674

City Holding Co.(a)	360	32,828

CNB Financial Corp.(a)	1,074	20,148

Columbia Banking System, Inc.	43,694	933,304

Comerica, Inc.	5,040	218,585

Investments	Shares	Value

Banks – (continued)

Commerce Bancshares, Inc.(a)	3,217	$179,669

Community Bank System, Inc.(a)	1,611	80,486

Community Trust Bancorp, Inc.	1,980	71,300

ConnectOne Bancorp, Inc.	8,592	135,582

CrossFirst Bankshares, Inc.* (a)	6,086	61,043

Cullen/Frost Bankers, Inc.	1,980	218,295

Customers Bancorp, Inc.* (a)	5,580	121,867

CVB Financial Corp.(a)	9,546	142,904

Dime Community Bancshares, Inc.(a)	9,308	191,745

Eagle Bancorp, Inc.	5,940	149,094

East West Bancorp, Inc.(a)	5,400	279,126

Eastern Bankshares, Inc.	5,940	69,201

Enterprise Financial Services Corp.(a)	3,401	145,427

Farmers National Banc Corp.	1,253	14,648

FB Financial Corp.	1,260	37,082

Fifth Third Bancorp	23,220	608,364

First Bancorp/NC(a)	3,420	105,268

First Bancorp/PR(a)	46,205	542,909

First Bancshares, Inc. (The)(a)	3,060	76,806

First Busey Corp.	13,860	251,975

First Citizens BancShares, Inc., Class A	360	362,585

First Commonwealth Financial Corp.	24,480	305,510

First Financial Bancorp(a)	18,180	376,326

First Financial Bankshares, Inc.(a)	6,480	189,605

First Financial Corp.(a)	3,600	124,380

First Foundation, Inc.(a)	14,678	92,325

First Hawaiian, Inc.(a)	26,640	509,090

First Horizon Corp.	20,048	351,842

First Interstate BancSystem, Inc., Class A	6,444	164,902

First Merchants Corp.	12,780	372,920

First Mid Bancshares, Inc.(a)	5,191	136,835

First of Long Island Corp. (The)	8,100	94,770

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	83

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Banks – (continued)

First Republic Bank(a)	5,191	$18,220

Flushing Financial Corp.(a)	5,220	62,797

FNB Corp.(a)	75,359	865,121

Fulton Financial Corp.(a)	32,400	386,532

German American Bancorp, Inc.	3,325	96,658

Glacier Bancorp, Inc.(a)	5,760	191,405

Hancock Whitney Corp.(a)	18,540	677,081

Hanmi Financial Corp.	7,560	122,170

HarborOne Bancorp, Inc.(a)	1,980	21,285

Heartland Financial USA, Inc.	8,820	287,179

Heritage Commerce Corp.	8,950	76,075

Heritage Financial Corp.	4,296	75,653

Hilltop Holdings, Inc.	5,012	155,472

Home BancShares, Inc.(a)	12,709	276,675

HomeStreet, Inc.	3,060	29,866

Hope Bancorp, Inc.	20,585	187,323

Horizon Bancorp, Inc.(a)	6,480	68,234

Huntington Bancshares, Inc.	45,173	505,938

Independent Bank Corp. – MA	2,340	131,040

Independent Bank Corp. – MI	6,802	121,212

Independent Bank Group, Inc.	3,043	110,704

International Bancshares Corp.(a)	12,960	553,003

JPMorgan Chase & Co.	95,407	13,189,064

KeyCorp	32,578	366,828

Lakeland Bancorp, Inc.	11,700	167,778

Lakeland Financial Corp.	720	36,482

Live Oak Bancshares, Inc.(a)	4,117	96,997

M&T Bank Corp.	6,020	757,316

Mercantile Bank Corp.(a)	4,320	121,219

Metropolitan Bank Holding Corp.* (a)	3,222	103,394

Midland States Bancorp, Inc.	4,680	93,600

MidWestOne Financial Group, Inc.(a)	895	18,526

National Bank Holdings Corp., Class A	1,080	34,344

Investments	Shares	Value

Banks – (continued)

NBT Bancorp, Inc.	3,938	$126,961

New York Community Bancorp, Inc.(a)	148,834	1,591,035

Nicolet Bankshares, Inc.* (a)	1,571	90,034

Northfield Bancorp, Inc.(a)	4,654	48,495

Northwest Bancshares, Inc.(a)	4,500	52,605

OceanFirst Financial Corp.(a)	15,300	244,800

OFG Bancorp(a)	13,067	334,123

Old National Bancorp(a)	60,860	816,133

Pacific Premier Bancorp, Inc.	19,620	436,349

PacWest Bancorp	23,091	234,374

Park National Corp.(a)	360	38,995

Pathward Financial, Inc.	2,880	128,246

Peoples Bancorp, Inc.(a)	5,760	150,106

Pinnacle Financial Partners, Inc.(a)	4,500	244,035

PNC Financial Services Group, Inc. (The)	12,709	1,655,347

Popular, Inc.(a)	17,184	1,031,212

Preferred Bank	1,736	83,467

Premier Financial Corp.	10,620	176,398

Prosperity Bancshares, Inc.	20,160	1,262,419

Provident Financial Services, Inc.	14,400	251,712

QCR Holdings, Inc.(a)	1,980	81,972

Regions Financial Corp.(a)	32,220	588,337

S&T Bancorp, Inc.	7,697	211,898

Sandy Spring Bancorp, Inc.(a)	11,456	257,531

Seacoast Banking Corp. of Florida(a)	4,860	107,843

ServisFirst Bancshares, Inc.(a)	1,611	81,355

Simmons First National Corp., Class A(a)	26,100	436,131

Southside Bancshares, Inc.(a)	720	22,846

SouthState Corp.(a)	4,654	321,033

Stellar Bancorp, Inc.(a)	3,561	81,689

Stock Yards Bancorp, Inc.	540	26,244

Synovus Financial Corp.(a)	31,140	959,112

Texas Capital Bancshares, Inc.*	3,222	161,906

See Accompanying Notes to the Financial Statements.

84	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Banks – (continued)

Tompkins Financial Corp.(a)	180	$10,552

Towne Bank	13,680	324,079

TriCo Bancshares	540	19,337

Triumph Financial, Inc.*	2,327	120,911

Truist Financial Corp.	42,293	1,377,906

TrustCo Bank Corp. NY	3,420	102,053

Trustmark Corp.	5,012	119,737

UMB Financial Corp.	8,771	557,923

United Bankshares, Inc.(a)	8,592	284,653

United Community Banks, Inc.	7,518	187,198

Univest Financial Corp.	5,760	115,891

US Bancorp	46,898	1,607,663

Valley National Bancorp(a)	91,246	855,887

Veritex Holdings, Inc.	4,500	77,445

Washington Federal, Inc.(a)	16,468	461,763

Washington Trust Bancorp, Inc.(a)	2,317	65,131

Webster Financial Corp.	7,109	265,166

Wells Fargo & Co.	124,405	4,945,099

WesBanco, Inc.	12,420	330,620

Westamerica Bancorp	2,520	102,085

Western Alliance Bancorp	3,960	146,995

Wintrust Financial Corp.	13,140	898,382

WSFS Financial Corp.	12,530	440,680

Zions Bancorp NA(a)	5,907	164,569
		69,542,231

Beverages – 1.3%

Boston Beer Co., Inc. (The), Class A* (a)	358	113,668

Brown-Forman Corp., Class A	1,440	94,867

Brown-Forman Corp., Class B	5,400	351,486

Celsius Holdings, Inc.* (a)	1,980	189,228

Coca-Cola Co. (The)	101,672	6,522,259

Coca-Cola Consolidated, Inc.(a)	358	211,027

Constellation Brands, Inc., Class A	4,296	985,803

Keurig Dr Pepper, Inc.	24,344	796,049

MGP Ingredients, Inc.	179	17,664

Investments	Shares	Value

Beverages – (continued)

Molson Coors Beverage Co., Class B(a)	6,660	$396,137

Monster Beverage Corp.*	19,800	1,108,800

National Beverage Corp.* (a)	1,080	53,676

PepsiCo, Inc.	35,800	6,833,862

Vita Coco Co., Inc. (The)*	5,400	116,910
		17,791,436

Biotechnology – 2.6%

2seventy bio, Inc.*	8,234	78,305

AbbVie, Inc.	57,280	8,656,154

ACADIA Pharmaceuticals, Inc.*	7,160	152,723

Agios Pharmaceuticals, Inc.*	4,938	112,932

Akero Therapeutics, Inc.*	2,506	112,118

Alkermes plc*	5,728	163,534

Allogene Therapeutics, Inc.* (a)	14,678	79,702

Alnylam Pharmaceuticals, Inc.* (a)	3,222	641,822

Amgen, Inc.	14,320	3,433,077

Amicus Therapeutics, Inc.* (a)	7,020	81,011

Anavex Life Sciences Corp.* (a)	10,919	88,881

Apellis Pharmaceuticals, Inc.* (a)	3,580	298,679

Arcus Biosciences, Inc.*	11,160	199,206

Arrowhead Pharmaceuticals, Inc.*	2,685	95,076

Atara Biotherapeutics, Inc.*	23,628	64,032

Aurinia Pharmaceuticals, Inc.*	14,141	159,086

Avid Bioservices, Inc.* (a)	1,440	25,992

Beam Therapeutics, Inc.* (a)	14,857	456,258

Biogen, Inc.*	3,938	1,198,058

BioMarin Pharmaceutical, Inc.*	5,012	481,353

Blueprint Medicines Corp.*	1,253	63,966

C4 Therapeutics, Inc.*	12,351	37,300

Caribou Biosciences, Inc.* (a)	1,260	5,418

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	85

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Biotechnology – (continued)

Catalyst Pharmaceuticals, Inc.* (a)	9,630	$153,310

Celldex Therapeutics, Inc.* (a)	1,440	45,274

Cerevel Therapeutics Holdings, Inc.* (a)	3,060	88,862

CRISPR Therapeutics AG* (a)	2,327	113,883

Cytokinetics, Inc.* (a)	3,043	113,808

Deciphera Pharmaceuticals, Inc.*	3,060	43,483

Denali Therapeutics, Inc.*	3,580	88,927

Dynavax Technologies Corp.* (a)	26,820	279,196

Eagle Pharmaceuticals, Inc.* (a)	4,833	135,711

Editas Medicine, Inc.* (a)	11,993	97,863

Emergent BioSolutions, Inc.*	3,043	26,870

Exact Sciences Corp.* (a)	8,234	527,552

Exelixis, Inc.*	18,795	343,949

FibroGen, Inc.*	5,728	98,063

Geron Corp.*	15,660	38,524

Gilead Sciences, Inc.	40,275	3,311,008

Gossamer Bio, Inc.* (a)	1,260	1,625

Halozyme Therapeutics, Inc.* (a)	6,300	202,419

Heron Therapeutics, Inc.* (a)	360	860

Horizon Therapeutics plc*	6,086	676,520

IGM Biosciences, Inc.* (a)	4,654	50,403

ImmunoGen, Inc.*	5,728	30,874

Immunovant, Inc.* (a)	15,036	242,681

Incyte Corp.*	4,117	306,346

Inhibrx, Inc.* (a)	540	11,340

Inovio Pharmaceuticals, Inc.* (a)	57,101	44,111

Insmed, Inc.* (a)	2,506	48,867

Intellia Therapeutics, Inc.* (a)	2,148	81,087

Intercept Pharmaceuticals, Inc.*	6,660	115,351

Ionis Pharmaceuticals, Inc.* (a)	7,200	254,664

Iovance Biotherapeutics, Inc.*	2,880	16,243

Investments	Shares	Value

Biotechnology – (continued)

Ironwood Pharmaceuticals, Inc.* (a)	32,220	$335,410

IVERIC bio, Inc.* (a)	8,413	276,704

Karuna Therapeutics, Inc.* (a)	1,074	213,125

Karyopharm Therapeutics, Inc.* (a)	7,020	25,132

Krystal Biotech, Inc.* (a)	2,148	180,432

Kura Oncology, Inc.* (a)	7,876	76,712

Kymera Therapeutics, Inc.* (a)	4,117	129,850

Lyell Immunopharma, Inc.* (a)	29,714	60,319

Madrigal Pharmaceuticals, Inc.* (a)	716	223,392

MannKind Corp.*	7,560	29,106

Mirati Therapeutics, Inc.* (a)	716	31,726

Moderna, Inc.* (a)	10,919	1,451,026

Morphic Holding, Inc.* (a)	3,043	143,812

Myriad Genetics, Inc.*	3,060	65,147

Natera, Inc.* (a)	5,220	264,758

Neurocrine Biosciences, Inc.*	2,160	218,246

Novavax, Inc.* (a)	12,709	97,478

Nurix Therapeutics, Inc.* (a)	8,771	84,465

Organogenesis Holdings, Inc.*	34,905	71,555

Prometheus Biosciences, Inc.*	1,790	347,171

PTC Therapeutics, Inc.*	3,420	188,579

Recursion Pharmaceuticals, Inc., Class A* (a)	15,215	72,576

Regeneron Pharmaceuticals, Inc.*	2,864	2,296,327

REGENXBIO, Inc.*	9,540	184,694

Replimune Group, Inc.*	4,654	77,861

REVOLUTION Medicines, Inc.* (a)	6,444	151,370

Rocket Pharmaceuticals, Inc.*	6,802	121,892

Sage Therapeutics, Inc.*	4,296	209,860

Sangamo Therapeutics, Inc.* (a)	30,072	44,206

See Accompanying Notes to the Financial Statements.

86	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Biotechnology – (continued)

Sarepta Therapeutics, Inc.* (a)	2,864	$351,613

Seagen, Inc.*	3,580	716,000

Seres Therapeutics, Inc.* (a)	2,160	10,530

SpringWorks Therapeutics, Inc.* (a)	4,296	100,441

TG Therapeutics, Inc.* (a)	7,740	192,184

Travere Therapeutics, Inc.* (a)	1,800	38,826

Twist Bioscience Corp.*	1,611	20,105

Ultragenyx Pharmaceutical, Inc.*	3,240	141,491

uniQure NV* (a)	5,549	107,706

United Therapeutics Corp.*	1,611	370,739

Vanda Pharmaceuticals, Inc.*	1,260	7,736

Vaxcyte, Inc.* (a)	3,759	160,998

Veracyte, Inc.* (a)	3,420	77,429

Vertex Pharmaceuticals, Inc.*	6,802	2,317,645

Vir Biotechnology, Inc.* (a)	13,783	346,642

Xencor, Inc.* (a)	1,980	52,351
		36,959,724

Broadline Retail – 2.2%

Amazon.com, Inc.*	235,922	24,877,975

Big Lots, Inc.	11,277	101,380

Coupang, Inc.* (a)	35,800	600,008

Dillard’s, Inc., Class A(a)	537	160,236

eBay, Inc.	18,258	847,719

Etsy, Inc.* (a)	3,580	361,687

Kohl’s Corp.(a)	26,134	575,732

Macy’s, Inc.(a)	58,354	953,504

MercadoLibre, Inc.*	1,253	1,600,695

Nordstrom, Inc.(a)	20,406	315,477

Ollie’s Bargain Outlet Holdings, Inc.* (a)	3,240	211,410

Qurate Retail, Inc., Series A* (a)	34,726	27,663
		30,633,486

Building Products – 0.8%

A O Smith Corp.(a)	3,420	233,552

AAON, Inc.	2,520	246,960

Investments	Shares	Value

Building Products – (continued)

Advanced Drainage Systems, Inc.(a)	1,620	$138,866

Allegion plc(a)	1,969	217,535

American Woodmark Corp.* (a)	4,296	217,034

Apogee Enterprises, Inc.	2,864	121,892

Armstrong World Industries, Inc.	1,980	135,947

AZEK Co., Inc. (The)* (a)	4,296	116,593

AZZ, Inc.(a)	7,518	283,654

Builders FirstSource, Inc.* (a)	5,549	525,879

Carlisle Cos., Inc.(a)	1,440	310,824

Carrier Global Corp.	23,400	978,588

Fortune Brands Innovations, Inc.	4,140	267,816

Gibraltar Industries, Inc.*	900	45,036

Griffon Corp.(a)	10,260	291,897

Hayward Holdings, Inc.* (a)	30,967	372,843

Insteel Industries, Inc.	2,685	73,918

JELD-WEN Holding, Inc.*	17,542	224,187

Johnson Controls International plc	19,332	1,156,827

Lennox International, Inc.	1,104	311,229

Masco Corp.	7,200	385,272

Masonite International Corp.* (a)	5,191	474,509

Owens Corning	3,759	401,499

PGT Innovations, Inc.* (a)	14,400	369,504

Quanex Building Products Corp.	4,500	85,950

Resideo Technologies, Inc.* (a)	30,060	535,068

Simpson Manufacturing Co., Inc.	1,620	203,764

Trane Technologies plc	5,760	1,070,266

Trex Co., Inc.* (a)	6,623	362,013

UFP Industries, Inc.(a)	13,320	1,045,886

Zurn Elkay Water Solutions Corp.	4,680	100,854
		11,305,662

Capital Markets – 3.0%

Affiliated Managers Group, Inc.	8,771	1,266,357

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	87

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Capital Markets – (continued)

Ameriprise Financial, Inc.	3,043	$928,480

Ares Management Corp.	3,600	315,324

Artisan Partners Asset Management, Inc., Class A(a)	14,400	499,248

Avantax, Inc.*	4,833	122,613

B. Riley Financial, Inc.(a)	3,780	119,070

Bank of New York Mellon Corp. (The)	22,196	945,328

BGC Partners, Inc., Class A	66,051	299,211

BlackRock, Inc.	4,822	3,236,526

Blackstone, Inc., Class A(a)	19,332	1,726,927

Blue Owl Capital, Inc.(a)	19,440	218,894

Brightsphere Investment Group, Inc.	5,400	121,932

Carlyle Group, Inc. (The)(a)	9,666	293,170

Charles Schwab Corp. (The)	39,053	2,040,129

CION Investment Corp.	11,279	106,925

CME Group, Inc.	9,360	1,738,807

Cohen & Steers, Inc.(a)	1,611	96,757

Coinbase Global, Inc., Class A* (a)	5,549	298,481

Donnelley Financial Solutions, Inc.*	1,253	54,192

Evercore, Inc., Class A	7,339	837,160

FactSet Research Systems, Inc.	900	370,521

Federated Hermes, Inc., Class B(a)	5,907	244,491

Focus Financial Partners, Inc., Class A*	11,635	604,322

Franklin Resources, Inc.(a)	10,620	285,466

Goldman Sachs Group, Inc. (The)	10,919	3,750,021

Hamilton Lane, Inc., Class A(a)	2,864	211,019

Houlihan Lokey, Inc.(a)	1,800	164,484

Interactive Brokers Group, Inc., Class A(a)	3,759	292,638

Intercontinental Exchange, Inc.	15,215	1,657,370

Invesco Ltd.	14,220	243,589

Investments	Shares	Value

Capital Markets – (continued)

Janus Henderson Group plc(a)	30,967	$803,594

Jefferies Financial Group, Inc.	8,055	258,002

KKR & Co., Inc.	17,184	911,955

LPL Financial Holdings, Inc.	2,327	485,971

MarketAxess Holdings, Inc.(a)	900	286,533

Moelis & Co., Class A(a)	3,420	129,550

Moody’s Corp.	4,296	1,345,163

Morgan Stanley	43,497	3,913,425

Morningstar, Inc.(a)	540	96,287

MSCI, Inc.	1,980	955,251

Nasdaq, Inc.	8,640	478,397

Northern Trust Corp.(c)	7,160	559,625

Oppenheimer Holdings, Inc., Class A	360	13,460

Piper Sandler Cos.(a)	1,253	169,706

PJT Partners, Inc., Class A	360	24,757

Raymond James Financial, Inc.	5,728	518,556

Robinhood Markets, Inc., Class A* (a)	20,227	179,009

S&P Global, Inc.	8,771	3,180,189

SEI Investments Co.	3,060	180,265

State Street Corp.	10,980	793,415

StepStone Group, Inc., Class A(a)	3,420	75,343

Stifel Financial Corp.(a)	22,733	1,363,298

StoneX Group, Inc.*	4,475	438,863

T. Rowe Price Group, Inc.(a)	6,623	743,961

TPG, Inc.(a)	2,340	67,790

Tradeweb Markets, Inc., Class A(a)	5,907	415,912

Victory Capital Holdings, Inc., Class A	5,760	175,910

Virtu Financial, Inc., Class A	19,800	396,990

Virtus Investment Partners, Inc.(a)	1,253	228,309

WisdomTree, Inc.(a)	180	1,123
		42,280,061

Chemicals – 1.8%

AdvanSix, Inc.(a)	8,055	303,512

See Accompanying Notes to the Financial Statements.

88	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Chemicals – (continued)

Air Products and Chemicals, Inc.	5,760	$1,695,514

Albemarle Corp.	3,060	567,508

Ashland, Inc.	1,980	201,188

Aspen Aerogels, Inc.* (a)	8,234	51,545

Avient Corp.	21,301	820,301

Axalta Coating Systems Ltd.* (a)	9,180	289,813

Balchem Corp.	1,980	260,172

Cabot Corp.	3,759	269,746

Celanese Corp.(a)	3,600	382,464

CF Industries Holdings, Inc.	6,981	499,700

Chase Corp.	180	19,679

Chemours Co. (The)	35,979	1,045,909

Corteva, Inc.	17,542	1,072,167

Dow, Inc.	21,780	1,184,832

DuPont de Nemours, Inc.(a)	11,993	836,152

Eastman Chemical Co.(a)	4,140	348,878

Ecolab, Inc.	6,300	1,057,392

Ecovyst, Inc.*	1,260	14,301

Element Solutions, Inc.(a)	13,860	251,559

FMC Corp.	3,759	464,537

Hawkins, Inc.	540	21,784

HB Fuller Co.	1,620	107,195

Huntsman Corp.	38,843	1,040,604

Ingevity Corp.* (a)	8,640	619,834

Innospec, Inc.	720	73,174

International Flavors & Fragrances, Inc.	7,339	711,589

Koppers Holdings, Inc.	3,759	123,333

Kronos Worldwide, Inc.(a)	4,500	41,850

Linde plc	12,888	4,761,472

Livent Corp.* (a)	7,560	165,186

LSB Industries, Inc.*	11,635	103,901

LyondellBasell Industries NV, Class A	8,100	766,341

Mativ Holdings, Inc.(a)	14,857	287,780

Minerals Technologies, Inc.	7,920	469,339

Mosaic Co. (The)	9,308	398,848

NewMarket Corp.	537	214,585

Olin Corp.	5,549	307,415

PPG Industries, Inc.	5,549	778,303

Investments	Shares	Value

Chemicals – (continued)

Quaker Chemical Corp.(a)	900	$167,967

RPM International, Inc.(a)	2,880	236,246

Scotts Miracle-Gro Co. (The)(a)	8,950	597,949

Sensient Technologies Corp.	2,327	173,268

Sherwin-Williams Co. (The)	6,120	1,453,745

Stepan Co.	1,611	148,534

Trinseo plc	4,475	81,087

Tronox Holdings plc(a)	22,680	310,489

Westlake Corp.(a)	360	40,961
		25,839,648

Commercial Services & Supplies – 0.6%

ABM Industries, Inc.	1,980	84,308

ACCO Brands Corp.	6,444	29,514

Aurora Innovation, Inc.* (a)	76,612	109,555

Brady Corp., Class A	1,080	55,112

BrightView Holdings, Inc.*	7,380	40,812

Brink’s Co. (The)	10,440	656,154

Casella Waste Systems, Inc., Class A* (a)	2,160	192,240

Cimpress plc* (a)	5,370	278,972

Cintas Corp.	2,160	984,463

Clean Harbors, Inc.* (a)	1,969	285,820

Copart, Inc.*	11,456	905,597

CoreCivic, Inc., REIT* (a)	28,080	246,823

Deluxe Corp.(a)	5,012	75,932

Ennis, Inc.(a)	4,833	93,905

GEO Group, Inc. (The)* (a)	25,418	191,398

Harsco Corp.* (a)	22,375	153,716

Heritage-Crystal Clean, Inc.*	4,117	143,930

HNI Corp.(a)	3,600	93,528

Interface, Inc.	8,100	63,504

KAR Auction Services, Inc.* (a)	3,222	43,626

Liquidity Services, Inc.* (a)	540	7,058

Matthews International Corp., Class A	5,400	204,498

MillerKnoll, Inc.	20,943	356,241

Montrose Environmental Group, Inc.* (a)	3,043	92,690

MSA Safety, Inc.	2,327	301,928

Republic Services, Inc.	5,400	780,948

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	89

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Commercial Services & Supplies – (continued)

Rollins, Inc.	6,660	$281,385

SP Plus Corp.*	3,960	135,313

Stericycle, Inc.* (a)	5,728	261,483

Tetra Tech, Inc.(a)	1,800	249,066

UniFirst Corp.(a)	1,080	176,774

Viad Corp.*	2,340	44,530

Waste Management, Inc.	9,720	1,614,006
		9,234,829

Communications Equipment –0.7%

ADTRAN Holdings, Inc.	3,960	36,115

Arista Networks, Inc.*	6,444	1,032,071

Calix, Inc.*	3,780	172,746

Ciena Corp.*	3,780	174,031

Cisco Systems, Inc.	135,503	6,402,517

Digi International, Inc.* (a)	3,600	108,576

Extreme Networks, Inc.*	10,382	184,592

F5, Inc.* (a)	1,440	193,478

Harmonic, Inc.* (a)	2,700	38,043

Infinera Corp.* (a)	7,020	44,437

Juniper Networks, Inc.	10,919	329,208

Lumentum Holdings, Inc.* (a)	2,685	129,551

Motorola Solutions, Inc.	4,500	1,311,300

NETGEAR, Inc.*	7,380	104,279

NetScout Systems, Inc.* (a)	5,638	153,410

Viasat, Inc.* (a)	3,401	119,137

Viavi Solutions, Inc.* (a)	6,981	62,550
		10,596,041

Construction & Engineering –0.4%

AECOM	4,555	378,293

Ameresco, Inc., Class A* (a)	1,260	52,416

API Group Corp.*	6,981	158,887

Arcosa, Inc.	1,440	97,258

Argan, Inc.	1,800	72,414

Comfort Systems USA, Inc.	2,327	347,863

Construction Partners, Inc., Class A* (a)	900	23,346

Dycom Industries, Inc.*	1,440	133,373

EMCOR Group, Inc.	2,864	489,744

Fluor Corp.* (a)	6,120	177,847

Granite Construction, Inc.	3,600	137,268

Investments	Shares	Value

Construction & Engineering – (continued)

IES Holdings, Inc.*	1,969	$85,041

MasTec, Inc.*	3,759	333,837

MDU Resources Group, Inc.	44,453	1,298,917

MYR Group, Inc.*	1,432	183,282

Primoris Services Corp.	10,980	277,794

Quanta Services, Inc.(a)	4,117	698,408

Sterling Infrastructure, Inc.*	6,300	232,596

Tutor Perini Corp.*	13,425	71,152

Valmont Industries, Inc.	895	260,051

WillScot Mobile Mini Holdings Corp.*	7,175	325,745
		5,835,532

Construction Materials – 0.1%

Eagle Materials, Inc.(a)	1,800	266,778

Martin Marietta Materials, Inc.	1,620	588,384

Summit Materials, Inc., Class A*	5,311	145,574

Vulcan Materials Co.	3,240	567,389
		1,568,125

Consumer Finance – 0.8%

Ally Financial, Inc.(a)	11,993	316,375

American Express Co.	15,752	2,541,428

Atlanticus Holdings Corp.* (a)	540	15,746

Bread Financial Holdings, Inc.	12,172	335,947

Capital One Financial Corp.	12,983	1,263,246

Credit Acceptance Corp.* (a)	295	144,403

Discover Financial Services	8,234	851,972

Encore Capital Group, Inc.* (a)	6,623	340,290

Enova International, Inc.*	7,740	339,941

EZCORP, Inc., Class A* (a)	3,580	30,824

FirstCash Holdings, Inc.	1,440	148,363

Green Dot Corp., Class A* (a)	5,907	101,541

LendingClub Corp.*	22,680	162,842

Navient Corp.(a)	24,480	404,899

Nelnet, Inc., Class A(a)	1,611	155,139

See Accompanying Notes to the Financial Statements.

90	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Consumer Finance – (continued)

NerdWallet, Inc., Class A* (a)	11,098	$150,600

OneMain Holdings, Inc.(a)	26,850	1,030,235

PRA Group, Inc.*	9,308	337,601

PROG Holdings, Inc.* (a)	11,993	362,548

SLM Corp.	59,786	897,986

SoFi Technologies, Inc.* (a)	45,645	284,368

Synchrony Financial	13,425	396,172

World Acceptance Corp.* (a)	360	36,324
		10,648,790

Consumer Staples Distribution & Retail – 1.6%

Albertsons Cos., Inc., Class A	2,685	56,117

Andersons, Inc. (The)(a)	7,160	320,052

BJ’s Wholesale Club Holdings, Inc.*	4,401	336,104

Casey’s General Stores, Inc.	1,253	286,712

Chefs’ Warehouse, Inc. (The)*	3,759	125,024

Costco Wholesale Corp.	11,814	5,945,041

Dollar General Corp.	6,086	1,347,806

Dollar Tree, Inc.* (a)	5,934	912,115

Fresh Market, Inc. (The)*‡(a)	9,856	—

Grocery Outlet Holding Corp.* (a)	3,060	91,127

Ingles Markets, Inc., Class A(a)	1,432	131,801

Kroger Co. (The)	22,196	1,079,392

Performance Food Group Co.*	3,938	246,873

PriceSmart, Inc.	360	26,525

SpartanNash Co.	4,147	101,684

Sprouts Farmers Market, Inc.* (a)	25,955	899,600

Sysco Corp.	12,960	994,550

Target Corp.(a)	14,580	2,299,995

United Natural Foods, Inc.* (a)	14,320	390,506

US Foods Holding Corp.* (a)	7,518	288,691

Walgreens Boots Alliance, Inc.(a)	21,480	757,170

Investments	Shares	Value

Consumer Staples Distribution & Retail – (continued)

Walmart, Inc.	36,516	$5,512,821

Weis Markets, Inc.	1,757	144,935
		22,294,641

Containers & Packaging – 0.6%

Amcor plc	50,393	552,811

AptarGroup, Inc.(a)	2,160	255,982

Avery Dennison Corp.(a)	1,800	314,064

Ball Corp.(a)	9,666	514,038

Berry Global Group, Inc.(a)	26,671	1,541,850

Crown Holdings, Inc.	4,475	383,865

Graphic Packaging Holding Co.(a)	66,051	1,628,818

Greif, Inc., Class A	5,940	372,973

Greif, Inc., Class B(a)	179	14,094

International Paper Co.	11,880	393,347

Myers Industries, Inc.	180	3,411

O-I Glass, Inc.* (a)	31,504	707,895

Packaging Corp. of America(a)	3,060	413,896

Pactiv Evergreen, Inc.(a)	8,820	69,678

Sealed Air Corp.	5,032	241,486

Silgan Holdings, Inc.(a)	5,728	282,161

Sonoco Products Co.(a)	21,122	1,280,416

TriMas Corp.(a)	1,440	36,590

Westrock Co.	6,086	182,154
		9,189,529

Distributors – 0.1%

Genuine Parts Co.	4,117	692,932

LKQ Corp.	9,720	561,136

Pool Corp.(a)	1,253	440,204
		1,694,272

Diversified Consumer Services – 0.2%

2U, Inc.*	19,153	106,108

ADT, Inc.	15,394	103,140

Adtalem Global Education, Inc.* (a)	4,296	174,289

Bright Horizons Family Solutions, Inc.*	3,580	272,509

Chegg, Inc.*	3,401	61,150

Frontdoor, Inc.*	2,506	68,564

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	91

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Diversified Consumer Services – (continued)

Graham Holdings Co., Class B(a)	900	$518,013

Grand Canyon Education, Inc.*	1,253	148,731

H&R Block, Inc.(a)	9,487	321,704

Laureate Education, Inc., Class A	9,666	119,762

Mister Car Wash, Inc.* (a)	12,172	107,357

OneSpaWorld Holdings Ltd.*	9,180	110,160

Perdoceo Education Corp.*	12,600	163,548

Rover Group, Inc.* (a)	32,757	148,389

Service Corp. International(a)	4,680	328,489

Strategic Education, Inc.(a)	1,800	158,400

Stride, Inc.* (a)	3,908	167,888

Udemy, Inc.*	1,440	13,090
		3,091,291

Diversified REITs – 0.1%

Alexander & Baldwin, Inc., REIT	3,060	58,844

American Assets Trust, Inc., REIT	5,549	100,992

Armada Hoffler Properties, Inc., REIT	1,620	18,986

Broadstone Net Lease, Inc., REIT	3,759	60,783

Empire State Realty Trust, Inc., Class A, REIT(a)	35,621	217,644

Essential Properties Realty Trust, Inc., REIT(a)	8,460	209,385

Gladstone Commercial Corp., REIT	6,086	72,667

One Liberty Properties, Inc., REIT	4,117	90,656

WP Carey, Inc., REIT	5,040	373,968
		1,203,925

Diversified Telecommunication Services – 0.8%

Anterix, Inc.* (a)	3,401	107,403

AT&T, Inc.	235,206	4,156,090

ATN International, Inc.	716	25,898

Investments	Shares	Value

Diversified Telecommunication Services – (continued)

Cogent Communications Holdings, Inc.(a)	3,222	$222,447

Consolidated Communications Holdings, Inc.* (a)	13,680	52,942

EchoStar Corp., Class A* (a)	9,487	161,943

Globalstar, Inc.* (a)	21,420	19,406

Iridium Communications, Inc.(a)	7,200	456,984

Liberty Latin America Ltd., Class A*	11,456	101,615

Liberty Latin America Ltd., Class C*	22,375	198,690

Lumen Technologies, Inc.(a)	26,640	63,137

Verizon Communications, Inc.	138,546	5,379,741
		10,946,296

Electric Utilities – 1.5%

ALLETE, Inc.	1,790	111,660

Alliant Energy Corp.(a)	7,560	416,858

American Electric Power Co., Inc.	15,840	1,463,933

Avangrid, Inc.(a)	1,620	65,221

Constellation Energy Corp.	7,876	609,602

Duke Energy Corp.	24,344	2,407,135

Edison International	11,277	829,987

Entergy Corp.	6,086	654,732

Evergy, Inc.	6,265	389,119

Eversource Energy	9,180	712,460

Exelon Corp.	30,780	1,306,303

FirstEnergy Corp.	17,640	702,072

Hawaiian Electric Industries, Inc.	6,480	254,081

IDACORP, Inc.	2,880	320,026

MGE Energy, Inc.	1,080	82,739

NextEra Energy, Inc.	53,342	4,087,598

NRG Energy, Inc.(a)	9,180	313,681

OGE Energy Corp.(a)	8,133	305,313

Otter Tail Corp.(a)	8,592	618,194

PG&E Corp.* (a)	48,509	829,989

Pinnacle West Capital Corp.(a)	3,780	296,579

See Accompanying Notes to the Financial Statements.

92	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electric Utilities – (continued)

PNM Resources, Inc.	5,040	$242,575

Portland General Electric Co.	5,907	299,012

PPL Corp.	16,647	478,102

Southern Co. (The)	34,368	2,527,766

Xcel Energy, Inc.	14,760	1,031,872
		21,356,609

Electrical Equipment – 0.7%

Acuity Brands, Inc.(a)	1,969	309,881

AMETEK, Inc.	5,549	765,374

Atkore, Inc.* (a)	9,308	1,175,880

Bloom Energy Corp., Class A* (a)	7,200	119,880

ChargePoint Holdings, Inc.* (a)	20,227	175,368

Eaton Corp. plc	10,260	1,714,651

Emerson Electric Co.	15,931	1,326,415

Encore Wire Corp.(a)	4,140	647,206

EnerSys(a)	1,080	89,608

Fluence Energy, Inc.* (a)	7,020	126,781

Generac Holdings, Inc.*	1,620	165,596

GrafTech International Ltd.(a)	26,850	126,463

Hubbell, Inc.(a)	1,260	339,343

nVent Electric plc	9,845	412,801

Plug Power, Inc.* (a)	8,234	74,353

Regal Rexnord Corp.	2,160	281,146

Rockwell Automation, Inc.	2,880	816,221

Sensata Technologies Holding plc	6,802	295,547

SunPower Corp.* (a)	6,300	83,286

Sunrun, Inc.* (a)	46,253	973,163

Vertiv Holdings Co.	16,740	249,761

Vicor Corp.*	2,327	99,991
		10,368,715

Electronic Equipment, Instruments & Components – 1.1%

Advanced Energy Industries, Inc.(a)	1,080	93,420

Amphenol Corp., Class A	14,678	1,107,749

Arrow Electronics, Inc.*	2,506	286,762

Avnet, Inc.	20,880	861,509

Badger Meter, Inc.	1,969	260,558

Investments	Shares	Value

Electronic Equipment, Instruments & Components – (continued)

Belden, Inc.	3,043	$240,062

Benchmark Electronics, Inc.	8,640	184,464

CDW Corp.	3,240	549,472

Cognex Corp.	5,549	264,632

Coherent Corp.* (a)	33,116	1,130,565

Corning, Inc.	24,840	825,185

CTS Corp.	900	35,289

ePlus, Inc.*	6,802	296,159

Fabrinet* (a)	2,160	205,092

FARO Technologies, Inc.* (a)	3,401	79,413

Flex Ltd.*	18,180	373,963

Insight Enterprises, Inc.* (a)	7,339	887,652

IPG Photonics Corp.* (a)	2,148	246,977

Itron, Inc.*	1,980	105,732

Jabil, Inc.(a)	5,370	419,665

Keysight Technologies, Inc.*	4,680	676,915

Kimball Electronics, Inc.*	3,580	72,065

Knowles Corp.* (a)	2,700	45,576

Lightwave Logic, Inc.* (a)	900	4,050

Littelfuse, Inc.(a)	1,074	260,166

Methode Electronics, Inc.	3,580	146,744

Mirion Technologies, Inc.* (a)	29,893	242,133

National Instruments Corp.	6,086	354,388

nLight, Inc.* (a)	10,024	87,910

Novanta, Inc.*	1,980	302,623

OSI Systems, Inc.*	537	60,659

PC Connection, Inc.(a)	180	7,249

Plexus Corp.*	716	62,628

Sanmina Corp.*	13,962	729,654

ScanSource, Inc.*	4,140	113,229

SmartRent, Inc.* (a)	35,263	90,979

TD SYNNEX Corp.(a)	720	64,109

TE Connectivity Ltd.	10,024	1,226,637

Teledyne Technologies, Inc.*	1,260	522,144

Trimble, Inc.*	6,480	305,208

TTM Technologies, Inc.*	21,780	257,222

Vishay Intertechnology, Inc.(a)	26,640	567,166

Vontier Corp.(a)	37,948	1,029,529

Zebra Technologies Corp., Class A*	1,074	309,344
		15,992,647

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	93

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Energy Equipment & Services – 0.5%

Archrock, Inc.	13,500	$138,915

Baker Hughes Co.	23,760	694,743

Cactus, Inc., Class A(a)	4,500	182,160

ChampionX Corp.(a)	12,530	339,313

Dril-Quip, Inc.* (a)	180	4,910

Halliburton Co.	21,480	703,470

Helix Energy Solutions Group, Inc.* (a)	15,752	114,202

Helmerich & Payne, Inc.(a)	6,802	225,554

Liberty Energy, Inc., Class A	31,146	398,980

Nabors Industries Ltd.* (a)	895	89,293

NexTier Oilfield Solutions, Inc.* (a)	30,967	250,213

NOV, Inc.	14,320	239,860

Oceaneering International, Inc.*	8,771	155,510

Oil States International, Inc.* (a)	540	3,802

Patterson-UTI Energy, Inc.(a)	6,802	76,114

ProFrac Holding Corp., Class A* (a)	6,444	72,173

ProPetro Holding Corp.*	11,814	81,989

RPC, Inc.(a)	12,888	95,242

Schlumberger NV	36,695	1,810,898

Select Energy Services, Inc., Class A(a)	13,067	97,088

Tidewater, Inc.*	1,432	64,483

Transocean Ltd.* (a)	139,441	822,702

US Silica Holdings, Inc.*	5,580	72,819

Weatherford International plc*	4,296	277,651
		7,012,084

Entertainment – 1.0%

Activision Blizzard, Inc.*	17,721	1,377,099

AMC Entertainment Holdings, Inc., Class A* (a)	35,979	197,884

Cinemark Holdings, Inc.* (a)	27,208	459,271

Electronic Arts, Inc.	6,444	820,192

Endeavor Group Holdings, Inc., Class A*	10,740	276,877

IMAX Corp.*	1,980	41,481

Investments	Shares	Value

Entertainment – (continued)

Liberty Media Corp-Liberty Formula One, Class A*	1,800	$116,604

Liberty Media Corp-Liberty Formula One, Class C* (a)	5,580	402,820

Live Nation Entertainment, Inc.* (a)	4,833	327,581

Madison Square Garden Sports Corp., Class A	537	107,669

Netflix, Inc.*	11,814	3,897,793

ROBLOX Corp., Class A*	11,456	407,834

Roku, Inc.* (a)	3,060	172,003

Sphere Entertainment Co.*	6,981	196,445

Take-Two Interactive Software, Inc.* (a)	4,475	556,198

Walt Disney Co. (The)*	48,509	4,972,173

Warner Music Group Corp., Class A	3,401	103,628

World Wrestling Entertainment, Inc., Class A	1,260	135,034
		14,568,586

Financial Services – 4.1%

Affirm Holdings, Inc.* (a)	3,580	35,299

Alerus Financial Corp.	4,475	64,395

A-Mark Precious Metals, Inc.(a)	2,880	103,104

Apollo Global Management, Inc.	15,215	964,479

AvidXchange Holdings, Inc.*	15,394	114,377

Berkshire Hathaway, Inc., Class B*	58,891	19,348,638

Block, Inc., Class A*	14,499	881,394

Cannae Holdings, Inc.*	19,869	362,411

Compass Diversified Holdings	7,518	143,293

Enact Holdings, Inc.(a)	3,222	77,779

Equitable Holdings, Inc.	13,425	348,916

Essent Group Ltd.(a)	22,017	935,062

Euronet Worldwide, Inc.* (a)	1,969	218,047

EVERTEC, Inc.(a)	5,370	186,285

Federal Agricultural Mortgage Corp., Class C(a)	2,340	311,899

See Accompanying Notes to the Financial Statements.

94	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Financial Services – (continued)

Fidelity National Information Services, Inc.	18,258	$1,072,110

Fiserv, Inc.*	20,048	2,448,262

FleetCor Technologies, Inc.* (a)	1,611	344,625

Flywire Corp.*	5,549	161,864

Global Payments, Inc.	8,055	907,879

International Money Express, Inc.*	2,520	64,966

Jack Henry & Associates, Inc.(a)	1,980	323,413

Jackson Financial, Inc., Class A(a)	11,098	399,639

Marqeta, Inc., Class A* (a)	9,666	39,147

Mastercard, Inc., Class A	22,196	8,435,146

Merchants Bancorp(a)	3,240	75,168

MGIC Investment Corp.(a)	61,576	915,635

Mr Cooper Group, Inc.* (a)	17,184	795,619

NMI Holdings, Inc., Class A*	19,800	463,320

PayPal Holdings, Inc.*	28,819	2,190,244

PennyMac Financial Services, Inc.(a)	8,055	503,357

Radian Group, Inc.	38,861	943,157

Remitly Global, Inc.* (a)	9,308	156,374

Repay Holdings Corp.* (a)	23,449	147,025

Shift4 Payments, Inc., Class A* (a)	2,148	145,570

TFS Financial Corp.(a)	7,200	86,688

Toast, Inc., Class A*	10,203	185,695

Visa, Inc., Class A(a)	42,602	9,914,763

Voya Financial, Inc.(a)	20,764	1,588,031

Walker & Dunlop, Inc.(a)	6,981	469,891

Western Union Co. (The)	86,815	948,888

WEX, Inc.*	1,611	285,711
		58,107,565

Food Products – 1.2%

Archer-Daniels-Midland Co.(a)	18,360	1,433,549

Benson Hill, Inc.* (a)	60,860	64,512

BRC, Inc., Class A* (a)	20,048	104,450

Bunge Ltd.	4,117	385,351

Investments	Shares	Value

Food Products – (continued)

Calavo Growers, Inc.	180	$5,753

Cal-Maine Foods, Inc.(a)	7,160	340,100

Campbell Soup Co.	6,300	342,090

Conagra Brands, Inc.	15,840	601,286

Darling Ingredients, Inc.*	4,680	278,788

Flowers Foods, Inc.(a)	11,880	326,819

Freshpet, Inc.* (a)	895	61,728

General Mills, Inc.	16,468	1,459,559

Hain Celestial Group, Inc. (The)* (a)	8,950	160,473

Hershey Co. (The)	3,600	983,016

Hormel Foods Corp.	8,100	327,564

Hostess Brands, Inc.*	4,117	106,054

Ingredion, Inc.	14,580	1,547,959

J & J Snack Foods Corp.	1,260	193,032

J M Smucker Co. (The)	3,222	497,509

John B Sanfilippo & Son, Inc.(a)	1,253	130,249

Kellogg Co.	7,697	537,020

Kraft Heinz Co. (The)(a)	23,986	941,930

Lamb Weston Holdings, Inc.	3,780	422,642

Lancaster Colony Corp.(a)	1,253	262,027

McCormick & Co., Inc. (Non-Voting)	5,728	503,205

Mondelez International, Inc., Class A	36,337	2,787,775

Pilgrim’s Pride Corp.*	9,000	205,290

Post Holdings, Inc.* (a)	3,240	293,188

Seaboard Corp.	62	244,346

Simply Good Foods Co. (The)*	2,520	91,652

Tootsie Roll Industries, Inc.(a)	2,581	105,512

TreeHouse Foods, Inc.*	1,074	57,191

Tyson Foods, Inc., Class A	8,592	536,914

Utz Brands, Inc.	7,740	146,363
		16,484,896

Gas Utilities – 0.1%

Atmos Energy Corp.(a)	3,240	369,814

Chesapeake Utilities Corp.	540	66,690

National Fuel Gas Co.	5,728	320,195

New Jersey Resources Corp.(a)	6,086	314,281

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	95

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Gas Utilities – (continued)

Northwest Natural Holding Co.	179	$8,406

ONE Gas, Inc.(a)	3,600	277,020

Southwest Gas Holdings, Inc.(a)	2,340	131,040

Spire, Inc.(a)	3,759	254,597

UGI Corp.	7,560	256,133
		1,998,176

Ground Transportation – 1.0%

ArcBest Corp.(a)	5,040	475,776

Avis Budget Group, Inc.* (a)	1,074	189,744

CSX Corp.	54,893	1,681,922

Heartland Express, Inc.(a)	5,580	80,798

Hertz Global Holdings, Inc.* (a)	5,907	98,529

JB Hunt Transport Services, Inc.	2,160	378,626

Knight-Swift Transportation Holdings, Inc.(a)	4,680	263,578

Landstar System, Inc.(a)	1,800	316,854

Lyft, Inc., Class A* (a)	22,017	225,674

Marten Transport Ltd.	2,700	54,513

Norfolk Southern Corp.	6,265	1,271,983

Old Dominion Freight Line, Inc.	2,520	807,383

Ryder System, Inc.	10,440	826,431

Saia, Inc.* (a)	1,260	375,190

Schneider National, Inc., Class B(a)	7,518	196,746

TuSimple Holdings, Inc., Class A* (a)	50,478	61,078

Uber Technologies, Inc.*	66,946	2,078,673

U-Haul Holding Co.(a)	180	10,991

Union Pacific Corp.	15,752	3,082,666

Werner Enterprises, Inc.	13,783	622,578

XPO, Inc.*	23,807	1,051,793
		14,151,526

Health Care Equipment & Supplies – 2.6%

Abbott Laboratories	46,003	5,081,951

Align Technology, Inc.*	1,969	640,516

Investments	Shares	Value

Health Care Equipment & Supplies – (continued)

Alphatec Holdings, Inc.*	180	$2,599

AngioDynamics, Inc.* (a)	540	4,493

AtriCure, Inc.* (a)	3,938	173,233

Avanos Medical, Inc.*	1,080	31,903

Axonics, Inc.* (a)	2,880	165,485

Baxter International, Inc.	14,678	699,847

Becton Dickinson & Co.	7,518	1,987,083

Bioventus, Inc., Class A* (a)	2,700	2,727

Boston Scientific Corp.*	38,306	1,996,509

Cerus Corp.* (a)	30,430	70,293

CONMED Corp.(a)	2,327	292,201

Cooper Cos., Inc. (The)(a)	1,260	480,627

Cue Health, Inc.* (a)	40,454	31,833

Dentsply Sirona, Inc.(a)	8,771	367,768

Dexcom, Inc.*	10,080	1,223,107

Edwards Lifesciences Corp.*	17,184	1,511,848

Embecta Corp.(a)	13,860	384,615

Enovis Corp.*	9,666	563,064

Envista Holdings Corp.* (a)	6,480	249,415

Establishment Labs Holdings, Inc.* (a)	1,440	100,354

Glaukos Corp.* (a)	2,520	119,725

Globus Medical, Inc., Class A*	4,320	251,165

Haemonetics Corp.* (a)	2,880	241,085

Heska Corp.* (a)	1,253	146,802

Hologic, Inc.*	7,339	631,227

ICU Medical, Inc.* (a)	537	101,568

IDEXX Laboratories, Inc.*	2,148	1,057,160

Inari Medical, Inc.* (a)	1,980	131,512

Inogen, Inc.*	8,950	119,125

Inspire Medical Systems, Inc.* (a)	1,440	385,387

Insulet Corp.* (a)	1,620	515,225

Integer Holdings Corp.* (a)	900	74,115

Integra LifeSciences Holdings Corp.*	2,148	118,827

Intuitive Surgical, Inc.*	9,487	2,857,674

iRhythm Technologies, Inc.* (a)	716	94,082

Lantheus Holdings, Inc.*	4,383	374,527

LeMaitre Vascular, Inc.	180	9,720

LivaNova plc*	3,060	146,574

See Accompanying Notes to the Financial Statements.

96	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Health Care Equipment & Supplies – (continued)

Masimo Corp.* (a)	2,685	$507,841

Medtronic plc	44,213	4,021,172

Merit Medical Systems, Inc.*	1,790	145,509

Neogen Corp.* (a)	12,709	218,849

Nevro Corp.*	1,980	57,955

Novocure Ltd.* (a)	2,520	166,068

NuVasive, Inc.*	2,880	123,955

Omnicell, Inc.* (a)	1,074	65,267

OrthoPediatrics Corp.* (a)	2,685	135,431

Penumbra, Inc.* (a)	2,148	610,290

PROCEPT BioRobotics Corp.* (a)	1,800	54,702

Pulmonx Corp.* (a)	7,876	92,543

QuidelOrtho Corp.* (a)	11,993	1,078,770

ResMed, Inc.	3,600	867,456

Senseonics Holdings, Inc.* (a)	82,161	48,894

Shockwave Medical, Inc.* (a)	1,253	363,571

Silk Road Medical, Inc.* (a)	2,700	118,854

STAAR Surgical Co.*	2,160	152,215

STERIS plc(a)	2,880	543,024

Stryker Corp.	8,771	2,628,230

Surmodics, Inc.*	180	4,147

Tandem Diabetes Care, Inc.* (a)	1,432	56,679

Teleflex, Inc.(a)	1,440	392,429

TransMedics Group, Inc.* (a)	1,440	113,904

Treace Medical Concepts, Inc.*	2,520	61,715

Zimmer Biomet Holdings, Inc.	5,940	822,334
		36,888,775

Health Care Providers & Services – 2.9%

23andMe Holding Co.* (a)	41,528	81,810

Acadia Healthcare Co., Inc.*	3,222	232,918

Accolade, Inc.* (a)	18,795	254,296

Addus HomeCare Corp.* (a)	1,074	87,789

Agiliti, Inc.* (a)	360	6,019

agilon health, Inc.* (a)	4,654	112,953

Investments	Shares	Value

Health Care Providers & Services – (continued)

Amedisys, Inc.* (a)	716	$57,495

AmerisourceBergen Corp.	5,220	870,957

AMN Healthcare Services, Inc.* (a)	9,720	839,322

Brookdale Senior Living, Inc.* (a)	52,373	224,680

Cardinal Health, Inc.	9,540	783,234

CareMax, Inc.* (a)	33,473	84,352

Centene Corp.*	18,974	1,307,878

Chemed Corp.(a)	360	198,450

Cigna Group (The)	10,024	2,538,979

Community Health Systems, Inc.* (a)	26,100	165,474

Cross Country Healthcare, Inc.* (a)	7,740	170,125

CVS Health Corp.	41,886	3,070,663

DaVita, Inc.* (a)	2,506	226,442

Elevance Health, Inc.	7,740	3,627,351

Encompass Health Corp.	3,759	241,140

Enhabit, Inc.* (a)	13,246	162,264

Ensign Group, Inc. (The)	1,969	191,170

Fulgent Genetics, Inc.* (a)	1,969	58,223

GeneDx Holdings Corp.* (a)	221,244	60,532

Guardant Health, Inc.* (a)	3,222	72,688

HCA Healthcare, Inc.(a)	5,728	1,645,826

HealthEquity, Inc.*	3,960	211,662

Henry Schein, Inc.*	4,500	363,645

Humana, Inc.	3,401	1,804,196

Innovage Holding Corp.*	180	1,100

Invitae Corp.* (a)	67,841	92,264

Laboratory Corp. of America Holdings	3,060	693,733

McKesson Corp.	4,654	1,695,173

ModivCare, Inc.*	360	22,896

Molina Healthcare, Inc.*	1,611	479,901

National Research Corp.	2,340	101,860

NeoGenomics, Inc.*	3,420	50,000

Oak Street Health, Inc.*	7,697	299,952

OPKO Health, Inc.* (a)	28,461	41,838

Option Care Health, Inc.*	9,720	312,498

Owens & Minor, Inc.*	13,246	205,843

Patterson Cos., Inc.	19,620	531,898

Premier, Inc., Class A(a)	27,208	906,843

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	97

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Health Care Providers & Services – (continued)

Progyny, Inc.*	3,759	$124,949

Quest Diagnostics, Inc.	4,140	574,673

R1 RCM, Inc.*	4,140	64,543

RadNet, Inc.* (a)	1,080	29,873

Select Medical Holdings Corp.(a)	4,296	131,028

Surgery Partners, Inc.* (a)	3,420	135,637

Tenet Healthcare Corp.*	24,881	1,824,275

UnitedHealth Group, Inc.	24,523	12,067,523

Universal Health Services, Inc., Class B	1,969	296,039

US Physical Therapy, Inc.	180	19,163
		40,456,035

Health Care REITs – 0.2%

CareTrust REIT, Inc., REIT	7,560	147,345

Community Healthcare Trust, Inc., REIT(a)	3,401	121,722

Global Medical REIT, Inc., REIT(a)	11,277	104,651

Healthpeak Properties, Inc., REIT	16,468	361,802

LTC Properties, Inc., REIT(a)	3,580	119,751

Medical Properties Trust, Inc., REIT(a)	12,530	109,888

National Health Investors, Inc., REIT	716	35,635

Omega Healthcare Investors, Inc., REIT(a)	8,950	239,502

Physicians Realty Trust, REIT	7,339	105,828

Sabra Health Care REIT, Inc., REIT(a)	4,833	55,096

Universal Health Realty Income Trust, REIT	4,296	186,876

Ventas, Inc., REIT	10,740	516,057

Welltower, Inc., REIT(a)	12,709	1,006,807
		3,110,960

Health Care Technology –0.1%

Certara, Inc.* (a)	4,475	108,161

Computer Programs & Systems, Inc.*	3,240	83,851

Investments	Shares	Value

Health Care Technology – (continued)

Definitive Healthcare Corp.* (a)	6,265	$67,036

Doximity, Inc., Class A* (a)	7,697	282,865

Evolent Health, Inc., Class A* (a)	6,086	221,591

GoodRx Holdings, Inc., Class A*	14,320	66,874

Health Catalyst, Inc.*	17,900	225,540

HealthStream, Inc.	180	4,435

NextGen Healthcare, Inc.*	540	9,040

Phreesia, Inc.*	4,833	152,916

Sharecare, Inc.* (a)	41,707	64,229

Teladoc Health, Inc.* (a)	5,012	132,968

Veeva Systems, Inc., Class A*	3,222	576,996

Veradigm, Inc.* (a)	9,937	124,113
		2,120,615

Hotel & Resort REITs – 0.2%

Apple Hospitality REIT, Inc., REIT(a)	6,623	98,617

Chatham Lodging Trust, REIT	7,380	75,571

DiamondRock Hospitality Co., REIT(a)	18,533	150,303

Host Hotels & Resorts, Inc., REIT	17,100	276,507

Park Hotels & Resorts, Inc., REIT(a)	16,416	197,813

Pebblebrook Hotel Trust, REIT(a)	33,115	471,226

RLJ Lodging Trust, REIT(a)	2,700	27,270

Ryman Hospitality Properties, Inc., REIT	3,420	306,637

Service Properties Trust, REIT(a)	39,738	348,502

Summit Hotel Properties, Inc., REIT	28,980	186,631

Sunstone Hotel Investors, Inc., REIT(a)	9,000	85,770

Xenia Hotels & Resorts, Inc., REIT(a)	10,105	127,929
		2,352,776

See Accompanying Notes to the Financial Statements.

98	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Hotels, Restaurants & Leisure – 2.3%

Airbnb, Inc., Class A* (a)	10,080	$1,206,274

Aramark(a)	6,120	212,364

Bally’s Corp.* (a)	4,833	83,128

BJ’s Restaurants, Inc.* (a)	2,160	70,286

Bloomin’ Brands, Inc.(a)	18,180	450,319

Booking Holdings, Inc.*	1,023	2,748,095

Boyd Gaming Corp.(a)	4,140	287,316

Brinker International, Inc.*	8,055	321,556

Caesars Entertainment, Inc.*	8,413	381,025

Carnival Corp.* (a)	23,449	215,965

Cheesecake Factory, Inc. (The)(a)	3,222	108,549

Chipotle Mexican Grill, Inc.*	720	1,488,686

Choice Hotels International, Inc.(a)	1,080	137,722

Churchill Downs, Inc.(a)	900	263,277

Cracker Barrel Old Country Store, Inc.(a)	358	38,005

Darden Restaurants, Inc.(a)	2,880	437,558

Dave & Buster’s Entertainment, Inc.* (a)	3,938	139,642

Denny’s Corp.*	1,620	18,160

Dine Brands Global, Inc.(a)	1,432	92,980

Domino’s Pizza, Inc.	716	227,309

DoorDash, Inc., Class A*	5,549	339,543

DraftKings, Inc., Class A* (a)	21,301	466,705

Everi Holdings, Inc.*	8,100	123,120

Expedia Group, Inc.*	5,549	521,384

Hilton Grand Vacations, Inc.* (a)	18,900	808,920

Hilton Worldwide Holdings, Inc.	6,660	959,173

Hyatt Hotels Corp., Class A* (a)	3,043	347,815

Jack in the Box, Inc.	360	33,368

Las Vegas Sands Corp.*	7,518	480,024

Life Time Group Holdings, Inc.* (a)	8,820	183,368

Light & Wonder, Inc.*	20,585	1,241,070

Marriott International, Inc., Class A	7,020	1,188,767

Investments	Shares	Value

Hotels, Restaurants & Leisure – (continued)

Marriott Vacations Worldwide Corp.	2,327	$313,121

McDonald’s Corp.	19,080	5,642,910

MGM Resorts International(a)	9,845	442,237

Norwegian Cruise Line Holdings Ltd.* (a)	10,740	143,379

Papa John’s International, Inc.(a)	2,160	161,546

Penn Entertainment, Inc.* (a)	36,713	1,093,680

Planet Fitness, Inc., Class A*	4,117	342,287

Red Rock Resorts, Inc., Class A(a)	2,160	105,408

Royal Caribbean Cruises Ltd.* (a)	7,339	480,191

Ruth’s Hospitality Group, Inc.(a)	5,400	87,264

Sabre Corp.* (a)	60,502	242,008

SeaWorld Entertainment, Inc.* (a)	3,401	182,498

Shake Shack, Inc., Class A*	716	39,244

Six Flags Entertainment Corp.* (a)	19,511	473,532

Starbucks Corp.	29,714	3,396,013

Sweetgreen, Inc., Class A* (a)	9,666	76,748

Texas Roadhouse, Inc.(a)	4,117	455,423

Travel + Leisure Co.	16,647	637,081

Vacasa, Inc., Class A* (a)	74,106	59,033

Vail Resorts, Inc.(a)	1,080	259,762

Wendy’s Co. (The)(a)	11,814	261,089

Wingstop, Inc.(a)	1,980	396,218

Wyndham Hotels & Resorts, Inc.	3,420	233,312

Wynn Resorts Ltd.*	3,222	368,210

Yum! Brands, Inc.	7,876	1,107,208
		32,620,875

Household Durables – 1.4%

Cavco Industries, Inc.* (a)	1,611	483,654

Century Communities, Inc.	7,560	509,090

Cricut, Inc., Class A(a)	720	6,574

DR Horton, Inc.	10,260	1,126,753

Ethan Allen Interiors, Inc.(a)	4,500	125,685

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	99

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Household Durables – (continued)

Garmin Ltd.	4,320	$424,094

GoPro, Inc., Class A*	13,425	57,459

Green Brick Partners, Inc.* (a)	8,460	315,304

Helen of Troy Ltd.* (a)	6,086	610,669

Installed Building Products, Inc.(a)	720	89,474

iRobot Corp.* (a)	1,440	56,635

KB Home(a)	20,160	883,411

La-Z-Boy, Inc.(a)	8,280	237,884

Leggett & Platt, Inc.(a)	27,208	879,091

Lennar Corp., Class A	8,592	969,264

Lennar Corp., Class B	540	52,823

LGI Homes, Inc.* (a)	5,220	620,136

M/I Homes, Inc.*	7,560	511,358

MDC Holdings, Inc.	12,960	530,971

Meritage Homes Corp.(a)	8,640	1,106,352

Mohawk Industries, Inc.*	11,993	1,270,059

Newell Brands, Inc.(a)	85,920	1,043,928

NVR, Inc.*	104	607,360

PulteGroup, Inc.	8,771	588,973

Skyline Champion Corp.*	10,919	809,862

Snap One Holdings Corp.* (a)	10,919	106,570

Sonos, Inc.* (a)	1,790	37,841

Taylor Morrison Home Corp., Class A*	26,134	1,126,114

Tempur Sealy International, Inc.(a)	39,053	1,463,316

Toll Brothers, Inc.	22,017	1,407,107

TopBuild Corp.* (a)	1,253	282,527

Tri Pointe Homes, Inc.*	25,418	728,988

Whirlpool Corp.(a)	2,160	301,514
		19,370,840

Household Products – 1.1%

Central Garden & Pet Co.*	1,620	59,681

Central Garden & Pet Co., Class A*	9,900	349,767

Church & Dwight Co., Inc.	6,981	677,995

Clorox Co. (The)	3,401	563,274

Investments	Shares	Value

Household Products – (continued)

Colgate-Palmolive Co.	21,122	$1,685,535

Energizer Holdings, Inc.	12,351	412,894

Kimberly-Clark Corp.	8,413	1,218,959

Procter & Gamble Co. (The)	61,755	9,657,247

Reynolds Consumer Products, Inc.(a)	358	10,035

Spectrum Brands Holdings, Inc.	3,222	214,263

WD-40 Co.(a)	358	68,163
		14,917,813

Independent Power and Renewable Electricity Producers – 0.1%

AES Corp. (The)(a)	18,720	442,915

Clearway Energy, Inc., Class A(a)	5,191	150,435

Clearway Energy, Inc., Class C	18,974	576,240

Ormat Technologies, Inc.(a)	1,611	138,240

Sunnova Energy International, Inc.* (a)	5,220	93,751

Vistra Corp.	15,347	366,180
		1,767,761

Industrial Conglomerates – 0.6%

3M Co.	17,363	1,844,298

General Electric Co.	27,924	2,763,638

Honeywell International, Inc.	17,640	3,525,178
		8,133,114

Industrial REITs – 0.4%

Americold Realty Trust, Inc., REIT	5,907	174,788

EastGroup Properties, Inc., REIT(a)	1,541	256,669

First Industrial Realty Trust, Inc., REIT	7,560	396,673

Innovative Industrial Properties, Inc., REIT	1,800	123,390

LXP Industrial Trust, REIT	16,740	157,356

Plymouth Industrial REIT, Inc., REIT(a)	12,709	257,230

Prologis, Inc., REIT	24,134	3,022,784

See Accompanying Notes to the Financial Statements.

100	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Industrial REITs – (continued)

Rexford Industrial Realty, Inc., REIT	4,860	$271,042

STAG Industrial, Inc., REIT(a)	11,098	375,889

Terreno Realty Corp., REIT(a)	4,140	254,983
		5,290,804

Insurance – 2.5%

Aflac, Inc.	19,511	1,362,843

Allstate Corp. (The)	7,518	870,284

American Equity Investment Life Holding Co.	17,444	672,292

American Financial Group, Inc.	2,700	331,371

American International Group, Inc.	24,480	1,298,419

AMERISAFE, Inc.	360	20,034

Aon plc, Class A	5,400	1,755,972

Arch Capital Group Ltd.* (a)	13,246	994,377

Argo Group International Holdings Ltd.(a)	358	10,529

Arthur J Gallagher & Co.	5,191	1,080,039

Assurant, Inc.	2,160	265,961

Assured Guaranty Ltd.	4,117	221,783

Axis Capital Holdings Ltd.	16,200	915,948

Bright Health Group, Inc.* (a)	143,200	23,012

Brighthouse Financial, Inc.*	16,826	743,709

Brown & Brown, Inc.	5,940	382,477

BRP Group, Inc., Class A* (a)	1,620	40,808

Chubb Ltd.	13,604	2,742,022

Cincinnati Financial Corp.	3,960	421,502

CNO Financial Group, Inc.	28,823	646,788

Employers Holdings, Inc.	720	28,505

Enstar Group Ltd.*	537	129,202

Erie Indemnity Co., Class A(a)	358	77,804

Everest Re Group Ltd.	1,080	408,240

Fidelity National Financial, Inc.	10,440	370,516

First American Financial Corp.(a)	22,860	1,316,965

Investments	Shares	Value

Insurance – (continued)

Globe Life, Inc.	2,520	$273,470

Goosehead Insurance, Inc., Class A* (a)	2,327	133,803

Hagerty, Inc., Class A* (a)	6,120	61,261

Hanover Insurance Group, Inc. (The)	2,148	256,815

Hartford Financial Services Group, Inc. (The)	11,277	800,554

Horace Mann Educators Corp.	537	16,797

Kemper Corp.(a)	14,499	705,376

Kinsale Capital Group, Inc.(a)	716	233,924

Lincoln National Corp.	2,506	54,455

Loews Corp.	7,560	435,229

Markel Corp.*	440	602,153

Marsh & McLennan Cos., Inc.	13,246	2,386,797

MBIA, Inc.* (a)	6,300	63,378

Mercury General Corp.	3,580	108,868

MetLife, Inc.	22,375	1,372,259

National Western Life Group, Inc., Class A(a)	360	91,793

Old Republic International Corp.	12,060	304,756

Oscar Health, Inc., Class A* (a)	28,819	193,952

Primerica, Inc.(a)	1,432	261,354

Principal Financial Group, Inc.	8,234	614,998

ProAssurance Corp.	1,620	29,095

Progressive Corp. (The)	15,573	2,124,157

Prudential Financial, Inc.	11,880	1,033,560

Reinsurance Group of America, Inc.(a)	1,611	229,278

RenaissanceRe Holdings Ltd.(a)	2,506	539,818

RLI Corp.(a)	1,432	199,120

Ryan Specialty Holdings, Inc., Class A* (a)	2,685	109,709

Safety Insurance Group, Inc.	1,611	117,748

Selective Insurance Group, Inc.(a)	3,759	362,105

SiriusPoint Ltd.*	14,580	126,700

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	101

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Insurance – (continued)

Stewart Information Services Corp.(a)	6,660	$277,389

Travelers Cos., Inc. (The)	7,876	1,426,659

Trupanion, Inc.* (a)	537	18,854

Unum Group	6,086	256,829

W R Berkley Corp.	4,860	286,351

White Mountains Insurance Group Ltd.(a)	537	769,059

Willis Towers Watson plc	2,880	667,008
		34,676,833

Interactive Media & Services – 3.7%

Alphabet, Inc., Class A*	157,520	16,908,197

Alphabet, Inc., Class C*	136,219	14,741,620

Bumble, Inc., Class A*	537	9,779

Cars.com, Inc.*	6,981	136,618

fuboTV, Inc.* (a)	10,382	11,836

IAC, Inc.*	19,153	991,551

Match Group, Inc.*	5,549	204,758

MediaAlpha, Inc., Class A* (a)	2,520	18,648

Meta Platforms, Inc., Class A*	72,316	17,378,981

Nextdoor Holdings, Inc.* (a)	45,287	95,556

Pinterest, Inc., Class A*	17,363	399,349

QuinStreet, Inc.* (a)	1,620	17,998

Snap, Inc., Class A* (a)	17,721	154,350

TripAdvisor, Inc.*	5,940	105,316

Vimeo, Inc.*	57,280	188,451

Yelp, Inc.*	4,833	144,603

Ziff Davis, Inc.*	2,327	170,197

ZipRecruiter, Inc., Class A* (a)	7,518	127,355

ZoomInfo Technologies, Inc., Class A*	4,475	98,047
		51,903,210

IT Services – 1.1%

Accenture plc, Class A	16,647	4,665,988

Akamai Technologies, Inc.*	3,600	295,092

Cloudflare, Inc., Class A* (a)	6,480	304,884

Cognizant Technology Solutions Corp., Class A	17,005	1,015,369

Investments	Shares	Value

IT Services – (continued)

Cyxtera Technologies, Inc.* (a)	44,571	$14,494

DigitalOcean Holdings, Inc.* (a)	2,506	79,039

DXC Technology Co.*	9,845	234,803

Edgio, Inc.* (a)	3,600	2,380

EPAM Systems, Inc.*	1,432	404,454

Gartner, Inc.*	2,148	649,684

GoDaddy, Inc., Class A*	4,140	313,315

Grid Dynamics Holdings, Inc.* (a)	7,876	85,612

International Business Machines Corp.	28,998	3,665,637

Kyndryl Holdings, Inc.*	50,836	735,089

MongoDB, Inc.* (a)	1,620	388,735

Okta, Inc.*	3,420	234,373

Perficient, Inc.*	2,506	162,690

Snowflake, Inc., Class A* (a)	6,981	1,033,746

Squarespace, Inc., Class A* (a)	1,800	55,980

Thoughtworks Holding, Inc.* (a)	11,635	72,486

Tucows, Inc., Class A* (a)	180	4,030

Twilio, Inc., Class A* (a)	4,654	244,847

VeriSign, Inc.*	2,520	558,936
		15,221,663

Leisure Products – 0.3%

Acushnet Holdings Corp.	1,080	54,140

Brunswick Corp.(a)	16,740	1,419,384

Hasbro, Inc.	5,549	328,612

Johnson Outdoors, Inc., Class A(a)	2,327	134,966

Latham Group, Inc.* (a)	29,893	72,042

Malibu Boats, Inc., Class A* (a)	3,960	224,730

MasterCraft Boat Holdings, Inc.* (a)	3,043	89,069

Mattel, Inc.* (a)	6,802	122,436

Peloton Interactive, Inc., Class A* (a)	10,561	93,782

Polaris, Inc.(a)	11,635	1,264,143

Smith & Wesson Brands, Inc.	8,100	97,362

Sturm Ruger & Co., Inc.	179	10,303

See Accompanying Notes to the Financial Statements.

102	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Leisure Products – (continued)

Topgolf Callaway Brands Corp.*	5,040	$111,737

Vista Outdoor, Inc.* (a)	11,520	277,632

YETI Holdings, Inc.* (a)	4,475	176,539
		4,476,877

Life Sciences Tools & Services – 1.4%

10X Genomics, Inc., Class A* (a)	5,012	262,779

AbCellera Biologics, Inc.* (a)	14,220	96,412

Agilent Technologies, Inc.	7,740	1,048,228

Avantor, Inc.* (a)	21,480	418,430

Azenta, Inc.* (a)	2,327	101,201

Bionano Genomics, Inc.* (a)	15,660	10,772

Bio-Rad Laboratories, Inc., Class A*	716	322,766

Bio-Techne Corp.	5,012	400,359

Bruker Corp.	2,520	199,408

Charles River Laboratories International, Inc.* (a)	1,260	239,551

CryoPort, Inc.* (a)	1,620	34,085

Danaher Corp.	17,184	4,071,061

Illumina, Inc.*	4,475	919,881

IQVIA Holdings, Inc.*	5,191	977,102

Medpace Holdings, Inc.* (a)	1,080	216,151

Mettler-Toledo International, Inc.*	540	805,410

OmniAb, Inc.* ‡ (a)	562	239

Pacific Biosciences of California, Inc.*	1,611	17,077

PerkinElmer, Inc.	3,759	490,512

Repligen Corp.* (a)	1,440	218,347

Seer, Inc.*	14,857	49,622

Sotera Health Co.* (a)	25,597	429,262

Syneos Health, Inc.*	25,239	990,883

Thermo Fisher Scientific, Inc.	10,203	5,661,645

Waters Corp.* (a)	1,620	486,583

West Pharmaceutical Services, Inc.	2,148	775,944
		19,243,710

Investments	Shares	Value

Machinery – 2.0%

AGCO Corp.	2,520	$312,329

Alamo Group, Inc.	360	63,623

Albany International Corp., Class A	2,160	197,014

Allison Transmission Holdings, Inc.(a)	19,153	934,475

Astec Industries, Inc.	1,620	66,874

Barnes Group, Inc.	1,440	60,523

Caterpillar, Inc.	13,962	3,054,886

Chart Industries, Inc.* (a)	1,611	214,424

CIRCOR International, Inc.*	2,520	70,157

Columbus McKinnon Corp.	540	18,743

Cummins, Inc.	4,500	1,057,680

Deere & Co.	7,339	2,774,289

Desktop Metal, Inc., Class A* (a)	84,667	186,267

Donaldson Co., Inc.	6,981	443,643

Douglas Dynamics, Inc.	360	10,552

Dover Corp.	3,600	526,176

Energy Recovery, Inc.* (a)	179	4,033

Enerpac Tool Group Corp.(a)	5,040	119,750

EnPro Industries, Inc.	1,260	118,780

Esab Corp.(a)	10,382	605,893

Evoqua Water Technologies Corp.*	5,400	267,030

Federal Signal Corp.(a)	1,800	92,484

Flowserve Corp.	7,200	240,408

Fortive Corp.(a)	8,640	545,098

Franklin Electric Co., Inc.	1,253	112,106

Gates Industrial Corp. plc* (a)	17,100	230,337

Gorman-Rupp Co. (The)	1,620	39,771

Graco, Inc.	5,426	430,227

Greenbrier Cos., Inc. (The)	7,160	189,382

Helios Technologies, Inc.(a)	2,685	161,476

Hillenbrand, Inc.	16,560	755,467

Hyster-Yale Materials Handling, Inc.	2,327	122,540

IDEX Corp.(a)	2,148	443,175

Illinois Tool Works, Inc.(a)	7,560	1,829,066

Ingersoll Rand, Inc.	9,487	540,949

ITT, Inc.	4,680	395,179

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	103

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Machinery – (continued)

John Bean Technologies Corp.(a)	1,440	$156,542

Kadant, Inc.	360	66,899

Kennametal, Inc.(a)	5,040	130,838

Lincoln Electric Holdings, Inc.(a)	1,969	330,398

Lindsay Corp.(a)	360	43,466

Luxfer Holdings plc(a)	6,265	95,541

Middleby Corp. (The)* (a)	1,800	253,584

Mueller Industries, Inc.(a)	13,593	976,657

Mueller Water Products, Inc., Class A(a)	5,220	69,948

Nordson Corp.(a)	1,260	272,551

Oshkosh Corp.(a)	14,580	1,115,662

Otis Worldwide Corp.	10,980	936,594

PACCAR, Inc.	16,110	1,203,256

Parker-Hannifin Corp.	3,240	1,052,611

Pentair plc	4,833	280,701

RBC Bearings, Inc.* (a)	1,074	243,809

REV Group, Inc.	6,840	73,393

Shyft Group, Inc. (The)	4,833	121,212

Snap-on, Inc.	1,620	420,244

SPX Technologies, Inc.* (a)	1,440	91,699

Standex International Corp.	180	22,106

Stanley Black & Decker, Inc.	3,759	324,552

Tennant Co.	2,148	164,150

Terex Corp.(a)	14,220	634,070

Timken Co. (The)(a)	4,117	316,391

Titan International, Inc.*	11,456	111,811

Toro Co. (The)(a)	3,240	337,802

Trinity Industries, Inc.(a)	2,880	68,976

Wabash National Corp.	8,592	220,557

Watts Water Technologies, Inc., Class A	900	145,557

Westinghouse Air Brake Technologies Corp.	4,860	474,676

Xylem, Inc.(a)	5,220	542,045
		28,533,104

Marine Transportation – 0.1%

Eagle Bulk Shipping, Inc.(a)	1,074	48,029

Genco Shipping & Trading Ltd.(a)	5,580	85,988

Investments	Shares	Value

Marine Transportation – (continued)

Kirby Corp.* (a)	4,117	$295,765

Matson, Inc.(a)	7,160	487,095
		916,877

Media – 1.1%

Altice USA, Inc., Class A* (a)	27,924	97,734

AMC Networks, Inc., Class A*	10,024	177,325

Cable One, Inc.(a)	358	271,511

Charter Communications, Inc., Class A*	3,580	1,319,946

Clear Channel Outdoor Holdings, Inc.* (a)	125,658	159,586

Comcast Corp., Class A	135,503	5,605,759

DISH Network Corp., Class A* (a)	60,144	451,681

EW Scripps Co. (The), Class A* (a)	14,220	119,875

Fox Corp., Class A(a)	11,814	392,934

Fox Corp., Class B(a)	1,969	60,133

Gray Television, Inc.(a)	12,172	93,846

iHeartMedia, Inc., Class A* (a)	12,709	44,100

Integral Ad Science Holding Corp.* (a)	7,160	112,627

Interpublic Group of Cos., Inc. (The)(a)	10,980	392,315

John Wiley & Sons, Inc., Class A(a)	7,697	296,873

Liberty Broadband Corp., Class A*	1,432	121,047

Liberty Broadband Corp., Class C* (a)	4,475	379,391

Liberty Media Corp-Liberty SiriusXM, Class A*	1,980	55,638

Liberty Media Corp-Liberty SiriusXM, Class C*	4,680	130,759

Magnite, Inc.* (a)	29,160	274,104

New York Times Co. (The), Class A(a)	9,720	386,370

News Corp., Class A(a)	9,360	164,830

News Corp., Class B(a)	3,060	54,315

Nexstar Media Group, Inc., Class A(a)	8,771	1,521,330

See Accompanying Notes to the Financial Statements.

104	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Media – (continued)

Omnicom Group, Inc.	6,840	$619,499

Paramount Global, Class A(a)	3,938	104,200

Paramount Global, Class B(a)	12,351	288,149

PubMatic, Inc., Class A* (a)	8,055	110,031

Scholastic Corp.(a)	720	27,698

Sinclair Broadcast Group, Inc., Class A(a)	5,012	99,689

Sirius XM Holdings, Inc.(a)	29,486	112,047

Stagwell, Inc.* (a)	25,418	158,100

TechTarget, Inc.* (a)	1,080	36,817

TEGNA, Inc.	50,213	858,642

Thryv Holdings, Inc.* (a)	3,938	88,447

Trade Desk, Inc. (The), Class A*	10,980	706,453

WideOpenWest, Inc.* (a)	6,480	74,066
		15,967,867

Metals & Mining –0.9%

Alcoa Corp.(a)	7,020	260,723

Alpha Metallurgical Resources, Inc.(a)	3,420	501,235

Arconic Corp.*	22,196	549,351

ATI, Inc.* (a)	8,055	311,084

Carpenter Technology Corp.(a)	4,296	226,571

Century Aluminum Co.* (a)	9,720	83,495

Cleveland-Cliffs, Inc.* (a)	18,360	282,377

Coeur Mining, Inc.* (a)	6,660	22,644

Commercial Metals Co.	27,924	1,303,772

Compass Minerals International, Inc.(a)	900	29,457

Freeport-McMoRan, Inc.	47,256	1,791,475

Hecla Mining Co.(a)	14,400	87,120

Kaiser Aluminum Corp.	1,260	82,807

Materion Corp.	540	58,487

MP Materials Corp.* (a)	1,969	42,668

Newmont Corp.	19,153	907,852

Nucor Corp.	8,771	1,299,687

Piedmont Lithium, Inc.* (a)	3,240	186,300

Investments	Shares	Value

Metals & Mining – (continued)

Reliance Steel & Aluminum Co.(a)	2,148	$532,274

Royal Gold, Inc.(a)	3,580	474,135

Ryerson Holding Corp.	2,864	108,173

Schnitzer Steel Industries, Inc., Class A	3,401	98,255

Southern Copper Corp.(a)	1,800	138,294

Steel Dynamics, Inc.(a)	6,086	632,640

SunCoke Energy, Inc.	9,845	76,594

TimkenSteel Corp.* (a)	9,000	150,660

United States Steel Corp.(a)	49,046	1,122,173

Warrior Met Coal, Inc.(a)	9,540	329,798

Worthington Industries, Inc.	7,876	467,756
		12,157,857

Mortgage Real Estate Investment Trusts (REITs) –0.6%

AGNC Investment Corp.(a)	135,861	1,346,382

Annaly Capital Management, Inc.(a)	13,962	278,961

Apollo Commercial Real Estate Finance, Inc.(a)	21,838	221,001

Arbor Realty Trust, Inc.(a)	36,713	421,098

Ares Commercial Real Estate Corp.(a)	19,153	164,907

ARMOUR Residential REIT, Inc.(a)	43,318	220,922

Blackstone Mortgage Trust, Inc., Class A(a)	38,485	701,966

BrightSpire Capital, Inc.	33,294	189,776

Broadmark Realty Capital, Inc.(a)	18,258	89,647

Chimera Investment Corp.(a)	38,843	220,628

Claros Mortgage Trust, Inc.(a)	25,239	301,858

Dynex Capital, Inc.(a)	16,110	191,065

Ellington Financial, Inc.(a)	15,480	197,680

Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	1,969	55,880

Invesco Mortgage Capital, Inc.(a)	1,612	17,099

KKR Real Estate Finance Trust, Inc.	7,518	80,743

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	105

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Mortgage Real Estate Investment Trusts (REITs) – (continued)

Ladder Capital Corp.(a)	32,936	$307,952

MFA Financial, Inc.(a)	19,260	205,889

New York Mortgage Trust, Inc.(a)	14,007	143,992

PennyMac Mortgage Investment Trust(a)	25,418	315,946

Ready Capital Corp.(a)	28,103	301,545

Redwood Trust, Inc.(a)	22,196	139,391

Rithm Capital Corp.(a)	96,481	787,285

Starwood Property Trust, Inc.(a)	66,946	1,197,664

TPG RE Finance Trust, Inc.(a)	23,807	169,744

Two Harbors Investment Corp.	25,955	361,553
		8,630,574

Multi-Utilities – 0.6%

Ameren Corp.	6,300	560,511

Avista Corp.	2,700	118,989

Black Hills Corp.(a)	4,275	279,115

CenterPoint Energy, Inc.	18,258	556,321

CMS Energy Corp.	7,920	493,099

Consolidated Edison, Inc.	10,024	987,063

Dominion Energy, Inc.	27,208	1,554,665

DTE Energy Co.	5,549	623,763

NiSource, Inc.	12,805	364,430

NorthWestern Corp.(a)	4,117	241,339

Public Service Enterprise Group, Inc.	13,783	871,086

Sempra Energy	9,845	1,530,799

Unitil Corp.	2,148	119,407

WEC Energy Group, Inc.(a)	8,280	796,288
		9,096,875

Office REITs – 0.2%

Alexandria Real Estate Equities, Inc., REIT(a)	4,296	533,477

Boston Properties, Inc., REIT	3,420	182,491

Brandywine Realty Trust, REIT(a)	21,480	84,417

City Office REIT, Inc., REIT(a)	6,300	36,666

Corporate Office Properties Trust, REIT	3,043	69,654

Investments	Shares	Value

Office REITs – (continued)

Cousins Properties, Inc., REIT	4,296	$93,696

Douglas Emmett, Inc., REIT(a)	3,580	46,110

Easterly Government Properties, Inc., REIT(a)	9,845	138,519

Equity Commonwealth, REIT	2,327	48,216

Highwoods Properties, Inc., REIT(a)	8,055	184,621

Hudson Pacific Properties, Inc., REIT(a)	36,516	203,029

JBG SMITH Properties, REIT(a)	716	10,217

Kilroy Realty Corp., REIT	7,160	209,358

Office Properties Income Trust, REIT(a)	16,468	107,371

Orion Office REIT, Inc., REIT(a)	21,659	132,986

Paramount Group, Inc., REIT(a)	21,480	93,008

Piedmont Office Realty Trust, Inc., Class A, REIT(a)	14,857	96,719

SL Green Realty Corp., REIT(a)	895	21,185

Vornado Realty Trust, REIT(a)	11,456	171,955
		2,463,695

Oil, Gas & Consumable Fuels – 4.8%

Antero Midstream Corp.(a)	76,306	821,053

Antero Resources Corp.*	10,561	242,797

APA Corp.(a)	11,993	441,942

Arch Resources, Inc.	4,140	506,115

Berry Corp.	12,420	94,889

California Resources Corp.(a)	15,036	608,958

Callon Petroleum Co.* (a)	10,440	345,982

Cheniere Energy, Inc.	8,100	1,239,300

Chesapeake Energy Corp.(a)	3,798	314,019

Chevron Corp.	57,996	9,776,966

Chord Energy Corp.(a)	8,771	1,248,376

Civitas Resources, Inc.	12,351	852,842

Clean Energy Fuels Corp.* (a)	3,060	13,066

CNX Resources Corp.* (a)	42,602	661,609

Comstock Resources, Inc.(a)	17,280	198,720

See Accompanying Notes to the Financial Statements.

106	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Oil, Gas & Consumable Fuels – (continued)

ConocoPhillips	40,633	$4,180,729

CONSOL Energy, Inc.	6,265	371,765

Coterra Energy, Inc.(a)	26,101	668,184

Crescent Energy Co., Class A(a)	2,700	31,374

CVR Energy, Inc.(a)	8,413	221,598

Delek US Holdings, Inc.	12,530	272,528

Denbury, Inc.*	3,401	317,585

Devon Energy Corp.	20,048	1,071,165

Diamondback Energy, Inc.(a)	6,120	870,264

Dorian LPG Ltd.	8,100	179,982

DT Midstream, Inc.(a)	6,265	308,677

Earthstone Energy, Inc., Class A* (a)	6,120	82,987

Enviva, Inc.(a)	2,506	53,879

EOG Resources, Inc.	18,437	2,202,668

EQT Corp.(a)	11,700	407,628

Equitrans Midstream Corp.	87,531	450,785

Excelerate Energy, Inc., Class A(a)	3,780	81,270

Exxon Mobil Corp.	134,608	15,929,511

Gevo, Inc.* (a)	43,318	50,249

Green Plains, Inc.* (a)	4,860	166,066

Hess Corp.	7,697	1,116,527

HF Sinclair Corp.	5,907	260,558

International Seaways, Inc.(a)	3,600	143,352

Kinder Morgan, Inc.	59,607	1,022,260

Kosmos Energy Ltd.* (a)	94,126	602,406

Magnolia Oil & Gas Corp., Class A(a)	33,831	714,511

Marathon Oil Corp.	23,628	570,853

Marathon Petroleum Corp.	15,394	1,878,068

Matador Resources Co.(a)	5,012	245,738

Murphy Oil Corp.	6,623	243,130

New Fortress Energy, Inc.(a)	2,520	76,331

NextDecade Corp.* (a)	3,240	20,185

Northern Oil and Gas, Inc.(a)	17,721	587,806

Occidental Petroleum Corp.(a)	24,881	1,530,928

ONEOK, Inc.(a)	13,425	878,129

Investments	Shares	Value

Oil, Gas & Consumable Fuels – (continued)

Ovintiv, Inc.(a)	9,500	$342,760

Par Pacific Holdings, Inc.*	10,740	251,638

PBF Energy, Inc., Class A(a)	24,902	868,084

PDC Energy, Inc.(a)	21,480	1,397,274

Peabody Energy Corp.* (a)	25,020	600,980

Permian Resources Corp.(a)	41,528	433,968

Phillips 66	14,678	1,453,122

Pioneer Natural Resources Co.	7,518	1,635,541

Range Resources Corp.	10,919	288,808

Ranger Oil Corp.	5,220	215,064

SilverBow Resources, Inc.* (a)	1,074	25,615

SM Energy Co.(a)	25,418	713,737

Southwestern Energy Co.* (a)	44,034	228,536

Talos Energy, Inc.* (a)	11,277	153,706

Targa Resources Corp.	6,802	513,755

Tellurian, Inc.* (a)	15,300	21,726

Texas Pacific Land Corp.(a)	180	265,977

Uranium Energy Corp.* (a)	3,420	8,926

VAALCO Energy, Inc.(a)	13,246	56,693

Valero Energy Corp.	12,240	1,403,561

Vital Energy, Inc.* (a)	2,864	133,262

W&T Offshore, Inc.* (a)	29,893	130,632

Williams Cos., Inc. (The)	33,294	1,007,476

World Fuel Services Corp.(a)	12,780	302,119
		67,629,270

Paper & Forest Products – 0.1%

Clearwater Paper Corp.*	2,340	84,474

Louisiana-Pacific Corp.	17,184	1,026,572

Mercer International, Inc.(a)	10,080	98,079

Sylvamo Corp.(a)	6,120	280,418
		1,489,543

Passenger Airlines – 0.3%

Alaska Air Group, Inc.* (a)	27,360	1,189,066

Allegiant Travel Co.* (a)	1,432	148,799

American Airlines Group, Inc.* (a)	26,850	366,234

Delta Air Lines, Inc.*	19,620	673,162

Frontier Group Holdings, Inc.* (a)	7,422	70,435

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	107

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Passenger Airlines – (continued)

Hawaiian Holdings, Inc.* (a)	10,203	$84,991

JetBlue Airways Corp.* (a)	67,486	481,850

SkyWest, Inc.* (a)	14,857	420,453

Southwest Airlines Co.(a)	17,184	520,503

Spirit Airlines, Inc.	24,881	425,465

United Airlines Holdings, Inc.*	7,160	313,608
		4,694,566

Personal Care Products – 0.3%

BellRing Brands, Inc.*	5,040	181,389

Coty, Inc., Class A* (a)	21,240	252,119

Edgewell Personal Care Co.	4,487	195,947

elf Beauty, Inc.*(a)	1,790	166,040

Estee Lauder Cos., Inc. (The), Class A	6,265	1,545,701

Herbalife Ltd.* (a)	22,375	332,492

Inter Parfums, Inc.	540	81,967

Medifast, Inc.(a)	2,864	262,486

Nu Skin Enterprises, Inc., Class A(a)	12,709	501,497

Olaplex Holdings, Inc.*	12,530	46,361

USANA Health Sciences, Inc.*	1,611	106,922

Veru, Inc.* (a)	180	229
		3,673,150

Pharmaceuticals – 3.4%

Aclaris Therapeutics, Inc.* (a)	720	6,401

Amphastar Pharmaceuticals, Inc.*	1,080	38,632

ANI Pharmaceuticals, Inc.*	180	6,790

Arvinas, Inc.* (a)	179	4,691

Axsome Therapeutics, Inc.*	1,800	128,754

Bristol-Myers Squibb Co.	68,915	4,601,454

Cara Therapeutics, Inc.* (a)	1,080	4,536

Cassava Sciences, Inc.* (a)	3,759	87,284

Catalent, Inc.* (a)	4,833	242,230

Collegium Pharmaceutical, Inc.*	9,900	230,373

Corcept Therapeutics, Inc.*	4,375	98,569

Investments	Shares	Value

Pharmaceuticals – (continued)

Elanco Animal Health, Inc.*	105,789	$1,001,822

Eli Lilly & Co.	20,585	8,148,778

Evolus, Inc.* (a)	1,980	17,305

Harmony Biosciences Holdings, Inc.* (a)	720	23,213

Innoviva, Inc.* (a)	18,974	222,565

Intra-Cellular Therapies, Inc.*	3,043	189,122

Jazz Pharmaceuticals plc* (a)	1,800	252,846

Johnson & Johnson	68,378	11,193,479

Ligand Pharmaceuticals, Inc.* (a)	720	54,972

Merck & Co., Inc.	83,056	9,590,476

NGM Biopharmaceuticals, Inc.*	1,440	6,494

Organon & Co.	8,771	216,030

Pacira BioSciences, Inc.* (a)	3,938	178,431

Perrigo Co. plc	6,623	246,309

Pfizer, Inc.	182,938	7,114,459

Prestige Consumer Healthcare, Inc.*	12,172	748,943

Reata Pharmaceuticals, Inc., Class A* (a)	2,160	213,538

Revance Therapeutics, Inc.*	3,060	97,400

Royalty Pharma plc, Class A	11,456	402,678

Scilex Holding Co.*	14,036	101,621

Supernus Pharmaceuticals, Inc.* (a)	4,654	171,546

Tilray Brands, Inc.*	119,679	281,246

Viatris, Inc.	36,893	344,212

Zoetis, Inc.	12,709	2,233,988
		48,501,187

Professional Services – 1.1%

Alight, Inc., Class A*	64,977	601,037

ASGN, Inc.*	3,240	231,952

Automatic Data Processing, Inc.	10,919	2,402,180

Barrett Business Services, Inc.	900	75,249

Booz Allen Hamilton Holding Corp.	3,240	310,133

Broadridge Financial Solutions, Inc.(a)	2,506	364,398

See Accompanying Notes to the Financial Statements.

108	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Professional Services – (continued)

CACI International, Inc., Class A* (a)	1,432	$448,674

CBIZ, Inc.*	1,800	94,842

Ceridian HCM Holding, Inc.* (a)	5,012	318,162

Clarivate plc* (a)	8,280	73,361

Concentrix Corp.(a)	1,611	155,478

Conduent, Inc.*	46,613	163,612

CoStar Group, Inc.*	10,561	812,669

CSG Systems International, Inc.	2,880	151,718

Dun & Bradstreet Holdings, Inc.	52,805	589,832

Equifax, Inc.(a)	3,401	708,700

ExlService Holdings, Inc.*	1,253	223,510

Exponent, Inc.	1,969	181,246

First Advantage Corp.* (a)	720	9,259

Forrester Research, Inc.*	2,864	88,612

FTI Consulting, Inc.* (a)	1,253	226,167

Genpact Ltd.(a)	3,780	168,399

Heidrick & Struggles International, Inc.(a)	2,685	67,420

Huron Consulting Group, Inc.*	540	45,787

ICF International, Inc.(a)	540	61,560

Insperity, Inc.(a)	1,253	153,442

Jacobs Solutions, Inc.	3,759	434,014

KBR, Inc.(a)	8,234	467,115

Kelly Services, Inc., Class A(a)	7,920	129,967

Kforce, Inc.	360	21,290

Korn Ferry(a)	10,382	498,544

Legalzoom.com, Inc.*	13,425	125,927

Leidos Holdings, Inc.	3,780	352,523

ManpowerGroup, Inc.	10,382	786,021

Maximus, Inc.(a)	3,759	314,440

NV5 Global, Inc.* (a)	179	16,957

Paychex, Inc.	8,100	889,866

Paycom Software, Inc.*	1,260	365,866

Paylocity Holding Corp.*	1,080	208,753

Planet Labs PBC* (a)	11,340	46,267

Investments	Shares	Value

Professional Services – (continued)

Resources Connection, Inc.(a)	5,760	$84,038

Robert Half International, Inc.	3,600	262,800

Science Applications International Corp.(a)	3,401	347,004

SS&C Technologies Holdings, Inc.	5,580	326,653

Sterling Check Corp.* (a)	720	8,093

TransUnion	3,759	258,657

TriNet Group, Inc.* (a)	1,969	182,684

TrueBlue, Inc.* (a)	7,876	119,321

TTEC Holdings, Inc.	2,685	91,478

Verisk Analytics, Inc.	3,960	768,676

Verra Mobility Corp.* (a)	10,800	183,060
		16,017,413

Real Estate Management & Development – 0.2%

Anywhere Real Estate, Inc.* (a)	13,604	86,657

CBRE Group, Inc., Class A* (a)	10,440	800,330

Compass, Inc., Class A*	80,550	188,487

Cushman & Wakefield plc* (a)	35,263	347,341

DigitalBridge Group, Inc.	537	6,675

eXp World Holdings, Inc.(a)	2,700	31,563

Forestar Group, Inc.* (a)	8,820	170,579

Howard Hughes Corp. (The)* (a)	2,148	166,191

Jones Lang LaSalle, Inc.*	1,969	273,770

Kennedy-Wilson Holdings, Inc.(a)	2,148	36,043

Newmark Group, Inc., Class A	20,764	131,644

Opendoor Technologies, Inc.* (a)	56,385	77,811

Redfin Corp.*	32,936	245,373

RMR Group, Inc. (The), Class A	5,907	140,291

Seritage Growth Properties, Class A, REIT* (a)	14,040	105,160

St Joe Co. (The)(a)	540	22,194

WeWork, Inc.* (a)	91,827	38,705

Zillow Group, Inc., Class A*	540	23,101

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	109

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Real Estate Management & Development – (continued)

Zillow Group, Inc., Class C* (a)	6,981	$303,953
		3,195,868

Residential REITs – 0.3%

American Homes 4 Rent, Class A, REIT	6,480	215,525

Apartment Income REIT Corp., REIT	6,802	251,538

AvalonBay Communities, Inc., REIT	3,401	613,438

Camden Property Trust, REIT	3,222	354,581

Equity LifeStyle Properties, Inc., REIT(a)	4,680	322,452

Equity Residential, REIT	7,697	486,835

Essex Property Trust, Inc., REIT(a)	1,432	314,653

Independence Realty Trust, Inc., REIT	13,246	220,546

Invitation Homes, Inc., REIT(a)	13,680	456,502

Mid-America Apartment Communities, Inc., REIT	2,880	442,944

NexPoint Residential Trust, Inc., REIT	2,864	122,952

Sun Communities, Inc., REIT	2,685	373,027

UDR, Inc., REIT	10,024	414,292

UMH Properties, Inc., REIT(a)	6,430	97,736
		4,687,021

Retail REITs – 0.4%

Acadia Realty Trust, REIT(a)	10,203	137,843

Agree Realty Corp., REIT(a)	5,040	342,670

Alexander’s, Inc., REIT	180	33,493

Brixmor Property Group, Inc., REIT(a)	10,980	234,203

CBL & Associates Properties, Inc., REIT(a)	3,938	91,086

Federal Realty Investment Trust, REIT	1,800	178,002

Getty Realty Corp., REIT(a)	180	5,999

InvenTrust Properties Corp., REIT(a)	2,880	64,944

Investments	Shares	Value

Retail REITs – (continued)

Kimco Realty Corp., REIT	19,080	$366,145

Kite Realty Group Trust, REIT(a)	48,509	1,005,106

Macerich Co. (The), REIT(a)	51,194	511,428

National Retail Properties, Inc., REIT(a)	3,060	133,110

Necessity Retail REIT, Inc. (The), REIT(a)	25,380	139,844

NETSTREIT Corp., REIT(a)	6,104	111,215

Phillips Edison & Co., Inc., REIT	3,401	107,268

Realty Income Corp., REIT	15,394	967,359

Regency Centers Corp., REIT	2,880	176,918

Retail Opportunity Investments Corp., REIT	3,960	51,599

RPT Realty, REIT	9,000	83,700

Simon Property Group, Inc., REIT	7,876	892,508

SITE Centers Corp., REIT(a)	5,220	64,415

Spirit Realty Capital, Inc., REIT	8,280	318,449

Tanger Factory Outlet Centers, Inc., REIT(a)	9,180	180,020

Urban Edge Properties, REIT	4,860	71,296

Urstadt Biddle Properties, Inc., Class A, REIT(a)	5,220	89,888

Whitestone REIT, REIT(a)	3,222	28,837
		6,387,345

Semiconductors & Semiconductor Equipment – 5.0%

Advanced Micro Devices, Inc.*	41,933	3,747,552

Allegro MicroSystems, Inc.*	1,790	64,028

Alpha & Omega Semiconductor Ltd.* (a)	5,580	133,250

Ambarella, Inc.*	895	55,472

Amkor Technology, Inc.	19,800	442,926

Analog Devices, Inc.	13,680	2,460,758

Applied Materials, Inc.	27,745	3,136,017

Axcelis Technologies, Inc.* (a)	1,080	127,764

Broadcom, Inc.	13,604	8,522,906

Cirrus Logic, Inc.* (a)	2,148	184,277

Cohu, Inc.*	1,260	42,638

See Accompanying Notes to the Financial Statements.

110	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Semiconductors & Semiconductor Equipment – (continued)

Credo Technology Group Holding Ltd.* (a)	6,086	$49,357

Diodes, Inc.* (a)	9,720	774,684

Enphase Energy, Inc.*	3,420	561,564

Entegris, Inc.(a)	4,117	308,446

First Solar, Inc.*	2,327	424,864

FormFactor, Inc.*	2,340	63,905

Ichor Holdings Ltd.* (a)	7,920	220,572

Impinj, Inc.* (a)	1,440	127,310

indie Semiconductor, Inc., Class A* (a)	9,666	73,172

Intel Corp.	136,219	4,230,962

KLA Corp.	3,780	1,461,121

Kulicke & Soffa Industries, Inc.(a)	11,277	537,462

Lam Research Corp.	4,475	2,345,258

Lattice Semiconductor Corp.*	6,086	485,054

MACOM Technology Solutions Holdings, Inc.*	1,440	84,010

Magnachip Semiconductor Corp.*	5,220	46,354

Marvell Technology, Inc.(a)	21,780	859,874

MaxLinear, Inc.*	18,258	440,566

Microchip Technology, Inc.	13,425	979,891

Micron Technology, Inc.	29,893	1,923,914

MKS Instruments, Inc.(a)	13,604	1,140,968

Monolithic Power Systems, Inc.	1,253	578,848

Navitas Semiconductor Corp.* (a)	14,320	76,326

NVIDIA Corp.	65,156	18,080,138

NXP Semiconductors NV	8,055	1,318,926

ON Semiconductor Corp.*	13,425	966,063

Onto Innovation, Inc.* (a)	3,240	262,375

PDF Solutions, Inc.*	360	12,978

Photronics, Inc.*	15,660	226,444

Power Integrations, Inc.(a)	2,685	195,414

Qorvo, Inc.*	3,960	364,637

QUALCOMM, Inc.	36,516	4,265,069

Rambus, Inc.* (a)	3,600	159,624

Semtech Corp.* (a)	537	10,466

Investments	Shares	Value

Semiconductors & Semiconductor Equipment – (continued)

Silicon Laboratories, Inc.* (a)	1,969	$274,282

SiTime Corp.* (a)	540	58,574

Skyworks Solutions, Inc.	5,907	625,551

SMART Global Holdings, Inc.* (a)	13,962	215,294

SolarEdge Technologies, Inc.* (a)	1,440	411,307

Synaptics, Inc.* (a)	9,487	840,169

Teradyne, Inc.	3,759	343,497

Texas Instruments, Inc.	23,760	3,972,672

Ultra Clean Holdings, Inc.* (a)	7,876	224,781

Universal Display Corp.	2,700	360,342

Veeco Instruments, Inc.* (a)	1,440	26,525

Wolfspeed, Inc.* (a)	3,600	167,580
		70,094,778

Software – 7.6%

8x8, Inc.* (a)	19,153	54,969

ACI Worldwide, Inc.*	5,220	132,223

Adeia, Inc.(a)	21,838	166,842

Adobe, Inc.*	11,814	4,460,494

Agilysys, Inc.*	360	28,094

Alarm.com Holdings, Inc.* (a)	895	42,683

Alkami Technology, Inc.* (a)	7,518	90,141

Altair Engineering, Inc., Class A* (a)	3,580	247,199

Alteryx, Inc., Class A* (a)	2,685	110,434

American Software, Inc., Class A	7,339	87,628

ANSYS, Inc.* (a)	2,506	786,684

Appfolio, Inc., Class A* (a)	1,611	224,928

Appian Corp., Class A* (a)	2,160	81,108

AppLovin Corp., Class A* (a)	360	6,120

Aspen Technology, Inc.* (a)	900	159,300

Atlassian Corp., Class A*	4,296	634,347

Autodesk, Inc.*	5,370	1,046,022

Bentley Systems, Inc., Class B(a)	6,981	297,111

BILL Holdings, Inc.* (a)	2,160	165,910

Black Knight, Inc.*	3,240	177,034

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	111

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Software – (continued)

Blackbaud, Inc.*	2,880	$199,742

Blackline, Inc.* (a)	2,327	129,637

Blend Labs, Inc., Class A* (a)	53,521	31,690

Box, Inc., Class A*	5,220	138,121

Braze, Inc., Class A* (a)	4,475	131,565

C3.ai, Inc., Class A* (a)	4,654	82,934

Cadence Design Systems, Inc.*	7,020	1,470,339

CCC Intelligent Solutions Holdings, Inc.*	13,067	113,422

Cerence, Inc.*	4,654	118,910

Clear Secure, Inc., Class A(a)	4,296	103,920

Clearwater Analytics Holdings, Inc., Class A* (a)	1,620	24,964

CommVault Systems, Inc.*	2,880	167,818

Confluent, Inc., Class A*	4,117	90,574

Crowdstrike Holdings, Inc., Class A*	5,728	687,646

CS Disco, Inc.*	900	5,292

Datadog, Inc., Class A*	5,549	373,892

Digital Turbine, Inc.* (a)	23,628	277,156

DocuSign, Inc.* (a)	5,370	265,493

Dolby Laboratories, Inc., Class A	2,864	239,688

Domo, Inc., Class B*	6,802	108,016

DoubleVerify Holdings, Inc.* (a)	6,086	179,050

Dropbox, Inc., Class A* (a)	10,919	222,092

Dynatrace, Inc.* (a)	6,802	287,589

Ebix, Inc.(a)	6,265	101,869

Elastic NV*	5,191	297,185

Enfusion, Inc., Class A*	720	6,034

EngageSmart, Inc.* (a)	5,012	86,056

Envestnet, Inc.*	3,043	192,865

EverCommerce, Inc.* (a)	8,950	108,026

Expensify, Inc., Class A* (a)	10,382	78,799

Fair Isaac Corp.*	720	524,124

Five9, Inc.*	4,475	290,159

Fortinet, Inc.*	17,100	1,078,155

Freshworks, Inc., Class A*	13,067	174,575

Gen Digital, Inc.	13,140	232,184

Investments	Shares	Value

Software – (continued)

Gitlab, Inc., Class A* (a)	4,117	$124,992

Guidewire Software, Inc.* (a)	5,191	395,502

HashiCorp, Inc., Class A*	6,086	163,166

HubSpot, Inc.* (a)	1,432	602,800

Informatica, Inc., Class A* (a)	6,623	102,392

Intapp, Inc.*	720	29,030

InterDigital, Inc.(a)	716	48,502

Intuit, Inc.	7,518	3,337,616

LiveRamp Holdings, Inc.*	3,420	82,388

Manhattan Associates, Inc.* (a)	2,148	355,881

Marathon Digital Holdings, Inc.* (a)	27,745	279,392

MeridianLink, Inc.* (a)	5,191	77,554

Microsoft Corp.	196,542	60,389,495

MicroStrategy, Inc., Class A*	360	118,217

Mitek Systems, Inc.* (a)	900	8,118

Model N, Inc.* (a)	720	22,176

nCino, Inc.* (a)	716	17,707

NCR Corp.* (a)	31,862	710,204

New Relic, Inc.*	2,685	191,897

Nutanix, Inc., Class A*	8,771	210,329

ON24, Inc.* (a)	12,709	110,568

OneSpan, Inc.*	1,440	21,226

Oracle Corp.	39,917	3,780,938

PagerDuty, Inc.* (a)	4,475	134,518

Palantir Technologies, Inc., Class A* (a)	48,867	378,719

Palo Alto Networks, Inc.*	8,055	1,469,715

Pegasystems, Inc.	716	32,664

PowerSchool Holdings, Inc., Class A*	2,160	45,101

Procore Technologies, Inc.* (a)	3,222	172,087

Progress Software Corp.(a)	716	39,294

PTC, Inc.*	2,340	294,349

Qualtrics International, Inc., Class A*	6,623	118,750

Qualys, Inc.*	1,440	162,634

Rapid7, Inc.* (a)	3,043	147,920

RingCentral, Inc., Class A*	2,340	64,490

See Accompanying Notes to the Financial Statements.

112	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Software – (continued)

Riot Platforms, Inc.* (a)	29,160	$348,754

Roper Technologies, Inc.	2,685	1,221,084

Salesforce, Inc.*	25,955	5,148,693

Samsara, Inc., Class A* (a)	8,413	151,855

SentinelOne, Inc., Class A* (a)	5,191	83,419

ServiceNow, Inc.*	5,370	2,467,085

Smartsheet, Inc., Class A* (a)	6,444	263,366

SolarWinds Corp.*	18,079	155,841

Splunk, Inc.*	4,654	401,361

Sprinklr, Inc., Class A*	9,845	117,746

Sprout Social, Inc., Class A* (a)	2,340	115,268

SPS Commerce, Inc.*	1,253	184,567

Synopsys, Inc.*	3,938	1,462,258

Tenable Holdings, Inc.* (a)	5,549	205,257

Teradata Corp.*	3,043	117,795

Tyler Technologies, Inc.*	1,253	474,925

UiPath, Inc., Class A*	16,289	229,349

Unity Software, Inc.* (a)	8,234	222,071

Varonis Systems, Inc.*	2,148	49,748

Verint Systems, Inc.*	1,980	72,250

VMware, Inc., Class A*	6,086	760,933

Workday, Inc., Class A*	5,728	1,066,210

Workiva, Inc.* (a)	3,043	284,277

Yext, Inc.*	12,172	106,870

Zoom Video Communications, Inc., Class A* (a)	4,654	285,895

Zscaler, Inc.*	1,800	162,180
		108,018,240

Specialized REITs – 1.0%

American Tower Corp., REIT	12,172	2,487,835

Crown Castle, Inc., REIT	11,340	1,395,841

CubeSmart, REIT(a)	7,020	319,340

Digital Realty Trust, Inc., REIT	8,234	816,401

EPR Properties, REIT(a)	5,400	226,584

Equinix, Inc., REIT	2,340	1,694,347

Extra Space Storage, Inc., REIT(a)	3,240	492,610

Investments	Shares	Value

Specialized REITs – (continued)

Four Corners Property Trust, Inc., REIT(a)	1,620	$41,326

Gaming and Leisure Properties, Inc., REIT	7,020	365,040

Iron Mountain, Inc., REIT(a)	7,200	397,728

Lamar Advertising Co., Class A, REIT(a)	2,880	304,358

Life Storage, Inc., REIT	2,700	362,826

National Storage Affiliates Trust, REIT	2,148	82,805

Outfront Media, Inc., REIT(a)	9,129	152,089

PotlatchDeltic Corp., REIT	16,826	777,866

Public Storage, REIT	3,960	1,167,527

Rayonier, Inc., REIT(a)	8,640	270,950

Safehold, Inc., REIT(a)	1,376	38,143

SBA Communications Corp., REIT	2,700	704,403

Uniti Group, Inc., REIT(a)	66,230	226,507

VICI Properties, Inc., REIT	27,566	935,590

Weyerhaeuser Co., REIT	21,480	642,467
		13,902,583

Specialty Retail – 2.8%

Abercrombie & Fitch Co., Class A*	5,012	117,982

Academy Sports & Outdoors, Inc.(a)	18,360	1,166,227

Advance Auto Parts, Inc.	1,800	225,954

American Eagle Outfitters, Inc.	10,203	136,618

America’s Car-Mart, Inc.* (a)	358	28,780

Arko Corp.(a)	2,700	22,572

Asbury Automotive Group, Inc.* (a)	4,680	905,393

AutoNation, Inc.* (a)	7,160	942,972

AutoZone, Inc.*	537	1,430,197

Bath & Body Works, Inc.	7,740	271,674

Best Buy Co., Inc.	7,200	536,544

Boot Barn Holdings, Inc.* (a)	7,518	544,829

Buckle, Inc. (The)(a)	6,840	229,345

Burlington Stores, Inc.*	1,620	312,352

Caleres, Inc.(a)	4,296	97,949

Camping World Holdings, Inc., Class A(a)	10,919	244,476

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	113

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Specialty Retail – (continued)

CarMax, Inc.* (a)	5,728	$401,132

Chewy, Inc., Class A* (a)	5,400	167,454

Chico’s FAS, Inc.* (a)	25,239	127,204

Children’s Place, Inc. (The)* (a)	716	21,222

Designer Brands, Inc., Class A(a)	4,117	33,718

Dick’s Sporting Goods, Inc.	13,067	1,894,846

Five Below, Inc.*	1,080	213,149

Floor & Decor Holdings, Inc., Class A* (a)	3,580	355,637

Foot Locker, Inc.(a)	15,752	661,426

Franchise Group, Inc.(a)	2,864	83,772

GameStop Corp., Class A* (a)	7,920	152,777

Gap, Inc. (The)(a)	47,333	454,397

Genesco, Inc.*	2,160	74,866

Group 1 Automotive, Inc.(a)	3,580	803,638

Guess?, Inc.(a)	7,020	132,327

Haverty Furniture Cos., Inc.(a)	1,980	59,677

Hibbett, Inc.(a)	2,340	127,132

Home Depot, Inc. (The)	26,671	8,015,702

Leslie’s, Inc.* (a)	716	7,769

Lithia Motors, Inc., Class A(a)	5,907	1,304,797

Lowe’s Cos., Inc.	20,048	4,166,576

MarineMax, Inc.* (a)	5,940	172,973

Monro, Inc.	540	26,395

Murphy USA, Inc.(a)	895	246,331

National Vision Holdings, Inc.* (a)	3,240	68,170

ODP Corp. (The)* (a)	10,740	464,075

OneWater Marine, Inc., Class A* (a)	3,401	89,786

O’Reilly Automotive, Inc.*	1,611	1,477,786

Penske Automotive Group, Inc.(a)	1,253	173,641

Petco Health & Wellness Co., Inc.* (a)	20,585	205,027

PetMed Express, Inc.(a)	1,440	22,133

Revolve Group, Inc.* (a)	4,117	85,016

RH* (a)	4,475	1,141,707

Investments	Shares	Value

Specialty Retail – (continued)

Ross Stores, Inc.	8,460	$902,936

Sally Beauty Holdings, Inc.* (a)	23,449	333,679

Shoe Carnival, Inc.(a)	2,880	66,960

Signet Jewelers Ltd.(a)	9,180	675,464

Sleep Number Corp.* (a)	1,432	32,292

Sonic Automotive, Inc., Class A(a)	5,012	223,134

Sportsman’s Warehouse Holdings, Inc.* (a)	10,980	68,296

TJX Cos., Inc. (The)	29,535	2,327,949

Tractor Supply Co.(a)	2,880	686,592

TravelCenters of America, Inc.* (a)	2,160	186,041

Ulta Beauty, Inc.*	1,260	694,802

Upbound Group, Inc.(a)	12,960	345,514

Urban Outfitters, Inc.*	10,382	280,937

Valvoline, Inc.	8,460	292,293

Victoria’s Secret & Co.* (a)	17,542	543,977

Wayfair, Inc., Class A* (a)	19,332	673,334

Williams-Sonoma, Inc.(a)	2,340	283,234

Zumiez, Inc.* (a)	4,296	75,116
		39,338,672

Technology Hardware, Storage & Peripherals – 5.1%

Apple, Inc.	392,010	66,516,257

Dell Technologies, Inc., Class C	6,623	288,034

Eastman Kodak Co.* (a)	28,282	93,048

Hewlett Packard Enterprise Co.	43,013	615,946

HP, Inc.	30,609	909,394

IonQ, Inc.* (a)	24,881	137,094

NetApp, Inc.(a)	6,480	407,527

Pure Storage, Inc., Class A*	9,496	216,794

Seagate Technology Holdings plc(a)	6,444	378,714

Super Micro Computer, Inc.* (a)	10,800	1,138,644

Western Digital Corp.*	8,055	277,414

Xerox Holdings Corp.	28,282	443,179
		71,422,045

See Accompanying Notes to the Financial Statements.

114	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Textiles, Apparel & Luxury Goods – 1.1%

Capri Holdings Ltd.* (a)	28,640	$1,188,560

Carter’s, Inc.(a)	8,234	574,486

Columbia Sportswear Co.(a)	1,980	165,409

Crocs, Inc.*	13,680	1,691,806

Deckers Outdoor Corp.*	900	431,406

G-III Apparel Group Ltd.*	12,351	193,911

Hanesbrands, Inc.(a)	64,977	340,480

Kontoor Brands, Inc.(a)	11,277	509,382

Levi Strauss & Co., Class A(a)	5,040	72,878

Lululemon Athletica, Inc.*	2,880	1,094,198

Movado Group, Inc.(a)	1,800	46,116

NIKE, Inc., Class B	32,220	4,082,918

Oxford Industries, Inc.(a)	1,080	111,445

PVH Corp.	14,400	1,235,664

Ralph Lauren Corp.(a)	9,900	1,136,421

Skechers USA, Inc., Class A*	6,300	335,097

Steven Madden Ltd.	3,759	131,715

Tapestry, Inc.	9,308	379,860

Under Armour, Inc., Class A*	49,225	436,626

Under Armour, Inc., Class C*	45,466	365,547

VF Corp.	9,540	224,285

Wolverine World Wide, Inc.(a)	18,616	311,632
		15,059,842

Tobacco – 0.6%

Altria Group, Inc.	56,564	2,687,356

Philip Morris International, Inc.	50,657	5,064,180

Universal Corp.(a)	6,802	373,362

Vector Group Ltd.(a)	28,461	362,593
		8,487,491

Trading Companies & Distributors – 0.9%

Air Lease Corp.	21,659	871,125

Applied Industrial Technologies, Inc.	2,520	341,863

Beacon Roofing Supply, Inc.* (a)	3,759	226,217

BlueLinx Holdings, Inc.* (a)	1,980	138,719

Boise Cascade Co.(a)	8,640	590,198

Core & Main, Inc., Class A* (a)	358	9,329

Investments	Shares	Value

Trading Companies & Distributors – (continued)

Fastenal Co.	13,680	$736,531

GATX Corp.	2,327	265,069

GMS, Inc.* (a)	10,740	623,564

H&E Equipment Services, Inc.	7,160	261,340

Herc Holdings, Inc.	5,220	522,104

Hudson Technologies, Inc.* (a)	5,370	41,510

McGrath RentCorp	1,969	175,005

MRC Global, Inc.* (a)	6,480	63,115

MSC Industrial Direct Co., Inc., Class A(a)	3,240	293,965

NOW, Inc.*	11,817	126,087

Rush Enterprises, Inc., Class A(a)	8,234	437,308

Rush Enterprises, Inc., Class B(a)	537	31,457

SiteOne Landscape Supply, Inc.* (a)	2,340	345,712

Titan Machinery, Inc.*	3,401	106,621

Triton International Ltd.	14,320	1,183,834

United Rentals, Inc.	1,969	711,026

Univar Solutions, Inc.*	36,893	1,309,702

Veritiv Corp.(a)	2,685	308,426

Watsco, Inc.(a)	720	249,394

WESCO International, Inc.	10,260	1,477,440

WW Grainger, Inc.	1,080	751,216
		12,197,877

Water Utilities – 0.1%

American States Water Co.	2,520	223,650

American Water Works Co., Inc.	4,500	667,125

California Water Service Group(a)	3,600	201,888

Essential Utilities, Inc.	4,654	198,726

Middlesex Water Co.	540	39,409

SJW Group(a)	540	40,997

York Water Co. (The)(a)	2,148	90,302
		1,462,097

Wireless Telecommunication Services – 0.2%

Gogo, Inc.* (a)	8,460	113,448

Shenandoah Telecommunications Co.(a)	2,160	44,950

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	115

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Wireless Telecommunication Services – (continued)

Telephone and Data Systems, Inc.(a)	8,592	$85,920

T-Mobile US, Inc.* (a)	15,573	2,240,955
		2,485,273
Total Common Stocks (Cost $895,012,541)		1,403,987,618
	Number of Warrants

WARRANTS – 0.0%(d)

Oil, Gas & Consumable Fuels – 0.0%(d)

Occidental Petroleum Corp., expiring 8/3/2027, price 22.00 USD* (Cost $21,117)	4,266	171,493
	Number of Rights

RIGHTS – 0.0%(d)

Biotechnology – 0.0%(d)

Achillion Pharmaceuticals, Inc., CVR* ‡	44,344	62,082

Financial Services – 0.0%

Resolute Forest Products, Inc., CVR* ‡	6,734	—

Health Care Equipment & Supplies – 0.0%

ABIOMED, Inc., CVR*‡	1,110	—
Total Rights (Cost $1,132)		62,082
	Principal Amount

SECURITIES LENDING REINVESTMENTS – 12.1%(e)

CERTIFICATES OF DEPOSIT – 0.4%(f)

Bank of America NA
(US Federal Funds Effective Rate (continuous series) + 0.40%), 5.23%, 10/19/2023 (Cost $5,000,000)	$5,000,000	4,998,290

Investments	Principal Amount	Value

INVESTMENT COMPANIES – 2.8%

BlackRock Liquidity FedFund, Institutional Shares 4.86%	$10,000,000	$10,000,000

Goldman Sachs Financial Square Government Fund, Institutional Class 4.87%	20,000,000	20,000,000

Invesco Government & Agency Portfolio, Institutional Shares 4.88%	10,000,000	10,000,000
Total Investment Companies (Cost $40,000,000)		40,000,000

REPURCHASE AGREEMENTS –8.9%

BofA Securities, Inc., 5.26%, dated 4/30/2023, due 7/31/2023, repurchase price $6,080,653, collateralized by various Common Stocks; total market value $6,699,973	6,000,000	6,000,000

Citigroup Global Markets, Inc., 4.77%, dated 4/30/2023, due 5/1/2023, repurchase price $18,459,461, collateralized by various U.S. Treasury Securities, ranging from 2.50% –4.25%, maturing 8/15/2023 –12/31/2024; total market value $18,645,807	18,457,015	18,457,015

National Bank of Canada, 4.81%, dated 4/30/2023, due 5/5/2023, repurchase price $71,047,432, collateralized by various U.S. Treasury Securities, ranging from 0.00% –4.38%, maturing 6/20/2023 –2/15/2053; total market value $72,501,769	71,000,000	71,000,000

See Accompanying Notes to the Financial Statements.

116	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS(e) – (continued)

REPURCHASE AGREEMENTS – (continued)

Societe Generale, 4.92%, dated 4/30/2023, due 5/1/2023, repurchase price $10,001,367, collateralized by various Common Stocks; total market value $11,200,110	$10,000,000	$10,000,000

Societe Generale, New York Branch, 4.81%, dated 4/30/2023, due 5/5/2023, repurchase price $20,013,361, collateralized by various U.S. Treasury Securities, 3.75%, 4/15/2026; ; total market value $20,422,268	20,000,000	20,000,000
Total Repurchase Agreements (Cost $125,457,015)		125,457,015
Total Securities Lending Reinvestments (Cost $170,457,015)		170,455,305
Total Investments – 111.5% (Cost $1,065,491,805)		1,574,676,498

Liabilities in excess of other assets – (11.5%)		(161,991,737)
NET ASSETS – 100.0%		$1,412,684,761

*	Non-income producing security.

‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(a)

The security or a portion of this security is on loan at April 30, 2023. The total value of securities on loan at April 30, 2023 was $230,218,670, collateralized in the form of cash with a value of $170,457,015 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $56,335,654 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from May 16, 2023 – February 15, 2053 and $6,765,674 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 5.75%, and maturity dates ranging from May 15, 2023 – May 25, 2072; a total value of $233,558,343.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in affiliated company. Northern Trust Investments, Inc., the Investment Adviser of the Fund, is a subsidiary of Northern Trust Corporation.

(d)	Represents less than 0.05% of net assets.

(e)	The security was purchased with cash collateral held from securities on loan at April 30, 2023. The total value of securities purchased was $170,455,305.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2023.

Percentages shown are based on Net Assets.

Abbreviations

CVR – Contingent Value Rights

REIT – Real Estate Investment Trust

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$554,591,591
Aggregate gross unrealized depreciation	(44,640,908)
Net unrealized appreciation	$509,950,683
Federal income tax cost	$1,065,008,472

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	117

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investment in a company which was affiliated for the period ended April 30, 2023, was as follows:

Security	Value October 31, 2022	Purchases at Cost	Sales Proceeds	Shares April 30, 2023	Value April 30, 2023	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain
Northern Trust Corp.	$564,807	$60,865	$21,685	7,160	$559,625	$(51,684)	$10,425	$7,322

Futures Contracts

FlexShares® Morningstar US Market Factor Tilt Index Fund had the following open futures contracts as of April 30, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
Russell 2000 E-Mini Index	23	06/16/2023	USD	$2,041,020	$11,564
S&P 500 E-Mini Index	24	06/16/2023	USD	5,026,200	258,206
S&P Midcap 400 E-Mini Index	3	06/16/2023	USD	750,180	12,887
					$282,657

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD - US Dollar

Security Type	% of Net Assets
Common Stocks	99.4%
Warrants	0.0 †
Rights	0.0 †
Securities Lending Reinvestments	12.1
Others(1)	(11.5)
100.0%

†	Amount represents less than 0.05%.

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

118	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

April 30, 2023 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 97.7%

Aerospace & Defense – 1.0%

Airbus SE	9,389	$1,317,864

Austal Ltd.(a)	32,759	35,829

Babcock International Group plc*	183,311	731,301

BAE Systems plc	51,168	652,134

Bombardier, Inc., Class B*	1,886	81,375

CAE, Inc.*	4,836	108,715

Chemring Group plc	15,334	54,736

Dassault Aviation SA	369	72,228

Elbit Systems Ltd.	412	75,694

Hensoldt AG	1,886	70,793

INVISIO AB	2,552	52,372

Kongsberg Gruppen ASA	1,540	68,825

Leonardo SpA	8,938	106,619

LISI(a)	880	24,968

Melrose Industries plc	23,297	119,763

Montana Aerospace AG* (b)	1,496	27,162

MTU Aero Engines AG	738	193,666

QinetiQ Group plc	14,473	67,562

Rheinmetall AG	779	228,334

Rolls-Royce Holdings plc*	137,309	262,586

Saab AB, Class B	1,596	89,562

Safran SA	5,412	842,095

Singapore Technologies Engineering Ltd.	17,900	48,569

Thales SA	1,599	244,317
		5,577,069

Air Freight & Logistics – 0.7%

AZ-COM MARUWA Holdings, Inc.	4,100	60,221

bpost SA(a)	34,932	171,922

Cargojet, Inc.(a)	943	70,848

Cia de Distribucion Integral Logista Holdings SA	2,419	65,856

Deutsche Post AG (Registered)	21,156	1,016,463

DSV A/S	2,870	540,094

Elanders AB, Class B(a)	5,822	73,901

Freightways Group Ltd.(a)	6,248	36,661

Hamakyorex Co. Ltd.	4,100	104,484

Investments	Shares	Value

Air Freight & Logistics – (continued)

ID Logistics Group*	81	$23,831

InPost SA*	3,608	38,677

International Distributions Services plc	14,455	46,003

Kerry Logistics Network Ltd.	18,500	26,160

Mainfreight Ltd.(a)	1,312	58,103

Mitsui-Soko Holdings Co. Ltd.	8,200	239,379

Nippon Express Holdings, Inc.	1,600	93,534

Oesterreichische Post AG(a)	588	22,720

PostNL NV(a)	140,507	252,690

Sankyu, Inc.	1,333	46,794

SBS Holdings, Inc.	8,200	199,031

Senko Group Holdings Co. Ltd.(a)	48,700	346,925

SG Holdings Co. Ltd.	8,400	120,542

Singapore Post Ltd.	101,200	38,685

Trancom Co. Ltd.	900	45,078

Yamato Holdings Co. Ltd.	6,200	106,274
		3,844,876

Automobile Components –1.2%

Aisin Corp.	4,300	125,528

ARB Corp. Ltd.(a)	1,007	21,262

Brembo SpA	1,435	21,086

Bridgestone Corp.	12,300	491,223

Burelle SA	132	71,261

CIE Automotive SA	2,091	63,067

Cie Generale des Etablissements Michelin SCA	16,072	511,545

Cie Plastic Omnium SA*	20,828	368,596

Continental AG	2,337	163,627

Denso Corp.	8,200	490,862

Dometic Group AB(a) (c)	5,962	42,594

Eagle Industry Co. Ltd.	8,200	78,649

Exedy Corp.	12,300	176,417

Faurecia SE*	5,146	106,485

Gestamp Automocion SA(b)	52,972	229,480

GUD Holdings Ltd.(a)	6,543	41,294

Hella GmbH & Co. KGaA	328	27,774

Johnson Electric Holdings Ltd.(a)	147,447	164,354

JTEKT Corp.	6,700	54,863

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	119

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Automobile Components – (continued)

Koito Manufacturing Co. Ltd.	5,000	$96,023

KYB Corp.	8,200	259,854

Linamar Corp.	1,066	50,616

Magna International, Inc.	5,781	301,091

Musashi Seimitsu Industry Co. Ltd.	4,100	54,711

NHK Spring Co. Ltd.	2,900	21,340

Nifco, Inc.	2,400	68,476

Niterra Co. Ltd.	2,700	56,195

NOK Corp.(a)	4,100	54,922

Nokian Renkaat OYJ	2,552	24,872

Pirelli & C SpA(b)	9,548	50,027

PWR Holdings Ltd.	3,772	25,027

Schaeffler AG (Preference)	58,220	422,286

Seiren Co. Ltd.(a)	3,600	59,487

Shoei Co. Ltd.	1,600	29,505

Stanley Electric Co. Ltd.(a)	3,800	84,978

Sumitomo Electric Industries Ltd.	16,400	207,642

Sumitomo Rubber Industries Ltd.	4,900	44,658

TI Fluid Systems plc(b)	114,882	152,770

Tokai Rika Co. Ltd.	18,800	257,911

Toyo Tire Corp.	4,500	53,207

Toyoda Gosei Co. Ltd.	2,000	34,003

Toyota Boshoku Corp.	2,700	42,414

TS Tech Co. Ltd.	4,700	63,028

Valeo	4,746	92,557

Vitesco Technologies Group AG*	7,626	521,984

Yokohama Rubber Co. Ltd. (The)	3,600	77,703
		6,457,254

Automobiles – 2.1%

Aston Martin Lagonda Global Holdings plc* (a) (b)	144,402	439,227

Bayerische Motoren Werke AG	7,052	789,752

Bayerische Motoren Werke AG (Preference)	1,258	133,675

Ferrari NV	1,968	548,165

Honda Motor Co. Ltd.	36,900	972,329

Isuzu Motors Ltd.	12,300	143,718

Mazda Motor Corp.	13,000	115,904

Mercedes-Benz Group AG	17,015	1,325,814

Investments	Shares	Value

Automobiles – (continued)

Mitsubishi Motors Corp.*	13,500	$51,059

Nissan Motor Co. Ltd.	53,700	194,111

Piaggio & C SpA	50,922	209,580

PIERER Mobility AG	440	37,620

Porsche Automobil Holding SE (Preference)	3,403	189,649

Renault SA*	4,264	158,312

Stellantis NV	48,568	804,286

Subaru Corp.	12,700	204,726

Suzuki Motor Corp.	8,200	282,979

Toyota Motor Corp.	278,800	3,802,237

Trigano SA	2,911	379,222

Volkswagen AG (Preference)	4,018	548,629

Volvo Car AB, Class B*	10,332	42,467

Yamaha Motor Co. Ltd.	8,200	210,774
		11,584,235

Banks – 10.1%

77 Bank Ltd. (The)(a)	28,700	463,491

ABN AMRO Bank NV, CVA(b)	9,052	145,054

AIB Group plc	18,788	80,852

Aktia Bank OYJ(a)	20,746	209,110

Alandsbanken Abp, Class B	3,034	117,904

Alior Bank SA*	31,898	333,624

AMCO - Asset Management Co. SpA*	239	1,033

ANZ Group Holdings Ltd.	45,551	732,993

Aozora Bank Ltd.(a)	2,900	51,796

Awa Bank Ltd. (The)(a)	16,400	243,775

Banca Popolare di Sondrio SpA	162,524	739,596

Banco Bilbao Vizcaya Argentaria SA	129,642	951,780

Banco BPM SpA	32,208	131,030

Banco Comercial Portugues SA, Class R	189,546	48,757

Banco de Sabadell SA	125,993	131,418

Banco Santander SA(a)	365,802	1,286,853

Bank Hapoalim BM	27,101	230,807

Bank Leumi Le-Israel BM	33,538	262,663

Bank Millennium SA*	25,740	30,582

Bank of East Asia Ltd. (The)	24,600	32,341

Bank of Georgia Group plc	13,776	512,526

Bank of Ireland Group plc	22,099	228,603

See Accompanying Notes to the Financial Statements.

120	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Banks – (continued)

Bank of Kyoto Ltd. (The)	1,600	$78,141

Bank of Montreal(a)	15,626	1,407,066

Bank of Nova Scotia (The)	26,281	1,310,465

Bank of Queensland Ltd.(a)	13,492	51,714

Bank Polska Kasa Opieki SA	4,004	92,615

Bankinter SA(a)	13,940	82,520

Banque Cantonale de Geneve	697	161,319

Banque Cantonale Vaudoise (Registered)(a)	410	43,255

Barclays plc	335,913	675,028

BAWAG Group AG(b)	2,105	102,624

Bendigo & Adelaide Bank Ltd.	9,421	53,792

Berner Kantonalbank AG (Registered)	328	88,076

BNP Paribas SA	24,559	1,588,559

BPER Banca	28,167	79,140

CaixaBank SA(a)	96,227	356,098

Canadian Imperial Bank of Commerce	19,598	820,738

Canadian Western Bank	33,415	598,676

Chiba Bank Ltd. (The)	17,400	112,835

Chugin Financial Group, Inc.	4,100	27,370

Close Brothers Group plc(a)	55,022	627,947

Collector Bank AB*	22,837	72,581

Commerzbank AG*	22,591	251,026

Commonwealth Bank of Australia(a)	25,994	1,706,820

Concordia Financial Group Ltd.	32,321	121,769

Credit Agricole SA	28,126	344,170

Credito Emiliano SpA	28,085	215,801

Dah Sing Banking Group Ltd.(a)	149,440	119,554

Dah Sing Financial Holdings Ltd.	65,600	167,554

Daishi Hokuetsu Financial Group, Inc.	16,400	363,133

Danske Bank A/S*	14,555	307,321

DBS Group Holdings Ltd.	28,756	707,396

DNB Bank ASA(a)	18,450	323,058

EQB, Inc.(a)	9,512	421,493

Erste Group Bank AG	7,380	268,135

FIBI Holdings Ltd.	533	19,743

FinecoBank Banca Fineco SpA	9,184	139,210

First International Bank of Israel Ltd. (The)(a)	1,144	41,149

Investments	Shares	Value

Banks – (continued)

Fukuoka Financial Group, Inc.	2,800	$52,292

Graubuendner Kantonalbank	7	13,645

Gunma Bank Ltd. (The)(a)	151,700	515,823

Hachijuni Bank Ltd. (The)	15,500	68,982

Hang Seng Bank Ltd.	12,300	181,917

Heartland Group Holdings Ltd.(a)	50,556	49,649

Hirogin Holdings, Inc.	9,200	45,336

Hokuhoku Financial Group, Inc.	45,100	322,273

HSBC Holdings plc	439,069	3,166,606

Hyakugo Bank Ltd. (The)	90,200	259,011

ING Bank Slaski SA*	1,281	48,900

ING Groep NV(a)	82,738	1,023,039

Intesa Sanpaolo SpA	369,451	972,575

Israel Discount Bank Ltd., Class A	29,866	146,601

Iyogin Holdings, Inc.	8,200	47,695

Japan Post Bank Co. Ltd.	28,700	228,689

Judo Capital Holdings Ltd.*	31,857	26,105

Juroku Financial Group, Inc.	12,300	270,995

Jyske Bank A/S (Registered)*	1,292	94,365

KBC Ancora	803	38,705

KBC Group NV	7,462	533,661

Keiyo Bank Ltd. (The)	45,100	186,143

Kiyo Bank Ltd. (The)	22,700	263,401

Kyushu Financial Group, Inc.(a)	155,800	557,225

Laurentian Bank of Canada(a)	15,662	371,948

Liechtensteinische Landesbank AG	1,025	72,667

Lloyds Banking Group plc	1,447,833	877,135

Luzerner Kantonalbank AG (Registered)	80	7,200

Mebuki Financial Group, Inc.	28,010	71,380

Mediobanca Banca di Credito Finanziario SpA(a)	13,776	147,981

Mitsubishi UFJ Financial Group, Inc.	270,600	1,694,964

Mizrahi Tefahot Bank Ltd.	3,690	119,738

Mizuho Financial Group, Inc.	57,429	828,759

Musashino Bank Ltd. (The)	12,300	198,368

National Australia Bank Ltd.	47,806	911,130

National Bank of Canada(a)	7,421	552,786

NatWest Group plc	109,634	361,033

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	121

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Banks – (continued)

Nishi-Nippon Financial Holdings, Inc.	53,300	$440,758

Nordea Bank Abp	71,627	794,812

North Pacific Bank Ltd.	106,600	226,251

Oberbank AG	451	57,508

Ogaki Kyoritsu Bank Ltd. (The)	17,600	238,475

Oversea-Chinese Banking Corp. Ltd.	86,170	812,516

Powszechna Kasa Oszczednosci Bank Polski SA	16,716	129,192

Raiffeisen Bank International AG*	4,224	64,866

Resona Holdings, Inc.	56,300	278,968

Ringkjoebing Landbobank A/S	492	69,195

Royal Bank of Canada	21,652	2,147,320

San-In Godo Bank Ltd. (The)	57,400	320,376

Santander Bank Polska SA	836	68,137

SBI Shinsei Bank Ltd.*	2,600	46,266

Senshu Ikeda Holdings, Inc.	106,600	186,324

Shiga Bank Ltd. (The)	17,400	360,357

Shizuoka Financial Group, Inc.	13,100	98,227

Skandinaviska Enskilda Banken AB, Class A	37,597	427,020

Skandinaviska Enskilda Banken AB, Class C	684	8,722

Societe Generale SA	16,359	397,779

Spar Nord Bank A/S	28,823	468,337

SpareBank 1 Nord Norge	33,907	306,051

Sparebank 1 Oestlandet	1,329	15,588

SpareBank 1 SMN	3,103	39,995

SpareBank 1 SR-Bank ASA	4,796	55,940

Sparebanken Vest	33,743	315,302

St Galler Kantonalbank AG (Registered)	41	23,171

Standard Chartered plc	54,694	431,993

Sumitomo Mitsui Financial Group, Inc.	30,000	1,222,561

Sumitomo Mitsui Trust Holdings, Inc.	8,200	294,421

Suruga Bank Ltd.	70,500	266,126

Svenska Handelsbanken AB, Class A	33,210	293,401

Investments	Shares	Value

Banks – (continued)

Svenska Handelsbanken AB, Class B(a)	908	$9,968

Swedbank AB, Class A	19,926	345,787

Sydbank A/S	20,664	921,896

TBC Bank Group plc	15,334	453,886

Tokyo Kiraboshi Financial Group, Inc.	12,300	248,231

Toronto-Dominion Bank (The)	40,303	2,438,743

Unicaja Banco SA(b)	18,122	18,396

UniCredit SpA	41,943	830,713

United Overseas Bank Ltd.	32,826	694,337

Valiant Holding AG (Registered)	5,781	672,897

Virgin Money UK plc	30,176	59,130

Walliser Kantonalbank (Registered)*	485	61,030

Westpac Banking Corp.	53,341	792,077

Yamaguchi Financial Group, Inc.	4,100	25,022

Zuger Kantonalbank AG	10	87,860
		54,809,129

Beverages – 1.1%

Anheuser-Busch InBev SA/NV	15,334	1,000,488

Anora Group OYJ	22,468	131,465

Asahi Group Holdings Ltd.	6,900	265,683

Britvic plc	3,520	40,416

Budweiser Brewing Co. APAC Ltd.(b)	22,600	65,066

C&C Group plc*	23,522	46,239

Carlsberg A/S, Class B	1,599	264,672

Coca-Cola Bottlers Japan Holdings, Inc.	3,354	36,012

Coca-Cola Europacific Partners plc	3,250	209,528

Coca-Cola HBC AG*	4,000	121,869

Davide Campari-Milano NV	10,094	130,159

Diageo plc	35,834	1,631,340

Fevertree Drinks plc	5,658	96,433

Heineken Holding NV	1,461	140,245

Heineken NV	3,403	390,907

Ito En Ltd.(a)	800	24,705

Kirin Holdings Co. Ltd.	12,300	199,542

Olvi OYJ, Class A	1,452	47,449

See Accompanying Notes to the Financial Statements.

122	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Beverages – (continued)

Pernod Ricard SA	3,198	$739,306

Primo Water Corp.	8,815	133,756

Remy Cointreau SA	398	68,919

Royal Unibrew A/S(a)	836	74,767

Sapporo Holdings Ltd.	1,900	52,884

Suntory Beverage & Food Ltd.	1,800	67,550

Takara Holdings, Inc.	4,100	32,188

Treasury Wine Estates Ltd.	8,668	79,795
		6,091,383

Biotechnology – 0.6%

Argenx SE*	861	331,455

Bavarian Nordic A/S* (a)	3,823	104,928

BELLUS Health, Inc.*	6,150	88,829

BioGaia AB, Class B	5,670	56,273

Clinuvel Pharmaceuticals Ltd.	1,368	18,280

CSL Ltd.	7,503	1,490,383

Galapagos NV*	924	35,795

Genmab A/S*	1,025	422,067

Genus plc(a)	3,731	126,054

Grifols SA*	6,478	66,654

Grifols SA (Preference), Class B*	5,680	41,951

Imugene Ltd.* (a)	411,693	34,008

Mesoblast Ltd.* (a)	44,748	25,432

Nykode Therapeutics ASA* (a)	11,562	27,793

PeptiDream, Inc.*	2,500	33,599

Pharma Mar SA	824	34,277

Swedish Orphan Biovitrum AB*	3,116	75,764

Takara Bio, Inc.	400	5,026

Telix Pharmaceuticals Ltd.*	14,168	95,034

Valneva SE* (a)	8,105	39,317

Vitrolife AB(a)	880	19,767
		3,172,686

Broadline Retail – 0.7%

Allegro.eu SA* (b)	6,278	49,496

ASKUL Corp.	1,000	13,278

B&M European Value Retail SA	16,926	102,053

Belluna Co. Ltd.	15,600	85,352

Boozt AB* (a) (b)	2,508	29,048

Canadian Tire Corp. Ltd., Class A(a)	1,164	152,428

Investments	Shares	Value

Broadline Retail – (continued)

Dollarama, Inc.	4,141	$256,221

Europris ASA(b)	12,997	92,696

Harvey Norman Holdings Ltd.(a)	17,952	42,828

Isetan Mitsukoshi Holdings Ltd.	5,000	54,933

Izumi Co. Ltd.	1,300	30,456

J Front Retailing Co. Ltd.	4,100	42,938

Mercari, Inc.*	1,900	32,345

Next plc	2,747	232,712

Pan Pacific International Holdings Corp.	8,200	152,600

Prosus NV*	17,999	1,348,638

Rakuten Group, Inc.(a)	15,800	78,324

Ryohin Keikaku Co. Ltd.	6,000	62,836

Seria Co. Ltd.	1,000	17,780

Takashimaya Co. Ltd.	4,300	63,285

THG plc* (a)	50,904	63,968

Tokmanni Group Corp.(a)	18,368	251,653

Warehouse Group Ltd. (The)(a)	30,712	32,627

Wesfarmers Ltd.	16,646	571,696
		3,860,191

Building Products – 1.2%

AGC, Inc.	5,000	185,437

Arbonia AG	3,837	46,904

Assa Abloy AB, Class B	14,842	352,918

Belimo Holding AG (Registered)	214	103,339

Bunka Shutter Co. Ltd.	22,200	188,308

Carel Industries SpA(b)	840	22,071

Central Glass Co. Ltd.	12,500	268,883

Cie de Saint-Gobain	8,323	481,666

Daikin Industries Ltd.	4,400	795,564

dormakaba Holding AG	126	56,484

Fletcher Building Ltd.	17,649	49,054

Forbo Holding AG (Registered)(a)	41	60,529

Geberit AG (Registered)	533	303,494

Genuit Group plc	15,664	59,163

Inrom Construction Industries Ltd.(a)	8,932	30,728

Inwido AB	20,705	216,997

James Halstead plc	18,023	47,118

Kingspan Group plc	2,461	170,352

Lindab International AB	4,346	69,444

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	123

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Building Products – (continued)

Lixil Corp.	6,000	$93,945

Munters Group AB(b)	4,428	43,342

Nibe Industrier AB, Class B(a)	23,739	264,995

Nichias Corp.	21,300	427,987

Nichiha Corp.	12,300	257,897

Nitto Boseki Co. Ltd.	1,900	26,372

Noritz Corp.	16,400	221,493

Reliance Worldwide Corp. Ltd.	13,860	37,370

ROCKWOOL A/S, Class A	88	21,194

ROCKWOOL A/S, Class B	174	42,074

Sanwa Holdings Corp.	5,400	58,773

Schweiter Technologies AG	56	44,797

Sekisui Jushi Corp.	12,300	196,562

Systemair AB	4,018	34,824

Takara Standard Co. Ltd.	20,500	247,207

Takasago Thermal Engineering Co. Ltd.	20,500	342,658

TOTO Ltd.	3,000	102,339

Uponor OYJ	20,008	534,108

Volution Group plc	11,378	61,981
		6,568,371

Capital Markets – 3.0%

3i Group plc	20,992	466,220

abrdn plc	43,554	116,438

AJ Bell plc	16,231	66,547

Allfunds Group plc*	4,048	26,792

Alpha Group International plc(b)	1,804	49,204

Altshuler Shaham Penn Ltd.(a)	22,509	45,471

Amundi SA(a) (b)	1,312	85,965

Anima Holding SpA(b)	83,927	348,940

Ashmore Group plc	22,554	68,943

ASX Ltd.	2,624	118,732

Avanza Bank Holding AB(a)	2,704	57,390

Azimut Holding SpA	2,501	55,885

Banca Generali SpA	1,397	46,407

Brederode SA* (a)	285	32,156

Bridgepoint Group plc(b)	33,702	102,088

Brookfield Corp.(a)	21,894	709,606

Bure Equity AB	968	24,669

CI Financial Corp.(a)	59,737	587,548

Investments	Shares	Value

Capital Markets – (continued)

Credit Suisse Group AG (Registered)	66,367	$59,682

Daiwa Securities Group, Inc.	36,900	170,456

Deutsche Bank AG (Registered)	42,558	467,162

Deutsche Boerse AG	2,952	563,483

EFG International AG	8,241	79,350

EQT AB(a)	4,756	101,915

Euronext NV(b)	1,394	110,960

Fairfax India Holdings Corp.* (b)	4,510	58,630

flatexDEGIRO AG*	4,400	47,362

Flow Traders Ltd.	1,659	41,173

Generation Capital Ltd.(a)	450,221	74,285

Gimv NV(a)	7,462	389,660

GMO Financial Holdings, Inc.(a)	16,600	75,585

Hargreaves Lansdown plc	5,061	51,080

Hong Kong Exchanges & Clearing Ltd.	18,158	749,461

HUB24 Ltd.	4,532	84,728

iFAST Corp. Ltd.	16,400	56,791

IG Group Holdings plc	8,448	77,885

IGM Financial, Inc.(a)	2,200	67,445

Impax Asset Management Group plc	6,315	62,229

Insignia Financial Ltd.(a)	234,438	460,137

IntegraFin Holdings plc(b)	15,498	53,023

Intermediate Capital Group plc	5,280	86,373

Investec plc	16,636	92,693

IP Group plc	386,630	273,593

JAFCO Group Co. Ltd.	5,000	63,526

Japan Exchange Group, Inc.	8,200	132,456

JTC plc(b)	7,558	75,332

Julius Baer Group Ltd.	4,674	334,619

Jupiter Fund Management plc	190,527	311,315

Leonteq AG	3,690	199,829

Liontrust Asset Management plc	2,508	27,110

London Stock Exchange Group plc	5,822	610,733

Macquarie Group Ltd.	5,576	672,863

Magellan Financial Group Ltd.	7,995	42,902

Man Group plc	32,340	92,353

Monex Group, Inc.	12,300	46,250

Ninety One plc(a)	28,555	64,998

See Accompanying Notes to the Financial Statements.

124	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Capital Markets – (continued)

Nomura Holdings, Inc.	69,700	$248,722

Nordnet AB publ	2,420	37,938

Okasan Securities Group, Inc.(a)	82,000	256,542

Onex Corp.	1,394	64,124

Partners Group Holding AG	369	357,868

Perpetual Ltd.	7,813	126,654

Pinnacle Investment Management Group Ltd.(a)	10,281	55,848

Platinum Asset Management Ltd.	37,488	43,478

Quilter plc(b)	499,503	534,279

Rathbones Group plc	3,608	88,612

Ratos AB, Class B	8,448	29,139

Rothschild & Co.	779	40,292

SBI Holdings, Inc.	4,800	93,310

Schroders plc	18,532	113,133

Singapore Exchange Ltd.	12,300	88,229

Sprott, Inc.	1,056	37,941

St James’s Place plc	8,118	123,105

Swissquote Group Holding SA (Registered)	660	141,113

Tamburi Investment Partners SpA	6,642	63,428

Tel Aviv Stock Exchange Ltd.*	4,141	19,029

Tikehau Capital SCA(a)	1,672	45,963

TMX Group Ltd.	836	84,580

Tokai Tokyo Financial Holdings, Inc.	98,400	253,651

TP ICAP Group plc	279,087	596,684

UBS Group AG (Registered)	77,613	1,575,281

UOB-Kay Hian Holdings Ltd.	118,900	126,551

Van Lanschot Kempen NV, CVA	14,186	431,470

Vontobel Holding AG (Registered)	339	22,738

VZ Holding AG	285	26,577

WealthNavi, Inc.* (a)	2,400	20,922

XTB SA(b)	14,104	135,959

Yangzijiang Financial Holding Ltd.*	926,600	267,392
		16,188,980

Chemicals – 2.8%

ADEKA Corp.	2,300	38,546

Aica Kogyo Co. Ltd.	1,500	33,929

Investments	Shares	Value

Chemicals – (continued)

Air Liquide SA	8,077	$1,455,077

Air Water, Inc.	6,000	75,438

Akzo Nobel NV	2,870	238,080

Arkema SA	1,599	158,206

Asahi Kasei Corp.	32,800	230,695

BASF SE	20,336	1,051,827

Borregaard ASA	1,692	28,202

C Uyemura & Co. Ltd.	600	28,818

Chr Hansen Holding A/S	1,584	123,364

Clariant AG (Registered)*	2,836	47,349

Corbion NV(a)	3,321	104,492

Covestro AG* (b)	2,870	126,074

Croda International plc(a)	2,378	208,626

Daicel Corp.	8,900	69,806

Denka Co. Ltd.	1,400	27,894

DIC Corp.(a)	2,899	53,268

Elementis plc*	41,976	66,266

Elkem ASA* (b)	5,870	19,766

EMS-Chemie Holding AG (Registered)	126	103,555

Essentra plc	16,940	43,968

Evonik Industries AG	4,160	90,751

FUCHS PETROLUB SE	711	23,117

FUCHS PETROLUB SE (Preference)	1,182	46,716

Fujimi, Inc.	1,000	51,482

Fuso Chemical Co. Ltd.	1,100	30,415

Givaudan SA (Registered)	123	431,443

Grupa Azoty SA*	17,917	138,776

Hexpol AB*	5,784	68,062

ICL Group Ltd.	12,710	77,767

Incitec Pivot Ltd.	36,784	77,545

Israel Corp. Ltd.	104	30,029

JCU Corp.	1,400	32,798

Johnson Matthey plc	4,920	121,422

JSR Corp.	3,100	71,487

K+S AG (Registered)	4,961	99,078

Kaneka Corp.	1,300	34,370

Kansai Paint Co. Ltd.	5,300	74,421

Kemira OYJ	2,992	52,487

KH Neochem Co. Ltd.	12,300	210,473

Kumiai Chemical Industry Co. Ltd.(a)	8,000	52,936

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	125

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Chemicals – (continued)

Kuraray Co. Ltd.	10,800	$100,493

Kureha Corp.	800	49,352

LANXESS AG	2,156	87,735

Lenzing AG*	738	48,315

Lintec Corp.	18,200	302,743

Methanex Corp.	1,290	57,685

Mitsubishi Chemical Group Corp.	33,500	195,467

Mitsubishi Gas Chemical Co., Inc.	6,200	89,609

Mitsui Chemicals, Inc.	5,500	137,939

Nihon Parkerizing Co. Ltd.	10,100	78,551

Nippon Kayaku Co. Ltd.	3,800	34,270

Nippon Paint Holdings Co. Ltd.	16,400	147,301

Nippon Pillar Packing Co. Ltd.	8,200	226,431

Nippon Sanso Holdings Corp.	2,800	50,174

Nippon Shokubai Co. Ltd.	1,400	55,829

Nippon Soda Co. Ltd.	9,939	341,239

Nissan Chemical Corp.	2,900	128,212

Nitto Denko Corp.	1,800	115,801

NOF Corp.	1,200	54,551

Novozymes A/S, Class B	3,567	185,660

Nufarm Ltd.	20,418	75,157

Nutrien Ltd.	11,562	801,233

OCI NV(a)	1,933	50,982

Okamoto Industries, Inc.	5,900	175,052

Orica Ltd.	6,731	72,061

Osaka Soda Co. Ltd.	8,800	283,068

Recticel SA	2,200	31,380

Resonac Holdings Corp.	4,200	65,977

Robertet SA	44	42,213

Sanyo Chemical Industries Ltd.	4,100	128,271

Shikoku Kasei Holdings Corp.	3,200	33,207

Shin-Etsu Chemical Co. Ltd.	31,500	893,655

Shin-Etsu Polymer Co. Ltd.	800	7,808

Sika AG (Registered)	2,378	655,650

SOL SpA	3,009	87,035

Solvay SA	1,681	202,006

Sumitomo Chemical Co. Ltd.	35,800	120,416

Symrise AG	2,132	257,616

T Hasegawa Co. Ltd.	900	21,283

Taiyo Holdings Co. Ltd.	1,800	32,334

Investments	Shares	Value

Chemicals – (continued)

Teijin Ltd.	7,100	$78,892

Tessenderlo Group SA* (a)	9,389	311,482

Toagosei Co. Ltd.	45,100	387,523

Tokai Carbon Co. Ltd.	6,600	59,522

Tokuyama Corp.	24,600	398,724

Tokyo Ohka Kogyo Co. Ltd.	700	36,243

Toray Industries, Inc.	36,900	208,043

Tosoh Corp.	7,800	103,740

Toyo Gosei Co. Ltd.(a)	300	16,965

Toyo Ink SC Holdings Co. Ltd.	13,900	223,560

Toyobo Co. Ltd.	32,800	246,425

Umicore SA	3,034	99,682

Victrex plc	5,289	111,416

Wacker Chemie AG	256	39,553

W-Scope Corp.*	4,100	33,754

Yara International ASA	3,690	147,999

Zeon Corp.(a)	3,600	36,855
		15,212,960

Commercial Services & Supplies – 0.9%

Befesa SA(a) (b)	2,184	98,278

Big Technologies plc*	11,924	40,466

Bilfinger SE	1,640	70,974

Boyd Group Services, Inc.	372	61,973

Brambles Ltd.	23,903	225,097

Bravida Holding AB(b)	4,312	52,338

Caverion OYJ	8,888	84,386

Cleanaway Waste Management Ltd.	35,024	56,012

Coor Service Management Holding AB(b)	6,692	43,516

Dai Nippon Printing Co. Ltd.	5,700	163,258

Daiseki Co. Ltd.	1,499	42,659

Derichebourg SA	31,816	196,524

DO & CO AG*	369	43,263

Downer EDI Ltd.	9,548	22,400

Duskin Co. Ltd.	3,700	90,622

Elis SA	4,661	92,033

GFL Environmental, Inc.	2,416	87,659

Intrum AB(a)	2,464	22,240

ISS A/S	2,508	52,379

Japan Elevator Service Holdings Co. Ltd.	4,200	61,998

See Accompanying Notes to the Financial Statements.

126	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Commercial Services & Supplies – (continued)

Kokuyo Co. Ltd.	4,100	$58,324

Loomis AB	984	31,466

Mitie Group plc(a)	506,145	585,280

Mitsubishi Pencil Co. Ltd.	1,800	23,451

Okamura Corp.	30,500	323,894

Park24 Co. Ltd.*	2,200	33,800

Prestige International, Inc.	4,000	17,361

Prosegur Cash SA(b)	159,861	110,657

Prosegur Cia de Seguridad SA(a)	77,203	148,474

Raksul, Inc.* (a)	3,200	32,361

Rentokil Initial plc	37,064	294,608

Ritchie Bros Auctioneers, Inc.	2,091	119,512

Sdiptech AB, Class B*	1,958	45,126

Secom Co. Ltd.	2,700	172,472

Securitas AB, Class B	11,275	100,909

Serco Group plc	79,745	152,452

SG Fleet Group Ltd.(a)	59,146	78,955

Smart Metering Systems plc	7,215	71,913

Societe BIC SA	328	20,260

Sohgo Security Services Co. Ltd.	1,900	52,954

SPIE SA	2,992	93,414

Takkt AG	2,728	43,730

TOPPAN, Inc.	4,100	86,778

TRE Holdings Corp.	4,200	36,582

Veridis Environment Ltd.* (a)	2,870	15,019

Waste Connections, Inc.(a)	3,936	546,913
		4,904,740

Communications Equipment – 0.2%

AudioCodes Ltd.(a)	1,936	19,294

Gilat Satellite Networks Ltd.* (a)	7,568	35,171

Nokia OYJ(a)	84,009	356,330

Spirent Communications plc	40,672	92,017

Telefonaktiebolaget LM Ericsson, Class A(a)	3,789	23,198

Telefonaktiebolaget LM Ericsson, Class B	66,420	365,019

VTech Holdings Ltd.	53,300	319,465
		1,210,494

Investments	Shares	Value

Construction & Engineering – 1.9%

Ackermans & van Haaren NV	454	$79,994

ACS Actividades de Construccion y Servicios SA	3,187	109,776

AF Gruppen ASA	704	10,681

Ashtrom Group Ltd.	1,861	29,151

Badger Infrastructure Solutions Ltd.	2,812	61,556

Balfour Beatty plc	217,177	1,045,474

Bouygues SA(a)	3,895	142,763

Burkhalter Holding AG	615	66,195

Chiyoda Corp.*	61,500	180,212

COMSYS Holdings Corp.	4,200	80,135

Eiffage SA	1,640	195,359

Elco Ltd.	231	7,947

Elecnor SA	15,539	204,145

Electra Ltd.	15	6,394

EXEO Group, Inc.	3,900	72,149

Ferrovial SA	7,051	221,308

Fugro NV*	7,040	99,717

Gold Finance Holdings Ltd.* ‡	89,827	—

Hazama Ando Corp.(a)	59,800	393,499

HOCHTIEF AG	442	36,964

INFRONEER Holdings, Inc.	4,100	32,248

Instalco AB(b)	11,606	60,874

JGC Holdings Corp.	5,400	66,982

Johns Lyng Group Ltd.(a)	12,324	55,056

Kajima Corp.	12,400	163,463

Kandenko Co. Ltd.	39,900	299,473

Kinden Corp.	2,300	31,249

Kumagai Gumi Co. Ltd.	13,100	277,653

Kyudenko Corp.	2,100	55,752

Maire Tecnimont SpA	56,580	242,861

Meshulam Levinstein Contracting & Engineering Ltd.(a)	533	36,643

MIRAIT ONE Corp.	36,900	457,168

Monadelphous Group Ltd.(a)	7,216	58,989

Morgan Sindall Group plc	15,662	333,474

NCC AB, Class B(a)	30,709	305,077

Nippon Densetsu Kogyo Co. Ltd.	1,700	21,923

Nippon Road Co. Ltd. (The)(a)	1,400	82,767

Nishimatsu Construction Co. Ltd.	1,700	44,571

NRW Holdings Ltd.(a)	169,986	270,728

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	127

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Construction & Engineering – (continued)

NYAB OYJ* (a)	33,784	$25,362

Obayashi Corp.	16,500	137,172

Okumura Corp.	12,300	300,804

Peab AB, Class B	3,999	21,111

Penta-Ocean Construction Co. Ltd.	9,700	46,945

Raito Kogyo Co. Ltd.	3,200	47,072

Sacyr SA(a)	28,456	94,309

Sanki Engineering Co. Ltd.	18,000	198,553

Shapir Engineering and Industry Ltd.(a)	2,525	17,894

Shikun & Binui Ltd.*	3,798	8,097

Shimizu Corp.	17,800	108,370

SHO-BOND Holdings Co. Ltd.	1,200	51,114

Skanska AB, Class B(a)	8,610	140,517

SNC-Lavalin Group, Inc.(a)	2,068	47,572

Stantec, Inc.	1,848	110,964

Sumitomo Densetsu Co. Ltd.	6,400	132,498

Sweco AB, Class B	4,708	62,974

Taihei Dengyo Kaisha Ltd.	5,400	163,787

Taikisha Ltd.	1,000	26,953

Taisei Corp.	4,600	155,906

Takamatsu Construction Group Co. Ltd.(a)	8,200	132,787

Toda Corp.	5,200	30,284

Totetsu Kogyo Co. Ltd.	1,800	35,837

Toyo Construction Co. Ltd.	8,200	58,595

Veidekke ASA	3,088	35,412

Vestum AB*	21,560	27,998

Vinci SA	8,077	1,000,488

Webuild SpA(a)	139,810	300,983

Worley Ltd.	7,728	76,810

WSP Global, Inc.	1,763	232,428

Yokogawa Bridge Holdings Corp.	14,800	241,078
		10,011,044

Construction Materials – 0.8%

Adbri Ltd.(a)	130,216	136,394

Boral Ltd.* (a)	3,476	9,464

Breedon Group plc	510,737	441,017

Brickworks Ltd.	1,435	23,708

Investments	Shares	Value

Construction Materials – (continued)

Buzzi Unicem SpA	3,148	$78,266

Cementir Holding NV	18,081	151,906

CRH plc	16,728	810,475

CSR Ltd.	24,887	86,345

HeidelbergCement AG	3,075	232,748

Holcim AG* (a)	12,177	804,731

Ibstock plc(b)	27,720	59,126

Imerys SA	1,103	45,348

James Hardie Industries plc, CHDI	6,190	136,996

Maeda Kosen Co. Ltd.(a)	1,200	28,554

Marshalls plc(a)	90,487	341,882

Mitani Sekisan Co. Ltd.	1,200	42,214

RHI Magnesita NV	9,266	263,209

Sumitomo Osaka Cement Co. Ltd.(a)	1,700	47,567

Taiheiyo Cement Corp.	2,200	39,261

Titan Cement International SA* (a)	15,908	257,114

Vicat SA	6,765	197,543

Wienerberger AG	2,596	78,241
		4,312,109

Consumer Finance – 0.3%

AEON Financial Service Co. Ltd.	400	3,543

Cembra Money Bank AG	1,722	138,236

Credit Corp. Group Ltd.(a)	3,350	39,871

Credit Saison Co. Ltd.	2,100	28,979

Direct Finance of Direct Group 2006 Ltd.(a)	574	71,078

goeasy Ltd.(a)	528	36,123

Gruppo MutuiOnline SpA	1,056	32,993

Isracard Ltd.	71,586	289,576

Jaccs Co. Ltd.	9,900	330,448

KRUK SA*	738	66,730

Latitude Group Holdings Ltd.(a)	88,452	75,113

Marui Group Co. Ltd.	3,200	50,762

Premium Group Co. Ltd.	4,100	48,809

Resurs Holding AB(b)	51,086	97,070

Sun Hung Kai & Co. Ltd.	164,000	60,378
		1,369,709

See Accompanying Notes to the Financial Statements.

128	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Consumer Staples Distribution & Retail – 1.7%

Aeon Co. Ltd.	13,813	$280,744

Ain Holdings, Inc.(a)	800	33,136

Alimentation Couche-Tard, Inc.	11,849	590,746

Arcs Co. Ltd.	19,218	348,469

Axfood AB	1,496	37,074

Axial Retailing, Inc.(a)	8,200	211,978

Belc Co. Ltd.	800	36,015

Carrefour SA	12,546	261,226

Casino Guichard Perrachon SA* (a)	20,500	174,493

Coles Group Ltd.	18,450	221,907

Cosmos Pharmaceutical Corp.(a)	200	19,653

Create SD Holdings Co. Ltd.	500	12,081

DFI Retail Group Holdings Ltd.	7,600	22,800

Dino Polska SA* (b)	1,012	103,261

Empire Co. Ltd., Class A	3,212	86,155

Endeavour Group Ltd.	23,616	105,969

Etablissements Franz Colruyt NV	1,044	28,987

Fuji Co. Ltd.	4,200	54,688

George Weston Ltd.	1,148	153,981

GrainCorp Ltd., Class A(a)	78,679	353,566

H2O Retailing Corp.(a)	5,615	66,144

Heiwado Co. Ltd.	13,500	204,436

HelloFresh SE*	3,046	81,480

Inageya Co. Ltd.(a)	2,998	36,307

J Sainsbury plc(a)	38,557	133,950

Jeronimo Martins SGPS SA	5,155	130,327

Kansai Food Market Ltd.(a)	8,200	92,620

Kato Sangyo Co. Ltd.	700	18,533

Kesko OYJ, Class A	2,248	46,707

Kesko OYJ, Class B	4,715	98,407

Kobe Bussan Co. Ltd.	1,900	53,094

Koninklijke Ahold Delhaize NV	22,960	791,359

Kusuri no Aoki Holdings Co. Ltd.	600	28,686

Lawson, Inc.	800	36,250

Life Corp.	12,300	259,794

Loblaw Cos. Ltd.	2,460	231,127

Marks & Spencer Group plc*	48,796	100,799

MARR SpA	10,578	165,829

MatsukiyoCocokara & Co.	2,400	128,139

Maxvalu Tokai Co. Ltd.	500	9,966

Metcash Ltd.(a)	17,514	45,139

Investments	Shares	Value

Consumer Staples Distribution & Retail – (continued)

Metro, Inc.	3,608	$205,419

Mitsubishi Shokuhin Co. Ltd.	8,200	210,774

North West Co., Inc. (The)	2,419	70,877

Ocado Group plc* (a)	13,642	86,625

Oisix ra daichi, Inc.*	2,000	37,161

Olam Group Ltd.	28,700	34,419

Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.(a)	574	32,595

Seven & i Holdings Co. Ltd.	12,600	568,626

Sheng Siong Group Ltd.	17,900	23,748

Shop Apotheke Europe NV* (b)	748	74,718

Shufersal Ltd.*	3,578	18,094

Sonae SGPS SA	333,658	380,883

Sugi Holdings Co. Ltd.	800	33,841

Sundrug Co. Ltd.	1,600	44,005

Tesco plc	166,418	587,979

Tsuruha Holdings, Inc.	900	58,760

United Super Markets Holdings, Inc.	2,000	17,258

Valor Holdings Co. Ltd.	16,400	250,158

Welcia Holdings Co. Ltd.	2,300	48,072

Woolworths Group Ltd.	18,819	482,911
		9,162,945

Containers & Packaging – 0.3%

Billerud AB	5,485	52,597

Cascades, Inc.	28,454	231,610

CCL Industries, Inc., Class B	2,759	129,600

DS Smith plc	26,376	102,804

FP Corp.	1,200	29,699

Fuji Seal International, Inc.(a)	2,000	22,605

Huhtamaki OYJ	2,051	73,907

Mayr Melnhof Karton AG	275	43,901

Orora Ltd.	19,096	43,285

Rengo Co. Ltd.	5,200	33,797

SIG Group AG(a)	6,150	164,728

Smurfit Kappa Group plc	4,018	148,779

Toyo Seikan Group Holdings Ltd.	5,600	78,757

Transcontinental, Inc., Class A(a)	25,379	273,007

Verallia SA(b)	1,364	55,446

Vidrala SA(a)	1,440	151,345

Winpak Ltd.	1,716	57,175
		1,693,042

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	129

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Distributors – 0.1%

Bapcor Ltd.(a)	17,917	$77,555

D’ieteren Group	343	64,564

Inchcape plc	6,396	64,996

Inter Cars SA	205	25,492

PALTAC Corp.	800	30,551

Uni-Select, Inc.*	2,169	74,427
		337,585

Diversified Consumer Services – 0.1%

AcadeMedia AB(b)	30,914	156,872

Auction Technology Group plc*	6,939	61,139

Benesse Holdings, Inc.	2,100	30,058

G8 Education Ltd.(a)	51,492	41,515

IDP Education Ltd.(a)	2,501	46,542

InvoCare Ltd.(a)	6,933	50,856

LITALICO, Inc.	1,200	21,398

Pearson plc	13,448	149,928
		558,308

Diversified REITs – 0.4%

Activia Properties, Inc., REIT	15	43,624

Argosy Property Ltd., REIT	68,432	47,339

Artis REIT, REIT(a)	21,279	110,451

British Land Co. plc (The), REIT(a)	10,868	54,667

Centuria Capital Group, REIT(a)	24,500	27,767

Charter Hall Group, REIT	8,140	59,872

Charter Hall Long Wale REIT, REIT(a)	7,926	22,785

Cromwell European REIT, REIT(b)	23,174	39,399

Daiwa House REIT Investment Corp., REIT	42	89,296

GPT Group (The), REIT(a)	29,568	86,171

Growthpoint Properties Australia Ltd., REIT	4,004	8,600

H&R REIT, REIT	2,788	24,153

Hankyu Hanshin REIT, Inc., REIT	26	27,840

Heiwa Real Estate REIT, Inc., REIT	43	50,306

Hulic Reit, Inc., REIT(a)	24	27,619

ICADE, REIT	836	39,244

Land Securities Group plc, REIT	12,222	103,570

LXI REIT plc, REIT(b)	24,805	32,861

Investments	Shares	Value

Diversified REITs – (continued)

Menivim- The New REIT Ltd., REIT	257,398	$107,944

Merlin Properties Socimi SA, REIT	2,992	26,458

Mirvac Group, REIT	63,924	101,808

NIPPON REIT Investment Corp., REIT	18	42,169

Nomura Real Estate Master Fund, Inc., REIT(a)	52	60,759

NTT UD REIT Investment Corp., REIT	24	23,107

OUE Commercial REIT, REIT	175,177	42,673

Reit 1 Ltd., REIT	68,675	292,720

Sekisui House Reit, Inc., REIT(a)	55	31,142

Sella Capital Real Estate Ltd., REIT	73,127	149,815

Star Asia Investment Corp., REIT	66	26,998

Stockland, REIT(a)	53,956	158,673

Stride Property Group, REIT(a)	32,713	26,065

Sunlight REIT, REIT	55,000	21,300

Suntec REIT, REIT	43,500	44,017

Takara Leben Real Estate Investment Corp., REIT	246	165,307

Tokyu REIT, Inc., REIT	22	29,341

UK Commercial Property REIT Ltd., REIT	63,932	43,071

United Urban Investment Corp., REIT	40	44,358
		2,333,289

Diversified Telecommunication Services – 1.3%

BCE, Inc.	4,797	230,318

Bezeq The Israeli Telecommunication Corp. Ltd.(a)	38,130	51,557

BT Group plc	151,864	303,209

Cellnex Telecom SA(b)	8,938	376,644

Chorus Ltd.	8,733	46,604

Deutsche Telekom AG (Registered)	76,260	1,842,100

Elisa OYJ	2,378	147,858

Gamma Communications plc	4,867	71,083

Helios Towers plc*	26,527	34,775

HKBN Ltd.	51,500	36,280

HKT Trust & HKT Ltd.	53,400	70,067

See Accompanying Notes to the Financial Statements.

130	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Diversified Telecommunication Services – (continued)

Infrastrutture Wireless Italiane SpA(b)	5,179	$72,013

Internet Initiative Japan, Inc.	2,000	41,171

Koninklijke KPN NV	53,546	195,611

NetLink NBN Trust(b)	61,600	40,400

Nippon Telegraph & Telephone Corp.	25,600	780,042

NOS SGPS SA	9,348	41,157

Orange SA	41,984	547,676

PCCW Ltd.	77,035	40,137

Proximus SADP	2,464	21,028

RAI Way SpA(b)	8,120	52,084

Singapore Telecommunications Ltd.	106,600	203,748

Spark New Zealand Ltd.	29,930	96,683

Swisscom AG (Registered)	369	254,140

Telecom Italia SpA*	96,272	27,846

Telecom Italia SpA* (a)	172,942	50,959

Telefonica Deutschland Holding AG	10,209	34,545

Telefonica SA	126,485	576,013

Telekom Austria AG*	4,091	31,977

Telenor ASA	12,054	149,898

Telia Co. AB(a)	38,581	107,424

Telstra Group Ltd.	63,919	184,593

TELUS Corp.	7,585	160,614

United Internet AG (Registered)	1,848	31,745

Vantage Towers AG	1,148	41,216
		6,993,215

Electric Utilities – 1.4%

Acciona SA	369	68,439

BKW AG	440	75,636

Chubu Electric Power Co., Inc.	12,300	137,214

Chugoku Electric Power Co., Inc. (The)*	4,206	22,116

CK Infrastructure Holdings Ltd.	11,000	62,498

CLP Holdings Ltd.	25,500	189,709

Contact Energy Ltd.	11,528	55,752

EDP - Energias de Portugal SA	39,811	219,757

Elia Group SA/NV(a)	640	87,896

Emera, Inc.(a)	4,182	177,757

Investments	Shares	Value

Electric Utilities – (continued)

Endesa SA(a)	5,986	$134,616

Enea SA*	97,908	158,795

Enel SpA	169,125	1,157,440

EVN AG	748	18,043

Fortis, Inc.(a)	7,298	320,105

Fortum OYJ	10,537	157,392

Genesis Energy Ltd.	15,998	26,778

HK Electric Investments & HK Electric Investments Ltd.(b)	44,500	28,061

Hokkaido Electric Power Co., Inc.*	14,800	55,650

Hokuriku Electric Power Co.*	66,100	308,255

Hydro One Ltd.(b)	4,633	135,543

Iberdrola SA	90,839	1,181,372

Infratil Ltd.	8,272	48,793

Kansai Electric Power Co., Inc. (The)	20,500	221,312

Kyushu Electric Power Co., Inc.*	9,100	52,997

Manawa Energy Ltd.(a)	5,123	15,568

Mercury NZ Ltd.	10,742	42,065

Okinawa Electric Power Co., Inc. (The)*	17,170	139,968

Origin Energy Ltd.	26,363	145,299

Orsted A/S(b)	2,870	257,868

PGE Polska Grupa Energetyczna SA*	25,070	41,555

Power Assets Holdings Ltd.	22,500	128,409

Red Electrica Corp. SA	6,806	124,016

Romande Energie Holding SA	21	30,436

Shikoku Electric Power Co., Inc.*	73,800	435,218

SSE plc	16,389	378,513

Tauron Polska Energia SA*	396,880	197,890

Terna - Rete Elettrica Nazionale	21,416	185,836

Tohoku Electric Power Co., Inc.*	10,900	56,035

Tokyo Electric Power Co. Holdings, Inc.*	22,400	80,115

Verbund AG	656	58,590
		7,419,307

Electrical Equipment – 1.3%

ABB Ltd. (Registered)	25,953	936,588

Alfen N.V.* (a) (b)	1,230	99,454

Ballard Power Systems, Inc.* (a)	13,202	58,306

Ceres Power Holdings plc* (a)	5,412	23,767

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	131

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electrical Equipment – (continued)

Daihen Corp.	8,200	$268,586

DiscoverIE Group plc	4,796	50,937

Energiekontor AG	410	32,816

Fagerhult AB	6,336	40,460

Fuji Electric Co. Ltd.	1,500	60,037

Fujikura Ltd.	8,200	55,403

Furukawa Electric Co. Ltd.(a)	24,600	447,503

GARO AB(b)	1,980	15,703

GS Yuasa Corp.	27,300	476,770

Hexatronic Group AB	2,337	19,708

Huber + Suhner AG (Registered)	867	71,304

Idec Corp.	2,200	53,479

Legrand SA	4,264	403,429

Mabuchi Motor Co. Ltd.	1,600	44,946

Mitsubishi Electric Corp.	47,000	579,540

NEL ASA* (a)	12,688	17,333

Nexans SA	451	38,762

Nidec Corp.	8,310	409,138

NKT A/S* (a)	2,706	141,968

Nordex SE*	7,130	85,642

PNE AG	2,173	35,553

PowerCell Sweden AB* (a)	2,948	24,935

Prysmian SpA	3,936	161,082

Sanyo Denki Co. Ltd.(a)	4,100	203,547

Schneider Electric SE(a)	8,774	1,528,723

Siemens Energy AG*	6,384	156,323

Signify NV(a) (b)	2,730	91,051

TKH Group NV, CVA	2,194	106,140

Varta AG	1,008	26,096

Vestas Wind Systems A/S*	15,621	431,427
		7,196,456

Electronic Equipment, Instruments & Components – 1.8%

Ai Holdings Corp.	3,800	66,085

Alps Alpine Co. Ltd.	5,348	48,506

ALSO Holding AG (Registered)	369	79,103

Amano Corp.	800	16,210

Anritsu Corp.	600	5,473

AT&S Austria Technologie & Systemtechnik AG	8,733	267,062

Azbil Corp.	2,100	58,374

Barco NV	3,731	109,072

Investments	Shares	Value

Electronic Equipment, Instruments & Components – (continued)

Basler AG	792	$17,068

Canon Marketing Japan, Inc.	1,500	37,344

Celestica, Inc.*	36,695	397,712

Citizen Watch Co. Ltd.(a)	106,600	586,372

Codan Ltd.	7,304	35,188

Comet Holding AG (Registered)	462	111,600

Daiwabo Holdings Co. Ltd.	32,800	615,459

Dustin Group AB* (b)	30,750	105,585

Elematec Corp.	4,100	51,760

FIH Mobile Ltd.* (a)	328,000	34,263

FIT Hon Teng Ltd.* (a) (b)	615,000	121,435

Halma plc	6,519	189,111

Hamamatsu Photonics KK	2,700	142,371

Hexagon AB, Class B(a)	30,791	350,769

Hioki EE Corp.	700	46,319

Hirose Electric Co. Ltd.	582	78,133

Horiba Ltd.	800	43,829

Hosiden Corp.	20,500	261,359

Ibiden Co. Ltd.	2,800	109,397

Inficon Holding AG (Registered)	82	89,182

Iriso Electronics Co. Ltd.	1,200	40,803

Jenoptik AG	2,585	82,419

Kaga Electronics Co. Ltd.	8,300	292,586

Keyence Corp.	3,000	1,346,161

Kitron ASA*	9,471	35,657

Kyocera Corp.	5,700	297,673

Lagercrantz Group AB, Class B	2,640	33,923

Landis+Gyr Group AG* (a)	1,102	91,127

LEM Holding SA (Registered)	27	59,821

Macnica Holdings, Inc.	2,100	57,294

Meiko Electronics Co. Ltd.(a)	8,200	163,681

Murata Manufacturing Co. Ltd.	9,400	543,987

Mycronic AB	924	19,602

NCAB Group AB	9,298	70,841

Nichicon Corp.	3,200	30,105

Nippon Electric Glass Co. Ltd.	2,200	41,830

Nissha Co. Ltd.(a)	16,400	222,095

Nohmi Bosai Ltd.	2,500	32,112

Novonix Ltd.* (a)	27,446	17,866

Oki Electric Industry Co. Ltd.(a)	32,800	177,050

Omron Corp.	2,500	145,816

Oxford Instruments plc	3,036	105,320

See Accompanying Notes to the Financial Statements.

132	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electronic Equipment, Instruments & Components – (continued)

PAX Global Technology Ltd.	246,000	$202,130

Renishaw plc	880	39,863

Restar Holdings Corp.	8,200	127,608

Riken Keiki Co. Ltd.	1,200	45,827

Ryosan Co. Ltd.	8,200	192,707

Sensirion Holding AG* (a) (b)	733	79,555

Sesa SpA	294	35,995

SES-imagotag SA*	246	39,380

Shimadzu Corp.	4,900	152,220

Softwareone Holding AG* (a)	6,068	91,424

Spectris plc	2,112	99,785

Taiyo Yuden Co. Ltd.	2,500	76,011

Tamura Corp.	8,200	46,611

TDK Corp.	6,700	228,557

Topcon Corp.	6,400	90,337

Vaisala OYJ, Class A	836	35,210

Venture Corp. Ltd.	4,500	57,239

VSTECS Holdings Ltd.	250,000	143,314

Yokogawa Electric Corp.	4,900	79,133
		9,844,816

Energy Equipment & Services – 0.7%

Aker Solutions ASA(a)	7,560	26,814

Borr Drilling Ltd.*	10,894	74,997

BW Offshore Ltd.	41,194	109,274

John Wood Group plc*	247,312	700,648

Lapidoth Capital Ltd.(a)	7,913	120,312

Pason Systems, Inc.	2,898	25,213

Petrofac Ltd.* (a)	20,076	18,029

PGS ASA* (a)	318,652	228,547

Precision Drilling Corp.* (a)	872	43,391

Saipem SpA*	416,109	636,707

SBM Offshore NV	10,291	145,538

Schoeller-Bleckmann Oilfield Equipment AG	615	38,701

Secure Energy Services, Inc.	16,104	74,922

Subsea 7 SA	3,608	41,054

Technip Energies NV	45,920	1,020,504

Tenaris SA	7,474	107,679

TGS ASA	1,927	30,065

Vallourec SA*	5,740	65,494
		3,507,889

Investments	Shares	Value

Entertainment – 0.5%

Bollore SE	12,858	$86,875

Capcom Co. Ltd.	3,400	127,595

CD Projekt SA	1,193	32,574

CTS Eventim AG & Co. KGaA*	704	46,322

Daiichikosho Co. Ltd.	2,200	39,261

DeNA Co. Ltd.*	1,100	15,389

Embracer Group AB*	13,161	68,530

EVT Ltd.	2,282	18,112

Kahoot! ASA*	22,755	58,999

Kinepolis Group NV* (a)	1,030	52,194

Koei Tecmo Holdings Co. Ltd.	2,492	45,717

Konami Group Corp.	1,000	49,132

MIXI, Inc.	4,200	88,525

Modern Times Group MTG AB, Class B*	7,040	56,520

Nexon Co. Ltd.	8,200	184,879

Nintendo Co. Ltd.	18,000	756,274

Paradox Interactive AB	952	23,389

Shochiku Co. Ltd.	800	71,443

Square Enix Holdings Co. Ltd.	1,800	88,305

Stillfront Group AB*	160,351	340,798

Team17 Group plc*	5,676	25,826

Toei Animation Co. Ltd.(a)	200	20,225

Toho Co. Ltd.	1,200	47,501

Ubisoft Entertainment SA*	1,425	41,674

Universal Music Group NV	11,480	251,070
		2,637,129

Financial Services – 1.6%

Aareal Bank AG*	3,608	130,252

Adyen NV* (b)	451	722,957

AMP Ltd.	65,142	48,861

Banca Mediolanum SpA	4,444	40,201

BFF Bank SpA(b)	10,956	105,472

Burford Capital Ltd.	12,915	169,796

Challenger Ltd.	9,812	39,100

Creades AB, Class A	20,582	170,660

Deutsche Pfandbriefbank AG(b)	48,011	442,585

ECN Capital Corp.(a)	16,720	38,955

Edenred	4,059	264,028

eGuarantee, Inc.	2,800	43,306

Element Fleet Management Corp.(a)	7,708	100,705

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	133

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Financial Services – (continued)

Eurazeo SE	1,144	$81,651

Financial Partners Group Co. Ltd.	4,100	33,152

First National Financial Corp.	1,452	40,478

Fuyo General Lease Co. Ltd.	1,000	72,853

GMO Payment Gateway, Inc.	1,000	77,773

GRENKE AG	1,804	64,628

Groupe Bruxelles Lambert NV(a)	1,312	117,759

HAL Trust	1,379	189,693

Helia Group Ltd.(a)	109,347	228,348

Home Capital Group, Inc.(a)	14,309	459,454

Hypoport SE*	252	40,368

Industrivarden AB, Class A	3,388	96,713

Industrivarden AB, Class C(a)	3,828	109,086

Investment AB Oresund	9,198	110,119

Investor AB, Class A	7,798	170,598

Investor AB, Class B	27,506	589,419

Japan Securities Finance Co. Ltd.	4,700	35,276

Kinnevik AB, Class B*	4,578	74,914

L E Lundbergforetagen AB, Class B	1,348	64,514

Liberty Financial Group Ltd.(a) (b)	27,280	69,047

M&G plc	48,380	124,719

Mitsubishi HC Capital, Inc.	15,729	81,322

Mizuho Leasing Co. Ltd.	12,438	347,111

Network International Holdings plc* (b)	14,574	70,927

Nexi SpA* (b)	15,170	125,708

Nuvei Corp.* (b)	1,328	53,872

Omni Bridgeway Ltd.* (a)	16,277	24,633

ORIX Corp.	26,100	440,862

OSB Group plc	128,002	799,280

Paragon Banking Group plc	85,321	538,881

PEUGEOT INVEST	308	37,811

Plus500 Ltd.	3,444	72,074

Pushpay Holdings Ltd.*	37,926	33,263

Ricoh Leasing Co. Ltd.	5,400	155,657

Sofina SA	316	72,494

SRH NV*‡	2,857	—

Svolder AB, Class B	31,980	192,680

Tokyo Century Corp.	600	20,490

Tyro Payments Ltd.*	8,888	9,280

Investments	Shares	Value

Financial Services – (continued)

Wendel SE	497	$55,747

Wise plc, Class A*	9,328	64,484

Worldline SA* (b)	4,346	188,945

Zenkoku Hosho Co. Ltd.	600	21,988
		8,574,949

Food Products – 2.7%

a2 Milk Co. Ltd. (The)* (a)	12,579	45,839

AAK AB	2,860	57,550

Agrana Beteiligungs AG	5,885	110,774

Ajinomoto Co., Inc.	8,200	294,180

Ariake Japan Co. Ltd.	800	32,314

Aryzta AG*	62,524	111,272

Associated British Foods plc	5,043	123,982

Ausnutria Dairy Corp. Ltd.*	98,000	46,691

AustAsia Group Ltd.*	40,364	16,454

Austevoll Seafood ASA	3,432	32,166

Bakkafrost P/F	820	59,519

Barry Callebaut AG (Registered)	41	87,707

Bega Cheese Ltd.	22,616	56,495

Bell Food Group AG (Registered)	820	260,727

Bumitama Agri Ltd.	282,900	121,926

Calbee, Inc.	600	12,972

Chocoladefabriken Lindt & Spruengli AG	24	297,152

Chocoladefabriken Lindt & Spruengli AG (Registered)	2	246,728

Cloetta AB, Class B	16,456	34,814

Costa Group Holdings Ltd.(a)	28,801	47,392

Cranswick plc	3,006	121,281

Danone SA(a)	9,799	648,978

DyDo Group Holdings, Inc.	500	18,654

Ebro Foods SA	1,618	30,081

Elders Ltd.	12,136	65,043

Emmi AG (Registered)	41	42,794

First Pacific Co. Ltd.	820,000	273,685

First Resources Ltd.	5,100	5,849

Fuji Oil Holdings, Inc.	1,200	18,463

Glanbia plc(a)	3,500	53,130

Golden Agri-Resources Ltd.	213,400	43,987

Grieg Seafood ASA	3,299	27,556

Hilton Food Group plc	27,101	230,949

House Foods Group, Inc.	2,400	52,701

See Accompanying Notes to the Financial Statements.

134	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Food Products – (continued)

Inghams Group Ltd.(a)	17,712	$32,891

Itoham Yonekyu Holdings, Inc.	6,200	33,922

Japfa Ltd.	201,820	31,767

JDE Peet’s NV	1,804	54,969

Kagome Co. Ltd.	900	21,812

Kameda Seika Co. Ltd.	900	29,942

Kerry Group plc, Class A(a)	2,419	254,880

Kewpie Corp.	2,100	35,256

Kikkoman Corp.	3,500	206,404

Kotobuki Spirits Co. Ltd.	500	36,720

KWS Saat SE & Co. KGaA	704	45,700

Leroy Seafood Group ASA	5,456	28,604

Lotus Bakeries NV	6	41,466

Maple Leaf Foods, Inc.(a)	3,772	77,203

Maruha Nichiro Corp.(a)	16,400	304,718

Megmilk Snow Brand Co. Ltd.	18,400	263,639

MEIJI Holdings Co. Ltd.	3,400	82,025

Morinaga & Co. Ltd.	1,100	32,596

Morinaga Milk Industry Co. Ltd.	1,200	45,122

Mowi ASA	6,888	130,852

Nestle SA (Registered)	42,517	5,470,532

Neto Malinda Trading Ltd.* (a)	615	10,766

NH Foods Ltd.	3,200	93,298

Nichirei Corp.	1,600	32,831

Nippn Corp.	5,600	72,753

Nisshin Oillio Group Ltd. (The)	9,300	232,218

Nisshin Seifun Group, Inc.	2,690	32,577

Nissin Foods Holdings Co. Ltd.	1,500	144,530

Nissui Corp.	114,800	500,798

Orkla ASA	12,859	92,133

Premier Foods plc	236,488	372,741

Premium Brands Holdings Corp.(a)	660	49,494

Prima Meat Packers Ltd.(a)	8,200	138,508

Riken Vitamin Co. Ltd.	1,800	26,928

S Foods, Inc.	7,200	159,689

Sakata Seed Corp.	1,400	40,818

Salmar ASA(a)	788	34,826

Saputo, Inc.	4,349	112,485

Savencia SA	1,676	116,569

Schouw & Co. A/S	420	35,771

Societe LDC SA	1,617	203,509

Investments	Shares	Value

Food Products – (continued)

Strauss Group Ltd.*	952	$21,093

Suedzucker AG	1,979	40,026

Synlait Milk Ltd.*	1,760	1,750

Tate & Lyle plc	5,494	56,279

Toyo Suisan Kaisha Ltd.	1,800	80,241

United Malt Grp Ltd.	25,168	73,182

Vilmorin & Cie SA	1,612	76,614

Viscofan SA	943	64,755

Vitasoy International Holdings Ltd.(a)	60,000	105,938

WH Group Ltd.(b)	150,500	83,591

Wilmar International Ltd.	69,700	205,315

Yakult Honsha Co. Ltd.	2,500	187,824

Yamazaki Baking Co. Ltd.	2,900	38,868
		14,529,543

Gas Utilities – 0.3%

AltaGas Ltd.	3,813	66,628

APA Group	15,936	108,262

Brookfield Infrastructure Corp., Class A(a)	1,506	64,102

Enagas SA(a)	4,223	84,642

Hong Kong & China Gas Co. Ltd.	190,907	169,265

Italgas SpA	6,908	45,225

Keppel Infrastructure Trust	108,947	40,013

Naturgy Energy Group SA(a)	3,034	94,792

Nippon Gas Co. Ltd.	1,900	26,707

Osaka Gas Co. Ltd.	9,500	157,258

Rubis SCA	3,034	89,701

Saibu Gas Holdings Co. Ltd.	1,400	19,463

Shizuoka Gas Co. Ltd.(a)	4,100	34,687

Snam SpA	29,438	163,798

Superior Plus Corp.	10,208	75,640

Toho Gas Co. Ltd.	2,000	37,337

Tokyo Gas Co. Ltd.	8,200	168,077
		1,445,597

Ground Transportation – 1.2%

ALD SA(b)	2,214	26,667

Aurizon Holdings Ltd.	31,840	71,962

Canadian National Railway Co.(a)	9,266	1,103,339

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	135

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Ground Transportation – (continued)

Canadian Pacific Kansas City Ltd.	14,227	$1,120,286

Central Japan Railway Co.	2,900	358,760

ComfortDelGro Corp. Ltd.	18,400	16,412

East Japan Railway Co.(a)	5,500	315,221

Firstgroup plc	31,646	44,708

Fukuyama Transporting Co. Ltd.	13,300	353,586

Hankyu Hanshin Holdings, Inc.	4,300	133,738

Keikyu Corp.	5,700	55,257

Keio Corp.(a)	1,800	66,625

Keisei Electric Railway Co. Ltd.	2,900	102,122

Kelsian Group Ltd.(a)	14,850	59,863

Kintetsu Group Holdings Co. Ltd.	2,200	74,160

Kyushu Railway Co.(a)	2,100	47,578

MTR Corp. Ltd.	25,264	126,000

Mullen Group Ltd.	30,709	339,853

Nagoya Railroad Co. Ltd.	4,400	70,767

Nankai Electric Railway Co. Ltd.	3,000	69,842

National Express Group plc	29,395	44,853

Nikkon Holdings Co. Ltd.	23,100	445,154

Nishi-Nippon Railroad Co. Ltd.	1,100	20,099

NTG Nordic Transport Group A/S* (a)	792	42,056

Odakyu Electric Railway Co. Ltd.	4,600	64,119

Redde Northgate plc	85,649	404,772

Seibu Holdings, Inc.	6,700	74,742

Seino Holdings Co. Ltd.	3,100	34,286

Sixt SE	308	38,186

Sixt SE (Preference)	298	23,720

Stef SA	1,230	142,853

TFI International, Inc.	1,271	136,837

Tobu Railway Co. Ltd.	4,000	101,788

Tokyu Corp.	8,300	116,913

West Japan Railway Co.	4,100	177,381
		6,424,505

Health Care Equipment & Supplies – 1.3%

Advanced Medical Solutions Group plc	10,648	32,790

Alcon, Inc.	7,790	567,325

Ambu A/S, Class B* (a)	3,172	50,366

Ansell Ltd.	2,200	38,906

Investments	Shares	Value

Health Care Equipment & Supplies – (continued)

Arjo AB, Class B	11,562	$51,130

Asahi Intecc Co. Ltd.	3,200	57,436

BioMerieux	825	86,435

Carl Zeiss Meditec AG	715	96,144

Cellavision AB	1,320	22,521

Cochlear Ltd.	990	161,362

Coloplast A/S, Class B	1,845	265,902

ConvaTec Group plc(a) (b)	26,224	72,448

Demant A/S*	1,980	84,874

DiaSorin SpA	293	31,856

Eckert & Ziegler Strahlen- und Medizintechnik AG	820	42,367

Eiken Chemical Co. Ltd.	1,600	18,531

El.En. SpA	2,684	34,669

Elekta AB, Class B	6,069	50,920

EssilorLuxottica SA	2,578	507,006

EssilorLuxottica SA	2,055	407,008

Fisher & Paykel Healthcare Corp. Ltd.	10,109	172,829

Fukuda Denshi Co. Ltd.	8,200	251,724

Getinge AB, Class B	2,980	75,508

Hogy Medical Co. Ltd.	1,200	29,964

Hoya Corp.	5,100	532,229

Japan Lifeline Co. Ltd.	3,000	20,512

Jeol Ltd.	1,100	31,829

Koninklijke Philips NV(a)	19,680	414,676

Medacta Group SA(b)	336	45,225

Medistim ASA	1,188	29,225

Menicon Co. Ltd.	1,900	40,117

Nagaileben Co. Ltd.	1,500	23,233

Nanosonics Ltd.* (a)	16,777	63,196

Nihon Kohden Corp.	2,300	63,511

Nipro Corp.	1,000	7,506

Olympus Corp.	20,500	356,433

Paramount Bed Holdings Co. Ltd.	1,600	28,236

PolyNovo Ltd.* (a)	32,604	35,121

Revenio Group OYJ	1,457	54,851

Riverstone Holdings Ltd.	217,300	98,540

Siemens Healthineers AG(b)	4,715	293,687

Smith & Nephew plc	14,391	237,767

Sonova Holding AG (Registered)	785	248,540

STRATEC SE	308	21,184

Straumann Holding AG (Registered)	1,826	274,192

See Accompanying Notes to the Financial Statements.

136	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Health Care Equipment & Supplies – (continued)

Surgical Science Sweden AB*	1,584	$28,893

Sysmex Corp.	2,700	172,630

Terumo Corp.	12,200	363,406

Xvivo Perfusion AB*	1,892	56,443

Ypsomed Holding AG (Registered)	204	47,559
		6,798,762

Health Care Providers & Services – 0.6%

Alfresa Holdings Corp.	5,500	79,371

Amplifon SpA	2,112	77,597

Arvida Group Ltd.(a)	264,737	170,055

As One Corp.	800	33,724

BML, Inc.(a)	8,200	183,373

Chartwell Retirement Residences(a)	5,472	35,746

China Evergrande New Energy Vehicle Group Ltd.* ‡	40,000	—

CVS Group plc	4,356	116,071

dentalcorp Holdings Ltd.* (a)	6,768	44,262

EBOS Group Ltd.	2,066	56,530

Fagron	3,775	70,266

Fresenius Medical Care AG & Co. KGaA	4,182	203,329

Fresenius SE & Co. KGaA	9,061	262,288

Galenica AG(b)	792	71,142

H.U. Group Holdings, Inc.	20,500	413,568

Healius Ltd.(a)	27,347	54,036

Korian SA(a)	25,420	220,440

Mediclinic International plc	7,011	43,955

Medicover AB, Class B	3,403	56,101

Medipal Holdings Corp.	5,100	77,718

Mediterranean Towers Ltd.	30,668	57,441

NMC Health plc*	2,074	8

Oceania Healthcare Ltd.(a)	256,373	109,261

Raffles Medical Group Ltd.	4,124	4,544

Ramsay Health Care Ltd.	2,952	126,160

Ryman Healthcare Ltd.(a)	11,375	37,237

Ship Healthcare Holdings, Inc.	1,900	33,391

Solasto Corp.	4,400	20,390

Sonic Healthcare Ltd.	7,462	174,764

Spire Healthcare Group plc* (b)	14,036	40,312

Investments	Shares	Value

Health Care Providers & Services – (continued)

Summerset Group Holdings Ltd.	6,801	$34,193

Suzuken Co. Ltd.	1,880	53,294

Terveystalo OYJ(a) (b)	27,183	237,979

Toho Holdings Co. Ltd.	4,200	83,590

Uniphar plc(a)	15,050	50,344
		3,332,480

Health Care REITs – 0.1%

Aedifica SA, REIT	704	58,874

Assura plc, REIT	171,872	109,957

Cofinimmo SA, REIT	526	50,318

NorthWest Healthcare Properties REIT, REIT	4,268	25,646

Parkway Life REIT, REIT	12,500	36,353

Primary Health Properties plc, REIT	79,089	105,869

Vital Healthcare Property Trust, REIT(a)	29,416	42,333
		429,350

Health Care Technology – 0.1%

CompuGroup Medical SE & Co. KGaA	1,599	87,876

Craneware plc	1,936	32,850

EMIS Group plc	3,630	74,461

M3, Inc.	6,500	158,484

Medley, Inc.*	1,000	25,961

Pro Medicus Ltd.(a)	1,100	44,663

Sectra AB, Class B*	2,948	46,474
		470,769

Hotel & Resort REITs – 0.1%

CapitaLand Ascott Trust, REIT	32,566	26,362

CDL Hospitality Trusts, REIT	38,294	36,166

Far East Hospitality Trust, REIT	53,976	25,084

Frasers Hospitality Trust, REIT	39,200	14,103

Hoshino Resorts REIT, Inc., REIT(a)	16	83,193

Invincible Investment Corp., REIT	121	52,162

Japan Hotel REIT Investment Corp., REIT	77	43,430
		280,500

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	137

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Hotels, Restaurants & Leisure – 1.6%

Accor SA*	2,133	$75,637

Amadeus IT Group SA*	6,765	476,046

AmRest Holdings SE*	6,191	27,990

Arcland Service Holdings Co. Ltd.(a)	1,400	29,354

Aristocrat Leisure Ltd.	10,373	259,873

Atom Corp.*	5,800	35,695

Autogrill SpA*	902	6,612

Basic-Fit NV* (a) (b)	2,632	111,638

Betsson AB, Class B*	42,886	462,841

Cafe de Coral Holdings Ltd.	4,000	5,585

Carnival plc* (a)	8,733	71,830

Collins Foods Ltd.(a)	6,204	35,423

Colowide Co. Ltd.	3,500	53,413

Compass Group plc	27,142	715,387

Corporate Travel Management Ltd.	3,366	46,535

Create Restaurants Holdings, Inc.	4,400	31,991

Dalata Hotel Group plc* (a)	8,159	41,029

Deliveroo plc* (b)	60,106	82,649

Delivery Hero SE* (b)	3,485	139,008

Demae-Can Co. Ltd.* (a)	8,800	24,365

Domino’s Pizza Enterprises Ltd.(a)	1,398	46,581

Domino’s Pizza Group plc(a)	24,948	92,253

Entain plc	9,553	173,383

Evolution AB(a) (b)	3,034	403,873

Flight Centre Travel Group Ltd.* (a)	4,576	59,483

Flutter Entertainment plc*	2,333	466,598

Food & Life Cos. Ltd.	2,000	47,957

Fuji Kyuko Co. Ltd.(a)	1,000	38,262

Galaxy Entertainment Group Ltd.*	36,000	254,526

Genting Singapore Ltd.	104,400	88,425

Greggs plc	1,558	55,183

Heiwa Corp.	2,450	48,311

HIS Co. Ltd.* (a)	4,400	66,017

Hongkong & Shanghai Hotels Ltd. (The)*	25,000	24,491

Ichibanya Co. Ltd.	1,000	39,658

Imperial Hotel Ltd.(a)	2,700	39,301

Investments	Shares	Value

Hotels, Restaurants & Leisure – (continued)

InterContinental Hotels Group plc	2,911	$199,772

J D Wetherspoon plc*	6,583	58,995

Jumbo Interactive Ltd.	3,476	30,023

Just Eat Takeaway.com NV* (a) (b)	3,403	59,582

Kindred Group plc, SDR	5,043	61,850

KOMEDA Holdings Co. Ltd.	1,200	22,587

Kura Sushi, Inc.(a)	1,400	33,415

Kyoritsu Maintenance Co. Ltd.	1,100	44,270

La Francaise des Jeux SAEM(b)	1,897	81,133

Lottery Corp. Ltd. (The)	32,062	106,788

Mandarin Oriental International Ltd.*	8,000	14,560

McDonald’s Holdings Co. Japan Ltd.(a)	1,100	45,805

Melco International Development Ltd.*	62,000	71,558

Melia Hotels International SA*	9,988	64,672

MGM China Holdings Ltd.*	65,200	88,540

Mitchells & Butlers plc*	22,924	50,452

MOS Food Services, Inc.	2,100	48,195

MTY Food Group, Inc.	1,452	62,970

NagaCorp Ltd.* (a)	40,000	32,306

Ohsho Food Service Corp.	704	32,004

Oriental Land Co. Ltd.	18,000	634,392

Playtech plc*	16,601	120,396

Restaurant Brands International, Inc.	4,469	312,959

Restaurant Brands New Zealand Ltd.(a)	1,154	5,296

Round One Corp.	82,000	351,691

Royal Holdings Co. Ltd.	1,600	33,783

Saizeriya Co. Ltd.	1,800	45,078

Sands China Ltd.*	40,400	143,332

Scandic Hotels Group AB* (a) (b)	9,870	35,199

Shangri-La Asia Ltd.*	32,000	29,473

SJM Holdings Ltd.* (a)	76,000	39,308

SkiStar AB	2,828	36,366

Skylark Holdings Co. Ltd.*	3,700	49,563

Societe des Bains de Mer et du Cercle des Etrangers a Monaco	451	48,695

See Accompanying Notes to the Financial Statements.

138	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Hotels, Restaurants & Leisure – (continued)

Sodexo SA	1,394	$149,588

SSP Group plc*	43,337	140,424

Star Entertainment Grp Ltd. (The)* (a)	18,272	15,335

Tabcorp Holdings Ltd.	125,870	87,340

Tokyotokeiba Co. Ltd.	1,200	37,719

Toridoll Holdings Corp.(a)	1,100	23,371

Trainline plc* (a) (b)	33,203	104,082

TUI AG*	10,307	65,733

Webjet Ltd.* (a)	20,377	99,649

Whitbread plc	2,508	102,355

Wynn Macau Ltd.*	12,800	13,746

Yoshinoya Holdings Co. Ltd.(a)	4,900	90,396

Zensho Holdings Co. Ltd.	1,800	57,041
		8,758,990

Household Durables – 1.5%

Ariston Holding NV	5,411	61,768

Azorim-Investment Development & Construction Co. Ltd.* (a)	26,773	63,722

Barratt Developments plc	22,673	142,488

Bellway plc	2,640	80,035

Berkeley Group Holdings plc	2,068	115,589

Breville Group Ltd.(a)	2,420	32,865

Cairn Homes plc(a)	250,715	285,502

Casio Computer Co. Ltd.	3,600	34,053

Chervon Holdings Ltd.	28,700	145,513

Danya Cebus Ltd.	2,870	55,807

De’ Longhi SpA	1,012	23,529

Dom Development SA	2,244	73,547

Duniec Brothers Ltd.* (a)	984	43,566

Electra Consumer Products 1970 Ltd.(a)	656	15,379

Electrolux AB, Class B(a)	3,198	48,186

Fiskars OYJ Abp(a)	574	9,924

Fujitsu General Ltd.	2,100	53,901

Glenveagh Properties plc* (b)	34,100	35,613

GN Store Nord A/S* (a)	2,064	55,029

Haseko Corp.	3,500	42,592

Iida Group Holdings Co. Ltd.	5,400	95,575

JM AB(a)	17,138	274,515

Investments	Shares	Value

Household Durables – (continued)

JS Global Lifestyle Co. Ltd.(b)	22,000	$19,422

Ki-Star Real Estate Co. Ltd.(a)	3,300	98,759

Man Wah Holdings Ltd.	52,000	43,588

Nagawa Co. Ltd.(a)	500	23,244

Nikon Corp.	5,800	59,463

Open House Group Co. Ltd.	1,800	71,516

Panasonic Holdings Corp.	49,200	460,149

Persimmon plc	6,929	114,437

Pressance Corp.	8,400	120,604

Redrow plc	105,411	685,641

Rinnai Corp.	1,800	43,359

Sangetsu Corp.	2,256	37,494

SEB SA	616	70,591

Sekisui Chemical Co. Ltd.	10,500	148,827

Sekisui House Ltd.	16,000	327,838

Sharp Corp.* (a)	6,200	43,985

Sony Group Corp.	19,200	1,809,099

Sumitomo Forestry Co. Ltd.	3,300	70,888

Tama Home Co. Ltd.(a)	4,400	120,046

Taylor Wimpey plc	81,549	131,404

Token Corp.(a)	2,600	150,655

Victoria plc* (a)	5,192	34,000

Videndum plc	2,376	23,443

Vistry Group plc(a)	127,059	1,249,656

YIT OYJ(a)	63,747	165,244

Zojirushi Corp.(a)	5,400	70,472
		7,982,522

Household Products – 0.4%

Earth Corp.	600	21,922

Essity AB, Class A	616	18,677

Essity AB, Class B	8,938	270,739

Henkel AG & Co. KGaA	1,650	122,047

Henkel AG & Co. KGaA (Preference)	2,870	232,186

Lion Corp.	2,700	29,386

Pigeon Corp.	2,400	37,226

Reckitt Benckiser Group plc	11,234	907,917

Sano-Brunos Enterprises Ltd.(a)	308	16,863

Unicharm Corp.	8,200	329,771
		1,986,734

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	139

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Independent Power and Renewable Electricity Producers – 0.3%

Boralex, Inc., Class A	2,081	$60,606

Brookfield Renewable Corp.	2,068	69,025

Capital Power Corp.(a)	1,845	60,072

Corp. ACCIONA Energias Renovables SA* (a)	1,276	45,867

Doral Group Renewable Energy Resources Ltd.* (a)	2,244	4,793

Drax Group plc	9,389	74,299

EDP Renovaveis SA*	3,895	86,690

Electric Power Development Co. Ltd.	3,100	49,472

Encavis AG	2,296	39,733

Enlight Renewable Energy Ltd.*	1,428	23,396

eRex Co. Ltd.	2,700	34,383

ERG SpA	704	21,296

Greenvolt-Energias Renovaveis SA*	4,875	33,180

Grenergy Renovables SA* (a)	861	25,265

Innergex Renewable Energy, Inc.	2,404	24,637

Meridian Energy Ltd.	20,828	70,240

Neoen SA(b)	1,507	45,253

Northland Power, Inc.	3,566	87,448

Orron Energy ab*	67,199	78,223

RENOVA, Inc.*	1,000	14,086

RWE AG*	10,578	496,904

Scatec ASA(b)	988	6,423

Solaria Energia y Medio Ambiente SA*	4,811	76,005

TransAlta Corp.(a)	3,906	34,789

Uniper SE	28,946	122,712

Voltalia SA (Registered)* (a)	2,112	32,130
		1,716,927

Industrial Conglomerates – 1.1%

Aker ASA, Class A(a)	264	16,051

Arad Investment & Industrial Development Ltd.(a)	943	99,838

Bonheur ASA	336	7,480

Brookfield Business Corp., Class A(a)	9,922	182,083

CK Hutchison Holdings Ltd.	61,356	410,348

Investments	Shares	Value

Industrial Conglomerates – (continued)

DCC plc	2,132	$132,485

Hikari Tsushin, Inc.	400	54,287

Hitachi Ltd.	20,500	1,126,886

Investment AB Latour, Class B	2,024	43,707

Italmobiliare SpA	1,024	28,941

Jardine Cycle & Carriage Ltd.	3,600	91,420

Jardine Matheson Holdings Ltd.	5,800	279,560

Keihan Holdings Co. Ltd.	2,500	68,575

Keppel Corp. Ltd.	20,500	94,806

Lifco AB, Class B	4,576	104,170

Nisshinbo Holdings, Inc.	56,700	433,896

Nolato AB, Class B	11,029	61,074

Noritsu Koki Co. Ltd.	9,100	148,698

NWS Holdings Ltd.	44,000	38,059

Siemens AG (Registered)	11,521	1,893,886

Smiths Group plc	5,370	113,460

Storskogen Group AB, Class B(a)	558,871	507,695

TOKAI Holdings Corp.(a)	6,895	44,712

Toshiba Corp.	5,700	184,188
		6,166,305

Industrial REITs – 0.4%

Advance Logistics Investment Corp., REIT	44	44,561

AIMS APAC REIT, REIT	53,300	54,732

ARGAN SA, REIT	991	77,460

CapitaLand Ascendas REIT, REIT	60,035	128,696

Centuria Industrial REIT, REIT(a)	20,824	42,936

CRE Logistics REIT, Inc., REIT	44	60,524

Dexus Industria REIT, REIT	18,568	34,235

Dream Industrial REIT, REIT(a)	7,093	77,608

Frasers Logistics & Commercial Trust, REIT(b)	43,839	44,360

GLP J-REIT, REIT(a)	74	84,508

Goodman Group, REIT	25,707	328,047

Goodman Property Trust, REIT	19,085	25,757

Granite REIT, REIT	484	30,069

Industrial & Infrastructure Fund Investment Corp., REIT(a)	44	50,345

Japan Logistics Fund, Inc., REIT	19	45,070

LaSalle Logiport REIT, REIT	44	52,219

LondonMetric Property plc, REIT	19,734	47,772

See Accompanying Notes to the Financial Statements.

140	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Industrial REITs – (continued)

Mapletree Industrial Trust, REIT	35,086	$62,590

Mapletree Logistics Trust, REIT	61,515	80,228

Mitsubishi Estate Logistics REIT Investment Corp., REIT(a)	15	45,992

Mitsui Fudosan Logistics Park, Inc., REIT	9	33,775

Montea NV, REIT	651	57,065

Nippon Prologis REIT, Inc., REIT	41	93,192

Property for Industry Ltd., REIT	26,697	37,926

Segro plc, REIT	17,794	186,705

SOSiLA Logistics REIT, Inc., REIT	41	40,709

Tritax Big Box REIT plc, REIT	33,836	65,962

Urban Logistics REIT plc, REIT	29,257	51,997

Warehouses De Pauw CVA, REIT	2,992	89,582
		2,074,622

Insurance – 4.4%

Admiral Group plc	4,387	127,429

Aegon NV	31,078	141,461

Ageas SA/NV	4,346	193,791

AIA Group Ltd.	179,200	1,939,265

Allianz SE (Registered)	8,815	2,213,489

Alm Brand A/S	57,708	106,761

ASR Nederland NV	3,374	148,400

Assicurazioni Generali SpA	26,117	544,370

AUB Group Ltd.(a)	5,876	106,670

Aviva plc	60,639	322,399

AXA SA	43,378	1,416,087

Baloise Holding AG (Registered)	984	164,838

Beazley plc	10,373	77,640

Clal Insurance Enterprises Holdings Ltd.* (a)	1,230	18,769

Coface SA	38,253	585,326

Conduit Holdings Ltd.(a)	58,630	357,038

Dai-ichi Life Holdings, Inc.	24,700	456,124

Definity Financial Corp.	1,025	27,773

Direct Line Insurance Group plc	33,036	71,274

Fairfax Financial Holdings Ltd.	533	372,074

Gjensidige Forsikring ASA	2,860	49,570

Great Eastern Holdings Ltd.	2,400	30,635

Great-West Lifeco, Inc.(a)	5,912	167,906

Grupo Catalana Occidente SA	704	22,772

Investments	Shares	Value

Insurance – (continued)

Hannover Rueck SE	1,312	$280,420

Harel Insurance Investments & Financial Services Ltd.	3,957	35,180

Helvetia Holding AG (Registered)	880	131,597

Hiscox Ltd.	5,060	75,174

iA Financial Corp., Inc.	2,378	159,392

IDI Insurance Co. Ltd.	3,036	78,228

Insurance Australia Group Ltd.	40,754	134,123

Intact Financial Corp.(a)	2,788	421,273

Japan Post Holdings Co. Ltd.	53,300	437,626

Japan Post Insurance Co. Ltd.	4,400	71,058

Just Group plc	366,950	407,257

Lancashire Holdings Ltd.	89,257	687,146

Legal & General Group plc	128,002	376,633

Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	40,084	37,084

Manulife Financial Corp.	40,836	805,399

Mapfre SA	22,440	45,014

Medibank Pvt Ltd.	48,899	115,041

Menora Mivtachim Holdings Ltd.(a)	492	10,262

Migdal Insurance & Financial Holdings Ltd.* (a)	26,952	28,831

MS&AD Insurance Group Holdings, Inc.	9,600	313,385

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)*	3,116	1,171,342

nib holdings Ltd.	11,260	57,446

NN Group NV	7,184	267,834

Phoenix Group Holdings plc	19,311	143,642

Phoenix Holdings Ltd. (The)(a)	5,085	54,046

Poste Italiane SpA(b)	11,425	118,892

Power Corp. of Canada(a)	12,063	322,765

Powszechny Zaklad Ubezpieczen SA	12,439	114,812

Protector Forsikring ASA	4,092	59,326

Prudential plc	59,942	912,757

PSC Insurance Group Ltd.	14,212	43,955

QBE Insurance Group Ltd.(a)	30,996	314,015

Sampo OYJ, Class A	7,708	391,103

SCOR SE	3,124	80,773

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	141

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Insurance – (continued)

Sompo Holdings, Inc.	8,200	$340,430

Steadfast Group Ltd.	17,908	70,179

Storebrand ASA	12,259	94,072

Sun Life Financial, Inc.	12,546	614,766

Suncorp Group Ltd.	27,306	225,204

Swiss Life Holding AG (Registered)*	656	432,493

Swiss Re AG	6,273	632,339

T&D Holdings, Inc.	8,200	99,606

Talanx AG	968	48,689

Tokio Marine Holdings, Inc.	45,100	900,907

Topdanmark A/S	880	46,455

Trisura Group Ltd.*	3,061	70,663

Tryg A/S	5,002	118,173

Unipol Gruppo SpA	6,080	34,206

UnipolSai Assicurazioni SpA(a)	11,528	31,028

Wuestenrot & Wuerttembergische AG	8,323	151,612

Zurich Insurance Group AG	3,321	1,611,154
		23,886,668

Interactive Media & Services – 0.2%

Adevinta ASA*	6,732	51,634

Auto Trader Group plc(b)	14,842	118,571

Baltic Classifieds Group plc	16,280	33,231

Better Collective A/S*	2,464	52,128

carsales.com Ltd.	6,842	107,432

Domain Holdings Australia Ltd.(a)	12,956	28,511

Hemnet Group AB	2,993	49,021

Infocom Corp.	1,600	26,462

Kakaku.com, Inc.	1,600	21,891

Karnov Group AB*	5,418	29,316

Moneysupermarket.com Group plc	29,179	100,490

New Work SE	159	28,963

REA Group Ltd.	1,056	98,321

Rightmove plc	13,244	95,583

Scout24 SE(b)	1,232	76,847

SEEK Ltd.	5,397	87,097

Wirtualna Polska Holding SA(b)	1,936	54,121

Z Holdings Corp.	39,500	107,507
		1,167,126

Investments	Shares	Value

IT Services – 1.2%

Addnode Group AB	9,676	$122,728

Adesso SE	220	32,935

Alten SA	616	104,730

Atea ASA*	2,420	33,139

Atos SE* (a)	40,590	561,710

Bechtle AG	1,364	63,321

BIPROGY, Inc.	1,100	26,416

Bouvet ASA	5,764	36,068

CANCOM SE	1,981	71,209

Capgemini SE	2,378	432,914

CGI, Inc.*	3,239	328,390

Change Holdings, Inc.	3,500	58,888

Computacenter plc	1,092	31,513

Comture Corp.	2,300	33,749

Converge Technology Solutions Corp.*	11,792	28,691

Data#3 Ltd.	12,760	64,002

Digital Garage, Inc.	1,300	45,636

DTS Corp.	2,100	49,583

Econocom Group SA/NV	35,152	120,886

FDM Group Holdings plc	5,818	49,214

Formula Systems 1985 Ltd.	389	24,465

Fujitsu Ltd.	2,600	344,846

Future Corp.	3,400	43,173

GFT Technologies SE	924	36,458

GMO internet group, Inc.	1,200	23,989

Indra Sistemas SA(a)	46,740	619,211

Itochu Techno-Solutions Corp.(a)	2,400	61,954

Kainos Group plc	4,469	69,652

Keywords Studios plc(a)	4,346	147,487

KNOW IT AB	1,144	26,489

Kontron AG	3,168	61,311

Matrix IT Ltd.	924	16,488

Megaport Ltd.* (a)	10,561	39,293

NCC Group plc	23,672	31,955

NEC Corp.	3,300	126,266

NEC Networks & System Integration Corp.	2,400	29,787

NET One Systems Co. Ltd.	2,300	53,968

Netcompany Group A/S* (b)	1,886	72,855

NEXTDC Ltd.* (a)	10,736	81,449

Nomura Research Institute Ltd.	6,445	161,876

NS Solutions Corp.	800	21,680

See Accompanying Notes to the Financial Statements.

142	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

IT Services – (continued)

NTT Data Corp.	9,800	$132,356

Obic Co. Ltd.	700	107,495

One Software Technologies Ltd.(a)	3,388	36,196

Otsuka Corp.	2,500	90,607

Reply SpA	484	56,372

SCSK Corp.	2,700	40,610

SHIFT, Inc.*	300	55,411

Shopify, Inc., Class A*	18,532	896,882

Societe pour l’Informatique Industrielle	656	36,646

Softcat plc	2,288	38,449

Sopra Steria Group SACA	396	85,688

SUNeVision Holdings Ltd.	90,000	51,020

TechMatrix Corp.	3,300	39,164

TietoEVRY OYJ	2,254	72,064

TIS, Inc.	4,600	125,671
		6,255,005

Leisure Products – 0.2%

Bandai Namco Holdings, Inc.	8,700	196,663

Beneteau SA	13,817	222,403

BRP, Inc.	926	69,107

Games Workshop Group plc	684	85,284

MIPS AB(a) (b)	1,517	81,727

Sanlorenzo SpA	984	44,159

Sega Sammy Holdings, Inc.	2,600	48,423

Shimano, Inc.	1,100	169,809

Snow Peak, Inc.(a)	1,600	24,124

Spin Master Corp.(b)	1,936	55,027

Technogym SpA(b)	4,905	44,756

Thule Group AB(a) (b)	2,024	58,349

Tomy Co. Ltd.(a)	4,600	51,788

Universal Entertainment Corp.*	300	6,286

Yamaha Corp.	2,800	109,602

Yonex Co. Ltd.	5,600	66,543
		1,334,050

Life Sciences Tools & Services – 0.4%

AddLife AB, Class B	6,847	80,904

Bachem Holding AG, Class B	686	74,839

Investments	Shares	Value

Life Sciences Tools & Services – (continued)

Biotage AB	3,690	$45,832

Chemometec A/S*	902	52,079

Ergomed plc*	2,420	32,546

Eurofins Scientific SE(a)	2,050	143,170

Evotec SE*	3,042	55,833

Gerresheimer AG	1,506	164,101

Lonza Group AG (Registered)	1,148	714,300

Oxford Nanopore Technologies plc*	14,008	40,460

QIAGEN NV*	3,549	158,722

Sartorius AG (Preference)	410	159,148

Sartorius Stedim Biotech	410	109,765

Siegfried Holding AG (Registered)*	88	67,875

SKAN Group AG	451	43,679

Tecan Group AG (Registered)	220	95,855

Wuxi Biologics Cayman, Inc.* (b)	57,500	340,243
		2,379,351

Machinery – 3.5%

Aalberts NV	1,454	67,066

Alfa Laval AB(a)	4,920	180,113

Alstom SA	6,601	165,718

Amada Co. Ltd.	7,200	66,837

ANDRITZ AG	1,517	98,560

Atlas Copco AB, Class A(a)	36,941	533,375

Atlas Copco AB, Class B	25,871	331,167

ATS Corp.*	1,476	63,206

AutoStore Holdings Ltd.* (a) (b)	15,006	32,044

Beijer Alma AB	2,304	52,337

Bodycote plc	11,283	97,924

Bucher Industries AG (Registered)	82	36,926

Burckhardt Compression Holding AG	132	81,568

Bystronic AG	55	39,857

Cargotec OYJ, Class B	684	37,795

CKD Corp.	23,000	347,960

CNH Industrial NV	21,525	302,867

Concentric AB	2,420	50,843

Construcciones y Auxiliar de Ferrocarriles SA	6,273	194,950

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	143

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Machinery – (continued)

Daetwyler Holding AG	176	$44,591

Daifuku Co. Ltd.	6,900	126,178

Daimler Truck Holding AG*	11,726	387,588

Danieli & C Officine Meccaniche SpA(a)	4,305	112,164

Danieli & C Officine Meccaniche SpA (Retirement Savings Plan)	13,899	284,794

DMG Mori Co. Ltd.	2,100	33,467

Duerr AG	3,321	115,124

Ebara Corp.	1,100	47,744

Electrolux Professional AB, Class B	13,038	75,885

Epiroc AB, Class A	9,440	188,667

Epiroc AB, Class B	7,339	125,998

FANUC Corp.	15,500	522,377

Fincantieri SpA* (a)	198,567	121,228

FLSmidth & Co. A/S(a)	2,870	113,247

Fluidra SA	912	15,636

Fuji Corp.	1,000	16,686

Fujitec Co. Ltd.(a)	2,400	63,629

GEA Group AG	3,034	142,489

Georg Fischer AG (Registered)	1,554	113,051

Giken Ltd.	1,200	18,780

Glory Ltd.	4,200	88,957

Harmonic Drive Systems, Inc.	1,500	45,551

Hino Motors Ltd.*	10,300	40,318

Hitachi Construction Machinery Co. Ltd.	2,800	68,476

Hitachi Zosen Corp.	12,400	76,495

Hoshizaki Corp.	2,400	84,251

Husqvarna AB, Class B	7,480	64,392

IHI Corp.	2,500	62,516

IMI plc	3,784	75,860

Indutrade AB	5,016	120,152

Interpump Group SpA	1,584	88,276

Interroll Holding AG (Registered)	41	149,941

Iveco Group NV*	71,832	646,316

Japan Steel Works Ltd. (The)(a)	900	16,240

Jungheinrich AG (Preference)	3,036	117,445

Kardex Holding AG (Registered)	264	60,064

Kawasaki Heavy Industries Ltd.	2,800	60,415

Investments	Shares	Value

Machinery – (continued)

KION Group AG	1,419	$58,621

Komatsu Ltd.	20,100	493,625

Komax Holding AG (Registered)	258	68,265

Kone OYJ, Class B	6,314	360,383

Konecranes OYJ	1,394	54,587

Krones AG	246	32,264

Kubota Corp.	20,500	308,332

Kurita Water Industries Ltd.(a)	2,500	104,102

Makino Milling Machine Co. Ltd.	8,200	298,094

Makita Corp.	4,600	129,049

Manitou BF SA	4,059	100,377

Max Co. Ltd.	2,800	44,499

Meidensha Corp.(a)	15,800	213,390

Metso Outotec OYJ(a)	12,669	139,866

MINEBEA MITSUMI, Inc.	7,311	134,231

MISUMI Group, Inc.	3,900	97,668

Mitsubishi Heavy Industries Ltd.	8,200	308,753

Mitsubishi Logisnext Co. Ltd.	4,300	31,106

Mitsuboshi Belting Ltd.	1,300	37,091

Miura Co. Ltd.	2,100	55,675

Morgan Advanced Materials plc	100,409	386,815

Nabtesco Corp.	2,900	69,430

Nachi-Fujikoshi Corp.	8,200	230,647

NGK Insulators Ltd.	7,900	98,630

Nitta Corp.	8,200	185,782

Noritake Co. Ltd.	4,100	140,315

NSK Ltd.	9,600	53,864

NTN Corp.	184,500	451,206

OC Oerlikon Corp. AG (Registered)(a)	73,062	408,632

OKUMA Corp.	10,200	450,204

Organo Corp.	8,200	196,923

OSG Corp.	1,600	22,361

Palfinger AG	787	25,935

Pfeiffer Vacuum Technology AG	220	36,675

Rational AG	55	39,772

Rotork plc	13,640	56,061

Sandvik AB(a)	16,810	341,698

Schindler Holding AG	658	146,896

Schindler Holding AG (Registered)	343	73,182

Sembcorp Marine Ltd.*	649,543	60,370

See Accompanying Notes to the Financial Statements.

144	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Machinery – (continued)

SFS Group AG	220	$28,722

Shibaura Machine Co. Ltd.	8,200	189,696

Skellerup Holdings Ltd.(a)	10,736	32,360

SKF AB, Class A(a)	1,408	25,395

SKF AB, Class B	7,626	137,766

SMC Corp.	900	447,802

Spirax-Sarco Engineering plc	1,148	160,020

Stabilus SE	1,516	99,081

Stadler Rail AG	1,056	43,994

Sulzer AG (Registered)	943	78,932

Sumitomo Heavy Industries Ltd.	3,300	79,249

Tadano Ltd.(a)	8,900	69,153

Takeuchi Manufacturing Co. Ltd.(a)	12,300	335,130

Takuma Co. Ltd.	28,900	300,535

Techtronic Industries Co. Ltd.	26,500	284,921

THK Co. Ltd.(a)	1,700	37,829

Tocalo Co. Ltd.	3,800	35,442

TOMRA Systems ASA(a)	3,872	59,034

Toyota Industries Corp.	4,100	236,368

Trelleborg AB, Class B	4,682	117,492

Troax Group AB	1,806	40,884

Tsubakimoto Chain Co.	10,400	256,248

Union Tool Co.	500	11,916

Valmet OYJ(a)	3,228	109,121

VAT Group AG(a) (b)	451	158,753

Vesuvius plc	78,597	400,489

Volvo AB, Class A	3,212	67,952

Volvo AB, Class B	34,850	716,213

Wacker Neuson SE	10,537	257,086

Wartsila OYJ Abp	5,720	66,306

Weir Group plc (The)	3,920	90,658

Yaskawa Electric Corp.	4,100	165,909
		19,001,933

Marine Transportation – 0.8%

AP Moller – Maersk A/S, Class A	65	116,015

AP Moller – Maersk A/S, Class B	123	222,177

Clarkson plc	1,408	54,861

D/S Norden A/S(a)	9,307	585,056

Investments	Shares	Value

Marine Transportation – (continued)

Dfds A/S	11,726	$471,729

Golden Ocean Group Ltd.(a)	4,796	43,989

Gram Car Carriers ASA(a)	4,879	81,506

Hoegh Autoliners ASA	16,728	108,118

Iino Kaiun Kaisha Ltd.	36,900	275,602

Irish Continental Group plc	7,708	39,825

Kawasaki Kisen Kaisha Ltd.(a)	6,000	142,107

Kuehne + Nagel International AG (Registered)(a)	820	243,130

Mitsui OSK Lines Ltd.(a)	9,300	229,486

MPC Container Ships ASA(a)	117,342	192,074

Nippon Yusen KK(a)	12,300	289,332

NS United Kaiun Kaisha Ltd.(a)	4,100	119,539

Odfjell SE, Class A	12,054	112,297

Pacific Basin Shipping Ltd.(a)	1,845,000	639,295

SITC International Holdings Co. Ltd.	24,000	44,210

Stolt-Nielsen Ltd.	1,435	41,274

Wallenius Wilhelmsen ASA	2,952	21,979

Wilh Wilhelmsen Holding ASA, Class A	4,368	114,194

Wilh Wilhelmsen Holding ASA, Class B	2,747	67,833
		4,255,628

Media – 1.2%

4imprint Group plc	1,517	85,993

Ascential plc*	26,292	84,334

Cogeco Communications, Inc.(a)	6,724	325,516

CyberAgent, Inc.	6,300	54,642

Cyfrowy Polsat SA	8,140	34,212

Dentsu Group, Inc.	3,800	136,048

Eutelsat Communications SA(a)	63,714	423,800

Future plc(a)	40,631	576,060

Hakuhodo DY Holdings, Inc.	4,700	55,055

Informa plc	19,680	178,741

IPSOS	14,268	774,362

ITV plc	82,500	83,764

JCDecaux SE*	968	21,459

Kadokawa Corp.	2,200	46,661

Mediaset Espana Comunicacion SA* (a)	18,450	61,473

Metropole Television SA	24,518	396,274

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	145

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Media – (continued)

MFE-MediaForEurope NV, Class A	268,550	$127,130

MFE-MediaForEurope NV, Class B(a)	107,794	79,495

Next 15 Group plc	5,104	54,016

Nine Entertainment Co. Holdings Ltd.(a)	10,556	14,370

Nippon Television Holdings, Inc.	2,400	21,521

oOh!media Ltd.	47,520	51,659

ProSiebenSat.1 Media SE	63,427	568,590

Publicis Groupe SA	5,166	422,726

Quebecor, Inc., Class B(a)	2,728	70,337

RTL Group SA(a)	1,056	49,524

S4 Capital plc*	22,509	41,362

Schibsted ASA, Class A	1,144	20,203

Schibsted ASA, Class B	2,493	40,248

SES SA, ADR	5,964	36,971

Seven West Media Ltd.* (a)	391,386	99,579

SKY Perfect JSAT Holdings, Inc.	48,100	186,515

Stroeer SE & Co. KGaA	620	34,032

Telenet Group Holding NV	17,138	398,084

Television Francaise 1	35,383	285,549

TV Asahi Holdings Corp.	8,400	96,668

TX Group AG	205	23,908

ValueCommerce Co. Ltd.	1,400	13,490

Viaplay Group AB, Class B* (a)	1,188	30,252

Vivendi SE	11,795	129,618

WPP plc	22,796	265,664

YouGov plc	7,040	75,213
		6,575,118

Metals & Mining – 5.4%

Acerinox SA	4,674	50,548

Agnico Eagle Mines Ltd.	7,672	434,764

Alamos Gold, Inc., Class A	3,991	51,524

Algoma Steel Group, Inc.(a)	36,228	266,308

Alleima AB*	77,572	397,644

Allkem Ltd.*	8,316	67,321

Altius Minerals Corp.	1,599	25,052

Alumina Ltd.(a)	42,504	42,695

Investments	Shares	Value

Metals & Mining – (continued)

AMG Advanced Metallurgical Group NV	11,480	$428,125

Anglo American plc	28,864	887,025

Antofagasta plc	5,371	98,596

Aperam SA	1,594	59,040

ArcelorMittal SA	13,046	370,296

Argosy Minerals Ltd.*	70,684	18,918

Asahi Holdings, Inc.	28,100	412,735

Aurubis AG	738	69,091

AVZ Minerals Ltd.* ‡ (a)	111,012	45,510

B2Gold Corp.	27,675	108,757

Barrick Gold Corp.	26,978	515,600

Bekaert SA	12,423	578,773

Bellevue Gold Ltd.* (a)	49,941	46,700

BHP Group Ltd.	111,397	3,268,582

BlueScope Steel Ltd.	10,209	134,055

Boliden AB(a)	5,863	209,318

Capricorn Metals Ltd.*	19,272	56,420

Capstone Copper Corp.* (a)	139,441	654,899

Centamin plc(a)	422,751	548,890

Centerra Gold, Inc.	17,010	114,880

Chalice Mining Ltd.* (a)	18,163	95,304

Champion Iron Ltd.(a)	6,468	27,655

Daido Steel Co. Ltd.(a)	13,100	501,237

De Grey Mining Ltd.*	86,240	92,042

Deterra Royalties Ltd.(a)	29,807	90,611

Dowa Holdings Co. Ltd.	1,100	35,787

Dundee Precious Metals, Inc.	69,618	510,214

Eldorado Gold Corp.*	7,175	79,193

Endeavour Mining plc	3,344	86,499

Equinox Gold Corp.*	14,247	70,694

Eramet SA(a)	3,813	370,861

ERO Copper Corp.*	4,268	83,957

Evolution Mining Ltd.	35,786	84,191

Falcon Metals Ltd.*	1	—	(d)

Ferrexpo plc	106,641	144,894

Filo Mining Corp.*	4,428	73,588

First Majestic Silver Corp.	3,432	24,216

First Quantum Minerals Ltd.(a)	9,143	221,918

Fortescue Metals Group Ltd.	37,802	523,112

Fortuna Silver Mines, Inc.* (a)	9,512	35,627

Franco-Nevada Corp.	2,958	448,356

See Accompanying Notes to the Financial Statements.

146	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Metals & Mining – (continued)

Fresnillo plc	3,872	$34,622

Glencore plc	263,958	1,555,996

Gold Road Resources Ltd.(a)	59,159	73,304

Grange Resources Ltd.	183,065	74,402

Granges AB(a)	39,073	387,787

Grupa Kety SA	308	42,086

Hill & Smith plc	5,236	90,556

Hudbay Minerals, Inc.	79,417	397,583

IAMGOLD Corp.*	25,911	74,124

IGO Ltd.(a)	10,332	93,884

Iluka Resources Ltd.	9,909	71,836

Imdex Ltd.	25,872	35,563

ioneer Ltd.* (a)	110,528	22,278

Ivanhoe Mines Ltd., Class A*	10,250	88,799

Jastrzebska Spolka Weglowa SA*	1,189	12,293

Jervois Global Ltd.* (a)	58,236	3,387

JFE Holdings, Inc.	12,300	144,711

K92 Mining, Inc.*	16,544	78,554

KGHM Polska Miedz SA	3,026	87,072

Kinross Gold Corp.	22,985	115,747

Kobe Steel Ltd.(a)	11,000	81,350

Labrador Iron Ore Royalty Corp.(a)	23,206	522,704

Lake Resources NL* (a)	76,296	21,176

Liontown Resources Ltd.* (a)	27,470	49,741

Lithium Americas Corp.* (a)	2,508	50,075

Lundin Gold, Inc.	6,342	80,333

Lundin Mining Corp.	12,726	97,113

Lynas Rare Earths Ltd.*	13,899	59,061

MAG Silver Corp.* (a)	4,656	60,487

Maruichi Steel Tube Ltd.	2,000	45,019

Mineral Resources Ltd.	2,952	143,737

Mitsubishi Materials Corp.	3,800	61,954

Mitsui Mining & Smelting Co. Ltd.(a)	20,500	486,285

Newcrest Mining Ltd.	14,350	274,254

Nickel Industries Ltd.(a)	729,800	458,174

Nippon Light Metal Holdings Co. Ltd.	24,600	256,722

Nippon Steel Corp.	20,215	429,494

Investments	Shares	Value

Metals & Mining – (continued)

Norsk Hydro ASA	29,930	$218,979

Northern Star Resources Ltd.	17,556	156,161

Novagold Resources, Inc.* (a)	16,044	86,827

OceanaGold Corp.(a)	249,854	571,074

Orla Mining Ltd.*	10,780	48,642

OSAKA Titanium Technologies Co. Ltd.(a)	1,300	27,410

Osisko Gold Royalties Ltd.(a)	9,030	146,605

Osisko Mining, Inc.*	17,794	50,641

Outokumpu OYJ(a)	7,392	40,339

OZ Minerals Ltd.	5,248	91,906

Pan American Silver Corp.(a)	6,800	120,929

Perseus Mining Ltd.	37,802	55,709

Pilbara Minerals Ltd.(a)	35,307	98,930

Regis Resources Ltd.(a)	40,098	56,442

Rio Tinto Ltd.	8,159	605,238

Rio Tinto plc	23,370	1,483,081

Salzgitter AG	13,899	549,947

Sandfire Resources Ltd.*	160,146	688,969

Sandstorm Gold Ltd.	13,772	79,100

Sanyo Special Steel Co. Ltd.	8,600	151,139

Sayona Mining Ltd.* (a)	407,175	53,816

Seabridge Gold, Inc.*	5,588	78,239

Silver Lake Resources Ltd.* (a)	70,620	59,270

SilverCrest Metals, Inc.* (a)	9,416	61,579

Sims Ltd.(a)	3,192	33,013

South32 Ltd.	102,254	286,516

SSAB AB, Class A	6,150	43,565

SSAB AB, Class B	12,333	83,108

SSR Mining, Inc.	3,864	55,269

Stelco Holdings, Inc.	12,464	435,041

Straits Trading Co. Ltd.	53,300	86,293

Sumitomo Metal Mining Co. Ltd.	5,900	217,039

Syrah Resources Ltd.* (a)	49,077	37,460

Teck Resources Ltd., Class B(a)	9,922	461,681

thyssenkrupp AG	8,316	59,712

Tietto Minerals Ltd.*	308,443	122,301

Toho Titanium Co. Ltd.(a)	1,700	25,194

Tokyo Steel Manufacturing Co. Ltd.	4,100	40,980

UACJ Corp.	11,100	220,019

voestalpine AG	1,880	65,130

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	147

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Metals & Mining – (continued)

Vulcan Energy Resources Ltd.* (a)	6,732	$26,515

Wesdome Gold Mines Ltd.* (a)	8,888	55,505

West African Resources Ltd.* (a)	352,231	226,953

Wheaton Precious Metals Corp.(a)	6,929	341,520

Yamato Kogyo Co. Ltd.	1,300	50,791

Yodogawa Steel Works Ltd.	11,100	231,432
		29,010,294

Multi-Utilities – 0.7%

A2A SpA	29,479	52,072

ACEA SpA	1,552	22,788

AGL Energy Ltd.	12,344	67,708

Algonquin Power & Utilities Corp.(a)	11,661	99,045

Atco Ltd., Class I	1,064	35,121

Canadian Utilities Ltd., Class A(a)	1,628	47,017

Centrica plc	133,045	191,472

E.ON SE	51,127	677,613

Engie SA	40,426	647,853

Hera SpA	19,272	60,084

Iren SpA	221,523	479,096

National Grid plc	59,901	861,689

REN – Redes Energeticas Nacionais SGPS SA	17,917	52,121

Sembcorp Industries Ltd.	16,300	52,291

Telecom Plus plc	4,728	107,324

Veolia Environnement SA(a)	10,824	342,837
		3,796,131

Office REITs – 0.2%

Allied Properties REIT, REIT	1,540	25,865

Centuria Office REIT, REIT	32,185	30,309

Champion REIT, REIT(a)	108,000	44,989

CLS Holdings plc, REIT	14,403	24,548

Covivio SA, REIT	660	37,525

Cromwell Property Group, REIT	24,477	9,220

Derwent London plc, REIT	1,508	45,528

Dexus, REIT	14,476	74,427

Gecina SA, REIT	704	78,421

Investments	Shares	Value

Office REITs – (continued)

Global One Real Estate Investment Corp., REIT(a)	48	$37,120

Great Portland Estates plc, REIT(a)	14,238	95,474

Ichigo Office REIT Investment Corp., REIT(a)	41	26,527

Inmobiliaria Colonial Socimi SA, REIT	7,185	45,967

Japan Excellent, Inc., REIT(a)	82	70,097

Japan Prime Realty Investment Corp., REIT	13	33,750

Japan Real Estate Investment Corp., REIT	24	95,002

Kenedix Office Investment Corp., REIT(a)	18	39,724

Keppel REIT, REIT	27,933	18,215

Manulife US REIT, REIT(b)	663,790	118,818

Mirai Corp., REIT(a)	88	29,341

Mori Hills REIT Investment Corp., REIT	16	18,061

Nippon Building Fund, Inc., REIT	24	100,466

One REIT, Inc., REIT(a)	14	24,727

Orix JREIT, Inc., REIT	49	63,263

Precinct Properties New Zealand Ltd., REIT	22,735	17,413

Workspace Group plc, REIT	8,954	53,728
		1,258,525

Oil, Gas & Consumable Fuels – 5.9%

Advantage Energy Ltd.*	63,591	357,269

Africa Oil Corp.	148,200	286,282

Aker BP ASA	6,319	150,423

Ampol Ltd.	5,494	108,667

ARC Resources Ltd.	15,047	186,715

Athabasca Oil Corp.* (a)	215,127	529,768

Baytex Energy Corp.*	17,514	65,857

Beach Energy Ltd.	39,336	38,213

Birchcliff Energy Ltd.(a)	93,398	565,360

Bluenord ASA* (a)	9,635	326,691

Boss Energy Ltd.* (a)	21,197	36,841

BP plc	397,659	2,671,025

BRIGHTOIL* ‡	50,147	—

See Accompanying Notes to the Financial Statements.

148	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Oil, Gas & Consumable Fuels – (continued)

BW Energy Ltd.*	31,137	$83,295

BW LPG Ltd.(b)	4,797	38,520

Cameco Corp.(a)	6,765	185,797

Canadian Natural Resources Ltd.	24,354	1,482,464

Capricorn Energy plc*	23,656	65,235

Cardinal Energy Ltd.	6,109	32,880

Cenovus Energy, Inc.(a)	29,725	498,375

Cosmo Energy Holdings Co. Ltd.(a)	1,600	50,762

Crescent Point Energy Corp.	12,474	92,155

Denison Mines Corp.* (a)	53,196	58,440

Diversified Energy Co. plc(a) (b)	301,022	358,302

DNO ASA	22,968	22,815

Enbridge, Inc.	30,873	1,226,225

ENEOS Holdings, Inc.	73,850	261,416

Energean plc	4,182	65,074

Energy Fuels, Inc.* (a)	10,296	58,453

Enerplus Corp.	5,535	82,680

Eni SpA	54,161	821,925

Equinor ASA(a)	23,001	656,182

Etablissements Maurel et Prom SA	20,951	80,215

Euronav NV	2,829	48,410

FLEX LNG Ltd.	1,176	40,677

Freehold Royalties Ltd.(a)	5,060	55,028

Frontera Energy Corp.*	18,573	175,555

Galp Energia SGPS SA, Class B	11,726	142,271

Gaztransport Et Technigaz SA	410	43,883

Gibson Energy, Inc.(a)	1,537	26,053

Hafnia Ltd.	7,872	42,449

Harbour Energy plc	13,992	43,492

Headwater Exploration, Inc.(a)	66,625	305,543

Idemitsu Kosan Co. Ltd.(a)	5,882	124,496

Imperial Oil Ltd.(a)	4,346	221,289

Inpex Corp.	22,500	243,400

International Petroleum Corp.* (a)	34,932	340,743

Itochu Enex Co. Ltd.	20,600	175,796

Iwatani Corp.	1,397	65,969

Japan Petroleum Exploration Co. Ltd.	1,700	56,182

Investments	Shares	Value

Oil, Gas & Consumable Fuels – (continued)

Karoon Energy Ltd.*	198,604	$279,557

Kelt Exploration Ltd.* (a)	55,391	202,157

Keyera Corp.(a)	3,108	73,054

Koninklijke Vopak NV	1,558	59,513

MEG Energy Corp.*	4,928	81,970

Naphtha Israel Petroleum Corp. Ltd.	10,742	45,609

Neste OYJ(a)	6,355	308,280

New Hope Corp. Ltd.	17,010	59,690

NexGen Energy Ltd.*	22,550	87,620

NuVista Energy Ltd.*	60,762	526,846

Obsidian Energy Ltd.* (a)	27,429	178,168

Oil Refineries Ltd.	56,047	15,490

OKEA ASA(a)	13,899	40,042

Okeanis Eco Tankers Corp.(b)	4,920	114,129

OMV AG	2,829	133,799

Pantheon Resources plc* (a)	52,080	12,221

Paramount Resources Ltd., Class A	2,772	65,565

Parex Resources, Inc.(a)	39,811	807,491

Parkland Corp.	3,977	93,685

Paz Oil Co. Ltd.* (a)	206	19,292

Pembina Pipeline Corp.	8,364	275,038

Peyto Exploration & Development Corp.(a)	62,853	571,854

Pipestone Energy Corp.(a)	46,289	85,322

Polski Koncern Naftowy ORLEN SA	12,091	184,796

PrairieSky Royalty Ltd.(a)	3,977	62,691

Repsol SA	32,185	474,178

Santos Ltd.	69,495	324,695

Saras SpA* (a)	202,868	262,824

Serica Energy plc	87,043	259,945

Shell plc	156,907	4,835,746

Spartan Delta Corp.	55,104	624,455

Suncor Energy, Inc.	29,848	933,534

Tamarack Valley Energy Ltd.(a)	153,627	423,627

TC Energy Corp.	14,965	621,307

Topaz Energy Corp.	1,763	25,230

TORM plc, Class A	1,517	47,411

TotalEnergies SE(a)	51,701	3,307,094

Tourmaline Oil Corp.	6,658	298,807

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	149

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Oil, Gas & Consumable Fuels – (continued)

Tullow Oil plc* (a)	513,894	$180,597

United Energy Group Ltd.*	358,000	53,815

Var Energi ASA	7,339	19,152

Vermilion Energy, Inc.(a)	3,526	44,585

Viva Energy Group Ltd.(a) (b)	17,630	36,117

Washington H Soul Pattinson & Co. Ltd.(a)	2,856	59,358

Whitecap Resources, Inc.(a)	12,558	98,886

Whitehaven Coal Ltd.	16,702	79,470

Woodside Energy Group Ltd.	41,903	932,651
		32,022,920

Paper & Forest Products – 0.5%

Altri SGPS SA(a)	21,115	109,328

Canfor Corp.*	21,279	319,428

Daio Paper Corp.(a)	3,745	30,254

Ence Energia y Celulosa SA	11,726	46,008

Hokuetsu Corp.(a)	61,600	405,344

Holmen AB, Class B	1,540	58,148

Interfor Corp.* (a)	18,286	286,633

Metsa Board OYJ, Class B(a)	3,813	27,509

Mondi plc	10,004	159,061

Navigator Co. SA (The)	5,269	19,371

Nippon Paper Industries Co. Ltd.*	41,000	327,603

Norske Skog ASA* (a) (c)	24,436	108,111

Oji Holdings Corp.	25,400	99,425

Semapa-Sociedade de Investimento e Gestao	4,873	73,811

Stella-Jones, Inc.	2,706	105,782

Stora Enso OYJ, Class R	13,735	174,380

Svenska Cellulosa AB SCA, Class A(a)	2,068	28,226

Svenska Cellulosa AB SCA, Class B	8,692	119,017

UPM-Kymmene OYJ	8,364	266,858

West Fraser Timber Co. Ltd.	1,271	91,837
		2,856,134

Passenger Airlines – 0.2%

Air Canada*	5,192	72,580

Investments	Shares	Value

Passenger Airlines – (continued)

Air France-KLM*	36,777	$63,684

Air New Zealand Ltd.*	11,968	5,618

ANA Holdings, Inc.*	2,400	52,128

Deutsche Lufthansa AG (Registered)*	11,748	126,196

easyJet plc*	6,806	42,567

Exchange Income Corp.(a)	2,255	86,805

Finnair OYJ*	82,324	48,260

Japan Airlines Co. Ltd.	2,800	53,177

JET2 plc	9,143	140,890

Qantas Airways Ltd.*	22,968	100,177

Singapore Airlines Ltd.	16,799	73,660

Wizz Air Holdings plc* (b)	2,870	108,977
		974,719

Personal Care Products – 1.1%

Beiersdorf AG	1,640	229,217

Blackmores Ltd.	1,320	82,827

euglena Co. Ltd.*	4,400	28,662

Fancl Corp.	400	6,903

Haleon plc	76,506	337,523

Interparfums SA	145	11,526

Jamieson Wellness, Inc.(b)	2,330	57,481

Kao Corp.	7,500	303,217

Kobayashi Pharmaceutical Co. Ltd.	900	56,050

Kose Corp.	700	81,276

L’Occitane International SA	4,500	11,408

L’Oreal SA	3,895	1,860,860

Milbon Co. Ltd.	1,000	42,008

Noevir Holdings Co. Ltd.	1,000	40,686

Pola Orbis Holdings, Inc.	2,000	27,731

PZ Cussons plc	17,220	43,396

Rohto Pharmaceutical Co. Ltd.	4,000	82,635

Shiseido Co. Ltd.	6,400	319,659

Unilever plc	40,303	2,247,406
		5,870,471

Pharmaceuticals – 4.9%

ALK-Abello A/S*	2,640	33,394

Almirall SA	4,471	45,929

Astellas Pharma, Inc.	28,700	431,665

See Accompanying Notes to the Financial Statements.

150	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Pharmaceuticals – (continued)

AstraZeneca plc	24,026	$3,547,090

Bausch Health Cos., Inc.*	7,014	51,559

Bayer AG (Registered)	21,689	1,430,933

Camurus AB*	1,435	32,625

Canopy Growth Corp.*	16,113	20,790

Chugai Pharmaceutical Co. Ltd.	9,300	239,321

COSMO Pharmaceuticals NV	741	44,874

Cronos Group, Inc.*	12,505	23,234

Daiichi Sankyo Co. Ltd.	29,800	1,017,006

Dechra Pharmaceuticals plc	2,142	100,422

DSM-Firmenich AG*	2,756	361,342

Eisai Co. Ltd.	4,500	258,866

Euroapi SA* (a)	3,444	41,425

Faes Farma SA	17,897	63,227

Financiere de Tubize SA	510	43,241

GSK plc	62,238	1,127,250

H Lundbeck A/S, Class A	5,650	28,454

Haw Par Corp. Ltd.	3,200	23,074

Hikma Pharmaceuticals plc	3,884	89,874

Hisamitsu Pharmaceutical Co., Inc.	1,900	52,326

Hutchmed China Ltd.* (a)	27,388	86,576

Indivior plc*	2,993	57,407

Ipsen SA	770	93,509

JCR Pharmaceuticals Co. Ltd.(a)	2,400	25,786

Kaken Pharmaceutical Co. Ltd.	1,500	41,145

Kissei Pharmaceutical Co. Ltd.	1,400	28,254

Kyorin Pharmaceutical Co. Ltd.	4,400	56,452

Kyowa Kirin Co. Ltd.	4,300	95,370

Merck KGaA*	2,091	375,241

Mochida Pharmaceutical Co. Ltd.	900	23,001

Nippon Shinyaku Co. Ltd.	1,400	63,746

Novartis AG (Registered)	37,146	3,803,286

Novo Nordisk A/S, Class B	25,215	4,200,197

Ono Pharmaceutical Co. Ltd.	8,200	165,247

Orion OYJ, Class A	352	16,535

Orion OYJ, Class B	1,855	87,282

Otsuka Holdings Co. Ltd.	8,300	280,456

Recordati Industria Chimica e Farmaceutica SpA	1,628	75,002

Investments	Shares	Value

Pharmaceuticals – (continued)

Roche Holding AG	545	$185,167

Roche Holding AG – BR	10,824	3,409,368

Sanofi	17,548	1,937,299

Santen Pharmaceutical Co. Ltd.	4,500	37,708

Sawai Group Holdings Co. Ltd.	16,400	472,735

Shionogi & Co. Ltd.	4,400	196,241

Sosei Group Corp.*	5,200	102,003

Sumitomo Pharma Co. Ltd.	3,600	22,499

Taisho Pharmaceutical Holdings Co. Ltd.	600	25,822

Takeda Pharmaceutical Co. Ltd.	24,600	815,152

Teva Pharmaceutical Industries Ltd.* (a)	26,117	217,256

Torii Pharmaceutical Co. Ltd.	800	20,240

Towa Pharmaceutical Co. Ltd.	9,400	133,650

Tsumura & Co.	900	18,190

UCB SA	2,173	202,523

Vetoquinol SA	308	30,229

Virbac SA	132	45,103

ZERIA Pharmaceutical Co. Ltd.	1,800	32,123
		26,585,721

Professional Services – 1.3%

Adecco Group AG (Registered)	3,690	126,572

AFRY AB, Class B	2,640	49,545

ALS Ltd.	8,712	75,478

Applus Services SA	47,396	397,933

Arcadis NV	1,189	49,172

BayCurrent Consulting, Inc.	1,400	48,375

Bell System24 Holdings, Inc.*	13,500	138,207

Benefit One, Inc.	1,000	13,689

BTS Group AB, Class B(a)	1,100	28,955

Bureau Veritas SA	4,005	115,578

Computershare Ltd.	8,897	131,703

Danel Adir Yeoshua Ltd.(a)	533	38,724

dip Corp.(a)	1,400	34,392

DKSH Holding AG	660	52,612

en Japan, Inc.	2,000	35,648

Experian plc	14,883	525,651

Funai Soken Holdings, Inc.	2,700	51,436

GlobalData plc(a)	2,508	39,877

Hays plc	34,264	49,010

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	151

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Professional Services – (continued)

Hilan Ltd.(a)	287	$12,651

Infomart Corp.	17,600	37,484

Insource Co. Ltd.	3,800	34,661

Intertek Group plc	2,214	115,652

IPH Ltd.(a)	13,904	74,610

JAC Recruitment Co. Ltd.	1,300	24,107

Link Administration Holdings Ltd.	27,142	38,026

Marlowe plc* (a)	7,700	48,778

McMillan Shakespeare Ltd.(a)	3,198	32,483

Meitec Corp.	2,400	40,380

Nihon M&A Center Holdings, Inc.	4,800	36,415

Nomura Co. Ltd.	6,000	41,244

Open Up Group, Inc.	4,400	64,757

Outsourcing, Inc.	36,900	372,889

Pagegroup plc(a)	22,468	128,153

Pasona Group, Inc.(a)	6,000	81,959

Persol Holdings Co. Ltd.	4,200	85,996

Randstad NV	2,419	131,446

Recruit Holdings Co. Ltd.	24,600	690,856

RELX plc	30,340	1,009,035

RWS Holdings plc	15,666	50,172

SGS SA (Registered)	2,050	185,549

SmartGroup Corp. Ltd.(a)	7,766	34,488

SMS Co. Ltd.	2,000	46,561

S-Pool, Inc.(a)	4,400	20,293

Synergie SE	2,870	104,560

TechnoPro Holdings, Inc.	1,100	29,890

Teleperformance	984	196,410

TELUS International CDA, Inc.* (a)	4,639	92,178

Thomson Reuters Corp.(a)	2,337	306,982

Tinexta Spa	1,056	21,544

Transcosmos, Inc.(a)	8,200	190,600

UT Group Co. Ltd.*	2,000	37,969

Weathernews, Inc.	500	24,970

Wolters Kluwer NV	3,895	516,655
		6,962,960

Investments	Shares	Value

Real Estate Management & Development – 2.2%

Aeon Mall Co. Ltd.	1,990	$26,745

AFI Properties Ltd.* (a)	165	4,384

Africa Israel Residences Ltd.(a)	2,173	79,237

Airport City Ltd.*	1,928	24,516

Allreal Holding AG (Registered)	366	65,054

Alony Hetz Properties & Investments Ltd.	2,596	20,239

Altus Group Ltd.	2,578	102,261

Amot Investments Ltd.	5,448	28,705

Aroundtown SA(a)	20,160	27,387

Atrium Ljungberg AB, Class B	792	14,709

Aura Investments Ltd.(a)	44,280	63,441

Azrieli Group Ltd.	532	30,722

Big Shopping Centers Ltd.* (a)	287	24,229

Blue Square Real Estate Ltd.(a)	1,927	96,179

CA Immobilien Anlagen AG*	572	16,608

Capitaland India Trust	49,200	40,196

Capitaland Investment Ltd.	42,131	117,474

Castellum AB(a)	4,830	58,531

Catena AB	924	35,366

Cibus Nordic Real Estate AB	3,432	36,638

City Developments Ltd.	9,400	48,968

Citycon OYJ	30,873	233,474

CK Asset Holdings Ltd.	41,000	241,825

Colliers International Group, Inc.	748	79,460

Corem Property Group AB, Class B(a)	193,438	153,132

Daito Trust Construction Co. Ltd.	1,000	94,518

Daiwa House Industry Co. Ltd.	15,300	388,441

Deutsche Wohnen SE	1,012	22,904

Dios Fastigheter AB(a)	7,480	53,307

DREAM Unlimited Corp., Class A(a)	1,584	26,382

Electra Real Estate Ltd.(a)	8,282	85,292

Entra ASA(b)	2,068	20,929

ESR Group Ltd.(a) (b)	32,800	51,060

Fabege AB(a)	5,412	43,318

Far East Consortium International Ltd.	460,554	116,167

Fastighets AB Balder, Class B*	12,348	57,290

FastPartner AB, Class A	3,124	19,096

FirstService Corp.	676	101,577

See Accompanying Notes to the Financial Statements.

152	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Real Estate Management & Development – (continued)

G City Ltd.(a)	28,290	$87,598

Gav-Yam Lands Corp. Ltd.	593	4,255

Goldcrest Co. Ltd.	4,100	54,801

Grainger plc(a)	41,287	134,197

Grand City Properties SA(a)	2,508	20,932

Great Eagle Holdings Ltd.(a)	83,451	170,093

GuocoLand Ltd.	100,000	119,177

Hang Lung Group Ltd.	238,000	417,794

Hang Lung Properties Ltd.	44,000	80,266

Heba Fastighets AB, Class B	5,280	15,957

Heiwa Real Estate Co. Ltd.	1,300	37,043

Henderson Land Development Co. Ltd.	33,239	118,138

Hiag Immobilien Holding AG	355	33,105

Ho Bee Land Ltd.	76,800	124,915

Hufvudstaden AB, Class A(a)	2,610	37,176

Hulic Co. Ltd.	13,400	114,844

Hysan Development Co. Ltd.	19,000	53,612

Ichigo, Inc.	17,800	33,857

IES Holdings Ltd.* (a)	943	65,608

Intershop Holding AG	76	53,624

Israel Canada T.R Ltd.(a)	45,838	83,572

Israel Land Development Co. Ltd. (The)(a)	6,478	47,528

Isras Investment Co. Ltd.	136	23,561

IWG plc*	41,041	87,539

Jeudan A/S(a)	3,403	136,598

K Wah International Holdings Ltd.	546,089	188,525

Katitas Co. Ltd.	1,100	21,392

Kerry Properties Ltd.	16,500	42,459

Kojamo OYJ	3,579	44,530

Kowloon Development Co. Ltd.	123,000	133,970

LEG Immobilien SE	1,681	104,631

Lendlease Corp. Ltd.	14,582	71,792

Levinstein Properties Ltd.(a)	533	11,342

Lifestyle Communities Ltd.(a)	5,148	57,631

Mega Or Holdings Ltd., REIT(a)	1,085	21,220

Melisron Ltd.(a)	460	30,435

Mitsubishi Estate Co. Ltd.	20,500	251,724

Mitsui Fudosan Co. Ltd.	12,300	243,082

Investments	Shares	Value

Real Estate Management & Development – (continued)

Mivne Real Estate KD Ltd.	14,248	$39,573

Mobimo Holding AG (Registered)	352	94,521

Morguard Corp.	1,640	124,895

New World Development Co. Ltd.	33,590	89,218

Nexity SA(a)	17,999	472,530

Nippon Kanzai Holdings Co. Ltd.	1,300	25,252

Nomura Real Estate Holdings, Inc.	1,400	34,701

NP3 Fastigheter AB	1,462	28,093

Nyfosa AB	2,684	18,330

OUE Ltd.	90,000	78,927

PATRIZIA SE	3,248	34,926

PEXA Group Ltd.*	3,609	31,721

Platzer Fastigheter Holding AB, Class B	3,080	25,914

Prashkovsky Investments and Construction Ltd.(a)	2,706	54,887

Property & Building Corp. Ltd.* (a)	984	44,648

PSP Swiss Property AG (Registered)	736	86,909

Relo Group, Inc.	2,270	35,159

Sagax AB, Class B(a)	2,420	59,219

Samhallsbyggnadsbolaget i Norden AB(a)	22,748	26,666

SAMTY Co. Ltd.	16,700	271,659

Savills plc	51,373	620,848

Sino Land Co. Ltd.	73,785	99,259

Sirius Real Estate Ltd.(a)	417,175	422,362

Starts Corp., Inc.	12,300	231,068

StorageVault Canada, Inc.(a)	12,833	54,784

Sumitomo Realty & Development Co. Ltd.	11,200	259,920

Summit Real Estate Holdings Ltd.	574	6,301

Sun Hung Kai Properties Ltd.	34,500	479,051

Swire Pacific Ltd., Class A	10,500	83,065

Swire Properties Ltd.	24,800	66,503

Swiss Prime Site AG (Registered)	1,227	111,458

TAG Immobilien AG	62,771	537,069

Tokyo Tatemono Co. Ltd.	5,200	65,456

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	153

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Real Estate Management & Development – (continued)

Tokyu Fudosan Holdings Corp.	11,200	$56,508

Tosei Corp.	8,200	97,197

Tricon Residential, Inc.	4,830	38,674

UOL Group Ltd.	6,799	35,316

VGP NV	738	77,401

Villar International Ltd.	1,599	62,527

Vitania Ltd.(a)	8,200	44,964

Vonovia SE	17,671	382,860

Wallenstam AB, Class B	8,888	35,198

Wharf Holdings Ltd. (The)	17,000	38,851

Wharf Real Estate Investment Co. Ltd.(a)	25,000	143,632

Wihlborgs Fastigheter AB	7,304	58,889

Wing Tai Holdings Ltd.	24,000	26,624

Yanlord Land Group Ltd.	196,800	125,383

YH Dimri Construction & Development Ltd.(a)	452	24,213
		12,091,413

Residential REITs – 0.1%

Advance Residence Investment Corp., REIT	18	46,664

Altarea SCA, REIT	88	11,542

Boardwalk REIT, REIT(a)	574	24,546

Canadian Apartment Properties REIT, REIT(a)	1,012	37,031

Comforia Residential REIT, Inc., REIT	19	47,512

Daiwa Securities Living Investments Corp., REIT	26	22,092

Ingenia Communities Group, REIT(a)	20,254	57,154

InterRent REIT, REIT(a)	6,380	60,964

Killam Apartment REIT, REIT	1,148	14,245

Nippon Accommodations Fund, Inc., REIT(a)	8	38,835

Samty Residential Investment Corp., REIT	44	37,452

UNITE Group plc (The), REIT	6,093	73,443

Xior Student Housing NV, REIT(b)	1,581	50,268
		521,748

Investments	Shares	Value

Retail REITs – 0.6%

AEON REIT Investment Corp., REIT(a)	29	$33,203

BWP Trust, REIT	12,444	31,908

CapitaLand China Trust, REIT	73,814	61,413

CapitaLand Integrated Commercial Trust, REIT	75,746	115,253

Carmila SA, REIT* (a)	21,812	369,394

Charter Hall Retail REIT, REIT(a)	6,292	16,050

Choice Properties REIT, REIT	3,957	42,712

Crombie REIT, REIT(a)	3,256	37,018

CT REIT, REIT(a)	3,432	40,714

Eurocommercial Properties NV, REIT(a)	16,031	384,760

First Capital REIT, REIT	1,819	21,338

Fortune REIT, REIT(a)	92,000	76,883

Frasers Centrepoint Trust, REIT	12,749	21,119

Frontier Real Estate Investment Corp., REIT	12	43,315

Fukuoka REIT Corp., REIT(a)	26	31,200

Hammerson plc, REIT(a)	237,021	83,594

HMC Capital Ltd., REIT	9,954	25,786

HomeCo Daily Needs REIT, REIT(b)	38,581	30,596

Japan Metropolitan Fund Invest, REIT	103	75,265

Kenedix Retail REIT Corp., REIT	31	55,710

Kiwi Property Group Ltd., REIT	94,522	53,711

Klepierre SA, REIT	3,960	100,378

Lendlease Global Commercial REIT, REIT	98,400	51,628

Link REIT, REIT	40,123	261,697

Mapletree Pan Asia Commercial Trust, REIT	30,462	40,185

Mercialys SA, REIT	28,085	282,773

Primaris REIT, REIT(a)	2,706	26,655

Region RE Ltd., REIT	19,270	31,327

Retail Estates NV, REIT	984	73,002

RioCan REIT, REIT(a)	2,596	40,156

Sasseur REIT, REIT(b)	186,500	100,648

Scentre Group, REIT	67,117	127,740

Shaftesbury Capital plc, REIT	97,415	144,236

Starhill Global REIT, REIT	80,696	31,755

See Accompanying Notes to the Financial Statements.

154	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Retail REITs – (continued)

Unibail-Rodamco-Westfield, REIT* (a)	2,255	$120,841

Unibail-Rodamco-Westfield, REIT, CHDI*	5	13

Vicinity Ltd., REIT	65,692	91,166

Waypoint REIT Ltd., REIT	43,262	74,619
		3,249,761

Semiconductors & Semiconductor Equipment – 1.9%

Advantest Corp.	3,100	239,959

AEM Holdings Ltd.	13,200	33,442

AIXTRON SE	2,337	66,127

Alphawave IP Group plc*	19,492	24,843

ams-OSRAM AG*	91,840	633,557

ASM International NV	738	267,279

ASML Holding NV	6,273	3,971,712

ASMPT Ltd.	5,000	39,141

BE Semiconductor Industries NV	1,470	132,005

Disco Corp.	1,200	135,806

Elmos Semiconductor SE	410	30,961

Ferrotec Holdings Corp.	16,400	367,348

Infineon Technologies AG	20,131	731,301

Japan Material Co. Ltd.	2,500	37,289

Lasertec Corp.	1,300	175,669

Megachips Corp.*	5,100	120,229

Melexis NV	495	47,189

Meyer Burger Technology AG* (a)	191,827	124,250

Mimasu Semiconductor Industry Co. Ltd.	4,600	88,274

Nordic Semiconductor ASA*	3,828	41,230

Nova Ltd.*	352	32,156

Optorun Co. Ltd.	2,900	43,852

REC Silicon ASA* (a)	22,352	33,430

Renesas Electronics Corp.*	22,900	298,012

Rohm Co. Ltd.	1,600	119,620

Rorze Corp.	400	29,435

Sanken Electric Co. Ltd.	1,600	119,150

SCREEN Holdings Co. Ltd.	1,100	88,863

Shinko Electric Industries Co. Ltd.	1,400	41,178

Siltronic AG	5,699	409,904

Investments	Shares	Value

Semiconductors & Semiconductor Equipment – (continued)

SMA Solar Technology AG*	1,100	$118,768

SOITEC*	369	54,466

STMicroelectronics NV	10,168	432,910

SUMCO Corp.	5,700	78,071

Tokyo Electron Ltd.	7,500	853,468

Tokyo Seimitsu Co. Ltd.	1,600	58,752

Tower Semiconductor Ltd.*	2,139	93,878

Tri Chemical Laboratories, Inc.	1,800	28,871

Ulvac, Inc.	1,000	39,364

X-Fab Silicon Foundries SE* (b)	16,933	144,224
		10,425,983

Software – 1.2%

Altium Ltd.	1,716	43,285

Appier Group, Inc.*	4,100	46,159

Atoss Software AG	176	35,286

BlackBerry Ltd.*	8,682	33,798

BrainChip Holdings Ltd.* (a)	89,100	23,847

Bytes Technology Group plc	15,205	79,464

Constellation Software, Inc.	287	561,139

Crayon Group Holding ASA* (b)	4,100	31,504

Dassault Systemes SE	10,549	427,062

Descartes Systems Group, Inc. (The)*	1,375	108,840

Digital Arts, Inc.	1,000	37,014

Docebo, Inc.*	1,100	42,660

Dye & Durham Ltd.	3,388	36,021

Enghouse Systems Ltd.	2,552	70,164

Fortnox AB	7,995	54,967

Freee KK*	1,200	34,106

Fuji Soft, Inc.	700	41,641

GB Group plc	17,999	73,660

Hansen Technologies Ltd.	15,092	44,981

IRESS Ltd.(a)	10,123	68,905

Kape Technologies plc* (a)	69,249	249,802

Kinaxis, Inc.*	520	71,335

Learning Technologies Group plc	32,868	46,476

Lectra	1,762	57,385

Lightspeed Commerce, Inc.* (a)	2,184	28,679

Magic Software Enterprises Ltd.	2,288	29,899

Money Forward, Inc.*	1,100	45,401

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	155

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Software – (continued)

Nemetschek SE	884	$68,881

Nice Ltd.*	985	201,851

Open Text Corp.	4,346	164,413

Oracle Corp. Japan	800	57,283

QT Group OYJ*	308	26,502

Rakus Co. Ltd.	1,600	24,159

Sage Group plc (The)	17,589	180,973

Sansan, Inc.*	4,100	54,741

SAP SE	16,892	2,291,188

SimCorp A/S	660	71,511

Sinch AB* (b)	14,637	38,600

Software AG	2,352	80,235

Systena Corp.	7,600	15,628

TeamViewer SE* (b)	8,274	152,318

Technology One Ltd.(a)	5,166	51,551

Temenos AG (Registered)	1,160	97,330

TomTom NV* (a)	6,776	58,013

Trend Micro, Inc.	2,500	121,544

Truecaller AB, Class B*	3,168	9,426

Vitec Software Group AB, Class B	1,025	53,862

WiseTech Global Ltd.(a)	3,239	146,752
		6,390,241

Specialized REITs – 0.1%

Arena REIT, REIT(a)	14,922	36,782

Big Yellow Group plc, REIT	4,224	64,984

Charter Hall Social Infrastructure REIT, REIT	16,583	33,096

Keppel DC REIT, REIT	21,100	34,003

National Storage REIT, REIT	20,921	34,564

Rural Funds Group, REIT	20,724	26,911

Safestore Holdings plc, REIT	4,488	55,874
		286,214

Specialty Retail – 1.5%

ABC-Mart, Inc.	700	39,636

Accent Group Ltd.(a)	42,845	71,918

Alpen Co. Ltd.	4,600	70,099

Aritzia, Inc.* (a)	1,716	54,480

ASOS plc*	6,300	58,343

Investments	Shares	Value

Specialty Retail – (continued)

Autobacs Seven Co. Ltd.	2,100	$23,843

Bic Camera, Inc.	4,200	35,071

Bilia AB, Class A(a)	24,026	270,775

Carasso Motors Ltd.	11,193	49,894

CECONOMY AG*	67,937	206,857

Currys plc(a)	383,391	274,674

DCM Holdings Co. Ltd.	45,100	471,651

Delek Automotive Systems Ltd.	2,436	19,494

Dufry AG (Registered)*	1,188	54,819

Dunelm Group plc	6,478	93,310

Eagers Automotive Ltd.(a)	4,180	39,087

EDION Corp.(a)	28,700	282,015

Fast Retailing Co. Ltd.	3,000	705,247

Fenix Outdoor International AG(a)	369	29,607

Fielmann AG	607	31,469

Fnac Darty SA(a)	7,093	267,496

Fox Wizel Ltd.	123	10,245

Frasers Group plc*	4,620	44,626

H & M Hennes & Mauritz AB, Class B	10,660	155,765

Hornbach Holding AG & Co. KGaA	3,239	275,341

Hour Glass Ltd. (The)	98,400	153,410

IDOM, Inc.(a)	19,600	120,480

Industria de Diseno Textil SA(a)	17,220	592,379

JB Hi-Fi Ltd.(a)	1,722	50,583

JD Sports Fashion plc	53,934	109,175

JINS Holdings, Inc.	900	19,307

Joyful Honda Co. Ltd.	2,000	26,541

Kingfisher plc	41,944	135,753

Kohnan Shoji Co. Ltd.(a)	9,700	261,084

Komeri Co. Ltd.	12,300	285,448

K’s Holdings Corp.	6,100	53,982

Leon’s Furniture Ltd.	9,471	135,120

Lovisa Holdings Ltd.(a)	2,583	45,320

Luk Fook Holdings International Ltd.	123,672	395,440

MEKO AB	14,965	183,392

Musti Group OYJ	2,068	42,899

Nick Scali Ltd.(a)	6,996	44,892

Nishimatsuya Chain Co. Ltd.	17,700	209,673

See Accompanying Notes to the Financial Statements.

156	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Specialty Retail – (continued)

Nitori Holdings Co. Ltd.	1,600	$204,047

Nojima Corp.	24,600	262,865

Pet Valu Holdings Ltd.	1,716	45,902

Pets at Home Group plc	25,444	123,317

Premier Investments Ltd.(a)	1,517	26,105

Sanrio Co. Ltd.	1,800	83,017

Shimamura Co. Ltd.	500	45,900

Super Retail Group Ltd.(a)	5,324	47,533

Temple & Webster Group Ltd.*	7,304	19,404

T-Gaia Corp.	5,100	62,474

USS Co. Ltd.	5,600	93,686

Watches of Switzerland Group plc* (c)	3,344	34,949

WH Smith plc(a)	7,134	141,136

Yamada Holdings Co. Ltd.	17,300	60,223

Yellow Hat Ltd.	12,500	177,175

Zalando SE* (b)	938	38,492

Zalando SE* (b)	2,506	102,835

ZOZO, Inc.	2,800	58,729
		8,128,429

Technology Hardware, Storage & Peripherals – 0.4%

Brother Industries Ltd.	7,900	123,230

Canon, Inc.	21,600	513,647

Eizo Corp.	5,600	183,013

Elecom Co. Ltd.	1,600	15,111

FUJIFILM Holdings Corp.	6,400	331,833

Konica Minolta, Inc.	14,200	58,817

Logitech International SA (Registered)	2,899	171,064

MCJ Co. Ltd.	24,600	169,823

Melco Holdings, Inc.(a)	2,900	71,241

Ricoh Co. Ltd.	12,700	104,555

Riso Kagaku Corp.	1,700	30,875

Seiko Epson Corp.	8,200	124,718

Toshiba TEC Corp.	1,100	31,748

Wacom Co. Ltd.	8,800	44,399
		1,974,074

Textiles, Apparel & Luxury Goods – 2.0%

adidas AG	2,706	476,315

Asics Corp.	3,400	94,261

Investments	Shares	Value

Textiles, Apparel & Luxury Goods – (continued)

Brunello Cucinelli SpA	660	$63,173

Burberry Group plc	6,191	201,618

Canada Goose Holdings, Inc.* (a)	2,464	48,252

Chow Sang Sang Holdings International Ltd.	143,000	187,633

Cie Financiere Richemont SA (Registered)	7,995	1,319,999

Coats Group plc	564,488	554,833

Crystal International Group Ltd.(b)	209,500	80,598

Delta Galil Ltd.	378	15,935

Descente Ltd.	1,200	37,807

Dr. Martens plc	8,536	17,821

Gildan Activewear, Inc.(a)	2,703	87,928

Goldwin, Inc.	1,000	90,552

Hermes International	533	1,157,328

HUGO BOSS AG	1,232	92,788

Japan Wool Textile Co. Ltd. (The)	22,900	169,524

Kering SA	1,107	708,468

LPP SA	24	69,406

LVMH Moet Hennessy Louis Vuitton SE	4,018	3,863,644

Moncler SpA	3,444	255,354

New Wave Group AB, Class B	2,552	51,452

Pandora A/S	2,091	193,326

Puma SE	1,640	95,887

Samsonite International SA* (b)	24,600	77,561

Seiko Group Corp.	1,200	26,148

Stella International Holdings Ltd.	144,000	149,872

Swatch Group AG (The)(a)	451	154,345

Swatch Group AG (The) (Registered)	792	50,009

Tod’s SpA*	778	32,896

Wacoal Holdings Corp.	3,900	75,471

Yue Yuen Industrial Holdings Ltd.	287,000	430,688
		10,930,892

Tobacco – 0.6%

British American Tobacco plc	48,995	1,802,499

Imperial Brands plc	20,459	505,941

Japan Tobacco, Inc.	24,600	528,169

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	157

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Tobacco – (continued)

Scandinavian Tobacco Group A/S(b)	20,746	$405,007
		3,241,616

Trading Companies & Distributors – 2.4%

AddTech AB, Class B	4,180	83,541

Ashtead Group plc	6,929	398,614

Azelis Group NV	1,148	27,249

BayWa AG	828	35,468

Beijer Ref AB(a)	6,100	99,553

Bossard Holding AG (Registered), Class A	220	54,008

Brenntag SE	2,342	190,763

Bufab AB	968	32,049

Bunzl plc	5,576	221,748

Diploma plc	1,979	66,812

Ferguson plc	3,157	444,221

Finning International, Inc.	2,562	66,321

Grafton Group plc	75,973	827,711

Hanwa Co. Ltd.	15,100	464,095

Howden Joinery Group plc	11,508	99,023

IMCD NV	984	147,959

Inaba Denki Sangyo Co. Ltd.	3,500	77,755

Inabata & Co. Ltd.	16,400	332,782

ITOCHU Corp.(a)	32,800	1,082,052

Japan Pulp & Paper Co. Ltd.	4,100	157,478

Kanamoto Co. Ltd.(a)	12,300	204,962

Kanematsu Corp.	28,700	371,805

Kloeckner & Co. SE	28,167	312,519

KPP Group Holdings Co. Ltd.	20,500	97,106

Marubeni Corp.	39,900	562,612

Mitsubishi Corp.	32,800	1,208,757

Mitsui & Co. Ltd.	35,500	1,102,556

MonotaRO Co. Ltd.	5,600	84,227

Nagase & Co. Ltd.	2,200	34,446

Nishio Holdings Co. Ltd.	8,500	201,006

OEM International AB, Class B	32,062	311,016

Reece Ltd.(a)	3,403	40,997

Rexel SA*	4,641	107,597

Richelieu Hardware Ltd.	3,422	102,789

RS GROUP plc	7,612	88,155

Investments	Shares	Value

Trading Companies & Distributors – (continued)

Russel Metals, Inc.	22,591	$574,644

Scope Metals Group Ltd.* (a)	2,583	85,521

Seven Group Holdings Ltd.	3,036	47,570

Sojitz Corp.	3,999	83,760

Sumitomo Corp.(a)	26,800	477,682

Theme International Holdings Ltd.*	1,640,000	190,117

Thermador Groupe(a)	396	41,095

Toromont Industries Ltd.	1,230	99,285

Toyota Tsusho Corp.	5,000	206,000

Travis Perkins plc	74,538	897,520

Trusco Nakayama Corp.	1,800	31,105

Yamazen Corp.	28,700	221,523

Yellow Cake plc* (b)	7,602	35,927
		12,731,501

Transportation Infrastructure – 0.4%

Aena SME SA* (a) (b)	1,025	173,022

Aeroports de Paris*	555	88,293

Atlas Arteria Ltd.	18,448	79,731

Auckland International Airport Ltd.*	22,332	121,933

Dalrymple Bay Infrastructure Ltd.(a)	86,059	145,024

Enav SpA(b)	12,657	59,443

Flughafen Zurich AG (Registered)	320	61,695

Fraport AG Frankfurt Airport Services Worldwide*	890	47,821

Getlink SE	6,888	128,970

Hamburger Hafen und Logistik AG	1,220	16,863

Japan Airport Terminal Co. Ltd.	1,200	58,517

Kamigumi Co. Ltd.	3,100	67,730

Mitsubishi Logistics Corp.	1,700	41,949

Port of Tauranga Ltd.	5,225	20,364

Qube Holdings Ltd.(a)	36,652	74,360

SATS Ltd.*	25,137	47,857

Sumitomo Warehouse Co. Ltd. (The)	24,600	407,215

Transurban Group	46,879	464,390

Westshore Terminals Investment Corp.(a)	1,647	33,540
		2,138,717

See Accompanying Notes to the Financial Statements.

158	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Water Utilities – 0.1%

Pennon Group plc	2,970	$32,104

Severn Trent plc	3,854	142,029

United Utilities Group plc	10,455	142,184
		316,317

Wireless Telecommunication Services – 0.6%

Airtel Africa plc(b)	34,804	52,538

Cellcom Israel Ltd.*	4,961	17,599

Freenet AG	2,198	62,703

KDDI Corp.	24,600	767,457

Millicom International Cellular SA, SDR*	4,102	73,444

Okinawa Cellular Telephone Co.	8,200	183,072

Orange Belgium SA*	1,188	19,306

Rogers Communications, Inc., Class B	4,797	236,755

SoftBank Corp.	45,100	507,257

SoftBank Group Corp.	17,782	665,234

StarHub Ltd.	61,500	46,097

Tele2 AB, Class B(a)	8,052	85,526

Vodafone Group plc	578,920	697,811
		3,414,799
Total Common Stocks (Cost $463,660,631)		527,866,225

CLOSED END FUNDS – 0.0%(e)

Independent Power and Renewable Electricity Producers – 0.0%(e)

Renewables Infrastructure Group Ltd. (The) (Cost $70,852)	47,630	76,150
	Number of Rights

RIGHTS – 0.0%(e)

Gas Utilities – 0.0%(e)

Keppel Infrastructure Trust, expiring 5/2/2023, price 0.47 SGD*	5,447	94

Investments	Number of Rights	Value

Real Estate Management & Development – 0.0%

S IMMO AG, expiring 12/31/2023, price 1.00 EUR* ‡	2,564	$—
Total Rights (Cost $—)		94
	Number of Warrants

WARRANTS – 0.0%

Construction & Engineering – 0.0%(a)

Webuild SpA, expiring 8/2/2030* ‡ (Cost $—)	10,785	—
	Principal Amount

SECURITIES LENDING REINVESTMENTS – 2.2%(f)

REPURCHASE AGREEMENTS – 2.2%

Citigroup Global Markets, Inc., 4.77%, dated 4/30/2023, due 5/1/2023, repurchase price $8,334,724, collateralized by various U.S. Treasury Securities, ranging from 2.50% – 4.25%, maturing 8/15/2023 – 12/31/2024; total market value $8,418,862	$8,333,619	8,333,619

National Bank of Canada, 4.81%, dated 4/30/2023, due 5/5/2023, repurchase price $3,002,004, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 4.38%, maturing 6/20/2023 – 2/15/2053; total market value $3,063,455	3,000,000	3,000,000

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	159

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS – (continued)

REPURCHASE AGREEMENTS – (continued)

TD Prime Services LLC, 4.89%, dated 4/30/2023, due 5/1/2023, repurchase price $379,445, collateralized by various Common Stocks; total market value $421,268	$379,394	$379,394
		11,713,013
Total Securities Lending Reinvestments (Cost $11,713,013)		11,713,013
Total Investments – 99.9% (Cost $475,444,496)		539,655,482

Other assets less liabilities – 0.1%		511,424
NET ASSETS – 100.0%		$540,166,906

*	Non-income producing security.

‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(a)

The security or a portion of this security is on loan at April 30, 2023. The total value of securities on loan at April 30, 2023 was $55,181,473, collateralized in the form of cash with a value of $11,713,013 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $29,530,576 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from May 16, 2023 – February 15, 2053 and $18,077,579 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from May 15, 2023 – September 20, 2117; a total value of $59,321,168.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Amount less than one dollar.

(e)	Represents less than 0.05% of net assets.

(f)	The security was purchased with cash collateral held from securities on loan at April 30, 2023. The total value of securities purchased was $11,713,013.

Percentages shown are based on Net Assets.

Abbreviations

ADR – American Depositary Receipt

CHDI – Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA – Dutch Certification

OYJ – Public Limited Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT – Real Estate Investment Trust

SCA – Limited partnership with share capital

SDR – Swedish Depositary Receipt

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$104,770,435
Aggregate gross unrealized depreciation	(43,473,750)
Net unrealized appreciation	$61,296,685
Federal income tax cost	$478,810,020

See Accompanying Notes to the Financial Statements.

160	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Futures Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following open futures contracts as of April 30, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
EURO STOXX 50 Index	79	06/16/2023	EUR	$3,767,731	$121,296
FTSE 100 Index	25	06/16/2023	GBP	2,470,594	48,186
Nikkei 225 Index	26	06/08/2023	JPY	2,756,766	80,508
S&P/TSX 60 Index	10	06/15/2023	CAD	1,841,038	73,302
SPI 200 Index	9	06/15/2023	AUD	1,088,123	22,860
					$346,152

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following outstanding contracts as of April 30, 2023:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
CAD	1,383,792	Citibank NA	USD	1,007,213	06/21/2023	$14,134
EUR	1,146,048	Toronto-Dominion Bank (The)	USD	1,219,477	06/21/2023	49,490
GBP	823,203	Citibank NA	USD	983,028	06/21/2023	52,786
USD	2,072,575	JPMorgan Chase Bank NA	JPY	270,000,000	06/21/2023	74,105
Total unrealized appreciation						$190,515
JPY	366,108,298	Morgan Stanley	USD	2,727,238	06/21/2023	$(17,398)
USD	480,607	JPMorgan Chase Bank NA	CAD	660,000	06/21/2023	(6,525)
USD	1,177,382	JPMorgan Chase Bank NA	EUR	1,100,000	06/21/2023	(40,599)
USD	608,214	JPMorgan Chase Bank NA	GBP	500,000	06/21/2023	(20,922)
Total unrealized depreciation						$(85,444)
Net unrealized appreciation						$105,071

Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

EUR – Euro

GBP – British Pound

JPY – Japanese Yen

USD – US Dollar

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	161

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2023:

Australia	5.7%
Austria	0.3
Belgium	1.2
Canada	10.0
Denmark	2.2
Finland	1.0
France	8.0
Germany	6.3
Hong Kong	2.4
Ireland	0.2
Israel	0.9
Italy	2.9
Japan	23.9
Netherlands	2.8
New Zealand	0.3
Norway	1.1
Poland	0.4
Portugal	0.2
Singapore	1.3
Spain	2.0
Sweden	3.5
Switzerland	6.2
United Kingdom	14.8
United States	0.1
Other[1]	2.3
100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	97.7%
Closed End Funds	0.0	†
Rights	0.0	†
Warrants	—
Securities Lending Reinvestments	2.2
Others(1)	0.1
	100.0%

†	Amount represents less than 0.05%.

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

162	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

April 30, 2023 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 99.1%

Aerospace & Defense – 0.2%

AECC Aviation Power Co. Ltd., Class A	4,700	$29,686

Aselsan Elektronik Sanayi ve Ticaret A/S	6,972	16,032

AviChina Industry & Technology Co. Ltd., Class H	81,000	43,648

Bharat Dynamics Ltd.(a)	705	8,660

Bharat Electronics Ltd.	61,932	78,175

Data Patterns India Ltd.	588	11,948

Embraer SA*	9,400	36,489

Hanwha Aerospace Co. Ltd.	882	67,679

Hanwha Systems Co. Ltd.	689	7,279

Hindustan Aeronautics Ltd.(a)	1,708	60,947

Korea Aerospace Industries Ltd.	1,176	48,151

Kuang-Chi Technologies Co. Ltd., Class A	5,600	14,202

LIG Nex1 Co. Ltd.	250	14,626

Mazagon Dock Shipbuilders Ltd.	1,175	10,830

United Aircraft Corp. PAO* ‡	25,155,036	—
		448,352

Air Freight & Logistics – 0.2%

Abu Dhabi Aviation Co.*	5,978	12,747

Agility Public Warehousing Co. KSC	27,701	55,701

Allcargo Logistics Ltd.	1,900	6,331

Allcargo Logistics Ltd. (Registered)* ‡	1,900	994

Aramex PJSC	32,940	29,334

Blue Dart Express Ltd.	94	6,824

CJ Logistics Corp.	245	14,114

Delhivery Ltd.*	2,499	11,433

Hyundai Glovis Co. Ltd.	686	83,905

JD Logistics, Inc.* (a)	29,400	45,692

Kerry Express Thailand PCL, NVDR*	8,700	3,159

Kerry TJ Logistics Co. Ltd.	8,000	9,993

SF Holding Co. Ltd., Class A	7,300	59,479

Sinotrans Ltd., Class A	4,700	3,100

Sinotrans Ltd., Class H	47,000	16,226

Investments	Shares	Value

Air Freight & Logistics – (continued)

YTO Express Group Co. Ltd., Class A	4,700	$11,736

Yunda Holding Co. Ltd., Class A	5,800	10,163

ZTO Express Cayman, Inc.	7,350	201,121
		582,052

Automobile Components – 1.1%

Apollo Tyres Ltd.	4,465	18,927

Asahi India Glass Ltd.	4,900	28,633

Balkrishna Industries Ltd.	1,715	43,679

Bharat Forge Ltd.	3,871	37,905

Bosch Ltd.	204	48,290

Ceat Ltd.	799	15,204

Cheng Shin Rubber Industry Co. Ltd.	49,000	60,249

Depo Auto Parts Ind Co. Ltd.	49,000	155,723

DN Automotive Corp.	1,274	70,630

Endurance Technologies Ltd.(a)	350	5,749

Exide Industries Ltd.*	15,150	36,257

Fuyao Glass Industry Group Co. Ltd., Class A	4,800	23,521

Fuyao Glass Industry Group Co. Ltd., Class H(a)	8,400	34,028

Hankook & Co. Co Ltd.	907	8,546

Hankook Tire & Technology Co. Ltd.	2,492	64,236

Hanon Systems	2,756	18,883

HL Mando Co. Ltd.	1,045	36,111

Hota Industrial Manufacturing Co. Ltd.	12,134	27,826

Huayu Automotive Systems Co. Ltd., Class A	9,400	22,224

Hyundai Mobis Co. Ltd.	1,911	310,552

Hyundai Wia Corp.	583	24,393

Iljin Hysolus Co. Ltd.*	383	8,485

Kenda Rubber Industrial Co. Ltd.	37,000	37,551

Kordsa Teknik Tekstil A/S	2,068	6,837

Kumho Tire Co., Inc.*	41,748	140,366

Mahindra CIE Automotive Ltd.*	1,715	8,357

Minth Group Ltd.	12,000	34,548

Motherson Sumi Wiring India Ltd.	30,126	19,787

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	163

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Automobile Components – (continued)

MRF Ltd.	38	$41,330

Myoung Shin Industrial Co. Ltd.*	10,584	142,501

Nan Kang Rubber Tire Co. Ltd.*	14,000	17,533

Nexen Tire Corp.	13,049	80,240

Nexteer Automotive Group Ltd.	343,000	191,383

Ningbo Tuopu Group Co. Ltd., Class A	1,200	8,764

Samvardhana Motherson International Ltd.	38,364	34,409

Sebang Global Battery Co. Ltd.	2,303	92,230

SL Corp.	550	12,739

SNT Motiv Co. Ltd.	3,038	108,273

Sona Blw Precision Forgings Ltd.(a)	2,550	14,957

Sri Trang Agro-Industry PCL, NVDR	283,900	163,784

Sundram Fasteners Ltd.	1,504	19,225

Tianneng Power International Ltd.(b)	244,000	282,546

Tong Yang Industry Co. Ltd.	19,000	29,449

Tube Investments of India Ltd.	1,715	54,261

Tung Thih Electronic Co. Ltd.	1,000	4,587

UNO Minda Ltd.	3,740	23,819

Weifu High-Technology Group Co. Ltd., Class A	4,700	11,343
		2,680,870

Automobiles – 2.0%

Astra International Tbk. PT	573,300	263,788

Bajaj Auto Ltd.	1,151	62,334

BYD Co. Ltd., Class A	2,600	96,019

BYD Co. Ltd., Class H	14,000	420,897

China Motor Corp.	98,000	251,834

Chongqing Changan Automobile Co. Ltd., Class A	17,108	29,410

Chongqing Changan Automobile Co. Ltd., Class B	37,590	17,047

Dongfeng Motor Group Co. Ltd., Class H	882,000	420,219

DRB-Hicom Bhd.	23,500	7,429

Investments	Shares	Value

Automobiles – (continued)

Eicher Motors Ltd.	2,470	$99,635

Ford Otomotiv Sanayi A/S	1,808	49,959

Geely Automobile Holdings Ltd.(b)	147,000	180,709

Great Wall Motor Co. Ltd., Class A	4,700	18,221

Great Wall Motor Co. Ltd., Class H(b)	49,000	58,926

Guangzhou Automobile Group Co. Ltd., Class A	13,500	20,733

Guangzhou Automobile Group Co. Ltd., Class H	64,000	39,705

Hero MotoCorp Ltd.	2,107	65,875

Hyundai Motor Co.	4,116	607,375

Hyundai Motor Co. (2nd Preference)	1,127	93,215

Hyundai Motor Co. (3rd Preference)	54	4,220

Hyundai Motor Co. (Preference)	650	51,479

Karsan Otomotiv Sanayii ve Ticaret A/S*	13,583	5,937

Kia Corp.	7,894	498,388

Li Auto, Inc., Class A* (b)	19,600	228,337

Mahindra & Mahindra Ltd.	15,778	236,546

Maruti Suzuki India Ltd.	2,205	231,437

NIO, Inc., Class A* (b)	23,030	182,189

Oriental Holdings Bhd.	8,500	12,634

SAIC Motor Corp. Ltd., Class A	24,500	49,932

Tata Motors Ltd.*	27,587	163,477

Tata Motors Ltd., Class A*	8,230	24,986

Tofas Turk Otomobil Fabrikasi A/S	3,233	31,917

TVS Motor Co. Ltd.	3,493	48,588

UMW Holdings Bhd.	14,100	12,233

XPeng, Inc., Class A*	19,600	93,881

Yadea Group Holdings Ltd.(a) (b)	16,000	37,341
		4,716,852

Banks – 12.9%

Absa Group Ltd.(b)	23,863	231,846

Abu Dhabi Commercial Bank PJSC	88,302	212,098

See Accompanying Notes to the Financial Statements.

164	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Banks – (continued)

Abu Dhabi Islamic Bank PJSC	23,694	$73,302

AFFIN Bank Bhd.	6,674	3,037

Agricultural Bank of China Ltd., Class A	393,100	194,048

Agricultural Bank of China Ltd., Class H	833,000	321,531

Ahli United Bank KSCP	8,800	7,899

Akbank TAS, ADR	46,845	84,321

Al Ahli Bank of Kuwait KSCP	10,003	10,612

Al Rajhi Bank	31,311	641,130

Alinma Bank	15,813	133,437

Alliance Bank Malaysia Bhd.	27,600	20,605

Alpha Services and Holdings SA*	63,014	78,959

AMMB Holdings Bhd.	73,500	59,485

AU Small Finance Bank Ltd.(a)	4,998	40,543

Axis Bank Ltd.	37,583	394,952

Banco Bradesco SA	45,600	113,206

Banco Bradesco SA (Preference)	151,900	420,523

Banco de Bogota SA	3,242	23,789

Banco de Chile	1,373,176	147,121

Banco de Credito e Inversiones SA	1,670	50,690

Banco del Bajio SA(a)	19,600	64,269

Banco do Brasil SA	39,200	335,831

Banco do Estado do Rio Grande do Sul SA (Preference), Class B	73,500	156,319

Banco Itau Chile SA	10,585,840	24,016

Banco Pan SA (Preference)	10,600	11,357

Banco Santander Chile	1,891,547	91,014

Bancolombia SA	8,820	68,124

Bancolombia SA (Preference)	13,747	85,828

Bandhan Bank Ltd.* (a)	11,877	33,279

Bangkok Bank PCL, NVDR	15,000	68,966

Bank Aladin Syariah Tbk. PT*	78,400	7,482

Bank AlBilad*	8,364	92,210

Bank Al-Jazira	6,066	31,408

Bank Central Asia Tbk. PT	872,200	538,065

Bank Ina Perdana PT*	14,100	3,816

Bank Jago Tbk. PT*	75,000	10,583

Investments	Shares	Value

Banks – (continued)

Bank Mandiri Persero Tbk. PT	705,600	$248,908

Bank Negara Indonesia Persero Tbk. PT	112,700	72,406

Bank OCBC Nisp Tbk. PT	1,269,100	71,803

Bank of Ayudhya PCL, NVDR	53,600	45,913

Bank of Baroda	31,698	72,722

Bank of Beijing Co. Ltd., Class A	70,000	47,891

Bank of Changsha Co. Ltd., Class A	9,400	11,112

Bank of Chengdu Co. Ltd., Class A	10,600	21,022

Bank of China Ltd., Class A	200,900	106,421

Bank of China Ltd., Class H	2,205,000	879,202

Bank of Communications Co. Ltd., Class A	102,100	82,084

Bank of Communications Co. Ltd., Class H	588,000	379,021

Bank of Hangzhou Co. Ltd., Class A	18,800	34,082

Bank of India	21,338	21,902

Bank of Jiangsu Co. Ltd., Class A	42,580	47,385

Bank of Nanjing Co. Ltd., Class A	31,200	42,421

Bank of Ningbo Co. Ltd., Class A	16,350	64,615

Bank of Qingdao Co. Ltd., Class H(a)	23,500	7,784

Bank of Shanghai Co. Ltd., Class A	45,000	40,790

Bank of the Philippine Islands	25,835	50,192

Bank of Zhengzhou Co. Ltd., Class A*	17,490	5,857

Bank Pan Indonesia Tbk. PT	71,500	5,386

Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	2,146,200	183,605

Bank Pembangunan Daerah Jawa Timur Tbk. PT	918,000	42,239

Bank Rakyat Indonesia Persero Tbk. PT	1,185,800	412,241

Bank Tabungan Negara Persero Tbk. PT	2,253,024	191,208

Banque Saudi Fransi	10,613	109,223

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	165

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Banks – (continued)

BDO Unibank, Inc.	28,670	$74,541

BNK Financial Group, Inc.	10,830	53,729

BOC Hong Kong Holdings Ltd.	98,000	308,361

Boubyan Bank KSCP	21,117	46,459

Burgan Bank SAK	31,504	22,213

Canara Bank	9,541	37,010

Capitec Bank Holdings Ltd.	1,492	129,982

Chang Hwa Commercial Bank Ltd.	114,919	66,538

China Banking Corp.	377,300	229,916

China Bohai Bank Co. Ltd., Class H(a) (b)	1,053,500	174,467

China CITIC Bank Corp. Ltd., Class H	245,000	132,333

China Construction Bank Corp., Class A	28,200	25,684

China Construction Bank Corp., Class H	2,793,000	1,867,954

China Everbright Bank Co. Ltd., Class A	117,600	54,317

China Everbright Bank Co. Ltd., Class H	53,000	16,947

China Merchants Bank Co. Ltd., Class A	44,100	213,874

China Merchants Bank Co. Ltd., Class H	98,000	470,031

China Minsheng Banking Corp. Ltd., Class A	83,300	43,645

China Minsheng Banking Corp. Ltd., Class H(b)	196,000	71,909

China Zheshang Bank Co. Ltd., Class A*	47,000	20,894

China Zheshang Bank Co. Ltd., Class H*	53,000	18,972

Chongqing Rural Commercial Bank Co. Ltd., Class A	18,800	10,501

Chongqing Rural Commercial Bank Co. Ltd., Class H	47,000	18,142

CIMB Group Holdings Bhd.	208,040	236,001

City Union Bank Ltd.	9,675	16,746

Commercial Bank PSQC (The)	59,417	95,687

Commercial International Bank Egypt SAE	68,104	117,694

Investments	Shares	Value

Banks – (continued)

Credicorp Ltd.	2,009	$272,179

Credit Agricole Egypt SAE*	178,395	58,772

Credit Bank of Moscow PJSC* ‡	229,590	—

CTBC Financial Holding Co. Ltd.	539,000	396,240

DGB Financial Group, Inc.	61,495	314,735

Doha Bank QPSC	858,938	365,521

Dongguan Rural Commercial Bank Co. Ltd., Class H(a) (b)	322,000	280,164

Dubai Islamic Bank PJSC	84,427	127,836

E.Sun Financial Holding Co. Ltd.	255,484	207,346

Emirates NBD Bank PJSC	72,520	278,467

Eurobank Ergasias Services and Holdings SA*	81,242	114,805

Faisal Islamic Bank of Egypt	46,688	50,003

Far Eastern International Bank	65,617	23,905

Federal Bank Ltd.	30,426	50,173

First Abu Dhabi Bank PJSC	69,433	268,126

First Financial Holding Co. Ltd.	147,000	129,583

Grupo Aval Acciones y Valores SA (Preference)	142,166	17,935

Grupo Bolivar SA	1,518	20,486

Grupo Elektra SAB de CV(b)	980	62,607

Grupo Financiero Banorte SAB de CV, Class O	68,600	591,270

Grupo Financiero Inbursa SAB de CV, Class O* (b)	28,946	70,219

Gulf Bank KSCP	47,076	43,181

Habib Bank Ltd.	304,952	77,953

Haci Omer Sabanci Holding A/S	31,455	61,783

Hana Financial Group, Inc.	8,330	261,090

HDFC Bank Ltd.	67,228	1,386,353

Hong Leong Bank Bhd.	14,300	64,567

Hong Leong Financial Group Bhd.	9,800	39,811

Hua Nan Financial Holdings Co. Ltd.	161,065	114,738

Huaxia Bank Co. Ltd., Class A	47,000	39,075

ICICI Bank Ltd.	82,173	921,426

IDFC First Bank Ltd.*	64,593	48,502

Indian Bank	7,425	29,251

IndusInd Bank Ltd.	9,523	134,147

See Accompanying Notes to the Financial Statements.

166	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Banks – (continued)

Industrial & Commercial Bank of China Ltd., Class A	254,800	$173,589

Industrial & Commercial Bank of China Ltd., Class H	2,009,000	1,080,011

Industrial Bank Co. Ltd., Class A	53,900	133,968

Industrial Bank of Korea	9,751	73,293

Intercorp Financial Services, Inc.(a)	1,040	23,088

Itau Unibanco Holding SA (Preference)	142,100	736,227

Itausa SA	29,065	51,125

Itausa SA (Preference)	158,750	275,433

JB Financial Group Co. Ltd.	3,370	21,050

Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	6,700	7,553

KakaoBank Corp.	5,243	86,182

Karur Vysya Bank Ltd. (The)	14,523	17,356

Kasikornbank PCL, NVDR	34,000	124,460

KB Financial Group, Inc.	10,584	391,444

Kiatnakin Phatra Bank PCL, NVDR	9,800	17,219

King’s Town Bank Co. Ltd.	24,000	27,519

Komercni Banka A/S	2,154	69,730

Kotak Mahindra Bank Ltd.	18,369	435,016

Krung Thai Bank PCL, NVDR	112,400	59,249

Kuwait Finance House KSCP	132,540	321,886

Kuwait International Bank KSCP	27,721	16,740

Kuwait Projects Co. Holding KSCP	56,513	23,981

Malayan Banking Bhd.	209,700	407,130

Malaysia Building Society Bhd.	14,100	1,960

Masraf Al Rayan QSC	108,432	75,962

MCB Bank Ltd.	151,508	64,121

Meezan Bank Ltd.	148,421	51,963

Mega Financial Holding Co. Ltd.	186,775	206,870

Metropolitan Bank & Trust Co.	48,620	51,442

Moneta Money Bank A/S(a)	17,993	66,242

National Bank of Greece SA*	13,715	71,770

National Bank of Kuwait SAKP	131,638	430,987

Nedbank Group Ltd.	13,981	161,383

O-Bank Co. Ltd.	47,000	15,670

Investments	Shares	Value

Banks – (continued)

OTP Bank Nyrt.	6,713	$204,583

Ping An Bank Co. Ltd., Class A	47,100	85,319

Piraeus Financial Holdings SA*	15,980	37,754

Postal Savings Bank of China Co. Ltd., Class A	98,199	78,098

Postal Savings Bank of China Co. Ltd., Class H(a) (b)	196,000	127,339

Public Bank Bhd.	256,600	223,781

Punjab National Bank	60,447	38,594

Qatar International Islamic Bank QSC	14,896	40,473

Qatar Islamic Bank SAQ	26,407	129,859

Qatar National Bank QPSC	68,825	290,426

Qingdao Rural Commercial Bank Corp., Class A	18,800	7,869

RBL Bank Ltd.* (a)	161,847	319,991

RHB Bank Bhd.	103,184	126,768

Riyad Bank	24,217	193,700

Saudi British Bank (The)	6,958	67,063

Saudi Investment Bank (The)	8,484	37,051

Saudi National Bank (The)	34,708	452,508

Sberbank of Russia PJSC* ‡	369,050	—

Sberbank of Russia PJSC (Preference)* ‡	39,708	—

SCB X PCL, NVDR	24,200	73,349

Security Bank Corp.	116,810	194,560

Shanghai Commercial & Savings Bank Ltd. (The)	98,000	148,072

Shanghai Pudong Development Bank Co. Ltd., Class A	73,500	80,627

Sharjah Islamic Bank	14,714	7,734

Shinhan Financial Group Co. Ltd.	14,308	373,629

SinoPac Financial Holdings Co. Ltd.	364,894	198,218

Standard Bank Group Ltd.	37,227	348,758

State Bank of India	27,734	195,984

Taichung Commercial Bank Co. Ltd.	51,967	23,835

Taishin Financial Holding Co. Ltd.	355,315	199,950

Taiwan Business Bank	90,107	40,888

Taiwan Cooperative Financial Holding Co. Ltd.	147,000	127,909

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	167

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Banks – (continued)

Thanachart Capital PCL, NVDR	19,300	$24,445

Tisco Financial Group PCL, NVDR	9,300	24,579

TMBThanachart Bank PCL, NVDR	1,288,800	54,726

Turkiye Garanti Bankasi A/S	13,849	19,497

Turkiye Halk Bankasi A/S*	15,557	8,407

Turkiye Is Bankasi A/S, Class C	98,441	54,818

Union Bank of India Ltd.	27,150	25,164

Union Bank of Taiwan	50,000	26,185

Union Bank of the Philippines	7,980	11,944

United Bank Ltd.	193,914	83,893

VTB Bank PJSC* ‡	136,511,531	—

Warba Bank KSCP	13,740	10,226

Woori Financial Group, Inc.	17,885	156,748

Yapi ve Kredi Bankasi A/S	79,442	38,683

Yes Bank Ltd.*	237,987	45,657
		30,511,212

Beverages – 1.3%

Ambev SA	68,600	194,165

Anadolu Efes Biracilik ve Malt Sanayii A/S	5,350	17,317

Anhui Gujing Distillery Co. Ltd., Class A	700	27,658

Anhui Gujing Distillery Co. Ltd., Class B	2,200	38,984

Arca Continental SAB de CV	9,800	92,953

Becle SAB de CV	4,700	10,813

Carabao Group PCL, NVDR	4,600	9,632

China Foods Ltd.	294,000	107,864

China Resources Beer Holdings Co. Ltd.	27,107	208,398

Chongqing Brewery Co. Ltd., Class A	600	9,020

Coca-Cola Femsa SAB de CV	9,800	80,637

Coca-Cola Icecek A/S	1,269	15,366

Embotelladora Andina SA (Preference), Class B	136,073	343,005

Emperador, Inc.	28,200	10,641

Fomento Economico Mexicano SAB de CV	29,914	290,069

Investments	Shares	Value

Beverages – (continued)

Fraser & Neave Holdings Bhd.	3,700	$21,998

Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	2,300	10,700

Heineken Malaysia Bhd.	3,800	23,973

Hite Jinro Co. Ltd.	348	5,785

Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	2,100	45,375

JiuGui Liquor Co. Ltd., Class A	500	8,068

Kweichow Moutai Co. Ltd., Class A	1,600	406,575

Lotte Chilsung Beverage Co. Ltd.	47	5,464

Luzhou Laojiao Co. Ltd., Class A	2,400	78,372

Nongfu Spring Co. Ltd., Class H(a) (b)	30,000	162,040

Osotspa PCL, NVDR	31,700	27,386

Radico Khaitan Ltd.	3,528	48,596

Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	1,960	70,290

Tsingtao Brewery Co. Ltd., Class A	1,100	18,544

Tsingtao Brewery Co. Ltd., Class H	10,000	106,626

United Breweries Ltd.	1,379	24,931

United Spirits Ltd.*	5,586	53,047

Varun Beverages Ltd.	3,724	65,765

Vina Concha y Toro SA	179,427	215,715

Wuliangye Yibin Co. Ltd., Class A	4,900	119,526
		2,975,298

Biotechnology – 0.8%

3SBio, Inc.(a)	294,000	294,004

ABLBio, Inc.*	1,585	24,928

Adimmune Corp.*	19,000	24,598

Akeso, Inc.* (a) (b)	7,000	38,211

Alteogen, Inc.*	858	27,886

BeiGene Ltd.*	14,700	282,768

Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A*	1,015	15,373

Biocon Ltd.	6,644	18,880

Bioneer Corp.*	799	34,685

Bloomage Biotechnology Corp. Ltd., Class A	611	8,765

See Accompanying Notes to the Financial Statements.

168	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Biotechnology – (continued)

Celltrion, Inc.	1,772	$212,629

Daan Gene Co. Ltd., Class A	4,700	10,569

GC Cell Corp.	329	10,496

GeneOne Life Science, Inc.*	3,823	17,138

Genexine, Inc.*	2,302	20,777

Green Cross Corp.	163	15,053

Green Cross Holdings Corp.	15,092	175,908

Helixmith Co. Ltd.*	1,449	9,289

Hugel, Inc.*	126	10,676

InnoCare Pharma Ltd.* (a)	31,000	35,542

Innovent Biologics, Inc.* (a)	24,500	116,884

L&C Bio Co. Ltd.	605	13,877

Medigen Vaccine Biologics Corp.*	4,564	9,783

MedPacto, Inc.*	1,215	20,153

Medytox, Inc.	126	22,218

Naturecell Co. Ltd.*	1,833	14,380

NKMax Co. Ltd.*	1,797	15,414

OBI Pharma, Inc.*	10,354	28,594

PharmaEssentia Corp.*	4,000	48,207

PharmaResearch Co. Ltd.	349	26,337

Pharmicell Co. Ltd.*	2,919	19,781

Seegene, Inc.	1,378	25,019

Shanghai Junshi Biosciences Co. Ltd., Class A*	1,113	8,479

Shanghai Junshi Biosciences Co. Ltd., Class H* (a)	2,200	8,604

Shanghai RAAS Blood Products Co. Ltd., Class A	9,400	8,914

SK Bioscience Co. Ltd.*	468	24,617

Vaxcell-Bio Therapeutics Co. Ltd.*	371	11,088

Zai Lab Ltd.*	24,500	85,049
		1,795,573

Broadline Retail – 3.4%

Alibaba Group Holding Ltd.*	441,000	4,609,492

Bukalapak.com PT Tbk.*	700,000	11,261

Central Retail Corp. PCL, NVDR	53,475	70,079

El Puerto de Liverpool SAB de CV, Class C1	6,185	37,643

Falabella SA	22,688	48,955

Investments	Shares	Value

Broadline Retail – (continued)

Far Eastern Department Stores Ltd.	49,000	$35,703

GoTo Gojek Tokopedia Tbk. PT*	14,376,600	101,920

Hyundai Department Store Co. Ltd.	224	8,653

Hyundai Home Shopping Network Corp.	2,038	73,395

JD.com, Inc., Class A	38,001	657,886

Lotte Shopping Co. Ltd.	448	26,711

Magazine Luiza SA*	52,300	34,916

MINISO Group Holding Ltd., ADR	42,942	791,850

Mitra Adiperkasa Tbk. PT*	314,900	29,408

momo.com, Inc.	1,560	42,067

Naspers Ltd., Class N	3,565	635,875

PDD Holdings, Inc., ADR*	8,869	604,422

RattanIndia Enterprises Ltd.*	126,616	61,578

Shinsegae, Inc.	212	32,630

Vipshop Holdings Ltd., ADR*	10,045	157,707

V-Mart Retail Ltd.	484	12,832

Woolworths Holdings Ltd.	17,787	63,283
		8,148,266

Building Products – 0.3%

Astral Ltd.	2,308	40,823

Beijing New Building Materials plc, Class A	5,300	20,288

Blue Star Ltd.	2,817	50,952

China Lesso Group Holdings Ltd.	33,000	28,418

Kajaria Ceramics Ltd.	1,150	15,385

KCC Glass Corp.	3,724	127,853

Kyung Dong Navien Co. Ltd.	2,205	65,900

Qua Granite Hayal*	21,217	85,530

Ras Al Khaimah Ceramics	148,568	106,004

Saudi Ceramic Co.	935	7,977

Taiwan Glass Industry Corp.	50,000	33,016

Triumph New Energy Co. Ltd., Class H* (b)	18,000	17,450

Xinyi Glass Holdings Ltd.	80,000	145,734

Zhuzhou Kibing Group Co. Ltd., Class A	5,300	7,856
		753,186

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	169

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Capital Markets – 2.0%

360 ONE WAM Ltd.	8,040	$41,248

Angel One Ltd.	1,551	23,313

B3 SA - Brasil Bolsa Balcao	93,100	217,358

Banco BTG Pactual SA	19,600	91,754

Bangkok Commercial Asset Management PCL, NVDR*	26,500	10,244

Beyond Securities PCL, NVDR*	37,500	8,127

Bolsa Mexicana de Valores SAB de CV	10,400	22,917

Boursa Kuwait Securities Co. KPSC	1,820	10,640

Bursa Malaysia Bhd.	8,000	11,263

Caitong Securities Co. Ltd., Class A	12,220	13,670

Capital Securities Corp.	833,000	371,216

Changjiang Securities Co. Ltd., Class A	14,100	11,539

China Bills Finance Corp.	53,000	26,032

China Cinda Asset Management Co. Ltd., Class H	3,185,000	377,336

China Everbright Ltd.(b)	294,000	210,484

China Galaxy Securities Co. Ltd., Class A	5,200	8,091

China Galaxy Securities Co. Ltd., Class H	119,500	64,698

China Huarong Asset Management Co. Ltd., Class H* (a) (b)	423,000	22,093

China International Capital Corp. Ltd., Class A	1,600	9,718

China International Capital Corp. Ltd., Class H(a)	19,600	40,998

China Merchants Securities Co. Ltd., Class A	21,220	42,788

China Merchants Securities Co. Ltd., Class H(a)	16,600	16,812

Chinalin Securities Co. Ltd., Class A	4,900	9,725

CITIC Securities Co. Ltd., Class A	34,075	103,383

CITIC Securities Co. Ltd., Class H	29,073	60,961

Investments	Shares	Value

Capital Markets – (continued)

Coronation Fund Managers Ltd.	90,166	$147,895

CRISIL Ltd.	342	15,041

CSC Financial Co. Ltd., Class A	7,500	27,388

CSC Financial Co. Ltd., Class H(a) (b)	318,500	323,373

Daishin Securities Co. Ltd.	212	2,127

Daishin Securities Co. Ltd. (Preference)	530	5,085

Daou Data Corp.	4,900	63,593

Daou Technology, Inc.	9,485	135,642

Dubai Financial Market PJSC	33,628	13,737

Egypt Kuwait Holding Co. SAE	121,979	140,154

Egyptian Financial Group-Hermes Holding Co.*	327,009	193,136

Everbright Securities Co. Ltd., Class A	4,700	10,284

GF Securities Co. Ltd., Class A	14,100	31,219

GF Securities Co. Ltd., Class H(b)	29,400	42,097

Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	11,664	11,600

Guosen Securities Co. Ltd., Class A	14,100	19,151

Guotai Junan Securities Co. Ltd., Class A	19,600	42,775

Guotai Junan Securities Co. Ltd., Class H(a)	21,200	27,277

Haitong Securities Co. Ltd., Class A	18,800	25,155

Haitong Securities Co. Ltd., Class H	56,400	37,361

Hanwha Investment & Securities Co. Ltd.*	42,483	87,289

HDFC Asset Management Co. Ltd.(a)	1,150	24,793

Huatai Securities Co. Ltd., Class A	25,100	50,901

Huatai Securities Co. Ltd., Class H(a)	46,200	59,561

IBF Financial Holdings Co. Ltd.	56,381	22,650

ICICI Securities Ltd.(a)	1,880	10,178

IDFC Ltd.	53,949	57,880

Indian Energy Exchange Ltd.(a)	16,732	32,008

See Accompanying Notes to the Financial Statements.

170	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Capital Markets – (continued)

Industrial Securities Co. Ltd., Class A	34,450	$33,415

Investec Ltd.	4,353	23,951

Is Yatirim Menkul Degerler A/S	43,855	99,038

JM Financial Ltd.	150,439	111,492

JSE Ltd.	1,224	6,439

KIWOOM Securities Co. Ltd.	666	46,626

Korea Investment Holdings Co. Ltd.	1,225	50,431

Mirae Asset Securities Co. Ltd.	7,325	37,982

Moscow Exchange MICEX-RTS PJSC* ‡	29,911	—

Multi Commodity Exchange of India Ltd.	583	9,969

NH Investment & Securities Co. Ltd.	5,582	38,996

Ninety One Ltd.	6,828	15,449

Nippon Life India Asset Management Ltd.(a)	1,739	5,062

Norte Grande SA	1,265,334	13,065

Orient Securities Co. Ltd., Class A	12,032	18,600

Orient Securities Co. Ltd., Class H(a)	20,400	12,136

Pacific Strategic Financial Tbk. PT*	448,500	38,827

Pihsiang Machinery Manufacturing Co. Ltd.* ‡	5,000	—

President Securities Corp.	343,000	185,767

PSG Konsult Ltd.	24,750	17,733

Reinet Investments SCA	2,450	53,602

Samsung Securities Co. Ltd.	2,009	50,810

Saratoga Investama Sedaya Tbk. PT	27,500	3,552

Saudi Tadawul Group Holding Co.	779	34,727

Shenwan Hongyuan Group Co. Ltd., Class A	47,900	31,250

Shinyoung Securities Co. Ltd.*	1,617	67,053

Sociedad de Inversiones Oro Blanco SA	1,353,420	12,064

SPIC Industry-Finance Holdings Co. Ltd., Class A	10,000	6,207

Investments	Shares	Value

Capital Markets – (continued)

Tata Investment Corp. Ltd.	517	$13,653

UTI Asset Management Co. Ltd.	3,250	26,141

Western Securities Co. Ltd., Class A	10,000	9,671

Woori Investment Bank Co. Ltd.	131,859	74,383

Yuanta Securities Korea Co. Ltd.	30,806	60,420

Zheshang Securities Co. Ltd., Class A	4,700	6,933

Zhongtai Securities Co. Ltd., Class A	15,900	17,143
		4,718,345

Chemicals – 4.2%

Aarti Industries Ltd.	4,205	28,890

Abou Kir Fertilizers & Chemical Industries	9,849	16,061

Advanced Nano Products Co. Ltd.	355	39,521

Advanced Petrochemical Co.	2,025	25,699

AECI Ltd.	40,122	189,399

Alkyl Amines Chemicals	220	6,355

Alpek SAB de CV(b)	4,700	4,956

Alujain Corp.	12,292	130,762

Asia Polymer Corp.	147,000	131,735

Asian Paints Ltd.	7,423	263,259

Atul Ltd.	259	21,748

Avia Avian Tbk. PT	277,300	11,341

Balaji Amines Ltd.	350	8,983

Barito Pacific Tbk. PT	476,398	27,116

BASF India Ltd.	400	11,599

Batu Kawan Bhd.	6,300	30,762

Bayer CropScience Ltd.	141	7,135

Berger Paints India Ltd.	5,126	38,231

Boubyan Petrochemicals Co. KSCP	7,344	19,562

Braskem SA (Preference), Class A*	5,500	21,757

Carborundum Universal Ltd.	5,096	67,084

Castrol India Ltd.	18,650	27,313

Chambal Fertilisers and Chemicals Ltd.	4,398	15,351

Chandra Asri Petrochemical Tbk. PT*	392,000	63,062

Chemplast Sanmar Ltd.*	2,585	13,546

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	171

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Chemicals – (continued)

China General Plastics Corp.	147,000	$119,780

China Lumena New Materials Corp.* ‡	22,200	—

China Man-Made Fiber Corp.*	50,000	13,613

China Petrochemical Development Corp.	47,000	15,441

China Risun Group Ltd.(a) (b)	490,000	229,086

China Steel Chemical Corp.	9,000	33,667

Chunbo Co. Ltd.	47	6,802

CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	7,975	7,263

Coromandel International Ltd.	1,898	21,858

Cosmochemical Co. Ltd.*	987	42,919

D&L Industries, Inc.	110,800	16,785

DCM Shriram Ltd.	423	4,225

Deepak Fertilisers & Petrochemicals Corp. Ltd.	2,538	18,591

Deepak Nitrite Ltd.	1,105	25,496

DL Holdings Co. Ltd.	397	14,668

Dongjin Semichem Co. Ltd.	725	15,953

Dongyue Group Ltd.	42,000	42,536

Ecopro Co. Ltd.	289	157,628

EID Parry India Ltd.	35,623	218,780

Enchem Co. Ltd.*	235	12,256

Engro Corp. Ltd.	111,181	120,458

Engro Fertilizers Ltd.	239,264	70,836

Eternal Materials Co. Ltd.	27,550	28,991

Fauji Fertilizer Co. Ltd.	280,616	101,766

Fertiglobe plc	33,746	35,290

Fine Organic Industries Ltd.	94	5,082

Finolex Industries Ltd.	9,600	19,649

Foosung Co. Ltd.	1,768	17,794

Formosa Chemicals & Fibre Corp.	68,000	152,401

Formosa Plastics Corp.	76,000	232,135

Fufeng Group Ltd.(b)	392,000	237,200

Galaxy Surfactants Ltd.(a)	250	7,595

Ganfeng Lithium Group Co. Ltd.(a) (b)	7,280	47,715

Ganfeng Lithium Group Co. Ltd., Class A	3,080	28,892

GHCL Ltd.	2,867	16,979

Investments	Shares	Value

Chemicals – (continued)

GHCL Textiles Ltd.* ‡	2,867	$1,165

Grand Pacific Petrochemical	47,000	30,959

Guangzhou Tinci Materials Technology Co. Ltd., Class A	5,000	30,802

Gubre Fabrikalari TAS*	833	8,656

Gujarat Fluorochemicals Ltd.	715	29,545

Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	33,614	241,725

Han Kuk Carbon Co. Ltd.	1,470	12,576

Hangzhou Oxygen Plant Group Co. Ltd.*	2,400	13,926

Hansol Chemical Co. Ltd.	141	23,388

Hanwha Solutions Corp.*	3,227	115,612

Hektas Ticaret TAS*	16,074	22,266

Hengli Petrochemical Co. Ltd., Class A	14,100	32,156

Hengyi Petrochemical Co. Ltd., Class A	14,100	15,610

Hoshine Silicon Industry Co. Ltd., Class A	1,900	20,083

Huabao International Holdings Ltd.(b)	17,000	7,991

Huafon Chemical Co. Ltd., Class A	5,300	5,508

Hubei Xingfa Chemicals Group Co. Ltd., Class A	5,000	17,826

Hyosung Advanced Materials Corp.	55	15,965

Hyosung TNC Corp.	882	248,441

Indorama Ventures PCL, NVDR	66,700	66,412

Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	23,500	14,721

Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	14,100	14,958

International CSRC Investment Holdings Co.	50,000	32,528

ISU Chemical Co. Ltd. ‡	799	24,775

Jiangsu Eastern Shenghong Co. Ltd., Class A	11,000	20,116

Jubilant Ingrevia Ltd.	2,701	13,910

Kansai Nerolac Paints Ltd.	2,196	10,201

KCC Corp.	106	17,582

Kolon Industries, Inc.	674	21,528

See Accompanying Notes to the Financial Statements.

172	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Chemicals – (continued)

Korea Petrochemical Ind Co. Ltd.	141	$15,276

KuibyshevAzot PJSC‡	9,900	—

Kum Yang Co. Ltd.*	564	28,149

Kumho Petrochemical Co. Ltd.	441	44,943

Laxmi Organic Industries Ltd.(a)	2,107	7,239

LB Group Co. Ltd., Class A	4,700	11,750

LG Chem Ltd.	735	406,381

LG Chem Ltd. (Preference)	170	49,537

Linde India Ltd.	282	13,730

Lotte Chemical Corp.	584	73,349

LOTTE Fine Chemical Co. Ltd.	397	18,183

Luxi Chemical Group Co. Ltd., Class A	6,500	11,249

Mesaieed Petrochemical Holding Co.	68,381	37,196

Miwon Commercial Co. Ltd.	125	15,784

Miwon Specialty Chemical Co. Ltd.	120	12,552

Nan Ya Plastics Corp.	147,000	372,969

Nantex Industry Co. Ltd.	109,000	139,873

National Industrialization Co.*	5,584	20,307

Navin Fluorine International Ltd.	645	38,227

Ningxia Baofeng Energy Group Co. Ltd., Class A	10,600	20,165

Nizhnekamskneftekhim PJSC‡	28,600	—

Nizhnekamskneftekhim PJSC (Preference)‡	26,400	—

OCI Co. Ltd.‡	602	53,885

Omnia Holdings Ltd.	61,002	192,043

Orbia Advance Corp. SAB de CV	29,933	68,730

Organichesky Sintez PJSC‡	11,550	—

Oriental Union Chemical Corp.	38,000	25,834

Petkim Petrokimya Holding A/S*	38,400	25,668

Petronas Chemicals Group Bhd.	44,100	69,998

PhosAgro PJSC‡	1,540	—

PI Advanced Materials Co. Ltd.	520	12,685

PI Industries Ltd.	1,239	51,241

Pidilite Industries Ltd.	2,401	70,979

PTT Global Chemical PCL, NVDR	48,700	59,186

Investments	Shares	Value

Chemicals – (continued)

Qinghai Salt Lake Industry Co. Ltd., Class A*	4,700	$13,853

Rongsheng Petrochemical Co. Ltd., Class A	24,500	46,750

SABIC Agri-Nutrients Co.	3,907	139,167

Sahara International Petrochemical Co.	10,089	104,099

Sasa Polyester Sanayi A/S*	6,811	34,881

Sasol Ltd.	17,437	226,186

Satellite Chemical Co. Ltd., Class A	4,662	9,548

Saudi Basic Industries Corp.	14,112	347,279

Saudi Industrial Investment Group	6,478	43,956

Saudi Kayan Petrochemical Co.*	12,054	40,687

Scientex Bhd.	14,100	10,779

Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	6,110	28,115

Shanghai Putailai New Energy Technology Co. Ltd., Class A	2,800	21,104

Shinkong Synthetic Fibers Corp.	490,000	280,524

Shiny Chemical Industrial Co. Ltd.	3,750	15,736

Sichuan Hebang Biotechnology Co. Ltd., Class A	37,600	14,979

Sichuan Yahua Industrial Group Co. Ltd., Class A	3,600	9,753

Sinofert Holdings Ltd.*	700,000	88,281

Sinoma Science & Technology Co. Ltd., Class A	4,700	14,314

Sinon Corp.	21,000	25,274

SK Chemicals Co. Ltd.	412	21,948

SK IE Technology Co. Ltd.* (a)	349	20,157

SKC Co. Ltd.	424	31,490

Sociedad Quimica y Minera de Chile SA (Preference), Class B	2,254	153,549

Solar Applied Materials Technology Corp.	173,000	204,556

Solar Industries India Ltd.	405	18,924

Soulbrain Co. Ltd.	47	7,691

Soulbrain Holdings Co. Ltd.	1,782	35,416

SRF Ltd.	2,588	80,333

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	173

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Chemicals – (continued)

Sumitomo Chemical India Ltd.	2,585	$12,723

Supreme Industries Ltd.	1,204	40,044

Supreme Petrochem Ltd.	3,456	16,157

Surya Esa Perkasa Tbk. PT	280,400	13,380

Taekwang Industrial Co. Ltd.	98	51,109

Taiwan Fertilizer Co. Ltd.	13,000	24,991

Tata Chemicals Ltd.	2,679	31,188

Tianqi Lithium Corp., Class A*	1,500	15,428

Tianqi Lithium Corp., Class H*	1,200	7,491

TKG Huchems Co. Ltd.	6,811	115,773

Tongkun Group Co. Ltd., Class A	9,400	17,502

TSRC Corp.	245,000	221,151

Unid Co. Ltd.	1,666	80,786

UPC Technology Corp.	294,000	142,971

UPL Ltd.	9,408	85,106

USI Corp.	294,000	243,864

Wanhua Chemical Group Co. Ltd., Class A*	4,900	65,195

Xinjiang Zhongtai Chemical Co. Ltd., Class A*	10,600	10,006

Yanbu National Petrochemical Co.	5,439	64,821

Yunnan Energy New Material Co. Ltd.	1,200	18,031

Yunnan Yuntianhua Co. Ltd., Class A*	4,700	12,978

Zangge Mining Co. Ltd., Class A	4,700	15,521

Zhejiang Yongtai Technology Co. Ltd., Class A	2,800	6,895
		9,861,836

Commercial Services & Supplies – 0.2%

China Everbright Environment Group Ltd.(b)	98,000	41,448

Cleanaway Co. Ltd.	5,000	30,577

Dynagreen Environmental Protection Group Co. Ltd., Class H(a) (b)	165,000	59,275

Ecopro HN Co. Ltd.	376	18,766

Frontken Corp. Bhd.	42,300	28,829

Investments	Shares	Value

Commercial Services & Supplies – (continued)

GPS Participacoes e Empreendimentos SA(c)	14,100	$35,484

Indian Railway Catering & Tourism Corp. Ltd.	6,370	48,088

KEPCO Plant Service & Engineering Co. Ltd.	100	2,667

PNB Holdings Corp.* ‡	46,815	35,287

S-1 Corp.	347	15,141

Saudi Airlines Catering Co.	1,848	46,758

Sungeel Hitech Co. Ltd.*	98	9,987

Sunny Friend Environmental Technology Co. Ltd.	5,000	25,779

Taiwan Secom Co. Ltd.	3,165	11,170
		409,256

Communications Equipment – 0.3%

Accton Technology Corp.	9,000	87,534

Advanced Ceramic X Corp.	2,000	13,532

Arcadyan Technology Corp.	69,000	225,567

BYD Electronic International Co. Ltd.	11,000	33,141

Hengtong Optic-electric Co. Ltd., Class A	4,700	9,877

Intellian Technologies, Inc.	218	11,157

KMW Co. Ltd.*	563	8,093

Seojin System Co. Ltd.*	9,457	113,054

Sercomm Corp.	10,000	26,706

Sterlite Technologies Ltd.	6,627	12,973

Tejas Networks Ltd.*(a)	2,202	17,724

Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	900	4,211

Wistron NeWeb Corp.	5,000	15,028

ZTE Corp., Class A	9,800	50,385

ZTE Corp., Class H	20,400	65,489
		694,471

Construction & Engineering – 1.1%

Acter Group Corp. Ltd.	49,000	215,971

BES Engineering Corp.	441,000	149,905

CH Karnchang PCL, NVDR	30,400	18,784

China Conch Venture Holdings Ltd.	49,000	77,902

See Accompanying Notes to the Financial Statements.

174	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Construction & Engineering – (continued)

China Energy Engineering Corp. Ltd., Class A	80,000	$31,292

China Energy Engineering Corp. Ltd., Class H(b)	198,000	29,763

China Railway Group Ltd., Class A	45,200	60,609

China Railway Group Ltd., Class H	119,000	91,260

Continental Holdings Corp.	147,000	149,188

Daewoo Engineering & Construction Co. Ltd.*	3,901	12,285

Dayamitra Telekomunikasi Tbk. PT	202,100	9,643

DL E&C Co. Ltd.	799	21,014

Estithmar Holding QPSC*	30,456	17,838

Gamuda Bhd.	52,008	48,388

Greentown Management Holdings Co. Ltd.(a)	35,000	33,351

GS Engineering & Construction Corp.	2,450	39,540

HDC Hyundai Development Co-Engineering & Construction, Class E	13,573	122,202

Hyundai Engineering & Construction Co. Ltd.	2,280	69,845

IJM Corp. Bhd.	37,600	13,150

IRB Infrastructure Developers Ltd.	48,040	16,085

IS Dongseo Co. Ltd.*	5,390	149,208

Kalpataru Power Transmission Ltd.	3,479	22,954

KEC International Ltd.	6,962	39,044

KEPCO Engineering & Construction Co., Inc.	141	7,406

KNR Constructions Ltd.	6,325	18,565

Kontrolmatik Enerji ve Muhendislik A/S	736	5,007

Larsen & Toubro Ltd.	10,841	313,216

Larsen & Toubro Ltd., GDR(a)	296	8,584

Metallurgical Corp. of China Ltd., Class A	42,300	27,353

Metallurgical Corp. of China Ltd., Class H	106,000	32,273

Investments	Shares	Value

Construction & Engineering – (continued)

NBCC India Ltd.	41,870	$20,107

PNC Infratech Ltd.(a)	2,700	9,350

Power Construction Corp. of China Ltd., Class A	34,100	37,849

Praj Industries Ltd.	6,061	26,326

PSG Corp. PCL, NVDR*	300,700	9,158

Rail Vikas Nigam Ltd.(a)	168,168	221,008

Ruentex Engineering & Construction Co.	26,000	101,488

Samsung Engineering Co. Ltd.*	2,842	61,792

Shanghai Construction Group Co. Ltd., Class A	23,500	9,667

Shanghai Tunnel Engineering Co. Ltd., Class A	14,100	13,310

Sichuan Road and Bridge Group Co. Ltd., Class A	14,600	33,401

Tekfen Holding A/S	63,210	93,605

Voltas Ltd.	3,969	38,753

Waskita Karya Persero Tbk. PT*	173,900	2,726

Yankey Engineering Co. Ltd.	15,000	139,058
		2,669,223

Construction Materials – 1.4%

ACC Ltd.*	1,376	29,641

Ambuja Cements Ltd.*	11,368	55,078

Anhui Conch Cement Co. Ltd., Class A	9,800	38,022

Anhui Conch Cement Co. Ltd., Class H	35,000	110,129

Arabian Cement Co.	2,310	21,802

Asia Cement Corp.	79,000	112,940

BBMG Corp., Class A	42,300	14,714

Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	6,000	25,695

Berkah Beton Sadaya Tbk. PT‡	425,000	17,906

Birla Corp. Ltd.	750	8,400

Bursa Cimento Fabrikasi A/S*	221,480	60,357

Cementos Argos SA	172,970	114,672

Cemex SAB de CV*	428,000	256,245

Chia Hsin Cement Corp.	20,000	13,044

China Jushi Co. Ltd., Class A	5,143	10,823

China National Building Material Co. Ltd., Class H	134,050	100,069

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	175

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Construction Materials – (continued)

China Resources Cement Holdings Ltd.	68,000	$30,665

China Tianrui Group Cement Co. Ltd.*	36,000	26,370

City Cement Co.	4,208	24,480

CSG Holding Co. Ltd., Class B	4,700	1,796

Dalmia Bharat Ltd.	1,782	43,468

Eastern Province Cement Co.	1,199	13,586

GCC SAB de CV(b)	4,700	37,240

Goldsun Building Materials Co. Ltd.	343,000	312,401

Grasim Industries Ltd.	5,978	125,665

Grupo Argos SA	122,500	232,600

Grupo Argos SA (Preference)	76,737	93,433

Hanil Cement Co. Ltd.	9,751	90,924

Huaxin Cement Co. Ltd., Class A	3,700	7,877

Huaxin Cement Co. Ltd., Class H	10,400	10,347

India Cements Ltd. (The)	5,000	11,337

Indocement Tunggal Prakarsa Tbk. PT	32,900	24,333

JK Cement Ltd.	530	19,386

Lucky Cement Ltd.*	45,227	63,963

Nuh Cimento Sanayi A/S	2,068	13,728

Nuvoco Vistas Corp. Ltd.*	3,650	14,714

Oyak Cimento Fabrikalari A/S*	12,338	19,159

POSCO Future M Co. Ltd.	499	124,899

Qassim Cement Co. (The)	1,998	36,650

Qatar National Cement Co. QSC	11,041	12,033

Ramco Cements Ltd. (The)	2,289	20,592

Rhi Magnesita India Ltd.	1,850	14,512

Riyadh Cement Co.	1,967	17,018

Saudi Cement Co.	2,022	30,297

Semen Indonesia Persero Tbk. PT*	65,817	26,695

Shree Cement Ltd.	196	58,282

Siam Cement PCL (The), NVDR	9,500	87,356

Southern Province Cement Co.	1,634	22,872

SSANGYONG C&E Co. Ltd.	290	1,268

Taiwan Cement Corp.	98,000	123,367

Investments	Shares	Value

Construction Materials – (continued)

Tangshan Jidong Cement Co. Ltd., Class A	4,700	$5,536

Tipco Asphalt PCL, NVDR	23,400	13,774

TPI Polene PCL, NVDR	1,950,300	85,671

UltraTech Cement Ltd.	1,813	167,400

Unacem Corp. SAA	326,046	136,279

Universal Cement Corp.	148,000	136,241

Yamama Cement Co.	3,763	33,108

Yanbu Cement Co.	2,888	27,489
		3,388,348

Consumer Finance – 0.9%

AEON Credit Service M Bhd.	5,600	15,015

Bajaj Finance Ltd.	4,263	327,142

BFI Finance Indonesia Tbk. PT	343,100	32,158

Capri Global Capital Ltd.	1,948	15,685

Cholamandalam Investment and Finance Co. Ltd.	7,595	80,844

CreditAccess Grameen Ltd.*	1,166	13,739

Differ Group Auto Ltd.* (b)	94,000	1,593

Gentera SAB de CV	41,641	45,660

JMT Network Services PCL, NVDR	14,200	16,426

Krungthai Card PCL, NVDR	23,400	36,148

Lufax Holding Ltd., ADR	21,272	36,162

Mahindra & Mahindra Financial Services Ltd.	9,024	28,560

Manappuram Finance Ltd.	188,405	298,598

Muangthai Capital PCL, NVDR	9,300	9,260

Muthoot Finance Ltd.	2,226	27,764

Ngern Tid Lor PCL, NVDR	26,654	16,547

Poonawalla Fincorp Ltd.	5,720	22,587

Qifu Technology, Inc., ADR	52,234	921,408

Ratchthani Leasing PCL, NVDR	117,400	12,514

Samsung Card Co. Ltd.	1,140	25,383

SBI Cards & Payment Services Ltd.	4,949	46,701

Shriram Finance Ltd.	6,596	107,408

Srisawad Corp. PCL, NVDR	14,000	22,754

Sundaram Finance Ltd.	1,505	43,316

Transaction Capital Ltd.	7,989	5,313

Yulon Finance Corp.	4,248	25,494
		2,234,179

See Accompanying Notes to the Financial Statements.

176	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Consumer Staples Distribution & Retail – 1.1%

Abdullah Al Othaim Markets Co.	363	$13,840

Aeon Co. M Bhd.	18,800	5,353

Al Meera Consumer Goods Co. QSC	2,049	8,179

Al-Dawaa Medical Services Co.	686	14,138

Alibaba Health Information Technology Ltd.*(b)	98,000	70,037

Almacenes Exito SA	56,252	48,819

Atacadao SA	9,400	20,199

Avenue Supermarts Ltd.* (a)	2,681	115,053

Berli Jucker PCL	500	571

Berli Jucker PCL, NVDR	13,800	15,761

BGF retail Co. Ltd.	141	19,658

Bid Corp. Ltd.	5,670	129,099

BIM Birlesik Magazalar A/S	13,261	106,507

Cencosud SA*	44,247	90,731

Cia Brasileira de Distribuicao*	58,800	176,300

Clicks Group Ltd.	4,165	60,900

CP ALL PCL, NVDR*	83,800	158,900

Dada Nexus Ltd., ADR*	2,805	16,998

DaShenLin Pharmaceutical Group Co. Ltd., Class A	3,600	17,885

Dis-Chem Pharmacies Ltd. (a)	6,949	10,117

Dongsuh Cos., Inc.	859	12,329

E-MART, Inc.	572	41,712

Great Tree Pharmacy Co. Ltd.	1,257	16,519

Grupo Comercial Chedraui SA de CV	4,700	27,691

Grupo Mateus SA*	9,800	10,793

GS Retail Co. Ltd.	1,332	26,473

InRetail Peru Corp.(a)	406	13,215

JD Health International, Inc.* (a) (b)	17,150	122,892

La Comer SAB de CV	18,800	40,833

Magnit PJSC* ‡	2,296	—

Migros Ticaret A/S*	1,410	12,644

Nahdi Medical Co.	611	29,192

Pick n Pay Stores Ltd.	6,784	16,111

Ping An Healthcare and Technology Co. Ltd.*(a)	9,600	23,872

President Chain Store Corp.	11,000	96,788

Investments	Shares	Value

Consumer Staples Distribution & Retail – (continued)

Puregold Price Club, Inc.	26,060	$15,339

Raia Drogasil SA	19,100	100,332

Sendas Distribuidora SA	14,996	36,839

Shoprite Holdings Ltd.	8,918	108,745

Siam Makro PCL, NVDR	28,900	31,949

SMU SA	797,524	140,174

Sok Marketler Ticaret A/S*	113,288	193,626

SPAR Group Ltd. (The) (b)	2,560	19,658

Sumber Alfaria Trijaya Tbk. PT	344,600	68,121

Sun Art Retail Group Ltd.	70,500	30,535

Wal-Mart de Mexico SAB de CV	83,300	334,742
		2,670,169

Containers & Packaging – 0.2%

Cheng Loong Corp.	16,000	16,290

Klabin SA	24,552	93,882

Polyplex Thailand PCL, NVDR	132,000	63,009

SCG Packaging PCL, NVDR	18,700	24,096

Taiwan Hon Chuan Enterprise Co. Ltd.	9,000	29,246

Ton Yi Industrial Corp.	245,000	165,366

Youlchon Chemical Co. Ltd.	470	13,555
		405,444

Distributors – 0.1%

Wuchan Zhongda Group Co. Ltd., Class A	13,800	10,855

Xinhua Winshare Publishing and Media Co. Ltd., Class H	147,000	132,770
		143,625

Diversified Consumer Services – 0.4%

Advtech Ltd.	24,310	24,372

China Education Group Holdings Ltd.(a) (b)	392,000	347,561

Cogna Educacao SA*	52,400	21,367

East Buy Holding Ltd.*(a) (b)	3,000	10,376

Fu Shou Yuan International Group Ltd.	55,000	44,561

Humansoft Holding Co. KSC*	3,097	39,426

Lung Yen Life Service Corp.	2,000	2,440

MegaStudyEdu Co. Ltd.	2,940	137,510

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	177

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Diversified Consumer Services – (continued)

New Oriental Education & Technology Group, Inc.*	24,500	$110,173

Offcn Education Technology Co. Ltd., Class A*	4,700	3,338

TAL Education Group, ADR*	13,867	81,261

YDUQS Participacoes SA*	10,500	17,042
		839,427

Diversified REITs – 0.3%

Axis REIT, REIT	70,600	30,073

Concentradora Fibra Danhos SA de CV, REIT(b)	39,200	51,980

Fibra Uno Administracion SA de CV, REIT(b)	93,100	128,200

Growthpoint Properties Ltd., REIT(b)	106,428	74,100

Investec Property Fund Ltd., REIT	221,074	106,403

Is Gayrimenkul Yatirim Ortakligi A/S, REIT*	169,981	71,932

KLCCP Stapled Group, REIT	6,900	10,875

Ozak Gayrimenkul Yatirim Ortakligi, REIT*	82,173	45,336

Redefine Properties Ltd., REIT	244,978	51,987

Yuexiu REIT, REIT	833,000	218,599
		789,485

Diversified Telecommunication Services – 1.1%

AL Yah Satellite Communications Co. PJSC	43,340	30,333

China Tower Corp. Ltd., Class H(a)	1,274,000	162,295

Chunghwa Telecom Co. Ltd.	49,000	202,423

CITIC Telecom International Holdings Ltd.	588,000	235,952

Converge Information and Communications Technology Solutions, Inc.*	48,000	10,227

Emirates Telecommunications Group Co. PJSC	54,978	359,333

Hellenic Telecommunications Organization SA	2,597	37,989

HFCL Ltd.	22,055	17,464

Indus Towers Ltd.	25,442	48,188

Investments	Shares	Value

Diversified Telecommunication Services – (continued)

KT Corp.	3,590	$80,469

LG Uplus Corp.	7,465	61,465

Magyar Telekom Telecommunications plc*	131,124	165,275

Ooredoo QPSC	18,114	49,216

Operadora De Sites Mexicanos SAB de CV, Series A-1(b)	9,400	9,093

Rostelecom PJSC‡	33,770	—

Rostelecom PJSC (Preference)‡	15,392	—

Sarana Menara Nusantara Tbk. PT	315,700	22,058

Saudi Telecom Co.	29,562	354,678

Tata Communications Ltd.	1,646	25,534

Tata Teleservices Maharashtra Ltd.*	6,148	4,601

Telefonica Brasil SA	4,900	40,275

Telekom Malaysia Bhd.	36,100	40,143

Telkom Indonesia Persero Tbk. PT	739,900	214,354

Telkom SA SOC Ltd.* (b)	110,021	199,658

TIME dotCom Bhd.	9,000	11,077

Tower Bersama Infrastructure Tbk. PT	42,300	5,940

True Corp. PCL, NVDR	343,808	80,043

Turk Telekomunikasyon A/S*	19,746	16,519
		2,484,602

Electric Utilities – 1.1%

Adani Transmission Ltd.*	4,459	56,092

Alupar Investimento SA	3,640	19,674

Can2 Termik A/S*	1,551	3,876

Centrais Eletricas Brasileiras SA	34,300	232,079

Centrais Eletricas Brasileiras SA (Preference), Class B	8,481	61,723

CESC Ltd.	226,861	189,891

CEZ A/S	4,508	243,118

Cia Energetica de Minas Gerais	4,700	18,977

Cia Energetica de Minas Gerais (Preference)	46,802	115,535

Cia Paranaense de Energia	5,500	42,942

CPFL Energia SA	4,700	31,134

CTEEP-Cia de Transmissao de Energia Eletrica Paulista (Preference)	5,200	23,958

See Accompanying Notes to the Financial Statements.

178	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electric Utilities – (continued)

EDP - Energias do Brasil SA	9,400	$42,276

Enel Americas SA	529,169	72,559

Enel Chile SA	829,052	47,538

Energisa SA	4,800	40,105

Enerjisa Enerji A/S(a)	7,676	10,988

Equatorial Energia SA	14,700	80,334

Federal Grid Co. - Rosseti PJSC (Registered)* ‡	9,827,068	—

Federal Grid Co. Unified Energy System PJSC* ‡	12,705,298	—

Inter RAO UES PJSC‡	1,596,292	—

Interconexion Electrica SA ESP	12,936	50,513

Korea Electric Power Corp.*	7,595	106,003

Manila Electric Co.	5,840	35,745

Mosenergo PJSC‡	4,455,000	—

Neoenergia SA	4,700	14,515

ODAS Elektrik Uretim ve Sanayi Ticaret A/S*	44,274	13,568

Power Grid Corp. of India Ltd.	93,345	270,615

Public Power Corp. SA*	2,126	18,354

RusHydro PJSC‡	2,361,000	—

Saudi Electricity Co.	23,618	152,386

SGC Energy Co. Ltd.	2,326	50,920

SJVN Ltd.	174,636	75,863

Synergy Grid & Development Phils, Inc.	411,600	77,289

Tata Power Co. Ltd. (The)	26,117	64,179

Tenaga Nasional Bhd.	90,100	179,776

Torrent Power Ltd.	1,927	12,984

Transmissora Alianca de Energia Eletrica SA	5,000	36,449
		2,491,958

Electrical Equipment – 1.1%

ABB India Ltd.	1,044	43,603

Amara Raja Batteries Ltd.	2,700	19,832

Bharat Heavy Electricals Ltd.	21,300	20,406

Bizlink Holding, Inc.	2,000	17,110

CG Power & Industrial Solutions Ltd.	12,844	48,473

Chicony Power Technology Co. Ltd.	57,000	158,526

Investments	Shares	Value

Electrical Equipment – (continued)

Chung-Hsin Electric & Machinery Manufacturing Corp.	21,000	$69,334

CS Wind Corp.	581	32,731

Dongfang Electric Corp. Ltd., Class A	5,000	12,572

Doosan Enerbility Co. Ltd.*	7,146	89,111

Doosan Fuel Cell Co. Ltd.*	690	15,415

Ecopro BM Co. Ltd.	828	165,179

ElSewedy Electric Co.*	195,813	115,587

Fangda Carbon New Material Co. Ltd., Class A*	5,300	4,934

Finolex Cables Ltd.	3,245	35,485

GoodWe Technologies Co. Ltd., Class A	245	9,181

Gotion High-tech Co. Ltd., Class A	4,600	18,259

Graphite India Ltd.	5	18

Gulf Cables & Electrical Industries Group Co. KSCP	4,140	17,095

Havells India Ltd.	4,450	66,894

HD Hyundai Electric Co. Ltd.	752	28,430

Hitachi Energy India Ltd.	371	14,999

Hyosung Heavy Industries Corp.*	1,813	106,336

Jiangsu Zhongtian Technology Co. Ltd., Class A	4,500	9,476

Jiangxi Special Electric Motor Co. Ltd., Class A*	4,900	8,862

KEI Industries Ltd.	1,595	36,935

Korea Electric Terminal Co. Ltd.	2,597	118,945

LG Energy Solution Ltd.*	686	297,793

LS Corp.	889	59,515

LS Electric Co. Ltd.	235	11,097

Ming Yang Smart Energy Group Ltd., Class A	4,500	13,419

NARI Technology Co. Ltd., Class A	10,000	37,701

Ningbo Ronbay New Energy Technology Co. Ltd., Class A	658	6,314

Phihong Technology Co. Ltd.*	17,000	40,644

Polycab India Ltd.	990	38,776

Pylon Technologies Co. Ltd., Class A	343	11,989

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	179

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electrical Equipment – (continued)

Shanghai Electric Group Co. Ltd., Class A*	24,000	$16,247

Shihlin Electric & Engineering Corp.	13,000	42,498

Suzlon Energy Ltd.*	266,458	27,025

Ta Ya Electric Wire & Cable	245,000	218,362

Taihan Electric Wire Co. Ltd.* ‡	20,586	22,949

Tatung Co. Ltd.*	42,000	44,538

TBEA Co. Ltd., Class A	8,500	27,715

Teco Electric and Machinery Co. Ltd.	22,000	31,595

Triveni Turbine Ltd.	6,484	28,943

V-Guard Industries Ltd.	6,399	19,924

Voltronic Power Technology Corp.	1,000	57,250

Walsin Lihwa Corp.	83,665	135,121

WEG SA	24,500	201,373

Xinjiang Goldwind Science & Technology Co. Ltd., Class H	15,000	12,268

Zhefu Holding Group Co. Ltd., Class A	21,200	11,689

Zhejiang Chint Electrics Co. Ltd., Class A	4,700	17,672
		2,716,145

Electronic Equipment, Instruments & Components – 4.1%

AAC Technologies Holdings, Inc.*	14,000	29,427

Asia Optical Co., Inc.	98,000	204,336

AUO Corp.	196,000	108,384

Aurora Corp.	4,900	12,783

BH Co. Ltd.	9,332	160,716

BOE Technology Group Co. Ltd., Class A	75,700	43,924

BOE Varitronix Ltd.	7,000	11,396

Career Technology MFG. Co. Ltd.*	147,000	110,934

Chang Wah Electromaterials, Inc.	22,000	23,830

Cheng Uei Precision Industry Co. Ltd.	136,000	185,359

China Railway Signal & Communication Corp. Ltd., Class A	31,500	29,644

Investments	Shares	Value

Electronic Equipment, Instruments & Components – (continued)

Chroma ATE, Inc.	8,000	$49,443

Compeq Manufacturing Co. Ltd.	33,000	46,265

Coretronic Corp.	113,000	274,942

Cowell e Holdings, Inc.*	12,000	23,114

Daeduck Electronics Co. Ltd.	893	14,378

Daejoo Electronic Materials Co. Ltd.	250	18,361

DataTec Ltd.	69,090	137,320

Delta Electronics Thailand PCL, NVDR	76,000	161,915

Delta Electronics, Inc.	32,000	312,271

Dreamtech Co. Ltd.	11,297	81,199

E Ink Holdings, Inc.	15,000	92,950

Elite Material Co. Ltd.	5,000	26,592

EM-Tech Co. Ltd.	4,998	102,507

FLEXium Interconnect, Inc.*	10,000	30,739

Foxconn Industrial Internet Co. Ltd., Class A	34,300	79,807

Foxconn Technology Co. Ltd.	32,000	56,105

General Interface Solution Holding Ltd.	98,000	253,428

Genius Electronic Optical Co. Ltd.	2,237	26,960

Global Brands Manufacture Ltd.	98,800	108,626

GoerTek, Inc., Class A	3,800	9,730

Gold Circuit Electronics Ltd.	9,000	28,866

Hana Microelectronics PCL, NVDR	23,400	28,438

Hannstar Board Corp.	98,000	120,976

HannStar Display Corp.	47,000	18,652

Hollysys Automation Technologies Ltd.*	20,825	332,367

Holy Stone Enterprise Co. Ltd.	56,000	185,801

Hon Hai Precision Industry Co. Ltd.	343,000	1,165,927

Honeywell Automation India Ltd.	32	13,919

Huagong Tech Co. Ltd., Class A	4,700	22,604

Innolux Corp.	294,000	128,148

ITEQ Corp.	98,000	222,825

Jaymart Group Holdings PCL, NVDR	9,300	5,393

KCE Electronics PCL, NVDR	9,300	10,349

See Accompanying Notes to the Financial Statements.

180	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electronic Equipment, Instruments & Components – (continued)

Kingboard Holdings Ltd.	24,500	$74,749

Kingboard Laminates Holdings Ltd.	27,500	28,271

L&F Co. Ltd.	428	84,743

Largan Precision Co. Ltd.	2,000	130,764

LG Display Co. Ltd.*	6,360	70,519

LG Innotek Co. Ltd.	441	87,152

Lingyi iTech Guangdong Co., Class A*	15,900	13,609

Lotes Co. Ltd.	1,332	38,042

Lotte Energy Materials Corp.	235	10,570

Luxshare Precision Industry Co. Ltd., Class A	9,800	36,919

Mcnex Co. Ltd.	657	15,389

MH Development Ltd.*‡	22,000	—

Nan Ya Printed Circuit Board Corp.	4,000	35,716

Nex Point Parts PCL, NVDR*	47,500	14,467

OFILM Group Co. Ltd., Class A*	4,700	3,236

Pan-International Industrial Corp.	24,000	29,354

Park Systems Corp.	200	21,817

Partron Co. Ltd.	19,277	114,360

Primax Electronics Ltd.	160,000	312,271

Raytron Technology Co. Ltd., Class A	343	2,560

Redington Ltd.	216,286	445,066

Samsung Electro-Mechanics Co. Ltd.	1,666	179,122

Samsung SDI Co. Ltd.	882	455,366

Shanghai Friendess Electronic Technology Corp. Ltd., Class A	376	10,616

Shengyi Technology Co. Ltd., Class A	4,700	10,888

Shenzhen Kaifa Technology Co. Ltd., Class A	4,700	12,082

Simplo Technology Co. Ltd.	5,200	52,097

Sinbon Electronics Co. Ltd.	3,000	33,179

SOLUM Co. Ltd.*	1,802	32,852

Solus Advanced Materials Co. Ltd.	377	11,352

Investments	Shares	Value

Electronic Equipment, Instruments & Components – (continued)

STCUBE*	1,739	$23,648

Sunny Optical Technology Group Co. Ltd.	12,200	127,985

Supreme Electronics Co. Ltd.	147,331	207,991

Synnex Technology International Corp.	49,000	98,661

Taiwan Union Technology Corp.	99,000	213,828

Tianma Microelectronics Co. Ltd., Class A	9,400	13,378

Tong Hsing Electronic Industries Ltd.	2,719	14,991

Tripod Technology Corp.	14,000	52,371

TXC Corp.	112,000	310,398

Unimicron Technology Corp.	49,000	231,113

Unisplendour Corp. Ltd., Class A	4,900	20,956

Unitech Printed Circuit Board Corp.*	245,000	143,051

Universal Scientific Industrial Shanghai Co. Ltd., Class A	4,700	9,545

VS Industry Bhd.	137,700	25,160

Wah Lee Industrial Corp.	68,640	194,695

Walsin Technology Corp.	9,378	29,102

Weikeng Industrial Co. Ltd.	138,000	134,218

Wingtech Technology Co. Ltd., Class A	3,100	23,522

Wintek Corp.* ‡	64,000	—

WPG Holdings Ltd.	49,440	80,410

WT Microelectronics Co. Ltd.	14,000	30,238

Wuhan Guide Infrared Co. Ltd., Class A	9,212	14,679

WUS Printed Circuit Kunshan Co. Ltd., Class A	5,170	16,365

Yageo Corp.	10,347	166,939

Zhejiang Dahua Technology Co. Ltd., Class A	2,900	9,824

Zhejiang Supcon Technology Co. Ltd., Class A	1,222	17,001

Zhen Ding Technology Holding Ltd.	17,150	62,201
		9,751,048

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	181

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Energy Equipment & Services – 0.2%

ADNOC Drilling Co. PJSC	38,963	$45,520

Bumi Armada Bhd.*	1,208,600	181,541

China Oilfield Services Ltd., Class A	5,000	11,648

China Oilfield Services Ltd., Class H	28,000	32,816

Dialog Group Bhd.	51,700	26,542

Gulf International Services QSC	331,283	190,852

Yinson Holdings Bhd.	35,800	21,028
		509,947

Entertainment – 0.8%

37 Interactive Entertainment Network Technology Group Co. Ltd.	4,700	20,820

Alibaba Pictures Group Ltd.*	540,000	34,051

Bilibili, Inc., Class Z* (b)	6,860	137,377

China Ruyi Holdings Ltd.* (b)	142,799	34,563

CJ CGV Co. Ltd.*	8,918	101,880

CJ ENM Co. Ltd.*	140	8,326

Cloud Music, Inc.* (a)	2,350	21,809

Com2uSCorp	133	6,797

Devsisters Co. Ltd.*	235	10,114

Fire Rock Holdings Ltd.* ‡ (b)	106,000	7,609

HYBE Co. Ltd.*	280	56,485

International Games System Co. Ltd.	3,000	52,208

iQIYI, Inc., ADR*	18,051	110,111

JYP Entertainment Corp.	489	32,956

Kakao Games Corp.*	956	28,821

Kingsoft Corp. Ltd.	16,000	70,014

MD Pictures Tbk. PT*	107,800	13,448

MNC Digital Entertainment Tbk. PT*	37,600	10,329

NCSoft Corp.	281	79,152

Neowiz*	470	15,434

NetDragon Websoft Holdings Ltd.	73,500	143,444

NetEase, Inc.	30,000	529,688

Netmarble Corp.*(a)	410	19,851

Nexon Games Co. Ltd.*	1,034	14,354

Investments	Shares	Value

Entertainment – (continued)

NHN Corp.*	630	$12,780

Pearl Abyss Corp.*	517	16,630

Perfect World Co. Ltd., Class A	4,100	12,972

PVR Ltd.*	1,551	27,730

Saregama India Ltd.	2,498	10,076

SM Entertainment Co. Ltd.	328	26,271

SMI Holdings Group Ltd.* ‡	72,000	—

Studio Dragon Corp.*	188	9,285

Tencent Music Entertainment Group, ADR*	8,233	61,007

Tencent Music Entertainment Group, Class A*(b)	4,700	17,004

Webzen, Inc.	440	5,000

Wemade Co. Ltd.	388	16,118

Wemade Max Co. Ltd.*	784	9,249

Wysiwyg Studios Co. Ltd.*	1,034	13,566

XD, Inc.* (a)	8,000	25,172

XPEC Entertainment, Inc.* ‡	14,800	—

YG Entertainment, Inc.	605	27,574

Zhejiang Century Huatong Group Co. Ltd., Class A*	11,280	11,153
		1,861,228

Financial Services – 1.6%

Aavas Financiers Ltd.*	611	10,357

Al Waha Capital PJSC	350,889	116,581

Alliance International Education Leasing Holdings Ltd.* (a)	21,000	14,767

AVIC Industry-Finance Holdings Co. Ltd., Class A	23,500	12,957

Bajaj Finserv Ltd.	6,488	107,397

Bajaj Holdings & Investment Ltd.	574	48,032

Can Fin Homes Ltd.	4,876	36,744

Chailease Holding Co. Ltd.	27,177	197,137

Cielo SA	32,900	35,906

Corp. Financiera Colombiana SA	39,053	111,355

CSSC Hong Kong Shipping Co. Ltd.(a)	490,000	84,269

E-Finance for Digital & Financial Investments	7,889	4,848

Far East Horizon Ltd.(b)	53,000	47,599

Fawry for Banking & Payment Technology Services SAE*	44,933	8,667

See Accompanying Notes to the Financial Statements.

182	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Financial Services – (continued)

FirstRand Ltd.	88,612	$311,920

Genertec Universal Medical Group Co. Ltd.(a)	294,000	195,129

Grupo de Inversiones Suramericana SA	4,400	39,734

Grupo de Inversiones Suramericana SA (Preference)	3,587	8,927

Housing & Urban Development Corp. Ltd.	131,320	78,869

Housing Development Finance Corp. Ltd.	29,155	988,836

IIFL Finance Ltd.	7,301	42,801

Indiabulls Housing Finance Ltd.*	148,274	195,044

Indian Railway Finance Corp. Ltd.(a)	34,250	13,288

Invictus Investment Co. plc	44,737	37,159

Kakaopay Corp.*	398	16,207

L&T Finance Holdings Ltd.	11,562	13,076

LIC Housing Finance Ltd.	10,094	42,455

Meritz Financial Group, Inc.	2,990	102,541

Metro Pacific Investments Corp.	381,000	30,474

National Investments Co. KSCP	139,775	115,890

NICE Holdings Co. Ltd.	6,432	60,985

One 97 Communications Ltd.*	1,598	12,763

Piramal Enterprises Ltd.	2,112	19,014

PNB Housing Finance Ltd.* (a)	16,298	88,803

Power Finance Corp. Ltd.	35,812	74,349

REC Ltd.	30,647	49,489

Remgro Ltd.	7,469	57,203

Shandong Hi-Speed Holdings Group Ltd.* (b)	49,500	30,142

Shipping Corp. of India Land & Assets Ltd.* ‡	61,005	20,164

Turkiye Sinai Kalkinma Bankasi A/S*	451,976	91,333

Yeahka Ltd.*	13,200	36,069

Yuanta Financial Holding Co. Ltd.	376,580	276,838
		3,886,118

Investments	Shares	Value

Food Products – 2.4%

Adani Wilmar Ltd.*	2,491	$12,536

Agthia Group PJSC	10,622	13,364

Alicorp SAA	169,792	293,491

Almarai Co. JSC	3,835	60,224

Anjoy Foods Group Co. Ltd., Class A	500	12,260

Astra Agro Lestari Tbk. PT	137,200	72,247

Avanti Feeds Ltd.	507	2,241

AVI Ltd.	14,737	54,938

Baladna*	39,151	14,821

Balrampur Chini Mills Ltd.	3,850	19,547

Beijing Dabeinong Technology Group Co. Ltd., Class A*	5,300	5,408

Bombay Burmah Trading Co.	235	2,978

BRF SA*	14,700	18,629

Britannia Industries Ltd.	1,949	108,447

CCL Products India Ltd.	2,597	19,112

Century Pacific Food, Inc.	17,700	8,261

Charoen Pokphand Enterprise	10,300	30,154

Charoen Pokphand Foods PCL, NVDR	108,500	64,501

Charoen Pokphand Indonesia Tbk. PT	119,900	37,515

Cherkizovo Group PJSC‡	2,594	—

China Feihe Ltd.(a)	101,000	67,935

China Huiyuan Juice Group Ltd.* ‡	24,000	—

China Mengniu Dairy Co. Ltd.*	49,000	196,939

China Modern Dairy Holdings Ltd.	1,043,000	128,882

China Youran Dairy Group Ltd.* (a)	490,000	128,588

Chongqing Fuling Zhacai Group Co. Ltd., Class A	2,400	8,934

CJ CheilJedang Corp.	223	51,568

CJ CheilJedang Corp. (Preference)	104	11,368

COFCO Joycome Foods Ltd.* (a) (b)	980,000	252,182

Daesang Corp.	7,869	114,296

Dali Foods Group Co. Ltd.(a) (b)	23,500	9,759

Dongwon Industries Co. Ltd.	7,497	260,188

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	183

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Food Products – (continued)

Foshan Haitian Flavouring & Food Co. Ltd., Class A*	4,900	$49,932

Garudafood Putra Putri Jaya Tbk. PT*	463,100	14,711

Genting Plantations Bhd.	10,400	13,989

Great Wall Enterprise Co. Ltd.*	8,400	14,017

Gruma SAB de CV, Class B	3,765	58,739

Grupo Bimbo SAB de CV, Series A	21,500	114,776

Grupo Nutresa SA	1,692	21,886

Guangdong Haid Group Co. Ltd., Class A	3,400	26,937

Harim Holdings Co. Ltd.	16,170	113,205

Heilongjiang Agriculture Co. Ltd., Class A	5,200	10,185

Henan Shuanghui Investment & Development Co. Ltd., Class A	5,000	18,006

Huishan Dairy* ‡	158,000	—

Indofood CBP Sukses Makmur Tbk. PT	51,800	37,340

Indofood Sukses Makmur Tbk. PT	127,400	56,014

Inner Mongolia Yili Industrial Group Co. Ltd., Class A	8,200	34,986

IOI Corp. Bhd.	58,800	50,357

Japfa Comfeed Indonesia Tbk. PT	1,886,500	133,740

JBS SA	19,700	70,486

Kuala Lumpur Kepong Bhd.	10,631	51,242

Lien Hwa Industrial Holdings Corp.*	16,170	32,085

Lotte Wellfood Co. Ltd.	1,421	112,436

Marfrig Global Foods SA	112,700	146,652

Marico Ltd.	8,820	53,500

Mayora Indah Tbk. PT	83,900	14,870

Minerva SA	98,000	167,485

Monde Nissin Corp.(a)	107,400	18,131

Muyuan Foods Co. Ltd., Class A	7,120	49,195

Namchow Holdings Co. Ltd.	19,000	29,666

Nestle India Ltd.	637	169,387

Nestle Malaysia Bhd.	900	27,340

Investments	Shares	Value

Food Products – (continued)

New Hope Liuhe Co. Ltd., Class A*	9,000	$16,900

NongShim Co. Ltd.	56	16,590

Orion Corp.	520	56,297

Orion Holdings Corp.	9,136	113,040

Ottogi Corp.	15	5,178

Patanjali Foods Ltd.	1,030	11,867

PPB Group Bhd.	14,080	51,326

QL Resources Bhd.	25,395	32,167

Samyang Foods Co. Ltd.	141	12,263

Samyang Holdings Corp.	2,508	141,665

San Miguel Food and Beverage, Inc.	19,470	16,557

Sao Martinho SA	3,500	21,967

Sarawak Oil Palms Bhd.	78,400	43,590

Saudia Dairy & Foodstuff Co.	698	51,810

Savola Group (The)	5,311	45,100

Sawit Sumbermas Sarana Tbk. PT	1,190,700	138,793

Shandong Denghai Seeds Co. Ltd., Class A	4,900	11,924

Shree Renuka Sugars Ltd.*	30,100	17,232

Sime Darby Plantation Bhd.	54,403	52,202

Sumber Tani Agung Resources Tbk. PT	1,254,400	85,508

Ta Ann Holdings Bhd.	93,900	65,049

Taiwan TEA Corp.*	8,000	5,959

Tata Consumer Products Ltd.	10,407	97,138

Thai Union Group PCL, NVDR	85,600	34,593

Thaifoods Group PCL, NVDR	1,033,600	155,884

Tiger Brands Ltd.	3,591	38,925

Tingyi Cayman Islands Holding Corp.	30,000	52,281

Toly Bread Co. Ltd., Class A	5,640	9,329

Tres Tentos Agroindustrial SA	44,100	95,642

Triputra Agro Persada PT	916,500	39,984

Ulker Biskuvi Sanayi A/S*	6,392	9,860

Uni-President Enterprises Corp.	80,000	191,526

Universal Robina Corp.	13,530	35,911

Want Want China Holdings Ltd.	98,000	62,421

Yihai International Holding Ltd.* (b)	13,000	34,281

Yuan Longping High-tech Agriculture Co. Ltd., Class A*	5,100	11,211

See Accompanying Notes to the Financial Statements.

184	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Food Products – (continued)

Zad Holding Co.	3,286	$13,316

Zhou Hei Ya International Holdings Co. Ltd.* (a) (b)	47,000	21,435
		5,709,329

Gas Utilities – 0.5%

Adani Total Gas Ltd.	4,361	50,358

Aygaz A/S	4,199	14,034

Beijing Enterprises Holdings Ltd.	16,000	66,243

China Gas Holdings Ltd.	88,200	113,032

China Resources Gas Group Ltd.	24,200	76,300

ENN Energy Holdings Ltd.	20,100	273,978

ENN Natural Gas Co. Ltd., Class A	10,000	29,301

GAIL India Ltd.	67,522	88,532

Grupo Energia Bogota SA ESP	87,796	33,906

Gujarat Gas Ltd.	2,679	15,312

Gujarat State Petronet Ltd.	13,547	47,170

Indraprastha Gas Ltd.	4,564	27,623

Korea Gas Corp.*	999	20,004

Kunlun Energy Co. Ltd.	118,000	109,133

Mahanagar Gas Ltd.(a)	1,456	17,945

National Gas & Industrialization Co.	1,155	18,908

Perusahaan Gas Negara Tbk. PT	311,200	30,335

Petronas Gas Bhd.	14,700	55,696

Samchully Co. Ltd.	96	10,974

Seoul City Gas Co. Ltd.	49	4,683

Towngas Smart Energy Co. Ltd.(b)	408,000	188,150
		1,291,617

Ground Transportation – 0.3%

BTS Group Holdings PCL, NVDR	119,640	26,978

Container Corp. of India Ltd.	4,480	33,487

Daqin Railway Co. Ltd., Class A	40,000	44,456

Full Truck Alliance Co. Ltd., ADR*	10,535	67,424

GMexico Transportes SAB de CV(a)	9,400	21,610

Investments	Shares	Value

Ground Transportation – (continued)

Localiza Rent a Car SA	12,158	$140,977

Lotte Rental Co. Ltd.	5,194	100,899

Movida Participacoes SA	44,100	75,897

Rumo SA	19,600	77,180

SIMPAR SA	107,800	165,271

Theeb Rent A Car Co.	441	8,995

TransIndia Realty and Logistics Parks Ltd.* ‡	1,900	994

United International Transportation Co.	996	15,774

Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	5,500	13,434
		793,376

Health Care Equipment & Supplies – 0.3%

Classys, Inc.	784	13,883

Dentium Co. Ltd.	257	27,632

Eoflow Co. Ltd.*	799	14,805

Hartalega Holdings Bhd.	30,800	12,981

HLB, Inc.*	1,796	47,430

Jeisys Medical, Inc.*	1,942	12,522

Kangji Medical Holdings Ltd.(b)	25,000	31,433

Kossan Rubber Industries Bhd.	504,700	141,436

Lifetech Scientific Corp.*	110,000	38,395

Lutronic Corp.	1,128	21,828

Microport Cardioflow Medtech Corp.* (a)	39,000	11,477

Microport Scientific Corp.* (b)	11,498	25,311

Poly Medicure Ltd.	2,613	31,253

Qingdao Haier Biomedical Co. Ltd., Class A	539	5,371

Sansure Biotech, Inc., Class A	1,764	4,769

SD Biosensor, Inc.	990	15,386

Shandong Weigao Group Medical Polymer Co. Ltd., Class H(b)	36,000	61,178

Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	98	2,450

Sri Trang Gloves Thailand PCL, NVDR	470,100	125,277

St Shine Optical Co. Ltd.	2,000	16,199

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	185

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Health Care Equipment & Supplies – (continued)

Supermax Corp. Bhd.	79,900	$15,584

TaiDoc Technology Corp.	3,000	17,956

Top Glove Corp. Bhd.*	120,100	26,387
		720,943

Health Care Providers & Services – 0.8%

Al Hammadi Holding	3,792	56,414

Apollo Hospitals Enterprise Ltd.	1,608	88,690

Aster DM Healthcare Ltd.* (a)	6,324	19,083

Bangkok Chain Hospital PCL, NVDR	20,800	13,218

Bangkok Dusit Medical Services PCL, NVDR	72,000	61,674

Bumrungrad Hospital PCL, NVDR	9,500	66,213

Celltrion Healthcare Co. Ltd.	1,579	81,876

Chabiotech Co. Ltd.*	841	8,144

China Meheco Co. Ltd., Class A	4,700	9,654

Chularat Hospital PCL, NVDR	101,400	10,393

CM Hospitalar SA	5,000	15,871

Dallah Healthcare Co.	585	26,515

Diagnosticos da America SA*	990	1,672

Dr Lal PathLabs Ltd.(a)	822	19,632

Dr Sulaiman Al Habib Medical Services Group Co.	1,411	107,968

Fleury SA	3,600	10,448

Fortis Healthcare Ltd.*	11,593	36,945

Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	12,000	39,364

Gushengtang Holdings Ltd.*	3,200	21,340

Hapvida Participacoes e Investimentos SA* (a)	78,400	43,252

HLB Life Science Co. Ltd.*	3,167	25,319

Huadong Medicine Co. Ltd., Class A	3,300	19,743

Hygeia Healthcare Holdings Co. Ltd.* (a) (b)	6,400	46,880

IHH Healthcare Bhd.	58,800	75,535

Jinxin Fertility Group Ltd.(a)	73,500	48,220

KPJ Healthcare Bhd.	97,424	24,463

Krishna Institute of Medical Sciences Ltd.* (a)	1,650	30,456

Investments	Shares	Value

Health Care Providers & Services – (continued)

Life Healthcare Group Holdings Ltd.	29,257	$33,187

Max Healthcare Institute Ltd.*	11,515	64,733

Medikaloka Hermina Tbk. PT(a)	179,700	17,333

Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	9,400	9,511

Metro Healthcare Indonesia Tbk. PT*	286,700	9,459

Metropolis Healthcare Ltd.(a)	940	14,375

Middle East Healthcare Co.*	1,617	16,598

Mitra Keluarga Karyasehat Tbk. PT(a)	100,200	19,740

MLP Saglik Hizmetleri A/S*(a)	3,572	12,131

Mouwasat Medical Services Co.	688	45,271

Narayana Hrudayalaya Ltd.(a)	2,750	25,601

National Medical Care Co.	931	23,556

Netcare Ltd.	70,667	61,647

New Horizon Health Ltd.* (a) (b)	4,000	14,268

Odontoprev SA	5,390	10,774

Rainbow Children’s Medicare Ltd.	1,030	9,960

Ramkhamhaeng Hospital PCL, NVDR	9,300	14,434

Rede D’Or Sao Luiz SA(a)	13,591	62,130

Selcuk Ecza Deposu Ticaret ve Sanayi A/S	41,307	64,568

Shanghai Pharmaceuticals Holding Co. Ltd., Class A	4,700	15,542

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	24,500	49,687

Siloam International Hospitals Tbk. PT	165,000	19,458

Sinopharm Group Co. Ltd., Class H	39,200	138,575

Thonburi Healthcare Group PCL, NVDR	9,300	18,247

Topchoice Medical Corp., Class A*	500	8,603

Universal Vision Biotechnology Co. Ltd.*	2,100	27,392
		1,815,762

See Accompanying Notes to the Financial Statements.

186	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Hotels, Restaurants & Leisure – 1.5%

Abu Dhabi National Hotels	39,009	$47,274

Alsea SAB de CV*	24,500	65,437

Ananti, Inc.*	24,451	114,728

Asset World Corp. PCL, NVDR*	171,900	26,680

Bloomberry Resorts Corp.*	157,800	29,916

Central Plaza Hotel PCL*	1,600	2,565

Central Plaza Hotel PCL, NVDR*	5,700	9,139

China Travel International Investment Hong Kong Ltd.* (b)	122,000	25,955

DoubleUGames Co. Ltd.	3,675	124,385

Easy Trip Planners Ltd.*	16,003	9,386

EIH Ltd.*	8,250	19,028

Genting Bhd.	68,600	72,283

Genting Malaysia Bhd.	61,100	37,122

Grand Korea Leisure Co. Ltd.*	1,323	18,109

H World Group Ltd.*	24,500	112,358

Haichang Ocean Park Holdings Ltd.* (a)	54,000	11,144

Haidilao International Holding Ltd.* (a) (b)	21,164	51,387

Hana Tour Service, Inc.*	450	18,492

Helens International Holdings Co. Ltd.* (b)	6,500	10,086

Herfy Food Services Co.*	436	4,121

Indian Hotels Co. Ltd.	13,895	57,576

Jahez International Co.*	94	19,047

Jiumaojiu International Holdings Ltd.(a)	14,000	31,175

Jollibee Foods Corp.	10,180	41,356

Jubilant Foodworks Ltd.	4,950	27,004

Kangwon Land, Inc.	2,240	31,632

Leejam Sports Co. JSC	1,155	36,522

Lemon Tree Hotels Ltd.* (a)	19,505	20,986

Lotte Tour Development Co. Ltd.*	1,961	16,000

Magnum Bhd.	19,594	4,876

Meituan, Class B* (a)	74,770	1,266,820

Minor International PCL, NVDR	50,500	46,585

MK Restaurants Group PCL, NVDR	4,800	6,923

Investments	Shares	Value

Hotels, Restaurants & Leisure – (continued)

Nayuki Holdings Ltd.* (a)	25,000	$26,115

OPAP SA	3,937	67,196

Paradise Co. Ltd.*	421	4,828

Sapphire Foods India Ltd.*	800	11,690

Seera Group Holding*	6,600	43,570

Shenzhen Overseas Chinese Town Co. Ltd., Class A	22,200	16,054

Smartfit Escola de Ginastica e Danca SA*	4,900	14,937

Sports Toto Bhd.	28,200	8,788

Sun International Ltd.	6,110	13,701

Tongcheng Travel Holdings Ltd.* (a)	19,600	41,448

Travellers International Hotel Group, Inc.* ‡	209,900	—

TravelSky Technology Ltd., Class H	35,000	69,644

Trip.com Group Ltd.*	8,650	302,809

Tsogo Sun Gaming Ltd.	192,196	128,245

Westlife Foodworld Ltd.*	3,000	28,016

Yum China Holdings, Inc.	6,713	410,701

Zomato Ltd.*	81,438	64,584
		3,668,423

Household Durables – 1.0%

Amber Enterprises India Ltd.*	935	21,344

Arcelik A/S*	2,914	14,511

Bajaj Electricals Ltd.	2,173	29,155

Coway Co. Ltd.	1,177	43,135

Crompton Greaves Consumer Electricals Ltd.	7,896	24,594

Cuckoo Holdings Co. Ltd.	2,953	33,978

Cyrela Brazil Realty SA Empreendimentos e Participacoes*	98,000	302,648

Dixon Technologies India Ltd.(a)	663	23,618

Ecovacs Robotics Co. Ltd., Class A	1,500	15,047

Eureka Forbes Ltd.*	1,960	8,969

Ez Tec Empreendimentos e Participacoes SA	4,900	14,231

Gree Electric Appliances, Inc. of Zhuhai, Class A	14,700	83,470

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	187

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Household Durables – (continued)

Haier Smart Home Co. Ltd., Class A	10,600	$36,261

Haier Smart Home Co. Ltd., Class H	39,200	127,090

Hanssem Co. Ltd.	303	10,108

Kinpo Electronics	50,000	21,387

Konka Group Co. Ltd., Class B	291,800	60,963

LG Electronics, Inc.	2,989	244,096

LG Electronics, Inc. (Preference)	584	21,424

Merry Electronics Co. Ltd.	75,235	210,709

Midea Group Co. Ltd., Class A	18,800	154,075

MRV Engenharia e Participacoes SA	117,600	169,248

Nien Made Enterprise Co. Ltd.	2,000	21,957

Orient Electric Ltd.	6,985	19,008

PIK Group PJSC* ‡	4,646	—

Skyworth Group Ltd.	490,000	243,443

TCL Electronics Holdings Ltd.*	343,000	159,923

TCL Technology Group Corp., Class A	37,600	21,708

TTK Prestige Ltd.	1,825	16,315

Vestel Beyaz Esya Sanayi ve Ticaret A/S	111,934	60,893

Vestel Elektronik Sanayi ve Ticaret A/S*	46,795	99,373

Whirlpool of India Ltd.	674	10,897

Zinus, Inc.	3,717	79,428
		2,403,006

Household Products – 0.0%(d)

Blue Moon Group Holdings Ltd.(a)	26,500	15,731

Kimberly-Clark de Mexico SAB de CV, Class A	14,100	31,875

Unilever Indonesia Tbk. PT	75,200	22,555

Vinda International Holdings Ltd.	3,000	7,835
		77,996

Investments	Shares	Value

Independent Power and Renewable Electricity Producers – 1.3%

Aboitiz Power Corp.	34,200	$23,465

ACEN Corp.*	103,400	11,220

ACWA Power Co.	2,058	85,926

Adani Green Energy Ltd.*	5,586	64,914

Adani Power Ltd.*	21,903	60,180

AES Brasil Energia SA	93,100	198,748

Aksa Enerji Uretim A/S	3,760	5,409

Auren Energia SA	5,000	15,771

Banpu Power PCL, NVDR	19,300	7,687

Canvest Environmental Protection Group Co. Ltd.(a) (b)	196,000	103,120

CGN New Energy Holdings Co. Ltd.(b)	392,000	123,844

CGN Power Co. Ltd., Class A	44,000	19,688

CGN Power Co. Ltd., Class H(a)	343,000	90,448

China Longyuan Power Group Corp. Ltd., Class H	98,000	102,371

China National Nuclear Power Co. Ltd., Class A	40,700	40,534

China Power International Development Ltd.	147,000	55,617

China Resources Power Holdings Co. Ltd.(b)	54,000	117,219

China Three Gorges Renewables Group Co. Ltd., Class A	47,000	36,769

China Yangtze Power Co. Ltd., Class A	34,300	108,323

Colbun SA	169,153	23,829

Datang International Power Generation Co. Ltd., Class H*	128,000	23,970

Electricity Generating PCL, NVDR	8,900	40,789

Enel Generacion Peru SAA	10,152	11,498

Energy Absolute PCL, NVDR	29,100	57,736

Eneva SA*	19,600	44,467

Engie Brasil Energia SA	6,350	52,332

First Gen Corp.	142,100	40,589

Fujian Funeng Co. Ltd., Class A	9,800	16,620

See Accompanying Notes to the Financial Statements.

188	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Independent Power and Renewable Electricity Producers – (continued)

GD Power Development Co. Ltd., Class A*	42,500	$23,679

Global Power Synergy PCL, NVDR	13,700	25,677

Gulf Energy Development PCL, NVDR	84,000	124,841

Huadian Power International Corp. Ltd., Class A	26,500	24,174

Huadian Power International Corp. Ltd., Class H	38,000	18,395

Huaneng Lancang River Hydropower, Inc., Class A	15,000	15,047

Huaneng Power International, Inc., Class A*	4,700	6,580

Huaneng Power International, Inc., Class H*	100,000	62,166

Hub Power Co. Ltd. (The)	364,168	92,255

Hubei Energy Group Co. Ltd., Class A	4,700	2,897

JSW Energy Ltd.	5,875	18,716

Malakoff Corp. Bhd.	681,600	103,909

Margun Enerji Uretim Sanayi ve Ticaret A/S	35,819	68,329

Mega First Corp. Bhd.	259,700	199,120

NHPC Ltd.	82,798	44,770

NLC India Ltd.	77,420	77,055

NTPC Ltd.	133,397	280,368

OGK-2 PJSC‡	11,431,280	—

Omega Energia SA*	11,994	22,152

Ratch Group PCL, NVDR	8,900	9,839

Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	26,687	15,245

Shanghai Electric Power Co. Ltd., Class A*	10,000	15,098

Shenzhen Energy Group Co. Ltd., Class A	10,600	9,822

Sichuan Chuantou Energy Co. Ltd., Class A	9,400	19,510

Super Energy Corp. PCL, NVDR	4,764,500	83,716

Taiwan Cogeneration Corp.	23,000	36,285

Terna Energy SA	1,276	28,287

Investments	Shares	Value

Independent Power and Renewable Electricity Producers – (continued)

TPI Polene Power PCL, NVDR	1,062,000	$103,253

Unipro PJSC* ‡	5,337,000	—

Xinyi Energy Holdings Ltd.	94,000	26,224

Zorlu Enerji Elektrik Uretim A/S*	24,628	5,610
		3,146,102

Industrial Conglomerates – 2.2%

3M India Ltd.	69	19,011

Aamal Co.	21,949	4,945

Aboitiz Equity Ventures, Inc.	28,670	28,341

AG Anadolu Grubu Holding A/S	3,478	16,989

Alarko Holding A/S	2,646	8,013

Alfa SAB de CV, Class A(b)	78,400	49,589

Alliance Global Group, Inc.	56,400	14,053

Alpha Dhabi Holding PJSC*	41,111	246,308

AntarChile SA	3,206	27,239

Astra Industrial Group*	1,827	32,685

Ayala Corp.	4,190	48,342

Bera Holding A/S	232,358	121,387

Bidvest Group Ltd. (The)	5,247	71,902

China Baoan Group Co. Ltd., Class A	5,500	8,470

CITIC Ltd.	196,000	245,440

CJ Corp.	564	38,558

DMCI Holdings, Inc.	121,000	21,432

Doosan Co. Ltd.	352	24,512

Dubai Investments PJSC	16,050	10,709

Enka Insaat ve Sanayi A/S	53,350	74,998

Far Eastern New Century Corp.	121,000	125,556

Fosun International Ltd.	61,500	43,011

Godrej Industries Ltd.*	3,377	18,578

Grupo Carso SAB de CV, Series A1(b)	4,700	26,443

GS Holdings Corp.	2,570	76,232

GT Capital Holdings, Inc.	1,610	13,895

Hanwha Corp.	1,692	34,260

HAP Seng Consolidated Bhd.	11,900	13,179

Hong Leong Industries Bhd.	1,200	2,451

Hosken Consolidated Investments Ltd.	21,125	225,187

Hyosung Corp.	201	9,897

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	189

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Industrial Conglomerates – (continued)

Industries Qatar QSC	31,838	$111,608

International Holding Co. PJSC*	11,711	1,259,762

JG Summit Holdings, Inc.	58,911	53,928

KAP Ltd.	952,315	158,339

KOC Holding A/S	28,781	111,953

LG Corp.	3,724	243,184

Lotte Corp.	1,392	29,121

LT Group, Inc.	5,700	1,046

LX Holdings Corp.	752	4,787

Mannai Corp. QSC	29,204	42,522

Multiply Group PJSC*	100,827	92,260

Mytilineos SA	2,799	81,269

National Industries Group Holding SAK	63,553	44,810

Quinenco SA	8,136	33,620

Reunert Ltd.	59,192	190,781

Samsung C&T Corp.	2,554	209,144

San Miguel Corp.	13,510	25,905

Shanghai Industrial Holdings Ltd.	152,000	222,291

Siemens Ltd.	1,335	56,274

Sigdo Koppers SA	100,156	142,326

Sime Darby Bhd.	79,800	38,822

SK, Inc.	1,162	141,083

SM Investments Corp.	8,820	142,528

Sunway Bhd.	18,800	6,617

Turkiye Sise ve Cam Fabrikalari A/S	36,113	68,444
		5,214,036

Industrial REITs – 0.5%

Equites Property Fund Ltd., REIT(b)	281,229	239,950

ESR Kendall Square REIT Co. Ltd., REIT	3,896	10,945

FIBRA Macquarie Mexico, REIT(a) (b)	269,500	441,622

Prologis Property Mexico SA de CV, REIT	9,400	32,365

TF Administradora Industrial S de RL de CV, REIT	284,200	530,935
		1,255,817

Investments	Shares	Value

Insurance – 2.8%

Abu Dhabi National Insurance Co. PSC	100,305	$152,424

Al Rajhi Co. for Co-operative Insurance*	705	19,473

Allianz Malaysia Bhd.	24,500	76,348

BB Seguridade Participacoes SA	9,800	67,209

Bupa Arabia for Cooperative Insurance Co.	327	15,379

Caixa Seguridade Participacoes SA	15,000	28,364

Capital Financial Indonesia Tbk. PT*	481,800	22,169

Cathay Financial Holding Co. Ltd.	281,486	388,683

Central Reinsurance Co. Ltd.	129,927	76,919

China Development Financial Holding Corp.	490,000	208,799

China Life Insurance Co. Ltd., Class H	221,000	422,861

China Pacific Insurance Group Co. Ltd., Class A	19,200	86,492

China Pacific Insurance Group Co. Ltd., Class H	58,800	174,904

China Taiping Insurance Holdings Co. Ltd.	31,800	36,378

Co. for Cooperative Insurance (The)*	974	26,748

DB Insurance Co. Ltd.	1,176	73,808

Discovery Ltd.*	9,230	72,578

Fubon Financial Holding Co. Ltd.	233,575	448,269

General Insurance Corp. of India(a)	39	73

Hanwha Life Insurance Co. Ltd.*	12,318	22,825

HDFC Life Insurance Co. Ltd.(a)	16,290	105,450

Hyundai Marine & Fire Insurance Co. Ltd.	1,262	35,406

ICICI Lombard General Insurance Co. Ltd.(a)	3,611	47,617

ICICI Prudential Life Insurance Co. Ltd.(a)	5,670	30,104

Korean Reinsurance Co.	35,084	198,435

See Accompanying Notes to the Financial Statements.

190	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Insurance – (continued)

Max Financial Services Ltd.*	2,721	$21,271

Mercuries & Associates Holding Ltd.	147,000	72,442

Mirae Asset Life Insurance Co. Ltd.*	27,274	56,957

Momentum Metropolitan Holdings	40,751	41,233

New China Life Insurance Co. Ltd., Class A	4,700	26,355

New China Life Insurance Co. Ltd., Class H	24,500	69,912

Old Mutual Ltd.	139,322	88,544

OUTsurance Group Ltd.	10,487	19,960

Panin Financial Tbk. PT	392,000	7,642

PB Fintech Ltd.*	1,954	14,329

People’s Insurance Co. Group of China Ltd. (The), Class H	225,000	88,281

PICC Property & Casualty Co. Ltd., Class H	196,000	236,451

Ping An Insurance Group Co. of China Ltd., Class A	24,600	183,927

Ping An Insurance Group Co. of China Ltd., Class H(b)	173,500	1,253,194

Porto Seguro SA	5,000	25,116

Qatar Insurance Co. SAQ*	76,097	36,313

Qualitas Controladora SAB de CV(b)	73,500	484,255

Samsung Fire & Marine Insurance Co. Ltd.	995	167,271

Samsung Life Insurance Co. Ltd.	2,548	126,220

Sanlam Ltd.	56,265	173,653

Santam Ltd.	723	11,228

SBI Life Insurance Co. Ltd.(a)	7,378	102,786

Shin Kong Financial Holding Co. Ltd.	441,000	120,211

Shinkong Insurance Co. Ltd.	82,000	137,100

Star Health & Allied Insurance Co. Ltd.*	1,470	10,620

Syarikat Takaful Malaysia Keluarga Bhd.	191,100	140,953

Tongyang Life Insurance Co. Ltd.*	13,123	38,730

Investments	Shares	Value

Insurance – (continued)

ZhongAn Online P&C Insurance Co. Ltd., Class H* (a) (b)	11,000	$34,051
		6,626,720

Interactive Media & Services – 2.7%

AfreecaTV Co. Ltd.	275	15,924

Autohome, Inc., Class A(b)	5,000	36,625

Baidu, Inc., Class A*	36,750	541,660

Brightcom Group Ltd.	37,130	4,242

Info Edge India Ltd.	1,318	60,817

JOYY, Inc., ADR	1,813	55,169

Kakao Corp.	4,998	216,963

Kanzhun Ltd., ADR*	3,479	64,327

Kuaishou Technology* (a)	34,300	224,154

NAVER Corp.	2,352	337,933

Tencent Holdings Ltd.	98,000	4,299,571

Weibo Corp., Class A* (b)	26,460	483,702
		6,341,087

IT Services – 1.4%

Al Moammar Information Systems Co.	505	16,426

Arabian Internet & Communications Services Co.	573	42,623

Chinasoft International Ltd.*	46,000	30,530

Chindata Group Holdings Ltd., ADR*	4,935	31,140

Coforge Ltd.	517	26,436

Dagang NeXchange Bhd.*	134,400	15,668

DHC Software Co. Ltd., Class A	9,400	10,556

Elm Co.	546	64,489

GDS Holdings Ltd., Class A* (b)	333,200	640,941

Happiest Minds Technologies Ltd.	2,940	29,558

HCL Technologies Ltd.	17,003	221,087

Hyundai Autoever Corp.	94	8,625

Infosys Ltd.	58,898	901,611

Jasmine Technology Solution PCL, NVDR*	4,100	3,392

Locaweb Servicos de Internet SA* (a)	14,100	14,825

LTIMindtree Ltd.(a)	1,466	79,169

Mphasis Ltd.	1,715	38,024

Persistent Systems Ltd.	920	53,256

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	191

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

IT Services – (continued)

Posco DX Co. Ltd.	2,080	$20,576

Samsung SDS Co. Ltd.	686	60,122

Sonata Software Ltd.	2,854	29,809

Systems Ltd.*	7,399	11,866

Systex Corp.	13,000	34,506

Tata Consultancy Services Ltd.	16,415	645,728

Tech Mahindra Ltd.	10,486	131,171

Wipro Ltd.	25,521	120,064
		3,282,198

Leisure Products – 0.3%

Advanced International Multitech Co. Ltd.	49,000	144,087

Fusheng Precision Co. Ltd.	49,000	344,279

Giant Manufacturing Co. Ltd.	5,181	30,925

GOLFZON Co. Ltd.	1,470	122,463

Johnson Health Tech Co. Ltd.	2,000	4,359

Merida Industry Co. Ltd.	5,350	29,846
		675,959

Life Sciences Tools & Services – 0.2%

Divi’s Laboratories Ltd.	2,340	93,441

EirGenix, Inc.*	9,000	31,325

Genscript Biotech Corp.* (b)	20,000	52,485

Hangzhou Tigermed Consulting Co. Ltd., Class H(a)	5,900	48,929

LegoChem Biosciences, Inc.*	1,250	35,630

Samsung Biologics Co. Ltd.* (a)	294	171,558

ST Pharm Co. Ltd.	141	8,323

Syngene International Ltd.(a)	1,400	11,582

WuXi AppTec Co. Ltd., Class A	4,060	39,573

WuXi AppTec Co. Ltd., Class H(a)	6,818	59,626
		552,472

Machinery – 1.1%

AIA Engineering Ltd.	600	19,933

Airtac International Group	1,913	69,071

Ashok Leyland Ltd.	30,502	54,398

BEML Ltd.	800	11,894

China CSSC Holdings Ltd., Class A	5,900	22,065

Investments	Shares	Value

Machinery – (continued)

China International Marine Containers Group Co. Ltd., Class H	9,400	$6,059

CIMC Enric Holdings Ltd.(b)	30,000	27,554

CNPC Capital Co. Ltd., Class A	28,800	30,470

Creative & Innovative System*	2,703	25,245

CSBC Corp. Taiwan*	49,000	41,361

Cummins India Ltd.	2,376	45,747

Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	705	14,196

Dawonsys Co. Ltd.*	1,081	9,854

Doosan Bobcat, Inc.	1,272	48,660

Elgi Equipments Ltd.	8,864	50,333

Escorts Kubota Ltd.	564	13,654

GMM Pfaudler Ltd.	1,390	25,154

Grindwell Norton Ltd.	771	17,904

Haitian International Holdings Ltd.	16,000	41,376

HD Hyundai Construction Equipment Co. Ltd.	4,263	216,271

HD Hyundai Heavy Industries Co. Ltd.*	282	23,093

HD Hyundai Infracore Co. Ltd.	43,509	320,531

HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	605	38,332

Hiwin Technologies Corp.	5,535	42,310

Hyundai Elevator Co. Ltd.	9,359	234,255

Hyundai Mipo Dockyard Co. Ltd.*	400	21,937

Hyundai Rotem Co. Ltd.*	1,175	28,883

Kinik Co.	6,000	21,566

Lakshmi Machine Works Ltd.	165	21,521

LK Technology Holdings Ltd.(b)	22,000	22,309

Ningbo Deye Technology Co. Ltd., Class A	500	18,137

Otokar Otomotiv ve Savunma Sanayi A/S*	2,744	118,518

Pentamaster Corp. Bhd.	21,200	23,289

People & Technology, Inc.	705	28,392

Sam Engineering & Equipment M Bhd.	4,700	4,763

See Accompanying Notes to the Financial Statements.

192	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Machinery – (continued)

Samsung Heavy Industries Co. Ltd.*	14,188	$60,212

Sany Heavy Equipment International Holdings Co. Ltd.	12,000	15,898

Sany Heavy Industry Co. Ltd., Class A	14,100	33,560

Schaeffler India Ltd.	846	28,684

SFA Engineering Corp.	704	20,961

Shin Zu Shing Co. Ltd.	62,000	176,264

Sinotruk Hong Kong Ltd.	30,500	46,392

SK oceanplant Co. Ltd.*	1,219	17,842

SKF India Ltd.	385	19,610

Thermax Ltd.	944	26,377

Timken India Ltd.	329	11,994

Turk Traktor ve Ziraat Makineleri A/S	423	12,137

UWC Bhd.	20,400	14,635

Weichai Power Co. Ltd., Class A	7,500	12,471

Weichai Power Co. Ltd., Class H	68,000	100,139

XCMG Construction Machinery Co. Ltd., Class A	18,800	18,615

Yangzijiang Shipbuilding Holdings Ltd.	73,500	68,313

Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	10,000	11,134

Zhuzhou CRRC Times Electric Co. Ltd., Class H	11,800	47,501

Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	17,700	16,555

Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	29,200	15,884
		2,534,213

Marine Transportation – 0.6%

Cia Sud Americana de Vapores SA	402,367	41,374

COSCO SHIPPING Holdings Co. Ltd., Class H	104,450	120,818

Investments	Shares	Value

Marine Transportation – (continued)

Evergreen Marine Corp. Taiwan Ltd.	29,023	$152,467

Far-Eastern Shipping Co. plc* ‡	302,500	—

HMM Co. Ltd.	10,290	156,841

Korea Line Corp.*	60,123	92,538

MISC Bhd.	22,400	36,660

Orient Overseas International Ltd.	3,500	70,803

Pan Ocean Co. Ltd.	9,229	37,512

Precious Shipping PCL, NVDR	274,100	99,534

Qatar Navigation QSC	19,070	47,151

Regional Container Lines PCL, NVDR	92,800	65,766

Shanghai Zhonggu Logistics Co. Ltd., Class A	4,900	11,748

Shipping Corp. of India Ltd.	61,005	67,985

Sun Kwang Co. Ltd.	98	3,020

Temas Tbk. PT	355,500	69,791

Transcoal Pacific Tbk. PT	14,100	7,377

U-Ming Marine Transport Corp.	14,000	24,774

Wan Hai Lines Ltd.	49,000	103,602

Wisdom Marine Lines Co. Ltd.	11,898	24,808

Yang Ming Marine Transport Corp.	52,000	106,732
		1,341,301

Media – 0.4%

Affle India Ltd.*	1,050	11,954

Astro Malaysia Holdings Bhd.	989,800	154,223

BEC World PCL, NVDR*	42,200	9,639

Cheil Worldwide, Inc.	1,074	14,837

China Literature Ltd.* (a ) (b)	6,200	28,433

Echo Marketing, Inc.	6,419	53,332

Elang Mahkota Teknologi Tbk. PT	686,000	32,967

Focus Media Information Technology Co. Ltd., Class A	23,500	21,844

Grupo Televisa SAB, Series CPO(b)	68,600	69,364

Innocean Worldwide, Inc.	3,399	101,584

Media Nusantara Citra Tbk. PT*	2,781,600	111,871

Megacable Holdings SAB de CV(b)	14,100	38,011

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	193

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Media – (continued)

Mobvista, Inc.* (a) (b)	20,000	$9,936

MultiChoice Group	6,125	38,354

Plan B Media PCL, NVDR	97,500	23,270

Saudi Research & Media Group*	605	34,003

Sun TV Network Ltd.	1,889	9,967

Surya Citra Media Tbk. PT	427,000	4,803

TY Holdings Co. Ltd.	8,750	70,607

Zee Entertainment Enterprises Ltd.	17,444	41,939
		880,938

Metals & Mining – 5.4%

Adaro Minerals Indonesia Tbk. PT*	120,400	9,028

African Rainbow Minerals Ltd.	3,822	48,016

Alrosa PJSC* ‡	85,800	—

Aluminum Corp. of China Ltd., Class A	26,500	24,441

Aluminum Corp. of China Ltd., Class H	124,000	73,295

Aneka Tambang Tbk.	201,400	28,830

Angang Steel Co. Ltd., Class H(b)	38,000	12,586

Anglo American Platinum Ltd.	1,470	87,091

AngloGold Ashanti Ltd.	12,544	335,771

APL Apollo Tubes Ltd.	3,361	49,081

Baoshan Iron & Steel Co. Ltd., Class A	58,800	54,657

Beijing Shougang Co. Ltd., Class A	10,600	5,661

Bradespar SA	9,800	44,604

Bradespar SA (Preference)	93,100	441,043

Bumi Resources Minerals Tbk. PT*	1,235,000	13,638

CAP SA	24,059	169,475

Century Iron & Steel Industrial Co. Ltd.	6,000	21,566

China Gold International Resources Corp. Ltd.	88,200	449,432

China Hongqiao Group Ltd.	49,000	48,002

Investments	Shares	Value

Metals & Mining – (continued)

China Metal Recycling Holdings Ltd.* ‡	51,000	$—

China Nonferrous Mining Corp. Ltd.	392,000	199,748

China Northern Rare Earth Group High-Tech Co. Ltd., Class A	5,300	19,247

China Steel Corp.	196,000	185,528

China Zhongwang Holdings Ltd.* ‡	699,600	—

Chung Hung Steel Corp.	23,000	18,330

Cia Brasileira de Aluminio	4,700	4,960

Cia de Ferro Ligas da Bahia FERBASA (Preference)	14,700	151,324

Cia Siderurgica Nacional SA	19,600	55,671

Citic Pacific Special Steel Group Co. Ltd., Class A	10,600	24,709

CMOC Group Ltd., Class A	22,500	19,356

CMOC Group Ltd., Class H	57,000	34,781

Dongkuk Steel Mill Co. Ltd.	23,667	211,136

DRDGOLD Ltd.	10,054	10,767

Eregli Demir ve Celik Fabrikalari TAS*	40,376	68,801

EVERGREEN Steel Corp.	49,000	94,039

Ezz Steel Co. SAE	64,485	86,690

Feng Hsin Steel Co. Ltd.	11,000	24,331

GEM Co. Ltd., Class A	5,300	5,378

Gerdau SA (Preference)	30,870	155,373

Gold Fields Ltd.	25,255	392,353

Grupo Mexico SAB de CV, Series B	91,113	446,549

Harmony Gold Mining Co. Ltd.	14,733	68,952

Henan Shenhuo Coal & Power Co. Ltd., Class A	5,500	12,940

Hesteel Co. Ltd., Class A	37,600	12,537

Hindalco Industries Ltd.	41,356	220,383

Hindustan Copper Ltd.	16,483	20,423

Huaibei Mining Holdings Co. Ltd., Class A	9,400	18,439

Hunan Valin Steel Co. Ltd., Class A	23,500	17,909

Hyundai Steel Co.	2,109	57,437

See Accompanying Notes to the Financial Statements.

194	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Metals & Mining – (continued)

Impala Platinum Holdings Ltd.	24,775	$240,843

Industrias CH SAB de CV, Series B*	1,147	13,049

Industrias Penoles SAB de CV* (b)	2,585	39,593

Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	70,500	18,520

Inner Mongolia ERDOS Resources Co. Ltd., Class A	4,480	9,344

Inner Mongolia ERDOS Resources Co. Ltd., Class B	7,420	13,363

Jiangxi Copper Co. Ltd., Class A	9,400	27,692

Jiangxi Copper Co. Ltd., Class H	31,000	54,971

Jinchuan Group International Resources Co. Ltd.(b)	784,000	55,929

Jindal Stainless Ltd.	68,895	237,322

Jindal Steel & Power Ltd.	12,907	91,926

JSW Steel Ltd.	14,994	132,889

Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class A	83,741	62,822

Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D	271,803	209,356

KG DONGBUSTEEL	10,241	72,079

Korea Zinc Co. Ltd.	196	75,126

Koza Altin Isletmeleri A/S	14,805	14,372

Koza Anadolu Metal Madencilik Isletmeleri A/S*	68,257	124,242

Kumba Iron Ore Ltd.	1,470	35,675

Lloyds Metals & Energy Ltd.	31,017	122,573

Maanshan Iron & Steel Co. Ltd., Class A	21,200	8,354

Maanshan Iron & Steel Co. Ltd., Class H	22,000	4,680

Magnitogorsk Iron & Steel Works PJSC* ‡	45,174	—

Merdeka Copper Gold Tbk. PT*	230,462	61,896

Metalurgica Gerdau SA (Preference)	22,200	51,741

Minsur SA	11,032	11,275

Investments	Shares	Value

Metals & Mining – (continued)

MMC Norilsk Nickel PJSC‡	2,090	$—

MMG Ltd.*	980,000	357,049

National Aluminium Co. Ltd.	329,476	333,759

Nickel Asia Corp.	1,690,500	202,060

NMDC Ltd.	32,389	42,942

Northam Platinum Holdings Ltd.*	7,270	71,190

Novolipetsk Steel PJSC* ‡	51,150	—

Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	14,100	8,548

PMB Technology Bhd.*	4,700	4,373

Polyus PJSC* ‡	1,155	—

Poongsan Corp.	6,272	198,695

POSCO Holdings, Inc.	2,107	593,499

Press Metal Aluminium Holdings Bhd.	58,800	67,889

Qatar Aluminum Manufacturing Co.	42,858	18,132

Raspadskaya OJSC* ‡	4,240	—

Ratnamani Metals & Tubes Ltd.	1,291	33,912

Royal Bafokeng Platinum Ltd.	1,450	11,384

Saudi Arabian Mining Co.*	13,364	247,277

SeAH Besteel Holdings Corp.	4,900	84,754

SeAH Steel Holdings Corp.	691	77,030

Severstal PAO* ‡	5,995	—

Shandong Gold Mining Co. Ltd., Class A	5,100	18,918

Shandong Gold Mining Co. Ltd., Class H(a)	12,250	26,061

Shandong Nanshan Aluminum Co. Ltd., Class A	18,800	9,199

Shanxi Meijin Energy Co. Ltd., Class A	9,400	10,732

Shanxi Taigang Stainless Steel Co. Ltd., Class A	15,900	9,180

Shougang Fushan Resources Group Ltd.	1,274,000	431,705

Shyam Metalics & Energy Ltd.	10,246	36,847

Sibanye Stillwater Ltd.	79,331	175,161

Steel Authority of India Ltd.	46,172	46,716

TA Chen Stainless Pipe	49,000	70,848

Tata Steel Ltd.	240,100	316,715

Tiangong International Co. Ltd.	490,000	148,562

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	195

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Metals & Mining – (continued)

Tianshan Aluminum Group Co. Ltd., Class A	10,600	$11,092

Tongling Nonferrous Metals Group Co. Ltd., Class A	29,400	13,961

Tung Ho Steel Enterprise Corp.	17,050	32,001

United Co. RUSAL International PJSC‡	75,100	—

Usinas Siderurgicas de Minas Gerais SA Usiminas (Preference), Class A	171,500	246,819

Vale Indonesia Tbk. PT*	28,200	13,408

Vale SA	111,100	1,607,812

Vedanta Ltd.	29,204	99,689

Volcan Cia Minera SAA, Class B*	122,924	14,287

VSMPO-AVISMA Corp. PJSC‡	53	—

Western Superconducting Technologies Co. Ltd., Class A	752	8,459

Xiamen Tungsten Co. Ltd., Class A	3,900	10,999

YC INOX Co. Ltd.	124,000	117,778

Yieh Phui Enterprise Co. Ltd.	52,500	25,958

Young Poong Corp.	294	125,429

Yunnan Aluminium Co. Ltd., Class A	6,300	12,931

Zhaojin Mining Industry Co. Ltd., Class H*	24,500	38,951

Zhejiang Huayou Cobalt Co. Ltd., Class A	2,140	16,062

Zijin Mining Group Co. Ltd., Class A	48,000	88,889

Zijin Mining Group Co. Ltd., Class H	166,000	279,560
		12,761,162

Multi-Utilities – 0.1%

Dubai Electricity & Water Authority PJSC	138,131	93,291

Qatar Electricity & Water Co. QSC	9,126	42,045

YTL Power International Bhd.	1,531	377
		135,713

Investments	Shares	Value

Office REITs – 0.0%(d)

AREIT, Inc., REIT	30,000	$18,254

Embassy Office Parks REIT, REIT	8,680	34,969

JR Global Reit, REIT	7,119	23,483

Mindspace Business Parks REIT, REIT(a)	4,100	15,907

RL Commercial REIT, Inc., REIT	164,500	17,138
		109,751

Oil, Gas & Consumable Fuels – 4.4%

3R Petroleum Oleo E Gas SA*	63,700	403,246

ABM Investama Tbk. PT	215,600	49,087

Adaro Energy Indonesia Tbk. PT	382,300	81,568

Aegis Logistics Ltd.	4,841	23,180

AKR Corporindo Tbk. PT	140,000	15,460

Aldrees Petroleum and Transport Services Co.*	1,760	47,018

Bangchak Corp. PCL, NVDR	14,000	12,402

Banpu PCL, NVDR	93,200	24,837

Bashneft PJSC‡	1,305	—

Bashneft PJSC (Preference)‡	1,163	—

Bayan Resources Tbk. PT	217,400	318,616

Bharat Petroleum Corp. Ltd.	28,410	124,143

Bukit Asam Tbk. PT	106,000	29,914

Bumi Resources Tbk. PT*	5,042,100	41,588

China Coal Energy Co. Ltd., Class A	16,100	20,938

China Coal Energy Co. Ltd., Class H(b)	49,000	41,947

China Merchants Energy Shipping Co. Ltd., Class A	14,100	13,493

China Petroleum & Chemical Corp., Class A	104,900	101,596

China Petroleum & Chemical Corp., Class H	686,000	448,309

China Shenhua Energy Co. Ltd., Class A	19,600	82,268

China Shenhua Energy Co. Ltd., Class H	98,000	324,590

China Suntien Green Energy Corp. Ltd., Class H(b)	50,000	21,847

Coal India Ltd.	65,072	185,349

Cosan SA	19,600	58,688

COSCO SHIPPING Energy Transportation Co. Ltd., Class A*	8,600	16,286

See Accompanying Notes to the Financial Statements.

196	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Oil, Gas & Consumable Fuels – (continued)

COSCO SHIPPING Energy Transportation Co. Ltd., Class H*	16,000	$16,408

Dana Gas PJSC	1,245,580	303,254

Ecopetrol SA	146,461	71,897

Empresas Copec SA	10,437	73,078

Enauta Participacoes SA*	30,201	69,725

Esso Thailand PCL, NVDR	37,500	9,554

Exxaro Resources Ltd.(b)	6,125	64,259

Formosa Petrochemical Corp.	29,000	81,880

Gazprom PJSC‡	412,500	—

Great Eastern Shipping Co. Ltd. (The)	36,652	303,477

Guanghui Energy Co. Ltd., Class A	15,100	20,248

Harum Energy Tbk. PT	89,300	9,192

HD Hyundai Co. Ltd.	1,505	66,569

Helleniq Energy Holdings SA	1,316	10,461

Hibiscus Petroleum Bhd.	617,400	141,183

Hindustan Petroleum Corp. Ltd.	14,504	44,530

Indian Oil Corp. Ltd.	107,751	107,177

Indika Energy Tbk. PT	641,200	113,641

Indo Tambangraya Megah Tbk. PT	9,400	21,337

Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	5,300	10,304

Inner Mongolia Yitai Coal Co. Ltd., Class B	31,500	46,620

Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim A/S*	36,309	46,525

IRPC PCL, NVDR	242,000	16,725

Jizhong Energy Resources Co. Ltd., Class A	14,100	15,060

LUKOIL PJSC‡	12,265	—

Mangalore Refinery & Petrochemicals Ltd.*	75,902	59,591

Mari Petroleum Co. Ltd.	611	3,425

Medco Energi Internasional Tbk. PT	178,600	12,296

MOL Hungarian Oil & Gas plc	13,034	105,745

Motor Oil Hellas Corinth Refineries SA	1,645	39,227

Investments	Shares	Value

Oil, Gas & Consumable Fuels – (continued)

Novatek PJSC‡	20,020	$—

Oil & Natural Gas Corp. Ltd.	112,504	218,516

Oil India Ltd.	12,376	38,541

Pakistan Oilfields Ltd.	55,027	79,386

Pakistan Petroleum Ltd.	246,176	57,782

Petro Rio SA*	9,800	68,071

PetroChina Co. Ltd., Class H	588,000	406,736

Petroleo Brasileiro SA	102,900	548,556

Petroleo Brasileiro SA (Preference)	132,300	626,745

Petronas Dagangan Bhd.	6,600	33,499

Petronet LNG Ltd.	25,624	74,176

Petroreconcavo SA	44,100	173,479

Pingdingshan Tianan Coal Mining Co. Ltd., Class A	9,800	13,608

Productive Technologies Co. Ltd.*	90,000	9,860

PTT Exploration & Production PCL	469	2,033

PTT Exploration & Production PCL, NVDR	39,131	169,599

PTT PCL, NVDR	260,900	236,852

Qatar Fuel QSC	8,595	39,055

Qatar Gas Transport Co. Ltd.	54,208	58,974

Rabigh Refining & Petrochemical Co.*	5,254	15,633

Reliance Industries Ltd.	55,468	1,640,597

Rosneft Oil Co. PJSC‡	74,042	—

Saudi Arabian Oil Co.(a)	36,317	348,578

Semirara Mining & Power Corp.	42,200	20,572

Shaanxi Coal Industry Co. Ltd., Class A	24,500	69,205

Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	4,700	9,497

Shanxi Coking Coal Energy Group Co. Ltd., Class A	9,400	13,934

Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	6,200	18,032

Siamgas & Petrochemicals PCL, NVDR	226,500	58,039

SK Discovery Co. Ltd.	4,116	99,179

SK Gas Ltd.	931	83,890

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	197

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Oil, Gas & Consumable Fuels – (continued)

SK Innovation Co. Ltd.*	1,421	$183,783

S-Oil Corp.	1,362	75,915

Star Petroleum Refining PCL, NVDR	33,500	9,516

Surgutneftegas PJSC‡	319,000	—

Surgutneftegas PJSC (Preference)‡	225,500	—

Tatneft PJSC‡	26,900	—

Tatneft PJSC (Preference)‡	3,870	—

Thai Oil PCL, NVDR	17,902	24,378

Thungela Resources Ltd.	4,116	38,549

Transneft PJSC (Preference)‡	55	—

Turkiye Petrol Rafinerileri A/S	14,412	49,133

Ultrapar Participacoes SA	21,538	62,166

United Tractors Tbk. PT	39,200	77,224

Yancoal Australia Ltd.(a)	9,400	34,966

Yankuang Energy Group Co. Ltd., Class A	5,300	26,308

Yankuang Energy Group Co. Ltd., Class H(b)	46,000	157,340
		10,341,660

Paper & Forest Products – 0.5%

Alkim Kagit Sanayi ve Ticaret A/S	53,998	68,024

Century Plyboards India Ltd.	3,256	20,729

Century Textiles & Industries Ltd.	2,118	17,608

Dexco SA*	123,910	145,883

Empresas CMPC SA	25,344	39,964

Indah Kiat Pulp & Paper Tbk. PT	85,800	45,473

JK Paper Ltd.	2,867	13,218

Lee & Man Paper Manufacturing Ltd.	784,000	332,580

Longchen Paper & Packaging Co. Ltd.	257,967	144,329

Nine Dragons Paper Holdings Ltd.(b)	55,000	38,045

Pabrik Kertas Tjiwi Kimia Tbk. PT	28,200	13,023

Sappi Ltd.	16,314	37,092

Shandong Sun Paper Industry JSC Ltd., Class A	9,400	15,454

Suzano SA	24,500	194,909
		1,126,331

Investments	Shares	Value

Passenger Airlines – 0.3%

Aeroflot PJSC* ‡	74,029	$—

Air Arabia PJSC	34,310	20,463

Asiana Airlines, Inc.*	13,573	129,808

Azul SA (Preference)*	11,700	25,398

China Airlines Ltd.	61,000	37,700

China Eastern Airlines Corp. Ltd., Class A*	14,300	10,692

China Eastern Airlines Corp. Ltd., Class H* (b)	46,000	18,049

China Southern Airlines Co. Ltd., Class A*	14,100	15,773

China Southern Airlines Co. Ltd., Class H*	24,000	16,754

Controladora Vuela Cia de Aviacion SAB de CV, Class A*	36,400	42,738

Eva Airways Corp.	52,798	46,113

Hanjin Kal Corp.	273	8,067

InterGlobe Aviation Ltd.* (a)	1,875	46,303

Jazeera Airways Co. KSCP	4,053	23,814

Jeju Air Co. Ltd.*	1,962	20,626

Jin Air Co. Ltd.*	658	7,787

Korean Air Lines Co. Ltd.	5,096	87,002

Pegasus Hava Tasimaciligi A/S*	1,081	24,662

Turk Hava Yollari AO*	19,635	129,027
		710,776

Personal Care Products – 0.5%

Amorepacific Corp.	541	49,840

AMOREPACIFIC Group	611	16,708

Colgate-Palmolive India Ltd.	2,295	44,733

Cosmax, Inc.*	3,087	178,061

Dabur India Ltd.	10,829	70,516

EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	5,880	8,955

Emami Ltd.	4,717	21,612

Gillette India Ltd.	103	5,554

Godrej Consumer Products Ltd.*	7,252	80,419

Grape King Bio Ltd.	7,000	41,669

Hengan International Group Co. Ltd.	18,000	80,256

See Accompanying Notes to the Financial Statements.

198	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Personal Care Products – (continued)

Hindustan Unilever Ltd.	14,308	$429,627

Hyundai Bioscience Co. Ltd.*	1,504	22,755

Kolmar Korea Co. Ltd.	142	4,292

LG H&H Co. Ltd.	147	68,426

LG H&H Co. Ltd. (Preference)	43	8,594

Microbio Co. Ltd.	16,461	33,572

Natura & Co. Holding SA*	10,958	24,225

Procter & Gamble Hygiene & Health Care Ltd.	200	34,227

TCI Co. Ltd.	1,000	6,750
		1,230,791

Pharmaceuticals – 1.3%

Adcock Ingram Holdings Ltd.	2,912	7,979

Ajanta Pharma Ltd.	576	9,239

Alembic Pharmaceuticals Ltd.	3,400	23,106

Alkem Laboratories Ltd.	516	22,131

Aspen Pharmacare Holdings Ltd.	6,909	69,076

AstraZeneca Pharma India Ltd.	235	9,156

Asymchem Laboratories Tianjin Co. Ltd., Class A	700	12,776

Aurobindo Pharma Ltd.	5,645	42,560

Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	5,000	10,191

Beijing Tongrentang Co. Ltd., Class A	4,700	39,455

Bukwang Pharmaceutical Co. Ltd.*	1,431	8,554

CanSino Biologics, Inc., Class A	318	4,623

CanSino Biologics, Inc., Class H(a)	800	3,781

Caregen Co. Ltd.	141	22,387

Celltrion Pharm, Inc.*	136	8,292

Center Laboratories, Inc.	10,414	17,208

Changchun High & New Technology Industry Group, Inc., Class A	600	14,108

China Medical System Holdings Ltd.	49,000	81,148

China Resources Pharmaceutical Group Ltd.(a) (b)	52,000	51,537

Investments	Shares	Value

Pharmaceuticals – (continued)

China Traditional Chinese Medicine Holdings Co. Ltd.	88,000	$47,980

Chong Kun Dang Pharmaceutical Corp.	107	6,771

Cipla Ltd.	8,967	99,497

CSPC Pharmaceutical Group Ltd.	146,080	148,501

Daewoong Co. Ltd.	339	3,782

Daewoong Pharmaceutical Co. Ltd.	49	4,042

Dong-A Socio Holdings Co. Ltd.	1,686	104,178

Dong-A ST Co. Ltd.	95	3,883

DongKook Pharmaceutical Co. Ltd.	950	10,683

Dr Reddy’s Laboratories Ltd.	2,141	128,975

Genomma Lab Internacional SAB de CV, Class B(b)	31,531	26,114

Gland Pharma Ltd.* (a)	971	16,122

GlaxoSmithKline Pharmaceuticals Ltd.	376	5,706

Glenmark Pharmaceuticals Ltd.	8,465	58,282

Grand Pharmaceutical Group Ltd.	416,500	270,596

Granules India Ltd.	5,750	21,103

Hanall Biopharma Co. Ltd.*	919	14,076

Hanmi Pharm Co. Ltd.	100	24,133

Hanmi Science Co. Ltd.	671	21,959

Hansoh Pharmaceutical Group Co. Ltd.(a)	16,000	29,106

HK inno N Corp.	644	15,518

Hua Han Health Industry Holdings Ltd.* ‡	3,780,000	—

Hypera SA	7,100	52,865

Il Dong Pharmaceutical Co. Ltd.*	511	7,655

Ipca Laboratories Ltd.	3,080	26,727

JB Chemicals & Pharmaceuticals Ltd.	1,677	43,645

Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	8,400	58,985

Joincare Pharmaceutical Group Industry Co. Ltd., Class A	4,700	8,785

Jubilant Pharmova Ltd.	4,141	15,775

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	199

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Pharmaceuticals – (continued)

Kalbe Farma Tbk. PT	365,800	$52,863

Komipharm International Co. Ltd.*	1,425	7,953

Laurus Labs Ltd.(a)	7,802	29,326

Livzon Pharmaceutical Group, Inc., Class H(b)	3,930	14,218

Lotus Pharmaceutical Co. Ltd.*	2,000	16,882

Lupin Ltd.	4,816	41,754

Luye Pharma Group Ltd.* (a)	47,000	23,051

Mega Lifesciences PCL, NVDR	9,300	11,166

Natco Pharma Ltd.	4,680	32,880

Oneness Biotech Co. Ltd.*	3,000	23,518

Oscotec, Inc.*	1,034	16,378

Pfizer Ltd.	341	15,633

Pharmally International Holding Co. Ltd.* ‡	2,564	—

Procter & Gamble Health Ltd.	400	22,771

Richter Gedeon Nyrt.	3,528	85,284

Sam Chun Dang Pharm Co. Ltd.*	517	29,048

Sanofi India Ltd.	163	11,094

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	3,800	17,387

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	8,000	22,777

Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	4,700	21,349

Shin Poong Pharmaceutical Co. Ltd.*	432	5,826

Sihuan Pharmaceutical Holdings Group Ltd.	125,000	12,739

Sino Biopharmaceutical Ltd.	175,999	97,305

SK Biopharmaceuticals Co. Ltd.*	330	17,013

SSY Group Ltd.	44,000	30,660

Sun Pharmaceutical Industries Ltd.	18,057	217,923

Suven Pharmaceuticals Ltd.	3,735	21,538

Torrent Pharmaceuticals Ltd.	1,434	28,953

TTY Biopharm Co. Ltd.	11,000	27,516

Investments	Shares	Value

Pharmaceuticals – (continued)

United Laboratories International Holdings Ltd. (The)	300,000	$242,296

Yuhan Corp.	1,078	46,393

Yungjin Pharmaceutical Co. Ltd.*	1,602	3,525

Yunnan Baiyao Group Co. Ltd., Class A	1,540	12,934

Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	700	27,475

Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	4,700	13,283

Zydus Lifesciences Ltd.	4,844	30,774
		3,064,236

Professional Services – 0.1%

BLS International Services Ltd.	3,626	7,949

Computer Age Management Services Ltd.	1,007	25,364

CTOS Digital Bhd.	84,900	26,838

eClerx Services Ltd.	679	11,247

Firstsource Solutions Ltd.	6,900	9,848

L&T Technology Services Ltd.(a)	376	17,345

My EG Services Bhd.	87,557	15,507

NICE Information Service Co. Ltd.	2,317	19,839

Quess Corp. Ltd.(a)	3,339	14,809

Sporton International, Inc.	3,000	25,811
		174,557

Real Estate Management & Development – 3.7%

Agile Group Holdings Ltd.*	588,000	119,100

Aldar Properties PJSC	67,345	99,037

Aliansce Sonae Shopping Centers sa	17,136	63,847

A-Living Smart City Services Co. Ltd.(a)	232,750	185,906

AP Thailand PCL, NVDR	362,300	133,684

Arabian Centres Co. Ltd.	676	3,911

Arriyadh Development Co.	2,145	11,552

Ayala Land, Inc.	83,300	40,082

Barwa Real Estate Co.	13,319	9,148

See Accompanying Notes to the Financial Statements.

200	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Real Estate Management & Development – (continued)

Brigade Enterprises Ltd.	4,730	$29,009

C&D International Investment Group Ltd.(b)	16,587	50,818

Cencosud Shopping SA	11,750	18,830

Central Pattana PCL, NVDR	24,200	48,191

China Aoyuan Group Ltd.* ‡ (b)	713,000	65,999

China Dili Group* ‡ (b)	100,000	8,722

China Evergrande Group* ‡ (b)	66,000	—

China Jinmao Holdings Group Ltd.(b)	2,058,000	382,767

China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	19,600	38,644

China Overseas Grand Oceans Group Ltd.(b)	490,000	282,768

China Overseas Land & Investment Ltd.	111,000	280,544

China Overseas Property Holdings Ltd.(b)	30,000	33,211

China Resources Land Ltd.	98,000	454,426

China Resources Mixc Lifestyle Services Ltd.(a) (b)	10,000	52,803

China Vanke Co. Ltd., Class A	24,500	53,539

China Vanke Co. Ltd., Class H	52,100	81,104

Chong Hong Construction Co. Ltd.	85,000	220,916

Ciputra Development Tbk. PT	179,449	12,171

Commercial Real Estate Co. KSC*	591,035	196,787

Corp. Inmobiliaria Vesta SAB de CV(b)	24,000	75,556

Cosmopolitan International Holdings Ltd.*	94,000	17,483

Country Garden Holdings Co. Ltd.(b)	294,000	75,280

Country Garden Services Holdings Co. Ltd.(b)	49,000	76,404

Dar Al Arkan Real Estate Development Co.*	7,655	32,818

DLF Ltd.	11,270	58,694

Eco World Development Group Bhd.	436,100	73,327

Investments	Shares	Value

Real Estate Management & Development – (continued)

Emaar Development PJSC	15,780	$23,679

Emaar Economic City*	9,847	25,414

Emaar Properties PJSC	175,175	282,894

Evergrande Property Services Group Ltd.* ‡ (a)	78,500	—

Fortress Real Estate Investments Ltd., Class A* (b)	434,445	308,659

Fortress Real Estate Investments Ltd., Class B*	322,812	88,631

Gemdale Corp., Class A	14,100	16,607

Gemdale Properties & Investment Corp. Ltd.(b)	2,156,000	142,820

Godrej Properties Ltd.*	2,621	42,124

Greentown China Holdings Ltd.	25,000	29,937

Greentown Service Group Co. Ltd.(a) (b)	490,000	300,246

Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	4,300	5,722

Hanson International Tbk. PT* ‡	2,409,275	—

Highwealth Construction Corp.	35,755	48,906

Hopson Development Holdings Ltd.	18,800	16,669

Huaku Development Co. Ltd.	81,000	249,514

Huang Hsiang Construction Corp.	49,000	74,036

Iguatemi SA	9,400	38,255

IOI Properties Group Bhd.	52,800	13,731

JHSF Participacoes SA	107,800	83,605

Jinke Smart Services Group Co. Ltd., Class H(a)	63,700	97,215

KE Holdings, Inc., ADR*	11,270	176,826

Kindom Development Co. Ltd.	147,400	142,402

King’s Town Construction Co. Ltd.*	2,000	2,082

LAMDA Development SA*	1,368	8,458

Longfor Group Holdings Ltd.(a)	49,000	133,269

LSR Group PJSC* ‡	21,295	—

Mabanee Co. KPSC	14,439	35,821

Macrotech Developers Ltd.* (a)	825	9,364

MAS P.L.C.	18,975	22,417

Matrix Concepts Holdings Bhd.	318,500	102,108

MBK PCL, NVDR	30,344	12,796

Megaworld Corp.	3,626,000	130,938

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	201

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Real Estate Management & Development – (continued)

Midea Real Estate Holding Ltd.(a) (b)	107,800	$128,400

Multiplan Empreendimentos Imobiliarios SA*	5,000	25,885

National Real Estate Co. KPSC*	396,895	108,568

Oberoi Realty Ltd.	1,551	17,343

Origin Property PCL, NVDR	367,200	126,890

OSK Holdings Bhd.	406,700	88,443

Pakuwon Jati Tbk. PT	155,100	5,138

Phoenix Mills Ltd. (The)	1,600	28,265

Poly Developments and Holdings Group Co. Ltd., Class A	29,400	59,027

Prestige Estates Projects Ltd.	3,219	19,301

Prince Housing & Development Corp.	50,000	19,517

Pruksa Holding PCL, NVDR	259,700	94,305

Quality Houses PCL, NVDR	178,500	12,336

Radiance Holdings Group Co. Ltd.(a) (b)	245,000	126,715

Red Star Macalline Group Corp. Ltd., Class A	14,700	11,033

Redco Properties Group Ltd.* ‡ (a)	294,000	49,812

Robinsons Land Corp.*	23,506	6,120

Ruentex Development Co. Ltd.	59,400	69,172

Salhia Real Estate Co. KSCP	16,277	27,044

Sansiri PCL, NVDR	2,165,500	120,491

Saudi Real Estate Co.*	3,478	12,815

Seazen Group Ltd.*	784,000	167,788

Seazen Holdings Co. Ltd., Class A*	4,700	10,088

Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	107,800	104,889

Shanghai Lingang Holdings Corp. Ltd., Class A	5,640	10,005

Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	8,000	11,651

Investments	Shares	Value

Real Estate Management & Development – (continued)

Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	30,940	$23,422

Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	4,700	10,596

Shenzhen Investment Ltd.(b)	784,000	150,810

Shimao Group Holdings Ltd.* ‡	32,000	13,682

Shoucheng Holdings Ltd.(b)	110,000	28,446

Shui On Land Ltd.	1,151,500	139,355

Sichuan Languang Justbon Services Group Co. Ltd., Class H* ‡	26,500	182,802

Sime Darby Property Bhd.	42,300	4,457

Sinic Holdings Group Co. Ltd., Class H* ‡ (a)	318,000	—

Sinyi Realty, Inc.	98,000	92,605

SK D&D Co. Ltd.	3,408	57,674

SM Prime Holdings, Inc.	171,500	105,126

SOHO China Ltd.*	76,000	12,683

SP Setia Bhd. Group	592,900	76,430

Summarecon Agung Tbk. PT	227,900	8,700

Supalai PCL, NVDR	23,800	14,776

Talaat Moustafa Group	356,441	110,047

United Development Co. QSC	67,999	20,885

UOA Development Bhd.	21,800	8,406

WHA Corp. PCL, NVDR	117,490	15,139

Yuexiu Property Co. Ltd.(b)	41,600	59,990

Yungshin Construction & Development Co. Ltd.	28,000	58,473

Zhejiang China Commodities City Group Co. Ltd., Class A	5,500	7,685
		8,715,453

Residential REITs – 0.1%

Emlak Konut Gayrimenkul Yatirim Ortakligi A/S, REIT	715,645	221,153

Sinpas Gayrimenkul Yatirim Ortakligi A/S, REIT*	221,659	29,633
		250,786

See Accompanying Notes to the Financial Statements.

202	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Retail REITs – 0.1%

CPN Retail Growth Leasehold REIT, REIT	44,100	$16,531

Hyprop Investments Ltd., REIT	10,974	19,171

IGB REIT, REIT	6,200	2,432

LOTTE Reit Co. Ltd., REIT	1,828	4,924

Pavilion REIT, REIT	15,000	4,607

Resilient REIT Ltd., REIT	11,280	28,021

Vukile Property Fund Ltd., REIT(b)	336,091	231,980
		307,666

Semiconductors & Semiconductor Equipment – 6.4%

3peak, Inc., Class A	245	8,213

ADATA Technology Co. Ltd.	98,000	239,083

Advanced Power Electronics Corp.	26,000	87,956

Advanced Wireless Semiconductor Co.	10,000	26,933

Alchip Technologies Ltd.	1,000	38,546

Andes Technology Corp.	2,379	35,094

Anji Microelectronics Technology Shanghai Co. Ltd., Class A	98	3,815

Ardentec Corp.	147,000	258,209

ASE Technology Holding Co. Ltd.	98,000	321,965

ASMedia Technology, Inc.	1,000	36,920

Borosil Renewables Ltd.*	1,880	11,751

China Resources Microelectronics Ltd., Class A	1,350	11,155

Chipbond Technology Corp.	21,000	45,016

ChipMOS Technologies, Inc.	171,000	205,806

D&O Green Technologies Bhd.	15,300	14,063

Daqo New Energy Corp., ADR*	1,568	72,003

DB HiTek Co. Ltd.	1,396	63,104

Duk San Neolux Co. Ltd.*	423	13,717

Elan Microelectronics Corp.	98,000	300,607

Elite Semiconductor Microelectronics Technology, Inc.	98,000	258,209

eMemory Technology, Inc.	1,000	59,364

Investments	Shares	Value

Semiconductors & Semiconductor Equipment – (continued)

Ennostar, Inc.	7,000	$11,362

Eo Technics Co. Ltd.	134	8,710

Episil Technologies, Inc.	6,292	15,944

Eugene Technology Co. Ltd.	65	1,401

Everlight Electronics Co. Ltd.	151,000	196,225

Faraday Technology Corp.	4,000	21,339

Fitipower Integrated Technology, Inc.	49,000	251,834

Flat Glass Group Co. Ltd., Class A	3,600	15,916

Flat Glass Group Co. Ltd., Class H(b)	7,000	19,574

Formosa Advanced Technologies Co. Ltd.	64,000	90,350

Formosa Sumco Technology Corp.	1,000	4,847

GCL System Integration Technology Co. Ltd., Class A*	9,800	4,328

GCL Technology Holdings Ltd.* (b)	539,000	134,580

GemVax & Kael Co. Ltd.*	920	9,555

GigaDevice Semiconductor, Inc., Class A	1,440	22,545

Global Mixed Mode Technology, Inc.	26,000	153,078

Globalwafers Co. Ltd.	6,000	93,877

Greatek Electronics, Inc.	98,000	171,821

HAESUNG DS Co. Ltd.	4,116	143,463

Hana Materials, Inc.	318	10,110

Hangzhou First Applied Material Co. Ltd., Class A	2,660	18,863

Hangzhou Silan Microelectronics Co. Ltd., Class A	2,900	13,771

HD Hyundai Energy Solutions Co. Ltd.	235	7,401

Holtek Semiconductor, Inc.	6,000	13,408

Hua Hong Semiconductor Ltd.* (a)	18,000	73,491

Inari Amertron Bhd.	18,800	9,694

Innox Advanced Materials Co. Ltd.	5,586	183,640

JA Solar Technology Co. Ltd., Class A	5,292	30,851

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	203

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Semiconductors & Semiconductor Equipment – (continued)

Jentech Precision Industrial Co. Ltd.	2,199	$32,546

Jusung Engineering Co. Ltd.	13,181	154,126

King Yuan Electronics Co. Ltd.	49,000	74,913

Kinsus Interconnect Technology Corp.	4,000	14,377

Koh Young Technology, Inc.	1,692	16,700

LEENO Industrial, Inc.	94	9,383

LONGi Green Energy Technology Co. Ltd., Class A	10,448	52,585

LX Semicon Co. Ltd.	235	18,454

Macronix International Co. Ltd.	50,000	52,371

MediaTek, Inc.	49,000	1,059,933

Montage Technology Co. Ltd., Class A	1,692	14,873

NAURA Technology Group Co. Ltd., Class A	900	43,455

NEXTIN, Inc.	265	12,771

Novatek Microelectronics Corp.	16,000	217,809

Nuvoton Technology Corp.	4,000	17,305

Pan Jit International, Inc.	8,000	17,019

Parade Technologies Ltd.	1,400	42,716

Phison Electronics Corp.	6,000	75,921

Pixart Imaging, Inc.	9,000	30,300

Powerchip Semiconductor Manufacturing Corp.	80,000	77,287

Powertech Technology, Inc.	20,000	59,722

Radiant Opto-Electronics Corp.	14,330	52,673

Raydium Semiconductor Corp.	20,000	247,865

Realtek Semiconductor Corp.	14,070	164,304

RFHIC Corp.	282	4,930

S&S Tech Corp.	423	14,112

SDI Corp.	8,000	31,357

Shanghai Fudan Microelectronics Group Co. Ltd., Class A	1,050	8,358

Shanghai Fudan Microelectronics Group Co. Ltd., Class H	4,000	12,051

Shenzhen Xinyichang Technology Co. Ltd., Class A	196	3,536

Sigurd Microelectronics Corp.	147,000	249,124

Investments	Shares	Value

Semiconductors & Semiconductor Equipment – (continued)

Silergy Corp.	5,000	$78,149

Silicon Integrated Systems Corp.	196,000	111,572

SIMMTECH Co. Ltd.	7,791	166,775

Sino-American Silicon Products, Inc.	18,000	86,363

Sitronix Technology Corp.	49,000	362,609

SK Hynix, Inc.	8,624	576,695

SK Square Co. Ltd.*	1,604	50,874

Sunplus Technology Co. Ltd.	196,000	151,100

Taiwan Mask Corp.	7,000	18,216

Taiwan Semiconductor Co. Ltd.	9,000	26,846

Taiwan Semiconductor Manufacturing Co. Ltd.	306,000	4,996,731

Taiwan Surface Mounting Technology Corp.	98,000	313,995

Taiwan-Asia Semiconductor Corp.	13,000	14,843

TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	4,700	28,207

Tokai Carbon Korea Co. Ltd.	86	6,400

Tongwei Co. Ltd., Class A	5,500	31,619

Topco Scientific Co. Ltd.	59,000	357,925

TSEC Corp.*	25,241	30,214

Unigroup Guoxin Microelectronics Co. Ltd., Class A	1,679	25,688

Unisem M Bhd.	14,700	9,854

United Microelectronics Corp.*	343,000	547,818

United Renewable Energy Co. Ltd.*	40,574	27,386

Vanguard International Semiconductor Corp.	18,000	50,764

Visual Photonics Epitaxy Co. Ltd.	10,000	31,390

ViTrox Corp. Bhd.	4,700	8,419

Wafer Works Corp.	11,511	16,176

Will Semiconductor Co. Ltd. Shanghai, Class A	2,025	26,671

Win Semiconductors Corp.	6,961	37,021

Winbond Electronics Corp.	98,000	82,723

WONIK IPS Co. Ltd.	329	7,485

Wonik QnC Corp.	5,684	103,199

XinTec, Inc.	3,000	9,563

Xinyi Solar Holdings Ltd.	81,343	86,940
		15,206,613

See Accompanying Notes to the Financial Statements.

204	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Software – 0.3%

360 Security Technology, Inc., Class A	5,700	$13,139

Ahnlab, Inc.	190	8,659

AsiaInfo Technologies Ltd.(a)	21,200	38,728

Beijing Kingsoft Office Software, Inc., Class A	611	38,821

Birlasoft Ltd.	9,308	31,045

Cyient Ltd.	4,410	63,585

Dear U Co. Ltd.*	423	12,989

Douzone Bizon Co. Ltd.	873	19,862

Hundsun Technologies, Inc., Class A	4,550	32,443

Iflytek Co. Ltd., Class A	4,700	41,110

Intellect Design Arena Ltd.	4,762	25,947

Kingdee International Software Group Co. Ltd.*	49,000	74,905

KPIT Technologies Ltd.	2,397	26,853

Linklogis, Inc., Class B* (a)	53,000	19,985

Ming Yuan Cloud Group Holdings Ltd.(b)	60,000	30,956

NavInfo Co. Ltd., Class A	4,700	8,032

Oracle Financial Services Software Ltd.	282	12,274

Route Mobile Ltd.	954	14,814

Shanghai Baosight Software Co. Ltd., Class A	3,510	27,358

Shanghai Baosight Software Co. Ltd., Class B	6,909	23,629

Tanla Platforms Ltd.	1,963	16,221

Tata Elxsi Ltd.	637	51,713

TOTVS SA	4,700	24,107

Weimob, Inc.* (a) (b)	87,000	44,553

Yonyou Network Technology Co. Ltd., Class A	4,700	14,660
		716,388

Specialty Retail – 1.5%

Abu Dhabi National Oil Co. for Distribution PJSC	48,412	57,878

Ace Hardware Indonesia Tbk. PT	206,000	6,319

Bermaz Auto Bhd.	56,000	29,001

Investments	Shares	Value

Specialty Retail – (continued)

China Meidong Auto Holdings Ltd.(b)	236,000	$364,978

China Tourism Group Duty Free Corp. Ltd., Class A	2,500	58,089

China Tourism Group Duty Free Corp. Ltd., Class H* (a) (b)	200	4,265

China Yongda Automobiles Services Holdings Ltd.	490,000	328,335

Chow Tai Fook Jewellery Group Ltd.(b)	42,600	85,201

Com7 PCL, NVDR	9,300	6,877

Cuckoo Homesys Co. Ltd.	3,038	57,882

Detsky Mir PJSC* ‡ (a)	258,500	—

Dogan Sirketler Grubu Holding A/S	400,183	176,138

Dogus Otomotiv Servis ve Ticaret A/S	893	5,620

EEKA Fashion Holdings Ltd.	73,500	103,370

Foschini Group Ltd. (The)	6,063	31,393

FSN E-Commerce Ventures Ltd.*	5,978	8,956

Grupo SBF SA	5,300	8,136

Home Product Center PCL, NVDR	78,600	32,225

Hotai Motor Co. Ltd.	6,000	129,007

Hotel Shilla Co. Ltd.	470	28,620

Italtile Ltd.	10,931	7,384

Jarir Marketing Co.	839	36,506

JUMBO SA	3,506	80,896

K Car Co. Ltd.	176	1,882

Lojas Renner SA	16,350	51,767

M.Video PJSC* ‡	31,680	—

Metro Brands Ltd.	1,128	11,930

Motus Holdings Ltd.	64,631	335,814

MR DIY Group M Bhd.(a)	63,600	22,528

Mr Price Group Ltd.	5,194	42,731

Pan German Universal Motors Ltd.	9,000	86,948

Pepkor Holdings Ltd.(a)	25,185	23,348

Pet Center Comercio e Participacoes SA	11,807	14,562

Pop Mart International Group Ltd.(a) (b)	29,400	70,935

PTT Oil & Retail Business PCL, NVDR	52,000	33,806

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	205

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Specialty Retail – (continued)

Shanghai Yuyuan Tourist Mart Group Co. Ltd.	9,400	$10,854

Shinsegae International, Inc.	6,517	95,340

Siam Global House PCL, NVDR	40,564	20,313

Singer Thailand PCL, NVDR	18,700	7,776

Super Group Ltd.	124,578	217,967

Topsports International Holdings Ltd.(a)	99,000	87,903

Truworths International Ltd.	148,519	441,729

United Electronics Co.	1,619	33,065

Via SA*	519,400	191,030

Vibra Energia SA	29,400	77,572

Zhongsheng Group Holdings Ltd.	12,500	53,185
		3,580,061

Technology Hardware, Storage & Peripherals – 4.8%

Acer, Inc.	71,000	69,863

Advantech Co. Ltd.	7,941	95,832

Asia Vital Components Co. Ltd.	8,509	43,593

ASROCK, Inc.	21,000	92,559

Asustek Computer, Inc.	20,000	183,785

AURAS Technology Co. Ltd.	30,000	242,010

Catcher Technology Co. Ltd.	14,000	82,427

Chicony Electronics Co. Ltd.	15,992	50,459

China Greatwall Technology Group Co. Ltd., Class A	5,500	9,209

Clevo Co.	172,000	170,643

Compal Electronics, Inc.	98,000	76,347

CosmoAM&T Co. Ltd.*	303	39,505

Darfon Electronics Corp.	71,000	101,387

Ennoconn Corp.	2,000	16,297

Getac Holdings Corp.	147,000	281,161

Gigabyte Technology Co. Ltd.	18,000	76,702

HTC Corp.*	18,000	33,198

Innodisk Corp.	4,872	47,385

Inventec Corp.	72,000	77,521

Legend Holdings Corp., Class H(a)	210,700	220,097

Lenovo Group Ltd.	196,000	200,247

Lite-On Technology Corp.	72,000	172,140

Micro-Star International Co. Ltd.	21,000	99,390

Investments	Shares	Value

Technology Hardware, Storage & Peripherals – (continued)

Mitac Holdings Corp.	33,600	$31,040

Multilaser Industrial SA	61,100	24,304

Ninestar Corp., Class A	2,900	16,567

Pegatron Corp.	61,000	138,896

Qisda Corp.	56,000	63,027

Quanta Computer, Inc.	82,000	229,123

Samsung Electronics Co. Ltd.	146,216	7,155,669

Samsung Electronics Co. Ltd. (Preference)	23,030	958,436

Shenzhen Transsion Holdings Co. Ltd., Class A	1,316	20,704

Wistron Corp.	75,000	113,442

Wiwynn Corp.	3,000	113,686
		11,346,651

Textiles, Apparel & Luxury Goods – 1.3%

361 Degrees International Ltd.* (b)	343,000	193,131

Aditya Birla Fashion and Retail Ltd.*	6,536	17,782

Aksa Akrilik Kimya Sanayii A/S	2,021	6,822

Alok Industries Ltd.*	23,980	3,692

Alpargatas SA (Preference)*	5,500	8,146

ANTA Sports Products Ltd.	19,600	241,695

Arezzo Industria e Comercio SA	1,748	23,193

Bata India Ltd.	848	15,281

Bosideng International Holdings Ltd.(b)	54,000	26,553

Eclat Textile Co. Ltd.	3,698	58,641

F&F Co. Ltd.	490	51,621

Feng TAY Enterprise Co. Ltd.	10,600	65,684

FF Group* ‡	3,536	—

Fila Holdings Corp.	1,167	31,956

Fuguiniao Group Ltd.* ‡	334,800	—

Fulgent Sun International Holding Co. Ltd.	4,000	16,004

Garware Technical Fibres Ltd.	450	16,044

Golden Solar New Energy Technology Holdings Ltd.* (b)	42,000	39,379

Grendene SA	8,264	13,496

Grupo de Moda Soma SA	4,700	7,892

Handsome Co. Ltd.	3,871	72,162

See Accompanying Notes to the Financial Statements.

206	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Textiles, Apparel & Luxury Goods – (continued)

Hansae Co. Ltd.	7,546	$95,509

Hwaseung Enterprise Co. Ltd.	6,125	36,336

KPR Mill Ltd.	1,754	12,880

Lao Feng Xiang Co. Ltd., Class B	7,400	26,270

Li Ning Co. Ltd.	39,500	281,032

Makalot Industrial Co. Ltd.	4,334	31,368

Mavi Giyim Sanayi ve Ticaret A/S, Class B(a)	26,705	144,041

Page Industries Ltd.	118	58,139

Pou Chen Corp.	63,000	65,065

Rajesh Exports Ltd.	2,600	17,727

Raymond Ltd.	1,316	25,605

Relaxo Footwears Ltd.	987	10,170

Ruentex Industries Ltd.	28,819	54,184

Shenzhou International Group Holdings Ltd.	14,700	140,167

Swan Energy Ltd.	2,940	7,936

Tainan Spinning Co. Ltd.	392,000	215,493

Taiwan Paiho Ltd.	98,000	177,878

Titan Co. Ltd.	6,664	215,128

Trident Ltd.	22,165	8,423

Vaibhav Global Ltd.	2,050	7,893

Vardhman Textiles Ltd.*	39,053	151,609

VIP Industries Ltd.	3,025	21,959

Viva China Holdings Ltd.* (b)	1,176,000	199,248

Vivara Participacoes SA	5,300	22,576

Welspun India Ltd.	7,370	7,889

Xtep International Holdings Ltd.(b)	27,500	31,879

Youngone Corp.	890	29,359

Youngone Holdings Co. Ltd.	1,764	85,274
		3,090,211

Tobacco – 0.3%

British American Tobacco Malaysia Bhd.	400	947

Eastern Co. SAE	27,721	15,610

Godfrey Phillips India Ltd.	490	10,600

Gudang Garam Tbk. PT	14,900	28,896

ITC Ltd.	46,599	242,316

KT&G Corp.	3,254	208,602

RLX Technology, Inc., ADR*	30,870	75,940

Investments	Shares	Value

Tobacco – (continued)

Smoore International Holdings Ltd.(a) (b)	33,000	$38,339
		621,250

Trading Companies & Distributors – 0.4%

Adani Enterprises Ltd.	4,622	108,719

ALAFCO Aviation Lease & Finance Co. KSCP*	3,260	2,022

Armac Locacao Logistica E Servicos SA	5,000	12,123

Barloworld Ltd.	69,237	343,047

BOC Aviation Ltd.(a) (b)	5,100	40,281

Chin Hin Group Bhd.	9,400	9,125

COSCO SHIPPING Development Co. Ltd., Class A	37,600	14,110

COSCO SHIPPING Development Co. Ltd., Class H	62,000	8,293

Hyundai GF Holdings	12,538	39,158

IndiaMart InterMesh Ltd.(a)	517	33,904

LX International Corp.	800	17,483

Posco International Corp.	1,484	29,715

Realord Group Holdings Ltd.* (b)	12,000	8,301

SK Networks Co. Ltd.	46,452	161,735

Xiamen C & D, Inc., Class A	9,400	16,458
		844,474

Transportation Infrastructure – 1.3%

Abu Dhabi Ports Co. PJSC*	13,395	24,988

Adani Ports & Special Economic Zone Ltd.	11,172	93,009

Airports of Thailand PCL*	54,000	115,836

Airports of Thailand PCL, NVDR*	21,700	46,549

Anhui Expressway Co. Ltd., Class H	116,000	118,070

Bangkok Expressway & Metro PCL, NVDR	148,000	38,357

Beijing Capital International Airport Co. Ltd., Class H*	56,000	43,517

CCR SA	19,982	54,200

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	207

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Transportation Infrastructure – (continued)

China Merchants Port Holdings Co. Ltd.	38,410	$56,857

COSCO SHIPPING Ports Ltd.	647,348	424,699

EcoRodovias Infraestrutura e Logistica SA	4,700	5,797

Evergreen International Storage & Transport Corp.	16,000	14,078

GMR Airports Infrastructure Ltd.*	48,418	27,009

Grupo Aeroportuario del Centro Norte SAB de CV	4,700	51,494

Grupo Aeroportuario del Pacifico SAB de CV, Class B	5,736	101,718

Grupo Aeroportuario del Sureste SAB de CV, Class B	3,410	97,551

Guangdong Provincial Expressway Development Co. Ltd., Class B	122,500	94,256

International Container Terminal Services, Inc.	16,170	63,355

Jasa Marga Persero Tbk. PT*	39,723	8,909

Jiangsu Expressway Co. Ltd., Class H	32,000	32,408

Lingkaran Trans Kota Holdings Bhd.	4,700	532

Malaysia Airports Holdings Bhd.	16,800	26,553

National Marine Dredging Co.*	3,341	19,744

Ningbo Zhoushan Port Co. Ltd., Class A	23,500	12,855

Novorossiysk Commercial Sea Port PJSC ‡	189,696	—

Promotora y Operadora de Infraestructura SAB de CV	2,160	22,393

Salik Co. PJSC	24,346	19,824

Santos Brasil Participacoes SA	28,200	47,687

Saudi Ground Services Co.*	4,431	30,539

Shanghai International Airport Co. Ltd., Class A*	3,600	27,903

Shanghai International Port Group Co. Ltd., Class A	56,700	46,894

Investments	Shares	Value

Transportation Infrastructure – (continued)

Shenzhen International Holdings Ltd.	490,000	$440,069

Sociedad Matriz SAAM SA	1,426,733	145,906

Taiwan High Speed Rail Corp.	50,000	50,500

TAV Havalimanlari Holding A/S*	2,961	10,726

Westports Holdings Bhd.	17,500	13,849

Wilson Sons Holdings Brasil SA	63,700	127,327

Zhejiang Expressway Co. Ltd., Class H	514,000	425,611
		2,981,569

Water Utilities – 0.6%

Aguas Andinas SA, Class A	994,491	302,478

Athens Water Supply & Sewage Co. SA	94	654

Beijing Enterprises Water Group Ltd.	132,000	33,463

China Water Affairs Group Ltd.(b)	320,000	256,003

Cia de Saneamento Basico do Estado de Sao Paulo SABESP*	4,900	45,182

Cia de Saneamento de Minas Gerais Copasa MG	70,639	240,600

Cia de Saneamento do Parana*	88,200	334,969

Guangdong Investment Ltd.	98,000	93,632

Manila Water Co., Inc.	37,900	13,152

National Central Cooling Co. PJSC	5,029	4,013
		1,324,146

Wireless Telecommunication Services – 1.0%

Advanced Info Service PCL, NVDR	19,300	120,952

America Movil SAB de CV, Series B	558,700	600,543

Axiata Group Bhd.	77,304	51,819

Bharti Airtel Ltd.	38,514	376,169

Celcomdigi Bhd.	63,700	62,836

Empresa Nacional de Telecomunicaciones SA	47,579	199,159

Etihad Etisalat Co.	7,632	93,602

See Accompanying Notes to the Financial Statements.

208	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Wireless Telecommunication Services – (continued)

Far EasTone Telecommunications Co. Ltd.	30,000	$76,994

Globe Telecom, Inc.	470	14,426

Indosat Tbk. PT	31,800	15,174

Intouch Holdings PCL, NVDR	23,300	51,175

Kuwait Telecommunications Co.	3,699	7,136

Maxis Bhd.	32,900	32,454

Mobile Telecommunications Co. KSCP	30,838	57,277

Mobile Telecommunications Co. Saudi Arabia*	8,508	33,935

Mobile TeleSystems PJSC‡	31,356	—

MTN Group Ltd.	24,549	172,291

PLDT, Inc.	2,735	59,455

Sistema PJSFC* ‡	122,643	—

SK Telecom Co. Ltd.	3,127	111,445

Smartfren Telecom Tbk. PT*	620,400	2,495

Taiwan Mobile Co. Ltd.	30,000	101,000

TIM SA	8,600	24,066

Turkcell Iletisim Hizmetleri A/S	37,864	64,443

Vodacom Group Ltd.(b)	12,005	82,225

Vodafone Idea Ltd.*	97,468	8,278

Vodafone Qatar QSC	105,056	49,411

XL Axiata Tbk. PT	102,900	12,275
		2,481,035
Total Common Stocks (Cost $221,169,708)		234,589,090
	Number of Rights

RIGHTS – 0.0%(d)

Electrical Equipment – 0.0%(d)

Bizlink Holding, Inc., expiring 5/2/2023, price 230.00 TWD* ‡	51	55

Ground Transportation – 0.0%(d)

Localiza Rent a Car SA, expiring 5/11/2023, price 41.15 BRL*	54	185

Investments	Number of Rights	Value

Independent Power and Renewable Electricity Producers – 0.0%(d)

Taiwan Cogeneration Corp., expiring 4/28/2023, price 30.31 TWD* ‡	3,123	$1,848

Xinyi Energy Holdings Ltd., expiring 5/9/2023, price 2.19 HKD* ‡	9,400	—
		1,848

Oil, Gas & Consumable Fuels – 0.0%(d)

3R Petroleum Oleo E Gas SA, expiring 5/19/2023, price 24.45 BRL*	11,545	17,723

Technology Hardware, Storage & Peripherals – 0.0%

Acer, Inc., expiring 6/9/2023, price 13.00 TWD* ‡	31	—
Total Rights (Cost $—)		19,811
	Principal Amount

CORPORATE BONDS – 0.0%(d)

Independent Power and Renewable Electricity Producers – 0.0%(d)

NTPC Ltd.

Series 54, 8.49%, 3/25/2025 (Cost $—)	INR 49,126	6,171
	Number of Warrants

WARRANTS – 0.0%

Banks – 0.0%

Kiatnakin Phatra Bank PCL, expiring 12/31/2024, price 70 THB* ‡ (Cost $—)	1,632	—

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	209

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS – 0.4%(e)

REPURCHASE AGREEMENTS – 0.4%

Citigroup Global Markets, Inc., 4.77%, dated 4/30/2023, due 5/1/2023, repurchase price $996,352, collateralized by various U.S. Treasury Securities, ranging from 2.50% – 4.25%, maturing 8/15/2023 – 12/31/2024; total market value $1,006,410 (Cost $996,220)	$996,220	$996,220
Total Investments – 99.5% (Cost $222,165,928)		235,611,292

Other assets less liabilities – 0.5%		1,182,676
Net Assets – 100.0%		$236,793,968

*	Non-income producing security.

‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

The security or a portion of this security is on loan at April 30, 2023. The total value of securities on loan at April 30, 2023 was $7,865,399, collateralized in the form of cash with a value of $996,220 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $5,899,177 of collateral in the form of U.S. Government Treasury

Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from May 16, 2023 – February 15, 2053 and $1,871,038 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from May 15, 2023 – September 20, 2117; a total value of $8,766,435.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Represents less than 0.05% of net assets.

(e)	The security was purchased with cash collateral held from securities on loan at April 30, 2023. The total value of securities purchased was $996,220.

Percentages shown are based on Net Assets.

Abbreviations

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

OJSC – Open Joint Stock Company

PJSC – Public Joint Stock Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT – Real Estate Investment Trust

SCA – Limited partnership with share capital

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$48,090,381
Aggregate gross unrealized depreciation	(38,873,222)
Net unrealized appreciation	$9,217,159
Federal income tax cost	$226,440,478

See Accompanying Notes to the Financial Statements.

210	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Futures Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following open futures contracts as of April 30, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
MSCI Emerging Markets E-Mini Index	61	06/16/2023	USD	$3,001,810	$48,602

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following outstanding contracts as of April 30, 2023:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	643,447	Toronto-Dominion Bank (The)	HKD	5,036,137	06/21/2023	$504
USD	188,019	JPMorgan Chase Bank NA	KRW*	250,000,000	06/21/2023	667
USD	83,941	Toronto-Dominion Bank (The)	TWD*	2,556,120	06/21/2023	309
Total unrealized appreciation						$1,480
KRW*	118,183,410	Toronto-Dominion Bank (The)	USD	90,190	06/21/2023	$(1,622)
USD	30,566	Goldman Sachs & Co.	BRL*	159,553	06/21/2023	(1,017)
USD	107,250	Toronto-Dominion Bank (The)	INR*	8,848,500	06/21/2023	(603)
USD	25,091	Morgan Stanley	ZAR	470,000	06/21/2023	(495)
Total unrealized depreciation						$(3,737)
Net unrealized depreciation						$(2,257)

* Non-deliverable forward.

Abbreviations:

BRL – Brazilian Real

HKD – Hong Kong Dollar

INR – Indian Rupee

KRW – Korean Won

TWD – Taiwan Dollar

USD – US Dollar

ZAR – South African Rand

FlexShares® Morningstar Emerging Markets Factor Tilt Index invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2023:

Brazil	5.6%
Chile	1.1
China	26.9
Colombia	0.4
Czech Republic	0.2
Egypt	0.4
Greece	0.3
Hungary	0.2
India	11.9

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	211

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Indonesia	2.1%
Kuwait	0.7
Malaysia	2.0
Mexico	2.4
Pakistan	0.4
Peru	0.3
Philippines	0.9
Qatar	0.8
Saudi Arabia	2.3
South Africa	4.0
South Korea	13.9
Taiwan	16.2
Thailand	2.0
Turkey	1.6
United Arab Emirates	1.9
United Kingdom	0.0 †
United States	0.6
Other[1]	0.9
100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	99.1%
Rights	0.0	†
Corporate Bonds	0.0	†
Warrants	—
Securities Lending Reinvestments	0.4
Others(1)	0.5
	100.0%

†	Amount represents less than 0.05%.
(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

212	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® US Quality Large Cap Index Fund

April 30, 2023 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 99.1%

Aerospace & Defense – 1.0%

General Dynamics Corp.	1,430	$312,226

Lockheed Martin Corp.	1,980	919,611

Textron, Inc.	440	29,454
		1,261,291

Air Freight & Logistics – 1.6%

Expeditors International of Washington, Inc.	5,830	663,687

United Parcel Service, Inc., Class B	7,260	1,305,421
		1,969,108

Automobiles – 1.1%

Tesla, Inc.* (a)	8,140	1,337,483

Banks – 3.2%

Bank of America Corp.	24,750	724,680

Citigroup, Inc.	27,940	1,315,136

Citizens Financial Group, Inc.	5,830	180,380

JPMorgan Chase & Co.	770	106,445

Wells Fargo & Co.	43,560	1,731,510
		4,058,151

Biotechnology – 2.4%

AbbVie, Inc.	1,980	299,218

Amgen, Inc.	7,040	1,687,770

Biogen, Inc.*	110	33,465

Gilead Sciences, Inc.	3,190	262,250

Moderna, Inc.*	1,980	263,122

Regeneron Pharmaceuticals, Inc.*	170	136,304

Vertex Pharmaceuticals, Inc.*	880	299,842
		2,981,971

Broadline Retail – 1.9%

Amazon.com, Inc.*	15,840	1,670,328

eBay, Inc.	14,190	658,842

Etsy, Inc.* (a)	880	88,906

MercadoLibre, Inc.*	28	35,770
		2,453,846

Investments	Shares	Value

Building Products – 0.2%

Masco Corp.	5,500	$294,305

Capital Markets – 1.8%

Ameriprise Financial, Inc.	440	134,253

Bank of New York Mellon Corp. (The)	14,850	632,461

Goldman Sachs Group, Inc. (The)	770	264,449

Morgan Stanley	9,240	831,323

State Street Corp.	4,840	349,738
		2,212,224

Chemicals – 0.9%

CF Industries Holdings, Inc.	3,190	228,340

Dow, Inc.	12,430	676,192

LyondellBasell Industries NV, Class A	2,420	228,956

Mosaic Co. (The)	1,430	61,276
		1,194,764

Communications Equipment – 1.5%

Cisco Systems, Inc.	39,710	1,876,298

Consumer Finance – 1.5%

Ally Financial, Inc.	6,490	171,206

Capital One Financial Corp.	6,710	652,883

Discover Financial Services	6,270	648,757

Synchrony Financial	15,840	467,438
		1,940,284

Consumer Staples Distribution & Retail – 0.6%

Kroger Co. (The)	14,740	716,806

Distributors – 0.1%

Genuine Parts Co.	440	74,056

LKQ Corp.	990	57,153
		131,209

Diversified Telecommunication Services – 1.2%

AT&T, Inc.	68,530	1,210,925

Lumen Technologies, Inc.	102,630	243,233
		1,454,158

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	213

FlexShares® US Quality Large Cap Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electric Utilities – 2.6%

Evergy, Inc.	8,690	$539,736

Exelon Corp.	17,490	742,276

PPL Corp.	24,530	704,502

Southern Co. (The)	17,270	1,270,208
		3,256,722

Electrical Equipment – 0.3%

Emerson Electric Co.	1,320	109,903

Hubbell, Inc.	990	266,627
		376,530

Entertainment – 0.9%

Activision Blizzard, Inc.*	8,470	658,204

Electronic Arts, Inc.	3,190	406,023

Liberty Media Corp–Liberty Formula One, Class C*	660	47,645
		1,111,872

Financial Services – 5.3%

Berkshire Hathaway, Inc., Class B*	9,130	2,999,661

Equitable Holdings, Inc.	13,200	343,068

Jack Henry & Associates, Inc.(a)	1,320	215,609

Mastercard, Inc., Class A	1,540	585,246

PayPal Holdings, Inc.*	3,630	275,880

Visa, Inc., Class A(a)	9,460	2,201,626
		6,621,090

Food Products – 1.4%

Campbell Soup Co.	6,160	334,488

General Mills, Inc.	10,120	896,936

Hershey Co. (The)	1,430	390,476

Kraft Heinz Co. (The)	2,090	82,074
		1,703,974

Ground Transportation – 0.5%

Old Dominion Freight Line, Inc.	1,870	599,129

Health Care Equipment & Supplies – 0.9%

Abbott Laboratories	2,090	230,882

Hologic, Inc.*	4,620	397,366

Investments	Shares	Value

Health Care Equipment & Supplies – (continued)

IDEXX Laboratories, Inc.*	990	$487,239
		1,115,487

Health Care Providers & Services – 4.1%

Cardinal Health, Inc.	4,620	379,302

Centene Corp.*	1,320	90,988

Cigna Group (The)	2,530	640,824

CVS Health Corp.	8,030	588,679

Elevance Health, Inc.	550	257,757

HCA Healthcare, Inc.	880	252,850

Laboratory Corp. of America Holdings	2,530	573,576

McKesson Corp.	2,420	881,461

Quest Diagnostics, Inc.	2,200	305,382

UnitedHealth Group, Inc.	2,530	1,244,988
		5,215,807

Health Care REITs – 0.1%

Healthpeak Properties, Inc., REIT	6,270	137,752

Hotel & Resort REITs – 0.5%

Host Hotels & Resorts, Inc., REIT	36,520	590,528

Hotels, Restaurants & Leisure – 1.5%

Airbnb, Inc., Class A* (a)	2,970	355,420

Booking Holdings, Inc.*	246	660,832

Carnival Corp.* (a)	19,910	183,371

DraftKings, Inc., Class A* (a)	8,690	190,398

Expedia Group, Inc.*	660	62,014

Yum! Brands, Inc.	2,860	402,059
		1,854,094

Household Durables – 1.1%

Lennar Corp., Class A	5,390	608,046

NVR, Inc.*	132	770,880
		1,378,926

Household Products – 2.1%

Colgate-Palmolive Co.	6,270	500,346

Procter & Gamble Co. (The)	13,530	2,115,821
		2,616,167

See Accompanying Notes to the Financial Statements.

214	FLEXSHARES SEMIANNUAL REPORT

FlexShares® US Quality Large Cap Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Independent Power and Renewable Electricity Producers – 0.6%

AES Corp. (The)	24,090	$569,969

Vistra Corp.	5,940	141,729
		711,698

Industrial Conglomerates – 0.2%

3M Co.	1,760	186,947

General Electric Co.	880	87,094
		274,041

Insurance – 2.6%

Aflac, Inc.	11,220	783,717

Allstate Corp. (The)	5,280	611,213

American International Group, Inc.	13,090	694,294

Arch Capital Group Ltd.*	880	66,061

MetLife, Inc.	11,770	721,854

Prudential Financial, Inc.	3,850	334,950
		3,212,089

Interactive Media & Services – 6.9%

Alphabet, Inc., Class A*	33,000	3,542,220

Alphabet, Inc., Class C*	31,020	3,356,984

Meta Platforms, Inc., Class A*	7,480	1,797,594

Pinterest, Inc., Class A*	2,420	55,660
		8,752,458

IT Services – 1.8%

Accenture plc, Class A	3,850	1,079,117

Amdocs Ltd.	440	40,150

Cognizant Technology Solutions Corp., Class A	8,250	492,607

Gartner, Inc.*	1,980	598,871
		2,210,745

Life Sciences Tools & Services – 1.1%

Bio-Rad Laboratories, Inc., Class A*	110	49,587

Danaher Corp.	440	104,241

Mettler-Toledo International, Inc.*	484	721,886

Waters Corp.*	1,870	561,673
		1,437,387

Investments	Shares	Value

Machinery – 1.3%

Caterpillar, Inc.	1,650	$361,020

Illinois Tool Works, Inc.(a)	5,170	1,250,830

Snap-on, Inc.	220	57,070
		1,668,920

Media – 1.6%

Comcast Corp., Class A	17,600	728,112

Fox Corp., Class A(a)	1,210	40,245

Interpublic Group of Cos., Inc. (The)	17,820	636,709

Omnicom Group, Inc.	7,150	647,575
		2,052,641

Metals & Mining – 1.2%

Freeport-McMoRan, Inc.	10,560	400,330

Nucor Corp.	3,410	505,294

Steel Dynamics, Inc.	5,610	583,159
		1,488,783

Multi-Utilities – 0.5%

Public Service Enterprise Group, Inc.(a)	10,670	674,344

Oil, Gas & Consumable Fuels – 3.3%

Antero Resources Corp.*	7,370	169,436

Exxon Mobil Corp.	6,490	768,026

Marathon Oil Corp.	24,860	600,618

Marathon Petroleum Corp.	9,130	1,113,860

Occidental Petroleum Corp.(a)	15,840	974,635

Valero Energy Corp.	4,180	479,321
		4,105,896

Pharmaceuticals – 5.8%

Bristol-Myers Squibb Co.	15,950	1,064,982

Eli Lilly & Co.	4,620	1,828,873

Johnson & Johnson	17,490	2,863,113

Merck & Co., Inc.	1,320	152,420

Pfizer, Inc.	36,740	1,428,819
		7,338,207

Professional Services – 0.3%

Automatic Data Processing, Inc.	330	72,600

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	215

FlexShares® US Quality Large Cap Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Professional Services – (continued)

Booz Allen Hamilton Holding Corp.	1,100	$105,292

Leidos Holdings, Inc.	440	41,034

Paychex, Inc.	1,980	217,523
		436,449

Real Estate Management & Development – 0.5%

CBRE Group, Inc., Class A*	8,140	624,012

Residential REITs – 0.0%(b)

Mid–America Apartment Communities, Inc., REIT	220	33,836

Retail REITs – 0.1%

Regency Centers Corp., REIT	550	33,787

Simon Property Group, Inc., REIT	770	87,256
		121,043

Semiconductors & Semiconductor Equipment – 6.7%

Analog Devices, Inc.	2,420	435,310

Applied Materials, Inc.	5,940	671,398

Broadcom, Inc.	1,650	1,033,725

KLA Corp.	1,760	680,310

Lam Research Corp.	1,870	980,030

Microchip Technology, Inc.	9,460	690,485

NVIDIA Corp.	6,050	1,678,815

QUALCOMM, Inc.	3,630	423,984

Texas Instruments, Inc.	11,330	1,894,376
		8,488,433

Software – 9.5%

Adobe, Inc.*	2,970	1,121,353

Autodesk, Inc.*	110	21,427

Cadence Design Systems, Inc.*	330	69,118

Check Point Software Technologies Ltd.*	5,390	686,470

Fair Isaac Corp.*	660	480,447

Fortinet, Inc.*	9,570	603,389

Intuit, Inc.	2,860	1,269,697

Microsoft Corp.	20,460	6,286,540

Oracle Corp.	13,640	1,291,981

Investments	Shares	Value

Software – (continued)

Roper Technologies, Inc.	110	$50,026

Zoom Video Communications, Inc., Class A* (a)	1,210	74,330
		11,954,778

Specialized REITs – 1.6%

Iron Mountain, Inc., REIT	12,430	686,634

Public Storage, REIT	2,640	778,351

Weyerhaeuser Co., REIT	20,020	598,798
		2,063,783

Specialty Retail – 2.8%

AutoZone, Inc.*	330	878,892

Best Buy Co., Inc.	3,850	286,902

Chewy, Inc., Class A* (a)	1,100	34,111

Home Depot, Inc. (The)	3,520	1,057,901

Lowe’s Cos., Inc.	4,070	845,868

O’Reilly Automotive, Inc.*	330	302,712

Ulta Beauty, Inc.*	330	181,972
		3,588,358

Technology Hardware, Storage & Peripherals – 8.7%

Apple, Inc.	63,800	10,825,584

NetApp, Inc.	990	62,261

Seagate Technology Holdings plc(a)	770	45,253
		10,933,098

Tobacco – 0.8%

Altria Group, Inc.	4,620	219,496

Philip Morris International, Inc.	8,360	835,749
		1,055,245

Trading Companies & Distributors – 0.9%

United Rentals, Inc.	1,100	397,221

WW Grainger, Inc.	1,100	765,127
		1,162,348
Total Common Stocks (Cost $120,638,390)		124,848,568

See Accompanying Notes to the Financial Statements.

216	FLEXSHARES SEMIANNUAL REPORT

FlexShares® US Quality Large Cap Index Fund (cont.)

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS – 0.1%(c)

REPURCHASE AGREEMENTS – 0.1%

Citigroup Global Markets, Inc., 4.77%, dated 4/30/2023, due 5/1/2023, repurchase price $70,941, collateralized by various U.S. Treasury Securities, ranging from 2.50% – 4.25%, maturing 8/15/2023 – 12/31/2024; total market value $71,658 (Cost $70,932)	$70,932	$70,932
Total Investments – 99.2% (Cost $120,709,322)		124,919,500

Other assets less liabilities – 0.8%		1,053,376
NET ASSETS – 100.0%		$125,972,876

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at April 30, 2023. The total value of securities on loan at April 30, 2023 was $5,096,374, collateralized in the form of cash with a value of $70,932 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $5,076,893 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from May 31, 2023 – November 15, 2052; a total value of $5,147,825.

(b)	Represents less than 0.05% of net assets.

(c)	The security was purchased with cash collateral held from securities on loan at April 30, 2023. The total value of securities purchased was $70,932.

Percentages shown are based on Net Assets.

Abbreviations

REIT – Real Estate Investment Trust

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,944,524
Aggregate gross unrealized depreciation	(7,706,575)
Net unrealized appreciation	$4,237,949
Federal income tax cost	$120,749,676

Futures Contracts

FlexShares® US Quality Large Cap Index Fund had the following open futures contracts as of April 30, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
S&P 500 E-Mini Index	4	06/16/2023	USD	$837,700	$59,125
S&P 500 Micro E-Mini Index	14	06/16/2023	USD	293,195	9,000
					$68,125

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD – US Dollar

Security Type	% of Net Assets
Common Stocks	99.1%
Securities Lending Reinvestments	0.1
Others(1)	0.8
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	217

Schedule of Investments

FlexShares® STOXX® US ESG Select Index Fund

April 30, 2023 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 98.9%

Air Freight & Logistics – 0.2%

FedEx Corp.	1,656	$377,204

Automobile Components – 0.0%(a)

BorgWarner, Inc.	1,656	79,703

Automobiles – 1.7%

General Motors Co.	15,249	503,827

Tesla, Inc.*	14,904	2,448,876
		2,952,703

Banks – 4.8%

Bank of America Corp.	63,549	1,860,715

Citigroup, Inc.	21,045	990,588

Fifth Third Bancorp	5,796	151,856

Huntington Bancshares, Inc.(b)	12,006	134,467

JPMorgan Chase & Co.	31,809	4,397,276

KeyCorp	9,315	104,887

Regions Financial Corp.	7,866	143,633

US Bancorp	16,836	577,138
		8,360,560

Beverages – 1.2%

Coca–Cola Co. (The)	28,083	1,801,524

Keurig Dr Pepper, Inc.	6,555	214,349
		2,015,873

Biotechnology – 1.1%

Amgen, Inc.	1,932	463,178

Biogen, Inc.*	552	167,935

Gilead Sciences, Inc.	6,762	555,904

Vertex Pharmaceuticals, Inc.*	2,277	775,842
		1,962,859

Broadline Retail – 5.2%

Amazon.com, Inc.*	83,007	8,753,088

eBay, Inc.	5,037	233,868

Etsy, Inc.*	1,380	139,421
		9,126,377

Building Products – 0.3%

Trane Technologies plc	2,484	461,552

Investments	Shares	Value

Capital Markets – 3.4%

Bank of New York Mellon Corp. (The)	5,382	$229,219

BlackRock, Inc.	1,587	1,065,194

Blackstone, Inc., Class A	2,415	215,732

Goldman Sachs Group, Inc. (The)	3,657	1,255,960

Moody’s Corp.	1,173	367,290

Morgan Stanley	11,799	1,061,556

MSCI, Inc.	621	299,602

Nasdaq, Inc.	3,519	194,847

Northern Trust Corp.(c)	1,035	80,896

S&P Global, Inc.	2,967	1,075,775

State Street Corp.	2,001	144,592
		5,990,663

Chemicals – 0.7%

Corteva, Inc.	2,553	156,039

DuPont de Nemours, Inc.	2,622	182,806

Ecolab, Inc.	2,553	428,496

PPG Industries, Inc.	828	116,135

Sherwin–Williams Co. (The)	1,242	295,025
		1,178,501

Commercial Services & Supplies – 0.3%

Cintas Corp.	966	440,274

Communications Equipment – 1.0%

Cisco Systems, Inc.	36,984	1,747,494

Construction & Engineering – 0.1%

AECOM	1,242	103,148

Consumer Finance – 0.1%

Capital One Financial Corp.	2,691	261,834

Consumer Staples Distribution & Retail – 2.8%

Costco Wholesale Corp.	2,415	1,215,276

Dollar Tree, Inc.*	1,173	180,302

Kroger Co. (The)	5,865	285,215

Target Corp.	4,140	653,085

Walgreens Boots Alliance, Inc.(b)	7,935	279,709

Walmart, Inc.	15,456	2,333,392
		4,946,979

See Accompanying Notes to the Financial Statements.

218	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® US ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Containers & Packaging – 0.2%

Amcor plc	15,111	$165,768

Ball Corp.(b)	3,519	187,140

Westrock Co.	1,449	43,369
		396,277

Distributors – 0.1%

LKQ Corp.	1,518	87,634

Diversified Telecommunication Services – 0.9%

AT&T, Inc.	25,806	455,992

Verizon Communications, Inc.	30,498	1,184,237
		1,640,229

Electric Utilities – 0.0%(a)

Entergy Corp.	759	81,653

Electrical Equipment – 0.2%

Emerson Electric Co.	2,070	172,348

Rockwell Automation, Inc.(b)	621	175,998
		348,346

Electronic Equipment, Instruments & Components – 0.2%

Corning, Inc.	4,209	139,823

Keysight Technologies, Inc.*	1,242	179,643

Trimble, Inc.*	1,104	51,999

Zebra Technologies Corp., Class A*	207	59,622
		431,087

Energy Equipment & Services – 0.5%

Baker Hughes Co.	5,589	163,423

Schlumberger NV	15,249	752,538
		915,961

Entertainment – 1.1%

Activision Blizzard, Inc.*	2,553	198,394

Walt Disney Co. (The)*	16,560	1,697,400
		1,895,794

Financial Services – 5.6%

Apollo Global Management, Inc.	4,899	310,547

Berkshire Hathaway, Inc., Class B*	14,076	4,624,670

Fidelity National Information Services, Inc.	3,036	178,274

Mastercard, Inc., Class A	3,036	1,153,771

Investments	Shares	Value

Financial Services – (continued)

PayPal Holdings, Inc.*	10,350	$786,600

Visa, Inc., Class A(b)	11,730	2,729,923
		9,783,785

Food Products – 0.7%

Darling Ingredients, Inc.*	1,173	69,876

General Mills, Inc.	5,244	464,776

Hershey Co. (The)	1,311	357,982

Hormel Foods Corp.	1,242	50,226

J M Smucker Co. (The)	414	63,926

Kellogg Co.	2,346	163,680

McCormick & Co., Inc. (Non-Voting)	1,380	121,233
		1,291,699

Ground Transportation – 0.7%

Uber Technologies, Inc.*	18,009	559,179

Union Pacific Corp.	3,381	661,662
		1,220,841

Health Care Equipment & Supplies – 3.2%

Baxter International, Inc.	3,726	177,656

Becton Dickinson & Co.	2,001	528,884

Boston Scientific Corp.*	7,935	413,572

Cooper Cos., Inc. (The)	276	105,280

Dexcom, Inc.*	2,070	251,174

Edwards Lifesciences Corp.*	5,589	491,720

Hologic, Inc.*	2,346	201,780

IDEXX Laboratories, Inc.*	414	203,754

Intuitive Surgical, Inc.*	3,174	956,072

Medtronic plc	9,591	872,301

Stryker Corp.(b)	3,864	1,157,848

Zimmer Biomet Holdings, Inc.	1,518	210,152
		5,570,193

Health Care Providers & Services – 3.1%

Cardinal Health, Inc.	2,415	198,272

Centene Corp.*	2,070	142,685

Cigna Group (The)	2,208	559,264

CVS Health Corp.	6,969	510,897

Elevance Health, Inc.	2,553	1,196,464

Humana, Inc.	483	256,227

Quest Diagnostics, Inc.	552	76,623

UnitedHealth Group, Inc.	5,037	2,478,657
		5,419,089

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	219

FlexShares® STOXX® US ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Health Care REITs – 0.4%

Healthpeak Properties, Inc., REIT	6,279	$137,950

Ventas, Inc., REIT	3,795	182,350

Welltower, Inc., REIT(b)	5,175	409,963
		730,263

Hotels, Restaurants & Leisure – 2.9%

Booking Holdings, Inc.*	345	926,777

Caesars Entertainment, Inc.*	1,587	71,875

Carnival Corp.* (b)	6,348	58,465

Chipotle Mexican Grill, Inc.*	138	285,332

Domino’s Pizza, Inc.	276	87,622

Hilton Worldwide Holdings, Inc.	2,484	357,746

Las Vegas Sands Corp.*	1,380	88,113

Marriott International, Inc., Class A	1,518	257,058

McDonald’s Corp.	3,933	1,163,185

MGM Resorts International	2,484	111,581

Royal Caribbean Cruises Ltd.*	690	45,147

Starbucks Corp.	8,280	946,321

Yum China Holdings, Inc.	3,036	185,742

Yum! Brands, Inc.	3,036	426,801
		5,011,765

Household Products – 2.1%

Clorox Co. (The)	1,104	182,845

Colgate-Palmolive Co.	5,934	473,533

Kimberly-Clark Corp.	2,415	349,909

Procter & Gamble Co. (The)	17,043	2,665,184
		3,671,471

Independent Power and Renewable Electricity Producers – 0.1%

AES Corp. (The)	4,899	115,910

Industrial Conglomerates – 0.3%

3M Co.	5,037	535,030

Industrial REITs – 0.2%

Prologis, Inc., REIT	3,243	406,186

Insurance – 2.2%

Aflac, Inc.	6,072	424,129

Allstate Corp. (The)	1,380	159,749

American International Group, Inc.	2,484	131,751

Investments	Shares	Value

Insurance – (continued)

Aon plc, Class A	1,035	$336,561

Arch Capital Group Ltd.*	1,449	108,776

Chubb Ltd.	2,277	458,952

Hartford Financial Services Group, Inc. (The)	2,967	210,627

Marsh & McLennan Cos., Inc.	2,691	484,891

MetLife, Inc.	5,865	359,701

Principal Financial Group, Inc.	2,553	190,684

Progressive Corp. (The)	3,243	442,345

Travelers Cos., Inc. (The)	1,725	312,467

Willis Towers Watson plc	966	223,726
		3,844,359

Interactive Media & Services – 4.8%

Alphabet, Inc., Class C*	22,011	2,382,031

Meta Platforms, Inc., Class A*	24,426	5,870,056

Snap, Inc., Class A* (b)	11,454	99,764
		8,351,851

IT Services – 2.2%

Accenture plc, Class A	7,107	1,992,021

Akamai Technologies, Inc.*	1,518	124,431

Cognizant Technology Solutions Corp., Class A	5,727	341,959

Gartner, Inc.*	690	208,697

International Business Machines Corp.	9,798	1,238,565
		3,905,673

Life Sciences Tools & Services – 1.0%

Agilent Technologies, Inc.	1,587	214,927

Avantor, Inc.*	2,484	48,388

Bio-Rad Laboratories, Inc., Class A*	138	62,209

Charles River Laboratories International, Inc.*	276	52,473

Danaher Corp.	3,726	882,727

Illumina, Inc.*	1,104	226,938

Mettler-Toledo International, Inc.*	69	102,914

PerkinElmer, Inc.	483	63,027

West Pharmaceutical Services, Inc.	414	149,553
		1,803,156

See Accompanying Notes to the Financial Statements.

220	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® US ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Machinery – 1.5%

Caterpillar, Inc.	2,829	$618,985

Cummins, Inc.	1,242	291,920

Deere & Co.	1,587	599,918

Dover Corp.	1,035	151,276

Fortive Corp.	3,864	243,780

Ingersoll Rand, Inc.	1,656	94,425

Nordson Corp.	483	104,478

Otis Worldwide Corp.	2,898	247,199

Stanley Black & Decker, Inc.	1,449	125,107

Toro Co. (The)	759	79,133

Xylem, Inc.(b)	897	93,144
		2,649,365

Media – 0.7%

Comcast Corp., Class A	22,977	950,558

Interpublic Group of Cos., Inc. (The)	3,174	113,407

Omnicom Group, Inc.	1,794	162,483

Paramount Global, Class B(b)	2,898	67,610
		1,294,058

Metals & Mining – 0.6%

Alcoa Corp.	414	15,376

Freeport-McMoRan, Inc.	10,419	394,985

Newmont Corp.	7,245	343,413

Nucor Corp.(b)	2,346	347,630
		1,101,404

Mortgage Real Estate Investment Trusts (REITs) – 0.0%(a)

Annaly Capital Management, Inc.(b)	2,070	41,359

Multi-Utilities – 0.1%

CMS Energy Corp.	1,173	73,031

Public Service Enterprise Group, Inc.(b)	1,656	104,659
		177,690

Office REITs – 0.0%(a)

Boston Properties, Inc., REIT	828	44,182

Oil, Gas & Consumable Fuels – 5.7%

APA Corp.(b)	1,449	53,396

Chevron Corp.	19,251	3,245,334

ConocoPhillips	4,554	468,561

Devon Energy Corp.	2,415	129,033

Investments	Shares	Value

Oil, Gas & Consumable Fuels – (continued)

Exxon Mobil Corp.(b)	44,505	$5,266,722

Marathon Oil Corp.	5,865	141,698

Phillips 66	5,037	498,663

Valero Energy Corp.	1,449	166,157
		9,969,564

Passenger Airlines – 0.1%

American Airlines Group, Inc.* (b)	2,760	37,647

Southwest Airlines Co.	1,794	54,340
		91,987

Personal Care Products – 0.3%

Estee Lauder Cos., Inc. (The), Class A	2,070	510,710

Pharmaceuticals – 8.3%

Bristol-Myers Squibb Co.	23,046	1,538,781

Eli Lilly & Co.	6,141	2,430,976

Johnson & Johnson	28,221	4,619,778

Merck & Co., Inc.	27,393	3,163,070

Pfizer, Inc.	50,646	1,969,623

Zoetis, Inc.	4,209	739,858
		14,462,086

Professional Services – 0.7%

Automatic Data Processing, Inc.	3,726	819,720

Broadridge Financial Solutions, Inc.	621	90,299

Verisk Analytics, Inc.	1,380	267,872
		1,177,891

Real Estate Management & Development – 0.2%

CBRE Group, Inc., Class A*	3,450	264,477

Residential REITs – 0.2%

Camden Property Trust, REIT	483	53,154

Equity Residential, REIT	2,001	126,563

Essex Property Trust, Inc., REIT	345	75,807

Sun Communities, Inc., REIT	828	115,034
		370,558

Retail REITs – 0.3%

Realty Income Corp., REIT	6,624	416,252

Simon Property Group, Inc., REIT	1,104	125,105
		541,357

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	221

FlexShares® STOXX® US ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Semiconductors & Semiconductor Equipment – 5.0%

Advanced Micro Devices, Inc.*	5,727	$511,822

Applied Materials, Inc.	7,659	865,697

Intel Corp.	37,674	1,170,155

KLA Corp.	759	293,384

Lam Research Corp.	966	506,261

Microchip Technology, Inc.	2,070	151,089

Micron Technology, Inc.	11,937	768,265

NVIDIA Corp.	8,832	2,450,792

Qorvo, Inc.*	414	38,121

QUALCOMM, Inc.	6,003	701,150

Skyworks Solutions, Inc.	621	65,764

SolarEdge Technologies, Inc.* (b)	207	59,125

Teradyne, Inc.(b)	483	44,137

Texas Instruments, Inc.	6,555	1,095,996

Wolfspeed, Inc.* (b)	276	12,848
		8,734,606

Software – 9.5%

Adobe, Inc.*	4,968	1,875,718

Autodesk, Inc.*	2,346	456,977

Cadence Design Systems, Inc.*	966	202,329

Check Point Software Technologies Ltd.*	345	43,939

Crowdstrike Holdings, Inc., Class A*	759	91,118

DocuSign, Inc.*	1,311	64,816

Fortinet, Inc.*	4,692	295,830

Gen Digital, Inc.	5,727	101,196

Intuit, Inc.	2,001	888,344

Microsoft Corp.	32,016	9,837,236

Oracle Corp.	5,658	535,926

Palo Alto Networks, Inc.*	2,208	402,872

Salesforce, Inc.*	5,451	1,081,315

ServiceNow, Inc.*	690	317,000

Splunk, Inc.*	1,104	95,209

Synopsys, Inc.*	1,104	409,937
		16,699,762

Specialized REITs – 0.5%

American Tower Corp., REIT	2,484	507,705

Digital Realty Trust, Inc., REIT	1,104	109,462

Iron Mountain, Inc., REIT	1,656	91,477

Weyerhaeuser Co., REIT	7,590	227,017
		935,661

Investments	Shares	Value

Specialty Retail – 2.5%

AutoZone, Inc.*	138	$367,537

Best Buy Co., Inc.	2,208	164,540

Burlington Stores, Inc.*	483	93,127

Home Depot, Inc. (The)	3,657	1,099,075

Lowe’s Cos., Inc.	4,347	903,437

Ross Stores, Inc.	3,726	397,676

TJX Cos., Inc. (The)	10,281	810,349

Tractor Supply Co.(b)	1,173	279,643

Ulta Beauty, Inc.*	207	114,146

Williams–Sonoma, Inc.(b)	759	91,869
		4,321,399

Technology Hardware, Storage & Peripherals – 5.6%

Apple, Inc.	53,682	9,108,762

Hewlett Packard Enterprise Co.	10,764	154,140

HP, Inc.	9,867	293,149

NetApp, Inc.(b)	1,380	86,788

Western Digital Corp.*	3,174	109,313
		9,752,152

Textiles, Apparel & Luxury Goods – 1.0%

Lululemon Athletica, Inc.*	1,311	498,088

NIKE, Inc., Class B	9,039	1,145,422

VF Corp.	2,829	66,510
		1,710,020

Trading Companies & Distributors – 0.4%

Ferguson plc	2,277	320,647

United Rentals, Inc.	276	99,666

WW Grainger, Inc.	345	239,972
		660,285

Water Utilities – 0.1%

American Water Works Co., Inc.	1,242	184,126

Essential Utilities, Inc.	1,035	44,195
		228,321
Total Common Stocks (Cost $161,545,532)		173,202,870

See Accompanying Notes to the Financial Statements.

222	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® US ESG Select Index Fund (cont.)

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS – 0.1%(d)

REPURCHASE AGREEMENTS – 0.1%

Citigroup Global Markets, Inc., 4.77%, dated 4/30/2023, due 5/1/2023, repurchase price $99,761, collateralized by various U.S. Treasury Securities, ranging from 2.50% – 4.25%, maturing 8/15/2023 – 12/31/2024; total market value $100,768 (Cost $99,747)	$99,747	$99,747
Total Investments – 99.0% (Cost $161,645,279)		173,302,617

Other assets less liabilities – 1.0%		1,695,501
NET ASSETS – 100.0%		$174,998,118

*	Non-income producing security.

(a)	Represents less than 0.05% of net assets.

(b)	The security or a portion of this security is on loan at April 30, 2023. The total value of securities on loan at April 30, 2023 was $10,968,837, collateralized in the form of cash with a value of
$99,747 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $10,971,408 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from May 16, 2023 – February 15, 2053 and $102,136 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 5.75%, and maturity dates ranging from May 25, 2023 – October 22, 2071; a total value of $11,173,291.

(c)	Investment in affiliated company. Northern Trust Investments, Inc., the Investment Adviser of the Fund, is a subsidiary of Northern Trust Corporation.

(d)	The security was purchased with cash collateral held from securities on loan at April 30, 2023. The total value of securities purchased was $99,747.

Percentages shown are based on Net Assets.

Abbreviations

REIT – Real Estate Investment Trust

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,381,604
Aggregate gross unrealized depreciation	(9,618,127)
Net unrealized appreciation	$11,763,477
Federal income tax cost	$161,640,887

Investment in a company which was affiliated for the period ended April 30, 2023, was as follows:

Security	Value October 31, 2022	Purchases at Cost	Sales Proceeds	Shares April 30, 2023	Value April 30, 2023	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Loss
Northern Trust Corp.	$—	$145,507	$52,797	1,035	$80,896	$(9,050)	$1,208	$(2,764)

Futures Contracts

FlexShares® STOXX® US ESG Select Index Fund had the following open futures contracts as of April 30, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
S&P 500 E-Mini Index	8	06/16/2023	USD	$1,675,400	$101,747

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	223

FlexShares® STOXX® US ESG Select Index Fund (cont.)

Abbreviations:

USD – US Dollar

Security Type	% of Net Assets
Common Stocks	98.9%
Securities Lending Reinvestments	0.1
Others(1)	1.0
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

224	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® STOXX® Global ESG Select Index Fund

April 30, 2023 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 98.9%

Air Freight & Logistics – 0.3%

Deutsche Post AG (Registered)	2,599	$124,872

DSV A/S	943	177,459

FedEx Corp.	736	167,646

International Distributions Services plc	2,300	7,320
		477,297

Automobile Components – 0.4%

Aisin Corp.	2,300	67,143

BorgWarner, Inc.	690	33,210

Bridgestone Corp.	4,600	183,709

Cie Generale des Etablissements Michelin SCA	4,002	127,377

Continental AG	552	38,649

Denso Corp.	2,300	137,681

Faurecia SE*	989	20,472

Sumitomo Electric Industries Ltd.	2,300	29,120

Valeo	575	11,214
		648,575

Automobiles – 1.8%

Bayerische Motoren Werke AG	2,116	236,970

Ferrari NV	506	140,941

General Motors Co.	9,384	310,047

Honda Motor Co. Ltd.	9,200	242,424

Mazda Motor Corp.	2,300	20,506

Mercedes-Benz Group AG	5,083	396,069

Mitsubishi Motors Corp.*	4,600	17,398

Nissan Motor Co. Ltd.	13,800	49,883

Renault SA*	1,058	39,281

Stellantis NV	12,673	209,865

Subaru Corp.	2,300	37,076

Suzuki Motor Corp.	2,300	79,372

Toyota Motor Corp.	55,200	752,810

Volkswagen AG (Preference)	1,058	144,462

Yamaha Motor Co. Ltd.	2,300	59,120
		2,736,224

Banks – 8.5%

AIB Group plc	8,786	37,810

Investments	Shares	Value

Banks – (continued)

ANZ Group Holdings Ltd.	14,973	$240,941

Banco Bilbao Vizcaya Argentaria SA	32,775	240,621

Banco BPM SpA	9,729	39,580

Banco de Sabadell SA	21,781	22,719

Banco Santander SA(a)	106,950	376,239

Bank of America Corp.	21,413	626,973

Bank of Ireland Group plc	7,222	74,708

Bank of Montreal	2,553	229,889

Bank of Nova Scotia (The)	4,232	211,023

Bank of Queensland Ltd.(a)	3,772	14,458

Bank Polska Kasa Opieki SA	1,196	27,664

Barclays plc	69,828	140,322

BAWAG Group AG(b)	506	24,669

BNP Paribas SA	6,302	407,634

BPER Banca	2,944	8,272

Canadian Imperial Bank of Commerce	3,726	156,040

Citigroup, Inc.	14,582	686,375

Close Brothers Group plc(a)	391	4,462

Commerzbank AG*	3,289	36,547

Commonwealth Bank of Australia(a)	11,086	727,929

Danske Bank A/S*	3,887	82,072

DBS Group Holdings Ltd.	6,900	169,739

Fifth Third Bancorp	575	15,065

Hang Seng Bank Ltd.(a)	4,600	68,034

HSBC Holdings plc	106,145	765,527

Huntington Bancshares, Inc.	1,794	20,093

ING Groep NV(a)	8,878	109,775

Intesa Sanpaolo SpA	89,194	234,802

Japan Post Bank Co. Ltd.	2,300	18,327

JPMorgan Chase & Co.	26,174	3,618,294

KBC Group NV	1,426	101,983

Lloyds Banking Group plc	363,768	220,380

Mediobanca Banca di Credito Finanziario SpA(a)	2,254	24,212

Mitsubishi UFJ Financial Group, Inc.	73,600	461,010

National Australia Bank Ltd.	7,222	137,643

National Bank of Canada	874	65,104

NatWest Group plc	24,357	80,209

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	225

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Banks – (continued)

Nordea Bank Abp	22,310	$247,534

Oversea-Chinese Banking Corp. Ltd.	16,100	151,810

Royal Bank of Canada	6,141	609,029

Skandinaviska Enskilda Banken AB, Class A	10,902	123,823

Societe Generale SA	4,807	116,885

Standard Chartered plc	10,488	82,838

Svenska Handelsbanken AB, Class A	9,959	87,985

Swedbank AB, Class A	5,842	101,380

Toronto-Dominion Bank (The)	6,256	378,552

UniCredit SpA	8,142	161,258

US Bancorp	9,683	331,933

Virgin Money UK plc	6,946	13,611

Westpac Banking Corp.	19,412	288,255
		13,222,037

Beverages – 1.8%

Anheuser–Busch InBev SA/NV	4,002	261,116

Asahi Group Holdings Ltd.	2,300	88,561

Britvic plc	2,231	25,616

Budweiser Brewing Co. APAC Ltd.(b)	6,900	19,865

Carlsberg A/S, Class B	575	95,176

Coca-Cola Co. (The)	17,687	1,134,621

Coca-Cola HBC AG*	736	22,424

Davide Campari-Milano NV	3,036	39,148

Diageo plc	8,786	399,982

Heineken Holding NV	598	57,404

Heineken NV	1,173	134,744

Keurig Dr Pepper, Inc.	4,370	142,899

Kirin Holdings Co. Ltd.	2,300	37,313

Pernod Ricard SA	1,173	271,171

Remy Cointreau SA	92	15,931

Treasury Wine Estates Ltd.	3,565	32,818
		2,778,789

Biotechnology – 0.7%

CSL Ltd.	2,576	511,692

Grifols SA*	120	1,235

Swedish Orphan Biovitrum AB*	1,587	38,587

Vertex Pharmaceuticals, Inc.*	1,541	525,065
		1,076,579

Investments	Shares	Value

Broadline Retail – 4.1%

Amazon.com, Inc.*	54,602	$5,757,781

Dollarama, Inc.	598	37,001

eBay, Inc.	1,725	80,092

Etsy, Inc.*	782	79,005

Isetan Mitsukoshi Holdings Ltd.	2,300	25,269

J Front Retailing Co. Ltd.	2,300	24,087

Next plc	644	54,556

Prosus NV*	2,300	172,335

Rakuten Group, Inc.(a)	2,300	11,402

Wesfarmers Ltd.	6,762	232,237
		6,473,765

Building Products – 0.5%

Assa Abloy AB, Class B	5,083	120,865

Belimo Holding AG (Registered)	46	22,213

Cie de Saint-Gobain	2,806	162,388

Daikin Industries Ltd.	1,100	198,891

Fletcher Building Ltd.	3,151	8,758

Lixil Corp.	2,300	36,012

Nibe Industrier AB, Class B	2,507	27,985

Reliance Worldwide Corp. Ltd.	2,553	6,884

ROCKWOOL A/S, Class B	46	11,123

Trane Technologies plc	966	179,493
		774,612

Capital Markets – 2.2%

3i Group plc	1,242	27,584

abrdn plc	10,810	28,900

Allfunds Group plc*	437	2,892

ASX Ltd.	1,242	56,199

BlackRock, Inc.	1,357	910,818

Credit Suisse Group AG (Registered)	12,903	11,603

Daiwa Securities Group, Inc.	9,200	42,498

Deutsche Boerse AG	368	70,244

Euronext NV(b)	161	12,815

Goldman Sachs Group, Inc. (The)	2,024	695,123

Hargreaves Lansdown plc	1,357	13,696

Hong Kong Exchanges & Clearing Ltd.	6,900	284,793

IG Group Holdings plc	368	3,393

Intermediate Capital Group plc	1,288	21,070

Julius Baer Group Ltd.	1,104	79,037

London Stock Exchange Group plc	2,024	212,319

See Accompanying Notes to the Financial Statements.

226	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Capital Markets – (continued)

Macquarie Group Ltd.	2,461	$296,972

Man Group plc	3,243	9,261

Morgan Stanley	3,680	331,090

Nasdaq, Inc.	1,265	70,043

Schroders plc	5,727	34,962

St James’s Place plc	2,277	34,530

UBS Group AG (Registered)	6,532	132,578
		3,382,420

Chemicals – 0.8%

Air Liquide SA	1,909	343,908

Akzo Nobel NV	1,012	83,950

BASF SE	4,830	249,819

Chr Hansen Holding A/S	621	48,364

Covestro AG* (b)	736	32,331

Croda International plc(a)	828	72,642

Ecolab, Inc.	851	142,832

Hexpol AB*	2,024	23,817

Incitec Pivot Ltd.	10,810	22,789

LANXESS AG	276	11,231

Mitsubishi Chemical Group Corp.	4,600	26,840

Novozymes A/S, Class B	989	51,477

OCI NV(a)	391	10,312

Orica Ltd.	1,357	14,528

Solvay SA	391	46,987

Wacker Chemie AG	92	14,214

Yara International ASA	667	26,752
		1,222,793

Commercial Services & Supplies – 0.3%

Brambles Ltd.	6,440	60,646

Cintas Corp.	552	251,585

Elis SA	943	18,739

ISS A/S	575	12,009

Rentokil Initial plc	11,914	94,700

SPIE SA	759	23,697

TOPPAN, Inc.	2,300	48,681
		510,057

Investments	Shares	Value

Communications Equipment – 0.4%

Cisco Systems, Inc.	12,167	$574,891

Nokia OYJ(a)	19,711	83,605
		658,496

Construction & Engineering – 0.6%

AECOM	437	36,293

Balfour Beatty plc	2,231	10,740

Bouygues SA	943	34,564

Eiffage SA	483	57,536

Ferrovial SA	2,668	83,740

JGC Holdings Corp.	2,300	28,529

Obayashi Corp.	6,900	57,363

Shimizu Corp.	6,900	42,009

Skanska AB, Class B(a)	2,530	41,290

Sweco AB, Class B	1,288	17,228

Vinci SA	3,220	398,857

Worley Ltd.	2,024	20,117

WSP Global, Inc.	414	54,580
		882,846

Construction Materials – 0.2%

CRH plc	2,024	97,826

HeidelbergCement AG	368	27,854

Holcim AG* (a)	2,530	167,198

Wienerberger AG	437	13,171
		306,049

Consumer Finance – 0.0%(c)

Cembra Money Bank AG	138	11,078

Marui Group Co. Ltd.	2,300	36,485
		47,563

Consumer Staples Distribution & Retail – 2.1%

Aeon Co. Ltd.	4,600	93,493

Axfood AB	161	3,990

Carrefour SA	2,944	61,298

Coles Group Ltd.	3,979	47,857

Dollar Tree, Inc.*	552	84,848

Endeavour Group Ltd.	4,485	20,125

HelloFresh SE*	161	4,307

J Sainsbury plc	10,005	34,758

Jeronimo Martins SGPS SA	1,334	33,726

Kesko OYJ, Class B	1,311	27,362

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	227

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Consumer Staples Distribution & Retail – (continued)

Koninklijke Ahold Delhaize NV	5,382	$185,501

Kroger Co. (The)	2,760	134,219

Loblaw Cos. Ltd.	483	45,380

Marks & Spencer Group plc*	12,650	26,131

Ocado Group plc*	3,634	23,075

Seven & i Holdings Co. Ltd.	3,500	157,952

Target Corp.	2,070	326,542

Walgreens Boots Alliance, Inc.	4,462	157,285

Walmart, Inc.	10,672	1,611,152

Woolworths Group Ltd.	7,360	188,864
		3,267,865

Containers & Packaging – 0.2%

Amcor plc	10,304	113,035

Ball Corp.	1,196	63,603

Billerud AB	1,771	16,983

DS Smith plc	5,865	22,860

Huhtamaki OYJ	874	31,494

Orora Ltd.	5,658	12,825

Smurfit Kappa Group plc	1,679	62,170

Westrock Co.	966	28,912
		351,882

Distributors – 0.0%(c)

D’ieteren Group	92	17,317

Inchcape plc	1,725	17,530
		34,847

Diversified Consumer Services – 0.0%(c)

Pearson plc	2,990	33,335

Diversified REITs – 0.1%

British Land Co. plc (The), REIT(a)	6,509	32,741

Charter Hall Group, REIT	2,806	20,639

Charter Hall Long Wale REIT, REIT(a)	5,083	14,612

GPT Group (The), REIT	10,488	30,566

Land Securities Group plc, REIT	1,150	9,745

Mirvac Group, REIT	35,121	55,935

Stockland, REIT(a)	15,134	44,506
		208,744

Investments	Shares	Value

Diversified Telecommunication Services – 1.4%

BCE, Inc.	1,725	$82,822

BT Group plc	25,484	50,881

Chorus Ltd.	3,013	16,079

Deutsche Telekom AG (Registered)	22,172	535,576

Infrastrutture Wireless Italiane SpA(b)	1,403	19,509

Koninklijke KPN NV	18,722	68,394

NetLink NBN Trust(b)	9,200	6,034

Orange SA	5,543	72,308

Singapore Telecommunications Ltd.	34,500	65,941

Spark New Zealand Ltd.	13,179	42,572

Swisscom AG (Registered)	138	95,044

Telecom Italia SpA* (a)	35,765	10,538

Telefonica SA	30,889	140,669

Telenor ASA	4,370	54,344

Telia Co. AB(a)	15,571	43,355

Telstra Group Ltd.	67,482	194,882

TELUS Corp.	5,451	115,426

Vantage Towers AG	483	17,341

Verizon Communications, Inc.	12,857	499,237
		2,130,952

Electric Utilities – 0.8%

Acciona SA	138	25,595

Chugoku Electric Power Co., Inc. (The)*	4,600	24,188

Contact Energy Ltd.	2,576	12,458

EDP – Energias de Portugal SA	12,903	71,225

Elia Group SA/NV	92	12,635

Endesa SA(a)	920	20,689

Enel SpA	20,125	137,729

Entergy Corp.	552	59,384

Fortum OYJ	1,725	25,767

Iberdrola SA	32,706	425,346

Kansai Electric Power Co., Inc. (The)	4,600	49,660

Kyushu Electric Power Co., Inc.*	4,600	26,790

Origin Energy Ltd.	8,878	48,931

Orsted A/S(b)	851	76,462

Red Electrica Corp. SA	1,265	23,050

SSE plc	5,911	136,518

Terna – Rete Elettrica Nazionale	3,335	28,939

Verbund AG	414	36,976
		1,242,342

See Accompanying Notes to the Financial Statements.

228	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electrical Equipment – 0.6%

Fujikura Ltd.	2,300	$15,540

Hexatronic Group AB	598	5,043

Legrand SA	1,495	141,446

NEL ASA*	10,787	14,736

Nexans SA	184	15,814

Nidec Corp.(a)	4,600	226,478

Prysmian SpA	1,541	63,066

Schneider Electric SE(a)	1,748	304,560

Siemens Energy AG*	2,461	60,262

Signify NV(a) (b)	48	1,601

Vestas Wind Systems A/S*	4,416	121,963
		970,509

Electronic Equipment, Instruments & Components – 0.7%

Alps Alpine Co. Ltd.	2,300	20,861

Corning, Inc.	2,323	77,170

Halma plc	1,242	36,029

Hexagon AB, Class B(a)	7,797	88,823

Ibiden Co. Ltd.	2,300	89,862

Keyence Corp.	600	269,232

Kyocera Corp.	2,300	120,114

Murata Manufacturing Co. Ltd.	4,600	266,206

Omron Corp.	1,200	69,992
		1,038,289

Energy Equipment & Services – 0.3%

Baker Hughes Co.	3,082	90,117

Schlumberger NV	8,625	425,644
		515,761

Entertainment – 0.7%

Bollore SE	4,117	27,816

Walt Disney Co. (The)*	10,925	1,119,813
		1,147,629

Financial Services – 2.2%

Apollo Global Management, Inc.	2,254	142,881

Berkshire Hathaway, Inc., Class B*	7,705	2,531,478

Edenred	1,403	91,262

Eurazeo SE	161	11,491

EXOR NV*	598	49,171

Groupe Bruxelles Lambert NV(a)	276	24,772

Investments	Shares	Value

Financial Services – (continued)

Kinnevik AB, Class B*	1,173	$19,195

M&G plc	15,272	39,370

Mitsubishi HC Capital, Inc.	4,600	23,783

Nexi SpA* (b)	2,208	18,297

ORIX Corp.	4,600	77,700

OSB Group plc	2,783	17,378

PayPal Holdings, Inc.*	3,450	262,200

Wendel SE	161	18,059

Worldline SA* (b)	1,219	52,996
		3,380,033

Food Products – 0.7%

AAK AB	1,610	32,397

Ajinomoto Co., Inc.	2,300	82,514

Associated British Foods plc	1,863	45,802

Barry Callebaut AG (Registered)	23	49,202

Danone SA(a)	1,541	102,059

Darling Ingredients, Inc.*	276	16,441

General Mills, Inc.	2,645	234,426

Hershey Co. (The)	736	200,972

JDE Peet’s NV	230	7,008

Kellogg Co.	1,587	110,725

Kerry Group plc, Class A(a)	828	87,243

McCormick & Co., Inc. (Non-Voting)	437	38,390

Mowi ASA	3,243	61,608

Orkla ASA	2,369	16,974

Salmar ASA(a)	138	6,099

Viscofan SA	184	12,635
		1,104,495

Gas Utilities – 0.1%

Enagas SA	72	1,443

Naturgy Energy Group SA(a)	805	25,151

Rubis SCA	690	20,400

Snam SpA	11,385	63,348

Tokyo Gas Co. Ltd.	2,300	47,143
		157,485

Ground Transportation – 0.6%

Aurizon Holdings Ltd.	2,461	5,562

Canadian National Railway Co.	2,231	265,654

Canadian Pacific Kansas City Ltd.	3,795	298,832

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	229

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Ground Transportation – (continued)

ComfortDelGro Corp. Ltd.	11,500	$10,258

MTR Corp. Ltd.	11,500	57,354

Uber Technologies, Inc.*	8,855	274,948
		912,608

Health Care Equipment & Supplies – 2.3%

Alcon, Inc.	2,622	190,953

Ansell Ltd.	529	9,355

Baxter International, Inc.	874	41,672

Becton Dickinson & Co.	1,196	316,115

BioMerieux	161	16,868

Boston Scientific Corp.*	4,301	224,168

Carl Zeiss Meditec AG	138	18,556

Cochlear Ltd.	414	67,479

Coloplast A/S, Class B	322	46,407

ConvaTec Group plc(b)	10,051	27,768

Demant A/S*	552	23,662

Edwards Lifesciences Corp.*	2,668	234,731

Elekta AB, Class B	2,116	17,754

Fisher & Paykel Healthcare Corp. Ltd.	4,071	69,600

Getinge AB, Class B	1,610	40,794

Hologic, Inc.*	1,265	108,803

Hoya Corp.	2,300	240,025

IDEXX Laboratories, Inc.*	253	124,517

Intuitive Surgical, Inc.*	1,472	443,396

Medtronic plc	4,048	368,166

Olympus Corp.	6,900	119,970

Straumann Holding AG (Registered)	690	103,610

Stryker Corp.	2,139	640,951

Terumo Corp.	2,300	68,511

Zimmer Biomet Holdings, Inc.	667	92,339
		3,656,170

Health Care Providers & Services – 1.7%

Cardinal Health, Inc.	1,081	88,750

Cigna Group (The)	851	215,550

CVS Health Corp.	3,565	261,350

Elevance Health, Inc.	1,426	668,295

Fresenius Medical Care AG & Co. KGaA	874	42,494

Fresenius SE & Co. KGaA	1,173	33,955

Investments	Shares	Value

Health Care Providers & Services – (continued)

Galenica AG(b)	184	$16,528

Sonic Healthcare Ltd.	1,311	30,704

UnitedHealth Group, Inc.	2,737	1,346,850
		2,704,476

Health Care REITs – 0.2%

Aedifica SA, REIT	92	7,694

Healthpeak Properties, Inc., REIT	2,783	61,143

Ventas, Inc., REIT	1,656	79,571

Welltower, Inc., REIT	2,875	227,757
		376,165

Hotels, Restaurants & Leisure – 1.8%

Accor SA*	1,150	40,780

Amadeus IT Group SA*	989	69,595

Aristocrat Leisure Ltd.	1,587	39,759

Booking Holdings, Inc.*	184	494,281

Caesars Entertainment, Inc.*	736	33,333

Chipotle Mexican Grill, Inc.*	92	190,221

Compass Group plc	8,694	229,149

Domino’s Pizza Enterprises Ltd.(a)	207	6,897

Domino’s Pizza, Inc.	161	51,113

Entain plc	3,404	61,781

Greggs plc	460	16,293

Hilton Worldwide Holdings, Inc.	1,242	178,873

InterContinental Hotels Group plc	1,081	74,186

Just Eat Takeaway.com NV* (a) (b)	1,288	22,581

La Francaise des Jeux SAEM(b)	276	11,804

Marriott International, Inc., Class A	920	155,793

MGM Resorts International	1,564	70,255

Oriental Land Co. Ltd.	6,800	239,659

Sodexo SA	529	56,766

Star Entertainment Grp Ltd. (The)*	15,272	12,818

Starbucks Corp.	3,404	389,043

Whitbread plc	345	14,080

Yum China Holdings, Inc.	1,173	71,764

Yum! Brands, Inc.	1,702	239,267
		2,770,091

Household Durables – 1.0%

Barratt Developments plc	5,934	37,292

Breville Group Ltd.	1,173	15,930

Casio Computer Co. Ltd.	2,300	21,756

See Accompanying Notes to the Financial Statements.

230	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Household Durables – (continued)

Electrolux AB, Class B(a)	1,035	$15,595

GN Store Nord A/S*	529	14,104

Nikon Corp.	2,300	23,580

Panasonic Holdings Corp.	13,800	129,066

Persimmon plc	1,081	17,854

SEB SA	115	13,179

Sekisui Chemical Co. Ltd.	2,300	32,600

Sekisui House Ltd.	4,600	94,253

Sony Group Corp.	11,500	1,083,575

Taylor Wimpey plc	26,519	42,731

Vistry Group plc	920	9,048
		1,550,563

Household Products – 1.3%

Clorox Co. (The)	598	99,041

Colgate-Palmolive Co.	2,714	216,577

Essity AB, Class B	3,404	103,110

Henkel AG & Co. KGaA (Preference)	1,058	85,593

Kimberly-Clark Corp.	1,127	163,291

Procter & Gamble Co. (The)	7,084	1,107,796

Reckitt Benckiser Group plc	3,358	271,389

Unicharm Corp.	1,200	48,259
		2,095,056

Independent Power and Renewable Electricity Producers – 0.1%

AES Corp. (The)	3,036	71,832

Drax Group plc	1,794	14,196

Meridian Energy Ltd.	9,085	30,638
		116,666

Industrial Conglomerates – 0.5%

3M Co.	1,219	129,482

CK Hutchison Holdings Ltd.	11,500	76,912

DCC plc	299	18,580

Hitachi Ltd.	4,600	252,862

Investment AB Latour, Class B	299	6,457

Keppel Corp. Ltd.	4,600	21,273

Siemens AG (Registered)	1,656	272,223

Toshiba Corp.	2,300	74,322
		852,111

Investments	Shares	Value

Industrial REITs – 0.4%

CapitaLand Ascendas REIT, REIT	18,400	$39,444

Goodman Group, REIT	7,452	95,095

Prologis, Inc., REIT	2,852	357,213

Segro plc, REIT	4,876	51,162

Warehouses De Pauw CVA, REIT	1,242	37,186
		580,100

Insurance – 2.0%

Admiral Group plc	690	20,042

Aegon NV	3,818	17,379

Aflac, Inc.	2,668	186,360

AIA Group Ltd.	27,600	298,682

Assicurazioni Generali SpA	6,854	142,862

Aviva plc	13,087	69,579

AXA SA	11,017	359,653

Beazley plc	3,772	28,233

Direct Line Insurance Group plc	10,304	22,231

Gjensidige Forsikring ASA	230	3,986

Hannover Rueck SE	230	49,159

Hartford Financial Services Group, Inc. (The)	736	52,249

Insurance Australia Group Ltd.	18,216	59,949

Japan Post Holdings Co. Ltd.	9,200	75,538

Medibank Pvt Ltd.	8,579	20,183

MetLife, Inc.	1,955	119,900

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)*	874	328,547

nib holdings Ltd.	2,116	10,795

NN Group NV	1,564	58,309

Phoenix Group Holdings plc	3,312	24,636

Poste Italiane SpA(b)	2,944	30,636

Power Corp. of Canada	2,875	76,925

Principal Financial Group, Inc.	1,265	94,483

Prudential plc	7,015	106,820

Storebrand ASA(a)	3,588	27,533

Sun Life Financial, Inc.	1,058	51,843

Suncorp Group Ltd.	5,267	43,439

Swiss Life Holding AG (Registered)*	138	90,982

Swiss Re AG	1,196	120,561

Tokio Marine Holdings, Inc.	6,900	137,833

Topdanmark A/S	24	1,267

Tryg A/S	1,495	35,319

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	231

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Insurance – (continued)

Willis Towers Watson plc	368	$85,229

Zurich Insurance Group AG	598	290,114
		3,141,256

Interactive Media & Services – 3.5%

Alphabet, Inc., Class C*	18,170	1,966,357

Auto Trader Group plc(b)	5,129	40,975

carsales.com Ltd.	2,795	43,887

Meta Platforms, Inc., Class A*	13,317	3,200,341

REA Group Ltd.(a)	207	19,273

Rightmove plc	2,070	14,940

Snap, Inc., Class A*	7,590	66,109

Z Holdings Corp.	13,800	37,559
		5,389,441

IT Services – 2.2%

Accenture plc, Class A	5,911	1,656,794

Akamai Technologies, Inc.*	1,104	90,495

Alten SA	92	15,641

Bechtle AG	207	9,610

Capgemini SE	805	146,550

CGI, Inc.*	1,495	151,572

Cognizant Technology Solutions Corp., Class A	3,059	182,653

Computacenter plc	575	16,594

Fujitsu Ltd.	1,600	212,213

Gartner, Inc.*	391	118,262

International Business Machines Corp.	5,405	683,246

NEC Corp.	2,300	88,004

Nomura Research Institute Ltd.	2,300	57,768

NTT Data Corp.	2,300	31,063

Reply SpA	138	16,073

Softcat plc	216	3,630

Sopra Steria Group SACA	69	14,930
		3,495,098

Leisure Products – 0.1%

Bandai Namco Holdings, Inc.	2,900	65,554

Thule Group AB(a) (b)	828	23,870

Yamaha Corp.	900	35,230
		124,654

Investments	Shares	Value

Life Sciences Tools & Services – 0.7%

Bio-Rad Laboratories, Inc., Class A*	69	$31,105

Danaher Corp.	2,070	490,404

Eurofins Scientific SE	736	51,402

Illumina, Inc.*	690	141,836

Lonza Group AG (Registered)	322	200,352

QIAGEN NV*	345	15,429

Sartorius AG (Preference)	138	53,567

Siegfried Holding AG (Registered)*	23	17,740

Tecan Group AG (Registered)	46	20,042

Wuxi Biologics Cayman, Inc.* (b)	11,500	68,049
		1,089,926

Machinery – 1.2%

Aalberts NV	368	16,974

Alfa Laval AB(a)	1,357	49,677

Alstom SA	1,150	28,871

ANDRITZ AG	299	19,426

Atlas Copco AB, Class A(a)	9,844	142,133

Bucher Industries AG (Registered)	46	20,714

CNH Industrial NV	3,634	51,132

Cummins, Inc.	437	102,712

Ebara Corp.	300	13,021

Epiroc AB, Class A	3,289	65,734

FANUC Corp.	4,400	148,288

Fortive Corp.	1,633	103,026

GEA Group AG	690	32,405

Georg Fischer AG (Registered)	621	45,177

Husqvarna AB, Class B	3,243	27,918

IMI plc	667	13,372

Indutrade AB	690	16,528

KION Group AG	115	4,751

Knorr-Bremse AG	253	17,720

Komatsu Ltd.	2,300	56,484

Kone OYJ, Class B	1,840	105,021

Kubota Corp.	2,300	34,593

Metso Outotec OYJ	3,588	39,612

MINEBEA MITSUMI, Inc.	2,300	42,228

Nordson Corp.	253	54,726

NSK Ltd.	2,300	12,905

Otis Worldwide Corp.	1,104	94,171

Rotork plc	7,199	29,588

Sandvik AB(a)	4,094	83,219

Schindler Holding AG	253	56,481

See Accompanying Notes to the Financial Statements.

232	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Machinery – (continued)

Sembcorp Marine Ltd.*	103,500	$9,620

SKF AB, Class B	1,012	18,282

Spirax-Sarco Engineering plc	230	32,060

Stanley Black & Decker, Inc.	483	41,702

Trelleborg AB, Class B	1,978	49,637

Valmet OYJ	759	25,658

Volvo AB, Class B	8,303	170,638

Wartsila OYJ Abp(a)	3,427	39,726

Weir Group plc (The)	1,035	23,936
		1,939,866

Marine Transportation – 0.1%

AP Moller – Maersk A/S, Class B	23	41,545

Nippon Yusen KK(a)	2,300	54,103
		95,648

Media – 0.3%

Dentsu Group, Inc.	1,200	42,963

Informa plc	7,015	63,713

Interpublic Group of Cos., Inc. (The)	2,162	77,248

ITV plc	27,416	27,836

Publicis Groupe SA	1,311	107,277

Vivendi SE	3,036	33,363

WPP plc	4,508	52,536
		404,936

Metals & Mining – 1.6%

Anglo American plc	4,370	134,295

Antofagasta plc	1,679	30,821

ArcelorMittal SA	2,599	73,770

Aurubis AG	184	17,226

BHP Group Ltd.	27,255	799,709

BlueScope Steel Ltd.	1,863	24,463

Boliden AB	805	28,740

Fortescue Metals Group Ltd.	10,603	146,726

Freeport-McMoRan, Inc.	4,370	165,667

IGO Ltd.(a)	1,311	11,913

Iluka Resources Ltd.	2,438	17,674

Lynas Rare Earths Ltd.*	7,544	32,056

Mineral Resources Ltd.	966	47,036

Newcrest Mining Ltd.	5,037	96,266

Newmont Corp.	2,139	101,376

Investments	Shares	Value

Metals & Mining – (continued)

Norsk Hydro ASA	6,969	$50,988

Northern Star Resources Ltd.	7,291	64,854

Nucor Corp.	782	115,877

OZ Minerals Ltd.	1,081	18,931

Rio Tinto Ltd.	2,024	150,141

Rio Tinto plc	4,715	299,218

Sims Ltd.	690	7,136

South32 Ltd.	18,055	50,590

SSAB AB, Class B	2,737	18,444

thyssenkrupp AG	1,403	10,074

voestalpine AG	621	21,514
		2,535,505

Multi-Utilities – 0.5%

A2A SpA	10,971	19,379

Centrica plc	14,122	20,324

CMS Energy Corp.	644	40,095

Engie SA	8,717	139,696

Hera SpA	8,119	25,313

National Grid plc	20,079	288,841

Public Service Enterprise Group, Inc.	2,415	152,628

Veolia Environnement SA(a)	1,771	56,094
		742,370

Office REITs – 0.1%

Alexandria Real Estate Equities, Inc., REIT	598	74,260

Boston Properties, Inc., REIT	138	7,364

Covivio SA, REIT	161	9,154

Dexus, REIT	3,427	17,619

Gecina SA, REIT	207	23,058
		131,455

Oil, Gas & Consumable Fuels – 6.9%

Aker BP ASA	805	19,163

Ampol Ltd.	621	12,283

BP plc	52,118	350,070

Cameco Corp.	966	26,531

Canadian Natural Resources Ltd.	2,323	141,404

Chevron Corp.	15,824	2,667,610

Enbridge, Inc.	6,670	264,921

Eni SpA	16,353	248,166

Equinor ASA(a)	6,923	197,502

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	233

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Oil, Gas & Consumable Fuels – (continued)

Exxon Mobil Corp.	36,662	$4,338,581

Galp Energia SGPS SA, Class B	2,047	24,836

Gaztransport Et Technigaz SA	184	19,694

Marathon Oil Corp.	2,599	62,792

OMV AG	828	39,161

Phillips 66	2,829	280,071

Repsol SA	2,438	35,919

Shell plc(a)	36,363	1,127,666

Suncor Energy, Inc.	4,324	135,239

TotalEnergies SE	9,499	607,611

Woodside Energy Group Ltd.	6,072	135,147
		10,734,367

Paper & Forest Products – 0.1%

Mondi plc	1,403	22,307

Oji Holdings Corp.	11,500	45,015

Stora Enso OYJ, Class R	4,071	51,686

Svenska Cellulosa AB SCA, Class B	1,288	17,636
		136,644

Passenger Airlines – 0.1%

Air France-KLM*	8,004	13,860

ANA Holdings, Inc.*	2,300	49,956

Deutsche Lufthansa AG (Registered)*	1,794	19,271

International Consolidated Airlines Group SA* (a)	11,960	22,872

Qantas Airways Ltd.*	11,891	51,864

Singapore Airlines Ltd.	6,900	30,255
		188,078

Personal Care Products – 1.3%

Beiersdorf AG	437	61,078

Estee Lauder Cos., Inc. (The), Class A	1,403	346,148

Kao Corp.	1,200	48,515

L’Oreal SA	1,357	648,315

Shiseido Co. Ltd.	3,400	169,819

Unilever plc	14,007	781,067
		2,054,942

Pharmaceuticals – 10.0%

ALK-Abello A/S*	874	11,056

Astellas Pharma, Inc.	11,500	172,967

Investments	Shares	Value

Pharmaceuticals – (continued)

AstraZeneca plc	8,119	$1,198,652

Bristol-Myers Squibb Co.	12,719	849,248

Chugai Pharmaceutical Co. Ltd.	2,300	59,187

Daiichi Sankyo Co. Ltd.	6,900	235,481

Dechra Pharmaceuticals plc	276	12,939

DSM-Firmenich AG*	1,008	132,160

Eisai Co. Ltd.	1,300	74,783

Eli Lilly & Co.	2,553	1,010,631

GSK plc	19,136	346,590

Hikma Pharmaceuticals plc	828	19,159

Ipsen SA	115	13,966

Johnson & Johnson	23,460	3,840,402

Kyowa Kirin Co. Ltd.	2,300	51,012

Merck & Co., Inc.	15,249	1,760,802

Merck KGaA*	713	127,951

Novartis AG (Registered)	13,202	1,351,720

Novo Nordisk A/S, Class B	5,267	877,352

Ono Pharmaceutical Co. Ltd.	2,300	46,350

Orion OYJ, Class B	667	31,384

Pfizer, Inc.	24,633	957,977

Roche Holding AG	3,772	1,188,113

Sanofi	6,164	680,506

Santen Pharmaceutical Co. Ltd.	2,300	19,273

Shionogi & Co. Ltd.	2,300	102,581

Takeda Pharmaceutical Co. Ltd.	4,600	152,427

UCB SA	69	6,431

Zoetis, Inc.	2,093	367,907
		15,699,007

Professional Services – 0.7%

Adecco Group AG (Registered)	1,288	44,180

ALS Ltd.	2,990	25,904

Arcadis NV(a)	506	20,926

Automatic Data Processing, Inc.	1,242	273,240

Bureau Veritas SA	1,357	39,161

Computershare Ltd.	3,358	49,709

DKSH Holding AG	161	12,834

Experian plc	1,012	35,743

Intertek Group plc	1,012	52,864

Randstad NV	483	26,246

RELX plc	10,396	345,746

SGS SA (Registered)	1,150	104,088

Verisk Analytics, Inc.	483	93,755
		1,124,396

See Accompanying Notes to the Financial Statements.

234	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Real Estate Management & Development – 0.5%

Aroundtown SA(a)	4,899	$6,655

Castellum AB(a)	1,610	19,510

CBRE Group, Inc., Class A*	2,116	162,213

City Developments Ltd.	2,300	11,982

CK Asset Holdings Ltd.	11,500	67,829

Daiwa House Industry Co. Ltd.	2,300	58,393

Fabege AB	3,289	26,326

Mitsubishi Estate Co. Ltd.	2,300	28,242

Mitsui Fudosan Co. Ltd.	4,600	90,909

Nomura Real Estate Holdings, Inc.	2,300	57,008

Sagax AB, Class B	529	12,945

Samhallsbyggnadsbolaget i Norden AB(a)	5,221	6,120

Sun Hung Kai Properties Ltd.	6,000	83,313

Swire Properties Ltd.	13,800	37,006

Swiss Prime Site AG (Registered)	24	2,180

Tokyu Fudosan Holdings Corp.	2,300	11,604

Vonovia SE	5,083	110,128

Wihlborgs Fastigheter AB	2,369	19,100
		811,463

Residential REITs – 0.2%

Camden Property Trust, REIT	138	15,187

Equity Residential, REIT	1,196	75,647

Essex Property Trust, Inc., REIT	368	80,861

Sun Communities, Inc., REIT	483	67,103
		238,798

Retail REITs – 0.4%

CapitaLand Integrated Commercial Trust, REIT	41,400	62,993

Klepierre SA, REIT	1,058	26,818

Link REIT, REIT	9,200	60,006

Realty Income Corp., REIT	3,542	222,579

Region RE Ltd., REIT	12,558	20,415

Simon Property Group, Inc., REIT	1,012	114,680

Unibail-Rodamco-Westfield, REIT* (a)	276	14,790

Vicinity Ltd., REIT	24,863	34,505
		556,786

Investments	Shares	Value

Semiconductors & Semiconductor Equipment – 3.8%

Advanced Micro Devices, Inc.*	4,784	$427,546

ams-OSRAM AG*	2,346	16,184

Applied Materials, Inc.	5,060	571,932

ASM International NV	276	99,958

ASML Holding NV	1,725	1,092,174

BE Semiconductor Industries NV	529	47,504

Infineon Technologies AG	5,543	201,361

Intel Corp.	22,770	707,236

KLA Corp.	391	151,137

Lam Research Corp.	621	325,454

Microchip Technology, Inc.	1,633	119,193

Micron Technology, Inc.	8,142	524,019

QUALCOMM, Inc.	3,358	392,215

Renesas Electronics Corp.*	9,200	119,725

Skyworks Solutions, Inc.	529	56,021

SOITEC*	23	3,395

STMicroelectronics NV	3,565	151,743

SUMCO Corp.	2,300	31,502

Texas Instruments, Inc.	4,071	680,671

Tokyo Electron Ltd.	2,100	238,971
		5,957,941

Software – 9.1%

Adobe, Inc.*	2,737	1,033,382

Autodesk, Inc.*	1,633	318,092

Crowdstrike Holdings, Inc., Class A*	1,012	121,491

Dassault Systemes SE	2,967	120,115

DocuSign, Inc.*	874	43,211

Fortinet, Inc.*	2,875	181,269

Gen Digital, Inc.	4,968	87,785

Intuit, Inc.	1,173	520,753

Microsoft Corp.	28,543	8,770,122

Oracle Corp.	4,577	433,534

Palo Alto Networks, Inc.*	1,357	247,598

Sage Group plc (The)	6,026	62,001

Salesforce, Inc.*	4,462	885,127

SAP SE	5,474	742,479

ServiceNow, Inc.*	529	243,033

SimCorp A/S	230	24,920

Splunk, Inc.*	736	63,473

Synopsys, Inc.*	690	256,211

WiseTech Global Ltd.(a)	943	42,725
		14,197,321

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	235

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Specialized REITs – 0.5%

American Tower Corp., REIT	2,093	$427,788

Big Yellow Group plc, REIT	621	9,554

Digital Realty Trust, Inc., REIT	943	93,498

Iron Mountain, Inc., REIT	828	45,739

Keppel DC REIT, REIT	13,800	22,239

Safestore Holdings plc, REIT	1,265	15,749

Weyerhaeuser Co., REIT	4,715	141,025
		755,592

Specialty Retail – 1.4%

AutoZone, Inc.*	46	122,512

Best Buy Co., Inc.	1,035	77,128

Burlington Stores, Inc.*	184	35,477

Fast Retailing Co. Ltd.	900	211,574

H & M Hennes & Mauritz AB, Class B	4,715	68,896

Industria de Diseno Textil SA(a)	2,944	101,276

JB Hi-Fi Ltd.(a)	874	25,674

Kingfisher plc	10,212	33,051

Lowe’s Cos., Inc.	1,886	391,967

Nitori Holdings Co. Ltd.	600	76,518

Ross Stores, Inc.	2,093	223,386

TJX Cos., Inc. (The)	6,348	500,349

Tractor Supply Co.	690	164,496

Watches of Switzerland Group plc* (d)	989	10,336

Williams-Sonoma, Inc.	621	75,166

Zalando SE* (b)	1,078	44,237

Zalando SE* (b)	233	9,561
		2,171,604

Technology Hardware, Storage & Peripherals – 5.6%

Apple, Inc.	48,139	8,168,225

FUJIFILM Holdings Corp.	2,300	119,252

Hewlett Packard Enterprise Co.	8,004	114,617

HP, Inc.	5,796	172,199

Konica Minolta, Inc.	2,300	9,527

Logitech International SA (Registered)	828	48,859

NetApp, Inc.	851	53,519

Ricoh Co. Ltd.	2,300	18,935

Seiko Epson Corp.	2,300	34,982

Western Digital Corp.*	2,024	69,707
		8,809,822

Investments	Shares	Value

Textiles, Apparel & Luxury Goods – 2.1%

adidas AG	437	$76,922

Asics Corp.	2,300	63,765

Brunello Cucinelli SpA	207	19,813

Burberry Group plc	2,024	65,914

Christian Dior SE	46	42,252

Hermes International	138	299,646

HUGO BOSS AG	391	29,448

Kering SA	391	250,236

Lululemon Athletica, Inc.*	851	323,320

LVMH Moet Hennessy Louis Vuitton SE	1,449	1,393,335

Moncler SpA	1,242	92,088

NIKE, Inc., Class B	3,496	443,013

Pandora A/S	506	46,783

Puma SE	506	29,585

Shenzhou International Group Holdings Ltd.	2,300	21,931

Swatch Group AG (The)	207	70,841

VF Corp.	1,932	45,421
		3,314,313

Trading Companies & Distributors – 0.9%

AddTech AB, Class B	989	19,766

Ashtead Group plc	2,185	125,700

Bunzl plc	736	29,270

Diploma plc	805	27,177

Ferguson plc	1,863	262,348

Grafton Group plc	1,150	12,529

IMCD NV	138	20,750

ITOCHU Corp.(a)	6,900	227,627

Mitsubishi Corp.	4,600	169,521

Mitsui & Co. Ltd.	9,200	285,733

Rexel SA*	1,219	28,261

RS GROUP plc	1,403	16,248

Sojitz Corp.	1,599	33,491

Sumitomo Corp.(a)	4,600	81,990

Toyota Tsusho Corp.	2,300	94,760

Travis Perkins plc	2,438	29,356
		1,464,527

Transportation Infrastructure – 0.2%

Aena SME SA* (a) (b)	345	58,237

Aeroports de Paris*	138	21,954

See Accompanying Notes to the Financial Statements.

236	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Transportation Infrastructure – (continued)

Auckland International Airport Ltd.*	6,808	$37,172

Getlink SE	1,541	28,853

Qube Holdings Ltd.(a)	5,060	10,266

Transurban Group	15,916	157,666
		314,148

Water Utilities – 0.2%

American Water Works Co., Inc.	943	139,800

Pennon Group plc	644	6,961

Severn Trent plc	1,380	50,856

United Utilities Group plc	3,565	48,483
		246,100

Wireless Telecommunication Services – 0.2%

Millicom International Cellular SA, SDR*	897	16,060

SoftBank Group Corp.	2,300	86,044

Tele2 AB, Class B(a)	3,864	41,043

Vodafone Group plc	134,987	162,709
		305,856
Total Common Stocks (Cost $125,917,934)		154,568,136
	Principal Amount

SECURITIES LENDING REINVESTMENTS – 0.7%(e)

REPURCHASE AGREEMENTS – 0.7%

Citigroup Global Markets, Inc., 4.77%, dated 4/30/2023, due 5/1/2023, repurchase price $1,160,737, collateralized by various U.S. Treasury Securities, ranging from 2.50% – 4.25%, maturing 8/15/2023 – 12/31/2024; total market value $1,172,454 (Cost $1,160,583)	$1,160,583	1,160,583
Total Investments – 99.6% (Cost $127,078,517)		155,728,719

Other assets less liabilities – 0.4%		679,321
NET ASSETS – 100.0%		$156,408,040
*	Non–income producing security.

(a)

The security or a portion of this security is on loan at April 30, 2023. The total value of securities on loan at April 30, 2023 was $4,480,424, collateralized in the form of cash with a value of $1,160,583 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $8,671,297 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from May 16, 2023 – February 15, 2053 and $894,302 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from May 15, 2023 – September 20, 2117; a total value of $10,726,182.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Represents less than 0.05% of net assets.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	The security was purchased with cash collateral held from securities on loan at April 30, 2023. The total value of securities purchased was $1,160,583.

Percentages shown are based on Net Assets.

Abbreviations

CVA – Dutch Certification

OYJ – Public Limited Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT – Real Estate Investment Trust

SCA –Limited partnership with share capital

SDR – Swedish Depositary Receipt

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,590,758
Aggregate gross unrealized depreciation	(3,941,520)
Net unrealized appreciation	$28,649,238
Federal income tax cost	$127,161,321

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	237

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Futures Contracts

FlexShares® STOXX® Global ESG Select Index Fund had the following open futures contracts as of April 30, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
MSCI EAFE E-Mini Index	7	06/16/2023	USD	$752,360	$32,985
S&P 500 E-Mini Index	5	06/16/2023	USD	1,047,125	60,346
					$93,331

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts

FlexShares® STOXX® Global ESG Select Index Fund had the following outstanding contracts as of April 30, 2023:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
GBP	100,000	Toronto-Dominion Bank (The)	USD	125,274	06/21/2023	$553
USD	123,211	Morgan Stanley	JPY	16,540,000	06/21/2023	786
Total unrealized appreciation						$1,339
USD	137,603	Morgan Stanley	CHF	127,546	06/21/2023	$(6,553)
USD	182,464	JPMorgan Chase Bank NA	GBP	150,000	06/21/2023	(6,277)
Total unrealized depreciation						$(12,830)
Net unrealized depreciation						$(11,491)

Abbreviations:

CHF – Swiss Franc

GBP – British Pound

JPY – Japanese Yen

USD – US Dollar

FlexShares® STOXX® Global ESG Select Index invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2023:

Australia	3.8%
Austria	0.1
Belgium	0.3
Canada	2.2
Denmark	1.2
Finland	0.5
France	5.3
Germany	2.8
Hong Kong	0.7
Ireland	0.2
Italy	1.3
Japan	7.3
Luxembourg	0.1
Netherlands	2.3
New Zealand	0.1
Norway	0.3

See Accompanying Notes to the Financial Statements.

238	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Poland	0.0	†%
Portugal	0.1
Singapore	0.4
Spain	1.1
Sweden	1.3
Switzerland	2.9
United Kingdom	5.8
United States	58.8
Other[1]	1.1
	100.0%

†	Amount represents less than 0.05%.

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	98.9%
Securities Lending Reinvestments	0.7
Others(1)	0.4
100.0%
(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	239

Schedule of Investments

FlexShares® ESG & Climate US Large Cap Core Index Fund

April 30, 2023 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 99.0%

Air Freight & Logistics – 0.2%

Expeditors International of Washington, Inc.	232	$26,411

United Parcel Service, Inc., Class B	319	57,359
		83,770

Automobiles – 1.4%

Tesla, Inc.*	2,929	481,264

Banks – 3.5%

Bank of America Corp.	13,311	389,746

Citigroup, Inc.	6,525	307,132

Fifth Third Bancorp	812	21,274

JPMorgan Chase & Co.	3,480	481,075

PNC Financial Services Group, Inc. (The)	174	22,664
		1,221,891

Beverages – 1.7%

Coca-Cola Co. (The)	1,131	72,554

PepsiCo, Inc.	2,668	509,294
		581,848

Biotechnology – 3.1%

AbbVie, Inc.	2,349	354,981

Amgen, Inc.	1,363	326,766

Biogen, Inc.*	667	202,921

Regeneron Pharmaceuticals, Inc.*	145	116,259

Vertex Pharmaceuticals, Inc.*	174	59,287
		1,060,214

Broadline Retail – 3.2%

Amazon.com, Inc.*	8,932	941,879

eBay, Inc.	2,523	117,143

Etsy, Inc.*	580	58,598
		1,117,620

Building Products – 1.1%

Johnson Controls International plc	2,958	177,007

Trane Technologies plc	1,073	199,374
		376,381

Investments	Shares	Value

Capital Markets – 3.8%

BlackRock, Inc.	29	$19,465

Goldman Sachs Group, Inc. (The)	580	199,195

Moody’s Corp.	754	236,092

Morgan Stanley	3,364	302,659

MSCI, Inc.	203	97,937

Nasdaq, Inc.	145	8,029

S&P Global, Inc.	1,015	368,019

State Street Corp.	1,131	81,726
		1,313,122

Chemicals – 1.5%

Ecolab, Inc.	1,189	199,562

International Flavors & Fragrances, Inc.	1,189	115,285

PPG Industries, Inc.	1,102	154,567

Sherwin-Williams Co. (The)	145	34,443
		503,857

Commercial Services & Supplies – 0.9%

Waste Management, Inc.	1,914	317,820

Communications Equipment – 0.9%

Cisco Systems, Inc.	6,206	293,234

Construction & Engineering – 0.3%

Quanta Services, Inc.	551	93,472

Consumer Finance – 0.1%

American Express Co.	261	42,110

Consumer Staples Distribution & Retail – 1.7%

Kroger Co. (The)	3,074	149,489

Target Corp.	1,044	164,691

Walgreens Boots Alliance, Inc.	3,306	116,536

Walmart, Inc.	1,044	157,613
		588,329

Containers & Packaging – 0.3%

Amcor plc	1,740	19,088

Avery Dennison Corp.	203	35,419

International Paper Co.	638	21,124

Packaging Corp. of America	145	19,613
		95,244

See Accompanying Notes to the Financial Statements.

240	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate US Large Cap Core Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Diversified Telecommunication Services – 1.4%

AT&T, Inc.	18,444	$325,906

Verizon Communications, Inc.	4,321	167,784
		493,690

Electric Utilities – 1.3%

Edison International	1,160	85,376

Eversource Energy	1,595	123,788

Exelon Corp.	4,437	188,306

NextEra Energy, Inc.	522	40,001
		437,471

Electrical Equipment – 0.3%

Plug Power, Inc.*	2,407	21,735

Rockwell Automation, Inc.	232	65,751
		87,486

Energy Equipment & Services – 0.7%

Baker Hughes Co.	2,784	81,404

Schlumberger NV	3,277	161,720
		243,124

Entertainment – 1.0%

Spotify Technology SA*	377	50,367

Walt Disney Co. (The)*	2,900	297,250
		347,617

Financial Services – 3.0%

Apollo Global Management, Inc.	1,334	84,562

Berkshire Hathaway, Inc., Class B*	580	190,559

Equitable Holdings, Inc.	1,450	37,686

Mastercard, Inc., Class A	1,479	562,064

Visa, Inc., Class A	667	155,231
		1,030,102

Food Products – 0.6%

General Mills, Inc.	783	69,397

Kellogg Co.	203	14,163

Mondelez International, Inc., Class A	1,595	122,369
		205,929

Ground Transportation – 1.5%

CSX Corp.	9,744	298,556

Investments	Shares	Value

Ground Transportation – (continued)

Norfolk Southern Corp.	986	$200,188

Union Pacific Corp.	116	22,701
		521,445

Health Care Equipment & Supplies – 2.0%

Abbott Laboratories	2,349	259,494

Boston Scientific Corp.*	2,436	126,964

Edwards Lifesciences Corp.*	435	38,271

Insulet Corp.*	29	9,223

Medtronic plc	2,929	266,393
		700,345

Health Care Providers & Services – 3.1%

AmerisourceBergen Corp.	464	77,419

Cigna Group (The)	1,131	286,471

CVS Health Corp.	2,378	174,331

Elevance Health, Inc.	754	353,362

Humana, Inc.	145	76,921

UnitedHealth Group, Inc.	232	114,165
		1,082,669

Health Care REITs – 0.4%

Healthpeak Properties, Inc., REIT	2,349	51,607

Ventas, Inc., REIT	1,653	79,427
		131,034

Hotel & Resort REITs – 0.0%(a)

Host Hotels & Resorts, Inc., REIT	551	8,910

Hotels, Restaurants & Leisure – 1.5%

Caesars Entertainment, Inc.*	928	42,029

Las Vegas Sands Corp.*	1,624	103,692

Marriott International, Inc., Class A	232	39,287

McDonald’s Corp.	493	145,805

MGM Resorts International	1,566	70,345

Starbucks Corp.	870	99,432
		500,590

Household Products – 2.2%

Church & Dwight Co., Inc.	290	28,165

Clorox Co. (The)	319	52,833

Colgate-Palmolive Co.	2,581	205,964

Kimberly-Clark Corp.	1,131	163,870

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	241

FlexShares® ESG & Climate US Large Cap Core Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Household Products – (continued)

Procter & Gamble Co. (The)	1,914	$299,311
		750,143

Industrial Conglomerates – 0.2%

3M Co.	667	70,849

Industrial REITs – 1.0%

Prologis, Inc., REIT	2,813	352,328

Insurance – 2.5%

American International Group, Inc.	1,160	61,526

Chubb Ltd.	928	187,048

Hartford Financial Services Group, Inc. (The)	1,537	109,112

Marsh & McLennan Cos., Inc.	754	135,863

MetLife, Inc.	3,132	192,086

Principal Financial Group, Inc.	116	8,664

Prudential Financial, Inc.	1,189	103,443

Travelers Cos., Inc. (The)	261	47,277
		845,019

Interactive Media & Services – 5.7%

Alphabet, Inc., Class A*	7,250	778,215

Alphabet, Inc., Class C*	6,960	753,211

Meta Platforms, Inc., Class A*	1,740	418,157
		1,949,583

IT Services – 1.5%

Accenture plc, Class A	464	130,055

Akamai Technologies, Inc.*	696	57,051

International Business Machines Corp.	2,697	340,928

Okta, Inc.*	87	5,962
		533,996

Leisure Products – 0.1%

Hasbro, Inc.	609	36,065

Life Sciences Tools & Services – 1.2%

Agilent Technologies, Inc.	174	23,565

Illumina, Inc.*	725	149,031

Mettler-Toledo International, Inc.*	29	43,253

Repligen Corp.*	232	35,178

Thermo Fisher Scientific, Inc.	58	32,184

Investments	Shares	Value

Life Sciences Tools & Services – (continued)

West Pharmaceutical Services, Inc.	348	$125,712
		408,923

Machinery – 2.0%

Caterpillar, Inc.	551	120,559

Cummins, Inc.	638	149,956

Deere & Co.	522	197,326

Stanley Black & Decker, Inc.	667	57,589

Westinghouse Air Brake Technologies Corp.	812	79,308

Xylem, Inc.	812	84,318
		689,056

Media – 0.6%

Comcast Corp., Class A	3,074	127,171

Interpublic Group of Cos., Inc. (The)	1,856	66,315
		193,486

Metals & Mining – 0.7%

Newmont Corp.	3,596	170,451

Steel Dynamics, Inc.	638	66,320
		236,771

Multi-Utilities – 1.1%

Consolidated Edison, Inc.	1,653	162,771

Sempra Energy	1,450	225,460
		388,231

Office REITs – 0.1%

Boston Properties, Inc., REIT	725	38,686

Oil, Gas & Consumable Fuels – 3.6%

Antero Resources Corp.*	145	3,334

Cheniere Energy, Inc.	928	141,984

ConocoPhillips	522	53,709

Devon Energy Corp.	609	32,539

EQT Corp.	986	34,352

Exxon Mobil Corp.	1,044	123,547

Hess Corp.	1,189	172,476

Marathon Petroleum Corp.	2,030	247,660

Occidental Petroleum Corp.	319	19,628

Pioneer Natural Resources Co.	464	100,943

Valero Energy Corp.	1,537	176,248

See Accompanying Notes to the Financial Statements.

242	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate US Large Cap Core Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Oil, Gas & Consumable Fuels – (continued)

Williams Cos., Inc. (The)	4,843	$146,549
		1,252,969

Personal Care Products – 0.8%

Estee Lauder Cos., Inc. (The), Class A	1,073	264,731

Pharmaceuticals – 4.6%

Bristol-Myers Squibb Co.	2,726	182,015

Eli Lilly & Co.	145	57,399

Johnson & Johnson	3,973	650,380

Merck & Co., Inc.	3,306	381,744

Pfizer, Inc.	8,120	315,787
		1,587,325

Professional Services – 1.6%

Automatic Data Processing, Inc.	1,363	299,860

Equifax, Inc.	522	108,774

Verisk Analytics, Inc.	696	135,101
		543,735

Semiconductors & Semiconductor Equipment – 5.4%

Advanced Micro Devices, Inc.*	87	7,775

Applied Materials, Inc.	1,102	124,559

Enphase Energy, Inc.*	609	99,998

First Solar, Inc.*	435	79,422

Intel Corp.	12,702	394,524

Micron Technology, Inc.	1,508	97,055

NVIDIA Corp.	3,016	836,910

QUALCOMM, Inc.	609	71,131

SolarEdge Technologies, Inc.*	261	74,549

Texas Instruments, Inc.	493	82,430
		1,868,353

Software – 10.4%

Adobe, Inc.*	1,015	383,223

Autodesk, Inc.*	522	101,680

Cadence Design Systems, Inc.*	87	18,222

Microsoft Corp.	7,250	2,227,635

Oracle Corp.	1,740	164,813

Salesforce, Inc.*	2,291	454,466

ServiceNow, Inc.*	145	66,616

Workday, Inc., Class A*	870	161,942
		3,578,597

Investments	Shares	Value

Specialized REITs – 1.2%

Equinix, Inc., REIT	435	$314,975

Weyerhaeuser Co., REIT	3,335	99,750
		414,725

Specialty Retail – 2.5%

Best Buy Co., Inc.	232	17,289

Home Depot, Inc. (The)	841	252,754

Lowe’s Cos., Inc.	638	132,595

TJX Cos., Inc. (The)	4,234	333,724

Tractor Supply Co.	522	124,445
		860,807

Technology Hardware, Storage & Peripherals – 8.2%

Apple, Inc.	14,848	2,519,409

Dell Technologies, Inc., Class C	1,160	50,448

Hewlett Packard Enterprise Co.	5,771	82,641

HP, Inc.	4,814	143,024

NetApp, Inc.	435	27,357
		2,822,879

Textiles, Apparel & Luxury Goods – 0.9%

Lululemon Athletica, Inc.*	87	33,054

NIKE, Inc., Class B	1,885	238,867

VF Corp.	928	21,817
		293,738

Trading Companies & Distributors – 0.4%

WW Grainger, Inc.	203	141,201
Total Common Stocks (Cost $33,974,924)		34,082,784
	Principal Amount

SHORT-TERM INVESTMENTS – 0.1%(b) (c)

U.S. TREASURY OBLIGATIONS – 0.1%

U.S. Treasury Bills 4.55%, 5/11/2023 (Cost $29,963)	$30,000	29,965
Total Investments – 99.1% (Cost $34,004,887)		34,112,749

Other assets less liabilities – 0.9%		301,181
NET ASSETS – 100.0%		$34,413,930

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	243

FlexShares® ESG & Climate US Large Cap Core Index Fund (cont.)

*	Non-income producing security.

(a)	Represents less than 0.05% of net assets.

(b)	The rate shown was the current yield as of April 30, 2023.

(c)	All or a portion of the security pledged as collateral for Futures Contracts.

Percentages shown are based on Net Assets.

Abbreviations

REIT – Real Estate Investment Trust

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,768,237
Aggregate gross unrealized depreciation	(1,645,133)
Net unrealized appreciation	$123,104
Federal income tax cost	$34,005,251

Futures Contracts

FlexShares® ESG & Climate US Large Cap Core Index Fund had the following open futures contracts as of April 30, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
S&P 500 Micro E-Mini Index	16	06/16/2023	USD	$335,080	$15,606

Abbreviations:

USD – US Dollar

Security Type	% of Net Assets
Common Stocks	99.0%
Short-Term Investments	0.1
Others(1)	0.9
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

244	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund

April 30, 2023 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 98.3%

Air Freight & Logistics – 1.0%

Deutsche Post AG (Registered)	8,602	$413,292

Automobile Components – 0.8%

Bridgestone Corp.	3,400	135,785

Cie Generale des Etablissements Michelin SCA	2,193	69,800

Sumitomo Electric Industries Ltd.	8,500	107,619
		313,204

Automobiles – 2.1%

Bayerische Motoren Werke AG	850	95,191

Honda Motor Co. Ltd.	500	13,175

Mercedes-Benz Group AG	2,737	213,268

Porsche Automobil Holding SE (Preference)	1,428	79,582

Toyota Motor Corp.	30,600	417,319
		818,535

Banks – 10.7%

ABN AMRO Bank NV, CVA(a)	5,593	89,625

ANZ Group Holdings Ltd.	9,129	146,901

Banco Bilbao Vizcaya Argentaria SA	9,622	70,641

Banco Santander SA	44,948	158,122

Bank of Montreal	1,320	118,861

Bank of Nova Scotia (The)	4,692	233,960

Barclays plc	38,760	77,889

BNP Paribas SA	6,426	415,655

Commonwealth Bank of Australia	5,933	389,573

Credit Agricole SA	3,791	46,389

DBS Group Holdings Ltd.	1,700	41,820

HSBC Holdings plc	53,176	383,510

ING Groep NV	13,532	167,321

Mitsubishi UFJ Financial Group, Inc.	42,500	266,208

Mizuho Financial Group, Inc.	3,400	49,066

National Australia Bank Ltd.	9,452	180,145

NatWest Group plc	19,263	63,435

Nordea Bank Abp	5,372	59,611

Resona Holdings, Inc.	6,800	33,694

Royal Bank of Canada	5,186	514,318

Societe Generale SA	3,485	84,740

Investments	Shares	Value

Banks – (continued)

Sumitomo Mitsui Trust Holdings, Inc.	200	$7,181

Toronto-Dominion Bank (The)	6,647	402,211

UniCredit SpA	3,893	77,104

Westpac Banking Corp.	11,628	172,668
		4,250,648

Beverages – 2.8%

Anheuser-Busch InBev SA/NV	2,907	189,671

Asahi Group Holdings Ltd.	1,900	73,159

Budweiser Brewing Co. APAC Ltd.(a)	8,500	24,472

Carlsberg A/S, Class B	187	30,953

Coca-Cola HBC AG*	2,856	87,014

Diageo plc	8,874	403,988

Kirin Holdings Co. Ltd.	5,100	82,737

Pernod Ricard SA	612	141,481

Suntory Beverage & Food Ltd.	1,700	63,798
		1,097,273

Biotechnology – 0.7%

CSL Ltd.	1,258	249,887

Grifols SA*	3,357	34,541
		284,428

Broadline Retail – 0.6%

Canadian Tire Corp. Ltd., Class A	476	62,333

Next plc	1,445	122,413

Rakuten Group, Inc.	10,200	50,564
		235,310

Building Products – 1.0%

Cie de Saint-Gobain	1,700	98,382

Daikin Industries Ltd.	200	36,162

Geberit AG (Registered)	272	154,878

Kingspan Group plc	1,479	102,378
		391,800

Capital Markets – 2.3%

Credit Suisse Group AG (Registered)	459	413

Daiwa Securities Group, Inc.	11,900	54,971

Deutsche Bank AG (Registered)	3,077	33,776

Deutsche Boerse AG	425	81,125

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	245

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Capital Markets – (continued)

EQT AB	969	$20,764

Hong Kong Exchanges & Clearing Ltd.	2,500	103,186

London Stock Exchange Group plc	85	8,917

Macquarie Group Ltd.	1,054	127,187

Nomura Holdings, Inc.	28,900	103,129

Schroders plc	11,237	68,599

St James’s Place plc	4,760	72,183

UBS Group AG (Registered)	12,325	250,156
		924,406

Chemicals – 3.1%

Akzo Nobel NV	1,734	143,843

Arkema SA	374	37,004

Chr Hansen Holding A/S	969	75,467

Clariant AG (Registered)*	3,434	57,333

Covestro AG* (a)	918	40,326

Croda International plc	1,377	120,807

Givaudan SA (Registered)	43	150,830

Johnson Matthey plc	697	17,202

Mitsui Chemicals, Inc.	1,700	42,636

Nissan Chemical Corp.	600	26,527

Nitto Denko Corp.	1,700	109,367

Novozymes A/S, Class B	748	38,933

Nutrien Ltd.	476	32,986

Sika AG (Registered)	935	257,793

Sumitomo Chemical Co. Ltd.	10,200	34,308

Umicore SA	68	2,234

Wacker Chemie AG	153	23,639
		1,211,235

Commercial Services & Supplies – 0.2%

Brambles Ltd.	2,975	28,016

Dai Nippon Printing Co. Ltd.	2,400	68,740
		96,756

Communications Equipment – 0.2%

Nokia OYJ	17,287	73,324

Construction & Engineering – 0.4%

Taisei Corp.	1,700	57,618

WSP Global, Inc.	782	103,096
		160,714

Investments	Shares	Value

Consumer Staples Distribution & Retail – 2.0%

Aeon Co. Ltd.	3,400	$69,104

Carrefour SA	3,451	71,855

Jeronimo Martins SGPS SA	1,020	25,787

Loblaw Cos. Ltd.	476	44,722

Metro, Inc.	646	36,779

Tesco plc	76,942	271,847

Woolworths Group Ltd.	10,812	277,445
		797,539

Containers & Packaging – 0.3%

DS Smith plc	12,138	47,309

SIG Group AG	2,839	76,043
		123,352

Diversified Consumer Services – 0.2%

Pearson plc	6,443	71,831

Diversified REITs – 0.4%

British Land Co. plc (The), REIT	7,812	39,295

GPT Group (The), REIT	27,319	79,617

Land Securities Group plc, REIT	4,284	36,303
		155,215

Diversified Telecommunication Services – 2.5%

BCE, Inc.	1,955	93,977

Deutsche Telekom AG (Registered)	14,467	349,458

Nippon Telegraph & Telephone Corp.	3,400	103,599

Singapore Telecommunications Ltd.	20,400	38,991

Swisscom AG (Registered)	306	210,750

Telefonica Deutschland Holding AG	15,368	52,002

Telefonica SA	3,927	17,883

Telia Co. AB	12,512	34,838

TELUS Corp.	4,403	93,235
		994,733

Electric Utilities – 1.9%

Acciona SA	221	40,989

EDP – Energias de Portugal SA	28,373	156,619

Hydro One Ltd.(a)	561	16,413

Iberdrola SA	15,453	200,968

Orsted A/S(a)	1,938	174,128

Terna – Rete Elettrica Nazionale	13,481	116,981

Verbund AG	578	51,623
		757,721

See Accompanying Notes to the Financial Statements.

246	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electrical Equipment – 2.3%

Mitsubishi Electric Corp.	6,800	$83,848

Schneider Electric SE	2,924	509,458

Vestas Wind Systems A/S*	12,053	332,885
		926,191

Electronic Equipment, Instruments & Components – 0.5%

Murata Manufacturing Co. Ltd.	1,700	98,381

Omron Corp.	1,900	110,820
		209,201

Energy Equipment & Services – 0.1%

Tenaris SA	1,938	27,921

Entertainment – 0.0%(b)

Nintendo Co. Ltd.	400	16,806

Financial Services – 0.4%

M&G plc	26,517	68,358

Worldline SA* (a)	1,887	82,039
		150,397

Food Products – 2.4%

Nestle SA (Registered)	6,834	879,310

Orkla ASA	9,741	69,793
		949,103

Gas Utilities – 0.5%

AltaGas Ltd.	2,176	38,024

Enagas SA	2,074	41,569

Hong Kong & China Gas Co. Ltd.	136,000	120,582
		200,175

Ground Transportation – 1.8%

Canadian National Railway Co.	2,278	271,250

Canadian Pacific Kansas City Ltd.	1,700	133,864

Central Japan Railway Co.	400	49,484

East Japan Railway Co.	3,400	194,864

MTR Corp. Ltd.	10,500	52,367

West Japan Railway Co.	300	12,979
		714,808

Health Care Equipment & Supplies – 2.5%

BioMerieux	476	49,870

Coloplast A/S, Class B	306	44,101

Investments	Shares	Value

Health Care Equipment & Supplies – (continued)

Fisher & Paykel Healthcare Corp. Ltd.	3,315	$56,675

Koninklijke Philips NV	11,101	233,908

Olympus Corp.	6,800	118,232

Siemens Healthineers AG(a)	2,261	140,832

Sonova Holding AG (Registered)	544	172,237

Sysmex Corp.	1,700	108,693

Terumo Corp.	1,700	50,639
		975,187

Hotels, Restaurants & Leisure – 0.9%

Genting Singapore Ltd.	90,100	76,313

La Francaise des Jeux SAEM(a)	1,360	58,166

Oriental Land Co. Ltd.	1,000	35,244

Sands China Ltd.*	27,200	96,500

Whitbread plc	2,261	92,275
		358,498

Household Durables – 1.4%

Barratt Developments plc	4,896	30,769

Berkeley Group Holdings plc	476	26,606

Sekisui House Ltd.	5,100	104,498

Sony Group Corp.	4,100	386,318
		548,191

Household Products – 0.5%

Henkel AG & Co. KGaA (Preference)	1,768	143,033

Reckitt Benckiser Group plc	612	49,461
		192,494

Independent Power and Renewable Electricity Producers – 0.1%

EDP Renovaveis SA*	2,380	52,971

Industrial Conglomerates – 1.9%

Hitachi Ltd.	7,100	390,288

Siemens AG (Registered)	2,091	343,730
		734,018

Industrial REITs – 0.4%

Nippon Prologis REIT, Inc., REIT	17	38,641

Segro plc, REIT	12,308	129,143
		167,784

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	247

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Insurance – 6.2%

AIA Group Ltd.	27,200	$294,353

Allianz SE (Registered)	1,751	439,684

ASR Nederland NV	544	23,927

Aviva plc	23,647	125,724

AXA SA	10,914	356,291

Dai-ichi Life Holdings, Inc.	100	1,847

Insurance Australia Group Ltd.	15,878	52,255

Japan Post Insurance Co. Ltd.	1,700	27,454

Legal & General Group plc	73,032	214,890

MS&AD Insurance Group Holdings, Inc.	4,100	133,841

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)*	289	108,639

NN Group NV	1,887	70,351

QBE Insurance Group Ltd.	7,004	70,956

Sun Life Financial, Inc.	3,366	164,937

Swiss Re AG	816	82,255

Zurich Insurance Group AG	595	288,659
		2,456,063

Interactive Media & Services – 0.2%

Z Holdings Corp.	35,700	97,165

IT Services – 2.0%

Capgemini SE	1,904	346,623

CGI, Inc.*	731	74,113

Fujitsu Ltd.	2,100	278,530

Nomura Research Institute Ltd.	3,400	85,396
		784,662

Leisure Products – 0.2%

Yamaha Corp.	1,700	66,544

Machinery – 2.1%

Alstom SA	4,233	106,269

Atlas Copco AB, Class A	6,171	89,100

Epiroc AB, Class A	1,989	39,752

GEA Group AG	1,564	73,452

Hitachi Construction Machinery Co. Ltd.	1,700	41,575

Husqvarna AB, Class B	4,182	36,001

KION Group AG	1,275	52,672

Investments	Shares	Value

Machinery – (continued)

Knorr-Bremse AG	391	$27,385

Komatsu Ltd.	5,100	125,248

Kone OYJ, Class B	561	32,020

Kubota Corp.	1,700	25,569

SKF AB, Class B	4,675	84,455

Volvo AB, Class B	1,666	34,238

Yaskawa Electric Corp.	1,700	68,792
		836,528

Media – 1.1%

Dentsu Group, Inc.	2,000	71,604

Informa plc	4,420	40,144

Publicis Groupe SA	2,261	185,014

WPP plc	12,495	145,617
		442,379

Metals & Mining – 3.2%

Anglo American plc	1,292	39,705

Barrick Gold Corp.	1,904	36,162

BlueScope Steel Ltd.	3,538	46,458

Fortescue Metals Group Ltd.	11,441	158,323

Fresnillo plc	612	5,472

Kinross Gold Corp.	14,091	70,959

Newcrest Mining Ltd.	7,412	141,656

Norsk Hydro ASA	10,914	79,851

Northern Star Resources Ltd.	6,052	53,833

Rio Tinto Ltd.	1,938	143,762

Rio Tinto plc	2,108	133,776

Sumitomo Metal Mining Co. Ltd.	200	7,357

Teck Resources Ltd., Class B	5,559	258,666

Wheaton Precious Metals Corp.	1,717	84,628
		1,260,608

Multi-Utilities – 0.2%

National Grid plc	5,236	75,321

Office REITs – 0.5%

Dexus, REIT	7,799	40,098

Gecina SA, REIT	663	73,854

Japan Real Estate Investment Corp., REIT	17	67,293
		181,245

See Accompanying Notes to the Financial Statements.

248	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Oil, Gas & Consumable Fuels – 5.5%

Ampol Ltd.	1,870	$36,987

BP plc	4,488	30,145

Cameco Corp.	4,233	116,257

Enbridge, Inc.	11,424	453,743

ENEOS Holdings, Inc.	23,800	84,248

Eni SpA	6,392	97,002

Neste OYJ	4,386	212,764

Pembina Pipeline Corp.	2,601	85,530

Repsol SA	7,004	103,189

Shell plc	21,131	651,240

TotalEnergies SE	5,168	330,575

Woodside Energy Group Ltd.	1	21
		2,201,701

Paper & Forest Products – 0.4%

Mondi plc	4,488	71,358

UPM-Kymmene OYJ	1,207	38,510

West Fraser Timber Co. Ltd.	884	63,874
		173,742

Personal Care Products – 2.3%

Kao Corp.	5,100	206,187

L’Oreal SA	986	471,067

Unilever plc	4,522	252,158
		929,412

Pharmaceuticals – 9.6%

AstraZeneca plc	4,267	629,961

Daiichi Sankyo Co. Ltd.	6,800	232,068

DSM-Firmenich AG*	1,190	156,022

GSK plc	12,274	222,306

Merck KGaA*	255	45,761

Novartis AG (Registered)	3,978	407,298

Novo Nordisk A/S, Class B	4,981	829,712

Ono Pharmaceutical Co. Ltd.	3,500	70,532

Roche Holding AG	1,819	572,953

Sanofi	3,604	397,882

Takeda Pharmaceutical Co. Ltd.	6,900	228,640

UCB SA	323	30,103
		3,823,238

Investments	Shares	Value

Professional Services – 2.0%

Adecco Group AG (Registered)	731	$25,074

Experian plc	714	25,218

Randstad NV	1,054	57,273

Recruit Holdings Co. Ltd.	3,700	103,909

RELX plc	13,481	448,345

Wolters Kluwer NV	1,037	137,554
		797,373

Real Estate Management & Development – 0.5%

City Developments Ltd.	3,400	17,712

Daiwa House Industry Co. Ltd.	6,800	172,640

Hongkong Land Holdings Ltd.	5,100	22,593
		212,945

Retail REITs – 0.5%

CapitaLand Integrated Commercial Trust, REIT	66,300	100,880

Unibail-Rodamco-Westfield, REIT*	493	26,419

Vicinity Ltd., REIT	56,508	78,421
		205,720

Semiconductors & Semiconductor Equipment – 2.0%

Advantest Corp.	1,100	85,146

ASML Holding NV	1,037	656,571

Renesas Electronics Corp.*	1,700	22,123

Tokyo Electron Ltd.	300	34,139
		797,979

Software – 2.3%

Open Text Corp.	3,553	134,413

SAP SE	4,774	647,533

Xero Ltd.*	1,853	114,300
		896,246

Specialty Retail – 1.6%

Fast Retailing Co. Ltd.	200	47,017

H & M Hennes & Mauritz AB, Class B	3,179	46,452

Industria de Diseno Textil SA	12,495	429,836

Kingfisher plc	13,039	42,201

Zalando SE* (a)	2,108	86,503
		652,009

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	249

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Technology Hardware, Storage & Peripherals – 0.9%

Canon, Inc.	10,300	$244,934

Ricoh Co. Ltd.	5,100	41,987

Seiko Epson Corp.	3,400	51,712
		338,633

Textiles, Apparel & Luxury Goods – 2.9%

adidas AG	340	59,847

Burberry Group plc	4,624	150,587

Cie Financiere Richemont SA (Registered)	697	115,077

Kering SA	629	402,553

LVMH Moet Hennessy Louis Vuitton SE	425	408,673
		1,136,737

Trading Companies & Distributors – 1.1%

Bunzl plc	2,023	80,451

ITOCHU Corp.	8,500	280,410

Rexel SA*	3,468	80,402
		441,263

Transportation Infrastructure – 1.1%

Getlink SE	3,927	73,529

Transurban Group	35,156	348,260
		421,789

Water Utilities – 0.1%

Severn Trent plc	646	23,807

Wireless Telecommunication Services – 0.9%

Rogers Communications, Inc., Class B	221	10,907

SoftBank Corp.	18,700	210,326

Vodafone Group plc	115,923	139,730
		360,963
Total Common Stocks (Cost $37,240,980)		39,009,133

Total Investments – 98.3% (Cost $37,240,980)		39,009,133

Other assets less liabilities – 1.7%		683,970
NET ASSETS – 100.0%		$39,693,103
*	Non-income producing security.

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

Abbreviations

CVA – Dutch Certification

OYJ – Public Limited Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT – Real Estate Investment Trust

SCA – Limited partnership with share capital

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,795,990
Aggregate gross unrealized depreciation	(1,057,621)
Net unrealized appreciation	$1,738,369
Federal income tax cost	$37,289,670

See Accompanying Notes to the Financial Statements.

250	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (cont.)

Futures Contracts

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund had the following open futures contracts as of April 30, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
MSCI EAFE E-Mini Index	5	06/16/2023	USD	$537,400	$22,678
TOPIX Mini Index	3	06/08/2023	JPY	45,342	1,469
					$24,147

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund had the following outstanding contracts as of April 30, 2023:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
CAD	47,124	Citibank NA	USD	34,300	06/21/2023	$482
CAD	14,185	JPMorgan Chase Bank NA	USD	10,329	06/21/2023	140
CHF	10,010	JPMorgan Chase Bank NA	USD	10,893	06/21/2023	421
DKK	122,500	JPMorgan Chase Bank NA	USD	17,629	06/21/2023	579
EUR	36,994	JPMorgan Chase Bank NA	USD	39,596	06/21/2023	1,365
GBP	12,141	JPMorgan Chase Bank NA	USD	14,769	06/21/2023	508
SEK	167,174	JPMorgan Chase Bank NA	USD	15,999	06/21/2023	343
USD	20,241	UBS AG	AUD	30,448	06/21/2023	75
USD	7,039	Toronto-Dominion Bank (The)	HKD	55,077	06/21/2023	8
USD	2,404	Citibank NA	ILS	8,590	06/21/2023	37
USD	53,487	JPMorgan Chase Bank NA	JPY	6,967,850	06/21/2023	1,912
USD	43,870	Morgan Stanley	NOK	464,147	06/21/2023	347
USD	13,955	JPMorgan Chase Bank NA	NZD	22,347	06/21/2023	155
Total unrealized appreciation						$6,372
JPY	18,580,604	Morgan Stanley	USD	138,412	06/21/2023	$(883)
USD	59,803	Morgan Stanley	CHF	55,432	06/21/2023	(2,848)
USD	8,059	Morgan Stanley	DKK	56,285	06/21/2023	(307)
USD	22,037	JPMorgan Chase Bank NA	EUR	20,023	06/21/2023	(133)
USD	72,290	Toronto-Dominion Bank (The)	EUR	67,937	06/21/2023	(2,934)
USD	41,977	Citibank NA	GBP	35,152	06/21/2023	(2,254)
USD	8,434	Morgan Stanley	NZD	13,752	06/21/2023	(58)
USD	52,373	Morgan Stanley	SEK	557,374	06/21/2023	(2,113)
USD	7,858	UBS AG	SGD	10,575	06/21/2023	(83)
Total unrealized depreciation						$(11,613)
Net unrealized depreciation						$(5,241)

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	251

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (cont.)

Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

USD – US Dollar

Security Type	% of Net Assets
Common Stocks	98.3%
Others(1)	1.7
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

252	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® ESG & Climate Emerging Markets Core Index Fund

April 30, 2023 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 98.8%

Air Freight & Logistics – 0.2%

Hyundai Glovis Co. Ltd.	62	$7,583

JD Logistics, Inc.* (a)	1,000	1,554
		9,137

Automobile Components – 0.8%

Hyundai Mobis Co. Ltd.	210	34,127

Automobiles – 1.3%

Li Auto, Inc., ADR*	1,924	45,214

XPeng, Inc., Class A*	3,000	14,370
		59,584

Banks – 16.0%

Agricultural Bank of China Ltd., Class H	50,000	19,300

Akbank TAS	11,480	9,474

Alinma Bank	1,608	13,569

Banco Bradesco SA	5,600	13,902

Banco Bradesco SA (Preference)	10,000	27,684

Banco do Brasil SA	3,000	25,701

Bancolombia SA	918	7,090

Bancolombia SA (Preference)	1,470	9,178

Bank AlBilad*	538	5,931

Bank Rakyat Indonesia Persero Tbk. PT	89,400	31,080

China Construction Bank Corp., Class H	80,000	53,504

CIMB Group Holdings Bhd.	16,800	19,058

Commercial International Bank Egypt SAE	8,800	15,208

E.Sun Financial Holding Co. Ltd.	45,849	37,210

Eurobank Ergasias Services and Holdings SA*	8,970	12,676

First Abu Dhabi Bank PJSC	9,284	35,852

First Financial Holding Co. Ltd.	36,000	31,735

Grupo Financiero Banorte SAB de CV, Class O	1,200	10,343

Hana Financial Group, Inc.	1,024	32,096

Industrial & Commercial Bank of China Ltd., Class H	70,000	37,631

ING Bank Slaski SA*	114	4,352

Itau Unibanco Holding SA (Preference)	1,600	8,290

KB Financial Group, Inc.	1,098	40,609

Mega Financial Holding Co. Ltd.	36,000	39,873

Investments	Shares	Value

Banks – (continued)

Nedbank Group Ltd.	1,532	$17,684

OTP Bank Nyrt.	790	24,076

Powszechna Kasa Oszczednosci Bank Polski SA	1,488	11,500

Santander Bank Polska SA	118	9,617

Shinhan Financial Group Co. Ltd.	1,430	37,342

SinoPac Financial Holdings Co. Ltd.	4,210	2,287

Standard Bank Group Ltd.	3,690	34,569

Taishin Financial Holding Co. Ltd.	12,000	6,753

Turkiye Garanti Bankasi A/S	2,034	2,863

Turkiye Is Bankasi A/S, Class C	12,320	6,861

Yapi ve Kredi Bankasi A/S	10,982	5,347

Yes Bank Ltd.*	39,544	7,586
		707,831

Beverages – 0.9%

Ambev SA	5,200	14,718

Arca Continental SAB de CV	200	1,897

Coca-Cola Femsa SAB de CV	1,800	14,811

United Spirits Ltd.*	1,056	10,028
		41,454

Broadline Retail – 6.2%

Alibaba Group Holding Ltd., ADR*	2,138	181,067

JD.com, Inc., ADR	46	1,643

Naspers Ltd., Class N	96	17,123

PDD Holdings, Inc., ADR*	142	9,678

Prosus NV*	434	32,519

Vipshop Holdings Ltd., ADR*	1,376	21,603

Woolworths Holdings Ltd.	3,332	11,855
		275,488

Capital Markets – 0.4%

B3 SA – Brasil Bolsa Balcao	2,400	5,603

Mirae Asset Securities Co. Ltd.	944	4,895

NH Investment & Securities Co. Ltd.	516	3,605

Saudi Tadawul Group Holding Co.	128	5,706
		19,809

Chemicals – 3.1%

Asian Paints Ltd.	1,046	37,097

Indorama Ventures PCL, NVDR	5,800	5,775

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	253

FlexShares® ESG & Climate Emerging Markets Core Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Chemicals – (continued)

LG Chem Ltd.	40	$22,116

Orbia Advance Corp. SAB de CV	3,450	7,922

PI Industries Ltd.	56	2,316

PTT Global Chemical PCL, NVDR	4,600	5,590

Sahara International Petrochemical Co.	400	4,127

SK IE Technology Co. Ltd.* (a)	88	5,083

Sociedad Quimica y Minera de Chile SA (Preference), Class B	304	20,709

UPL Ltd.	1,686	15,252

Yanbu National Petrochemical Co.	778	9,272
		135,259

Commercial Services & Supplies – 0.1%

China Everbright Environment Group Ltd.	12,000	5,075

Construction & Engineering – 0.4%

Hyundai Engineering & Construction Co. Ltd.	276	8,455

Samsung Engineering Co. Ltd.*	422	9,175
		17,630

Construction Materials – 0.6%

Siam Cement PCL (The), NVDR	2,600	23,908

UltraTech Cement Ltd.	30	2,770
		26,678

Consumer Staples Distribution & Retail – 2.4%

Alibaba Health Information Technology Ltd.*	16,000	11,434

CP ALL PCL, NVDR*	15,600	29,580

Nahdi Medical Co.	20	956

Raia Drogasil SA	200	1,051

Shoprite Holdings Ltd.	1,138	13,877

Wal-Mart de Mexico SAB de CV	12,600	50,633
		107,531

Containers & Packaging – 0.3%

Klabin SA	2,400	9,177

SCG Packaging PCL, NVDR	4,200	5,412
		14,589

Investments	Shares	Value

Diversified REITs – 0.2%

Growthpoint Properties Ltd., REIT	10,054	$7,000

Diversified Telecommunication Services – 2.2%

Chunghwa Telecom Co. Ltd.	12,000	49,573

Emirates Telecommunications Group Co. PJSC	518	3,386

Hellenic Telecommunications Organization SA	712	10,415

Indus Towers Ltd.	2,388	4,523

LG Uplus Corp.	764	6,290

Saudi Telecom Co.	630	7,559

Telefonica Brasil SA	1,800	14,795

Tower Bersama Infrastructure Tbk. PT	19,000	2,668
		99,209

Electric Utilities – 1.2%

Centrais Eletricas Brasileiras SA	2,200	14,886

Centrais Eletricas Brasileiras SA (Preference), Class B	1,200	8,733

CEZ A/S	76	4,099

Cia Energetica de Minas Gerais	800	3,230

Cia Energetica de Minas Gerais (Preference)	5,000	12,343

Cia Paranaense de Energia (Preference)	5,200	8,336
		51,627

Electrical Equipment – 0.6%

CG Power & Industrial Solutions Ltd.	2,020	7,624

Doosan Enerbility Co. Ltd.*	120	1,496

Havells India Ltd.	884	13,289

Xinjiang Goldwind Science & Technology Co. Ltd., Class H	2,800	2,290
		24,699

Electronic Equipment, Instruments & Components – 1.8%

AUO Corp.	20,000	11,059

Delta Electronics Thailand PCL, NVDR	4,000	8,522

Delta Electronics, Inc.	2,000	19,517

Hon Hai Precision Industry Co. Ltd.	3,000	10,198

Samsung Electro-Mechanics Co. Ltd.	192	20,643

Samsung SDI Co. Ltd.	16	8,261
		78,200

See Accompanying Notes to the Financial Statements.

254	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate Emerging Markets Core Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Energy Equipment & Services – 0.2%

Dialog Group Bhd.	13,000	$6,674

Entertainment – 2.2%

Kingsoft Corp. Ltd.	3,200	14,003

NCSoft Corp.	56	15,774

NetEase, Inc., ADR	756	67,382
		97,159

Financial Services – 1.8%

FirstRand Ltd.	7,192	25,316

Grupo de Inversiones Suramericana SA	1,202	10,855

Housing Development Finance Corp. Ltd.	558	18,925

Yuanta Financial Holding Co. Ltd.	34,000	24,995
		80,091

Food Products – 0.6%

Charoen Pokphand Foods PCL, NVDR	6,200	3,686

CJ CheilJedang Corp.	28	6,475

Marico Ltd.	1,836	11,137

Nestle Malaysia Bhd.	200	6,075
		27,373

Gas Utilities – 0.9%

ENN Energy Holdings Ltd.	2,800	38,166

Korea Gas Corp.*	100	2,002
		40,168

Ground Transportation – 0.7%

BTS Group Holdings PCL, NVDR	30,800	6,945

Full Truck Alliance Co. Ltd., ADR*	1,042	6,669

Rumo SA	4,600	18,114
		31,728

Health Care Equipment & Supplies – 0.0%(b)

Microport Scientific Corp.*	600	1,321

Health Care Providers & Services – 0.1%

Sinopharm Group Co. Ltd., Class H	800	2,828

Hotels, Restaurants & Leisure – 3.9%

Kangwon Land, Inc.	336	4,745

Meituan, Class B* (a)	4,800	81,326

OPAP SA	690	11,777

Investments	Shares	Value

Hotels, Restaurants & Leisure – (continued)

Trip.com Group Ltd.*	600	$21,004

Yum China Holdings, Inc.	854	52,247
		171,099

Household Durables – 0.9%

Arcelik A/S*	422	2,101

Coway Co. Ltd.	202	7,403

LG Electronics, Inc.	364	29,726
		39,230

Household Products – 0.3%

Blue Moon Group Holdings Ltd.(a)	3,000	1,781

Unilever Indonesia Tbk. PT	26,800	8,038

Vinda International Holdings Ltd.	2,000	5,223
		15,042

Independent Power and Renewable Electricity Producers – 0.8%

Adani Green Energy Ltd.*	1,098	12,760

China Longyuan Power Group Corp. Ltd., Class H	12,000	12,535

Energy Absolute PCL, NVDR	6,000	11,904
		37,199

Industrial Conglomerates – 2.4%
Alpha Dhabi Holding PJSC*	1,600	9,586
Far Eastern New Century Corp.	10,000	10,377
International Holding Co. PJSC*	350	37,650
Multiply Group PJSC*	10,216	9,348
Samsung C&T Corp.	222	18,179
Siemens Ltd.	250	10,538

Turkiye Sise ve Cam Fabrikalari A/S	4,658	8,828
		104,506

Insurance – 3.5%
Cathay Financial Holding Co. Ltd.	27,958	38,605
Fubon Financial Holding Co. Ltd.	22,000	42,222
ICICI Prudential Life Insurance Co. Ltd.(a)	500	2,655
Ping An Insurance Group Co. of China Ltd., Class H	9,000	65,007
Powszechny Zaklad Ubezpieczen SA	502	4,633

Samsung Life Insurance Co. Ltd.	42	2,081
		155,203

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	255

FlexShares® ESG & Climate Emerging Markets Core Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Interactive Media & Services – 2.4%
Autohome, Inc., ADR	220	$6,523
Info Edge India Ltd.	248	11,443
Kanzhun Ltd., ADR*	624	11,538
Kuaishou Technology* (a)	5,600	36,597

NAVER Corp.	286	41,092
		107,193

IT Services – 3.7%
Arabian Internet & Communications Services Co.	80	5,951
Elm Co.	14	1,654
GDS Holdings Ltd., ADR*	616	9,566
HCL Technologies Ltd.	2,250	29,256
Infosys Ltd.	4,094	62,671
Samsung SDS Co. Ltd.	124	10,868
Tech Mahindra Ltd.	1,954	24,443

Wipro Ltd.	4,562	21,462
		165,871

Life Sciences Tools & Services – 1.6%
Divi’s Laboratories Ltd.	456	18,209
WuXi AppTec Co. Ltd., Class H(a)	1,200	10,494

Wuxi Biologics Cayman, Inc.* (a)	7,000	41,421
		70,124

Machinery – 0.5%
Cummins India Ltd.	328	6,315
Haitian International Holdings Ltd.	2,000	5,172
Weichai Power Co. Ltd., Class H	2,000	2,945

Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,800	7,246
		21,678

Marine Transportation – 0.2%

MISC Bhd.	4,600	7,528

Media – 0.3%
Elang Mahkota Teknologi Tbk. PT	88,400	4,248

Grupo Televisa SAB, Series CPO	9,400	9,505
		13,753

Metals & Mining – 3.6%
Anglo American Platinum Ltd.	184	10,901
AngloGold Ashanti Ltd.	572	15,311
Gold Fields Ltd.	3,148	48,906

Investments	Shares	Value

Metals & Mining – (continued)
Grupo Mexico SAB de CV, Series B	4,000	$19,604
Hindalco Industries Ltd.	4,734	25,227
JSW Steel Ltd.	1,218	10,795
Kumba Iron Ore Ltd.	214	5,194

Sibanye Stillwater Ltd.	9,790	21,616
		157,554

Oil, Gas & Consumable Fuels – 3.8%
Bharat Petroleum Corp. Ltd.	2,348	10,260
Cosan SA	4,000	11,977
COSCO SHIPPING Energy Transportation Co. Ltd., Class H*	4,000	4,102
Empresas Copec SA	1,170	8,192
MOL Hungarian Oil & Gas plc	482	3,910
Petroleo Brasileiro SA (Preference)	400	1,895
Petronas Dagangan Bhd.	1,000	5,076
Polski Koncern Naftowy ORLEN SA	1,936	29,589
PTT Exploration & Production PCL, NVDR	5,000	21,671
PTT PCL, NVDR	23,000	20,880
Reliance Industries Ltd.	514	15,203
SK Innovation Co. Ltd.*	188	24,315
Thai Oil PCL, NVDR	3,600	4,902

Ultrapar Participacoes SA	2,600	7,505
		169,477

Paper & Forest Products – 0.3%
Empresas CMPC SA	3,974	6,267

Suzano SA	800	6,364
		12,631

Passenger Airlines – 0.2%

Korean Air Lines Co. Ltd.	400	6,829

Personal Care Products – 1.5%
AMOREPACIFIC Group	52	1,422
Colgate-Palmolive India Ltd.	124	2,417
Godrej Consumer Products Ltd.*	588	6,520
Hindustan Unilever Ltd.	1,666	50,025

LG H&H Co. Ltd.	14	6,517
		66,901

Pharmaceuticals – 2.0%
Aspen Pharmacare Holdings Ltd.	1,284	12,838
China Medical System Holdings Ltd.	4,000	6,624
Cipla Ltd.	502	5,570

See Accompanying Notes to the Financial Statements.

256	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate Emerging Markets Core Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Pharmaceuticals – (continued)
CSPC Pharmaceutical Group Ltd.	32,000	$32,530
Dr Reddy’s Laboratories Ltd.	392	23,614
Richter Gedeon Nyrt.	288	6,962

Sun Pharmaceutical Industries Ltd.	230	2,776
		90,914

Real Estate Management & Development – 1.2%
DLF Ltd.	1,852	9,645
KE Holdings, Inc., ADR*	1,672	26,234
Longfor Group Holdings Ltd.(a)	4,000	10,879

NEPI Rockcastle NV	1,398	8,452
		55,210

Semiconductors & Semiconductor Equipment – 9.4%

Daqo New Energy Corp., ADR*	200	9,184

Flat Glass Group Co. Ltd., Class H	2,000	5,592

GCL Technology Holdings Ltd.*	72,000	17,977

SK Hynix, Inc.	398	26,615

Taiwan Semiconductor Manufacturing Co. Ltd.	19,000	310,255

United Microelectronics Corp.*	18,000	28,748

Xinyi Solar Holdings Ltd.	16,000	17,101
		415,472

Specialty Retail – 0.5%

Chow Tai Fook Jewellery Group Ltd.	6,800	13,600

Lojas Renner SA	3,400	10,765
		24,365

Technology Hardware, Storage & Peripherals – 3.9%

Asustek Computer, Inc.	2,000	18,378

Compal Electronics, Inc.	16,000	12,465

Lenovo Group Ltd.	24,000	24,520

Micro-Star International Co. Ltd.	1,000	4,733

Samsung Electronics Co. Ltd.	2,350	115,007
		175,103

Textiles, Apparel & Luxury Goods – 1.2%

Feng TAY Enterprise Co. Ltd.	2,000	12,393

Li Ning Co. Ltd.	3,500	24,902

LPP SA	4	11,568

Page Industries Ltd.	10	4,927
		53,790

Investments	Shares	Value

Transportation Infrastructure – 1.7%

Abu Dhabi Ports Co. PJSC*	3,814	$7,115

Adani Ports & Special Economic Zone Ltd.	1,866	15,535

CCR SA	4,000	10,850

Grupo Aeroportuario del Pacifico SAB de CV, Class B	630	11,172

International Container Terminal Services, Inc.	3,560	13,948

Jiangsu Expressway Co. Ltd., Class H	4,000	4,051

Salik Co. PJSC	6,460	5,260

Taiwan High Speed Rail Corp.	6,000	6,060

Westports Holdings Bhd.	2,800	2,216
		76,207

Wireless Telecommunication Services – 3.8%

Advanced Info Service PCL, NVDR	4,000	25,068

Bharti Airtel Ltd.	5,180	50,593

Etihad Etisalat Co.	1,296	15,894

Far EasTone Telecommunications Co. Ltd.	6,000	15,399

Mobile Telecommunications Co. KSCP	7,538	14,001

Taiwan Mobile Co. Ltd.	6,000	20,200

TIM SA	3,000	8,395

Vodacom Group Ltd.	2,476	16,959
		166,509
Total Common Stocks (Cost $4,803,487)		4,381,657

Total Investments – 98.8% (Cost $4,803,487)		4,381,657

Other assets less liabilities – 1.2%		52,047
NET ASSETS – 100.0%		$4,433,704

*	Non-income producing security.

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Represents less than 0.05% of net assets.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	257

FlexShares® ESG & Climate Emerging Markets Core Index Fund (cont.)

Percentages shown are based on Net Assets.

Abbreviations

ADR – American Depositary Receipt

NVDR – Non-Voting Depositary Receipt

PJSC – Public Joint Stock Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT – Real Estate Investment Trust

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$192,284
Aggregate gross unrealized depreciation	(628,171)
Net unrealized depreciation	$(435,887)
Federal income tax cost	$4,818,512

Futures Contracts

FlexShares® ESG & Climate Emerging Markets Core Index Fund had the following open futures contract as of April 30, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
MSCI Emerging Markets E-Mini Index	1	06/16/2023	USD	$49,210	$968

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD – US Dollar

FlexShares® ESG & Climate Emerging Markets Core Index invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2023:

Brazil	5.5%
Chile	0.8
China	24.9
Colombia	0.6
Czech Republic	0.1
Egypt	0.3
Greece	0.8
Hungary	0.8
India	12.7
Indonesia	1.0
Kuwait	0.3
Malaysia	1.1
Mexico	2.8
Philippines	0.3
Poland	1.6
Saudi Arabia	1.6
South Africa	6.8
South Korea	12.7
Taiwan	17.0
Thailand	3.9
Turkey	0.8
United Arab Emirates	2.4
Other[1]	1.2
100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

258	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate Emerging Markets Core Index Fund (cont.)

Security Type	% of Net Assets
Common Stocks	98.8%
Others(1)	1.2
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	259

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

April 30, 2023 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 99.4%

Building Products – 0.5%

Simpson Manufacturing Co., Inc.	148,218	$18,642,860

UFP Industries, Inc.	218,798	17,180,019
		35,822,879

Chemicals – 16.4%

CF Industries Holdings, Inc.	1,291,614	92,453,730

Chengxin Lithium Group Co. Ltd., Class A	352,900	1,617,751

Corteva, Inc.	4,608,874	281,694,379

FMC Corp.	822,257	101,614,520

ICL Group Ltd.	7,100,348	43,444,223

K+S AG (Registered)	2,029,175	40,525,385

Mosaic Co. (The)	2,156,219	92,393,984

Nutrien Ltd.	4,640,635	321,590,565

PhosAgro PJSC‡	308,581	—

PI Industries Ltd.	797,554	32,984,423

Qinghai Salt Lake Industry Co. Ltd., Class A*	4,587,700	13,521,670

SABIC Agri-Nutrients Co.	2,424,423	86,357,990

Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	1,764,500	8,119,318

UPL Ltd.	5,169,985	46,768,271

Yara International ASA	1,700,978	68,223,042
		1,231,309,251

Food Products – 11.8%

a2 Milk Co. Ltd. (The)* (a)	7,485,009	27,276,383

Adani Wilmar Ltd.*	1,224,563	6,162,749

Archer-Daniels-Midland Co.	3,525,471	275,268,776

Bakkafrost P/F	522,292	37,909,906

Bunge Ltd.	956,359	89,515,202

Cal-Maine Foods, Inc.	247,030	11,733,925

Charoen Pokphand Foods PCL, NVDR	34,937,100	20,769,401

Charoen Pokphand Indonesia Tbk. PT	75,873,500	23,739,561

Kuala Lumpur Kepong Bhd.	5,646,400	27,216,142

Mowi ASA	4,919,426	93,454,876

Muyuan Foods Co. Ltd., Class A	4,587,708	31,698,505

Investments	Shares	Value

Food Products – (continued)

New Hope Liuhe Co. Ltd., Class A*	3,881,900	$7,289,559

PPB Group Bhd.	7,763,800	28,301,623

Tyson Foods, Inc., Class A	1,888,015	117,982,057

Wilmar International Ltd.	31,408,100	92,518,707
		890,837,372

Metals & Mining – 29.8%

Agnico Eagle Mines Ltd.	1,401,013	79,393,835

Alcoa Corp.	398,777	14,810,578

Anglo American plc	4,104,227	126,127,842

Barrick Gold Corp.	5,469,950	103,889,930

BHP Group Ltd.	11,988,013	351,749,161

Boliden AB(a)	836,373	29,859,835

First Quantum Minerals Ltd.(a)	1,683,333	40,857,718

Fortescue Metals Group Ltd.	4,979,419	68,906,191

Franco-Nevada Corp.	554,053	83,980,104

Freeport-McMoRan, Inc.	3,419,601	129,637,074

Glencore plc	37,721,481	222,362,888

Gold Fields Ltd.	2,643,221	41,064,165

Grupo Mexico SAB de CV, Series B	9,175,400	44,969,073

Hindalco Industries Ltd.	4,199,510	22,378,913

Impala Platinum Holdings Ltd.	2,579,699	25,077,771

Mineral Resources Ltd.	479,944	23,369,159

MMC Norilsk Nickel PJSC‡	1,277,631	—

Newcrest Mining Ltd.	2,636,163	50,381,773

Newmont Corp.	1,944,479	92,168,305

Norsk Hydro ASA	3,966,596	29,021,068

Pilbara Minerals Ltd.(b)	8,106,113	22,713,361

Rio Tinto plc	3,112,578	197,526,943

Saudi Arabian Mining Co.*	2,378,546	44,010,743

Sibanye Stillwater Ltd.	8,451,955	18,661,676

South32 Ltd.	13,336,091	37,367,780

Sumitomo Metal Mining Co. Ltd.	793,500	29,189,891

Teck Resources Ltd., Class B(a)	1,365,723	63,548,462

Vale SA	11,292,800	163,426,591

Wheaton Precious Metals Corp.(a)	1,453,948	71,662,924

See Accompanying Notes to the Financial Statements.

260	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Metals & Mining – (continued)

Zijin Mining Group Co. Ltd., Class A	4,940,600	$9,149,259
		2,237,263,013

Oil, Gas & Consumable Fuels – 31.2%

APA Corp.	289,378	10,663,579

BP plc	26,188,709	175,906,249

Cameco Corp.(a)	1,348,078	37,024,188

Canadian Natural Resources Ltd.(a)	1,542,173	93,874,366

Cenovus Energy, Inc.(a)	1,955,066	32,779,032

Chevron Corp.	1,598,637	269,498,225

ConocoPhillips	1,093,990	112,560,631

Coterra Energy, Inc.	705,800	18,068,480

Devon Energy Corp.	585,814	31,300,042

Diamondback Energy, Inc.	158,805	22,582,071

Eni SpA(a)	3,546,645	53,822,409

Enviva, Inc.(a)	134,102	2,883,193

EOG Resources, Inc.	515,234	61,555,006

EQT Corp.	342,313	11,926,185

Equinor ASA(a)	1,524,528	43,492,348

Exxon Mobil Corp.	3,430,188	405,928,448

Gazprom PJSC‡	15,937,700	—

Hess Corp.	250,559	36,346,089

Inpex Corp.	1,411,600	15,270,347

LUKOIL PJSC‡	483,340	—

Marathon Oil Corp.	568,169	13,726,963

Novatek PJSC‡	1,237,715	—

Occidental Petroleum Corp.	624,633	38,433,668

Ovintiv, Inc.	229,385	8,276,211

Petroleo Brasileiro SA (Preference)	6,352,200	30,092,275

Pioneer Natural Resources Co.	211,740	46,064,037

Repsol SA	2,022,117	29,791,607

Rosneft Oil Co. PJSC‡	2,926,433	—

Santos Ltd.	4,573,584	21,368,743

Saudi Arabian Oil Co.(b)	3,049,056	29,265,475

Shell plc	10,107,056	311,491,260

Suncor Energy, Inc.(a)	1,888,015	59,050,060

Tatneft PJSC‡	2,021,036	—

Texas Pacific Land Corp.	6,228	9,202,804

Investments	Shares	Value

Oil, Gas & Consumable Fuels – (continued)

TotalEnergies SE(a)	3,500,768	$223,929,286

Tourmaline Oil Corp.(a)	465,828	20,906,105

Woodside Energy Group Ltd.	2,837,317	63,151,371
		2,340,230,753

Paper & Forest Products – 3.1%

Canfor Corp.* (a)	278,791	4,185,051

Dexco SA*	1,411,600	1,661,918

Dongwha Enterprise Co. Ltd.*	38,819	1,432,799

Interfor Corp.* (a)	229,385	3,595,609

Mondi plc	2,396,191	38,098,922

Stella-Jones, Inc.	229,385	8,967,037

Suzano SA	3,881,900	30,882,321

Svenska Cellulosa AB SCA, Class B(a)	2,929,070	40,107,035

UPM-Kymmene OYJ(a)	2,576,170	82,194,250

West Fraser Timber Co. Ltd.(a)	292,907	21,164,113
		232,289,055

Semiconductors & Semiconductor Equipment – 0.3%

Tongwei Co. Ltd., Class A	3,881,806	22,316,378

Specialized REITs – 1.0%

Weyerhaeuser Co., REIT	2,629,105	78,636,530

Water Utilities – 5.3%

American States Water Co.	158,805	14,093,944

American Water Works Co., Inc.	772,851	114,575,161

Beijing Enterprises Water Group Ltd.(a)	28,232,000	7,156,993

California Water Service Group	229,385	12,863,911

China Water Affairs Group Ltd.(a)	7,058,000	5,646,472

Chongqing Water Group Co. Ltd., Class A	1,058,780	840,520

Cia de Saneamento Basico do Estado de Sao Paulo SABESP*	2,117,400	19,524,004

Cia de Saneamento de Minas Gerais Copasa MG	1,058,700	3,605,994

Cia de Saneamento do Parana*	1,411,600	5,361,024

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	261

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Water Utilities – (continued)

Essential Utilities, Inc.	1,002,236	$42,795,477

Guangdong Investment Ltd.	19,935,941	19,047,320

Pennon Group plc	1,697,449	18,348,303

Severn Trent plc	1,708,036	62,945,069

SJW Group	109,399	8,305,572

United Utilities Group plc	4,559,468	62,007,206
		397,116,970
Total Common Stocks (Cost $6,573,376,166)		7,465,822,201
	Principal Amount

SECURITIES LENDING REINVESTMENTS – 2.0%(c)

CERTIFICATES OF DEPOSIT – 0.0%(d) (e)

Bank of America NA (US Federal Funds Effective Rate (continuous series) + 0.40%), 5.23%, 10/19/2023 (Cost $2,000,000)	$2,000,000	1,999,316

INVESTMENT COMPANIES – 0.4%

BlackRock Liquidity FedFund, Institutional Shares
4.86%	10,000,000	10,000,000

Goldman Sachs Financial Square Government Fund, Institutional Class
4.87%	10,000,000	10,000,000

Invesco Government & Agency Portfolio, Institutional Shares
4.88%	10,000,000	10,000,000
Total Investment Companies (Cost $30,000,000)		30,000,000

Investments	Principal Amount	Value

REPURCHASE AGREEMENTS – 1.6%

BofA Securities, Inc., 5.26%, dated 4/30/2023, due 7/31/2023, repurchase price $8,107,538, collateralized by various Common Stocks; total market value $8,933,297	$8,000,000	$8,000,000

Citigroup Global Markets, Inc., 4.77%, dated 4/30/2023, due 5/1/2023, repurchase price $89,605,301, collateralized by various U.S. Treasury Securities, ranging from 2.50% – 4.25%, maturing 8/15/2023 – 12/31/2024; total market value $90,509,857	89,593,429	89,593,429

Societe Generale, 4.92%, dated 4/30/2023, due 5/1/2023, repurchase price $20,002,733, collateralized by various Common Stocks; total market value $22,400,220	20,000,000	20,000,000

TD Prime Services LLC, 4.89%, dated 4/30/2023, due 5/1/2023, repurchase price $2,000,272, collateralized by various Common Stocks; total market value $2,220,742	2,000,000	2,000,000
Total Repurchase Agreements (Cost $119,593,429)		119,593,429
Total Securities Lending Reinvestments (Cost $151,593,429)		151,592,745
Total Investments – 101.4% (Cost $6,724,969,595)		7,617,414,946

Liabilities in excess of other assets – (1.4%)		(108,684,249)
NET ASSETS – 100.0%		$7,508,730,697

See Accompanying Notes to the Financial Statements.

262	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

*	Non-income producing security.

(a)

The security or a portion of this security is on loan at April 30, 2023. The total value of securities on loan at April 30, 2023 was $307,220,482, collateralized in the form of cash with a value of $151,593,429 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $261,264,434 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from May 16, 2023 – February 15, 2053 and $20,814,555 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 5.75%, and maturity dates ranging from May 15, 2023 – May 25, 2072; a total value of $433,672,418.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	The security was purchased with cash collateral held from securities on loan at April 30, 2023. The total value of securities purchased was $151,592,745.

(d)	Represents less than 0.05% of net assets.

(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2023.
‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Percentages shown are based on Net Assets.

Abbreviations

NVDR – Non-Voting Depositary Receipt

OYJ – Public Limited Company

PJSC – Public Joint Stock Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT – Real Estate Investment Trust

SCA – Limited partnership with share capital

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,239,888,860
Aggregate gross unrealized depreciation	(389,969,903)
Net unrealized appreciation	$849,918,957
Federal income tax cost	$6,768,799,462

Futures Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following open futures contracts as of April 30, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)*
Long Contracts
FTSE 100 Index	67	06/16/2023	GBP	$6,621,192	$152,007
FTSE/JSE Top 40 Index	26	06/15/2023	ZAR	1,041,522	30,452
Hang Seng Index	18	05/30/2023	HKD	2,270,093	(21,018)
Russell 2000 E-Mini Index	87	06/16/2023	USD	7,720,380	50,892
S&P/TSX 60 Index	120	06/15/2023	CAD	22,092,457	888,821
SPI 200 Index	26	06/15/2023	AUD	3,143,465	80,992
					$1,182,146

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	263

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Forward Foreign Currency Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following outstanding contracts as of April 30, 2023:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
BRL*	14,910,000	BNP Paribas SA	USD	2,836,295	06/21/2023	$115,114
CAD	5,855,539	Citibank NA	USD	4,262,040	06/21/2023	59,809
CAD	4,780,000	JPMorgan Chase Bank NA	USD	3,479,808	06/21/2023	48,209
EUR	1,000,000	Bank of New York Mellon (The)	USD	1,076,830	06/21/2023	30,425
EUR	1,480,000	JPMorgan Chase Bank NA	USD	1,573,708	06/21/2023	65,030
GBP	3,199,860	Citibank NA	USD	3,834,848	06/21/2023	191,449
GBP	340,000	Toronto-Dominion Bank (The)	USD	426,247	06/21/2023	1,565
INR*	110,000,000	Citibank NA	USD	1,337,212	06/21/2023	3,564
MXN	2,080,000	Bank of Montreal	USD	113,618	06/21/2023	475
MXN	12,300,000	Morgan Stanley	USD	636,390	06/21/2023	38,296
NZD	126,346	Morgan Stanley	USD	77,486	06/21/2023	536
SEK	9,000,000	JPMorgan Chase Bank NA	USD	867,568	06/21/2023	12,223
SGD	900,000	JPMorgan Chase Bank NA	USD	673,654	06/21/2023	2,211
SGD	900,000	Toronto-Dominion Bank (The)	USD	673,604	06/21/2023	2,262
SGD	79,915	UBS AG	USD	59,382	06/21/2023	631
USD	866,893	Bank of New York Mellon (The)	AUD	1,290,000	06/21/2023	12,504
USD	2,784,550	Bank of Montreal	CAD	3,720,000	06/21/2023	38,897
USD	3,061,540	JPMorgan Chase Bank NA	EUR	2,760,000	06/21/2023	5,516
USD	2,479,542	JPMorgan Chase Bank NA	HKD	19,390,000	06/21/2023	4,101
USD	1,084,330	Morgan Stanley	JPY	142,130,000	06/21/2023	32,320
USD	267,138	Toronto-Dominion Bank (The)	KRW*	350,052,156	06/21/2023	4,805
USD	962,917	JPMorgan Chase Bank NA	SGD	1,270,000	06/21/2023	9,196
USD	204,588	Toronto-Dominion Bank (The)	TWD*	6,230,000	06/21/2023	754
ZAR	5,390,000	Morgan Stanley	USD	287,742	06/21/2023	5,672
Total unrealized appreciation						$685,564
AUD	5,410,000	JPMorgan Chase Bank NA	USD	3,643,606	06/21/2023	$(60,472)
AUD	31,480	UBS AG	USD	20,927	06/21/2023	(77)
HKD	565,655	Toronto-Dominion Bank (The)	USD	72,293	06/21/2023	(79)
JPY	90,000,000	JPMorgan Chase Bank NA	USD	693,020	06/21/2023	(26,863)
JPY	61,889,416	Morgan Stanley	USD	461,031	06/21/2023	(2,941)
NOK	8,140,000	JPMorgan Chase Bank NA	USD	769,278	06/21/2023	(5,988)
NOK	8,411,048	Morgan Stanley	USD	809,684	06/21/2023	(20,977)
USD	2,856,506	Goldman Sachs & Co.	BRL*	14,910,760	06/21/2023	(95,053)
USD	581,350	Morgan Stanley	CAD	800,000	06/21/2023	(9,113)
USD	174,271	Morgan Stanley	CHF	161,534	06/21/2023	(8,300)
USD	1,426,606	Bank of New York Mellon (The)	EUR	1,330,000	06/21/2023	(46,044)
USD	1,569,930	Toronto-Dominion Bank (The)	EUR	1,475,398	06/21/2023	(63,712)
USD	5,655,031	Bank of New York Mellon (The)	GBP	4,630,000	06/21/2023	(170,773)
USD	908,337	Citibank NA	GBP	750,000	06/21/2023	(35,368)
USD	205,134	Toronto-Dominion Bank (The)	INR*	16,924,290	06/21/2023	(1,154)
USD	1,551,283	Morgan Stanley	MXN	28,350,000	06/21/2023	(3,785)
USD	335,527	Morgan Stanley	SEK	3,570,827	06/21/2023	(13,538)
Total unrealized depreciation						$(564,237)
Net unrealized appreciation						$121,327

*	Non-deliverable forward.

See Accompanying Notes to the Financial Statements.

264	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

KRW – Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – Taiwan Dollar

USD – US Dollar

ZAR – South African Rand

FlexShares® Morningstar Global Upstream Natural Resources Index invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2023:

Australia	8.5%
Brazil	3.4
Canada	13.9
China	1.7
Finland	1.1
France	3.0
Germany	0.6
India	1.5
Indonesia	0.3
Israel	0.6
Italy	0.7
Japan	0.6
Malaysia	0.7
Mexico	0.6
New Zealand	0.4
Norway	3.6
Saudi Arabia	2.1
Singapore	1.2
South Africa	1.1
South Korea	0.0 †
Spain	0.4
Sweden	0.9
Thailand	0.3
United Kingdom	16.2
United States	36.0
Other[1]	0.6
100.0%

†	Amount represents less than 0.05%.

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	265

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Security Type	% of Net Assets
Common Stocks	99.4%
Securities Lending Reinvestments	2.0
Others(1)	(1.4)
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

266	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

April 30, 2023 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 99.2%

Air Freight & Logistics – 2.9%

bpost SA(a)	101,346	$498,788

CTT-Correios de Portugal SA	149,352	617,493

Deutsche Post AG (Registered)	1,287,272	61,848,373

International Distributions Services plc	995,680	3,168,722

Oesterreichische Post AG	42,672	1,648,846

PostNL NV(a)	432,943	778,612
		68,560,834

Commercial Services & Supplies – 4.5%

Ambipar Participacoes e Empreendimentos SA	88,900	364,282

Befesa SA(a) (b)	44,450	2,000,207

Better World Green PCL, NVDR*	5,778,500	133,685

Casella Waste Systems, Inc., Class A*	21,336	1,898,904

China Everbright Environment Group Ltd.(a)	4,445,000	1,879,948

Clean Harbors, Inc.*	20,447	2,968,087

Cleanaway Co. Ltd.	112,000	684,915

Cleanaway Waste Management Ltd.	2,876,804	4,600,749

CoreCivic, Inc., REIT*	44,450	390,715

Daiseki Co. Ltd.	63,460	1,805,952

GEO Group, Inc. (The)*	56,896	428,427

Insun ENT Co. Ltd.*	40,894	250,546

Midac Holdings Co. Ltd.(a)	21,400	299,080

Renewi plc*	97,790	737,474

Republic Services, Inc.	86,233	12,471,016

Shanghai Youngsun Investment Co. Ltd., Class B* ‡ (c)	57,800	–

Stericycle, Inc.*	33,782	1,542,148

Sunny Friend Environmental Technology Co. Ltd.	107,000	551,663

TRE Holdings Corp.	88,900	774,321

Waste Connections, Inc.(a)	336,042	46,693,560

Waste Management, Inc.	155,575	25,833,229
		106,308,908

Investments	Shares	Value

Diversified Telecommunication Services – 14.8%

AT&T, Inc.	2,963,037	$52,356,864

BCE, Inc.	683,641	32,823,639

BT Group plc	5,224,653	10,431,467

Cellnex Telecom SA(b)	412,496	17,382,450

China Tower Corp. Ltd., Class H(b)	33,782,000	4,303,494

Deutsche Telekom AG (Registered)	2,599,436	62,790,729

Frontier Communications Parent, Inc.*	104,902	2,364,491

HKT Trust & HKT Ltd.	2,667,000	3,499,420

Infrastrutture Wireless Italiane SpA(b)	262,255	3,646,624

Iridium Communications, Inc.	46,228	2,934,091

KINX, Inc.	889	36,200

Koninklijke KPN NV	2,474,976	9,041,424

Liberty Global plc, Class C*	112,903	2,296,447

Nippon Telegraph & Telephone Corp.	1,832,700	55,843,075

Sarana Menara Nusantara Tbk. PT	17,780,000	1,242,297

Spark New Zealand Ltd.	1,404,620	4,537,357

Swisscom AG (Registered)	19,558	13,470,091

Telecom Italia SpA* (a)	7,695,184	2,267,445

Vantage Towers AG	39,116	1,404,346

Verizon Communications, Inc.	1,745,107	67,762,505
		350,434,456

Electric Utilities – 14.3%

American Electric Power Co., Inc.	213,360	19,718,731

Constellation Energy Corp.	136,017	10,527,716

Duke Energy Corp.	320,040	31,645,555

Edison International	159,131	11,712,042

Enel SpA	6,509,258	44,547,383

Eversource Energy	144,018	11,177,237

Exelon Corp.	412,496	17,506,330

Iberdrola SA	4,945,507	64,316,912

NextEra Energy, Inc.	825,881	63,287,261

PG&E Corp.*	940,562	16,093,016

Southern Co. (The)	452,501	33,281,449

Xcel Energy, Inc.	227,584	15,910,397
		339,724,029

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	267

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Energy Equipment & Services – 0.1%

Secure Energy Services, Inc.	253,365	$1,178,746

Financial Services – 0.1%

Metro Pacific Investments Corp.	14,224,000	1,137,715

Gas Utilities – 1.1%

AltaGas Ltd.(a)	238,252	4,163,218

APA Group	874,776	5,942,824

Enagas SA(a)	200,025	4,009,125

Keppel Infrastructure Trust	4,000,200	1,469,174

Petronas Gas Bhd.	444,500	1,684,127

Snam SpA	1,709,547	9,512,193
		26,780,661

Ground Transportation – 17.5%

Aurizon Holdings Ltd.	2,491,867	5,631,886

Canadian National Railway Co.	811,657	96,647,206

Canadian Pacific Kansas City Ltd.(a)	1,215,263	95,704,258

Central Japan Railway Co.	266,700	32,993,512

CSX Corp.	874,776	26,803,137

East Japan Railway Co.(a)	488,400	27,991,581

GMexico Transportes SAB de CV(b)	533,400	1,226,237

Keio Corp.(a)	177,800	6,581,074

Keisei Electric Railway Co. Ltd.	225,300	7,933,856

MTR Corp. Ltd.	2,074,500	10,346,205

Norfolk Southern Corp.	95,123	19,312,823

Odakyu Electric Railway Co. Ltd.	533,400	7,435,047

Rumo SA	1,689,100	6,651,263

Tobu Railway Co. Ltd.	266,700	6,786,733

Union Pacific Corp.	255,143	49,931,485

West Japan Railway Co.	314,100	13,589,124
		415,565,427

Health Care Providers & Services – 3.9%

Acadia Healthcare Co., Inc.*	37,338	2,699,164

Apollo Hospitals Enterprise Ltd.	152,019	8,384,648

Investments	Shares	Value

Health Care Providers & Services – (continued)

Bangkok Dusit Medical Services PCL, NVDR	15,913,100	$13,630,813

Bumrungrad Hospital PCL, NVDR	889,000	6,196,120

Encompass Health Corp.	41,783	2,680,379

HCA Healthcare, Inc.	88,900	25,543,637

IHH Healthcare Bhd.	3,556,000	4,568,071

Life Healthcare Group Holdings Ltd.	1,406,398	1,595,334

Mediclinic International plc	431,165	2,703,153

Ramsay Health Care Ltd.	241,808	10,334,190

Rede D’Or Sao Luiz SA(b)	1,066,800	4,876,763

Select Medical Holdings Corp.	47,117	1,437,069

Tenet Healthcare Corp.*	45,339	3,324,255

Universal Health Services, Inc., Class B	24,003	3,608,851
		91,582,447

Independent Power and Renewable Electricity Producers – 1.1%

RWE AG*	567,182	26,643,488

IT Services – 0.1%

Fastly, Inc., Class A*	50,673	748,947

NEXTDC Ltd.* (a)	336,931	2,556,147
		3,305,094

Media – 4.1%

Charter Communications, Inc., Class A*	43,561	16,060,941

Comcast Corp., Class A	1,747,774	72,305,410

Liberty Broadband Corp., Class C*	52,451	4,446,796

Quebecor, Inc., Class B(a)	119,126	3,071,471

Sirius XM Holdings, Inc.	405,384	1,540,459
		97,425,077

Multi-Utilities – 7.5%

Consolidated Edison, Inc.	147,574	14,531,612

Dominion Energy, Inc.	345,821	19,760,212

Engie SA	1,561,084	25,017,408

National Grid plc	3,084,830	44,375,960

Public Service Enterprise Group, Inc.	206,248	13,034,873

See Accompanying Notes to the Financial Statements.

268	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Multi-Utilities – (continued)

Sempra Energy	130,683	$20,319,900

Veolia Environnement SA(a)	880,999	27,904,551

WEC Energy Group, Inc.	132,461	12,738,774
		177,683,290

Oil, Gas & Consumable Fuels – 7.6%

Antero Midstream Corp.	136,906	1,473,109

DT Midstream, Inc.	39,116	1,927,245

Enbridge, Inc.(a)	1,699,768	67,511,983

Equitrans Midstream Corp.	150,241	773,741

Keyera Corp.(a)	192,024	4,513,548

Kinder Morgan, Inc.	833,882	14,301,076

Koninklijke Vopak NV	54,229	2,071,461

New Fortress Energy, Inc.	46,228	1,400,246

ONEOK, Inc.	185,801	12,153,243

Pembina Pipeline Corp.(a)	462,280	15,201,422

Plains GP Holdings LP, Class A	88,900	1,191,260

Targa Resources Corp.	94,234	7,117,494

TC Energy Corp.(a)	848,106	35,211,125

Transneft PJSC (Preference)‡ (c)	1,473	—

Williams Cos., Inc. (The)	504,952	15,279,848
		180,126,801

Specialized REITs – 4.8%

American Tower Corp., REIT	192,913	39,429,488

Crown Castle, Inc., REIT	179,578	22,104,256

Digital Realty Trust, Inc., REIT	119,126	11,811,343

Equinix, Inc., REIT	38,227	27,679,406

Keppel DC REIT, REIT	1,066,800	1,719,162

SBA Communications Corp., REIT	45,339	11,828,492
		114,572,147

Transportation Infrastructure – 7.0%

Adani Ports & Special Economic Zone Ltd.	925,449	7,704,512

Aena SME SA* (a) (b)	96,012	16,206,979

Aeroports de Paris*	30,226	4,808,545

Airports of Thailand PCL, NVDR*	5,600,700	12,014,094

Atlas Arteria Ltd.	1,896,237	8,195,459

Investments	Shares	Value

Transportation Infrastructure – (continued)

Auckland International Airport Ltd.*	1,558,417	$8,508,997

Bangkok Expressway & Metro PCL, NVDR	10,668,000	2,764,823

CCR SA	1,511,300	4,099,332

China Merchants Port Holdings Co. Ltd.	1,778,000	2,631,926

COSCO SHIPPING Ports Ltd.	1,778,000	1,166,473

Flughafen Zurich AG (Registered)	24,892	4,799,132

Gemadept Corp.	355,600	797,262

Getlink SE	422,275	7,906,610

Grupo Aeroportuario del Pacifico SAB de CV, Class B	520,065	9,222,440

Grupo Aeroportuario del Sureste SAB de CV, Class B	248,920	7,120,969

International Container Terminal Services, Inc.	2,302,510	9,021,299

Japan Airport Terminal Co. Ltd.	123,000	5,998,017

Jiangsu Expressway Co. Ltd., Class H	1,778,000	1,800,673

Promotora y Operadora de Infraestructura SAB de CV(a)	257,810	2,672,712

Qube Holdings Ltd.(a)	2,306,066	4,678,569

Santos Brasil Participacoes SA	711,200	1,202,665

Shenzhen International Holdings Ltd.	1,778,679	1,597,433

Transurban Group	4,011,168	39,735,198

Westshore Terminals Investment Corp.(a)	48,006	977,605
		165,631,724

Water Utilities – 2.5%

Aguas Andinas SA, Class A	3,584,448	1,090,224

American States Water Co.	16,002	1,420,178

American Water Works Co., Inc.	74,676	11,070,717

Beijing Enterprises Water Group Ltd.	5,334,000	1,352,203

California Water Service Group	24,003	1,346,088

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	269

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Water Utilities – (continued)

Cia de Saneamento Basico do Estado de Sao Paulo SABESP*	444,500	$4,098,621

Cia de Saneamento de Minas Gerais Copasa MG	266,700	908,396

Cia de Saneamento do Parana (Preference)*	1,066,800	814,571

Essential Utilities, Inc.	104,013	4,441,355

Guangdong Investment Ltd.	3,556,000	3,397,496

Middlesex Water Co.	8,890	648,792

Pennon Group plc	356,489	3,853,411

Severn Trent plc	331,597	12,220,115

SJW Group	12,446	944,900

United Utilities Group plc	888,111	12,078,006
		59,685,073

Wireless Telecommunication Services – 5.3%

KDDI Corp.	1,125,300	35,106,484

SoftBank Corp.	2,133,600	23,997,418

SoftBank Group Corp.	769,600	28,791,116

T-Mobile US, Inc.*	256,032	36,843,005
		124,738,023
Total Common Stocks (Cost $2,227,782,088)		2,351,083,940
	Number of Rights

RIGHTS – 0.0%(c)

Gas Utilities – 0.0%(c)

Keppel Infrastructure Trust, expiring 5/2/2023, price 0.47 SGD* (Cost $—)	200,010	3,448
	Principal Amount

SECURITIES LENDING REINVESTMENTS – 1.3%(d)

INVESTMENT COMPANIES – 0.1%

Invesco Government & Agency Portfolio, Institutional Shares
4.88% (Cost $2,000,000)	$2,000,000	2,000,000

Investments	Principal Amount	Value

REPURCHASE AGREEMENTS – 1.2%

BofA Securities, Inc., 5.26%, dated 4/30/2023, due 7/31/2023, repurchase price $2,026,884, collateralized by various Common Stocks; total market value $2,233,324	$2,000,000	$2,000,000

Citigroup Global Markets, Inc., 4.77%, dated 4/30/2023, due 5/1/2023, repurchase price $25,571,362, collateralized by various U.S. Treasury Securities, ranging from 2.50% – 4.25%, maturing 8/15/2023 – 12/31/2024; total market value $25,829,502	25,567,974	25,567,974

National Bank of Canada, 4.81%, dated 4/30/2023, due 5/5/2023, repurchase price $2,001,336, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 4.38%, maturing 6/20/2023 – 2/15/2053; total market value $2,042,303	2,000,000	2,000,000
Total Repurchase Agreements (Cost $29,567,974)		29,567,974
Total Securities Lending Reinvestments (Cost $31,567,974)		31,567,974
Total Investments – 100.5% (Cost $2,259,350,062)		2,382,655,362

Liabilities in excess of other assets – (0.5%)		(12,064,639)
NET ASSETS – 100.0%		$2,370,590,723

See Accompanying Notes to the Financial Statements.

270	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

*	Non-income producing security.

(a)

The security or a portion of this security is on loan at April 30, 2023. The total value of securities on loan at April 30, 2023 was $133,108,721, collateralized in the form of cash with a value of $31,567,974 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $107,533,557 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from May 16, 2023 – February 15, 2053 and $38,816,611 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from May 24, 2023 – September 20, 2117; a total value of $177,918,142.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Represents less than 0.05% of net assets.

(d)	The security was purchased with cash collateral held from securities on loan at April 30, 2023. The total value of securities purchased was $31,567,974.

‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Percentages	shown are based on Net Assets.

Abbreviations

NVDR – Non-Voting Depositary Receipt

PJSC – Public Joint Stock Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT – Real Estate Investment Trust

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$255,629,701
Aggregate gross unrealized depreciation	(145,742,144)
Net unrealized appreciation	$109,887,557
Federal income tax cost	$2,273,574,828

Futures Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following open futures contracts as of April 30, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
FTSE 100 Index	31	06/16/2023	GBP	$3,063,537	$72,224
S&P 500 E-Mini Index	29	06/16/2023	USD	6,073,325	311,996
S&P/TSX 60 Index	31	06/15/2023	CAD	5,707,218	228,267
SPI 200 Index	16	06/15/2023	AUD	1,934,440	44,446
TOPIX Index	19	06/08/2023	JPY	2,871,663	105,725
					$762,658

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	271

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Forward Foreign Currency Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following outstanding contracts as of April 30, 2023:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	8,919,509	JPMorgan Chase Bank NA	CAD	12,000,000	06/21/2023	$62,563
Total unrealized appreciation						$62,563
CAD	12,000,000	JPMorgan Chase Bank NA	USD	8,875,144	06/21/2023	$(18,198)
Total unrealized depreciation						$(18,198)
Net unrealized appreciation						$44,365

Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

GBP – British Pound

JPY – Japanese Yen

USD – US Dollar

FlexShares® STOXX® Global Broad Infrastructure Index invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2023:

Australia	3.4%
Austria	0.1
Belgium	0.0	†
Brazil	1.0
Canada	17.0
Chile	0.0	†
China	0.7
France	2.8
Germany	6.5
Hong Kong	0.7
India	0.7
Indonesia	0.1
Italy	2.5
Japan	10.8
Malaysia	0.3
Mexico	0.9
Netherlands	0.5
New Zealand	0.5
Philippines	0.4
Portugal	0.0	†
Singapore	0.1
South Africa	0.1
South Korea	0.0	†
Spain	4.3
Switzerland	0.8
Taiwan	0.0	†
Thailand	1.5
United Kingdom	3.8
United States	39.7
Vietnam	0.0	†
Other[1]	0.8
	100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

272	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Security Type	% of Net Assets
Common Stocks	99.2%
Rights	0.0 †
Securities Lending Reinvestments	1.3
Others(1)	(0.5)
100.0%

†	Amount represents less than 0.05%.
(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	273

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

April 30, 2023 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 98.8%

Diversified REITs – 7.2%

Abacus Property Group, REIT(a)	377,956	$664,394

Argosy Property Ltd., REIT(a)	168,116	116,297

British Land Co. plc (The), REIT(a)	439,078	2,208,612

Charter Hall Group, REIT	57,706	424,443

Charter Hall Long Wale REIT, REIT(a)	305,976	879,589

Empire State Realty Trust, Inc., Class A, REIT	103,700	633,607

Global Net Lease, Inc., REIT	65,026	732,193

GPT Group (The), REIT	956,114	2,786,449

Growthpoint Properties Australia Ltd., REIT	333,304	715,858

H&R REIT, REIT(a)	91,744	794,804

Merlin Properties Socimi SA, REIT	163,846	1,448,897

NIPPON REIT Investment Corp., REIT	22	51,540

Stockland, REIT(a)	1,187,914	3,493,397

Tokyu REIT, Inc., REIT	610	813,542

UK Commercial Property REIT Ltd., REIT	1,086,166	731,748

WP Carey, Inc., REIT	98,210	7,287,182
		23,782,552

Health Care REITs – 4.5%

Healthpeak Properties, Inc., REIT	268,644	5,902,109

LTC Properties, Inc., REIT	24,156	808,018

National Health Investors, Inc., REIT	21,228	1,056,518

NorthWest Healthcare Properties REIT, REIT(a)	97,234	584,279

Omega Healthcare Investors, Inc., REIT	116,998	3,130,866

Parkway Life REIT, REIT	292,800	851,526

Physicians Realty Trust, REIT	114,070	1,644,889

Universal Health Realty Income Trust, REIT	14,640	636,840
		14,615,045

Hotel & Resort REITs – 3.6%

Apple Hospitality REIT, Inc., REIT	108,458	1,614,940

DiamondRock Hospitality Co., REIT	110,410	895,425

Investments	Shares	Value

Hotel & Resort REITs – (continued)

Far East Hospitality Trust, REIT	158,600	$73,704

Host Hotels & Resorts, Inc., REIT	357,338	5,778,156

Pebblebrook Hotel Trust, REIT	66,002	939,208

RLJ Lodging Trust, REIT	86,010	868,701

Service Properties Trust, REIT	93,452	819,574

Sunstone Hotel Investors, Inc., REIT	105,042	1,001,050
		11,990,758

Household Durables – 0.4%

Iida Group Holdings Co. Ltd.(a)	73,200	1,295,575

Industrial REITs – 8.5%

ARGAN SA, REIT	2,684	209,790

Dream Industrial REIT, REIT(a)	84,668	926,398

First Industrial Realty Trust, Inc., REIT	66,124	3,469,526

Frasers Logistics & Commercial Trust, REIT(b)	1,476,200	1,493,738

Goodman Property Trust, REIT	664,412	896,667

Granite REIT, REIT(a)	15,982	992,880

LondonMetric Property plc, REIT	465,186	1,126,117

LXP Industrial Trust, REIT	137,860	1,295,884

Prologis, Inc., REIT	99,308	12,438,327

Segro plc, REIT	302,804	3,177,202

Tritax Big Box REIT plc, REIT	931,104	1,815,143
		27,841,672

Office REITs – 3.4%

Corporate Office Properties Trust, REIT	56,120	1,284,587

Covivio SA, REIT	23,302	1,324,858

Dexus, REIT	448,838	2,307,662

Equity Commonwealth, REIT	54,656	1,132,472

Gecina SA, REIT	22,936	2,554,924

Inmobiliaria Colonial Socimi SA, REIT	149,450	956,133

Mori Trust Reit, Inc., REIT(a)	1,586	833,971

NSI NV, REIT	4,148	95,480

Piedmont Office Realty Trust, Inc., Class A, REIT	80,520	524,185

SL Green Realty Corp., REIT	1	23
		11,014,295

See Accompanying Notes to the Financial Statements.

274	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Global Quality Real Estate Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Real Estate Management & Development – 18.0%

Airport City Ltd.*	48,678	$618,975

Atrium Ljungberg AB, Class B(a)	46,848	870,072

Bukit Sembawang Estates Ltd.	36,600	111,104

CA Immobilien Anlagen AG*	30,866	896,201

Capitaland India Trust	927,200	757,522

CK Asset Holdings Ltd.	981,500	5,789,048

CTP NV(b)	66,368	871,916

Daito Trust Construction Co. Ltd.	30,900	2,920,596

Dios Fastigheter AB(a)	109,922	783,377

Fabege AB(a)	131,150	1,049,737

Grand City Properties SA(a)	58,438	487,738

Heiwa Real Estate Co. Ltd.	28,500	812,103

Howard Hughes Corp. (The)*	18,666	1,444,188

Hufvudstaden AB, Class A(a)	67,222	957,482

Intershop Holding AG	244	172,161

Isras Investment Co. Ltd.(a)	4,270	739,760

Kerry Properties Ltd.(a)	366,000	941,821

LEG Immobilien SE	36,966	2,300,894

Mitsubishi Estate Co. Ltd.	109,800	1,348,258

Mitsui Fudosan Co. Ltd.	158,600	3,134,378

Nexity SA(a)	30,744	807,126

Nomura Real Estate Holdings, Inc.	59,200	1,467,337

Platzer Fastigheter Holding AB, Class B	89,182	750,338

PSP Swiss Property AG (Registered)	22,692	2,679,545

Relo Group, Inc.	61,000	944,802

Shurgard Self Storage Ltd., REIT	17,568	910,114

Sino Land Co. Ltd.	1,776,934	2,390,403

Sumitomo Realty & Development Co. Ltd.(a)	153,100	3,553,013

Sun Hung Kai Properties Ltd.	719,000	9,983,694

Swire Properties Ltd.	585,600	1,570,323

TAG Immobilien AG	93,086	796,444

Tokyo Tatemono Co. Ltd.	97,600	1,228,557

Tokyu Fudosan Holdings Corp.	305,000	1,538,832

Tricon Residential, Inc.(a)	113,826	911,414

UOL Group Ltd.	231,800	1,204,043

Wihlborgs Fastigheter AB(a)	136,884	1,103,640
		58,846,956

Investments	Shares	Value

Residential REITs – 11.6%

Apartment Income REIT Corp., REIT	21,106	$780,500

Apartment Investment and Management Co., Class A, REIT	116,388	911,318

AvalonBay Communities, Inc., REIT	69,906	12,608,945

Boardwalk REIT, REIT(a)	19,764	845,176

Canadian Apartment Properties REIT, REIT(a)	43,066	1,575,880

Equity Residential, REIT	179,462	11,350,971

InterRent REIT, REIT(a)	52,704	503,608

Killam Apartment REIT, REIT(a)	60,268	747,851

Mid-America Apartment Communities, Inc., REIT	57,706	8,875,183
		38,199,432

Retail REITs – 18.2%

Brixmor Property Group, Inc., REIT	149,084	3,179,962

BWP Trust, REIT	334,890	858,691

Charter Hall Retail REIT, REIT(a)	331,962	846,796

CT REIT, REIT(a)	66,124	784,439

Federal Realty Investment Trust, REIT	14,030	1,387,427

First Capital REIT, REIT	68,442	802,855

Fortune REIT, REIT(a)	244,000	203,906

Fukuoka REIT Corp., REIT(a)	610	732,009

Getty Realty Corp., REIT	26,596	886,445

HomeCo Daily Needs REIT, REIT(b)	1,007,720	799,142

InvenTrust Properties Corp., REIT	37,820	852,841

Kimco Realty Corp., REIT	308,904	5,927,868

National Retail Properties, Inc., REIT	89,304	3,884,724

Phillips Edison & Co., Inc., REIT	57,706	1,820,047

Primaris REIT, REIT(a)	59,536	586,449

Realty Income Corp., REIT	62,342	3,917,571

Regency Centers Corp., REIT	76,982	4,729,004

Region RE Ltd., REIT	567,300	922,254

RioCan REIT, REIT(a)	72,468	1,120,975

RPT Realty, REIT	73,810	686,433

Simon Property Group, Inc., REIT	137,006	15,525,519

SITE Centers Corp., REIT	95,526	1,178,791

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	275

FlexShares® Global Quality Real Estate Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Retail REITs – (continued)

SmartCentres REIT, REIT(a)	36,356	$701,762

Spirit Realty Capital, Inc., REIT	69,418	2,669,816

Tanger Factory Outlet Centers, Inc., REIT	54,778	1,074,197

Vicinity Ltd., REIT	1,941,874	2,694,904

Waypoint REIT Ltd., REIT	479,704	827,402
		59,602,229

Specialized REITs – 23.4%

American Tower Corp., REIT	61,610	12,592,468

Big Yellow Group plc, REIT	87,352	1,343,863

Crown Castle, Inc., REIT	23,180	2,853,226

EPR Properties, REIT	37,454	1,571,570

Equinix, Inc., REIT	5,978	4,328,550

Gaming and Leisure Properties, Inc., REIT	128,588	6,686,576

Iron Mountain, Inc., REIT	145,302	8,026,483

Lamar Advertising Co., Class A, REIT	42,212	4,460,964

National Storage REIT, REIT	598,410	988,648

PotlatchDeltic Corp., REIT	40,382	1,866,860

Public Storage, REIT	60,634	17,876,722

Rayonier, Inc., REIT	54,168	1,698,709

Safestore Holdings plc, REIT	107,726	1,341,145

Weyerhaeuser Co., REIT	367,708	10,998,146
		76,633,930
Total Common Stocks (Cost $351,286,859)		323,822,444

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS – 1.2%(c)

REPURCHASE AGREEMENTS – 1.2%

Citigroup Global Markets, Inc., 4.77%, dated 4/30/2023, due 5/1/2023, repurchase price $3,921,590, collateralized by various U.S. Treasury Securities, ranging from 2.50% – 4.25%, maturing 8/15/2023 – 12/31/2024; total market value $3,961,178 (Cost $3,921,071)	$3,921,071	$3,921,071
Total Investments – 100.0% (Cost $355,207,930)		327,743,515

Liabilities in excess of other assets – 0.0%		(123,917)
NET ASSETS – 100.0%		$327,619,598

*	Non-income producing security.

(a)

The security or a portion of this security is on loan at April 30, 2023. The total value of securities on loan at April 30, 2023 was $15,352,597, collateralized in the form of cash with a value of $3,921,071 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $18,502,256 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from May 16, 2023 – February 15, 2053 and $3,753,640 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from May 15, 2023 – September 20, 2117; a total value of $26,176,967.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	The security was purchased with cash collateral held from securities on loan at April 30, 2023. The total value of securities purchased was $3,921,071.

Percentages	shown are based on Net Assets.

Abbreviations

REIT – Real Estate Investment Trust

See Accompanying Notes to the Financial Statements.

276	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Global Quality Real Estate Index Fund (cont.)

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,369,727
Aggregate gross unrealized depreciation	(42,442,491)
Net unrealized depreciation	$(29,072,764)
Federal income tax cost	$356,917,183

Futures Contracts

FlexShares® Global Quality Real Estate Index Fund had the following open futures contracts as of April 30, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
EURO STOXX 50 Index	9	06/16/2023	EUR	$429,235	$21,845
S&P Midcap 400 E-Mini Index	9	06/16/2023	USD	2,250,540	49,473
SPI 200 Index	7	06/15/2023	AUD	846,318	30,325
TOPIX Mini Index	13	06/08/2023	JPY	196,482	4,793
					$106,436

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts

FlexShares® Global Quality Real Estate Index Fund had the following outstanding contracts as of April 30, 2023:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
CHF	10,699	Morgan Stanley	USD	11,542	06/21/2023	$550
GBP	192,955	Citibank NA	USD	230,417	06/21/2023	12,373
NZD	63,030	Morgan Stanley	USD	38,655	06/21/2023	267
SEK	795,966	Morgan Stanley	USD	74,792	06/21/2023	3,018
USD	22,841	UBS AG	AUD	34,359	06/21/2023	83
USD	31,297	Citibank NA	ILS	111,846	06/21/2023	486
USD	29,751	Morgan Stanley	NOK	314,773	06/21/2023	235
Total unrealized appreciation						$17,012
HKD	1,265,868	Toronto-Dominion Bank (The)	USD	161,784	06/21/2023	$(175)
JPY	2,348,201	Morgan Stanley	USD	17,492	06/21/2023	(112)
USD	508,974	Citibank NA	CAD	699,270	06/21/2023	(7,143)
USD	214,257	Toronto-Dominion Bank (The)	EUR	201,355	06/21/2023	(8,695)
USD	224,487	Toronto-Dominion Bank (The)	GBP	183,116	06/21/2023	(5,923)
USD	46,735	UBS AG	SGD	62,894	06/21/2023	(496)
Total unrealized depreciation						$(22,544)
Net unrealized depreciation						$(5,532)

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	277

FlexShares® Global Quality Real Estate Index Fund (cont.)

Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

USD – US Dollar

FlexShares® Global Quality Real Estate Index invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2023:

Australia	5.8%
Austria	0.3
Belgium	0.3
Canada	3.6
France	1.5
Germany	1.1
Hong Kong	6.4
Israel	0.4
Japan	6.3
Netherlands	0.3
New Zealand	0.3
Singapore	1.4
Spain	0.7
Sweden	1.7
Switzerland	0.9
United Kingdom	3.6
United States	64.2
Other[1]	1.2
100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	98.8%
Securities Lending Reinvestments	1.2
Others(1)	0.0 †
100.0%

(1)	Includes any other net assets/(liabilities).

†	Amount represents less than 0.05%.

See Accompanying Notes to the Financial Statements.

278	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Real Assets Allocation Index Fund

April 30, 2023 (Unaudited)

Investments	Shares	Value

EXCHANGE TRADED FUNDS – 100.0%(a)

FlexShares® Global Quality Real Estate Index Fund	71,079	$3,814,127

FlexShares® Morningstar Global Upstream Natural Resources Index Fund	169,911	7,260,297

FlexShares® STOXX® Global Broad Infrastructure Index Fund	211,526	11,282,797
Total Exchange Traded Funds (Cost $24,575,826)		22,357,221

Total Investments – 100.0% (Cost $24,575,826)		22,357,221

Other assets less liabilities – 0.0%		1,141
NET ASSETS – 100.0%		$22,358,362
(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the affiliated Funds.

Percentages shown are based on Net Assets.

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(2,259,976)
Net unrealized depreciation	$(2,259,976)
Federal income tax cost	$24,617,197

The underlying index of the FlexShares® Real Assets Allocation Index Fund is comprised of securities of affiliated FlexShares® Funds. The Schedules of Investments of the affiliated FlexShares® Funds are located elsewhere in this Report.

Investment in a company which was affiliated for the period ended April 30, 2023, was as follows:

Security	Value October 31, 2022	Purchases at Cost	Sales Proceeds	Shares April 30, 2023	Value April 30, 2023	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Loss
FlexShares® Global Quality Real Estate Index Fund	$6,766,701	$210,672	$3,404,012	71,079	$3,814,127	$1,121,584	$50,997	$(880,818)
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	7,230,364	2,084,248	2,344,335	169,911	7,260,297	93,350	51,778	196,670
FlexShares® STOXX® Global Broad Infrastructure Index Fund	14,861,299	480,675	5,416,338	211,526	11,282,797	1,909,421	81,907	(552,260)
	$28,858,364	$2,775,595	$11,164,685	452,516	$22,357,221	$3,124,355	$184,682	$(1,236,408)

Security Type	% of Net Assets
Exchange Traded Funds	100.0%
Others(1)	0.0 †
100.0%

(1)	Includes any other net assets/(liabilities).

†	Amount represents less than 0.05%.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	279

Schedule of Investments

FlexShares® Quality Dividend Index Fund

April 30, 2023 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 99.3%

Aerospace & Defense – 0.7%

Lockheed Martin Corp.	23,520	$10,923,864

Air Freight & Logistics – 1.7%

United Parcel Service, Inc., Class B	143,360	25,777,562

Banks – 2.3%

Bank of America Corp.	81,760	2,393,933

Cullen/Frost Bankers, Inc.	53,760	5,927,040

JPMorgan Chase & Co.	60,480	8,360,755

Prosperity Bancshares, Inc.	105,280	6,592,634

United Community Banks, Inc.(a)	124,320	3,095,568

US Bancorp	268,800	9,214,464
		35,584,394

Beverages – 0.3%

Coca-Cola Co. (The)	39,200	2,514,680

PepsiCo, Inc.	12,320	2,351,765
		4,866,445

Biotechnology – 5.2%

AbbVie, Inc.	237,440	35,881,933

Amgen, Inc.	101,920	24,434,301

Gilead Sciences, Inc.	240,800	19,796,168
		80,112,402

Broadline Retail – 0.8%

Dillard’s, Inc., Class A(a)	6,720	2,005,181

eBay, Inc.	117,600	5,460,168

Macy’s, Inc.(a)	341,600	5,581,744
		13,047,093

Building Products – 1.1%

A O Smith Corp.(a)	118,720	8,107,389

Carrier Global Corp.(a)	203,840	8,524,589
		16,631,978

Capital Markets – 3.2%

Ameriprise Financial, Inc.	26,880	8,201,626

Bank of New York Mellon Corp. (The)	180,320	7,679,829

Investments	Shares	Value

Capital Markets – (continued)

BlackRock, Inc.	29,459	$19,772,881

Janus Henderson Group plc(a)	277,760	7,207,872

Jefferies Financial Group, Inc.	208,320	6,672,489
		49,534,697

Chemicals – 1.8%

CF Industries Holdings, Inc.	20,160	1,443,053

Dow, Inc.(a)	160,160	8,712,704

Huntsman Corp.(a)	78,400	2,100,336

LyondellBasell Industries NV, Class A	88,480	8,371,092

Mosaic Co. (The)	12,320	527,912

Olin Corp.	126,560	7,011,424
		28,166,521

Commercial Services & Supplies – 0.7%

Cintas Corp.	5,600	2,552,312

Rollins, Inc.(a)	188,160	7,949,760
		10,502,072

Communications Equipment – 2.5%

Cisco Systems, Inc.	810,880	38,314,080

Consumer Finance – 0.7%

Ally Financial, Inc.(a)	209,440	5,525,027

OneMain Holdings, Inc.(a)	150,080	5,758,570
		11,283,597

Consumer Staples Distribution & Retail – 0.1%

Costco Wholesale Corp.	2,240	1,127,213

Walmart, Inc.	5,600	845,432
		1,972,645

Electric Utilities – 1.1%

Evergy, Inc.(a)	136,640	8,486,711

OGE Energy Corp.(a)	210,560	7,904,422
		16,391,133

Entertainment – 0.5%

Warner Music Group Corp., Class A	235,200	7,166,544

See Accompanying Notes to the Financial Statements.

280	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Financial Services – 4.4%

Mastercard, Inc., Class A	54,880	$20,856,046

Radian Group, Inc.(a)	350,560	8,508,091

Visa, Inc., Class A(a)	136,640	31,800,227

Western Union Co. (The)	553,280	6,047,351
		67,211,715

Gas Utilities – 0.5%

UGI Corp.	209,440	7,095,827

Ground Transportation – 1.9%

Old Dominion Freight Line, Inc.	25,760	8,253,246

Union Pacific Corp.	107,520	21,041,664
		29,294,910

Health Care Equipment & Supplies – 1.6%

Abbott Laboratories	229,600	25,363,912

Health Care Providers & Services – 1.3%

McKesson Corp.	26,880	9,790,771

UnitedHealth Group, Inc.	21,280	10,471,675
		20,262,446

Hotel & Resort REITs – 0.9%

Apple Hospitality REIT, Inc., REIT(a)	458,080	6,820,811

Host Hotels & Resorts, Inc., REIT	474,880	7,678,810
		14,499,621

Hotels, Restaurants & Leisure – 2.6%

Boyd Gaming Corp.(a)	119,840	8,316,896

Domino’s Pizza, Inc.	4,480	1,422,266

International Game Technology plc	292,320	8,225,885

Marriott International, Inc., Class A	3,360	568,982

McDonald’s Corp.	2,240	662,480

Red Rock Resorts, Inc., Class A(a)	21,280	1,038,464

Starbucks Corp.	151,200	17,280,648

Wyndham Hotels & Resorts, Inc.	44,800	3,056,256
		40,571,877

Investments	Shares	Value

Household Products – 3.7%

Colgate-Palmolive Co.	33,600	$2,681,280

Procter & Gamble Co. (The)	352,800	55,170,864
		57,852,144

Industrial Conglomerates – 1.1%

3M Co.	108,640	11,539,741

Honeywell International, Inc.	28,000	5,595,520
		17,135,261

Insurance – 3.3%

Aflac, Inc.	129,920	9,074,912

Allstate Corp. (The)	67,200	7,779,072

First American Financial Corp.(a)	15,680	903,325

Lincoln National Corp.	231,840	5,037,883

MetLife, Inc.	134,400	8,242,752

Principal Financial Group, Inc.(a)	92,960	6,943,182

Prudential Financial, Inc.	89,600	7,795,200

Travelers Cos., Inc. (The)	8,960	1,623,015

Unum Group	76,160	3,213,952
		50,613,293

IT Services – 1.3%

Accenture plc, Class A	40,320	11,301,293

Cognizant Technology Solutions Corp., Class A	135,520	8,091,899
		19,393,192

Machinery – 1.4%

Illinois Tool Works, Inc.(a)	57,120	13,819,613

Snap-on, Inc.	32,480	8,425,637
		22,245,250

Marine Transportation – 0.4%

ZIM Integrated Shipping Services Ltd.(a)	369,600	6,309,072

Media – 3.8%

Comcast Corp., Class A	864,640	35,770,157

Interpublic Group of Cos., Inc. (The)(a)	54,880	1,960,862

Nexstar Media Group, Inc., Class A(a)	40,320	6,993,504

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	281

FlexShares® Quality Dividend Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Media – (continued)

Omnicom Group, Inc.(a)	3,360	$304,315

Sirius XM Holdings, Inc.(a)	1,712,480	6,507,424

TEGNA, Inc.	386,400	6,607,440
		58,143,702

Metals & Mining – 1.1%

Nucor Corp.	56,000	8,298,080

Southern Copper Corp.(a)	105,280	8,088,662
		16,386,742

Multi-Utilities – 1.1%

Public Service Enterprise Group, Inc.	143,360	9,060,352

WEC Energy Group, Inc.(a)	79,520	7,647,438
		16,707,790

Office REITs – 0.4%

Boston Properties, Inc., REIT	114,240	6,095,846

Oil, Gas & Consumable Fuels – 3.7%

APA Corp.(a)	136,640	5,035,184

Chevron Corp.	36,960	6,230,717

CVR Energy, Inc.(a)	235,200	6,195,168

Exxon Mobil Corp.	99,680	11,796,131

Marathon Oil Corp.	266,560	6,440,090

Marathon Petroleum Corp.	77,280	9,428,160

Occidental Petroleum Corp.(a)	30,240	1,860,667

Pioneer Natural Resources Co.	11,200	2,436,560

Range Resources Corp.	86,240	2,281,048

SM Energy Co.(a)	170,240	4,780,339
		56,484,064

Paper & Forest Products – 0.4%

Louisiana-Pacific Corp.(a)	116,480	6,958,515

Pharmaceuticals – 6.8%

Bristol-Myers Squibb Co.	21,280	1,420,865

Eli Lilly & Co.	94,080	37,242,509

Johnson & Johnson	294,560	48,219,472

Merck & Co., Inc.	25,760	2,974,507

Pfizer, Inc.	393,120	15,288,437
		105,145,790

Investments	Shares	Value

Professional Services – 1.0%

Paychex, Inc.	75,040	$8,243,894

Robert Half International, Inc.(a)	97,440	7,113,120
		15,357,014

Residential REITs – 2.2%

Apartment Income REIT Corp., REIT	179,200	6,626,816

AvalonBay Communities, Inc., REIT(a)	48,160	8,686,619

Camden Property Trust, REIT	68,320	7,518,616

Equity Residential, REIT(a)	131,040	8,288,280

Mid-America Apartment Communities, Inc., REIT	15,680	2,411,584
		33,531,915

Retail REITs – 0.5%

Brixmor Property Group, Inc., REIT(a)	342,720	7,310,218

Semiconductors & Semiconductor Equipment – 7.0%

Applied Materials, Inc.	165,760	18,735,853

Broadcom, Inc.	78,763	49,345,019

Microchip Technology, Inc.(a)	112,000	8,174,880

NVIDIA Corp.	62,720	17,404,173

Power Integrations, Inc.(a)	96,320	7,010,170

Teradyne, Inc.	78,400	7,164,192
		107,834,287

Software – 6.4%

Bentley Systems, Inc., Class B	5,600	238,336

Dolby Laboratories, Inc., Class A	20,160	1,687,190

Microsoft Corp.	282,240	86,721,063

Roper Technologies, Inc.	22,400	10,187,072
		98,833,661

Specialized REITs – 1.6%

Lamar Advertising Co., Class A, REIT(a)	75,040	7,930,227

Public Storage, REIT	32,480	9,576,079

Weyerhaeuser Co., REIT	226,240	6,766,838
		24,273,144

See Accompanying Notes to the Financial Statements.

282	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Specialty Retail – 4.4%

Bath & Body Works, Inc.(a)	190,400	$6,683,040

Best Buy Co., Inc.	96,320	7,177,766

Home Depot, Inc. (The)	87,360	26,255,175

Lowe’s Cos., Inc.	95,200	19,785,416

Williams-Sonoma, Inc.(a)	61,600	7,456,064
		67,357,461

Technology Hardware, Storage & Peripherals – 9.7%

Apple, Inc.	842,240	142,911,283

Seagate Technology Holdings plc(a)	117,600	6,911,352
		149,822,635

Textiles, Apparel & Luxury Goods – 0.5%

Tapestry, Inc.	181,440	7,404,566

Tobacco – 1.1%

Altria Group, Inc.	356,160	16,921,162

Trading Companies & Distributors – 0.5%

Fastenal Co.	156,800	8,442,112
Total Common Stocks (Cost $1,342,371,406)		1,531,134,171
	Principal Amount

SECURITIES LENDING REINVESTMENTS – 6.8%(b)

CERTIFICATES OF DEPOSIT – 0.2%

Bank of America NA (US Federal Funds Effective Rate (continuous series) + 0.40%), 5.23%, 10/19/2023(c) (Cost $2,000,000)	$2,000,000	1,999,316

INVESTMENT COMPANIES – 1.3%

Goldman Sachs Financial Square Government Fund, Institutional Class 4.87%	10,000,000	10,000,000

Investments	Principal Amount	Value

INVESTMENT COMPANIES – (continued)

Invesco Government & Agency Portfolio, Institutional Shares 4.88%	$10,000,000	$10,000,000
Total Investment Companies (Cost $20,000,000)		20,000,000

REPURCHASE AGREEMENTS – 5.3%

BofA Securities, Inc., 5.26%, dated 4/30/2023, due 7/31/2023, repurchase price $8,107,538, collateralized by various Common Stocks; total market value $8,933,297	8,000,000	8,000,000

Citigroup Global Markets, Inc., 4.77%, dated 4/30/2023, due 5/1/2023, repurchase price $23,802,898, collateralized by various U.S. Treasury Securities, ranging from 2.50% – 4.25%, maturing 8/15/2023 – 12/31/2024; total market value $24,043,185	23,799,744	23,799,744

National Bank of Canada, 4.81%, dated 4/30/2023, due 5/5/2023, repurchase price $20,013,361, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 4.38%, maturing 6/20/2023 – 2/15/2053; total market value $20,423,034	20,000,000	20,000,000

Societe Generale, 4.92%, dated 4/30/2023, due 5/1/2023, repurchase price $20,002,733, collateralized by various Common Stocks; total market value $22,400,220	20,000,000	20,000,000

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	283

FlexShares® Quality Dividend Index Fund (cont.)

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS – (continued)

REPURCHASE AGREEMENTS – (continued)

Societe Generale, New York Branch, 4.81%, dated 4/30/2023, due 5/5/2023, repurchase price $10,006,681, collateralized by various U.S. Treasury Securities, 3.75%, 4/15/2026; ; total market value $10,211,134	$10,000,000	$10,000,000
Total Repurchase Agreements (Cost $81,799,744)		81,799,744
Total Securities Lending Reinvestments (Cost $103,799,744)		103,799,060
Total Investments – 106.1% (Cost $1,446,171,150)		1,634,933,231

Liabilities in excess of other assets – (6.1%)		(93,528,338)
NET ASSETS – 100.0%		$1,541,404,893

(a)

The security or a portion of this security is on loan at April 30, 2023. The total value of securities on loan at April 30, 2023 was $150,690,028, collateralized in the form of cash with a value of $103,799,744 that was reinvested in the securities shown in the

Securities Lending Reinvestment section of the Schedule of Investments; $47,221,028 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from May 16, 2023 – February 15, 2053 and $1,686,339 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 5.75%, and maturity dates ranging from May 25, 2023 – October 22, 2071; a total value of $152,707,111.

(b)	The security was purchased with cash collateral held from securities on loan at April 30, 2023. The total value of securities purchased was $103,799,060.

(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2023.

Percentages shown are based on Net Assets.

Abbreviations

REIT – Real Estate Investment Trust

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$272,436,845
Aggregate gross unrealized depreciation	(83,372,253)
Net unrealized appreciation	$189,064,592
Federal income tax cost	$1,446,269,802

Futures Contracts

FlexShares® Quality Dividend Index Fund had the following open futures contracts as of April 30, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
S&P 500 E-Mini Index	40	06/16/2023	USD	$8,377,000	$379,625
S&P Midcap 400 E-Mini Index	6	06/16/2023	USD	1,500,360	21,538
					$401,163

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD – US Dollar

Security Type	% of Net Assets
Common Stocks	99.3%
Securities Lending Reinvestments	6.7
Others(1)	(6.0)
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

284	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

April 30, 2023 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 99.1%

Aerospace & Defense – 1.3%

Lockheed Martin Corp.	9,633	$4,474,047

Air Freight & Logistics – 2.6%

CH Robinson Worldwide, Inc.(a)	16,796	1,694,213

Expeditors International of Washington, Inc.	15,561	1,771,464

United Parcel Service, Inc., Class B	29,887	5,373,981
		8,839,658

Banks – 2.1%

Bank of America Corp.	17,537	513,483

JPMorgan Chase & Co.	12,844	1,775,554

Popular, Inc.	23,465	1,408,135

Prosperity Bancshares, Inc.	22,477	1,407,510

US Bancorp	57,304	1,964,381
		7,069,063

Beverages – 2.8%

Coca-Cola Co. (The)	137,085	8,794,003

PepsiCo, Inc.	2,717	518,648
		9,312,651

Biotechnology – 5.3%

AbbVie, Inc.	55,328	8,361,167

Amgen, Inc.	21,736	5,210,989

Gilead Sciences, Inc.	51,623	4,243,927
		17,816,083

Broadline Retail – 0.6%

Dillard’s, Inc., Class A(a)	2,717	810,726

eBay, Inc.(a)	25,441	1,181,225
		1,991,951

Building Products – 0.8%

A O Smith Corp.	22,971	1,568,689

Masco Corp.	19,760	1,057,358
		2,626,047

Capital Markets – 1.4%

Bank of New York Mellon Corp. (The)	38,285	1,630,558

Investments	Shares	Value

Capital Markets – (continued)

Janus Henderson Group plc(a)	58,045	$1,506,268

Virtu Financial, Inc., Class A	73,606	1,475,800
		4,612,626

Chemicals – 1.6%

Dow, Inc.	31,616	1,719,910

Huntsman Corp.(a)	26,429	708,033

LyondellBasell Industries NV, Class A	16,796	1,589,070

Olin Corp.	26,923	1,491,534
		5,508,547

Commercial Services & Supplies – 0.6%

Rollins, Inc.	47,424	2,003,664

Communications Equipment – 2.4%

Cisco Systems, Inc.	171,418	8,099,501

Consumer Staples Distribution & Retail – 0.6%

Albertsons Cos., Inc., Class A	79,040	1,651,936

Costco Wholesale Corp.	494	248,591

Walmart, Inc.	1,235	186,448
		2,086,975

Containers & Packaging – 0.1%

International Paper Co.	9,386	310,770

Diversified Consumer Services – 0.4%

H&R Block, Inc.	42,978	1,457,384

Electric Utilities – 2.8%

Constellation Energy Corp.	21,736	1,682,367

Entergy Corp.	16,302	1,753,769

Evergy, Inc.	28,652	1,779,576

Exelon Corp.	46,189	1,960,261

OGE Energy Corp.	42,484	1,594,849

PPL Corp.	18,031	517,850
		9,288,672

Entertainment – 0.5%

Warner Music Group Corp., Class A	49,647	1,512,744

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	285

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Financial Services – 4.9%

Jack Henry & Associates, Inc.(a)	10,621	$1,734,834

Mastercard, Inc., Class A	2,805	1,065,984

Radian Group, Inc.(a)	74,100	1,798,407

Visa, Inc., Class A(a)	44,460	10,347,176

Western Union Co. (The)	118,066	1,290,462
		16,236,863

Food Products – 0.7%

General Mills, Inc.	26,676	2,364,294

Gas Utilities – 0.5%

ONE Gas, Inc.(a)	19,513	1,501,525

Ground Transportation – 0.5%

Old Dominion Freight Line, Inc.	5,434	1,740,999

Health Care Equipment & Supplies – 2.4%

Abbott Laboratories(a)	72,371	7,994,824

Health Care Providers & Services – 1.8%

Chemed Corp.	3,315	1,827,394

McKesson Corp.	5,434	1,979,280

UnitedHealth Group, Inc.	4,446	2,187,832
		5,994,506

Hotels, Restaurants & Leisure – 4.8%

Domino’s Pizza, Inc.	4,940	1,568,302

McDonald’s Corp.	30,628	9,058,231

Starbucks Corp.	47,424	5,420,089
		16,046,622

Household Products – 4.6%

Clorox Co. (The)	11,609	1,922,683

Kimberly-Clark Corp.	12,597	1,825,179

Procter & Gamble Co. (The)	75,088	11,742,261
		15,490,123

Industrial Conglomerates – 0.7%

3M Co.	23,218	2,466,216

Industrial REITs – 0.5%

Terreno Realty Corp., REIT	26,429	1,627,762

Investments	Shares	Value

Insurance – 3.9%

Aflac, Inc.	27,664	$1,932,330

Allstate Corp. (The)	14,326	1,658,378

Assurant, Inc.	10,127	1,246,937

Globe Life, Inc.	14,326	1,554,658

Loews Corp.	21,736	1,251,342

MetLife, Inc.	28,652	1,757,227

Travelers Cos., Inc. (The)	10,621	1,923,888

Willis Towers Watson plc	7,657	1,773,361
		13,098,121

IT Services – 0.5%

Cognizant Technology Solutions Corp., Class A	29,146	1,740,308

Machinery – 1.5%

Illinois Tool Works, Inc.	12,103	2,928,200

Otis Worldwide Corp.	23,218	1,980,495
		4,908,695

Marine Transportation – 0.4%

ZIM Integrated Shipping Services Ltd.(a)	76,570	1,307,050

Media – 3.7%

Comcast Corp., Class A	157,586	6,519,333

Fox Corp., Class A(a)	11,856	394,331

Interpublic Group of Cos., Inc. (The)(a)	12,350	441,265

Nexstar Media Group, Inc., Class A(a)	8,645	1,499,475

Omnicom Group, Inc.	6,669	604,011

Sirius XM Holdings, Inc.(a)	364,325	1,384,435

TEGNA, Inc.	80,769	1,381,150
		12,224,000

Metals & Mining – 0.5%

Southern Copper Corp.(a)	22,230	1,707,931

Multi-Utilities – 1.4%

Dominion Energy, Inc.	14,820	846,815

Public Service Enterprise Group, Inc.	30,875	1,951,300

WEC Energy Group, Inc.	18,031	1,734,041
		4,532,156

See Accompanying Notes to the Financial Statements.

286	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Office REITs – 0.3%

Boston Properties, Inc., REIT	19,266	$1,028,034

Oil, Gas & Consumable Fuels – 1.9%

Chesapeake Energy Corp.(a)	14,820	1,225,318

Chevron Corp.	7,657	1,290,817

CVR Energy, Inc.(a)	8,151	214,697

Exxon Mobil Corp.	23,959	2,835,308

Pioneer Natural Resources Co.	4,199	913,493
		6,479,633

Pharmaceuticals – 7.2%

Bristol-Myers Squibb Co.	22,971	1,533,774

Eli Lilly & Co.	27,417	10,853,294

Johnson & Johnson	56,069	9,178,495

Merck & Co., Inc.	5,681	655,985

Pfizer, Inc.	49,647	1,930,772
		24,152,320

Professional Services – 1.4%

Booz Allen Hamilton Holding Corp.	10,127	969,357

Paychex, Inc.	14,820	1,628,125

Verisk Analytics, Inc.	10,374	2,013,697
		4,611,179

Residential REITs – 1.8%

Apartment Income REIT Corp., REIT	28,652	1,059,551

Camden Property Trust, REIT	14,573	1,603,759

Equity Residential, REIT(a)	27,417	1,734,125

Mid-America Apartment Communities, Inc., REIT	10,127	1,557,533
		5,954,968

Semiconductors & Semiconductor Equipment – 4.7%

Broadcom, Inc.	16,549	10,367,948

NVIDIA Corp.	13,338	3,701,162

Power Integrations, Inc.(a)	20,254	1,474,086
		15,543,196

Software – 6.3%

Bentley Systems, Inc., Class B	1,482	63,074

Dolby Laboratories, Inc., Class A	4,446	372,086

Investments	Shares	Value

Software – (continued)

Microsoft Corp.	59,774	$18,366,159

Roper Technologies, Inc.	4,693	2,134,282
		20,935,601

Specialized REITs – 2.3%

American Tower Corp., REIT	19,019	3,887,294

Digital Realty Trust, Inc., REIT(a)	16,796	1,665,323

Public Storage, REIT(a)	6,669	1,966,221
		7,518,838

Specialty Retail – 4.3%

Best Buy Co., Inc.	20,254	1,509,328

Home Depot, Inc. (The)	33,839	10,169,973

Lowe’s Cos., Inc.	7,904	1,642,688

Williams-Sonoma, Inc.(a)	9,139	1,106,185
		14,428,174

Technology Hardware, Storage & Peripherals – 8.1%

Apple, Inc.	150,670	25,565,685

Seagate Technology Holdings plc(a)	24,947	1,466,135
		27,031,820

Tobacco – 1.1%

Altria Group, Inc.	74,594	3,543,961

Water Utilities – 0.5%

American Water Works Co., Inc.	11,856	1,757,652
Total Common Stocks (Cost $298,681,200)		330,977,754
	Principal Amount

SECURITIES LENDING REINVESTMENTS – 4.6%(b)

REPURCHASE AGREEMENTS – 4.6%

BofA Securities, Inc., 5.26%, dated 4/30/2023, due 7/31/2023, repurchase price $1,013,442, collateralized by various Common Stocks; total market value $1,116,662	$1,000,000	$1,000,000

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	287

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS – (continued)

REPURCHASE AGREEMENTS – (continued)

Citigroup Global Markets, Inc., 4.77%, dated 4/30/2023, due 5/1/2023, repurchase price $9,245,387, collateralized by various U.S. Treasury Securities, ranging from 2.50% - 4.25%, maturing 8/15/2023 – 12/31/2024; total market value $9,338,718	$9,244,162	$9,244,162

National Bank of Canada, 4.81%, dated 4/30/2023, due 5/5/2023, repurchase price $5,003,340, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 4.38%, maturing 6/20/2023 – 2/15/2053; total market value $5,105,758	5,000,000	5,000,000
		15,244,162
Total Securities Lending Reinvestments (Cost $15,244,162)		15,244,162
Total Investments – 103.7% (Cost $313,925,362)		346,221,916

Liabilities in excess of other assets – (3.7%)		(12,289,197)
NET ASSETS – 100.0%		$333,932,719
(a)

The security or a portion of this security is on loan at April 30, 2023. The total value of securities on loan at April 30, 2023 was $32,229,319, collateralized in the form of cash with a value of $15,244,162 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $17,075,310 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from May 16, 2023 – February 15, 2053 and $280,708 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 5.75%, and maturity dates ranging from May 25, 2023 – October 22, 2071; a total value of $32,600,180.

(b)	The security was purchased with cash collateral held from securities on loan at April 30, 2023. The total value of securities purchased was $15,244,162.

Percentages shown are based on Net Assets.

Abbreviations

REIT – Real Estate Investment Trust

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$49,164,171
Aggregate gross unrealized depreciation	(16,711,510)
Net unrealized appreciation	$32,452,661
Federal income tax cost	$313,919,575

Futures Contracts

FlexShares® Quality Dividend Defensive Index Fund had the following open futures contracts as of April 30, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
S&P 500 E-Mini Index	14	06/16/2023	USD	$2,931,950	$150,320

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD – US Dollar

See Accompanying Notes to the Financial Statements.

288	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Security Type	% of Net Assets
Common Stocks	99.1%
Securities Lending Reinvestments	4.6
Others(1)	(3.7)
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	289

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

April 30, 2023 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 97.2%

Air Freight & Logistics – 1.6%

United Parcel Service, Inc., Class B	1,608	$289,134

Banks – 2.2%

Bank of America Corp.	912	26,704

Citigroup, Inc.	4,128	194,305

Cullen/Frost Bankers, Inc.	600	66,150

JPMorgan Chase & Co.	684	94,556

US Bancorp	154	5,279
		386,994

Beverages – 1.4%

Coca-Cola Co. (The)	3,360	215,544

PepsiCo, Inc.	144	27,488
		243,032

Biotechnology – 3.5%

AbbVie, Inc.	2,256	340,927

Amgen, Inc.	1,140	273,303
		614,230

Broadline Retail – 0.7%

eBay, Inc.	1,344	62,402

Macy’s, Inc.	3,768	61,569
		123,971

Building Products – 1.5%

A O Smith Corp.	1,344	91,782

Masco Corp.	1,260	67,422

Owens Corning	900	96,129
		255,333

Capital Markets – 3.2%

Ameriprise Financial, Inc.	300	91,536

Bank of New York Mellon Corp. (The)	2,052	87,395

BlackRock, Inc.	336	225,523

Janus Henderson Group plc	3,060	79,407

Jefferies Financial Group, Inc.	2,316	74,181
		558,042

Investments	Shares	Value

Chemicals – 2.3%

Chemours Co. (The)	2,580	$75,001

Dow, Inc.	1,776	96,614

LyondellBasell Industries NV, Class A	996	94,232

Mosaic Co. (The)	1,872	80,215

Olin Corp.	888	49,195
		395,257

Commercial Services & Supplies – 0.6%

Cintas Corp.	228	103,916

Communications Equipment – 2.4%

Cisco Systems, Inc.	9,084	429,219

Consumer Finance – 1.1%

Ally Financial, Inc.	708	18,677

Capital One Financial Corp.	912	88,738

OneMain Holdings, Inc.	2,016	77,354
		184,769

Consumer Staples Distribution & Retail – 0.1%

Costco Wholesale Corp.	24	12,077

Walmart, Inc.	60	9,058
		21,135

Electric Utilities – 0.4%

PPL Corp.	2,304	66,171

Entertainment – 0.5%

Warner Music Group Corp., Class A	2,616	79,710

Financial Services – 4.8%

Equitable Holdings, Inc.	2,772	72,044

Mastercard, Inc., Class A	864	328,346

MGIC Investment Corp.	5,688	84,581

Radian Group, Inc.	3,948	95,818

Visa, Inc., Class A(a)	456	106,125

Voya Financial, Inc.(a)	1,164	89,023

Western Union Co. (The)	6,108	66,760
		842,697

Ground Transportation – 2.0%

Old Dominion Freight Line, Inc.	288	92,272

Union Pacific Corp.	1,332	260,673
		352,945

See Accompanying Notes to the Financial Statements.

290	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Health Care Equipment & Supplies – 2.4%

Abbott Laboratories	3,744	$413,600

Health Care Providers & Services – 0.6%

UnitedHealth Group, Inc.	228	112,197

Hotel & Resort REITs – 1.1%

Apple Hospitality REIT, Inc., REIT	5,208	77,547

Host Hotels & Resorts, Inc., REIT	5,376	86,930

Ryman Hospitality Properties, Inc., REIT	240	21,518
		185,995

Hotels, Restaurants & Leisure – 2.6%

Boyd Gaming Corp.	1,368	94,939

International Game Technology plc	3,228	90,836

Marriott International, Inc., Class A	624	105,668

McDonald’s Corp.	13	3,845

Red Rock Resorts, Inc., Class A(a)	1,920	93,696

Wyndham Hotels & Resorts, Inc.	972	66,310
		455,294

Household Products – 0.7%

Procter & Gamble Co. (The)	804	125,730

Industrial Conglomerates – 1.4%

3M Co.	1,200	127,464

Honeywell International, Inc.	612	122,302
		249,766

Insurance – 3.6%

Aflac, Inc.	1,464	102,260

American International Group, Inc.	480	25,459

First American Financial Corp.	1,500	86,415

Lincoln National Corp.	2,587	56,216

MetLife, Inc.	1,536	94,203

Principal Financial Group, Inc.	1,068	79,769

Prudential Financial, Inc.	1,008	87,696

Unum Group	2,136	90,139
		622,157

IT Services – 1.8%

Accenture plc, Class A	960	269,078

Cognizant Technology Solutions Corp., Class A	708	42,275
		311,353

Investments	Shares	Value

Machinery – 1.5%

Illinois Tool Works, Inc.	684	$165,487

Snap-on, Inc.	372	96,500
		261,987

Marine Transportation – 0.4%

ZIM Integrated Shipping Services Ltd.(a)	4,116	70,260

Media – 3.7%

Comcast Corp., Class A	9,756	403,605

Interpublic Group of Cos., Inc. (The)	660	23,582

Nexstar Media Group, Inc., Class A(a)	444	77,012

Sirius XM Holdings, Inc.(a)	19,176	72,869

TEGNA, Inc.	4,368	74,693
		651,761

Metals & Mining – 1.0%

Nucor Corp.	624	92,464

Southern Copper Corp.(a)	1,164	89,430
		181,894

Mortgage Real Estate Investment Trusts (REITs) – 0.1%

AGNC Investment Corp.(a)	1,644	16,292

Office REITs – 0.4%

Boston Properties, Inc., REIT	1,272	67,874

Oil, Gas & Consumable Fuels – 7.0%

APA Corp.	2,316	85,345

Chesapeake Energy Corp.(a)	108	8,929

Chevron Corp.	408	68,781

CVR Energy, Inc.(a)	2,604	68,589

Devon Energy Corp.	564	30,134

Diamondback Energy, Inc.	588	83,614

Exxon Mobil Corp.	1,272	150,528

Magnolia Oil & Gas Corp., Class A(a)	3,984	84,142

Marathon Oil Corp.	3,516	84,947

Marathon Petroleum Corp.	1,188	144,936

Occidental Petroleum Corp.(a)	2,016	124,044

PBF Energy, Inc., Class A	1,296	45,179

Pioneer Natural Resources Co.	312	67,876

Range Resources Corp.	3,540	93,633

SM Energy Co.	2,832	79,523
		1,220,200

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	291

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Paper & Forest Products – 0.5%

Louisiana-Pacific Corp.	1,368	$81,724

Pharmaceuticals – 6.0%

Eli Lilly & Co.	120	47,503

Johnson & Johnson	3,492	571,641

Merck & Co., Inc.	300	34,641

Pfizer, Inc.	10,416	405,078
		1,058,863

Professional Services – 1.2%

Genpact Ltd.	253	11,271

Korn Ferry(a)	576	27,660

Paychex, Inc.	840	92,282

Robert Half International, Inc.	1,092	79,716
		210,929

Residential REITs – 0.4%

Equity Residential, REIT	1,212	76,659

Retail REITs – 0.9%

Brixmor Property Group, Inc., REIT	3,840	81,907

Federal Realty Investment Trust, REIT	816	80,694
		162,601

Semiconductors & Semiconductor Equipment – 6.8%

Applied Materials, Inc.	1,848	208,880

Broadcom, Inc.	888	556,332

Microchip Technology, Inc.	1,284	93,719

NVIDIA Corp.	696	193,133

Power Integrations, Inc.	828	60,262

Teradyne, Inc.(a)	900	82,242
		1,194,568

Software – 6.3%

Bentley Systems, Inc., Class B	60	2,553

Dolby Laboratories, Inc., Class A	240	20,086

Microsoft Corp.	3,168	973,400

Roper Technologies, Inc.	252	114,604
		1,110,643

Specialized REITs – 1.0%

Lamar Advertising Co., Class A, REIT	840	88,771

Weyerhaeuser Co., REIT	2,988	89,371
		178,142

Investments	Shares	Value

Specialty Retail – 4.7%

Bath & Body Works, Inc.	2,100	$73,710

Best Buy Co., Inc.	1,056	78,693

Home Depot, Inc. (The)	1,044	313,764

Lowe’s Cos., Inc.	1,356	281,818

Williams-Sonoma, Inc.(a)	684	82,791
		830,776

Technology Hardware, Storage & Peripherals – 10.0%

Apple, Inc.	9,888	1,677,796

Seagate Technology Holdings plc(a)	1,332	78,281
		1,756,077

Textiles, Apparel & Luxury Goods – 0.5%

Tapestry, Inc.	2,064	84,232

Tobacco – 1.1%

Altria Group, Inc.	3,996	189,850

Trading Companies & Distributors – 1.2%

Fastenal Co.	1,896	102,081

WW Grainger, Inc.	144	100,162
		202,243
Total Common Stocks (Cost $15,293,540)		17,030,222
	Principal Amount

SECURITIES LENDING REINVESTMENTS – 0.9%(b)

REPURCHASE AGREEMENTS – 0.9%

Citigroup Global Markets, Inc., 4.77%, dated 4/30/2023, due 5/1/2023, repurchase price $153,798, collateralized by various U.S. Treasury Securities, ranging from 2.50% – 4.25%, maturing 8/15/2023 – 12/31/2024; total market value $155,351 (Cost $153,778)	$153,778	153,778
Total Investments – 98.1% (Cost $15,447,318)		17,184,000

Other assets less liabilities – 1.9%		324,235
NET ASSETS – 100.0%		$17,508,235

See Accompanying Notes to the Financial Statements.

292	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

(a)

The security or a portion of this security is on loan at April 30, 2023. The total value of securities on loan at April 30, 2023 was $1,120,559, collateralized in the form of cash with a value of $153,778 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $758,068 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from May 16, 2023 – February 15, 2053 and $234,148 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 5.75%, and maturity dates ranging from May 25, 2023 – October 22, 2071; a total value of $1,145,994.

(b)	The security was purchased with cash collateral held from securities on loan at April 30, 2023. The total value of securities purchased was $153,778.

Percentages shown are based on Net Assets.

Abbreviations

REIT – Real Estate Investment Trust

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,575,596
Aggregate gross unrealized depreciation	(822,372)
Net unrealized appreciation	$1,753,224
Federal income tax cost	$15,455,181

Futures Contracts

FlexShares® Quality Dividend Dynamic Index Fund had the following open futures contracts as of April 30, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
S&P 500 Micro E-Mini Index	23	06/16/2023	USD	$481,678	$24,405

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD – US Dollar

Security Type	% of Net Assets
Common Stocks	97.2%
Securities Lending Reinvestments	0.9
Others(1)	1.9
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	293

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

April 30, 2023 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 97.2%

Automobile Components – 0.9%

Bridgestone Corp.	106,000	$4,233,305

Fuyao Glass Industry Group Co. Ltd., Class H(a)	249,200	1,009,511
		5,242,816

Automobiles – 2.1%

Bajaj Auto Ltd.	71,920	3,894,923

Mercedes-Benz Group AG	90,272	7,034,023

Toyota Motor Corp.	49,600	676,438
		11,605,384

Banks – 12.2%

Agricultural Bank of China Ltd., Class H	11,656,000	4,499,125

Banco del Bajio SA(a)	868,000	2,846,178

Bank of Communications Co. Ltd., Class H	3,472,000	2,238,031

Bank of Montreal(b)	28,585	2,573,978

Barclays plc	1,378,632	2,770,405

BOC Hong Kong Holdings Ltd.	992,000	3,121,365

China Construction Bank Corp., Class H	4,960,000	3,317,240

China Merchants Bank Co. Ltd., Class H	124,000	594,734

Commonwealth Bank of Australia(b)	3,224	211,694

FinecoBank Banca Fineco SpA	235,848	3,574,965

First Abu Dhabi Bank PJSC	588,256	2,271,642

HSBC Holdings plc	106,888	770,886

Industrial & Commercial Bank of China Ltd., Class H	4,216,000	2,266,465

Japan Post Bank Co. Ltd.	173,600	1,383,292

KBC Group NV	59,520	4,256,699

Komercni Banka A/S	114,576	3,709,094

Mizuho Financial Group, Inc.	116,800	1,685,543

Royal Bank of Canada	158,448	15,713,957

Sberbank of Russia PJSC* ‡	1,227,390	—

Skandinaviska Enskilda Banken AB, Class A	356,376	4,047,654

Investments	Shares	Value

Banks – (continued)

Sumitomo Mitsui Financial Group, Inc.	59,500	$2,424,746

Swedbank AB, Class A	225,928	3,920,659

Toronto-Dominion Bank (The)	5,456	330,144
		68,528,496

Beverages – 0.8%

Arca Continental SAB de CV	446,400	4,234,106

Nongfu Spring Co. Ltd., Class H(a) (b)	78,000	421,305
		4,655,411

Broadline Retail – 0.6%

momo.com, Inc.	91,920	2,478,708

Next plc	8,928	756,336
		3,235,044

Building Products – 1.0%

Geberit AG (Registered)	4,464	2,541,829

Lixil Corp.	198,400	3,106,443
		5,648,272

Capital Markets – 5.1%

3i Group plc	152,272	3,381,873

ASX Ltd.	36,704	1,660,797

China Galaxy Securities Co. Ltd., Class H	7,440,000	4,028,077

EQT AB(b)	75,888	1,626,184

Hargreaves Lansdown plc	248,000	2,503,041

Japan Exchange Group, Inc.	109,700	1,772,006

Julius Baer Group Ltd.	43,896	3,142,580

Korea Investment Holdings Co. Ltd.	64,232	2,644,339

Macquarie Korea Infrastructure Fund	58,776	545,865

Moscow Exchange MICEX-RTS PJSC* ‡	775,590	—

Partners Group Holding AG	3,472	3,367,261

Samsung Securities Co. Ltd.	144,832	3,663,003
		28,335,026

Chemicals – 2.2%

Fertiglobe plc	2,800,416	2,928,540

Kumho Petrochemical Co. Ltd.	13,144	1,339,541

See Accompanying Notes to the Financial Statements.

294	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Chemicals – (continued)

Nissan Chemical Corp.	8,500	$375,794

Nitto Denko Corp.	17,300	1,112,973

Wacker Chemie AG	18,600	2,873,789

Yara International ASA	86,800	3,481,386
		12,112,023

Construction Materials – 0.7%

Ambuja Cements Ltd.*	294,872	1,428,667

Anhui Conch Cement Co. Ltd., Class H	779,000	2,451,152
		3,879,819

Consumer Staples Distribution & Retail – 0.8%

Cencosud SA*	2,195,296	4,501,557

Kesko OYJ, Class B	10,168	212,218
		4,713,775

Diversified REITs – 0.6%

Stockland, REIT(b)	1,080,040	3,176,163

Diversified Telecommunication Services – 2.2%

Elisa OYJ	8,432	524,279

Koninklijke KPN NV	742,264	2,711,591

Spark New Zealand Ltd.	43,648	140,997

Swisscom AG (Registered)	3,968	2,732,862

Telenor ASA	367,784	4,573,606

Telstra Group Ltd.	556,512	1,607,159
		12,290,494

Electric Utilities – 1.6%

Endesa SA(b)	69,192	1,556,023

Fortum OYJ	243,288	3,634,022

Origin Energy Ltd.	573,376	3,160,156

Red Electrica Corp. SA	46,624	849,560
		9,199,761

Electronic Equipment, Instruments & Components – 0.4%

AUO Corp.	2,574,400	1,423,593

Largan Precision Co. Ltd.	4,000	261,527

Shimadzu Corp.	10,200	316,866
		2,001,986

Investments	Shares	Value

Entertainment – 1.0%

Capcom Co. Ltd.	10,400	$390,291

Nintendo Co. Ltd.	125,000	5,251,900
		5,642,191

Financial Services – 1.5%

ORIX Corp.	105,700	1,785,407

Power Finance Corp. Ltd.	948,352	1,968,871

REC Ltd.	2,825,960	4,563,389
		8,317,667

Food Products – 3.6%

China Feihe Ltd.(a)	3,472,000	2,335,337

Nestle SA (Registered)	92,504	11,902,206

Uni-President China Holdings Ltd.	4,464,000	4,452,683

Want Want China Holdings Ltd.	1,984,000	1,263,710
		19,953,936

Gas Utilities – 1.7%

Enagas SA	234,608	4,702,276

Kunlun Energy Co. Ltd.	696,000	643,697

Naturgy Energy Group SA(b)	130,944	4,091,110
		9,437,083

Ground Transportation – 0.7%

Aurizon Holdings Ltd.	1,546,280	3,494,758

Canadian National Railway Co.	2,232	265,773
		3,760,531

Health Care Equipment & Supplies – 0.2%

Hoya Corp.	13,400	1,398,406

Hotels, Restaurants & Leisure – 1.1%

InterContinental Hotels Group plc	25,792	1,770,021

OPAP SA	260,152	4,440,233
		6,210,254

Household Durables – 1.1%

Nien Made Enterprise Co. Ltd.	330,000	3,622,835

Persimmon plc	154,256	2,547,640
		6,170,475

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	295

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Household Products – 0.5%

Unilever Indonesia Tbk. PT	10,292,000	$3,086,898

Independent Power and Renewable Electricity Producers – 0.0%

Unipro PJSC* ‡	125,500,000	—

Industrial Conglomerates – 0.3%

Industries Qatar QSC	463,016	1,623,100

Siemens AG (Registered)	992	163,071
		1,786,171

Insurance – 1.8%

Admiral Group plc	59,272	1,721,671

AIA Group Ltd.	19,000	205,614

BB Seguridade Participacoes SA	620,000	4,252,016

Caixa Seguridade Participacoes SA	74,400	140,685

Manulife Financial Corp.	162,688	3,208,659

Sampo OYJ, Class A	12,648	641,758
		10,170,403

Interactive Media & Services – 1.1%

Rightmove plc	290,160	2,094,119

Tencent Holdings Ltd.	86,700	3,803,804
		5,897,923

IT Services – 1.5%

HCL Technologies Ltd.	178,560	2,321,779

Infosys Ltd.	67,208	1,028,820

Nomura Research Institute Ltd.	74,400	1,868,674

Obic Co. Ltd.	4,800	737,106

Otsuka Corp.	67,300	2,439,140
		8,395,519

Leisure Products – 0.0%(c)

Shimano, Inc.	600	92,623

Machinery – 3.3%

Atlas Copco AB, Class A(b)	187,984	2,714,220

Atlas Copco AB, Class B(b)	34,720	444,440

Daifuku Co. Ltd.	61,800	1,130,114

Epiroc AB, Class A	126,232	2,522,856

Investments	Shares	Value

Machinery – (continued)

Epiroc AB, Class B	14,384	$246,949

FANUC Corp.	47,800	1,610,944

GEA Group AG	16,864	792,004

Haitian International Holdings Ltd.	796,000	2,058,472

Kone OYJ, Class B	65,224	3,722,777

MISUMI Group, Inc.	18,800	470,811

Schindler Holding AG	1,736	387,555

VAT Group AG(a) (b)	2,976	1,047,560

Yaskawa Electric Corp.	33,700	1,363,691
		18,512,393

Marine Transportation – 3.1%

AP Moller – Maersk A/S, Class A	1,488	2,655,844

AP Moller – Maersk A/S, Class B	1,488	2,687,802

Evergreen Marine Corp. Taiwan Ltd.	176,000	924,583

Nippon Yusen KK(b)	148,800	3,500,212

Orient Overseas International Ltd.(b)	226,000	4,571,880

SITC International Holdings Co. Ltd.(b)	638,000	1,175,236

Yang Ming Marine Transport Corp.	992,000	2,036,113
		17,551,670

Metals & Mining – 6.0%

BHP Group Ltd.	411,928	12,086,684

China Hongqiao Group Ltd.(b)	3,596,000	3,522,750

Cia Siderurgica Nacional SA	99,200	281,766

Grupo Mexico SAB de CV, Series B	595,200	2,917,104

Kumba Iron Ore Ltd.	136,152	3,304,211

MMC Norilsk Nickel PJSC‡	16,315	—

Rio Tinto plc	125,984	7,995,056

Severstal PAO* ‡	58,985	—

Vedanta Ltd.	985,304	3,363,359
		33,470,930

Office REITs – 0.4%

Dexus, REIT	469,960	2,416,258

See Accompanying Notes to the Financial Statements.

296	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Oil, Gas & Consumable Fuels – 6.3%

Adaro Energy Indonesia Tbk. PT	16,293,600	$3,476,412

BP plc	32,488	218,218

Canadian Natural Resources Ltd.	125,488	7,638,641

China Shenhua Energy Co. Ltd., Class H	1,322,000	4,378,655

Coal India Ltd.	1,612,744	4,593,693

Equinor ASA	117,552	3,353,571

Exxaro Resources Ltd.(b)	324,880	3,408,408

Ovintiv, Inc.	4,712	170,009

Petroleo Brasileiro SA	148,800	793,247

Petroleo Brasileiro SA (Preference)	892,800	4,229,461

Shell plc	69,440	2,140,084

TotalEnergies SE	13,392	856,630
		35,257,029

Personal Care Products – 2.6%

Hengan International Group Co. Ltd.	124,000	552,873

L’Oreal SA	27,528	13,151,667

Shiseido Co. Ltd.	5,700	284,697

Unilever plc	6,200	345,727
		14,334,964

Pharmaceuticals – 9.3%

Astellas Pharma, Inc.	24,800	373,006

China Medical System Holdings Ltd.	744,000	1,232,118

Chugai Pharmaceutical Co. Ltd.	116,400	2,995,378

GSK plc	409,696	7,420,385

Ipsen SA	2,728	331,288

Novartis AG (Registered)	111,600	11,426,446

Novo Nordisk A/S, Class B	79,608	13,260,728

Orion OYJ, Class B	78,368	3,687,409

Roche Holding AG	496	168,519

Roche Holding AG – BR	35,960	11,326,764
		52,222,041

Professional Services – 1.4%

Bureau Veritas SA	24,800	715,693

Randstad NV	22,568	1,226,320

Investments	Shares	Value

Professional Services – (continued)

Recruit Holdings Co. Ltd.	43,400	$1,218,827

RELX plc	66,960	2,226,927

SGS SA (Registered)	28,998	2,624,660
		8,012,427

Real Estate Management & Development – 2.2%

China Overseas Land & Investment Ltd.	744,000	1,880,401

China Resources Land Ltd.	44,000	204,028

CK Asset Holdings Ltd.	124,000	731,373

Daito Trust Construction Co. Ltd.	35,000	3,308,119

Land & Houses PCL, NVDR	6,026,400	1,729,518

Sun Hung Kai Properties Ltd.	316,500	4,394,769
		12,248,208

Semiconductors & Semiconductor Equipment – 4.8%

Advantest Corp.	23,000	1,780,340

ASML Holding NV	12,648	8,008,005

Nanya Technology Corp.	1,415,000	3,120,663

Novatek Microelectronics Corp.	313,000	4,260,893

Parade Technologies Ltd.	32,000	976,368

Realtek Semiconductor Corp.	80,000	934,212

Silergy Corp.	24,000	375,116

Taiwan Semiconductor Manufacturing Co. Ltd.	406,222	6,633,275

Vanguard International Semiconductor Corp.	309,000	871,442
		26,960,314

Software – 1.4%

Nemetschek SE	54,560	4,251,333

SAP SE	1,488	201,829

Temenos AG (Registered)	18,600	1,560,640

Trend Micro, Inc.	32,200	1,565,483
		7,579,285

Specialty Retail – 1.9%

H & M Hennes & Mauritz AB, Class B	122,760	1,793,782

Industria de Diseno Textil SA(b)	157,728	5,425,944

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	297

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Specialty Retail – (continued)

Topsports International Holdings Ltd.(a)	992,000	$880,806

ZOZO, Inc.	134,500	2,821,077
		10,921,609

Technology Hardware, Storage & Peripherals – 0.7%

Catcher Technology Co. Ltd.	214,000	1,259,950

Samsung Electronics Co. Ltd.	57,288	2,803,619
		4,063,569

Textiles, Apparel & Luxury Goods – 3.2%

ANTA Sports Products Ltd.	148,800	1,834,908

Bosideng International Holdings Ltd.(b)	2,692,000	1,323,726

Hermes International	2,728	5,923,435

Kering SA	8,432	5,396,386

LVMH Moet Hennessy Louis Vuitton SE	3,224	3,100,147

Pandora A/S	3,720	343,937
		17,922,539

Tobacco – 1.7%

Imperial Brands plc	188,232	4,654,885

Japan Tobacco, Inc.	223,200	4,792,165
		9,447,050

Trading Companies & Distributors – 0.6%

Howden Joinery Group plc	188,728	1,623,955

ITOCHU Corp.(b)	49,600	1,636,274
		3,260,229

Transportation Infrastructure – 0.1%

Grupo Aeroportuario del Pacifico SAB de CV, Class B	31,000	549,731

Wireless Telecommunication Services – 0.9%

Intouch Holdings PCL, NVDR	248,000	544,696

KDDI Corp.	24,800	773,696

Tele2 AB, Class B	346,208	3,677,337
		4,995,729
Total Common Stocks (Cost $535,211,055)		544,670,525

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS – 1.3%(d)

REPURCHASE AGREEMENTS – 1.3%

Citigroup Global Markets, Inc., 4.77%, dated 4/30/2023, due 5/1/2023, repurchase price $7,140,963, collateralized by various U.S. Treasury Securities, ranging from 2.50% – 4.25%, maturing 8/15/2023 – 12/31/2024; total market value $7,213,051 (Cost $7,140,017)	$7,140,017	$7,140,017
Total Investments – 98.5% (Cost $542,351,072)		551,810,542

Other assets less liabilities - 1.5%		8,657,365
NET ASSETS – 100.0%		$560,467,907

*	Non-income producing security.

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

The security or a portion of this security is on loan at April 30, 2023. The total value of securities on loan at April 30, 2023 was $26,429,875, collateralized in the form of cash with a value of $7,140,017 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $13,362,212 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from May 16, 2023 – February 15, 2053 and $7,308,575 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 5.75%, and maturity dates ranging from May 15, 2023 – May 25, 2072; a total value of $27,810,804.

(c)	Represents less than 0.05% of net assets.

(d)	The security was purchased with cash collateral held from securities on loan at April 30, 2023. The total value of securities purchased was $7,140,017.

‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Financial Statements.

298	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Index Fund (cont.)

Abbreviations

NVDR – Non-Voting Depositary Receipt

OYJ – Public Limited Company

PJSC – Public Joint Stock Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT – Real Estate Investment Trust

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$68,746,448
Aggregate gross unrealized depreciation	(60,164,301)
Net unrealized appreciation	$8,582,147
Federal income tax cost	$543,622,656

Futures Contracts

FlexShares® International Quality Dividend Index Fund had the following open futures contracts as of April 30, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)*
Long Contracts
EURO STOXX 50 Index	66	06/16/2023	EUR	$3,147,725	$100,721
FTSE 100 Index	31	06/16/2023	GBP	3,063,537	60,862
Hang Seng Index	2	05/30/2023	HKD	252,232	(2,670)
MSCI Emerging Markets E-Mini Index	93	06/16/2023	USD	4,576,530	56,757
S&P/TSX 60 Index	7	06/15/2023	CAD	1,288,727	51,366
SPI 200 Index	12	06/15/2023	AUD	1,450,830	28,402
TOPIX Index	10	06/08/2023	JPY	1,511,401	36,166
					$331,604

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Index Fund had the following outstanding contracts as of April 30, 2023:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
BRL*	1,851,302	Citibank NA	USD	346,065	06/21/2023	$20,397
CAD	546,600	Citibank NA	USD	397,806	06/21/2023	5,628
CHF	525,246	Citibank NA	USD	566,831	06/21/2023	26,820
DKK	1,417,078	Citibank NA	USD	202,914	06/21/2023	7,708
EUR	876,068	Toronto-Dominion Bank (The)	USD	932,200	06/21/2023	37,831
EUR	242,110	UBS AG	USD	265,132	06/21/2023	2,945
GBP	151,198	Citibank NA	USD	180,530	06/21/2023	9,718
MXN	2,128,115	JPMorgan Chase Bank NA	USD	110,133	06/21/2023	6,600
SEK	3,786,434	Citibank NA	USD	355,703	06/21/2023	14,438
USD	184,995	JPMorgan Chase Bank NA	AUD	275,863	06/21/2023	2,286
USD	257,780	Citibank NA	KRW*	334,590,858	06/21/2023	7,034
USD	671,756	Toronto-Dominion Bank (The)	KRW*	880,255,885	06/21/2023	12,084
Total unrealized appreciation						$153,489

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	299

FlexShares® International Quality Dividend Index Fund (cont.)

Forward Foreign Currency Contracts (cont.)

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
AUD	304,161	UBS AG	USD	202,034	06/21/2023	$(583)
HKD	2,307,310	JPMorgan Chase Bank NA	USD	295,260	06/21/2023	(695)
HKD	267,640	Toronto-Dominion Bank (The)	USD	34,206	06/21/2023	(37)
JPY	160,288,112	JPMorgan Chase Bank NA	USD	1,194,695	06/21/2023	(8,283)
JPY	43,701,366	Toronto-Dominion Bank (The)	USD	328,514	06/21/2023	(5,047)
TWD*	4,758,650	Toronto-Dominion Bank (The)	USD	156,270	06/21/2023	(576)
USD	380,329	Goldman Sachs & Co.	BRL*	1,985,293	06/21/2023	(12,656)
USD	137,497	JPMorgan Chase Bank NA	CAD	188,819	06/21/2023	(1,867)
USD	338,428	JPMorgan Chase Bank NA	CHF	311,018	06/21/2023	(13,095)
USD	112,803	JPMorgan Chase Bank NA	DKK	783,857	06/21/2023	(3,702)
USD	780,107	JPMorgan Chase Bank NA	EUR	728,836	06/21/2023	(26,900)
USD	346,176	JPMorgan Chase Bank NA	GBP	284,584	06/21/2023	(11,908)
USD	247,127	Bank of Montreal	MXN	4,524,150	06/21/2023	(1,034)
USD	130,412	JPMorgan Chase Bank NA	SEK	1,362,689	06/21/2023	(2,798)
USD	147,463	JPMorgan Chase Bank NA	ZAR	2,739,232	06/21/2023	(1,651)
Total unrealized depreciation						$(90,832)
Net unrealized appreciation						$62,657

*	Non-deliverable forward.

Abbreviations:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

KRW — Korean Won

MXN — Mexican Peso

SEK — Swedish Krona

TWD — Taiwan Dollar

USD — US Dollar

ZAR — South African Rand

See Accompanying Notes to the Financial Statements.

300	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Index Fund (cont.)

FlexShares® International Quality Dividend Index invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2023:

Australia	5.0%
Belgium	0.8
Brazil	1.7
Canada	5.3
Chile	0.8
China	10.0
Czech Republic	0.7
Denmark	3.4
Finland	2.2
France	5.3
Germany	2.7
Greece	0.8
Hong Kong	1.7
India	4.1
Indonesia	1.2
Italy	0.6
Japan	10.8
Mexico	1.9
Netherlands	2.1
New Zealand	0.0 †
Norway	2.0
Qatar	0.3
South Africa	1.2
South Korea	2.0
Spain	3.0
Sweden	3.8
Switzerland	9.3
Taiwan	5.2
Thailand	0.4
United Arab Emirates	0.9
United Kingdom	8.0
Other[1]	2.8
100.0%

†	Amount represents less than 0.05%.

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	97.2%
Securities Lending Reinvestments	1.3
Others(1)	1.5
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	301

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

April 30, 2023 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 97.0%

Aerospace & Defense – 0.9%

Thales SA	1,800	$275,028

Air Freight & Logistics – 0.4%

Deutsche Post AG (Registered)	1,425	68,465

SG Holdings Co. Ltd.	3,000	43,051
		111,516

Automobile Components – 1.6%

Bridgestone Corp.	6,100	243,615

Tube Investments of India Ltd.	7,695	243,460
		487,075

Automobiles – 1.6%

Hero MotoCorp Ltd.	6,105	190,872

Toyota Motor Corp.	4,500	61,371

Yadea Group Holdings Ltd.(a)	98,000	228,711
		480,954

Banks – 11.9%

ABN AMRO Bank NV, CVA(a) (b)	4,215	67,544

Banco de Chile	658,005	70,498

Bank of China Ltd., Class H	255,000	101,676

Bank of Communications Co. Ltd., Class H	90,000	58,013

Bankinter SA(b)	10,050	59,492

Barclays plc	126,090	253,382

BOC Hong Kong Holdings Ltd.	22,500	70,797

China CITIC Bank Corp. Ltd., Class H	30,000	16,204

China Everbright Bank Co. Ltd., Class H	165,000	52,759

Commercial International Bank Egypt SAE	130,665	225,809

Commonwealth Bank of Australia(b)	10,725	704,226

Credit Agricole SA(b)	6,960	85,168

Hana Financial Group, Inc.	2,085	65,351

Hang Seng Bank Ltd.	4,500	66,555

HSBC Holdings plc	4,575	32,995

Japan Post Bank Co. Ltd.	25,500	203,191

Investments	Shares	Value

Banks – (continued)

KBC Group NV	2,415	$172,714

National Bank of Canada(b)	1,305	97,209

Nordea Bank Abp	10,560	117,180

Royal Bank of Canada	5,621	557,458

Sberbank of Russia PJSC* ‡	79,800	—

Sumitomo Mitsui Financial Group, Inc.	8,600	350,467

Swedbank AB, Class A	12,135	210,586

Toronto-Dominion Bank (The)	267	16,156
		3,655,430

Broadline Retail – 0.5%

B&M European Value Retail SA	10,365	62,494

Dollarama, Inc.	1,380	85,387
		147,881

Building Products – 0.3%

Xinyi Glass Holdings Ltd.	45,000	81,976

Capital Markets – 3.8%

Deutsche Boerse AG	870	166,067

GF Securities Co. Ltd., Class H(b)	144,000	206,189

Korea Investment Holdings Co. Ltd.	4,260	175,378

Macquarie Korea Infrastructure Fund	22,125	205,479

Moscow Exchange MICEX-RTS PJSC* ‡	227,100	—

NH Investment & Securities Co. Ltd.	7,380	51,556

Samsung Securities Co. Ltd.	7,785	196,894

Saudi Tadawul Group Holding Co.	750	33,434

Singapore Exchange Ltd.	21,000	150,635
		1,185,632

Chemicals – 2.7%

Braskem SA (Preference), Class A*	58,500	231,411

Evonik Industries AG	2,010	43,848

Fertiglobe plc	204,540	213,898

Nutrien Ltd.(b)	2,205	152,804

Yara International ASA	4,980	199,739
		841,700

See Accompanying Notes to the Financial Statements.

302	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Commercial Services & Supplies – 0.1%

Brambles Ltd.	3,390	$31,924

Construction & Engineering – 0.6%

Bouygues SA(b)	570	20,892

Taisei Corp.	2,400	81,342

WSP Global, Inc.	615	81,080
		183,314

Construction Materials – 0.1%

LafargeHolcim Maroc SA	300	44,488

Consumer Staples Distribution & Retail – 0.2%

Loblaw Cos. Ltd.	210	19,730

Metro, Inc.	600	34,161
		53,891

Diversified REITs – 0.2%

Growthpoint Properties Ltd., REIT	83,625	58,224

Diversified Telecommunication Services – 3.2%

Elisa OYJ	4,080	253,683

Itissalat Al-Maghrib	21,090	170,125

Koninklijke KPN NV	15,705	57,373

Nippon Telegraph & Telephone Corp.	4,100	124,929

Spark New Zealand Ltd.	2,250	7,268

Telefonica Deutschland Holding AG	22,155	74,967

Telenor ASA	20,115	250,142

Telia Co. AB(b)	18,720	52,123
		990,610

Electric Utilities – 2.7%

EDP – Energias de Portugal SA	14,670	80,978

Enel SpA	26,205	179,339

Fortum OYJ	5,790	86,486

Hydro One Ltd.(a)	2,760	80,747

Iberdrola SA	4,230	55,012

Power Grid Corp. of India Ltd.	58,350	169,161

Red Electrica Corp. SA	3,855	70,244

SSE plc	4,197	96,932
		818,899

Investments	Shares	Value

Electrical Equipment – 0.1%

Mitsubishi Electric Corp.	2,400	$29,593

Electronic Equipment, Instruments & Components – 0.8%

Kingboard Laminates Holdings Ltd.	47,000	48,318

Largan Precision Co. Ltd.	3,000	196,145
		244,463

Entertainment – 0.1%

Capcom Co. Ltd.	1,100	41,281

Financial Services – 0.4%

Power Finance Corp. Ltd.	53,385	110,832

Food Products – 3.6%

Nestle SA (Registered)	8,655	1,113,612

Gas Utilities – 2.1%

Adani Total Gas Ltd.	5,070	58,546

China Resources Gas Group Ltd.	15,000	47,294

Enagas SA(b)	975	19,542

Naturgy Energy Group SA(b)	7,590	237,136

Petronas Gas Bhd.	55,500	210,279

Snam SpA	14,775	82,210
		655,007

Ground Transportation – 1.2%

Aurizon Holdings Ltd.	97,980	221,445

Canadian National Railway Co.	1,185	141,103
		362,548

Health Care Providers & Services – 0.7%

Mitra Keluarga Karyasehat Tbk. PT(a)	1,165,500	229,604

Hotels, Restaurants & Leisure – 1.1%

La Francaise des Jeux SAEM(a)	435	18,605

McDonald’s Holdings Co. Japan Ltd.(b)	1,700	70,789

OPAP SA	14,535	248,081
		337,475

Household Durables – 1.4%

Persimmon plc	13,620	224,944

Sekisui Chemical Co. Ltd.	9,000	127,566

Sekisui House Ltd.	4,400	90,155
		442,665

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	303

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Independent Power and Renewable Electricity Producers – 0.3%

Huadian Power International Corp. Ltd., Class H(b)	180,000	$87,135

Industrial Conglomerates – 1.5%

Alfa SAB de CV, Class A(b)	34,500	21,822

Jardine Matheson Holdings Ltd.	1,300	62,660

Quinenco SA	28,935	119,567

Siemens AG (Registered)	105	17,260

Toshiba Corp.	7,500	242,353
		463,662

Insurance – 2.7%

AIA Group Ltd.	2,000	21,644

Allianz SE (Registered)	975	244,827

Medibank Pvt Ltd.	26,820	63,097

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)*	450	169,160

Sampo OYJ, Class A	2,085	105,793

Zurich Insurance Group AG	480	232,868
		837,389

Interactive Media & Services – 0.7%

Tencent Holdings Ltd.	5,000	219,366

IT Services – 2.2%

Arabian Internet & Communications Services Co.	885	65,832

Elm Co.	570	67,323

HCL Technologies Ltd.	17,265	224,493

Itochu Techno-Solutions Corp.(b)	2,600	67,117

Tata Consultancy Services Ltd.	6,315	248,418
		673,183

Leisure Products – 0.7%

Shimano, Inc.	1,500	231,557

Machinery – 0.7%

Kone OYJ, Class B	3,735	213,182

Marine Transportation – 3.3%

AP Moller – Maersk A/S, Class A	52	92,812

AP Moller – Maersk A/S, Class B	69	124,636

Investments	Shares	Value

Marine Transportation – (continued)

Evergreen Marine Corp. Taiwan Ltd.	44,000	$231,146

Orient Overseas International Ltd.(b)	14,500	293,329

SITC International Holdings Co. Ltd.(b)	105,000	193,416

Yang Ming Marine Transport Corp.	38,000	77,996
		1,013,335

Metals & Mining – 5.9%

BHP Group Ltd.	31,170	914,582

China Hongqiao Group Ltd.(b)	217,500	213,069

Fortescue Metals Group Ltd.	5,310	73,481

Kumba Iron Ore Ltd.	6,840	165,997

Magnitogorsk Iron & Steel Works PJSC* ‡	172,884	—

Novolipetsk Steel PJSC* ‡	47,108	—

Rio Tinto Ltd.	120	8,902

Rio Tinto plc	7,035	446,447

Severstal PAO* ‡	6,900	—
		1,822,478

Multi-Utilities – 0.1%

Engie SA	2,250	36,058

Oil, Gas & Consumable Fuels – 7.2%

Adaro Energy Indonesia Tbk. PT	943,500	201,306

Aker BP ASA	8,400	199,961

BP plc	35,400	237,777

Cenovus Energy, Inc.	13,200	221,314

China Petroleum & Chemical Corp., Class H	150,000	98,027

Equinor ASA	8,130	231,936

Exxaro Resources Ltd.(b)	16,590	174,050

LUKOIL PJSC‡	240	—

Pembina Pipeline Corp.	2,085	68,562

Petroleo Brasileiro SA	37,500	199,911

Petroleo Brasileiro SA (Preference)	40,500	191,861

Shell plc	4,230	130,365

Surgutneftegas PJSC (Preference)‡	276,000	—

TotalEnergies SE	4,140	264,818
		2,219,888

See Accompanying Notes to the Financial Statements.

304	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Personal Care Products – 3.3%

Hengan International Group Co. Ltd.	45,000	$200,639

Kobayashi Pharmaceutical Co. Ltd.	3,600	224,199

L’Oreal SA	1,185	566,141

Unilever plc	660	36,803
		1,027,782

Pharmaceuticals – 8.4%

China Medical System Holdings Ltd.	135,000	223,570

GSK plc	25,635	464,299

Novartis AG (Registered)	3,855	394,704

Novo Nordisk A/S, Class B	1,005	167,408

Orion OYJ, Class B	4,515	212,442

Roche Holding AG	30	10,193

Roche Holding AG – BR	3,465	1,091,413

Sanofi	315	34,776
		2,598,805

Professional Services – 1.2%

Computershare Ltd.	2,595	38,414

Recruit Holdings Co. Ltd.	9,100	255,561

RELX plc	405	13,469

Teleperformance	300	59,881
		367,325

Real Estate Management & Development – 1.2%

China Overseas Land & Investment Ltd.	15,000	37,911

Daito Trust Construction Co. Ltd.	2,100	198,487

Greentown Service Group Co. Ltd.(a) (b)	76,000	46,569

Land & Houses PCL, NVDR	328,500	94,276
		377,243

Semiconductors & Semiconductor Equipment – 3.6%

ASML Holding NV	285	180,446

Novatek Microelectronics Corp.	11,000	149,744

Powerchip Semiconductor Manufacturing Corp.	30,000	28,983

SUMCO Corp.	4,500	61,635

Investments	Shares	Value

Semiconductors & Semiconductor Equipment – (continued)

Taiwan Semiconductor Manufacturing Co. Ltd.	30,000	$489,875

Vanguard International Semiconductor Corp.	75,000	211,515
		1,122,198

Software – 0.1%

SAP SE	210	28,484

Specialty Retail – 2.3%

Industria de Diseno Textil SA(b)	8,550	294,125

Jarir Marketing Co.	5,880	255,850

Topsports International Holdings Ltd.(a)	15,000	13,319

ZOZO, Inc.	6,600	138,432
		701,726

Technology Hardware, Storage & Peripherals – 1.8%

Asustek Computer, Inc.	9,000	82,703

Catcher Technology Co. Ltd.	30,000	176,628

Lite-On Technology Corp.	30,000	71,725

Ricoh Co. Ltd.	8,500	69,978

Samsung Electronics Co. Ltd.	3,195	156,360
		557,394

Textiles, Apparel & Luxury Goods – 0.9%

F&F Co. Ltd.	405	42,667

Kering SA	105	67,199

LVMH Moet Hennessy Louis Vuitton SE	180	173,085
		282,951

Tobacco – 2.4%

British American Tobacco plc	6,840	251,640

Imperial Brands plc	9,450	233,694

Japan Tobacco, Inc.	12,000	257,643
		742,977

Trading Companies & Distributors – 1.7%

Ferguson plc	630	88,647

ITOCHU Corp.(b)	5,200	171,545

Mitsubishi Corp.	4,300	158,465

Sumitomo Corp.(b)	5,200	92,685
		511,342

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	305

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Wireless Telecommunication Services – 2.5%

Intouch Holdings PCL, NVDR	103,500	$227,323

KDDI Corp.	6,000	187,185

SoftBank Corp.	7,600	85,480

Tele2 AB, Class B	24,150	256,515
		756,503
Total Common Stocks (Cost $30,147,321)		29,907,585
Investments	Principal Amount

SECURITIES LENDING REINVESTMENTS – 1.5%(c)

REPURCHASE AGREEMENTS – 1.5%

Citigroup Global Markets, Inc., 4.77%, dated 4/30/2023, due 5/1/2023, repurchase price $456,446, collateralized by various U.S. Treasury Securities, ranging from 2.50% – 4.25%, maturing 8/15/2023 – 12/31/2024; total market value $461,053 (Cost $456,385)	$456,385	456,385
Total Investments – 98.5% (Cost $30,603,706)		30,363,970

Other assets less liabilities – 1.5%		454,263
NET ASSETS – 100.0%		$30,818,233

*	Non-income producing security.

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

The security or a portion of this security is on loan at April 30, 2023. The total value of securities on loan at April 30, 2023 was $2,541,656, collateralized in the form of cash with a value of $456,385 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $1,842,290 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from May 16, 2023 – February 15, 2053 and $382,396 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from May 15, 2023 – September 20, 2117; a total value of $2,681,071.

(c)	The security was purchased with cash collateral held from securities on loan at April 30, 2023. The total value of securities purchased was $456,385.

‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Percentages shown are based on Net Assets.

Abbreviations

CVA – Dutch Certification

NVDR – Non-Voting Depositary Receipt

OYJ – Public Limited Company

PJSC – Public Joint Stock Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT – Real Estate Investment Trust

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,228,057
Aggregate gross unrealized depreciation	(3,627,660)
Net unrealized depreciation	$(399,603)
Federal income tax cost	$30,786,401

Futures Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following open futures contracts as of April 30, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
MSCI EAFE E-Mini Index	5	06/16/2023	USD	$537,400	$32,865
MSCI Emerging Markets E-Mini Index	7	06/16/2023	USD	344,470	4,831
					$37,696

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

See Accompanying Notes to the Financial Statements.

306	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following outstanding contracts as of April 30, 2023:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
CAD	76,000	Citibank NA	USD	55,318	06/21/2023	$776
USD	70,172	Morgan Stanley	JPY	9,420,000	06/21/2023	448
Total unrealized appreciation						$1,224
AUD	14,636	UBS AG	USD	9,730	06/21/2023	$(36)
NOK	59,477	Morgan Stanley	USD	5,622	06/21/2023	(44)
USD	19,157	Goldman Sachs & Co.	BRL*	100,000	06/21/2023	(638)
USD	78,756	Morgan Stanley	CHF	73,000	06/21/2023	(3,751)
USD	213,240	Toronto-Dominion Bank (The)	EUR	200,400	06/21/2023	(8,654)
USD	40,601	Citibank NA	GBP	34,000	06/21/2023	(2,180)
USD	40,038	Morgan Stanley	ZAR	750,000	06/21/2023	(789)
Total unrealized depreciation						$(16,092)
Net unrealized depreciation						$(14,868)

*	Non-deliverable forward.

Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

USD – US Dollar

ZAR – South African Rand

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	307

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

FlexShares® International Quality Dividend Defensive Index invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2023:

Australia	6.7%
Belgium	0.6
Brazil	2.0
Canada	5.0
Chile	0.6
China	7.1
Denmark	1.2
Egypt	0.7
Finland	2.8
France	5.2
Germany	2.6
Greece	0.8
Hong Kong	1.4
India	4.0
Indonesia	1.4
Italy	0.8
Japan	12.7
Malaysia	0.7
Mexico	0.1
Morocco	0.7
Netherlands	1.0
New Zealand	0.0 †
Norway	2.9
Portugal	0.3
Saudi Arabia	1.4
Singapore	0.7
South Africa	1.3
South Korea	2.9
Spain	2.4
Sweden	2.1
Switzerland	9.2
Taiwan	5.6
Thailand	1.0
United Arab Emirates	0.7
United Kingdom	8.4
Other[1]	3.0
100.0%

†	Amount represents less than 0.05%.

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	97.1%
Securities Lending Reinvestments	1.5
Others(1)	1.4
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

308	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

April 30, 2023 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 97.9%

Air Freight & Logistics – 0.9%

DSV A/S	5,207	$979,884

Automobile Components – 0.5%

Fuyao Glass Industry Group Co. Ltd., Class H(a)	49,200	199,309

Koito Manufacturing Co. Ltd.	8,200	157,478

Magna International, Inc.	4,510	234,894
		591,681

Automobiles – 2.6%

Ford Otomotiv Sanayi A/S	7,872	217,522

Geely Automobile Holdings Ltd.(b)	347,000	426,572

Mercedes-Benz Group AG	17,876	1,392,904

Yadea Group Holdings Ltd.(a) (b)	356,000	830,828
		2,867,826

Banks – 12.9%

Agricultural Bank of China Ltd., Class H	697,000	269,036

ANZ Group Holdings Ltd.	62,443	1,004,814

Banco Bilbao Vizcaya Argentaria SA	71,627	525,857

Banco del Bajio SA(a) (b)	213,200	699,084

Bank of Communications Co. Ltd., Class H	1,148,000	739,994

Bank of Montreal(b)	15,498	1,395,540

Barclays plc	232,675	467,568

BNP Paribas SA	12,218	790,301

China Construction Bank Corp., Class H	1,230,000	822,622

China Merchants Bank Co. Ltd., Class H	159,500	765,000

Credit Agricole SA(b)	25,707	314,570

FinecoBank Banca Fineco SpA	21,894	331,867

Industrial & Commercial Bank of China Ltd., Class H	1,804,000	969,806

KBC Group NV	11,685	835,678

Komercni Banka A/S	24,846	804,323

Nordea Bank Abp	35,670	395,814

Investments	Shares	Value

Banks – (continued)

Powszechna Kasa Oszczednosci Bank Polski SA	34,686	$268,076

Royal Bank of Canada	17,507	1,736,243

Sberbank of Russia PJSC (Preference)* ‡	31,920	—

Skandinaviska Enskilda Banken AB, Class A	71,176	808,404

Standard Bank Group Ltd.	18,614	174,384
		14,118,981

Beverages – 0.8%

Diageo plc	19,270	877,265

Broadline Retail – 0.8%

momo.com, Inc.	32,000	862,910

Building Products – 0.9%

Geberit AG (Registered)	1,271	723,715

Lixil Corp.	20,000	313,150
		1,036,865

Capital Markets – 4.4%

3i Group plc	45,387	1,008,019

Amundi SA(a) (b)	4,100	268,642

EQT AB(b)	35,424	759,092

Korea Investment Holdings Co. Ltd.	17,261	710,610

Partners Group Holding AG	902	874,790

Samsung Securities Co. Ltd.	12,382	313,158

UBS Group AG (Registered)	45,100	915,377
		4,849,688

Chemicals – 2.9%

BASF SE	10,742	555,602

Fertiglobe plc	581,954	608,579

Nissan Chemical Corp.	14,400	636,639

Shin-Etsu Chemical Co. Ltd.	24,500	695,065

Wacker Chemie AG	4,633	715,821
		3,211,706

Construction Materials – 0.1%

CRH plc	1,353	65,395

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	309

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Consumer Staples Distribution & Retail – 0.2%

Cencosud SA*	43,624	$89,453

Jeronimo Martins SGPS SA	5,781	146,153

Kesko OYJ, Class B	1,517	31,661
		267,267

Diversified REITs – 1.0%

Growthpoint Properties Ltd., REIT(b)	240,957	167,765

Stockland, REIT(b)	304,712	896,092
		1,063,857

Diversified Telecommunication Services – 0.4%

Hellenic Telecommunications Organization SA	7,011	102,557

Telefonica SA	69,126	314,800

Telenor ASA	2,460	30,591
		447,948

Electric Utilities – 1.3%

Endesa SA(b)	14,022	315,334

Enel SpA	53,259	364,488

Fortum OYJ	25,625	382,764

SSE plc	13,653	315,323
		1,377,909

Electronic Equipment, Instruments & Components – 0.3%

Kingboard Holdings Ltd.	61,500	187,636

Kingboard Laminates Holdings Ltd.	164,000	168,599
		356,235

Financial Services – 2.5%

FirstRand Ltd.	137,350	483,481

Meritz Financial Group, Inc.	19,131	656,092

Power Finance Corp. Ltd.	344,195	714,582

REC Ltd.	560,101	904,457
		2,758,612

Food Products – 1.8%

JBS SA	61,500	220,045

Nestle SA (Registered)	6,642	854,606

Uni-President China Holdings Ltd.	861,000	858,817
		1,933,468

Investments	Shares	Value

Gas Utilities – 0.5%

AltaGas Ltd.	13,407	$234,274

Kunlun Energy Co. Ltd.	270,000	249,710

Naturgy Energy Group SA(b)	2,993	93,511
		577,495

Ground Transportation – 0.6%

Aurizon Holdings Ltd.	271,051	612,604

Health Care Equipment & Supplies – 3.0%

Hoya Corp.	9,700	1,012,279

Sonova Holding AG (Registered)	3,321	1,051,467

Straumann Holding AG (Registered)	6,150	923,485

Sysmex Corp.	4,100	262,142
		3,249,373

Health Care Providers & Services – 0.2%

Amplifon SpA	7,298	268,137

Hotels, Restaurants & Leisure – 1.1%

Evolution AB(a)	2,542	338,380

OPAP SA	50,840	867,729
		1,206,109

Household Durables – 1.2%

Haier Smart Home Co. Ltd., Class H	82,000	265,850

Persimmon plc	46,699	771,265

Taylor Wimpey plc	161,581	260,363
		1,297,478

Industrial Conglomerates – 0.7%

Industries Qatar QSC	219,022	767,780

Industrial REITs – 0.2%

Goodman Group, REIT	19,270	245,905

Insurance – 2.2%

AXA SA	20,254	661,197

BB Seguridade Participacoes SA	45,100	309,300

Legal & General Group plc	88,068	259,132

Manulife Financial Corp.	48,790	962,274

Powszechny Zaklad Ubezpieczen SA	28,577	263,767
		2,455,670

See Accompanying Notes to the Financial Statements.

310	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Interactive Media & Services – 2.4%

Autohome, Inc., ADR	6,068	$179,916

REA Group Ltd.(b)	8,446	786,383

Rightmove plc	116,440	840,362

SEEK Ltd.	14,268	230,256

Tencent Holdings Ltd.	12,500	548,415
		2,585,332

IT Services – 0.2%

Infosys Ltd.	11,562	176,991

Leisure Products – 0.7%

Shimano, Inc.	4,800	740,983

Life Sciences Tools & Services – 0.2%

Sartorius AG (Preference)	533	206,893

Machinery – 5.3%

Atlas Copco AB, Class A(b)	70,274	1,014,656

Atlas Copco AB, Class B	9,594	122,810

Daifuku Co. Ltd.	19,000	347,446

FANUC Corp.	24,500	825,693

MISUMI Group, Inc.	32,800	821,415

VAT Group AG(a) (b)	2,747	966,951

Volvo AB, Class B(b)	15,170	311,764

Wartsila OYJ Abp	61,910	717,661

Yaskawa Electric Corp.	17,700	716,241
		5,844,637

Marine Transportation – 3.4%

AP Moller – Maersk A/S, Class A	369	658,606

Evergreen Marine Corp. Taiwan Ltd.	143,000	751,224

Hapag-Lloyd AG(a)	123	38,185

Mitsui OSK Lines Ltd.(b)	4,100	101,171

Nippon Yusen KK(b)	12,300	289,332

Orient Overseas International Ltd.(b)	52,000	1,051,937

Yang Ming Marine Transport Corp.	410,000	841,539
		3,731,994

Investments	Shares	Value

Media – 0.6%

Publicis Groupe SA	4,100	$335,497

WPP plc	24,149	281,432
		616,929

Metals & Mining – 6.1%

BHP Group Ltd.	106,600	3,127,829

China Hongqiao Group Ltd.(b)	697,000	682,802

Fortescue Metals Group Ltd.	22,468	310,917

Gerdau SA (Preference)	47,465	238,898

Kumba Iron Ore Ltd.	26,445	641,782

MMC Norilsk Nickel PJSC‡	2,128	—

Rio Tinto plc	14,022	889,848

Severstal PAO* ‡	7,952	—

Vedanta Ltd.	215,373	735,181
		6,627,257

Oil, Gas & Consumable Fuels – 7.4%

Adaro Energy Indonesia Tbk. PT	2,033,600	433,890

Canadian Natural Resources Ltd.	25,379	1,544,857

China Petroleum & Chemical Corp., Class H	492,000	321,528

Coal India Ltd.	317,750	905,070

Equinor ASA	21,402	610,565

Exxaro Resources Ltd.	72,365	759,202

OMV AG	17,056	806,669

Ovintiv, Inc.	14,227	513,310

Petroleo Brasileiro SA	155,800	830,564

Petroleo Brasileiro SA (Preference)	180,400	854,609

Shell plc	5,822	179,429

Woodside Energy Group Ltd.	14,802	329,453
		8,089,146

Personal Care Products – 3.0%

L’Oreal SA	5,371	2,566,027

Shiseido Co. Ltd.	14,600	729,223
		3,295,250

Pharmaceuticals – 4.1%

Astellas Pharma, Inc.	24,600	369,998

China Medical System Holdings Ltd.	384,000	635,932

Chugai Pharmaceutical Co. Ltd.	30,300	779,725

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	311

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Pharmaceuticals – (continued)

CSPC Pharmaceutical Group Ltd.	604,000	$614,010

GSK plc	42,804	775,263

Novartis AG (Registered)	1,271	130,135

Novo Nordisk A/S, Class B	1,763	293,672

Orion OYJ, Class B	11,890	559,454

Roche Holding AG	902	284,114
		4,442,303

Professional Services – 1.0%

Adecco Group AG (Registered)	4,305	147,668

Recruit Holdings Co. Ltd.	34,100	957,650
		1,105,318

Real Estate Management & Development – 0.8%

China Evergrande Group* ‡ (b)	928,000	—

China Resources Land Ltd.	88,000	408,056

Daiwa House Industry Co. Ltd.	5,100	129,480

Land & Houses PCL, NVDR	1,172,600	336,525
		874,061

Retail REITs – 0.2%

RioCan REIT, REIT(b)	12,054	186,458

Semiconductors & Semiconductor Equipment – 7.1%

ASM International NV	1,312	475,163

ASML Holding NV	6,847	4,335,137

Globalwafers Co. Ltd.	11,000	172,107

Novatek Microelectronics Corp.	64,000	871,237

Silergy Corp.	16,000	250,077

Taiwan Semiconductor Manufacturing Co. Ltd.	67,000	1,094,056

Tokyo Electron Ltd.	5,200	591,738
		7,789,515

Software – 1.3%

Nemetschek SE	14,883	1,159,688

SAP SE	2,173	294,740
		1,454,428

Specialty Retail – 1.8%

Fast Retailing Co. Ltd.	1,500	352,624

Industria de Diseno Textil SA(b)	31,160	1,071,924

Investments	Shares	Value

Specialty Retail – (continued)

ZOZO, Inc.	27,000	$566,313
		1,990,861

Technology Hardware, Storage & Peripherals – 1.0%

Asustek Computer, Inc.	24,000	220,542

Samsung Electronics Co. Ltd.	8,569	419,358

Samsung Electronics Co. Ltd. (Preference)	9,676	402,685
		1,042,585

Textiles, Apparel & Luxury Goods – 4.2%

Burberry Group plc	11,685	380,537

Cie Financiere Richemont SA (Registered)	10,168	1,678,768

Hermes International	98	212,792

Kering SA	1,558	997,103

LVMH Moet Hennessy Louis Vuitton SE	369	354,824

Moncler SpA	1,968	145,917

Pandora A/S	8,856	818,793
		4,588,734

Tobacco – 1.6%

Imperial Brands plc	33,046	817,211

Japan Tobacco, Inc.	42,000	901,752
		1,718,963

Trading Companies & Distributors – 0.7%

Howden Joinery Group plc	95,366	820,599

Wireless Telecommunication Services – 0.8%

Celcomdigi Bhd.	762,600	752,256

Vodafone Group plc	80,114	96,567
		848,823
Total Common Stocks (Cost $106,219,171)		107,126,108

See Accompanying Notes to the Financial Statements.

312	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS – 1.4%(c)

REPURCHASE AGREEMENTS – 1.4%

Citigroup Global Markets, Inc., 4.77%, dated 4/30/2023, due 5/1/2023, repurchase price $1,585,556, collateralized by various U.S. Treasury Securities, ranging from 2.50% – 4.25%, maturing 8/15/2023 – 12/31/2024; total market value $1,601,562 (Cost $1,585,346)	$1,585,346	$1,585,346
Total Investments – 99.3% (Cost $107,804,517)		108,711,454

Other assets less liabilities – 0.7%		761,587
NET ASSETS – 100.0%		$109,473,041

*	Non-income producing security.

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

The security or a portion of this security is on loan at April 30, 2023. The total value of securities on loan at April 30, 2023 was $9,573,890, collateralized in the form of cash with a value of $1,585,346 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $6,452,932 of collateral in the form of U.S. Government

Treasury Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from May 16, 2023 – February 15, 2053 and $2,040,660 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from May 15, 2023 – September 20, 2117; a total value of $10,078,938.

(c)	The security was purchased with cash collateral held from securities on loan at April 30, 2023. The total value of securities purchased was $1,585,346.

‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Percentages shown are based on Net Assets.

Abbreviations

ADR – American Depositary Receipt

NVDR – Non-Voting Depositary Receipt

OYJ – Public Limited Company

PJSC – Public Joint Stock Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT – Real Estate Investment Trust

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,231,987
Aggregate gross unrealized depreciation	(7,827,748)
Net unrealized appreciation	$404,239
Federal income tax cost	$108,379,982

Futures Contracts

FlexShares® International Quality Dividend Dynamic Index Fund had the following open futures contracts as of April 30, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
MSCI EAFE E-Mini Index	14	06/16/2023	USD	$1,504,720	$74,185
MSCI Emerging Markets E-Mini Index	16	06/16/2023	USD	787,360	11,035
					$85,220

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	313

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Dynamic Index Fund had the following outstanding contracts as of April 30, 2023:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
CAD	85,542	Citibank NA	USD	62,263	06/21/2023	$874
USD	70,202	Morgan Stanley	JPY	9,424,060	06/21/2023	448
Total unrealized appreciation						$1,322
USD	125,440	Morgan Stanley	CHF	116,272	06/21/2023	$(5,975)
USD	135,440	Toronto-Dominion Bank (The)	EUR	127,284	06/21/2023	(5,497)
USD	42,892	Citibank NA	GBP	35,918	06/21/2023	(2,303)
Total unrealized depreciation						$(13,775)
Net unrealized depreciation						$(12,453)

Abbreviations:

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – British Pound

JPY – Japanese Yen

USD – US Dollar

See Accompanying Notes to the Financial Statements.

314	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

FlexShares® International Quality Dividend Dynamic Index invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2023:

Australia	6.9%
Austria	0.7
Belgium	0.8
Brazil	2.3
Canada	6.2
Chile	0.1
China	10.2
Czech Republic	0.7
Denmark	2.5
Finland	1.6
France	5.9
Germany	4.0
Greece	0.9
India	3.2
Indonesia	0.4
Italy	1.0
Japan	11.2
Malaysia	0.7
Mexico	0.7
Netherlands	4.4
Norway	0.6
Poland	0.5
Portugal	0.1
Qatar	0.7
South Africa	2.0
South Korea	2.3
Spain	2.1
Sweden	3.4
Switzerland	7.8
Taiwan	4.6
Thailand	0.3
Turkey	0.2
United Arab Emirates	0.6
United Kingdom	8.3
Other[1]	2.1
100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	97.9%
Securities Lending Reinvestments	1.4
Others(1)	0.7
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	315

Schedule of Investments

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

April 30, 2023 (Unaudited)

Investments	Principal Amount	Value

U.S. TREASURY OBLIGATIONS – 99.4%

U.S. Treasury Inflation Linked Bonds
2.38%, 1/15/2025	$63,634,116	$64,012,772
2.00%, 1/15/2026	43,169,791	43,610,342
2.38%, 1/15/2027	94,792,177	97,968,270
1.75%, 1/15/2028	31,975,635	32,619,519
3.63%, 4/15/2028	45,096,185	50,102,126
2.50%, 1/15/2029	28,238,585	30,081,815
3.88%, 4/15/2029	52,052,520	59,645,546

U.S. Treasury Inflation Linked Notes
0.13%, 7/15/2024	74,003,035	72,153,682
0.13%, 10/15/2024	58,809,076	57,178,043
0.25%, 1/15/2025	74,174,220	71,996,318
0.13%, 4/15/2025	59,021,830	56,962,406
0.38%, 7/15/2025	74,084,971	72,105,514
0.13%, 10/15/2025	56,653,717	54,735,015
0.63%, 1/15/2026	76,510,423	74,580,477
0.13%, 4/15/2026	176,315,808	168,903,311
0.13%, 7/15/2026	178,266,212	171,375,806
0.13%, 10/15/2026	162,604,434	155,722,328
0.38%, 1/15/2027	184,757,819	177,778,881
0.13%, 4/15/2027	59,796,926	56,832,189
0.38%, 7/15/2027	64,669,381	62,354,166
1.63%, 10/15/2027	58,311,998	59,249,318
0.50%, 1/15/2028	67,440,660	64,973,983
1.25%, 4/15/2028	30,555,481	30,526,835
0.75%, 7/15/2028	62,600,728	61,206,273
0.88%, 1/15/2029	61,352,688	60,024,978
0.25%, 7/15/2029	67,525,782	63,743,283
Total U.S. Treasury Obligations (Cost $2,016,942,023)		1,970,443,196

Total Investments – 99.4% (Cost $2,016,942,023)		1,970,443,196

Other assets less liabilities – 0.6%		11,947,116
NET ASSETS – 100.0%		$1,982,390,312

Percentages shown are based on Net Assets.

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,065,081
Aggregate gross unrealized depreciation	(69,391,475)
Net unrealized depreciation	$(66,326,394)
Federal income tax cost	$2,036,769,590

Security Type	% of Net Assets
U.S. Treasury Obligations	99.4%
Others(1)	0.6
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

316	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

April 30, 2023 (Unaudited)

Investments	Principal Amount	Value

U.S. TREASURY OBLIGATIONS – 99.4%

U.S. Treasury Inflation Linked Bonds
2.38%, 1/15/2027	$16,694,510	$17,253,874
1.75%, 1/15/2028	15,241,810	15,548,730
3.63%, 4/15/2028	21,561,352	23,954,788
2.50%, 1/15/2029	21,197,505	22,581,139
3.88%, 4/15/2029	38,581,890	44,209,923
3.38%, 4/15/2032	5,887,978	6,923,895
2.13%, 2/15/2040	14,339,148	15,734,834

U.S. Treasury Inflation Linked Notes
0.13%, 7/15/2026(a)	31,402,856	30,189,062
0.13%, 10/15/2026	28,662,973	27,449,835
0.38%, 1/15/2027	32,545,054	31,315,715
0.13%, 4/15/2027	28,510,649	27,097,089
0.38%, 7/15/2027	30,834,298	29,730,406
1.63%, 10/15/2027	27,800,213	28,247,080
0.50%, 1/15/2028	32,153,106	30,977,089
1.25%, 4/15/2028	14,713,570	14,699,776
0.75%, 7/15/2028	46,985,602	45,938,979
0.88%, 1/15/2029	46,053,535	45,056,908
0.25%, 7/15/2029	50,046,583	47,243,193
0.13%, 1/15/2030	32,604,482	30,259,337
0.13%, 7/15/2030(a)	34,181,150	31,649,164
0.13%, 1/15/2031	34,011,368	31,262,116
0.13%, 7/15/2031	35,702,890	32,685,345
0.13%, 1/15/2032	37,664,295	34,237,237
0.63%, 7/15/2032	34,192,675	32,459,667
1.13%, 1/15/2033	22,437,049	22,218,814
Total U.S. Treasury Obligations (Cost $742,369,381)		718,923,995

Total Investments – 99.4% (Cost $742,369,381)		718,923,995

Other assets less liabilities – 0.6%		4,670,578
NET ASSETS – 100.0%		$723,594,573

(a)

The security or a portion of this security is on loan at April 30, 2023. The total value of securities on loan at April 30, 2023 was $37,226,221, collateralized in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.00%, and maturity dates ranging from May 4, 2023 – June 23, 2071; a total value of $38,804,975.

Percentages shown are based on Net Assets.

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$940,215
Aggregate gross unrealized depreciation	(42,407,223)
Net unrealized depreciation	$(41,467,008)
Federal income tax cost	$760,391,003

Security Type	% of Net Assets
U.S. Treasury Obligations	99.4%
Others(1)	0.6
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	317

Schedule of Investments

FlexShares® Disciplined Duration MBS Index Fund

April 30, 2023 (Unaudited)

Investments	Principal Amount	Value

MORTGAGE-BACKED SECURITIES – 99.5%

FHLMC
2.50%, 1/1/2028	$137,105	$131,990
2.50%, 4/1/2028	421,700	405,913
2.50%, 7/1/2028	216,008	207,448
2.50%, 1/1/2029	30,818	29,637
2.50%, 1/1/2030	350,760	337,688
5.00%, 5/1/2034	43,016	43,851
5.00%, 7/1/2035	102,099	104,084
5.00%, 8/1/2035	84,294	85,933
5.00%, 10/1/2035	15,180	15,475
5.00%, 11/1/2035	140,707	143,441
5.00%, 12/1/2035	87,499	89,266
6.00%, 1/1/2037	56,030	58,505
6.00%, 4/1/2037	29,384	30,718
6.00%, 5/1/2037	50,860	53,106
5.00%, 2/1/2038	43,559	44,405
5.00%, 7/1/2038	42,440	43,266
5.00%, 10/1/2038	39,811	40,586
5.00%, 2/1/2039	103,254	105,261
5.00%, 5/1/2039	55,858	56,946
5.00%, 6/1/2039	20,627	21,029
5.00%, 7/1/2039	43,260	43,999
5.00%, 9/1/2039	4,622	4,712
6.00%, 11/1/2039	31,275	32,656
5.00%, 1/1/2040	14,081	14,356
5.00%, 3/1/2040	36,629	37,343
5.00%, 4/1/2040	16,378	16,698
6.00%, 4/1/2040	34,592	35,885
5.00%, 5/1/2040	14,774	15,027
6.00%, 5/1/2040	85,313	88,667
5.00%, 7/1/2040	81,388	82,883
6.00%, 7/1/2040	134,799	140,665
4.00%, 1/1/2041	13,025	12,755
5.00%, 5/1/2041	118,077	119,533
3.50%, 11/1/2041	56,476	53,941
3.00%, 3/1/2042	9,767	9,003
3.00%, 4/1/2042	74,652	68,816
3.00%, 6/1/2042	62,566	57,674
3.00%, 8/1/2042	35,112	32,367
3.00%, 11/1/2042	249,863	230,327
3.00%, 12/1/2042	76,448	70,472
3.00%, 1/1/2043	39,365	36,287
3.00%, 2/1/2043	20,606	18,995
3.00%, 3/1/2043	107,590	99,182

Investments	Principal Amount	Value

MORTGAGE-BACKED SECURITIES – (continued)
3.00%, 4/1/2043	$25,639	$23,634
3.00%, 6/1/2043	16,170	14,906
3.00%, 10/1/2043	49,754	45,864
4.00%, 8/1/2044	11,270	10,876
5.00%, 8/1/2044	32,614	33,248
4.00%, 1/1/2045	34,538	33,693
4.00%, 2/1/2045	76,754	75,257
4.50%, 2/1/2045	384,573	380,619
4.00%, 8/1/2045	85,977	83,919
4.00%, 9/1/2045	14,480	14,126
4.00%, 10/1/2045	147,136	143,427
4.00%, 11/1/2045	29,363	28,660
4.00%, 12/1/2045	12,134	11,837
4.00%, 1/1/2046	37,495	36,578
2.50%, 9/1/2046	22,343	19,708
3.00%, 11/1/2046	25,792	23,710

FHLMC UMBS
3.00%, 8/1/2026	49,037	47,738
3.00%, 1/1/2027	79,853	77,635
3.00%, 2/1/2027	44,740	43,474
3.00%, 4/1/2027	283,227	275,209
2.50%, 6/1/2027	26,770	25,788
2.50%, 3/1/2028	919,402	883,955
3.00%, 8/1/2029	122,272	117,738
2.50%, 8/1/2030	952,164	901,336
2.50%, 11/1/2030	40,132	38,486
3.00%, 5/1/2031	78,691	76,388
2.00%, 8/1/2031	29,932	27,609
4.00%, 8/1/2031	74,947	73,141
4.00%, 9/1/2031	66,902	65,289
2.00%, 11/1/2031	48,239	44,446
2.50%, 12/1/2031	647,652	611,820
2.00%, 1/1/2032	96,216	88,749
3.00%, 1/1/2032	4,169	3,997
4.00%, 1/1/2032	90,223	88,046
2.00%, 2/1/2032	102,729	94,752
3.50%, 2/1/2032	164,314	161,660
4.00%, 2/1/2032	136,623	133,327
3.50%, 3/1/2032	141,227	138,946
3.50%, 7/1/2032	107,209	104,430
2.00%, 12/1/2032	788,679	727,467
3.00%, 4/1/2033	1,537,304	1,487,648
3.50%, 5/1/2033	32,745	31,893
3.00%, 10/1/2033	2,446,877	2,349,786

See Accompanying Notes to the Financial Statements.

318	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount	Value

MORTGAGE-BACKED SECURITIES – (continued)
5.00%, 8/1/2035	$367,325	$374,063
2.00%, 10/1/2035	1,155,963	1,045,999
1.50%, 2/1/2036	1,214,908	1,068,862
2.00%, 3/1/2036	454,213	410,940
1.50%, 4/1/2036	803,336	706,728
4.00%, 5/1/2036	25,850	25,228
5.00%, 3/1/2038	49,672	50,584
5.00%, 7/1/2039	67,980	69,067
3.00%, 9/1/2039	106,098	98,751
3.00%, 10/1/2039	30,414	28,307
5.00%, 10/1/2039	25,324	25,809
3.00%, 11/1/2039	119,964	111,657
3.00%, 1/1/2040	100,600	93,633
5.00%, 1/1/2040	25,869	26,436
5.00%, 3/1/2040	39,222	40,132
5.00%, 5/1/2040	53,405	54,386
2.00%, 7/1/2040	109,064	94,051
1.50%, 10/1/2040	556,158	458,196
3.50%, 12/1/2040	42,304	40,362
2.00%, 1/1/2041	171,873	147,788
2.00%, 2/1/2041	1,234,018	1,064,046
1.50%, 3/1/2041	724,113	596,527
2.00%, 3/1/2041	621,027	535,488
4.50%, 3/1/2041	73,090	73,286
1.50%, 4/1/2041	1,279	1,054
2.00%, 4/1/2041	989	853
4.50%, 4/1/2041	15,782	15,838
1.50%, 5/1/2041	639,092	526,482
2.50%, 6/1/2041	807,129	720,713
4.00%, 1/1/2042	57,781	56,774
5.00%, 2/1/2042	46,936	47,799
3.00%, 3/1/2042	525	483
3.50%, 11/1/2042	73,334	69,948
3.50%, 1/1/2043	37,885	36,146
3.50%, 2/1/2043	25,858	24,671
2.50%, 6/1/2043	390,954	344,484
4.00%, 12/1/2043	11,237	10,985
4.50%, 3/1/2044	53,606	53,690
4.00%, 6/1/2044	4,086	3,942
4.50%, 7/1/2044	20,218	20,165
4.00%, 8/1/2044	12,178	11,740
4.00%, 12/1/2044	735,935	709,332
4.50%, 12/1/2044	12,838	12,805
5.00%, 12/1/2044	121,914	124,154
4.00%, 2/1/2045	15,351	15,035

Investments	Principal Amount	Value

MORTGAGE-BACKED SECURITIES – (continued)
4.50%, 9/1/2045	$14,740	$14,672
4.00%, 10/1/2045	39,409	38,420
4.00%, 12/1/2045	19,228	18,774
4.50%, 12/1/2045	633,958	632,302
3.00%, 1/1/2046	43,149	39,730
4.00%, 1/1/2046	33,715	32,855
4.00%, 2/1/2046	1,055,511	1,032,562
4.50%, 4/1/2046	32,384	32,382
4.00%, 11/1/2046	978,144	944,334
4.50%, 3/1/2047	454,927	454,389
4.50%, 8/1/2048	429,712	427,360

FNMA UMBS
3.50%, 12/1/2025	575,433	564,461
4.00%, 5/1/2026	331,350	328,470
3.00%, 11/1/2026	693,981	674,812
3.00%, 12/1/2026	205,902	200,162
3.50%, 12/1/2026	317,394	311,123
3.00%, 1/1/2027	69,904	67,964
3.00%, 2/1/2027	79,910	77,660
3.00%, 6/1/2027	273,650	265,784
3.00%, 8/1/2027	271,924	263,968
3.00%, 10/1/2027	80,758	78,369
2.50%, 11/1/2027	8,029	7,712
3.00%, 11/1/2027	99,595	96,713
2.50%, 12/1/2027	195,036	187,596
2.50%, 1/1/2028	1,565,969	1,505,082
2.50%, 4/1/2028	64,769	62,272
2.50%, 9/1/2028	51,194	49,252
3.50%, 12/1/2028	96,098	93,750
3.00%, 2/1/2029	130,997	126,863
2.50%, 3/1/2029	241,863	232,504
2.50%, 6/1/2029	91,124	87,650
3.50%, 12/1/2029	768,389	753,354
2.50%, 7/1/2030	225,952	217,220
3.00%, 7/1/2030	863,467	836,843
2.50%, 8/1/2030	962,434	911,038
3.00%, 9/1/2030	1,233,161	1,195,225
3.50%, 10/1/2030	52,256	51,414
3.50%, 11/1/2030	9,209	9,060
3.50%, 2/1/2031	828,075	807,899
2.50%, 3/1/2031	465,094	446,245
4.00%, 8/1/2031	181,117	176,750
2.00%, 9/1/2031	24,336	22,449
2.00%, 11/1/2031	59,029	54,448
4.00%, 12/1/2031	63,131	61,608

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	319

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount	Value

MORTGAGE-BACKED SECURITIES – (continued)
2.00%, 2/1/2032	$624	$571
4.00%, 3/1/2032	44,377	43,306
3.50%, 7/1/2032	236,784	231,136
3.50%, 10/1/2032	310,838	304,449
6.00%, 12/1/2032	10,483	10,881
6.00%, 4/1/2033	6,709	6,952
3.00%, 6/1/2033	932	879
4.00%, 10/1/2033	36,946	36,056
4.00%, 3/1/2034	605,047	599,770
6.00%, 3/1/2034	2,958	3,071
6.00%, 8/1/2034	36,775	38,262
6.50%, 9/1/2034	101,637	107,119
6.00%, 12/1/2034	160,829	166,957
3.00%, 2/1/2035	804,739	774,829
3.00%, 7/1/2035	1,110,586	1,062,842
5.00%, 8/1/2035	21,104	21,492
6.00%, 11/1/2035	30,510	31,673
5.00%, 12/1/2035	46,581	47,436
2.00%, 1/1/2036	6,596	5,968
5.00%, 2/1/2036	2,268	2,310
4.50%, 6/1/2036	467,083	468,644
6.00%, 6/1/2036	42,023	43,746
2.00%, 7/1/2036	967,877	873,655
2.50%, 7/1/2036	757,871	705,700
5.00%, 7/1/2036	20,560	20,938
6.50%, 8/1/2036	16,076	17,005
2.50%, 11/1/2036	576,406	529,411
6.00%, 11/1/2036	40,260	41,960
1.50%, 2/1/2037	896,087	788,232
6.00%, 8/1/2037	141,296	146,681
6.00%, 9/1/2037	20,879	21,811
6.50%, 10/1/2037	30,880	31,955
5.00%, 3/1/2038	49,702	50,615
5.00%, 5/1/2038	39,789	40,519
6.00%, 5/1/2038	13,881	14,473
6.00%, 9/1/2038	26,023	27,059
5.00%, 6/1/2039	48,207	49,093
3.50%, 8/1/2039	715,224	691,307
5.00%, 10/1/2039	45,632	46,472
3.00%, 1/1/2040	38,428	35,769
5.00%, 2/1/2040	38,964	40,228
5.00%, 6/1/2040	14,823	15,061
6.00%, 6/1/2040	106,095	110,107
3.50%, 1/1/2041	36,767	35,191
1.50%, 2/1/2041	802,024	660,711

Investments	Principal Amount	Value

MORTGAGE-BACKED SECURITIES – (continued)
3.50%, 2/1/2041	$23,160	$22,102
4.50%, 2/1/2041	2,763	2,766
1.50%, 4/1/2041	434,123	357,631
2.00%, 5/1/2041	830,993	712,483
4.50%, 5/1/2041	38,338	38,430
5.00%, 5/1/2041	32,970	33,576
6.00%, 5/1/2041	23,910	24,911
4.50%, 6/1/2041	18,625	18,643
2.50%, 7/1/2041	611,265	545,817
5.00%, 7/1/2041	422,041	429,803
6.00%, 7/1/2041	27,276	28,450
4.50%, 8/1/2041	112,538	112,944
5.00%, 8/1/2041	63,386	64,683
4.00%, 9/1/2041	196,287	192,754
4.50%, 9/1/2041	72,739	72,810
3.50%, 10/1/2041	129,781	123,822
4.00%, 10/1/2041	50,017	49,145
5.00%, 10/1/2041	63,174	64,339
4.00%, 11/1/2041	72,330	70,756
4.00%, 12/1/2041	17,616	17,233
4.00%, 1/1/2042	159,007	153,810
4.50%, 1/1/2042	17,972	18,036
6.00%, 1/1/2042	69,311	72,759
3.00%, 3/1/2042	27,894	25,685
4.00%, 3/1/2042	82,063	80,717
3.00%, 4/1/2042	48,159	44,347
4.50%, 4/1/2042	98,080	98,430
3.50%, 5/1/2042	24,312	23,196
4.50%, 5/1/2042	68,123	68,366
3.50%, 6/1/2042	43,051	41,075
3.50%, 7/1/2042	131,828	125,776
4.00%, 7/1/2042	110,872	109,729
3.50%, 8/1/2042	40,315	38,614
3.00%, 9/1/2042	70,959	65,339
3.50%, 9/1/2042	13,758	13,126
4.00%, 9/1/2042	68,964	67,762
3.00%, 10/1/2042	145,046	133,561
3.50%, 10/1/2042	25,157	24,003
2.50%, 12/1/2042	235,258	207,296
3.00%, 12/1/2042	139,514	128,467
2.50%, 1/1/2043	7,903	6,964
3.00%, 1/1/2043	132,416	121,930
3.50%, 1/1/2043	37,757	36,016
4.00%, 1/1/2043	73,082	71,516
4.50%, 1/1/2043	183,361	184,014

See Accompanying Notes to the Financial Statements.

320	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount	Value

MORTGAGE-BACKED SECURITIES – (continued)
2.50%, 2/1/2043	$731,923	$644,603
3.00%, 2/1/2043	183,388	168,864
3.50%, 2/1/2043	71,874	68,573
3.50%, 3/1/2043	85,145	81,236
2.50%, 5/1/2043	12,273	10,693
2.50%, 6/1/2043	6,508	5,713
4.00%, 8/1/2043	38,859	38,012
4.00%, 9/1/2043	92,540	90,524
4.50%, 9/1/2043	25,962	25,930
4.00%, 10/1/2043	115,249	112,739
4.00%, 11/1/2043	239,979	235,000
4.50%, 11/1/2043	91,547	91,308
4.50%, 12/1/2043	63,015	63,021
4.00%, 1/1/2044	92,487	90,435
4.50%, 2/1/2044	18,102	18,055
4.50%, 3/1/2044	106,713	108,161
5.00%, 3/1/2044	17,998	18,343
4.00%, 4/1/2044	888,064	864,712
4.50%, 4/1/2044	190,955	190,579
5.00%, 6/1/2044	31,127	31,693
4.00%, 10/1/2044	36,123	35,337
4.50%, 10/1/2044	8,157	8,136
4.50%, 12/1/2044	33,484	33,414
4.00%, 2/1/2045	26,439	25,765
4.50%, 2/1/2045	113,468	113,172
4.00%, 4/1/2045	23,917	23,343
4.00%, 8/1/2045	11,146	10,862
4.00%, 11/1/2045	62,964	61,514
4.50%, 11/1/2045	75,980	75,877
4.00%, 12/1/2045	151,734	148,286
4.00%, 2/1/2046	7,855	7,712
4.50%, 3/1/2046	122,066	121,860
4.00%, 4/1/2046	11,062	10,792
2.50%, 6/1/2046	74,491	65,643
4.50%, 6/1/2046	84,038	83,818
4.50%, 7/1/2046	16,600	16,537
4.50%, 8/1/2046	14,378	14,340
2.50%, 10/1/2046	59,953	52,825
4.50%, 10/1/2046	28,672	28,537
2.50%, 12/1/2046	20,402	17,977
4.50%, 1/1/2047	25,949	25,852
4.00%, 2/1/2047	29,484	28,777
4.50%, 2/1/2047	32,558	32,607
4.50%, 3/1/2047	1,381	1,387
4.50%, 5/1/2047	526,190	520,030

Investments	Principal Amount	Value

MORTGAGE-BACKED SECURITIES – (continued)
4.50%, 7/1/2047	$77,984	$77,781
5.00%, 7/1/2047	29,911	30,461
4.50%, 4/1/2048	574,412	576,458
5.50%, 2/1/2049	1,843,593	1,910,309
6.00%, 2/1/2049	84,799	89,535
4.50%, 7/1/2049	494,945	490,745
4.50%, 11/1/2049	895,408	892,654
4.50%, 5/1/2050	786,144	778,496
3.50%, 7/1/2050	492,563	466,152
4.00%, 7/1/2050	1,345,453	1,294,874

GNMA
5.50%, 8/20/2033	27,253	27,976
5.50%, 11/20/2033	25,803	26,552
5.50%, 3/20/2034	31,474	32,541
5.50%, 7/20/2034	19,809	20,526
5.50%, 9/20/2034	8,645	8,765
5.50%, 3/20/2036	63,486	66,091
5.50%, 9/20/2038	38,423	40,015
5.50%, 2/20/2039	63,238	65,852
4.50%, 5/15/2039	1,616,203	1,637,372
5.00%, 11/15/2039	1,695,826	1,742,142
4.00%, 6/15/2040	308,310	303,986
4.00%, 8/15/2040	306,960	302,645
4.00%, 11/15/2040	242,515	239,005
5.50%, 12/20/2040	18,414	19,159
5.50%, 1/20/2041	19,263	20,061
4.00%, 9/15/2041	926,561	906,518
5.50%, 12/20/2041	47,974	49,106
5.50%, 2/20/2042	12,825	13,356
3.50%, 6/15/2042	448,139	435,231
2.50%, 3/20/2043	40,600	36,478
2.50%, 5/20/2043	59,508	53,461
5.50%, 3/20/2044	55,881	58,193
4.50%, 10/20/2044	118,057	118,884
2.50%, 11/20/2044	35,773	32,138
5.00%, 6/20/2045	149,816	153,400
4.00%, 8/15/2045	1,135,257	1,118,714
4.50%, 12/20/2045	247,958	249,691
4.50%, 4/20/2046	293,542	295,591
5.00%, 5/20/2046	353,558	363,114
3.50%, 6/15/2046	2,101,222	2,035,737
4.00%, 2/20/2048	952,132	928,897
5.00%, 5/20/2048	134,096	135,464
5.50%, 1/20/2049	315,609	321,323

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	321

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount	Value

MORTGAGE-BACKED SECURITIES – (continued)
5.50%, 7/20/2049	$9,166	$9,392
4.00%, 12/20/2051	433,917	417,143
5.50%, 11/20/2052	989,012	995,916
Total Mortgage-Backed Securities (Cost $81,645,528)		75,968,953

Total Investments – 99.5% (Cost $81,645,528)		75,968,953

Other assets less liabilities – 0.5%		418,070
NET ASSETS – 100.0%		$76,387,023

Percentages shown are based on Net Assets.

Abbreviations

FHLMC – Federal Home Loan Mortgage Corp.

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

UMBS – Uniform Mortgage-Backed Securities

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$45,342
Aggregate gross unrealized depreciation	(5,722,137)
Net unrealized depreciation	$(5,676,795)
Federal income tax cost	$81,645,748

Security Type	% of Net Assets
Mortgage-Backed Securities	99.5%
Others(1)	0.5
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

322	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

April 30, 2023 (Unaudited)

Investments	Principal Amount	Value

CORPORATE BONDS – 98.2%

Aerospace & Defense – 1.3%

Boeing Co. (The)
5.15%, 5/1/2030	$100,000	$100,770

General Dynamics Corp.
3.50%, 5/15/2025	375,000	367,983
3.75%, 5/15/2028	600,000	588,583

L3Harris Technologies, Inc.
4.40%, 6/15/2028	750,000	743,520

Leidos, Inc.
4.38%, 5/15/2030	250,000	236,015

Lockheed Martin Corp.
3.55%, 1/15/2026	151,000	148,864
5.25%, 1/15/2033	250,000	267,139

Northrop Grumman Corp.
4.40%, 5/1/2030	250,000	249,628

Textron, Inc.
3.90%, 9/17/2029	250,000	236,341
3.00%, 6/1/2030	250,000	223,604
		3,162,447

Air Freight & Logistics – 0.3%

CH Robinson Worldwide, Inc.
4.20%, 4/15/2028	210,000	204,069

United Parcel Service, Inc.
2.50%, 9/1/2029	600,000	546,923
4.45%, 4/1/2030	50,000	50,662
		801,654

Automobile Components – 0.1%

BorgWarner, Inc.
2.65%, 7/1/2027	200,000	185,463

Banks – 27.2%

Banco Bilbao Vizcaya Argentaria SA
6.14%, 9/14/2028(a)	200,000	204,381

Banco Santander SA
3.89%, 5/24/2024	200,000	196,393
5.18%, 11/19/2025	150,000	147,992
1.72%, 9/14/2027(a)	200,000	175,946

Bank of America Corp.
4.45%, 3/3/2026	450,000	443,330
3.38%, 4/2/2026(a)	650,000	626,791

Investments	Principal Amount	Value

Banks – (continued)
1.73%, 7/22/2027(a)	$360,000	$322,524
Series L, 4.18%, 11/25/2027	675,000	651,062
3.82%, 1/20/2028(a)	500,000	477,316
3.71%, 4/24/2028(a)	5,000	4,741
4.95%, 7/22/2028(a)	575,000	573,024
3.42%, 12/20/2028(a)	700,000	649,801
3.97%, 3/5/2029(a)	500,000	474,253
4.27%, 7/23/2029(a)	750,000	718,823
3.97%, 2/7/2030(a)	300,000	280,690
3.19%, 7/23/2030(a)	250,000	222,790
2.50%, 2/13/2031(a)	600,000	506,524
2.59%, 4/29/2031(a)	188,000	159,254
1.90%, 7/23/2031(a)	250,000	200,766
Series N, 2.65%, 3/11/2032(a)	500,000	416,705
2.69%, 4/22/2032(a)	162,000	135,372
2.30%, 7/21/2032(a)	500,000	403,371
2.57%, 10/20/2032(a)	250,000	205,289
3.85%, 3/8/2037(a)	200,000	173,029

Bank of Montreal
Series H, 4.25%, 9/14/2024	250,000	246,740
1.50%, 1/10/2025	250,000	235,467
2.65%, 3/8/2027	300,000	278,560
Series H, 4.70%, 9/14/2027	250,000	249,640
3.80%, 12/15/2032(a)	500,000	452,280
3.09%, 1/10/2037(a)	25,000	20,098

Bank of Nova Scotia (The)
4.50%, 12/16/2025	350,000	344,984
Series 2, 3.62%, 10/27/2081(a)	250,000	178,987
8.62%, 10/27/2082(a)	300,000	307,665

Bank OZK
2.75%, 10/1/2031(a)	100,000	77,736

BankUnited, Inc.
5.13%, 6/11/2030	250,000	213,036

Barclays plc
3.65%, 3/16/2025	150,000	143,554
5.20%, 5/12/2026	250,000	244,030
5.30%, 8/9/2026(a)	450,000	446,112
4.84%, 5/9/2028	300,000	284,628

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	323

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Banks – (continued)

Canadian Imperial Bank of Commerce
2.25%, 1/28/2025	$300,000	$286,212

Citigroup, Inc.
4.60%, 3/9/2026	380,000	375,568
3.11%, 4/8/2026(a)	500,000	481,008
3.20%, 10/21/2026	300,000	284,872
4.45%, 9/29/2027	1,000,000	977,137
3.89%, 1/10/2028(a)	500,000	480,945
3.67%, 7/24/2028(a)	500,000	473,298
3.98%, 3/20/2030(a)	1,000,000	938,183
2.67%, 1/29/2031(a)	500,000	428,586
4.41%, 3/31/2031(a)	1,286,000	1,227,785
2.57%, 6/3/2031(a)	250,000	211,549
2.56%, 5/1/2032(a)	50,000	41,508
3.06%, 1/25/2033(a)	200,000	170,514
6.27%, 11/17/2033(a)	500,000	540,524

Citizens Bank NA
2.25%, 4/28/2025	500,000	456,937
4.57%, 8/9/2028(a)	500,000	463,566

Citizens Financial Group, Inc.
3.25%, 4/30/2030	200,000	170,668

Comerica Bank
2.50%, 7/23/2024	250,000	230,443

Comerica, Inc.
4.00%, 2/1/2029	300,000	256,567

Cooperatieve Rabobank UA
4.38%, 8/4/2025	250,000	241,557
3.75%, 7/21/2026	250,000	235,304

Discover Bank
2.45%, 9/12/2024	500,000	475,288
4.65%, 9/13/2028	250,000	239,041
2.70%, 2/6/2030	300,000	246,214

Fifth Third Bancorp
2.55%, 5/5/2027	200,000	177,813
4.06%, 4/25/2028(a)	250,000	236,579
6.36%, 10/27/2028(a)	500,000	516,014
4.77%, 7/28/2030(a)	275,000	261,708

Fifth Third Bank NA
3.95%, 7/28/2025	500,000	480,795
3.85%, 3/15/2026	350,000	329,657

First Horizon Bank
5.75%, 5/1/2030	260,000	245,747

Investments	Principal Amount	Value

Banks – (continued)

HSBC Holdings plc
2.10%, 6/4/2026(a)	$250,000	$232,785
4.29%, 9/12/2026(a)	650,000	630,674
4.04%, 3/13/2028(a)	490,000	466,922
7.39%, 11/3/2028(a)	500,000	538,226
4.58%, 6/19/2029(a)	670,000	643,436
3.97%, 5/22/2030(a)	790,000	726,826
2.36%, 8/18/2031(a)	50,000	40,315
2.80%, 5/24/2032(a)	200,000	163,759
4.76%, 3/29/2033(a)	200,000	183,944
5.40%, 8/11/2033(a)	200,000	198,233

Huntington Bancshares, Inc.
4.00%, 5/15/2025	150,000	143,151
2.55%, 2/4/2030	200,000	163,194

Huntington National Bank (The)
5.65%, 1/10/2030	500,000	498,181

ING Groep NV
1.73%, 4/1/2027(a)	200,000	180,161
4.55%, 10/2/2028	300,000	293,872
4.05%, 4/9/2029	200,000	191,158

JPMorgan Chase & Co.
2.30%, 10/15/2025(a)	120,000	114,618
2.00%, 3/13/2026(a)	115,000	108,448
2.08%, 4/22/2026(a)	800,000	753,754
3.96%, 1/29/2027(a)	650,000	632,345
1.58%, 4/22/2027(a)	250,000	226,512
3.63%, 12/1/2027	200,000	190,602
3.78%, 2/1/2028(a)	400,000	383,952
4.32%, 4/26/2028(a)	250,000	245,289
4.85%, 7/25/2028(a)	600,000	601,632
3.51%, 1/23/2029(a)	800,000	752,415
4.01%, 4/23/2029(a)	130,000	124,426
4.20%, 7/23/2029(a)	400,000	385,276
4.45%, 12/5/2029(a)	500,000	486,725
3.70%, 5/6/2030(a)	250,000	233,192
4.57%, 6/14/2030(a)	500,000	488,182
2.74%, 10/15/2030(a)	200,000	175,441
4.49%, 3/24/2031(a)	150,000	146,138
2.96%, 5/13/2031(a)	350,000	303,328
1.95%, 2/4/2032(a)	175,000	141,060
2.96%, 1/25/2033(a)	50,000	42,758
4.59%, 4/26/2033(a)	300,000	291,905
4.91%, 7/25/2033(a)	500,000	497,233

See Accompanying Notes to the Financial Statements.

324	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Banks – (continued)

KeyCorp
2.25%, 4/6/2027	$300,000	$261,597
4.10%, 4/30/2028	200,000	184,920
2.55%, 10/1/2029	150,000	122,160

Lloyds Banking Group plc
3.87%, 7/9/2025(a)	250,000	243,996
4.58%, 12/10/2025	500,000	478,628
3.51%, 3/18/2026(a)	400,000	384,794
4.65%, 3/24/2026	500,000	481,400

M&T Bank Corp.
4.55%, 8/16/2028(a)	120,000	113,532

Manufacturers & Traders Trust Co.
2.90%, 2/6/2025	300,000	283,635
4.65%, 1/27/2026	500,000	484,277
3.40%, 8/17/2027	300,000	267,396
4.70%, 1/27/2028	250,000	237,147

Mitsubishi UFJ Financial Group, Inc.
2.19%, 2/25/2025	500,000	472,943
3.85%, 3/1/2026	250,000	242,132
3.29%, 7/25/2027	600,000	566,667
2.34%, 1/19/2028(a)	300,000	271,774
5.35%, 9/13/2028(a)	200,000	202,252
3.20%, 7/18/2029	500,000	450,044
2.05%, 7/17/2030	100,000	82,181

Mizuho Financial Group, Inc.
2.23%, 5/25/2026(a)	300,000	280,982
1.23%, 5/22/2027(a)	200,000	176,695
3.17%, 9/11/2027	200,000	186,729
4.02%, 3/5/2028	340,000	324,957
4.25%, 9/11/2029(a)	250,000	239,033
3.15%, 7/16/2030(a)	150,000	132,967
2.59%, 5/25/2031(a)	250,000	209,447
2.56%, 9/13/2031	50,000	39,898

National Australia Bank Ltd.
5.13%, 11/22/2024	250,000	251,475

NatWest Group plc
4.80%, 4/5/2026	250,000	248,946
5.08%, 1/27/2030(a)	450,000	443,495
4.44%, 5/8/2030(a)	500,000	474,625

PNC Bank NA
3.88%, 4/10/2025	450,000	435,397

Investments	Principal Amount	Value

Banks – (continued)
4.05%, 7/26/2028	$250,000	$237,763
2.70%, 10/22/2029	500,000	432,712

PNC Financial Services Group, Inc. (The)
2.55%, 1/22/2030	250,000	214,221

Regions Financial Corp.
2.25%, 5/18/2025	250,000	232,945

Royal Bank of Canada
3.97%, 7/26/2024	250,000	246,598
2.25%, 11/1/2024	250,000	239,842
4.65%, 1/27/2026	550,000	544,445
6.00%, 11/1/2027	250,000	262,731

Santander Holdings USA, Inc.
3.45%, 6/2/2025	250,000	236,996
4.50%, 7/17/2025	190,000	185,063

Santander UK Group Holdings plc
3.82%, 11/3/2028(a)	200,000	184,237

Sumitomo Mitsui Financial Group, Inc.
2.70%, 7/16/2024	250,000	242,232
1.47%, 7/8/2025	250,000	230,909
2.63%, 7/14/2026	550,000	513,944
1.40%, 9/17/2026	450,000	399,584
3.45%, 1/11/2027	110,000	104,486
3.36%, 7/12/2027	400,000	380,463
1.90%, 9/17/2028	240,000	204,978
4.31%, 10/16/2028	450,000	435,349
2.47%, 1/14/2029	450,000	392,980
3.04%, 7/16/2029	300,000	268,407
2.72%, 9/27/2029	250,000	217,897
2.75%, 1/15/2030	200,000	174,417
2.13%, 7/8/2030	250,000	206,605
2.14%, 9/23/2030	250,000	200,728

Synovus Bank
5.63%, 2/15/2028	300,000	282,124

Toronto-Dominion Bank (The)
4.29%, 9/13/2024	250,000	247,184
1.45%, 1/10/2025	200,000	188,799
4.11%, 6/8/2027	300,000	291,947
3.62%, 9/15/2031(a)	500,000	472,540
4.46%, 6/8/2032	120,000	115,764
8.12%, 10/31/2082(a)	500,000	509,265

Truist Bank
3.63%, 9/16/2025	250,000	236,520

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	325

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Banks – (continued)

Truist Financial Corp.
2.85%, 10/26/2024	$50,000	$48,118
4.00%, 5/1/2025	110,000	106,616
3.88%, 3/19/2029	270,000	244,288

US Bancorp
3.95%, 11/17/2025	200,000	193,955
3.90%, 4/26/2028	300,000	288,747
4.55%, 7/22/2028(a)	300,000	291,656
3.00%, 7/30/2029	200,000	175,775
4.97%, 7/22/2033(a)	100,000	93,569

US Bank NA
2.05%, 1/21/2025	250,000	236,746

Wells Fargo & Co.
3.00%, 2/19/2025	250,000	241,880
3.55%, 9/29/2025	430,000	418,156
2.41%, 10/30/2025(a)	200,000	191,352
3.00%, 4/22/2026	450,000	428,524
4.10%, 6/3/2026	240,000	233,901
3.20%, 6/17/2027(a)	200,000	188,806
4.30%, 7/22/2027	500,000	489,210
3.53%, 3/24/2028(a)	700,000	661,458
3.58%, 5/22/2028(a)	610,000	577,240
2.39%, 6/2/2028(a)	850,000	766,339
4.81%, 7/25/2028(a)	700,000	693,726
4.15%, 1/24/2029	500,000	481,301
2.88%, 10/30/2030(a)	1,050,000	918,991
2.57%, 2/11/2031(a)	250,000	213,512
4.48%, 4/4/2031(a)	500,000	481,324
4.90%, 7/25/2033(a)	300,000	293,586

Western Alliance Bancorp
3.00%, 6/15/2031(a)	200,000	152,786

Westpac Banking Corp.
2.89%, 2/4/2030(a)	250,000	234,470
4.32%, 11/23/2031(a)	450,000	426,118
4.11%, 7/24/2034(a)	400,000	359,247
2.67%, 11/15/2035(a)	300,000	235,398

Zions Bancorp NA
3.25%, 10/29/2029	250,000	184,562
		66,057,492

Beverages – 1.4%

Coca-Cola Co. (The)
1.00%, 3/15/2028	400,000	349,369

Investments	Principal Amount	Value

Beverages – (continued)
3.45%, 3/25/2030	$150,000	$144,321
2.25%, 1/5/2032	300,000	262,004

Coca-Cola Femsa SAB de CV
2.75%, 1/22/2030	300,000	269,118

Constellation Brands, Inc.
4.65%, 11/15/2028	300,000	300,891

Diageo Capital plc
2.38%, 10/24/2029	400,000	355,294

Keurig Dr Pepper, Inc.
3.95%, 4/15/2029	800,000	772,628
4.05%, 4/15/2032	150,000	142,491

PepsiCo, Inc.
7.00%, 3/1/2029	360,000	420,721
2.75%, 3/19/2030	250,000	229,408
3.90%, 7/18/2032	200,000	196,926
		3,443,171

Biotechnology – 3.4%

AbbVie, Inc.
2.60%, 11/21/2024	500,000	482,701
3.80%, 3/15/2025	700,000	688,155
3.60%, 5/14/2025	500,000	488,485
3.20%, 5/14/2026	500,000	481,648
2.95%, 11/21/2026	1,100,000	1,044,191
4.25%, 11/14/2028	500,000	496,189
3.20%, 11/21/2029	1,500,000	1,386,116

Amgen, Inc.
5.15%, 3/2/2028	250,000	255,878
3.00%, 2/22/2029	500,000	464,146
4.05%, 8/18/2029	450,000	437,099
2.45%, 2/21/2030	250,000	218,696
5.25%, 3/2/2030	500,000	513,523
5.25%, 3/2/2033	250,000	257,224

Biogen, Inc.
4.05%, 9/15/2025	250,000	245,127

Gilead Sciences, Inc.
3.50%, 2/1/2025	250,000	245,467
3.65%, 3/1/2026	280,000	273,823
2.95%, 3/1/2027	250,000	239,183
		8,217,651

Building Products – 0.9%

Allegion plc
3.50%, 10/1/2029	250,000	228,614

See Accompanying Notes to the Financial Statements.

326	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Building Products – (continued)

Carlisle Cos., Inc.
3.75%, 12/1/2027	$150,000	$143,849
2.75%, 3/1/2030	300,000	258,558

Carrier Global Corp.
2.49%, 2/15/2027	300,000	277,813
2.72%, 2/15/2030	250,000	218,895

Lennox International, Inc.
1.35%, 8/1/2025	150,000	137,746

Masco Corp.
3.50%, 11/15/2027	50,000	47,717
1.50%, 2/15/2028	100,000	86,585

Owens Corning
3.95%, 8/15/2029	320,000	304,263

Trane Technologies Global Holding Co. Ltd.
3.75%, 8/21/2028	150,000	145,877

Trane Technologies Luxembourg Finance SA
3.50%, 3/21/2026	200,000	193,457
3.80%, 3/21/2029	200,000	191,473
		2,234,847

Capital Markets – 6.5%

Ameriprise Financial, Inc.
2.88%, 9/15/2026	100,000	94,863

Ares Capital Corp.
2.15%, 7/15/2026	50,000	43,661

Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	175,000	150,854

Bank of New York Mellon Corp. (The)
2.10%, 10/24/2024	250,000	239,969
3.35%, 4/25/2025	250,000	242,430
2.45%, 8/17/2026	300,000	280,710

BlackRock, Inc.
3.20%, 3/15/2027	100,000	97,264
3.25%, 4/30/2029	100,000	95,818

Blackstone Private Credit Fund
3.25%, 3/15/2027	620,000	534,271

Blackstone Secured Lending Fund
3.63%, 1/15/2026	500,000	459,577
2.75%, 9/16/2026	250,000	218,757

Investments	Principal Amount	Value

Capital Markets – (continued)
2.13%, 2/15/2027	$250,000	$211,579

Cboe Global Markets, Inc.
3.65%, 1/12/2027	150,000	145,977
1.63%, 12/15/2030	150,000	121,260

Charles Schwab Corp. (The)
4.20%, 3/24/2025	300,000	294,885
2.45%, 3/3/2027	700,000	634,466
3.20%, 1/25/2028	100,000	92,622
4.00%, 2/1/2029	400,000	380,604

CME Group, Inc.
3.00%, 3/15/2025	225,000	217,423
3.75%, 6/15/2028	100,000	98,023

Credit Suisse AG
3.70%, 2/21/2025	300,000	284,160
1.25%, 8/7/2026	400,000	341,881

Credit Suisse Group AG
3.75%, 3/26/2025	100,000	93,239

Deutsche Bank AG
3.70%, 5/30/2024	505,000	489,621
4.50%, 4/1/2025	300,000	281,335
3.96%, 11/26/2025(a)	100,000	95,582
2.13%, 11/24/2026(a)	250,000	222,453
5.88%, 7/8/2031(a)	250,000	219,615
3.55%, 9/18/2031(a)	250,000	210,151
4.88%, 12/1/2032(a)	300,000	249,800

Goldman Sachs BDC, Inc.
3.75%, 2/10/2025	150,000	143,968

Goldman Sachs Group, Inc. (The)
3.85%, 7/8/2024	150,000	147,522
3.50%, 1/23/2025	315,000	306,100
3.50%, 4/1/2025	350,000	340,026
3.27%, 9/29/2025(a)	200,000	193,508
1.43%, 3/9/2027(a)	150,000	134,666
1.95%, 10/21/2027(a)	300,000	268,647
2.64%, 2/24/2028(a)	250,000	228,878
3.62%, 3/15/2028(a)	250,000	238,028
4.48%, 8/23/2028(a)	500,000	490,569
2.62%, 4/22/2032(a)	300,000	250,365
3.10%, 2/24/2033(a)	300,000	258,140

Lazard Group LLC
4.50%, 9/19/2028	250,000	240,734

Moody’s Corp.
3.75%, 3/24/2025	250,000	244,405
4.25%, 2/1/2029	250,000	245,143

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	327

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Capital Markets – (continued)

Morgan Stanley
0.79%, 5/30/2025(a)	$500,000	$473,352
2.72%, 7/22/2025(a)	500,000	482,317
2.19%, 4/28/2026(a)	250,000	235,353
3.13%, 7/27/2026	150,000	142,612
4.35%, 9/8/2026	200,000	195,621
1.59%, 5/4/2027(a)	200,000	179,881
1.51%, 7/20/2027(a)	300,000	266,559
2.48%, 1/21/2028(a)	300,000	273,941
4.21%, 4/20/2028(a)	200,000	193,895
4.43%, 1/23/2030(a)	300,000	289,849
3.62%, 4/1/2031(a)	300,000	274,400
6.34%, 10/18/2033(a)	400,000	434,902
5.30%, 4/20/2037(a)	300,000	285,792
5.95%, 1/19/2038(a)	50,000	50,265

Nasdaq, Inc.
3.85%, 6/30/2026	165,000	161,875
1.65%, 1/15/2031	100,000	79,630

Nomura Holdings, Inc.
1.85%, 7/16/2025	300,000	275,550

S&P Global, Inc.
2.70%, 3/1/2029	250,000	228,769

State Street Corp.
3.55%, 8/18/2025	300,000	291,111

Stifel Financial Corp.
4.00%, 5/15/2030	100,000	88,509
		15,777,732

Chemicals – 0.8%

Air Products and Chemicals, Inc.
1.85%, 5/15/2027	200,000	183,709

Cabot Corp.
4.00%, 7/1/2029	250,000	234,490

Celanese US Holdings LLC
6.17%, 7/15/2027	300,000	303,675
6.38%, 7/15/2032	100,000	101,411

Dow Chemical Co. (The)
7.38%, 11/1/2029	200,000	228,994

FMC Corp.
3.20%, 10/1/2026	150,000	142,351

Huntsman International LLC
4.50%, 5/1/2029	250,000	234,955

Investments	Principal Amount	Value

Chemicals – (continued)

Linde, Inc.
4.70%, 12/5/2025	$200,000	$201,646

Nutrien Ltd.
4.20%, 4/1/2029	100,000	97,267

RPM International, Inc.
4.55%, 3/1/2029	250,000	241,197
		1,969,695

Commercial Services & Supplies – 0.6%

Cintas Corp. No. 2
3.70%, 4/1/2027	350,000	342,648

RELX Capital, Inc.
4.00%, 3/18/2029	250,000	244,850
3.00%, 5/22/2030	200,000	179,831

Republic Services, Inc.
3.95%, 5/15/2028	150,000	147,044

Waste Connections, Inc.
4.25%, 12/1/2028	200,000	197,113

Waste Management, Inc.
0.75%, 11/15/2025	200,000	181,670
1.15%, 3/15/2028	250,000	215,929
		1,509,085

Communications Equipment – 0.4%

Cisco Systems, Inc.
2.95%, 2/28/2026	300,000	291,248

Juniper Networks, Inc.
3.75%, 8/15/2029	150,000	141,109

Motorola Solutions, Inc.
4.60%, 2/23/2028	100,000	99,208
4.60%, 5/23/2029	300,000	295,130
2.30%, 11/15/2030	250,000	204,959
		1,031,654

Consumer Finance – 2.1%

AerCap Ireland Capital DAC
1.65%, 10/29/2024	200,000	187,010
1.75%, 1/30/2026	300,000	269,149

Ally Financial, Inc.
8.00%, 11/1/2031	200,000	210,963

American Express Co.
3.38%, 5/3/2024	200,000	196,273
2.25%, 3/4/2025	250,000	238,053
2.55%, 3/4/2027	300,000	277,851
4.99%, 5/26/2033(a)	75,000	74,144

See Accompanying Notes to the Financial Statements.

328	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Consumer Finance – (continued)

American Honda Finance Corp.
1.00%, 9/10/2025	$200,000	$184,175

Capital One Financial Corp.
3.30%, 10/30/2024	200,000	194,430
4.98%, 7/24/2026(a)	300,000	292,818
3.75%, 3/9/2027	250,000	234,210
5.82%, 2/1/2034(a)	120,000	116,924

Caterpillar Financial Services Corp.
3.60%, 8/12/2027	300,000	293,988

Synchrony Financial
4.25%, 8/15/2024	500,000	477,148
4.50%, 7/23/2025	600,000	559,079
3.95%, 12/1/2027	450,000	398,446
5.15%, 3/19/2029	200,000	185,745

Toyota Motor Credit Corp.
3.00%, 4/1/2025	200,000	194,299
4.55%, 9/20/2027	200,000	202,188
4.63%, 1/12/2028	200,000	203,498
		4,990,391

Consumer Staples Distribution & Retail – 0.2%

Dollar General Corp.
3.88%, 4/15/2027	100,000	97,561
4.63%, 11/1/2027	380,000	381,743
		479,304

Containers & Packaging – 0.3%

Amcor Finance USA, Inc.
4.50%, 5/15/2028	300,000	296,467

Avery Dennison Corp.
4.88%, 12/6/2028	150,000	150,424

Packaging Corp. of America
3.00%, 12/15/2029	275,000	249,363
		696,254

Diversified REITs – 1.0%

GLP Capital LP
REIT, 5.25%, 6/1/2025	300,000	294,394
REIT, 5.38%, 4/15/2026	350,000	346,446
REIT, 5.75%, 6/1/2028	500,000	492,138

Investments	Principal Amount	Value

Diversified REITs – (continued)

Simon Property Group LP
REIT, 3.38%, 10/1/2024	$200,000	$195,250

STORE Capital Corp.
REIT, 4.63%, 3/15/2029	140,000	124,353

VICI Properties LP
REIT, 4.75%, 2/15/2028	500,000	482,195
REIT, 4.95%, 2/15/2030	300,000	286,767

WP Carey, Inc.
REIT, 4.00%, 2/1/2025	100,000	97,739
		2,319,282

Diversified Telecommunication Services – 1.2%

AT&T, Inc.
4.30%, 2/15/2030	250,000	242,626
2.25%, 2/1/2032	300,000	245,105

British Telecommunications plc
9.62%, 12/15/2030(b)	200,000	251,768

Deutsche Telekom International Finance BV
8.75%, 6/15/2030(b)	100,000	122,120

Orange SA
9.00%, 3/1/2031(b)	500,000	631,334

Sprint Capital Corp.
8.75%, 3/15/2032	200,000	244,463

Verizon Communications, Inc.
4.33%, 9/21/2028	450,000	445,232
4.02%, 12/3/2029	250,000	240,062
1.75%, 1/20/2031	250,000	201,304
2.55%, 3/21/2031	250,000	212,847
		2,836,861

Electric Utilities – 1.9%

American Electric Power Co., Inc.
3.88%, 2/15/2062(a)	100,000	80,033

Arizona Public Service Co.
2.60%, 8/15/2029	250,000	219,606

Avangrid, Inc.
3.80%, 6/1/2029	300,000	282,762

Duke Energy Carolinas LLC
2.45%, 8/15/2029	50,000	44,339

Duke Energy Corp.
3.40%, 6/15/2029	100,000	93,005
2.45%, 6/1/2030	300,000	257,793
3.25%, 1/15/2082(a)	100,000	75,500

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	329

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Electric Utilities – (continued)

Duke Energy Florida LLC
2.50%, 12/1/2029	$100,000	$88,744

Evergy, Inc.
2.90%, 9/15/2029	175,000	157,484

Fortis, Inc.
3.06%, 10/4/2026	150,000	141,591

MidAmerican Energy Co.
3.65%, 4/15/2029	300,000	289,056

Nevada Power Co.
Series CC, 3.70%, 5/1/2029	250,000	240,632

NextEra Energy Capital Holdings, Inc.
4.80%, 12/1/2077(a)	100,000	85,500
5.65%, 5/1/2079(a)	175,000	158,026
3.80%, 3/15/2082(a)	200,000	165,937

Oklahoma Gas and Electric Co.
3.25%, 4/1/2030	300,000	273,548

Pacific Gas and Electric Co.
4.55%, 7/1/2030	1,000,000	929,318

Sierra Pacific Power Co.
2.60%, 5/1/2026	20,000	18,950

Southern Co. (The)
Series 21-B, 1.75%, 3/15/2028	450,000	391,482
Series B, 4.00%, 1/15/2051(a)	200,000	187,920
Series 21-A, 3.75%, 9/15/2051(a)	250,000	212,744

Southwestern Electric Power Co.
Series M, 4.10%, 9/15/2028	50,000	48,674

Xcel Energy, Inc.
1.75%, 3/15/2027	50,000	45,053
2.60%, 12/1/2029	100,000	88,661
		4,576,358

Electrical Equipment – 0.3%

ABB Finance USA, Inc.
3.80%, 4/3/2028	250,000	248,099

Investments	Principal Amount	Value

Electrical Equipment – (continued)

Emerson Electric Co.
0.88%, 10/15/2026	$150,000	$134,417
2.00%, 12/21/2028	100,000	88,702

Hubbell, Inc.
3.35%, 3/1/2026	150,000	145,019
3.50%, 2/15/2028	200,000	189,578
		805,815

Electronic Equipment, Instruments & Components – 1.2%

Amphenol Corp.
4.35%, 6/1/2029	500,000	497,779

Avnet, Inc.
4.63%, 4/15/2026	125,000	123,078

CDW LLC
2.67%, 12/1/2026	150,000	136,244
4.25%, 4/1/2028	200,000	186,024
3.28%, 12/1/2028	250,000	216,755

Flex Ltd.
4.88%, 6/15/2029	200,000	194,005
4.88%, 5/12/2030	200,000	194,888

Jabil, Inc.
4.25%, 5/15/2027	250,000	243,773

Keysight Technologies, Inc.
4.60%, 4/6/2027	400,000	399,830

Teledyne Technologies, Inc.
2.25%, 4/1/2028	225,000	200,614

Trimble, Inc.
4.90%, 6/15/2028	250,000	250,436

Tyco Electronics Group SA
3.70%, 2/15/2026	150,000	147,240

Vontier Corp.
2.40%, 4/1/2028	250,000	209,243
		2,999,909

Energy Equipment & Services – 0.1%

Baker Hughes Holdings LLC
3.14%, 11/7/2029	250,000	227,091

Entertainment – 0.4%

Activision Blizzard, Inc.
3.40%, 6/15/2027	200,000	192,472

Electronic Arts, Inc.
4.80%, 3/1/2026	50,000	50,362

See Accompanying Notes to the Financial Statements.

330	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Entertainment – (continued)

Netflix, Inc.
5.88%, 11/15/2028	$700,000	$735,415

Warnermedia Holdings, Inc.
4.28%, 3/15/2032(c)	100,000	88,816
		1,067,065

Financial Services – 2.9%

Block Financial LLC
2.50%, 7/15/2028	350,000	302,454

Corebridge Financial, Inc.
3.85%, 4/5/2029(c)	600,000	547,059
6.87%, 12/15/2052(a) (c)	400,000	362,190

Fiserv, Inc.
3.50%, 7/1/2029	1,350,000	1,257,433

Global Payments, Inc.
1.50%, 11/15/2024	300,000	283,186
4.80%, 4/1/2026	250,000	247,193
4.45%, 6/1/2028	110,000	105,662
3.20%, 8/15/2029	300,000	265,334
5.30%, 8/15/2029	220,000	218,779
2.90%, 5/15/2030	200,000	171,406

Mastercard, Inc.
2.00%, 3/3/2025	100,000	95,792
2.95%, 11/21/2026	50,000	48,043
3.30%, 3/26/2027	800,000	775,257
2.95%, 6/1/2029	150,000	141,115

National Rural Utilities Cooperative Finance Corp.
5.25%, 4/20/2046(a)	150,000	143,664

PayPal Holdings, Inc.
1.65%, 6/1/2025	300,000	282,664

Radian Group, Inc.
6.63%, 3/15/2025	250,000	248,841
4.88%, 3/15/2027	300,000	285,297

Synchrony Bank
5.63%, 8/23/2027	400,000	380,374

Visa, Inc.
3.15%, 12/14/2025	250,000	242,646
1.90%, 4/15/2027	225,000	208,644

Voya Financial, Inc.
4.70%, 1/23/2048(a)	100,000	84,258

Investments	Principal Amount	Value

Financial Services – (continued)

Western Union Co. (The)
2.85%, 1/10/2025	$350,000	$335,160
		7,032,451

Food Products – 1.2%

Campbell Soup Co.
4.15%, 3/15/2028	100,000	98,464

Conagra Brands, Inc.
4.85%, 11/1/2028	250,000	249,811

Flowers Foods, Inc.
3.50%, 10/1/2026	250,000	239,956

General Mills, Inc.
4.20%, 4/17/2028	200,000	198,923
2.88%, 4/15/2030	250,000	227,320

Hershey Co. (The)
0.90%, 6/1/2025	150,000	139,510

Hormel Foods Corp.
1.70%, 6/3/2028	100,000	89,129

Kellogg Co.
Series B, 7.45%, 4/1/2031	250,000	289,343

Mondelez International, Inc.
2.75%, 4/13/2030	92,000	81,701

Tyson Foods, Inc.
4.35%, 3/1/2029	300,000	293,314

Unilever Capital Corp.
2.60%, 5/5/2024	300,000	293,061
2.90%, 5/5/2027	150,000	143,598
3.50%, 3/22/2028	240,000	234,988
2.13%, 9/6/2029	500,000	441,494
		3,020,612

Gas Utilities – 0.2%

Eastern Energy Gas Holdings LLC
3.60%, 12/15/2024	4,000	3,906

National Fuel Gas Co.
5.20%, 7/15/2025	150,000	149,273
5.50%, 1/15/2026	275,000	276,419
4.75%, 9/1/2028	100,000	96,891
		526,489

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	331

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Ground Transportation – 0.3%

Canadian National Railway Co.
2.75%, 3/1/2026	$150,000	$144,039

CSX Corp.
3.80%, 3/1/2028	100,000	98,114
4.25%, 3/15/2029	200,000	198,369

Norfolk Southern Corp.
3.15%, 6/1/2027	200,000	189,837

Union Pacific Corp.
2.38%, 5/20/2031	250,000	216,724
		847,083

Health Care Equipment & Supplies – 0.9%

DH Europe Finance II Sarl
2.20%, 11/15/2024	250,000	240,370
2.60%, 11/15/2029	250,000	225,638

Edwards Lifesciences Corp.
4.30%, 6/15/2028	150,000	150,044

GE HealthCare Technologies, Inc.
5.55%, 11/15/2024(c)	250,000	251,064
5.60%, 11/15/2025(c)	250,000	253,218
5.86%, 3/15/2030(c)	600,000	631,395

Stryker Corp.
1.15%, 6/15/2025	250,000	231,943
1.95%, 6/15/2030	50,000	42,361

Zimmer Biomet Holdings, Inc.
1.45%, 11/22/2024	250,000	236,712
		2,262,745

Health Care Providers & Services – 2.2%

AmerisourceBergen Corp.
3.45%, 12/15/2027	60,000	57,541
2.80%, 5/15/2030	400,000	352,159

Cardinal Health, Inc.
3.41%, 6/15/2027	400,000	382,738

Centene Corp.
4.63%, 12/15/2029	250,000	235,625
2.50%, 3/1/2031	220,000	179,278

Cigna Group (The)
2.38%, 3/15/2031	75,000	63,562

CVS Health Corp.
4.30%, 3/25/2028	229,000	226,196

Investments	Principal Amount	Value

Health Care Providers & Services – (continued)
3.25%, 8/15/2029	$300,000	$276,395
5.25%, 2/21/2033	200,000	204,281

Elevance Health, Inc.
3.65%, 12/1/2027	250,000	242,695
4.10%, 3/1/2028	250,000	246,303

HCA, Inc.
3.63%, 3/15/2032(c)	200,000	177,173

Humana, Inc.
1.35%, 2/3/2027	500,000	443,522
3.70%, 3/23/2029	200,000	189,306

Laboratory Corp. of America Holdings
2.30%, 12/1/2024	250,000	239,356
1.55%, 6/1/2026	250,000	226,033

McKesson Corp.
1.30%, 8/15/2026	250,000	224,491

Quest Diagnostics, Inc.
2.95%, 6/30/2030	200,000	179,462

UnitedHealth Group, Inc.
2.95%, 10/15/2027	250,000	237,497
3.85%, 6/15/2028	100,000	98,361
3.88%, 12/15/2028	115,000	112,822
4.00%, 5/15/2029	300,000	295,073
2.88%, 8/15/2029	200,000	184,978
5.30%, 2/15/2030	100,000	105,558
5.35%, 2/15/2033	250,000	266,610
		5,447,015

Health Care REITs – 0.6%

Healthpeak OP LLC
REIT, 3.00%, 1/15/2030	250,000	220,746

Omega Healthcare Investors, Inc.
REIT, 5.25%, 1/15/2026	250,000	244,383
REIT, 4.75%, 1/15/2028	100,000	92,670
REIT, 3.63%, 10/1/2029	150,000	125,960

Physicians Realty LP
REIT, 4.30%, 3/15/2027	150,000	144,080

Sabra Health Care LP
REIT, 5.13%, 8/15/2026	200,000	189,730
REIT, 3.90%, 10/15/2029	150,000	125,021

Ventas Realty LP
REIT, 3.50%, 2/1/2025	50,000	48,312

See Accompanying Notes to the Financial Statements.

332	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Health Care REITs – (continued)

Welltower OP LLC
REIT, 4.00%, 6/1/2025	$200,000	$194,957
		1,385,859

Hotel & Resort REITs – 0.2%

Host Hotels & Resorts LP
Series E, REIT, 4.00%, 6/15/2025	200,000	192,690
Series H, REIT, 3.38%, 12/15/2029	300,000	257,549
		450,239

Hotels, Restaurants & Leisure – 1.3%

Booking Holdings, Inc.
3.55%, 3/15/2028	300,000	289,458
4.63%, 4/13/2030	500,000	502,697

Choice Hotels International, Inc.
3.70%, 12/1/2029	250,000	226,801

Marriott International, Inc.
Series EE, 5.75%, 5/1/2025	12,000	12,154
5.00%, 10/15/2027	300,000	302,951
Series X, 4.00%, 4/15/2028	250,000	241,889
4.90%, 4/15/2029	250,000	248,539
Series FF, 4.63%, 6/15/2030	100,000	97,116
Series HH, 2.85%, 4/15/2031	250,000	213,161

McDonald’s Corp.
3.50%, 7/1/2027	600,000	583,408
3.80%, 4/1/2028	90,000	88,637
3.60%, 7/1/2030	250,000	238,124
		3,044,935

Household Durables – 0.9%

DR Horton, Inc.
2.50%, 10/15/2024	200,000	192,771
1.30%, 10/15/2026	450,000	402,976

Lennar Corp.
4.50%, 4/30/2024	300,000	297,178
4.75%, 11/29/2027	410,000	406,158

Investments	Principal Amount	Value

Household Durables – (continued)

NVR, Inc.
3.00%, 5/15/2030	$250,000	$224,467

PulteGroup, Inc.
5.50%, 3/1/2026	140,000	141,371

Toll Brothers Finance Corp.
4.88%, 3/15/2027	500,000	490,154
		2,155,075

Household Products – 0.5%

Kimberly-Clark Corp.
3.10%, 3/26/2030	250,000	233,195

Procter & Gamble Co. (The)
2.70%, 2/2/2026	250,000	241,928
2.45%, 11/3/2026	250,000	237,639
2.80%, 3/25/2027	95,000	91,308
3.00%, 3/25/2030	400,000	376,343
		1,180,413

Industrial Conglomerates – 0.7%

3M Co.
3.38%, 3/1/2029	200,000	191,568
2.38%, 8/26/2029	300,000	268,520

Honeywell International, Inc.
1.35%, 6/1/2025	400,000	376,271
2.50%, 11/1/2026	250,000	237,971
2.70%, 8/15/2029	500,000	461,457

Pentair Finance Sarl
4.50%, 7/1/2029	200,000	192,033
		1,727,820

Industrial REITs – 0.1%

Prologis LP
REIT, 2.25%, 4/15/2030	200,000	172,278

Insurance – 3.6%

Aflac, Inc.
3.60%, 4/1/2030	200,000	188,547

Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/2025	200,000	193,524

Allstate Corp. (The)
0.75%, 12/15/2025	150,000	135,130

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	333

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Insurance – (continued)

American Equity Investment Life Holding Co.
5.00%, 6/15/2027	$150,000	$148,742

American International Group, Inc.
2.50%, 6/30/2025	300,000	284,893
Series A-9, 5.75%, 4/1/2048(a)	200,000	192,500

Aon Corp.
2.85%, 5/28/2027	300,000	279,154
3.75%, 5/2/2029	250,000	239,643
2.80%, 5/15/2030	200,000	176,046
2.05%, 8/23/2031	50,000	40,642

Aon Global Ltd.
3.88%, 12/15/2025	100,000	97,731

Assurant, Inc.
3.70%, 2/22/2030	100,000	88,149

Athene Holding Ltd.
4.13%, 1/12/2028	500,000	454,870

AXIS Specialty Finance LLC
4.90%, 1/15/2040(a)	200,000	160,751

AXIS Specialty Finance plc
4.00%, 12/6/2027	200,000	193,639

Brown & Brown, Inc.
4.20%, 9/15/2024	150,000	148,222
2.38%, 3/15/2031	250,000	204,766

Chubb INA Holdings, Inc.
3.15%, 3/15/2025	270,000	262,920

CNA Financial Corp.
3.90%, 5/1/2029	250,000	237,532

Enstar Group Ltd.
4.95%, 6/1/2029	200,000	189,685

Fairfax Financial Holdings Ltd.
4.85%, 4/17/2028	250,000	245,923
4.63%, 4/29/2030	250,000	238,975

Fidelity National Financial, Inc.
3.40%, 6/15/2030	250,000	221,232

First American Financial Corp.
4.60%, 11/15/2024	200,000	196,814

Globe Life, Inc.
4.55%, 9/15/2028	100,000	98,252

Investments	Principal Amount	Value

Insurance – (continued)

Hanover Insurance Group, Inc. (The)
2.50%, 9/1/2030	$250,000	$202,016

Hartford Financial Services Group, Inc. (The)
2.80%, 8/19/2029	200,000	176,190

Manulife Financial Corp.
4.15%, 3/4/2026	200,000	197,049
2.48%, 5/19/2027	200,000	186,147
4.06%, 2/24/2032(a)	50,000	47,251

Markel Corp.
3.35%, 9/17/2029	300,000	275,479

Marsh & McLennan Cos., Inc.
3.50%, 3/10/2025	75,000	73,456
4.38%, 3/15/2029	500,000	496,905
2.25%, 11/15/2030	115,000	98,186

Principal Financial Group, Inc.
3.70%, 5/15/2029	300,000	284,741

Progressive Corp. (The)
3.20%, 3/26/2030	100,000	92,241

Prudential Financial, Inc.
5.38%, 5/15/2045(a)	250,000	237,434
5.70%, 9/15/2048(a)	300,000	291,375
3.70%, 10/1/2050(a)	100,000	85,696

Reinsurance Group of America, Inc.
3.90%, 5/15/2029	200,000	188,092

Trinity Acquisition plc
4.40%, 3/15/2026	150,000	147,618

Willis North America, Inc.
3.60%, 5/15/2024	250,000	245,062
2.95%, 9/15/2029	500,000	442,641
		8,685,861

Interactive Media & Services – 0.4%

Alphabet, Inc.
0.80%, 8/15/2027	335,000	295,581

Meta Platforms, Inc.
3.50%, 8/15/2027	350,000	339,641
3.85%, 8/15/2032	150,000	141,597

Weibo Corp.
3.38%, 7/8/2030	250,000	201,168
		977,987

See Accompanying Notes to the Financial Statements.

334	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

IT Services – 0.8%

Genpact Luxembourg Sarl
3.38%, 12/1/2024	$250,000	$243,251

International Business Machines Corp.
4.00%, 7/27/2025	250,000	247,307
3.30%, 5/15/2026	500,000	484,764
4.15%, 7/27/2027	250,000	248,087
3.50%, 5/15/2029	500,000	469,159
1.95%, 5/15/2030	100,000	84,333

VeriSign, Inc.
4.75%, 7/15/2027	100,000	98,349
		1,875,250

Life Sciences Tools & Services – 0.1%

Agilent Technologies, Inc.
2.75%, 9/15/2029	250,000	224,564
2.30%, 3/12/2031	150,000	126,197
		350,761

Machinery – 0.9%

Cummins, Inc.
1.50%, 9/1/2030	150,000	124,182

Dover Corp.
3.15%, 11/15/2025	150,000	144,824

Fortive Corp.
3.15%, 6/15/2026	100,000	95,618

Illinois Tool Works, Inc.
2.65%, 11/15/2026	200,000	191,128

nVent Finance Sarl
4.55%, 4/15/2028	250,000	241,115

Otis Worldwide Corp.
2.06%, 4/5/2025	250,000	236,866
2.29%, 4/5/2027	600,000	551,536
2.57%, 2/15/2030	50,000	44,012

Westinghouse Air Brake Technologies Corp.
4.95%, 9/15/2028(b)	450,000	446,704
		2,075,985

Media – 0.4%

Comcast Corp.
1.50%, 2/15/2031	250,000	202,134

Investments	Principal Amount	Value

Media – (continued)

Fox Corp.
4.71%, 1/25/2029	$500,000	$491,138
3.50%, 4/8/2030	200,000	181,590

Interpublic Group of Cos., Inc. (The)
4.75%, 3/30/2030	200,000	196,370
		1,071,232

Metals & Mining – 1.2%

AngloGold Ashanti Holdings plc
3.38%, 11/1/2028	250,000	225,724

ArcelorMittal SA
6.55%, 11/29/2027	200,000	208,892
4.25%, 7/16/2029	200,000	190,776

BHP Billiton Finance USA Ltd.
4.75%, 2/28/2028	500,000	508,167

Freeport-McMoRan, Inc.
4.13%, 3/1/2028	100,000	94,418
4.63%, 8/1/2030	300,000	285,832

Nucor Corp.
4.30%, 5/23/2027	250,000	248,703

Reliance Steel & Aluminum Co.
1.30%, 8/15/2025	250,000	229,626

Rio Tinto Finance USA Ltd.
7.13%, 7/15/2028	170,000	192,127

Steel Dynamics, Inc.
2.80%, 12/15/2024	100,000	95,893
3.45%, 4/15/2030	250,000	227,724

Vale Overseas Ltd.
3.75%, 7/8/2030	500,000	445,984
		2,953,866

Multi-Utilities – 1.9%

Ameren Corp.
1.75%, 3/15/2028	250,000	218,384

Berkshire Hathaway Energy Co.
4.05%, 4/15/2025	1,100,000	1,088,020
3.70%, 7/15/2030	300,000	287,589

Black Hills Corp.
5.95%, 3/15/2028	250,000	259,096

CMS Energy Corp.
4.75%, 6/1/2050(a)	300,000	262,500

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	335

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Multi-Utilities – (continued)

Dominion Energy, Inc.
5.75%, 10/1/2054(a)	$200,000	$189,500

NiSource, Inc.
3.60%, 5/1/2030	500,000	464,648

Public Service Enterprise Group, Inc.
5.85%, 11/15/2027	200,000	209,595

Sempra Energy
3.40%, 2/1/2028	500,000	471,551
3.70%, 4/1/2029	500,000	471,708
4.12%, 4/1/2052(a)	300,000	242,953

WEC Energy Group, Inc.
2.20%, 12/15/2028	500,000	442,114
		4,607,658

Office REITs – 0.5%

Boston Properties LP
REIT, 3.25%, 1/30/2031	190,000	155,607

Brandywine Operating Partnership LP
REIT, 4.10%, 10/1/2024	50,000	47,030
REIT, 7.55%, 3/15/2028	100,000	89,938

Corporate Office Properties LP
REIT, 2.00%, 1/15/2029	300,000	231,784

Highwoods Realty LP
REIT, 4.13%, 3/15/2028	200,000	177,521
REIT, 4.20%, 4/15/2029	100,000	85,174

Hudson Pacific Properties LP
REIT, 5.95%, 2/15/2028	170,000	132,656

Kilroy Realty LP
REIT, 4.38%, 10/1/2025	100,000	93,855
REIT, 4.25%, 8/15/2029	50,000	42,510
REIT, 3.05%, 2/15/2030	310,000	237,477
		1,293,552

Oil, Gas & Consumable Fuels – 8.7%

Boardwalk Pipelines LP
4.45%, 7/15/2027	250,000	245,358
4.80%, 5/3/2029	200,000	197,894

Canadian Natural Resources Ltd.
3.85%, 6/1/2027	550,000	528,057

Investments	Principal Amount	Value

Oil, Gas & Consumable Fuels – (continued)

Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029	$300,000	$280,748

Cheniere Energy Partners LP
4.50%, 10/1/2029	500,000	470,418
4.00%, 3/1/2031	500,000	447,213

Cheniere Energy, Inc.
4.63%, 10/15/2028	250,000	238,300

Chevron Corp.
1.55%, 5/11/2025	300,000	283,609
2.00%, 5/11/2027	350,000	324,801

Chevron USA, Inc.
0.69%, 8/12/2025	250,000	230,074
3.85%, 1/15/2028	150,000	149,755

Continental Resources, Inc.
4.38%, 1/15/2028	290,000	275,753

Coterra Energy, Inc.
3.90%, 5/15/2027	200,000	192,478

DCP Midstream Operating LP
5.63%, 7/15/2027	250,000	253,570
8.13%, 8/16/2030	250,000	283,353

Devon Energy Corp.
4.50%, 1/15/2030	100,000	95,831

Diamondback Energy, Inc.
3.50%, 12/1/2029	300,000	277,382
3.13%, 3/24/2031	100,000	87,468

Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/2029	200,000	182,011

Enbridge, Inc.
3.13%, 11/15/2029	300,000	272,635
5.70%, 3/8/2033	100,000	103,849
Series 16-A, 6.00%, 1/15/2077(a)	300,000	280,371
5.50%, 7/15/2077(a)	350,000	309,732
6.25%, 3/1/2078(a)	350,000	316,120
Series 20-A, 5.75%, 7/15/2080(a)	200,000	183,083

Energy Transfer LP
4.20%, 4/15/2027	250,000	241,541
5.50%, 6/1/2027	250,000	253,633
4.95%, 5/15/2028	250,000	247,809
5.25%, 4/15/2029	500,000	501,720
4.15%, 9/15/2029	250,000	238,536
3.75%, 5/15/2030	425,000	390,741

See Accompanying Notes to the Financial Statements.

336	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Oil, Gas & Consumable Fuels – (continued)

Enterprise Products Operating LLC
3.75%, 2/15/2025	$300,000	$296,178
3.95%, 2/15/2027	300,000	296,258
4.15%, 10/16/2028	90,000	88,599
3.13%, 7/31/2029	250,000	230,149
2.80%, 1/31/2030	225,000	201,153
5.35%, 1/31/2033	250,000	260,311
Series E, 5.25%, 8/16/2077(a)	200,000	173,200
5.38%, 2/15/2078(a)	350,000	285,263

EOG Resources, Inc.
4.38%, 4/15/2030	200,000	200,593

EQT Corp.
6.13%, 2/1/2025(b)	250,000	250,668
3.90%, 10/1/2027	300,000	283,815
7.00%, 2/1/2030(b)	250,000	263,762

Exxon Mobil Corp.
2.99%, 3/19/2025	550,000	535,624
2.44%, 8/16/2029	250,000	228,942
3.48%, 3/19/2030	500,000	480,031
2.61%, 10/15/2030	100,000	90,362

Hess Corp.
7.88%, 10/1/2029	275,000	312,121

HF Sinclair Corp.
4.50%, 10/1/2030	150,000	136,302

Kinder Morgan, Inc.
7.80%, 8/1/2031	250,000	285,836

Magellan Midstream Partners LP
5.00%, 3/1/2026	200,000	201,976

Marathon Oil Corp.
4.40%, 7/15/2027	150,000	146,476

Marathon Petroleum Corp.
4.70%, 5/1/2025	250,000	248,449
3.80%, 4/1/2028	200,000	191,972

MPLX LP
4.88%, 6/1/2025	450,000	448,412
1.75%, 3/1/2026	250,000	229,966
4.13%, 3/1/2027	250,000	244,073
4.00%, 3/15/2028	100,000	96,615
4.95%, 9/1/2032	100,000	98,161

Investments	Principal Amount	Value

Oil, Gas & Consumable Fuels – (continued)

ONEOK, Inc.
4.35%, 3/15/2029	$250,000	$239,129
3.10%, 3/15/2030	425,000	376,171

Phillips 66 Co.
3.15%, 12/15/2029(c)	275,000	248,079

Pioneer Natural Resources Co.
1.13%, 1/15/2026	450,000	410,491

Plains All American Pipeline LP
3.55%, 12/15/2029	250,000	225,772
3.80%, 9/15/2030	100,000	90,486

Sabine Pass Liquefaction LLC
5.00%, 3/15/2027	250,000	250,023
4.50%, 5/15/2030	500,000	484,153

Targa Resources Partners LP
4.88%, 2/1/2031	50,000	47,121
4.00%, 1/15/2032	200,000	175,754

Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/2028	250,000	272,213

Tosco Corp.
8.13%, 2/15/2030	250,000	298,410

TotalEnergies Capital International SA
2.83%, 1/10/2030	250,000	228,570

Transcanada Trust
5.30%, 3/15/2077(a)	200,000	172,002
5.50%, 9/15/2079(a)	300,000	254,189

Transcontinental Gas Pipe Line Co. LLC
4.00%, 3/15/2028	250,000	241,065
3.25%, 5/15/2030	300,000	273,634

Valero Energy Partners LP
4.50%, 3/15/2028	200,000	197,744

Western Midstream Operating LP
4.65%, 7/1/2026	250,000	243,050
4.30%, 2/1/2030(b)	500,000	456,405

Williams Cos., Inc. (The)
3.90%, 1/15/2025	250,000	245,524
3.75%, 6/15/2027	200,000	193,062
2.60%, 3/15/2031	200,000	169,913
		20,982,070

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	337

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Paper & Forest Products – 0.1%

Suzano Austria GmbH
6.00%, 1/15/2029	$250,000	$248,275

Personal Care Products – 0.4%

Estee Lauder Cos., Inc. (The)
2.38%, 12/1/2029	200,000	178,044

Haleon US Capital LLC
3.38%, 3/24/2027	250,000	238,662

Kenvue, Inc.
5.05%, 3/22/2028(c)	250,000	258,922
5.00%, 3/22/2030(c)	200,000	207,402
		883,030

Pharmaceuticals – 1.2%

Bristol-Myers Squibb Co.
2.95%, 3/15/2032	200,000	180,606

Eli Lilly & Co.
3.38%, 3/15/2029	350,000	336,289

Johnson & Johnson
2.90%, 1/15/2028	410,000	395,073

Merck & Co., Inc.
1.70%, 6/10/2027	150,000	136,946
1.90%, 12/10/2028	400,000	356,835
3.40%, 3/7/2029	300,000	289,806

Novartis Capital Corp.
2.00%, 2/14/2027	250,000	232,256
2.20%, 8/14/2030	200,000	176,853

Pfizer, Inc.
3.45%, 3/15/2029	200,000	193,577
2.63%, 4/1/2030	125,000	113,196

Royalty Pharma plc
1.20%, 9/2/2025	250,000	227,955

Zoetis, Inc.
3.00%, 9/12/2027	95,000	90,382
3.90%, 8/20/2028	250,000	244,909
		2,974,683

Professional Services – 0.6%

Automatic Data Processing, Inc.
1.70%, 5/15/2028	330,000	295,293
1.25%, 9/1/2030	150,000	123,684

Investments	Principal Amount	Value

Professional Services – (continued)

Broadridge Financial Solutions, Inc.
2.90%, 12/1/2029	$250,000	$219,911

Equifax, Inc.
2.60%, 12/1/2024	100,000	96,034
3.10%, 5/15/2030	200,000	175,435

Verisk Analytics, Inc.
4.00%, 6/15/2025	250,000	244,836
4.13%, 3/15/2029	250,000	241,776
		1,396,969

Real Estate Management & Development – 0.1%

CBRE Services, Inc.
4.88%, 3/1/2026	150,000	150,110
2.50%, 4/1/2031	100,000	80,086
		230,196

Residential REITs – 1.2%

American Homes 4 Rent LP
REIT, 4.90%, 2/15/2029	160,000	156,048

AvalonBay Communities, Inc.
REIT, 3.45%, 6/1/2025	150,000	145,584
REIT, 3.50%, 11/15/2025	50,000	48,384
REIT, 2.30%, 3/1/2030	500,000	428,463

ERP Operating LP
REIT, 3.25%, 8/1/2027	45,000	42,451
REIT, 3.00%, 7/1/2029	300,000	273,191

Essex Portfolio LP
REIT, 3.88%, 5/1/2024	200,000	197,174
REIT, 4.00%, 3/1/2029	150,000	142,397
REIT, 3.00%, 1/15/2030	250,000	218,552

Invitation Homes Operating Partnership LP
REIT, 2.30%, 11/15/2028	300,000	255,140

Mid-America Apartments LP
REIT, 3.95%, 3/15/2029	300,000	289,889
REIT, 2.75%, 3/15/2030	150,000	131,418

Spirit Realty LP
REIT, 2.10%, 3/15/2028	250,000	211,142
REIT, 4.00%, 7/15/2029	250,000	226,720
REIT, 3.40%, 1/15/2030	200,000	173,131
		2,939,684

See Accompanying Notes to the Financial Statements.

338	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Retail REITs – 0.7%

Agree LP
REIT, 2.00%, 6/15/2028	$200,000	$170,636

Brixmor Operating Partnership LP
REIT, 4.13%, 6/15/2026	250,000	237,310
REIT, 4.13%, 5/15/2029	250,000	228,973
REIT, 4.05%, 7/1/2030	150,000	135,575

National Retail Properties, Inc.
REIT, 3.90%, 6/15/2024	200,000	196,695
REIT, 3.50%, 10/15/2027	150,000	140,502
REIT, 4.30%, 10/15/2028	90,000	85,186

Realty Income Corp.
REIT, 4.63%, 11/1/2025	200,000	197,852

Regency Centers LP
REIT, 3.70%, 6/15/2030	250,000	229,035

SITE Centers Corp.
REIT, 3.63%, 2/1/2025	129,000	121,893
		1,743,657

Semiconductors & Semiconductor Equipment – 2.1%

Broadcom Corp.
3.88%, 1/15/2027	390,000	378,930
3.50%, 1/15/2028	300,000	281,740

Broadcom, Inc.
3.15%, 11/15/2025	250,000	239,891
3.46%, 9/15/2026	150,000	143,720
4.11%, 9/15/2028	500,000	481,109
4.00%, 4/15/2029(c)	400,000	376,703
4.75%, 4/15/2029	500,000	495,286
4.15%, 11/15/2030	149,000	138,583
2.45%, 2/15/2031(c)	300,000	245,919

Micron Technology, Inc.
4.66%, 2/15/2030	400,000	383,309

NXP BV
3.15%, 5/1/2027	300,000	281,103
4.30%, 6/18/2029	250,000	239,947
3.40%, 5/1/2030	250,000	224,737

Qorvo, Inc.
4.38%, 10/15/2029	200,000	181,914

Texas Instruments, Inc.
1.38%, 3/12/2025	200,000	189,534
2.90%, 11/3/2027	250,000	238,283

Investments	Principal Amount	Value

Semiconductors & Semiconductor Equipment – (continued)

TSMC Arizona Corp.
3.88%, 4/22/2027	$500,000	$492,093
		5,012,801

Software – 1.8%

Adobe, Inc.
2.15%, 2/1/2027	250,000	232,754
2.30%, 2/1/2030	350,000	310,973

Autodesk, Inc.
2.40%, 12/15/2031	200,000	167,740

Microsoft Corp.
2.70%, 2/12/2025	390,000	380,110
3.13%, 11/3/2025	276,000	270,063
3.30%, 2/6/2027	89,000	87,433

Oracle Corp.
2.80%, 4/1/2027	500,000	465,856
2.30%, 3/25/2028	300,000	268,367
2.95%, 4/1/2030	200,000	177,175
2.88%, 3/25/2031	300,000	258,544

Roper Technologies, Inc.
1.40%, 9/15/2027	475,000	416,559
4.20%, 9/15/2028	150,000	149,063
1.75%, 2/15/2031	250,000	199,801

VMware, Inc.
1.40%, 8/15/2026	100,000	89,295
1.80%, 8/15/2028	750,000	638,883
4.70%, 5/15/2030	250,000	240,912
		4,353,528

Specialized REITs – 1.5%

American Tower Corp.
REIT, 2.40%, 3/15/2025	300,000	285,568

Crown Castle, Inc.
REIT, 1.35%, 7/15/2025	200,000	185,078
REIT, 3.80%, 2/15/2028	200,000	191,548
REIT, 3.10%, 11/15/2029	200,000	179,733
REIT, 2.10%, 4/1/2031	300,000	244,989

CubeSmart LP
REIT, 4.00%, 11/15/2025	100,000	97,701
REIT, 3.00%, 2/15/2030	200,000	174,482

EPR Properties
REIT, 4.50%, 6/1/2027	300,000	267,050
REIT, 4.95%, 4/15/2028	350,000	312,314

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	339

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Specialized REITs – (continued)

Equinix, Inc.
REIT, 1.45%, 5/15/2026	$160,000	$144,542
REIT, 3.20%, 11/18/2029	250,000	224,544

Life Storage LP
REIT, 2.20%, 10/15/2030	150,000	123,082

LifeStorage LP
REIT, 3.50%, 7/1/2026	200,000	191,186

Public Storage
REIT, 3.09%, 9/15/2027	200,000	189,712
REIT, 1.85%, 5/1/2028	300,000	266,635
REIT, 1.95%, 11/9/2028	150,000	131,741

Weyerhaeuser Co.
REIT, 4.00%, 4/15/2030	500,000	472,621
		3,682,526

Specialty Retail – 1.8%

Advance Auto Parts, Inc.
1.75%, 10/1/2027	310,000	269,972

AutoNation, Inc.
1.95%, 8/1/2028	220,000	183,116
4.75%, 6/1/2030	200,000	188,028

AutoZone, Inc.
3.25%, 4/15/2025	240,000	232,586
3.13%, 4/21/2026	25,000	23,955
3.75%, 6/1/2027	200,000	194,074
4.00%, 4/15/2030	250,000	238,070

Best Buy Co., Inc.
4.45%, 10/1/2028	150,000	149,191

Home Depot, Inc. (The)
2.80%, 9/14/2027	400,000	379,917
3.25%, 4/15/2032	325,000	299,958

Lowe’s Cos., Inc.
3.65%, 4/5/2029	250,000	238,437
4.50%, 4/15/2030	500,000	494,875
3.75%, 4/1/2032	350,000	324,728

O’Reilly Automotive, Inc.
3.55%, 3/15/2026	250,000	244,226
3.60%, 9/1/2027	150,000	145,458
4.35%, 6/1/2028	550,000	547,045

TJX Cos., Inc. (The)
3.88%, 4/15/2030	150,000	146,185
		4,299,821

Investments	Principal Amount	Value

Technology Hardware, Storage & Peripherals – 2.3%

Apple, Inc.
3.45%, 5/6/2024	$500,000	$492,915
2.85%, 5/11/2024	250,000	245,478
1.13%, 5/11/2025	450,000	423,170
3.20%, 5/13/2025	250,000	245,314
3.25%, 2/23/2026	468,000	458,077
2.45%, 8/4/2026	200,000	190,833
2.05%, 9/11/2026	200,000	187,673
3.35%, 2/9/2027	230,000	224,753
3.20%, 5/11/2027	365,000	356,124
2.90%, 9/12/2027	200,000	192,141
3.00%, 11/13/2027	240,000	231,516
1.20%, 2/8/2028	450,000	397,921
1.40%, 8/5/2028	440,000	387,066
3.25%, 8/8/2029	200,000	191,747
2.20%, 9/11/2029	200,000	179,942
1.65%, 2/8/2031	250,000	211,189

HP, Inc.
3.00%, 6/17/2027	350,000	326,199
4.00%, 4/15/2029	200,000	189,888
3.40%, 6/17/2030	250,000	221,558

NetApp, Inc.
1.88%, 6/22/2025	150,000	140,613
		5,494,117

Textiles, Apparel & Luxury Goods – 0.0%(d)

Tapestry, Inc.
4.13%, 7/15/2027	8,000	7,721

Tobacco – 1.9%

Altria Group, Inc.
2.35%, 5/6/2025	210,000	200,156
4.40%, 2/14/2026	100,000	99,268
2.63%, 9/16/2026	150,000	140,461
4.80%, 2/14/2029	400,000	397,191
3.40%, 5/6/2030	300,000	267,439

BAT Capital Corp.
4.70%, 4/2/2027	500,000	493,819
3.56%, 8/15/2027	290,000	271,394
4.91%, 4/2/2030	250,000	241,342
2.73%, 3/25/2031	225,000	182,364

Philip Morris International, Inc.
1.50%, 5/1/2025	223,000	209,789
2.75%, 2/25/2026	250,000	238,542
0.88%, 5/1/2026	150,000	135,233

See Accompanying Notes to the Financial Statements.

340	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Tobacco – (continued)
5.13%, 11/17/2027	$300,000	$307,199
4.88%, 2/15/2028	300,000	302,642
3.38%, 8/15/2029	300,000	278,322
5.63%, 11/17/2029	400,000	417,797
5.13%, 2/15/2030	400,000	404,165
		4,587,123

Trading Companies & Distributors – 0.1%

Aircastle Ltd.
4.25%, 6/15/2026	250,000	237,617

Wireless Telecommunication Services – 0.3%

America Movil SAB de CV
2.88%, 5/7/2030	250,000	223,170

T-Mobile USA, Inc.
3.88%, 4/15/2030	150,000	141,233
5.20%, 1/15/2033	250,000	254,549
		618,952
Total Corporate Bonds (Cost $250,183,522)		238,227,157

Total Investments – 98.2% (Cost $250,183,522)		238,227,157

Other assets less liabilities – 1.8%		4,296,723
NET ASSETS – 100.0%		$242,523,880

(a)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

(b)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of April 30, 2023.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

Abbreviations

REIT – Real Estate Investment Trust

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$869,364
Aggregate gross unrealized depreciation	(13,024,512)
Net unrealized depreciation	$(12,155,148)
Federal income tax cost	$250,382,305

Security Type	% of Net Assets
Corporate Bonds	98.2%
Others(1)	1.8
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	341

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

April 30, 2023 (Unaudited)

Investments	Principal Amount	Value

CORPORATE BONDS – 98.0%

Aerospace & Defense – 1.8%

Boeing Co. (The)
5.81%, 5/1/2050	$80,000	$79,571

L3Harris Technologies, Inc.
5.05%, 4/27/2045	50,000	47,470

Lockheed Martin Corp.
4.09%, 9/15/2052	125,000	112,623
4.15%, 6/15/2053	150,000	135,612
5.90%, 11/15/2063	140,000	163,423

Northrop Grumman Corp.
4.95%, 3/15/2053	100,000	98,827
		637,526

Air Freight & Logistics – 0.4%

FedEx Corp.
5.25%, 5/15/2050	50,000	48,825

United Parcel Service, Inc.
5.05%, 3/3/2053	100,000	103,034
		151,859

Automobile Components – 0.3%

Aptiv plc
4.15%, 5/1/2052	50,000	38,708

Lear Corp.
5.25%, 5/15/2049	75,000	66,122
		104,830

Automobiles – 0.1%

General Motors Co.
5.95%, 4/1/2049	50,000	46,309

Banks – 7.0%

Bank of America Corp.
6.11%, 1/29/2037	150,000	160,793
7.75%, 5/14/2038	100,000	121,329
3.31%, 4/22/2042(a)	25,000	19,249
4.08%, 3/20/2051(a)	50,000	41,938

Citigroup, Inc.
6.13%, 8/25/2036	100,000	103,443
2.90%, 11/3/2042(a)	25,000	18,024
6.68%, 9/13/2043	75,000	83,846
5.30%, 5/6/2044	100,000	95,059

Investments	Principal Amount	Value

Banks – (continued)
4.75%, 5/18/2046	$135,000	$118,240
4.28%, 4/24/2048(a)	25,000	21,707

Cooperatieve Rabobank UA
5.25%, 5/24/2041	100,000	106,705

Fifth Third Bancorp
8.25%, 3/1/2038	75,000	86,534

HSBC Holdings plc
6.50%, 5/2/2036	100,000	102,852
6.10%, 1/14/2042	50,000	53,599

JPMorgan Chase & Co.
6.40%, 5/15/2038	35,000	39,593
4.95%, 6/1/2045	230,000	219,298

Lloyds Banking Group plc
4.34%, 1/9/2048	200,000	154,105

Regions Financial Corp.
7.38%, 12/10/2037	50,000	53,701

Wells Fargo & Co.
5.95%, 12/15/2036	25,000	25,463
3.07%, 4/30/2041(a)	250,000	187,532
5.38%, 11/2/2043	265,000	253,901
5.61%, 1/15/2044	100,000	98,325
4.90%, 11/17/2045	150,000	134,991
4.75%, 12/7/2046	5,000	4,372
5.01%, 4/4/2051(a)	10,000	9,463

Westpac Banking Corp.
3.13%, 11/18/2041	250,000	173,799
		2,487,861

Beverages – 1.3%

Anheuser-Busch InBev Worldwide, Inc.
5.80%, 1/23/2059	50,000	56,000

Brown-Forman Corp.
4.00%, 4/15/2038	50,000	45,910

Constellation Brands, Inc.
5.25%, 11/15/2048	50,000	48,580
3.75%, 5/1/2050	50,000	39,612

Keurig Dr Pepper, Inc.
4.50%, 11/15/2045	100,000	89,872
3.80%, 5/1/2050	100,000	79,573
4.50%, 4/15/2052	100,000	89,299
		448,846

See Accompanying Notes to the Financial Statements.

342	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Biotechnology – 4.6%

AbbVie, Inc.
4.55%, 3/15/2035	$350,000	$342,827
4.85%, 6/15/2044	200,000	190,438
4.88%, 11/14/2048	200,000	191,947

Amgen, Inc.
5.15%, 11/15/2041	228,000	222,016
4.40%, 5/1/2045	200,000	176,491
4.56%, 6/15/2048	100,000	90,765
4.66%, 6/15/2051	250,000	227,395

Biogen, Inc.
3.25%, 2/15/2051	50,000	35,506

Gilead Sciences, Inc.
4.15%, 3/1/2047	50,000	44,340
2.80%, 10/1/2050	45,000	30,843

Regeneron Pharmaceuticals, Inc.
2.80%, 9/15/2050	100,000	66,011
		1,618,579

Broadline Retail – 0.5%

Alibaba Group Holding Ltd.
4.20%, 12/6/2047	25,000	19,952
4.40%, 12/6/2057	200,000	160,147
		180,099

Building Products – 1.0%

Carrier Global Corp.
3.58%, 4/5/2050	50,000	37,347

Johnson Controls International plc
4.50%, 2/15/2047	50,000	44,076

Masco Corp.
4.50%, 5/15/2047	50,000	41,404

Owens Corning
4.30%, 7/15/2047	50,000	41,164
4.40%, 1/30/2048	50,000	41,689

Trane Technologies Luxembourg Finance SA
4.50%, 3/21/2049	150,000	134,871
		340,551

Capital Markets – 1.5%

CI Financial Corp.
4.10%, 6/15/2051	100,000	58,211

Investments	Principal Amount	Value

Capital Markets – (continued)

Goldman Sachs Group, Inc. (The)
4.02%, 10/31/2038(a)	$65,000	$56,137
2.91%, 7/21/2042(a)	65,000	46,682
4.75%, 10/21/2045	85,000	78,832

Moody’s Corp.
3.10%, 11/29/2061	50,000	33,297

Morgan Stanley
6.38%, 7/24/2042	75,000	84,904
4.30%, 1/27/2045	60,000	53,882

Nasdaq, Inc.
3.25%, 4/28/2050	100,000	69,548

S&P Global, Inc.
2.30%, 8/15/2060	100,000	58,725
		540,218

Chemicals – 2.5%

Albemarle Corp.
5.45%, 12/1/2044	50,000	46,978

CF Industries, Inc.
5.15%, 3/15/2034	40,000	38,890
5.38%, 3/15/2044	150,000	137,974

Dow Chemical Co. (The)
9.40%, 5/15/2039	58,000	78,517
5.55%, 11/30/2048	50,000	49,592

FMC Corp.
4.50%, 10/1/2049	50,000	41,358

LYB International Finance BV
5.25%, 7/15/2043	50,000	45,803
4.88%, 3/15/2044	100,000	88,790

LYB International Finance III LLC
4.20%, 10/15/2049	50,000	38,699
4.20%, 5/1/2050	120,000	93,048
3.63%, 4/1/2051	100,000	70,922

LyondellBasell Industries NV
4.63%, 2/26/2055	100,000	81,603

Mosaic Co. (The)
5.63%, 11/15/2043	50,000	48,477

RPM International, Inc.
4.25%, 1/15/2048	50,000	38,786
		899,437

Communications Equipment – 1.2%

Cisco Systems, Inc.
5.90%, 2/15/2039	200,000	226,094
5.50%, 1/15/2040	100,000	108,643

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	343

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Communications Equipment – (continued)

Juniper Networks, Inc.
5.95%, 3/15/2041	$50,000	$50,609

Motorola Solutions, Inc.
5.50%, 9/1/2044	50,000	48,343
		433,689

Construction & Engineering – 0.2%

Quanta Services, Inc.
3.05%, 10/1/2041	60,000	42,218

Valmont Industries, Inc.
5.00%, 10/1/2044	50,000	45,021
		87,239

Consumer Staples Distribution & Retail – 0.3%

Dollar General Corp.
5.50%, 11/1/2052	50,000	50,748

Sysco Corp.
6.60%, 4/1/2050	50,000	57,299
		108,047

Containers & Packaging – 0.3%

International Paper Co.
6.00%, 11/15/2041	50,000	52,416

Packaging Corp. of America
3.05%, 10/1/2051	100,000	67,529
		119,945

Diversified REITs – 0.3%

Simon Property Group LP
REIT, 5.85%, 3/8/2053	50,000	50,756

VICI Properties LP
REIT, 5.63%, 5/15/2052	50,000	45,237
		95,993

Diversified Telecommunication Services – 4.2%

AT&T, Inc.
3.55%, 9/15/2055	100,000	70,970
3.80%, 12/1/2057	557,000	409,147
3.65%, 9/15/2059	155,000	109,673

Bell Canada (The)
4.46%, 4/1/2048	100,000	88,520
4.30%, 7/29/2049	25,000	21,602
3.65%, 8/15/2052	100,000	78,170

Investments	Principal Amount	Value

Diversified Telecommunication Services – (continued)

Telefonica Emisiones SA
5.21%, 3/8/2047	$150,000	$130,293
5.52%, 3/1/2049	150,000	135,279

TELUS Corp.
4.30%, 6/15/2049	50,000	41,841

Verizon Communications, Inc.
2.88%, 11/20/2050	100,000	66,333
3.55%, 3/22/2051	100,000	75,854
3.88%, 3/1/2052	100,000	80,245
2.99%, 10/30/2056	100,000	64,658
3.70%, 3/22/2061	150,000	111,421
		1,484,006

Electric Utilities – 3.4%

AEP Texas, Inc.
5.25%, 5/15/2052	35,000	34,458

Arizona Public Service Co.
3.35%, 5/15/2050	50,000	35,285

Cleco Corporate Holdings LLC
4.97%, 5/1/2046(b)	50,000	43,973

Duke Energy Corp.
4.80%, 12/15/2045	125,000	115,949
3.75%, 9/1/2046	50,000	39,266
3.95%, 8/15/2047	100,000	79,561

Emera US Finance LP
4.75%, 6/15/2046	50,000	41,549

Georgia Power Co.
Series B, 3.70%, 1/30/2050	16,000	12,530
5.13%, 5/15/2052	25,000	24,744

ITC Holdings Corp.
5.30%, 7/1/2043	50,000	48,191

Kentucky Utilities Co.
3.30%, 6/1/2050	100,000	72,618

MidAmerican Energy Co.
4.25%, 7/15/2049	100,000	90,082

Oklahoma Gas and Electric Co.
3.85%, 8/15/2047	100,000	79,666

Pacific Gas and Electric Co.
4.50%, 7/1/2040	50,000	40,631
4.95%, 7/1/2050	50,000	40,682
6.75%, 1/15/2053	50,000	51,184
6.70%, 4/1/2053	50,000	50,962

PacifiCorp
6.25%, 10/15/2037	100,000	112,975

See Accompanying Notes to the Financial Statements.

344	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Electric Utilities – (continued)

Tucson Electric Power Co.
4.00%, 6/15/2050	$100,000	$81,166

Union Electric Co.
3.90%, 4/1/2052	50,000	42,086

Wisconsin Power and Light Co.
3.65%, 4/1/2050	70,000	54,492
		1,192,050

Electrical Equipment – 0.3%

Eaton Corp.
4.70%, 8/23/2052	80,000	77,021

Rockwell Automation, Inc.
2.80%, 8/15/2061	25,000	16,501
		93,522

Electronic Equipment, Instruments & Components – 0.5%

Corning, Inc.
4.38%, 11/15/2057	25,000	21,169
5.45%, 11/15/2079	100,000	93,834

Tyco Electronics Group SA
7.13%, 10/1/2037	50,000	59,279
		174,282

Energy Equipment & Services – 0.2%

Halliburton Co.
4.75%, 8/1/2043	50,000	44,590

NOV, Inc.
3.95%, 12/1/2042	50,000	37,241
		81,831

Entertainment – 0.3%

Activision Blizzard, Inc.
2.50%, 9/15/2050	100,000	65,287

Electronic Arts, Inc.
2.95%, 2/15/2051	50,000	34,138
		99,425

Financial Services – 1.2%

Corebridge Financial, Inc.
4.40%, 4/5/2052(c)	50,000	39,135

Fidelity National Information Services, Inc.
5.63%, 7/15/2052	50,000	48,026

Investments	Principal Amount	Value

Financial Services – (continued)

Fiserv, Inc.
4.40%, 7/1/2049	$30,000	$25,533

Global Payments, Inc.
4.15%, 8/15/2049	100,000	74,863
5.95%, 8/15/2052	50,000	48,531

PayPal Holdings, Inc.
5.05%, 6/1/2052	50,000	48,043

Shell International Finance BV
6.38%, 12/15/2038	50,000	58,219

Voya Financial, Inc.
4.80%, 6/15/2046	25,000	21,185

Western Union Co. (The)
6.20%, 6/21/2040	50,000	49,840
		413,375

Food Products – 1.1%

Campbell Soup Co.
3.13%, 4/24/2050	100,000	71,120

Conagra Brands, Inc.
5.40%, 11/1/2048	50,000	48,686

General Mills, Inc.
5.40%, 6/15/2040	50,000	51,293

J M Smucker Co. (The)
2.75%, 9/15/2041	50,000	36,164

Kraft Heinz Foods Co.
5.50%, 6/1/2050	130,000	131,273

Tyson Foods, Inc.
5.10%, 9/28/2048	50,000	47,395
		385,931

Gas Utilities – 0.6%

Atmos Energy Corp.
4.13%, 10/15/2044	75,000	65,603

Piedmont Natural Gas Co., Inc.
3.64%, 11/1/2046	20,000	14,883

Southern California Gas Co.
6.35%, 11/15/2052	100,000	116,511
		196,997

Ground Transportation – 2.2%

Burlington Northern Santa Fe LLC
2.88%, 6/15/2052	50,000	35,123
4.45%, 1/15/2053	50,000	47,026

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	345

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Ground Transportation – (continued)

Canadian National Railway Co.
4.40%, 8/5/2052	$100,000	$94,574

Canadian Pacific Railway Co.
6.13%, 9/15/2115	50,000	53,205

CSX Corp.
4.50%, 11/15/2052	100,000	92,007
4.50%, 8/1/2054	50,000	45,040

Norfolk Southern Corp.
4.05%, 8/15/2052	50,000	41,941
4.55%, 6/1/2053	100,000	90,670
3.16%, 5/15/2055	50,000	34,231
5.10%, 8/1/2118	50,000	43,804
4.10%, 5/15/2121	25,000	17,912

Union Pacific Corp.
3.84%, 3/20/2060	130,000	105,763
3.75%, 2/5/2070	100,000	77,257
		778,553

Health Care Equipment & Supplies – 0.6%

GE HealthCare Technologies, Inc.
6.38%, 11/22/2052(c)	100,000	112,308

Zimmer Biomet Holdings, Inc.
4.25%, 8/15/2035	100,000	87,819
		200,127

Health Care Providers & Services – 3.4%

AmerisourceBergen Corp.
4.30%, 12/15/2047	75,000	64,661

Cardinal Health, Inc.
4.37%, 6/15/2047	150,000	125,626

CVS Health Corp.
5.13%, 7/20/2045	240,000	227,062
5.05%, 3/25/2048	210,000	196,040

Elevance Health, Inc.
4.55%, 5/15/2052	100,000	90,738

HCA, Inc.
4.63%, 3/15/2052(c)	100,000	82,947

Humana, Inc.
8.15%, 6/15/2038	25,000	31,236
3.95%, 8/15/2049	30,000	24,698

Laboratory Corp. of America Holdings
4.70%, 2/1/2045	50,000	45,396

Investments	Principal Amount	Value

Health Care Providers & Services – (continued)

UnitedHealth Group, Inc.
4.75%, 5/15/2052	$30,000	$29,160
3.88%, 8/15/2059	100,000	81,064
3.13%, 5/15/2060	125,000	88,939
4.95%, 5/15/2062	100,000	98,339
		1,185,906

Hotels, Restaurants & Leisure – 1.5%

McDonald’s Corp.
4.88%, 12/9/2045	125,000	120,976
4.45%, 3/1/2047	100,000	91,442
4.45%, 9/1/2048	100,000	91,490
3.63%, 9/1/2049	100,000	79,340
4.20%, 4/1/2050	100,000	87,372
5.15%, 9/9/2052	65,000	66,024
		536,644

Household Durables – 0.3%

MDC Holdings, Inc.
3.97%, 8/6/2061	100,000	60,744

PulteGroup, Inc.
6.38%, 5/15/2033	50,000	53,317
		114,061

Insurance – 5.2%

Aflac, Inc.
6.45%, 8/15/2040	50,000	53,370

Alleghany Corp.
4.90%, 9/15/2044	50,000	47,852

American Financial Group, Inc.
4.50%, 6/15/2047	60,000	50,258

Aon Corp.
3.90%, 2/28/2052	100,000	80,519

Aon Global Ltd.
4.60%, 6/14/2044	55,000	49,133
4.75%, 5/15/2045	100,000	91,441

Arch Capital Group Ltd.
7.35%, 5/1/2034	150,000	175,191
3.64%, 6/30/2050	25,000	18,940

Arthur J Gallagher & Co.
3.50%, 5/20/2051	50,000	36,592
3.05%, 3/9/2052	65,000	42,599

Athene Holding Ltd.
3.95%, 5/25/2051	50,000	33,819
3.45%, 5/15/2052	10,000	6,071

See Accompanying Notes to the Financial Statements.

346	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Insurance – (continued)

Berkshire Hathaway Finance Corp.
3.85%, 3/15/2052	$100,000	$85,249

Brown & Brown, Inc.
4.95%, 3/17/2052	50,000	43,105

Chubb INA Holdings, Inc.
3.05%, 12/15/2061	50,000	34,468

Everest Reinsurance Holdings, Inc.
3.50%, 10/15/2050	50,000	36,130
3.13%, 10/15/2052	50,000	33,517

Fidelity National Financial, Inc.
3.20%, 9/17/2051	45,000	27,723

Hartford Financial Services Group, Inc. (The)
2.90%, 9/15/2051	165,000	109,090

Markel Corp.
4.15%, 9/17/2050	125,000	100,068

Marsh & McLennan Cos., Inc.
4.75%, 3/15/2039	100,000	94,735
4.90%, 3/15/2049	80,000	77,185

MetLife, Inc.
6.40%, 12/15/2036	50,000	50,150
10.75%, 8/1/2039	100,000	129,943

Old Republic International Corp.
3.85%, 6/11/2051	50,000	36,594

Principal Financial Group, Inc.
5.50%, 3/15/2053	50,000	48,529

Selective Insurance Group, Inc.
5.38%, 3/1/2049	25,000	23,731

Travelers Cos., Inc. (The)
6.25%, 6/15/2037	50,000	56,661

Trinity Acquisition plc
6.13%, 8/15/2043	25,000	24,028

Unum Group
4.13%, 6/15/2051	95,000	68,954

Willis North America, Inc.
5.05%, 9/15/2048	75,000	64,789
		1,830,434

Interactive Media & Services – 0.8%

Alphabet, Inc.
2.25%, 8/15/2060	75,000	46,539

Investments	Principal Amount	Value

Interactive Media & Services – (continued)

Meta Platforms, Inc.
4.45%, 8/15/2052	$110,000	$96,943
4.65%, 8/15/2062	165,000	146,147
		289,629

IT Services – 1.9%

International Business Machines Corp.
4.15%, 5/15/2039	100,000	88,738
4.25%, 5/15/2049	300,000	259,059
3.43%, 2/9/2052	100,000	73,357
4.90%, 7/27/2052	273,000	254,789
		675,943

Leisure Products – 0.1%

Hasbro, Inc.
6.35%, 3/15/2040	25,000	25,308

Machinery – 0.6%

Dover Corp.
5.38%, 3/1/2041	50,000	50,789

Fortive Corp.
4.30%, 6/15/2046	50,000	40,517

Otis Worldwide Corp.
3.11%, 2/15/2040	50,000	39,240
3.36%, 2/15/2050	100,000	74,508
		205,054

Media – 3.7%

Charter Communications Operating LLC
6.48%, 10/23/2045	250,000	231,635
5.38%, 5/1/2047	150,000	122,769
5.75%, 4/1/2048	199,000	169,139
4.80%, 3/1/2050	100,000	75,729
3.70%, 4/1/2051	100,000	63,421

Comcast Corp.
2.94%, 11/1/2056	120,000	79,777
2.99%, 11/1/2063	100,000	64,750

Fox Corp.
5.48%, 1/25/2039	100,000	94,771
5.58%, 1/25/2049	150,000	139,328

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	347

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Media – (continued)

Interpublic Group of Cos., Inc. (The)
5.40%, 10/1/2048	$50,000	$47,827

Time Warner Cable LLC
7.30%, 7/1/2038	50,000	51,815
6.75%, 6/15/2039	100,000	97,225
5.88%, 11/15/2040	75,000	66,716
		1,304,902

Metals & Mining – 1.8%

ArcelorMittal SA
6.75%, 3/1/2041(b)	100,000	101,198

Freeport-McMoRan, Inc.
5.45%, 3/15/2043	50,000	46,933

Nucor Corp.
3.85%, 4/1/2052	50,000	40,859

Rio Tinto Finance USA Ltd.
2.75%, 11/2/2051	20,000	13,997

Rio Tinto Finance USA plc
5.13%, 3/9/2053	100,000	103,034

Vale Overseas Ltd.
6.88%, 11/21/2036	300,000	313,918
		619,939

Multi-Utilities – 2.9%

Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	200,000	224,135
4.45%, 1/15/2049	100,000	90,739
4.25%, 10/15/2050	150,000	130,916
2.85%, 5/15/2051	50,000	34,534

Black Hills Corp.
4.20%, 9/15/2046	25,000	20,035

Consolidated Edison Co. of New York, Inc.
6.15%, 11/15/2052	100,000	112,625
4.50%, 5/15/2058	50,000	43,712

NiSource, Inc.
5.00%, 6/15/2052	50,000	47,403

San Diego Gas & Electric Co.
4.30%, 4/1/2042	50,000	43,179
5.35%, 4/1/2053	50,000	51,806

Investments	Principal Amount	Value

Multi-Utilities – (continued)

Sempra Energy
6.00%, 10/15/2039	$50,000	$52,788
4.00%, 2/1/2048	100,000	81,451

Southern Co. Gas Capital Corp.
4.40%, 5/30/2047	100,000	85,099
		1,018,422

Office REITs – 0.1%

Alexandria Real Estate Equities, Inc.
REIT, 4.75%, 4/15/2035	50,000	47,595

Oil, Gas & Consumable Fuels – 17.7%

Canadian Natural Resources Ltd.
6.50%, 2/15/2037	100,000	105,290
6.25%, 3/15/2038	100,000	106,637
6.75%, 2/1/2039	75,000	80,467

Cenovus Energy, Inc.
6.80%, 9/15/2037	50,000	53,819
6.75%, 11/15/2039	45,000	48,863
5.40%, 6/15/2047	100,000	93,172
3.75%, 2/15/2052	50,000	36,324

ConocoPhillips Co.
4.03%, 3/15/2062	50,000	42,512

Continental Resources, Inc.
4.90%, 6/1/2044	50,000	38,927

Devon Energy Corp.
5.60%, 7/15/2041	150,000	146,208
5.00%, 6/15/2045	70,000	62,676

Diamondback Energy, Inc.
4.25%, 3/15/2052	85,000	67,091
6.25%, 3/15/2053	100,000	104,509

Eastern Gas Transmission & Storage, Inc.
4.60%, 12/15/2044	50,000	43,492

Enbridge Energy Partners LP
7.38%, 10/15/2045	35,000	41,549

Enbridge, Inc.
5.50%, 12/1/2046	25,000	24,336
4.00%, 11/15/2049	50,000	38,989
3.40%, 8/1/2051	10,000	7,062

Energy Transfer LP
5.80%, 6/15/2038	50,000	49,502
6.50%, 2/1/2042	200,000	207,970
5.00%, 5/15/2044(b)	50,000	43,237

See Accompanying Notes to the Financial Statements.

348	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Oil, Gas & Consumable Fuels – (continued)
6.13%, 12/15/2045	$100,000	$97,696
5.40%, 10/1/2047	50,000	44,523
6.25%, 4/15/2049	100,000	99,201
5.00%, 5/15/2050	160,000	135,813

Enterprise Products Operating LLC
5.95%, 2/1/2041	180,000	190,899
4.45%, 2/15/2043	100,000	89,061
4.85%, 3/15/2044	230,000	214,583
4.25%, 2/15/2048	85,000	72,361
3.70%, 1/31/2051	85,000	65,321
3.95%, 1/31/2060	100,000	77,945

Exxon Mobil Corp.
3.45%, 4/15/2051	100,000	80,117

Hess Corp.
6.00%, 1/15/2040	50,000	50,889
5.80%, 4/1/2047	100,000	99,002

Kinder Morgan Energy Partners LP
6.95%, 1/15/2038	100,000	113,074
6.50%, 9/1/2039	50,000	53,029
6.38%, 3/1/2041	100,000	103,343
5.50%, 3/1/2044	150,000	140,421

Kinder Morgan, Inc.
5.55%, 6/1/2045	125,000	117,890
5.05%, 2/15/2046	50,000	43,941
5.20%, 3/1/2048	100,000	89,283
5.45%, 8/1/2052	50,000	46,138

Magellan Midstream Partners LP
5.15%, 10/15/2043	15,000	13,571
4.20%, 10/3/2047	145,000	115,987
4.85%, 2/1/2049	100,000	87,313
3.95%, 3/1/2050	40,000	30,827

Marathon Oil Corp.
5.20%, 6/1/2045	100,000	86,549

Marathon Petroleum Corp.
6.50%, 3/1/2041	100,000	105,639
4.50%, 4/1/2048	155,000	126,117

MPLX LP
4.70%, 4/15/2048	200,000	167,160
5.50%, 2/15/2049	100,000	92,536
4.95%, 3/14/2052	200,000	173,129
4.90%, 4/15/2058	150,000	124,082

ONEOK Partners LP
6.85%, 10/15/2037	100,000	107,117
6.13%, 2/1/2041	40,000	39,872

Investments	Principal Amount	Value

Oil, Gas & Consumable Fuels – (continued)

ONEOK, Inc.
4.95%, 7/13/2047	$100,000	$84,944

Ovintiv, Inc.
6.50%, 2/1/2038	50,000	50,001

Plains All American Pipeline LP
5.15%, 6/1/2042	100,000	84,548

Spectra Energy Partners LP
5.95%, 9/25/2043	100,000	101,084
4.50%, 3/15/2045	100,000	85,113

Suncor Energy, Inc.
6.50%, 6/15/2038	100,000	107,724
6.85%, 6/1/2039	50,000	54,649
3.75%, 3/4/2051	50,000	38,046

Targa Resources Corp.
6.25%, 7/1/2052	100,000	98,929

TransCanada PipeLines Ltd.
5.10%, 3/15/2049	50,000	47,063

Transcontinental Gas Pipe Line Co. LLC
4.60%, 3/15/2048	50,000	44,069

Valero Energy Corp.
3.65%, 12/1/2051	100,000	71,273
4.00%, 6/1/2052	100,000	76,842

Western Midstream Operating LP
5.30%, 3/1/2048	50,000	42,195
5.50%, 2/1/2050(b) (d)	100,000	84,837

Williams Cos., Inc. (The)
6.30%, 4/15/2040	80,000	84,403
5.10%, 9/15/2045	200,000	182,852
4.85%, 3/1/2048	35,000	31,088
3.50%, 10/15/2051	100,000	71,281
5.30%, 8/15/2052	100,000	94,212
		6,272,214

Personal Care Products – 0.4%

Kenvue, Inc.
5.10%, 3/22/2043(c)	100,000	103,632
5.20%, 3/22/2063(c)	50,000	51,994
		155,626

Pharmaceuticals – 1.7%

Bristol-Myers Squibb Co.
3.90%, 3/15/2062	100,000	82,932

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	349

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Pharmaceuticals – (continued)

Eli Lilly & Co.
4.15%, 3/15/2059	$50,000	$45,654
2.50%, 9/15/2060	40,000	26,096
4.95%, 2/27/2063	50,000	52,194

Merck & Co., Inc.
2.75%, 12/10/2051	75,000	53,147
2.90%, 12/10/2061	75,000	51,126

Pfizer, Inc.
5.60%, 9/15/2040	100,000	108,907

Royalty Pharma plc
3.55%, 9/2/2050	50,000	34,357
3.35%, 9/2/2051	50,000	32,886

Viatris, Inc.
3.85%, 6/22/2040	50,000	34,529

Zoetis, Inc.
4.70%, 2/1/2043	50,000	46,968
4.45%, 8/20/2048	50,000	45,155
		613,951

Professional Services – 0.2%

Equifax, Inc.
7.00%, 7/1/2037	25,000	27,406

Verisk Analytics, Inc.
3.63%, 5/15/2050	50,000	36,786
		64,192

Residential REITs – 0.1%

American Homes 4 Rent LP
REIT, 4.30%, 4/15/2052	50,000	38,838

Retail REITs – 0.4%

National Retail Properties, Inc.
REIT, 3.50%, 4/15/2051	150,000	103,383

Regency Centers LP
REIT, 4.40%, 2/1/2047	60,000	49,694
		153,077

Semiconductors & Semiconductor Equipment – 3.0%

Analog Devices, Inc.
2.95%, 10/1/2051	50,000	36,319

Broadcom, Inc.
3.47%, 4/15/2034(c)	150,000	123,925
3.14%, 11/15/2035(c)	200,000	154,832

Investments	Principal Amount	Value

Semiconductors & Semiconductor Equipment – (continued)
3.19%, 11/15/2036(c)	$110,000	$83,710
3.50%, 2/15/2041(c)	275,000	206,296
3.75%, 2/15/2051(c)	150,000	110,481

KLA Corp.
5.25%, 7/15/2062	100,000	101,666

Micron Technology, Inc.
3.37%, 11/1/2041	50,000	35,370

NXP BV
3.25%, 11/30/2051	100,000	66,687

QUALCOMM, Inc.
6.00%, 5/20/2053	50,000	56,855

Texas Instruments, Inc.
4.15%, 5/15/2048	35,000	32,317
5.00%, 3/14/2053	50,000	51,766
		1,060,224

Software – 2.8%

Microsoft Corp.
2.92%, 3/17/2052	100,000	76,632
3.04%, 3/17/2062	269,000	202,661

Oracle Corp.
6.13%, 7/8/2039	105,000	110,780
3.65%, 3/25/2041	140,000	108,573
4.13%, 5/15/2045	225,000	177,287
3.60%, 4/1/2050	200,000	142,202
4.38%, 5/15/2055	115,000	91,810
3.85%, 4/1/2060	125,000	87,693
		997,638

Specialized REITs – 0.1%

Weyerhaeuser Co.
REIT, 4.00%, 3/9/2052	50,000	41,019

Specialty Retail – 2.4%

Dick’s Sporting Goods, Inc.
4.10%, 1/15/2052	100,000	70,127

Home Depot, Inc. (The)
4.95%, 9/15/2052	150,000	151,022

Lowe’s Cos., Inc.
4.55%, 4/5/2049	150,000	129,381
5.13%, 4/15/2050	100,000	95,775
3.00%, 10/15/2050	100,000	66,828
4.25%, 4/1/2052	50,000	41,253
5.63%, 4/15/2053	100,000	100,583
4.45%, 4/1/2062	100,000	82,142

See Accompanying Notes to the Financial Statements.

350	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Specialty Retail – (continued)
5.80%, 9/15/2062	$50,000	$50,312
5.85%, 4/1/2063	50,000	50,275
		837,698

Technology Hardware, Storage & Peripherals – 2.3%

Apple, Inc.
4.38%, 5/13/2045	50,000	48,426
4.65%, 2/23/2046	190,000	191,197
2.70%, 8/5/2051	200,000	141,499
2.55%, 8/20/2060	100,000	66,264
2.80%, 2/8/2061	100,000	67,887
4.10%, 8/8/2062	70,000	62,056

Dell International LLC
8.35%, 7/15/2046	70,000	86,232
3.45%, 12/15/2051(c)	100,000	65,733

Hewlett Packard Enterprise Co.
6.35%, 10/15/2045(b)	50,000	51,769

HP, Inc.
6.00%, 9/15/2041	50,000	50,707
		831,770

Tobacco – 5.3%

Altria Group, Inc.
5.80%, 2/14/2039	100,000	98,734
4.25%, 8/9/2042	140,000	110,278
4.50%, 5/2/2043	75,000	60,860
5.38%, 1/31/2044	225,000	206,079
5.95%, 2/14/2049	250,000	235,954

BAT Capital Corp.
4.39%, 8/15/2037	200,000	163,172
3.73%, 9/25/2040	670,000	480,972
4.54%, 8/15/2047	50,000	37,333

Philip Morris International, Inc.
6.38%, 5/16/2038	50,000	55,310
4.13%, 3/4/2043	330,000	272,332
4.25%, 11/10/2044	200,000	167,075
		1,888,099

Water Utilities – 0.1%

Essential Utilities, Inc.
5.30%, 5/1/2052	50,000	48,863

Investments	Principal Amount	Value

Wireless Telecommunication Services – 1.3%

America Movil SAB de CV
6.13%, 3/30/2040	$100,000	$108,243

Rogers Communications, Inc.
4.50%, 3/15/2042(c)	50,000	42,408
4.35%, 5/1/2049	150,000	120,474
4.55%, 3/15/2052(c)	50,000	40,999

T-Mobile USA, Inc.
3.40%, 10/15/2052	50,000	36,177
5.65%, 1/15/2053	50,000	51,574
5.80%, 9/15/2062	50,000	51,758
		451,633
Total Corporate Bonds (Cost $40,329,670)		34,709,806

Total Investments – 98.0% (Cost $40,329,670)		34,709,806

Other assets less liabilities – 2.0%		693,153
NET ASSETS – 100.0%		$35,402,959

(a)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

(b)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of April 30, 2023.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2023.

Percentages shown are based on Net Assets.

Abbreviations

REIT – Real Estate Investment Trust

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	351

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$174,702
Aggregate gross unrealized depreciation	(5,887,876)
Net unrealized depreciation	$(5,713,174)
Federal income tax cost	$40,422,980

Security Type	% of Net Assets
Corporate Bonds	98.0%
Others(1)	2.0
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

352	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® High Yield Value-Scored Bond Index Fund

April 30, 2023 (Unaudited)

Investments	Principal Amount	Value

CORPORATE BONDS – 97.5%

Aerospace & Defense – 2.0%

Bombardier, Inc.
7.45%, 5/1/2034(a)	$245,000	$270,480

BWX Technologies, Inc.
4.13%, 6/30/2028(a)	790,000	723,093
4.13%, 4/15/2029(a)	630,000	570,150

F-Brasile SpA
Series NR, 7.38%, 8/15/2026(a)	1,650,000	1,381,875

Howmet Aerospace, Inc.
5.95%, 2/1/2037	335,000	340,883

Moog, Inc.
4.25%, 12/15/2027(a)	665,000	625,226

Spirit AeroSystems, Inc.
3.85%, 6/15/2026	545,000	510,492

TransDigm, Inc.
5.50%, 11/15/2027	4,575,000	4,390,540
6.75%, 8/15/2028(a)	3,540,000	3,595,015
4.63%, 1/15/2029	3,585,000	3,244,425
4.88%, 5/1/2029	1,311,000	1,191,376

Triumph Group, Inc.
7.75%, 8/15/2025	1,245,000	1,158,012
9.00%, 3/15/2028(a)	3,100,000	3,142,532

Wesco Aircraft Holdings, Inc.
8.50%, 11/15/2024(a)	2,579,000	116,055
		21,260,154

Air Freight & Logistics – 0.2%

Rand Parent LLC
8.50%, 2/15/2030(a)	2,180,000	1,975,001

Western Global Airlines LLC
10.38%, 8/15/2025(a)	995,000	129,350
		2,104,351

Automobile Components – 1.3%

Allison Transmission, Inc.
4.75%, 10/1/2027(a)	715,000	681,216
5.88%, 6/1/2029(a)	883,000	869,587
3.75%, 1/30/2031(a)	610,000	520,692

American Axle & Manufacturing, Inc.
6.25%, 3/15/2026	300,000	286,627

Investments	Principal Amount	Value

Automobile Components – (continued)
6.50%, 4/1/2027	$890,000	$824,852
6.88%, 7/1/2028	750,000	674,970
5.00%, 10/1/2029	300,000	249,108

Dealer Tire LLC
8.00%, 2/1/2028(a)	885,000	820,837

Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/2029(a)	1,645,000	1,218,666

Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	505,000	446,399

Icahn Enterprises LP
5.25%, 5/15/2027	1,000,000	942,366
4.38%, 2/1/2029	425,000	373,239

IHO Verwaltungs GmbH
4.75%, 9/15/2026(a) (b)	655,000	589,548
6.00%, 5/15/2027(a) (b)	565,000	521,707
6.37%, 5/15/2029(a) (b)	655,000	587,181

JB Poindexter & Co., Inc.
7.13%, 4/15/2026(a)	1,010,000	974,640

Patrick Industries, Inc.
7.50%, 10/15/2027(a)	535,000	525,729
4.75%, 5/1/2029(a)	920,000	800,400

Real Hero Merger Sub 2, Inc.
6.25%, 2/1/2029(a)	1,535,000	1,155,087

Wheel Pros, Inc.
6.50%, 5/15/2029(a)	615,000	289,050

ZF North America Capital, Inc.
6.88%, 4/14/2028(a)	335,000	344,777
7.13%, 4/14/2030(a)	315,000	325,141
		14,021,819

Automobiles – 2.2%

Ford Motor Co.
6.63%, 10/1/2028	775,000	788,911
6.38%, 2/1/2029	305,000	303,878
9.63%, 4/22/2030	130,000	151,172
3.25%, 2/12/2032	1,750,000	1,357,154
6.10%, 8/19/2032	1,295,000	1,235,017
4.75%, 1/15/2043	1,461,000	1,097,647
7.40%, 11/1/2046	115,000	117,068
5.29%, 12/8/2046	835,000	675,320

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	353

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Automobiles – (continued)

Jaguar Land Rover Automotive plc
4.50%, 10/1/2027(a)	$1,285,000	$1,076,022
5.88%, 1/15/2028(a)	1,716,000	1,483,667
5.50%, 7/15/2029(a)	2,057,000	1,702,886

Mclaren Finance plc
7.50%, 8/1/2026(a)	1,690,000	1,379,040

Nissan Motor Acceptance Co. LLC
2.00%, 3/9/2026(a)	1,390,000	1,224,945
1.85%, 9/16/2026(a)	1,740,000	1,484,778

Nissan Motor Co. Ltd.
3.52%, 9/17/2025(a)	2,610,000	2,441,818
4.35%, 9/17/2027(a)	1,045,000	957,643
4.81%, 9/17/2030(a)	1,940,000	1,706,349

PM General Purchaser LLC
9.50%, 10/1/2028(a)	1,510,000	1,430,725

Thor Industries, Inc.
4.00%, 10/15/2029(a)	2,130,000	1,746,595

Winnebago Industries, Inc.
6.25%, 7/15/2028(a)	505,000	488,335
		22,848,970

Banks – 0.7%

Intesa Sanpaolo SpA
5.71%, 1/15/2026(a)	1,655,000	1,593,711
4.20%, 6/1/2032(a) (c)	390,000	295,581
4.95%, 6/1/2042(a) (c)	500,000	330,633

Pacific Western Bank
3.25%, 5/1/2031(c)	750,000	536,585

Texas Capital Bancshares, Inc.
4.00%, 5/6/2031(c)	630,000	509,262

UniCredit SpA
5.86%, 6/19/2032(a) (c)	1,690,000	1,539,455
7.30%, 4/2/2034(a) (c)	2,140,000	2,047,509
5.46%, 6/30/2035(a) (c)	1,035,000	881,856
		7,734,592

Beverages – 0.1%

Primo Water Holdings, Inc.
4.38%, 4/30/2029(a)	425,000	374,819

Investments	Principal Amount	Value

Beverages – (continued)

Triton Water Holdings, Inc.
6.25%, 4/1/2029(a)	$1,325,000	$1,113,000
		1,487,819

Biotechnology – 0.0%(d)

Grifols Escrow Issuer SA
4.75%, 10/15/2028(a)	440,000	352,848

Broadline Retail – 1.0%

ANGI Group LLC
3.88%, 8/15/2028(a)	1,215,000	950,932

Macy’s Retail Holdings LLC
6.13%, 3/15/2032(a)	140,000	122,547
4.50%, 12/15/2034	66,000	47,327

Millennium Escrow Corp.
6.63%, 8/1/2026(a)	1,955,000	1,322,319

NMG Holding Co., Inc.
7.13%, 4/1/2026(a)	1,445,000	1,342,788

Nordstrom, Inc.
4.25%, 8/1/2031	90,000	66,834
5.00%, 1/15/2044	555,000	347,055

Photo Holdings Merger Sub, Inc.
8.50%, 10/1/2026(a)	2,070,000	885,070

QVC, Inc.
4.45%, 2/15/2025	1,535,000	1,128,225
4.75%, 2/15/2027	2,620,000	1,323,100
4.38%, 9/1/2028	1,325,000	652,403

Rakuten Group, Inc.
10.25%, 11/30/2024(a)	2,505,000	2,433,608
		10,622,208

Building Products – 2.0%

Builders FirstSource, Inc.
4.25%, 2/1/2032(a)	1,105,000	968,179
6.38%, 6/15/2032(a)	215,000	213,863

Camelot Return Merger Sub, Inc.
8.75%, 8/1/2028(a)	1,245,000	1,179,637

Cornerstone Building Brands, Inc.
6.13%, 1/15/2029(a)	1,500,000	1,128,750

CP Atlas Buyer, Inc.
7.00%, 12/1/2028(a)	1,379,000	1,036,294

Eco Material Technologies, Inc.
7.88%, 1/31/2027(a)	705,000	676,800

See Accompanying Notes to the Financial Statements.

354	FLEXSHARES SEMIANNUAL REPORT

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Building Products – (continued)

Griffon Corp.
5.75%, 3/1/2028	$2,540,000	$2,343,314

James Hardie International Finance DAC
5.00%, 1/15/2028(a)	670,000	631,302

JELD-WEN, Inc.
4.88%, 12/15/2027(a)	1,125,000	984,375

Masonite International Corp.
5.38%, 2/1/2028(a)	930,000	895,125

MIWD Holdco II LLC
5.50%, 2/1/2030(a)	1,290,000	1,083,600

New Enterprise Stone & Lime Co., Inc.
5.25%, 7/15/2028(a)	965,000	863,675
9.75%, 7/15/2028(a)	640,000	611,200

Oscar Acquisition Co. LLC
9.50%, 4/15/2030(a)	1,585,000	1,386,875

PGT Innovations, Inc.
4.38%, 10/1/2029(a)	1,000,000	906,600

Smyrna Ready Mix Concrete LLC
6.00%, 11/1/2028(a)	1,440,000	1,347,734

Standard Industries, Inc.
5.00%, 2/15/2027(a)	1,125,000	1,075,718
4.75%, 1/15/2028(a)	620,000	579,478
4.38%, 7/15/2030(a)	1,250,000	1,078,936
3.38%, 1/15/2031(a)	720,000	569,805

Victors Merger Corp.
6.38%, 5/15/2029(a)	2,340,000	1,422,369
		20,983,629

Capital Markets – 0.5%

Advisor Group Holdings, Inc.
10.75%, 8/1/2027(a)	565,000	560,508

AG Issuer LLC
6.25%, 3/1/2028(a)	300,000	278,799

AG TTMT Escrow Issuer LLC
8.63%, 9/30/2027(a)	665,000	683,653

Aretec Escrow Issuer, Inc.
7.50%, 4/1/2029(a)	970,000	812,430

Brightsphere Investment Group, Inc.
4.80%, 7/27/2026	185,000	172,136

Investments	Principal Amount	Value

Capital Markets – (continued)

Compass Group Diversified Holdings LLC
5.25%, 4/15/2029(a)	$630,000	$567,061

Hightower Holding LLC
6.75%, 4/15/2029(a)	655,000	568,409

Jane Street Group
4.50%, 11/15/2029(a)	290,000	259,515

Nomura Holdings, Inc.
2.65%, 1/16/2025	1,140,000	1,081,426
		4,983,937

Chemicals – 4.2%

Ashland LLC
3.38%, 9/1/2031(a)	55,000	45,504

ASP Unifrax Holdings, Inc.
5.25%, 9/30/2028(a)	2,151,000	1,772,467
7.50%, 9/30/2029(a)	1,006,000	718,890

Axalta Coating Systems LLC
4.75%, 6/15/2027(a)	890,000	859,566

Cerdia Finanz GmbH
10.50%, 2/15/2027(a)	945,000	897,750

Chemours Co. (The)
5.38%, 5/15/2027	825,000	766,725
5.75%, 11/15/2028(a)	2,000,000	1,777,562
4.63%, 11/15/2029(a)	2,645,000	2,178,404

CVR Partners LP
6.13%, 6/15/2028(a)	2,335,000	2,108,356

Element Solutions, Inc.
3.88%, 9/1/2028(a)	404,000	356,478

FXI Holdings, Inc.
7.88%, 11/1/2024(a)	695,000	631,286
12.25%, 11/15/2026(a)	1,905,000	1,699,827

Gates Global LLC
6.25%, 1/15/2026(a)	1,025,000	1,014,750

GPD Cos., Inc.
10.13%, 4/1/2026(a)	1,245,000	1,138,595

HB Fuller Co.
4.00%, 2/15/2027	555,000	524,428
4.25%, 10/15/2028	535,000	491,237

Herens Holdco Sarl
4.75%, 5/15/2028(a)	625,000	518,216

Illuminate Buyer LLC
9.00%, 7/1/2028(a)	1,210,000	1,073,441

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	355

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Chemicals – (continued)

INEOS Finance plc
6.75%, 5/15/2028(a)	$210,000	$207,493

INEOS Quattro Finance 2 plc
3.38%, 1/15/2026(a)	675,000	619,380

Ingevity Corp.
3.88%, 11/1/2028(a)	255,000	223,777

Iris Holding, Inc.
10.00%, 12/15/2028(a)	1,050,000	828,003

LSB Industries, Inc.
6.25%, 10/15/2028(a)	1,740,000	1,531,330

LSF11 A5 HoldCo LLC
6.63%, 10/15/2029(a)	860,000	740,675

Mativ Holdings, Inc.
6.88%, 10/1/2026(a)	330,000	300,721

Methanex Corp.
5.25%, 12/15/2029	400,000	375,355

Minerals Technologies, Inc.
5.00%, 7/1/2028(a)	805,000	734,562

NOVA Chemicals Corp.
5.25%, 6/1/2027(a)	1,775,000	1,606,359
4.25%, 5/15/2029(a)	1,485,000	1,200,869

Olin Corp.
5.13%, 9/15/2027	870,000	841,725

Olympus Water US Holding Corp.
7.13%, 10/1/2027(a)	410,000	390,819
4.25%, 10/1/2028(a)	1,350,000	1,151,651
6.25%, 10/1/2029(a)	940,000	755,372

Polar US Borrower LLC
6.75%, 5/15/2026(a)	695,000	422,212

Rain CII Carbon LLC
7.25%, 4/1/2025(a)	705,000	683,244

SCIH Salt Holdings, Inc.
4.88%, 5/1/2028(a)	1,443,000	1,299,314
6.63%, 5/1/2029(a)	1,765,000	1,471,496

SCIL IV LLC
5.38%, 11/1/2026(a)	970,000	893,028

SK Invictus Intermediate II Sarl
5.00%, 10/30/2029(a)	2,837,000	2,415,479

Trinseo Materials Operating SCA
5.38%, 9/1/2025(a)	2,189,000	1,834,645

Tronox, Inc.
4.63%, 3/15/2029(a)	690,000	572,775

Investments	Principal Amount	Value

Chemicals – (continued)

Vibrantz Technologies, Inc.
9.00%, 2/15/2030(a)	$1,895,000	$1,449,083

WR Grace Holdings LLC
4.88%, 6/15/2027(a)	450,000	427,365
5.63%, 8/15/2029(a)	2,925,000	2,523,066
7.38%, 3/1/2031(a)	210,000	210,324
		44,283,604

Commercial Services & Supplies – 4.3%

ACCO Brands Corp.
4.25%, 3/15/2029(a)	260,000	219,121

ADT Security Corp. (The)
4.13%, 8/1/2029(a)	520,000	451,750
4.88%, 7/15/2032(a)	401,000	346,865

Allied Universal Holdco LLC
6.63%, 7/15/2026(a)	2,415,000	2,327,943
9.75%, 7/15/2027(a)	2,715,000	2,525,583
4.63%, 6/1/2028(a)	3,235,000	2,811,174
6.00%, 6/1/2029(a)	2,470,000	1,936,433

Aptim Corp.
7.75%, 6/15/2025(a)	1,300,000	1,026,865

APX Group, Inc.
5.75%, 7/15/2029(a)	2,045,000	1,826,781

Aramark Services, Inc.
5.00%, 2/1/2028(a)	2,000,000	1,904,800

CoreCivic, Inc.
4.75%, 10/15/2027	435,000	376,271

Covanta Holding Corp.
4.88%, 12/1/2029(a)	400,000	356,000
5.00%, 9/1/2030	660,000	583,704

Deluxe Corp.
8.00%, 6/1/2029(a)	2,075,000	1,602,769

Garda World Security Corp.
4.63%, 2/15/2027(a)	710,000	652,193
9.50%, 11/1/2027(a)	1,185,000	1,135,574
7.75%, 2/15/2028(a)	590,000	592,950
6.00%, 6/1/2029(a)	1,090,000	896,525

GFL Environmental, Inc.
4.00%, 8/1/2028(a)	1,310,000	1,195,612
4.75%, 6/15/2029(a)	425,000	395,552
4.38%, 8/15/2029(a)	250,000	226,260

Harsco Corp.
5.75%, 7/31/2027(a)	2,075,000	1,752,068

See Accompanying Notes to the Financial Statements.

356	FLEXSHARES SEMIANNUAL REPORT

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Commercial Services & Supplies – (continued)

Interface, Inc.
5.50%, 12/1/2028(a)	$1,405,000	$1,126,100

Legends Hospitality Holding Co. LLC
5.00%, 2/1/2026(a)	545,000	493,225

Madison IAQ LLC
4.13%, 6/30/2028(a)	415,000	365,097
5.88%, 6/30/2029(a)	2,595,000	2,031,393

Neptune Bidco US, Inc.
9.29%, 4/15/2029(a)	6,685,000	6,292,256

Pitney Bowes, Inc.
6.88%, 3/15/2027(a)	1,715,000	1,319,255
7.25%, 3/15/2029(a)	1,435,000	1,054,754

Prime Security Services Borrower LLC
5.75%, 4/15/2026(a)	2,445,000	2,426,573
6.25%, 1/15/2028(a)	2,260,000	2,116,572

Steelcase, Inc.
5.13%, 1/18/2029	1,055,000	938,982

Stericycle, Inc.
3.88%, 1/15/2029(a)	235,000	211,430

Vericast Corp.
12.50%, 12/15/2027(a)	605,000	681,666

WASH Multifamily Acquisition, Inc.
5.75%, 4/15/2026(a)	1,055,000	989,080

Waste Pro USA, Inc.
5.50%, 2/15/2026(a)	785,000	729,683
		45,918,859

Communications Equipment – 0.4%

CommScope Technologies LLC
5.00%, 3/15/2027(a)	2,000,000	1,381,719

CommScope, Inc.
8.25%, 3/1/2027(a)	3,000,000	2,319,351
		3,701,070

Construction & Engineering – 1.2%

AECOM
5.13%, 3/15/2027	1,740,000	1,704,452

Arcosa, Inc.
4.38%, 4/15/2029(a)	710,000	646,751

Investments	Principal Amount	Value

Construction & Engineering – (continued)

Artera Services LLC
9.03%, 12/4/2025(a)	$2,654,000	$2,279,427

Brand Industrial Services, Inc.
8.50%, 7/15/2025(a)	1,252,000	1,171,547

Brundage-Bone Concrete Pumping Holdings, Inc.
6.00%, 2/1/2026(a)	995,000	935,300

Dycom Industries, Inc.
4.50%, 4/15/2029(a)	230,000	209,942

Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029(a)	1,053,000	877,375
7.50%, 4/15/2032(a)	790,000	678,847

Pike Corp.
5.50%, 9/1/2028(a)	1,850,000	1,678,607

Promontoria Holding 264 BV
7.88%, 3/1/2027(a)	455,000	460,119

Railworks Holdings LP
8.25%, 11/15/2028(a)	485,000	460,429

VM Consolidated, Inc.
5.50%, 4/15/2029(a)	595,000	556,325

Weekley Homes LLC
4.88%, 9/15/2028(a)	815,000	707,517
		12,366,638

Consumer Finance – 2.6%

Cobra Acquisition Co. LLC
6.38%, 11/1/2029(a)	1,180,000	678,500

Enova International, Inc.
8.50%, 9/15/2025(a)	670,000	642,712

FirstCash, Inc.
5.63%, 1/1/2030(a)	300,000	278,677

Ford Holdings LLC
9.30%, 3/1/2030	430,000	489,125

Ford Motor Credit Co. LLC
6.95%, 3/6/2026	110,000	111,009
2.70%, 8/10/2026	235,000	208,446
4.27%, 1/9/2027	1,535,000	1,421,064
4.95%, 5/28/2027	2,555,000	2,416,244
4.13%, 8/17/2027	2,085,000	1,913,110
3.82%, 11/2/2027	1,240,000	1,111,778
7.35%, 11/4/2027	2,490,000	2,560,472
2.90%, 2/16/2028	1,405,000	1,216,211
6.80%, 5/12/2028	265,000	265,159

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	357

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Consumer Finance – (continued)
5.11%, 5/3/2029	$2,467,000	$2,298,679
7.35%, 3/6/2030	1,870,000	1,920,790
4.00%, 11/13/2030	195,000	167,206

goeasy Ltd.
5.38%, 12/1/2024(a)	975,000	925,718
4.38%, 5/1/2026(a)	525,000	460,639

LFS Topco LLC
5.88%, 10/15/2026(a)	390,000	342,225

Macquarie Airfinance Holdings Ltd.
8.38%, 5/1/2028(a)	885,000	885,584

OneMain Finance Corp.
7.13%, 3/15/2026	1,155,000	1,125,595
3.88%, 9/15/2028	240,000	192,604
5.38%, 11/15/2029	200,000	168,250
4.00%, 9/15/2030	450,000	339,833

PRA Group, Inc.
7.38%, 9/1/2025(a)	605,000	601,153
8.38%, 2/1/2028(a)	1,040,000	1,037,476
5.00%, 10/1/2029(a)	1,459,000	1,236,518

PROG Holdings, Inc.
6.00%, 11/15/2029(a)	250,000	225,000

SLM Corp.
4.20%, 10/29/2025	920,000	849,850

Synchrony Financial
7.25%, 2/2/2033	450,000	413,998

World Acceptance Corp.
7.00%, 11/1/2026(a)	1,280,000	1,041,600
		27,545,225

Consumer Staples Distribution & Retail – 0.3%

C&S Group Enterprises LLC
5.00%, 12/15/2028(a)	620,000	489,459

Ingles Markets, Inc.
4.00%, 6/15/2031(a)	10,000	8,636

Rite Aid Corp.
7.50%, 7/1/2025(a)	1,350,000	928,125
8.00%, 11/15/2026(a)	3,635,000	1,966,626

United Natural Foods, Inc.
6.75%, 10/15/2028(a)	250,000	237,300
		3,630,146

Investments	Principal Amount	Value

Containers & Packaging – 2.0%

Ardagh Metal Packaging Finance USA LLC
4.00%, 9/1/2029(a)	$655,000	$533,540

Cascades, Inc.
5.13%, 1/15/2026(a)	190,000	180,539
5.38%, 1/15/2028(a)	745,000	706,841

Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/2029(a)	1,310,000	1,285,761
8.75%, 4/15/2030(a)	4,724,000	4,347,561

Graham Packaging Co., Inc.
7.13%, 8/15/2028(a)	235,000	204,503

Intelligent Packaging Ltd. Finco, Inc.
6.00%, 9/15/2028(a)	1,825,000	1,516,963

LABL, Inc.
10.50%, 7/15/2027(a)	1,305,000	1,239,856
8.25%, 11/1/2029(a)	1,250,000	1,085,156

Mauser Packaging Solutions Holding Co.
7.88%, 8/15/2026(a)	3,570,000	3,621,141
9.25%, 4/15/2027(a)	3,562,000	3,380,334

Pactiv Evergreen Group Issuer LLC
4.38%, 10/15/2028(a)	240,000	211,346

Pactiv Evergreen Group Issuer, Inc.
4.00%, 10/15/2027(a)	470,000	423,005

Pactiv LLC
7.95%, 12/15/2025	275,000	274,392

Sealed Air Corp.
6.88%, 7/15/2033(a)	150,000	159,344

Trident TPI Holdings, Inc.
6.63%, 11/1/2025(a)	310,000	310,000

TriMas Corp.
4.13%, 4/15/2029(a)	235,000	209,150

Trivium Packaging Finance BV
8.50%, 8/15/2027(a) (e)	1,230,000	1,187,476
		20,876,908

Distributors – 0.2%

American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/2028(a)	400,000	366,200
3.88%, 11/15/2029(a)	110,000	94,800

See Accompanying Notes to the Financial Statements.

358	FLEXSHARES SEMIANNUAL REPORT

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Distributors – (continued)

BCPE Empire Holdings, Inc.
7.63%, 5/1/2027(a)	$1,125,000	$1,032,188

Resideo Funding, Inc.
4.00%, 9/1/2029(a)	750,000	635,228
		2,128,416

Diversified Consumer Services – 0.9%

Adtalem Global Education, Inc.
5.50%, 3/1/2028(a)	775,000	736,250

Graham Holdings Co.
5.75%, 6/1/2026(a)	745,000	735,688

Grand Canyon University
4.13%, 10/1/2024	895,000	850,608
5.13%, 10/1/2028	860,000	775,918

Metis Merger Sub LLC
6.50%, 5/15/2029(a)	1,340,000	1,135,829

Service Corp. International
4.63%, 12/15/2027	975,000	946,199
3.38%, 8/15/2030	480,000	406,670
4.00%, 5/15/2031	450,000	396,571

Signal Parent, Inc.
6.13%, 4/1/2029(a)	655,000	271,266

Sotheby’s
7.38%, 10/15/2027(a)	1,995,000	1,870,378

StoneMor, Inc.
8.50%, 5/15/2029(a)	1,050,000	866,566
		8,991,943

Diversified REITs – 1.3%

Global Net Lease, Inc.
REIT, 3.75%, 12/15/2027(a)	1,210,000	926,074

Iron Mountain Information Management Services, Inc.
REIT, 5.00%, 7/15/2032(a)	395,000	346,018

Uniti Group LP
REIT, 10.50%, 2/15/2028(a)	6,645,000	6,358,579
REIT, 4.75%, 4/15/2028(a)	1,505,000	1,196,747
REIT, 6.50%, 2/15/2029(a)	4,730,000	2,855,422
REIT, 6.00%, 1/15/2030(a)	2,980,000	1,757,932
		13,440,772

Investments	Principal Amount	Value

Diversified Telecommunication Services – 5.5%

Altice France Holding SA
10.50%, 5/15/2027(a)	$3,880,000	$2,865,298
6.00%, 2/15/2028(a)	2,765,000	1,702,606

Altice France SA
8.13%, 2/1/2027(a)	2,195,000	1,959,945
5.50%, 1/15/2028(a)	2,850,000	2,243,658
5.13%, 1/15/2029(a)	985,000	727,943
5.13%, 7/15/2029(a)	4,170,000	3,083,072
5.50%, 10/15/2029(a)	2,300,000	1,721,736

CCO Holdings LLC
5.38%, 6/1/2029(a)	980,000	898,775
6.38%, 9/1/2029(a)	2,500,000	2,375,899
4.75%, 3/1/2030(a)	1,545,000	1,329,312
4.50%, 8/15/2030(a)	1,135,000	953,059
4.25%, 2/1/2031(a)	700,000	573,308
4.75%, 2/1/2032(a)	1,270,000	1,050,901
4.50%, 5/1/2032	1,252,000	1,002,319
4.50%, 6/1/2033(a)	1,195,000	951,235
4.25%, 1/15/2034(a)	1,505,000	1,146,419

Embarq Corp.
8.00%, 6/1/2036	5,995,000	2,577,850

Frontier California, Inc.
Series F, 6.75%, 5/15/2027	215,000	193,500

Frontier Communications Holdings LLC
5.00%, 5/1/2028(a)	170,000	149,279
6.75%, 5/1/2029(a)	4,270,000	3,436,677
8.75%, 5/15/2030(a)	30,000	29,673
8.63%, 3/15/2031(a)	450,000	438,474

Frontier Florida LLC
Series E, 6.86%, 2/1/2028	625,000	565,337

Iliad Holding SASU
7.00%, 10/15/2028(a)	1,525,000	1,442,903

Intelsat Jackson Holdings SA
6.50%, 3/15/2030(a)	2,295,000	2,117,838

Level 3 Financing, Inc.
3.40%, 3/1/2027(a)	265,000	207,331
4.63%, 9/15/2027(a)	4,085,000	2,523,017
4.25%, 7/1/2028(a)	2,870,000	1,673,055
3.63%, 1/15/2029(a)	395,000	220,913
3.75%, 7/15/2029(a)	575,000	323,598
10.50%, 5/15/2030(a)	599,000	573,425

Lumen Technologies, Inc.
5.63%, 4/1/2025	490,000	404,953
5.13%, 12/15/2026(a)	1,810,000	1,194,039

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	359

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Diversified Telecommunication Services – (continued)
4.00%, 2/15/2027(a)	$5,490,000	$3,666,222
4.50%, 1/15/2029(a)	1,855,000	789,321
Series U, 7.65%, 3/15/2042	190,000	78,850

Telecom Italia Capital SA
6.38%, 11/15/2033	960,000	858,216
6.00%, 9/30/2034	540,000	460,341
7.20%, 7/18/2036	652,000	589,193
7.72%, 6/4/2038	445,000	416,017

Telesat Canada
5.63%, 12/6/2026(a)	1,035,000	578,133
4.88%, 6/1/2027(a)	1,260,000	674,348
6.50%, 10/15/2027(a)	1,080,000	378,483

Virgin Media Finance plc
5.00%, 7/15/2030(a)	560,000	471,900

Virgin Media Secured Finance plc
5.50%, 5/15/2029(a)	285,000	261,690
4.50%, 8/15/2030(a)	505,000	432,458

Windstream Escrow LLC
7.75%, 8/15/2028(a)	2,441,000	2,010,478

Zayo Group Holdings, Inc.
4.00%, 3/1/2027(a)	3,810,000	2,884,768
6.13%, 3/1/2028(a)	1,485,000	949,318
		58,157,083

Electric Utilities – 1.4%

DPL, Inc.
4.35%, 4/15/2029	235,000	211,793

Edison International
8.12%, 6/15/2053(c)	1,315,000	1,352,806

Emera, Inc.
Series 16-A, 6.75%, 6/15/2076(c)	2,090,000	1,990,543

FirstEnergy Corp.
Series B, 4.15%, 7/15/2027(e) (f)	235,000	228,537
Series C, 5.10%, 7/15/2047(e) (f)	225,000	207,626
Series C, 3.40%, 3/1/2050	415,000	290,778

Leeward Renewable Energy Operations LLC
4.25%, 7/1/2029(a)	445,000	400,541

Investments	Principal Amount	Value

Electric Utilities – (continued)

NextEra Energy Operating Partners LP
3.88%, 10/15/2026(a)	$800,000	$749,000
4.50%, 9/15/2027(a)	970,000	911,800

NRG Energy, Inc.
5.75%, 1/15/2028	1,400,000	1,365,073
3.38%, 2/15/2029(a)	1,280,000	1,083,897
5.25%, 6/15/2029(a)	1,855,000	1,711,068
3.63%, 2/15/2031(a)	605,000	489,738
3.88%, 2/15/2032(a)	690,000	557,140

Pattern Energy Operations LP
4.50%, 8/15/2028(a)	440,000	409,343

PG&E Corp.
5.25%, 7/1/2030	635,000	585,245

Vistra Operations Co. LLC
5.00%, 7/31/2027(a)	2,280,000	2,166,710
		14,711,638

Electrical Equipment – 0.1%

EnerSys
4.38%, 12/15/2027(a)	535,000	500,225

Electronic Equipment, Instruments & Components – 0.1%

Likewize Corp.
9.75%, 10/15/2025(a)	745,000	666,045

Energy Equipment & Services – 1.7%

Archrock Partners LP
6.88%, 4/1/2027(a)	810,000	795,875
6.25%, 4/1/2028(a)	1,400,000	1,343,916

Bristow Group, Inc.
6.88%, 3/1/2028(a)	695,000	663,112

CGG SA
8.75%, 4/1/2027(a)	2,180,000	1,875,331

Noble Finance II LLC
8.00%, 4/15/2030(a)	1,560,000	1,597,471

Oceaneering International, Inc.
6.00%, 2/1/2028	500,000	474,987

Patterson-UTI Energy, Inc.
5.15%, 11/15/2029	75,000	66,977

Precision Drilling Corp.
6.88%, 1/15/2029(a)	1,710,000	1,568,925

USA Compression Partners LP
6.88%, 4/1/2026	1,275,000	1,261,229
6.88%, 9/1/2027	1,863,000	1,813,053

See Accompanying Notes to the Financial Statements.

360	FLEXSHARES SEMIANNUAL REPORT

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Energy Equipment & Services – (continued)

Valaris Ltd.
8.25%, 4/30/2028(a) (b)	$415,000	$431,392
8.38%, 4/30/2030(a)	3,020,000	3,021,299

Weatherford International Ltd.
8.63%, 4/30/2030(a)	2,765,000	2,816,485

Welltec International ApS
8.25%, 10/15/2026(a)	375,000	377,134
		18,107,186

Entertainment – 0.8%

Allen Media LLC
10.50%, 2/15/2028(a)	1,655,000	886,062

Cinemark USA, Inc.
5.88%, 3/15/2026(a)	725,000	692,716
5.25%, 7/15/2028(a)	2,000,000	1,783,534

Lions Gate Capital Holdings LLC
5.50%, 4/15/2029(a)	590,000	429,809

Live Nation Entertainment, Inc.
5.63%, 3/15/2026(a)	550,000	535,137
6.50%, 5/15/2027(a)	2,090,000	2,113,567
4.75%, 10/15/2027(a)	1,675,000	1,551,301

WMG Acquisition Corp.
3.88%, 7/15/2030(a)	240,000	211,800
3.00%, 2/15/2031(a)	430,000	351,919
		8,555,845

Financial Services – 2.1%

Armor Holdco, Inc.
8.50%, 11/15/2029(a)	960,000	795,715

Enact Holdings, Inc.
6.50%, 8/15/2025(a)	1,270,000	1,257,681

Freedom Mortgage Corp.
8.25%, 4/15/2025(a)	765,000	711,198
7.63%, 5/1/2026(a)	900,000	769,608
6.63%, 1/15/2027(a)	1,435,000	1,162,350

Home Point Capital, Inc.
5.00%, 2/1/2026(a)	740,000	625,300

Jefferies Finance LLC
5.00%, 8/15/2028(a)	1,640,000	1,378,993

Jefferson Capital Holdings LLC
6.00%, 8/15/2026(a)	550,000	469,359

MGIC Investment Corp.
5.25%, 8/15/2028	1,175,000	1,122,877

Investments	Principal Amount	Value

Financial Services – (continued)

Midcap Financial Issuer Trust
6.50%, 5/1/2028(a)	$1,725,000	$1,558,274
5.63%, 1/15/2030(a)	1,030,000	844,600

Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/2027(a)	980,000	928,550
5.50%, 8/15/2028(a)	1,920,000	1,713,600
5.13%, 12/15/2030(a)	300,000	245,730
5.75%, 11/15/2031(a)	470,000	390,919

NMI Holdings, Inc.
7.38%, 6/1/2025(a)	405,000	410,654

Oxford Finance LLC
6.38%, 2/1/2027(a)	585,000	543,498

PennyMac Financial Services, Inc.
5.38%, 10/15/2025(a)	1,160,000	1,095,017
4.25%, 2/15/2029(a)	300,000	246,531
5.75%, 9/15/2031(a)	255,000	212,951

PHH Mortgage Corp.
7.88%, 3/15/2026(a)	1,025,000	921,208

Rocket Mortgage LLC
3.63%, 3/1/2029(a)	360,000	304,387
3.88%, 3/1/2031(a)	820,000	662,234
4.00%, 10/15/2033(a)	380,000	297,350

Sabre GLBL, Inc.
9.25%, 4/15/2025(a)	2,065,000	1,904,963

United Wholesale Mortgage LLC
5.75%, 6/15/2027(a)	565,000	514,796
5.50%, 4/15/2029(a)	1,210,000	1,043,625
		22,131,968

Food Products – 0.7%

B&G Foods, Inc.
5.25%, 4/1/2025	1,490,000	1,407,827
5.25%, 9/15/2027	895,000	783,866

Chobani LLC
4.63%, 11/15/2028(a)	225,000	206,449

Lamb Weston Holdings, Inc.
4.38%, 1/31/2032(a)	375,000	342,082

Post Holdings, Inc.
5.63%, 1/15/2028(a)	1,360,000	1,328,851
5.50%, 12/15/2029(a)	1,250,000	1,188,927
4.63%, 4/15/2030(a)	913,000	824,635
4.50%, 9/15/2031(a)	965,000	844,449

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	361

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Food Products – (continued)

Sigma Holdco BV
7.88%, 5/15/2026(a)	$345,000	$276,706

Simmons Foods, Inc.
4.63%, 3/1/2029(a)	625,000	516,406
		7,720,198

Gas Utilities – 1.0%

AmeriGas Partners LP
5.50%, 5/20/2025	1,000,000	971,054
5.88%, 8/20/2026	1,810,000	1,745,462
5.75%, 5/20/2027	1,432,000	1,352,075

Ferrellgas LP
5.38%, 4/1/2026(a)	1,145,000	1,067,529
5.88%, 4/1/2029(a)	485,000	409,801

Suburban Propane Partners LP
5.88%, 3/1/2027	585,000	570,260
5.00%, 6/1/2031(a)	2,600,000	2,276,690

Superior Plus LP
4.50%, 3/15/2029(a)	2,565,000	2,271,795
		10,664,666

Ground Transportation – 0.9%

Albion Financing 1 Sarl
6.13%, 10/15/2026(a)	945,000	861,372

Albion Financing 2SARL
8.75%, 4/15/2027(a)	1,255,000	1,090,472

Avis Budget Car Rental LLC
5.75%, 7/15/2027(a)	630,000	590,312

Carriage Purchaser, Inc.
7.88%, 10/15/2029(a)	805,000	591,102

First Student Bidco, Inc.
4.00%, 7/31/2029(a)	505,000	437,649

Hertz Corp. (The)
4.63%, 12/1/2026(a)	675,000	607,945
5.00%, 12/1/2029(a)	2,545,000	2,082,115

NESCO Holdings II, Inc.
5.50%, 4/15/2029(a)	1,530,000	1,382,439

PECF USS Intermediate Holding III Corp.
8.00%, 11/15/2029(a)	1,495,000	975,741

Uber Technologies, Inc.
4.50%, 8/15/2029(a)	130,000	119,546

Investments	Principal Amount	Value

Ground Transportation – (continued)

Watco Cos. LLC
6.50%, 6/15/2027(a)	$780,000	$756,354
		9,495,047

Health Care Equipment & Supplies – 0.7%

Avantor Funding, Inc.
4.63%, 7/15/2028(a)	245,000	229,167

Garden Spinco Corp.
8.63%, 7/20/2030(a)	105,000	112,875

Hologic, Inc.
4.63%, 2/1/2028(a)	608,000	591,146

Medline Borrower LP
3.88%, 4/1/2029(a)	3,615,000	3,162,956
5.25%, 10/1/2029(a)	1,915,000	1,656,404

Teleflex, Inc.
4.63%, 11/15/2027	890,000	856,625

Varex Imaging Corp.
7.88%, 10/15/2027(a)	709,000	701,910
		7,311,083

Health Care Providers & Services – 1.9%

180 Medical, Inc.
3.88%, 10/15/2029(a)	200,000	178,111

Acadia Healthcare Co., Inc.
5.50%, 7/1/2028(a)	830,000	801,200

AHP Health Partners, Inc.
5.75%, 7/15/2029(a)	1,295,000	1,100,750

DaVita, Inc.
4.63%, 6/1/2030(a)	2,073,000	1,805,726
3.75%, 2/15/2031(a)	1,115,000	897,881

Encompass Health Corp.
4.75%, 2/1/2030	485,000	447,256
4.63%, 4/1/2031	115,000	103,122

Global Medical Response, Inc.
6.50%, 10/1/2025(a)	970,000	596,550

Hadrian Merger Sub, Inc.
8.50%, 5/1/2026(a)	155,000	132,913

HealthEquity, Inc.
4.50%, 10/1/2029(a)	300,000	268,260

Legacy LifePoint Health LLC
6.75%, 4/15/2025(a)	800,000	769,666
4.38%, 2/15/2027(a)	275,000	233,973

LifePoint Health, Inc.
5.38%, 1/15/2029(a)	1,325,000	830,584

See Accompanying Notes to the Financial Statements.

362	FLEXSHARES SEMIANNUAL REPORT

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Health Care Providers & Services – (continued)

ModivCare, Inc.
5.88%, 11/15/2025(a)	$974,000	$930,676

Molina Healthcare, Inc.
4.38%, 6/15/2028(a)	1,480,000	1,387,076
3.88%, 11/15/2030(a)	310,000	273,461
3.88%, 5/15/2032(a)	400,000	342,793

Option Care Health, Inc.
4.38%, 10/31/2029(a)	300,000	269,742

Pediatrix Medical Group, Inc.
5.38%, 2/15/2030(a)	25,000	22,833

Prime Healthcare Services, Inc.
7.25%, 11/1/2025(a)	1,200,000	1,083,306

Radiology Partners, Inc.
9.25%, 2/1/2028(a)	1,685,000	745,613

RegionalCare Hospital Partners Holdings, Inc.
9.75%, 12/1/2026(a)	3,260,000	2,711,064

RP Escrow Issuer LLC
5.25%, 12/15/2025(a)	2,055,000	1,441,395

Team Health Holdings, Inc.
6.38%, 2/1/2025(a)	455,000	234,578

Tenet Healthcare Corp.
6.88%, 11/15/2031	735,000	720,300

Toledo Hospital (The)
Series B, 5.33%, 11/15/2028	495,000	433,125

US Acute Care Solutions LLC
6.38%, 3/1/2026(a)	1,025,000	914,812

US Renal Care, Inc.
10.63%, 7/15/2027(a)	1,715,000	304,412
		19,981,178

Health Care REITs – 0.7%

CTR Partnership LP
REIT, 3.88%, 6/30/2028(a)	1,045,000	909,150

MPT Operating Partnership LP
REIT, 5.25%, 8/1/2026	830,000	739,152
REIT, 5.00%, 10/15/2027	3,640,000	3,049,081
REIT, 4.63%, 8/1/2029	2,300,000	1,741,151
REIT, 3.50%, 3/15/2031	845,000	577,585
		7,016,119

Investments	Principal Amount	Value

Hotel & Resort REITs – 0.5%

Park Intermediate Holdings LLC
REIT, 5.88%, 10/1/2028(a)	$1,270,000	$1,171,575
REIT, 4.88%, 5/15/2029(a)	1,845,000	1,595,925

Service Properties Trust
REIT, 5.25%, 2/15/2026	630,000	559,409
REIT, 4.75%, 10/1/2026	770,000	665,501
REIT, 4.95%, 2/15/2027	665,000	563,438
REIT, 3.95%, 1/15/2028	685,000	536,271

XHR LP
REIT, 4.88%, 6/1/2029(a)	240,000	208,298
		5,300,417

Hotels, Restaurants & Leisure – 5.5%

1011778 BC ULC
4.00%, 10/15/2030(a)	1,880,000	1,641,205

Affinity Interactive
6.88%, 12/15/2027(a)	1,045,000	939,965

Boyd Gaming Corp.
4.75%, 6/15/2031(a)	540,000	494,411

Boyne USA, Inc.
4.75%, 5/15/2029(a)	350,000	317,031

Caesars Entertainment, Inc.
7.00%, 2/15/2030(a)	710,000	716,337

CDI Escrow Issuer, Inc.
5.75%, 4/1/2030(a)	880,000	848,519

CEC Entertainment LLC
6.75%, 5/1/2026(a)	864,000	821,316

Cedar Fair LP
5.38%, 4/15/2027	890,000	852,415
6.50%, 10/1/2028	445,000	439,680
5.25%, 7/15/2029	866,000	805,595

Churchill Downs, Inc.
4.75%, 1/15/2028(a)	1,230,000	1,164,805

Everi Holdings, Inc.
5.00%, 7/15/2029(a)	800,000	713,000

Fertitta Entertainment LLC
4.63%, 1/15/2029(a)	625,000	547,231
6.75%, 1/15/2030(a)	3,120,000	2,527,484

Genting New York LLC
3.30%, 2/15/2026(a)	1,385,000	1,259,308

GPS Hospitality Holding Co. LLC
7.00%, 8/15/2028(a)	870,000	515,475

Hilton Domestic Operating Co., Inc.
4.00%, 5/1/2031(a)	790,000	698,735

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	363

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Hotels, Restaurants & Leisure – (continued)
3.63%, 2/15/2032(a)	$955,000	$815,006

Hilton Grand Vacations Borrower Escrow LLC
5.00%, 6/1/2029(a)	1,445,000	1,307,827
4.88%, 7/1/2031(a)	90,000	78,734

Jacobs Entertainment, Inc.
6.75%, 2/15/2029(a)	1,305,000	1,135,350

Las Vegas Sands Corp.
3.90%, 8/8/2029	505,000	460,990

Life Time, Inc.
8.00%, 4/15/2026(a)	1,315,000	1,307,577

MajorDrive Holdings IV LLC
6.38%, 6/1/2029(a)	1,365,000	1,078,350

Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	735,000	656,260
4.50%, 6/15/2029(a)	1,305,000	1,139,526

Merlin Entertainments Ltd.
5.75%, 6/15/2026(a)	625,000	593,750

Midwest Gaming Borrower LLC
4.88%, 5/1/2029(a)	1,900,000	1,700,500

Mohegan Tribal Gaming Authority
8.00%, 2/1/2026(a)	1,970,000	1,763,150

Motion Bondco DAC
6.63%, 11/15/2027(a)	680,000	615,516

NCL Corp. Ltd.
3.63%, 12/15/2024(a)	990,000	928,182

Penn Entertainment, Inc.
5.63%, 1/15/2027(a)	660,000	627,403

Raptor Acquisition Corp.
4.88%, 11/1/2026(a)	400,000	374,000

Resorts World Las Vegas LLC
4.63%, 4/16/2029(a)	4,170,000	3,346,382
4.63%, 4/6/2031(a)	1,560,000	1,220,683

Royal Caribbean Cruises Ltd.
4.25%, 7/1/2026(a)	1,180,000	1,056,204
5.50%, 8/31/2026(a)	1,855,000	1,700,514
11.63%, 8/15/2027(a)	2,170,000	2,308,413
9.25%, 1/15/2029(a)	1,500,000	1,600,162

Scientific Games Holdings LP
6.63%, 3/1/2030(a)	3,310,000	2,936,731

SeaWorld Parks & Entertainment, Inc.
5.25%, 8/15/2029(a)	1,205,000	1,084,536

Investments	Principal Amount	Value

Hotels, Restaurants & Leisure – (continued)

Sizzling Platter LLC
8.50%, 11/28/2025(a)	$330,000	$305,250

Speedway Motorsports LLC
4.88%, 11/1/2027(a)	475,000	440,562

Station Casinos LLC
4.50%, 2/15/2028(a)	405,000	372,369
4.63%, 12/1/2031(a)	300,000	256,886

TKC Holdings, Inc.
6.88%, 5/15/2028(a)	1,170,000	1,039,837
10.50%, 5/15/2029(a)	1,625,000	1,100,938

Travel + Leisure Co.
6.63%, 7/31/2026(a)	1,175,000	1,172,626
6.00%, 4/1/2027(e)	605,000	595,169
4.50%, 12/1/2029(a)	400,000	349,024
4.63%, 3/1/2030(a)	35,000	30,188

Viking Cruises Ltd.
6.25%, 5/15/2025(a)	270,000	256,355
5.88%, 9/15/2027(a)	2,115,000	1,814,522
7.00%, 2/15/2029(a)	1,340,000	1,132,300

Viking Ocean Cruises Ship VII Ltd.
5.63%, 2/15/2029(a)	600,000	507,107

VOC Escrow Ltd.
5.00%, 2/15/2028(a)	905,000	804,780

Yum! Brands, Inc.
4.75%, 1/15/2030(a)	460,000	444,968
3.63%, 3/15/2031	580,000	512,315
4.63%, 1/31/2032	720,000	671,379
5.38%, 4/1/2032	655,000	638,912
6.88%, 11/15/2037	65,000	69,146
		57,652,891

Household Durables – 1.8%

Adams Homes, Inc.
7.50%, 2/15/2025(a)	240,000	226,297

Ashton Woods USA LLC
6.63%, 1/15/2028(a)	265,000	251,087
4.63%, 8/1/2029(a)	875,000	730,625
4.63%, 4/1/2030(a)	995,000	824,487

Beazer Homes USA, Inc.
5.88%, 10/15/2027	965,000	892,625
7.25%, 10/15/2029	835,000	796,171

Brookfield Residential Properties, Inc.
6.25%, 9/15/2027(a)	1,600,000	1,466,000

See Accompanying Notes to the Financial Statements.

364	FLEXSHARES SEMIANNUAL REPORT

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Household Durables – (continued)
5.00%, 6/15/2029(a)	$1,450,000	$1,142,727
4.88%, 2/15/2030(a)	2,140,000	1,669,200

CD&R Smokey Buyer, Inc.
6.75%, 7/15/2025(a)	900,000	789,750

Century Communities, Inc.
3.88%, 8/15/2029(a)	250,000	218,626

Empire Communities Corp.
7.00%, 12/15/2025(a)	805,000	736,342

Installed Building Products, Inc.
5.75%, 2/1/2028(a)	495,000	467,269

KB Home
6.88%, 6/15/2027	530,000	543,883
7.25%, 7/15/2030	630,000	647,542
4.00%, 6/15/2031	120,000	103,827

LGI Homes, Inc.
4.00%, 7/15/2029(a)	1,235,000	1,008,418

M/I Homes, Inc.
4.95%, 2/1/2028	780,000	730,400
3.95%, 2/15/2030	5,000	4,425

Mattamy Group Corp.
5.25%, 12/15/2027(a)	680,000	632,601
4.63%, 3/1/2030(a)	995,000	871,843

New Home Co., Inc. (The)
7.25%, 10/15/2025(a)	245,000	228,487

Newell Brands, Inc.
6.00%, 4/1/2046(e)	391,000	304,499

Shea Homes LP
4.75%, 2/15/2028	870,000	791,700
4.75%, 4/1/2029	245,000	218,141

SWF Escrow Issuer Corp.
6.50%, 10/1/2029(a)	1,595,000	972,950

Taylor Morrison Communities, Inc.
5.75%, 1/15/2028(a)	760,000	753,016
5.13%, 8/1/2030(a)	210,000	196,918

TopBuild Corp.
4.13%, 2/15/2032(a)	175,000	150,381

Tri Pointe Homes, Inc.
5.25%, 6/1/2027	550,000	528,000
5.70%, 6/15/2028	580,000	569,125
		19,467,362

Investments	Principal Amount	Value

Household Products – 0.3%

Central Garden & Pet Co.
5.13%, 2/1/2028	$545,000	$516,072
4.13%, 10/15/2030	250,000	214,275
4.13%, 4/30/2031(a)	100,000	84,214

Energizer Holdings, Inc.
6.50%, 12/31/2027(a)	490,000	477,988
4.75%, 6/15/2028(a)	1,000,000	899,292
4.38%, 3/31/2029(a)	545,000	476,559

Kronos Acquisition Holdings, Inc.
5.00%, 12/31/2026(a)	195,000	180,461
7.00%, 12/31/2027(a)	855,000	751,483
		3,600,344

Independent Power and Renewable Electricity Producers – 0.6%

Atlantica Sustainable Infrastructure plc
4.13%, 6/15/2028(a)	665,000	606,812

Calpine Corp.
5.13%, 3/15/2028(a)	2,320,000	2,143,005
4.63%, 2/1/2029(a)	1,378,000	1,197,740
5.00%, 2/1/2031(a)	1,005,000	846,685
3.75%, 3/1/2031(a)	500,000	426,440

Clearway Energy Operating LLC
3.75%, 2/15/2031(a)	545,000	466,279
3.75%, 1/15/2032(a)	95,000	79,684

TransAlta Corp.
7.75%, 11/15/2029	735,000	771,809
		6,538,454

Insurance – 1.8%

Acrisure LLC
7.00%, 11/15/2025(a)	1,325,000	1,265,309
10.13%, 8/1/2026(a)	500,000	507,862
4.25%, 2/15/2029(a)	340,000	284,605
6.00%, 8/1/2029(a)	1,295,000	1,071,198

Alliant Holdings Intermediate LLC
4.25%, 10/15/2027(a)	405,000	370,796
6.75%, 10/15/2027(a)	1,750,000	1,633,614
5.88%, 11/1/2029(a)	825,000	711,681

AmWINS Group, Inc.
4.88%, 6/30/2029(a)	445,000	403,801

Assurant, Inc.
7.00%, 3/27/2048(c)	665,000	634,378

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	365

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Insurance – (continued)

AssuredPartners, Inc.
5.63%, 1/15/2029(a)	$1,145,000	$991,270

BroadStreet Partners, Inc.
5.88%, 4/15/2029(a)	1,200,000	1,041,033

Enstar Finance LLC
5.75%, 9/1/2040(c)	865,000	722,145
5.50%, 1/15/2042(c)	1,250,000	899,871

Global Atlantic Fin Co.
4.70%, 10/15/2051(a) (c)	720,000	575,358

GTCR AP Finance, Inc.
8.00%, 5/15/2027(a)	460,000	449,659

HUB International Ltd.
5.63%, 12/1/2029(a)	230,000	204,700

Jones Deslauriers Insurance Management, Inc.
10.50%, 12/15/2030(a)	500,000	507,500

Liberty Mutual Group, Inc.
7.80%, 3/15/2037(a)	275,000	288,260
4.30%, 2/1/2061(a)	475,000	282,442

NFP Corp.
4.88%, 8/15/2028(a)	290,000	263,967
6.88%, 8/15/2028(a)	5,405,000	4,715,196
7.50%, 10/1/2030(a)	215,000	210,732

Ohio National Financial Services, Inc.
6.80%, 1/24/2030(a) (e)	220,000	208,896

Ryan Specialty Group LLC
4.38%, 2/1/2030(a)	235,000	210,619
		18,454,892

Interactive Media & Services – 0.3%

Cars.com, Inc.
6.38%, 11/1/2028(a)	665,000	626,644

Rackspace Technology Global, Inc.
3.50%, 2/15/2028(a)	2,295,000	952,425
5.38%, 12/1/2028(a)	2,310,000	548,163

Ziff Davis, Inc.
4.63%, 10/15/2030(a)	200,000	175,726

ZipRecruiter, Inc.
5.00%, 1/15/2030(a)	1,495,000	1,305,688
		3,608,646

Investments	Principal Amount	Value

IT Services – 1.3%

Acuris Finance US, Inc.
5.00%, 5/1/2028(a)	$589,000	$467,254

Ahead DB Holdings LLC
6.63%, 5/1/2028(a)	715,000	597,025

Arches Buyer, Inc.
4.25%, 6/1/2028(a)	550,000	473,396
6.13%, 12/1/2028(a)	921,000	798,967

Cogent Communications Group, Inc.
3.50%, 5/1/2026(a)	890,000	827,437
7.00%, 6/15/2027(a)	755,000	747,475

Conduent Business Services LLC
6.00%, 11/1/2029(a)	2,290,000	1,882,105

Gartner, Inc.
4.50%, 7/1/2028(a)	1,420,000	1,334,479
3.75%, 10/1/2030(a)	445,000	388,605

ION Trading Technologies Sarl
5.75%, 5/15/2028(a)	900,000	753,111

Newfold Digital Holdings Group, Inc.
6.00%, 2/15/2029(a)	1,740,000	1,194,854

Northwest Fiber LLC
4.75%, 4/30/2027(a)	55,000	47,713
6.00%, 2/15/2028(a)	580,000	432,100
10.75%, 6/1/2028(a)	354,000	320,529

Presidio Holdings, Inc.
8.25%, 2/1/2028(a)	955,000	899,003

Unisys Corp.
6.88%, 11/1/2027(a)	2,015,000	1,341,550

Virtusa Corp.
7.13%, 12/15/2028(a)	870,000	700,338
		13,205,941

Leisure Products – 0.3%

Universal Entertainment Corp.
8.50%, 12/11/2024(a)	1,984,000	1,869,920

Vista Outdoor, Inc.
4.50%, 3/15/2029(a)	2,045,000	1,609,231
		3,479,151

Life Sciences Tools & Services – 0.1%

PRA Health Sciences, Inc.
2.88%, 7/15/2026(a)	890,000	812,311

See Accompanying Notes to the Financial Statements.

366	FLEXSHARES SEMIANNUAL REPORT

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Machinery – 1.7%

Amsted Industries, Inc.
4.63%, 5/15/2030(a)	$200,000	$181,297

Chart Industries, Inc.
7.50%, 1/1/2030(a)	2,770,000	2,853,100
9.50%, 1/1/2031(a)	700,000	741,125

GrafTech Finance, Inc.
4.63%, 12/15/2028(a)	2,145,000	1,802,894

Hillenbrand, Inc.
5.00%, 9/15/2026(e)	540,000	525,199

Husky III Holding Ltd.
13.00%, 2/15/2025(a) (b)	1,310,000	1,192,100

Interpipe Holdings plc
8.38%, 5/13/2026(a)	500,000	245,500

JPW Industries Holding Corp.
9.00%, 10/1/2024(a)	360,000	322,200

Manitowoc Co., Inc. (The)
9.00%, 4/1/2026(a)	200,000	198,433

Mueller Water Products, Inc.
4.00%, 6/15/2029(a)	230,000	207,710

OT Merger Corp.
7.88%, 10/15/2029(a)	855,000	504,450

Roller Bearing Co. of America, Inc.
4.38%, 10/15/2029(a)	100,000	90,707

SPX FLOW, Inc.
8.75%, 4/1/2030(a)	2,145,000	1,796,636

Terex Corp.
5.00%, 5/15/2029(a)	925,000	860,352

Titan Acquisition Ltd.
7.75%, 4/15/2026(a)	1,700,000	1,513,000

Titan International, Inc.
7.00%, 4/30/2028	1,745,000	1,560,012

TK Elevator Holdco GmbH
7.63%, 7/15/2028(a)	1,030,000	921,350

TK Elevator US Newco, Inc.
5.25%, 7/15/2027(a)	2,035,000	1,902,453

Wabash National Corp.
4.50%, 10/15/2028(a)	1,045,000	909,249
		18,327,767

Investments	Principal Amount	Value

Media – 5.9%

Advantage Sales & Marketing, Inc.
6.50%, 11/15/2028(a)	$1,275,000	$992,027

Altice Financing SA
5.00%, 1/15/2028(a)	1,495,000	1,210,504
5.75%, 8/15/2029(a)	3,500,000	2,791,787

AMC Networks, Inc.
4.25%, 2/15/2029	2,500,000	1,732,008

Belo Corp.
7.75%, 6/1/2027	625,000	598,156
7.25%, 9/15/2027	645,000	610,308

Cable One, Inc.
4.00%, 11/15/2030(a)	250,000	203,300

CMG Media Corp.
8.88%, 12/15/2027(a)	2,640,000	2,046,792

CSC Holdings LLC
6.50%, 2/1/2029(a)	395,000	329,799

Directv Financing LLC
5.88%, 8/15/2027(a)	2,975,000	2,610,770

DISH DBS Corp.
5.88%, 11/15/2024	1,675,000	1,385,860
7.75%, 7/1/2026	8,315,000	4,803,491
5.25%, 12/1/2026(a)	2,090,000	1,596,409
7.38%, 7/1/2028	4,704,000	2,356,816
5.75%, 12/1/2028(a)	1,805,000	1,283,187
5.13%, 6/1/2029	6,219,000	2,868,105

DISH Network Corp.
11.75%, 11/15/2027(a)	4,265,000	4,028,909

Gannett Holdings LLC
6.00%, 11/1/2026(a)	605,000	511,225

GCI LLC
4.75%, 10/15/2028(a)	1,625,000	1,389,375

Gray Escrow II, Inc.
5.38%, 11/15/2031(a)	790,000	506,406

Gray Television, Inc.
7.00%, 5/15/2027(a)	1,300,000	1,052,624
4.75%, 10/15/2030(a)	295,000	190,566

Nexstar Media, Inc.
5.63%, 7/15/2027(a)	3,030,000	2,845,715

Paramount Global
6.25%, 2/28/2057(c)	1,160,000	901,319
6.37%, 3/30/2062(c)	1,740,000	1,492,502

Radiate Holdco LLC
4.50%, 9/15/2026(a)	1,700,000	1,323,039
6.50%, 9/15/2028(a)	2,520,000	1,175,832

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	367

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Media – (continued)

Scripps Escrow, Inc.
5.88%, 7/15/2027(a)	$1,847,000	$1,324,539

Sinclair Television Group, Inc.
5.13%, 2/15/2027(a)	490,000	420,637
5.50%, 3/1/2030(a)	1,285,000	992,663

Sirius XM Radio, Inc.
3.13%, 9/1/2026(a)	1,810,000	1,619,914
5.00%, 8/1/2027(a)	2,570,000	2,363,897
4.00%, 7/15/2028(a)	1,605,000	1,355,182
5.50%, 7/1/2029(a)	755,000	672,502
4.13%, 7/1/2030(a)	995,000	798,087
3.88%, 9/1/2031(a)	1,045,000	789,676

Summer BC Bidco B LLC
5.50%, 10/31/2026(a)	755,000	633,697

TEGNA, Inc.
4.75%, 3/15/2026(a)	985,000	940,486
4.63%, 3/15/2028	1,797,000	1,599,869
5.00%, 9/15/2029	490,000	429,034

Townsquare Media, Inc.
6.88%, 2/1/2026(a)	1,020,000	950,915

Univision Communications, Inc.
4.50%, 5/1/2029(a)	800,000	689,491
7.38%, 6/30/2030(a)	545,000	522,941

UPC Broadband Finco BV
4.88%, 7/15/2031(a)	780,000	673,093

UPC Holding BV
5.50%, 1/15/2028(a)	1,184,000	1,059,680

Virgin Media Vendor Financing Notes IV DAC
5.00%, 7/15/2028(a)	685,000	614,094

VZ Secured Financing BV
5.00%, 1/15/2032(a)	710,000	592,508

Ziggo Bond Co. BV
5.13%, 2/28/2030(a)	178,000	144,634

Ziggo BV
4.88%, 1/15/2030(a)	920,000	792,056
		62,816,426

Metals & Mining – 1.7%

Allegheny Ludlum LLC
6.95%, 12/15/2025	195,000	196,950

Baffinland Iron Mines Corp.
8.75%, 7/15/2026(a)	835,000	805,313

Investments	Principal Amount	Value

Metals & Mining – (continued)

Compass Minerals International, Inc.
4.88%, 7/15/2024(a)	$320,000	$316,800
6.75%, 12/1/2027(a)	885,000	848,651

Constellium SE
3.75%, 4/15/2029(a)	250,000	215,179

Eldorado Gold Corp.
6.25%, 9/1/2029(a)	1,325,000	1,232,250

FMG Resources August 2006 Pty. Ltd.
5.88%, 4/15/2030(a)	315,000	305,485
4.38%, 4/1/2031(a)	1,070,000	929,433
6.13%, 4/15/2032(a)	550,000	532,145

Hecla Mining Co.
7.25%, 2/15/2028	900,000	900,083

Hudbay Minerals, Inc.
4.50%, 4/1/2026(a)	1,155,000	1,075,563
6.13%, 4/1/2029(a)	210,000	196,412

IAMGOLD Corp.
5.75%, 10/15/2028(a)	1,945,000	1,536,589

Kaiser Aluminum Corp.
4.63%, 3/1/2028(a)	1,270,000	1,121,461

Mineral Resources Ltd.
8.13%, 5/1/2027(a)	1,230,000	1,240,430
8.00%, 11/1/2027(a)	1,100,000	1,120,224
8.50%, 5/1/2030(a)	1,033,000	1,051,077

Novelis Corp.
3.88%, 8/15/2031(a)	500,000	418,700

SunCoke Energy, Inc.
4.88%, 6/30/2029(a)	1,200,000	1,044,780

Tacora Resources, Inc.
8.25%, 5/15/2026(a)	761,000	580,262

Taseko Mines Ltd.
7.00%, 2/15/2026(a)	1,060,000	977,944

TMS International Corp.
6.25%, 4/15/2029(a)	1,475,000	1,139,848

Warrior Met Coal, Inc.
7.88%, 12/1/2028(a)	545,000	550,702
		18,336,281

Mortgage Real Estate Investment Trusts (REITs) – 0.9%

Apollo Commercial Real Estate Finance, Inc.
4.63%, 6/15/2029(a)	160,000	121,154

See Accompanying Notes to the Financial Statements.

368	FLEXSHARES SEMIANNUAL REPORT

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Mortgage Real Estate Investment Trusts (REITs) – (continued)

Blackstone Mortgage Trust, Inc.
3.75%, 1/15/2027(a)	$1,045,000	$873,198

Ladder Capital Finance Holdings LLLP
5.25%, 10/1/2025(a)	654,000	614,760
4.25%, 2/1/2027(a)	1,630,000	1,389,575
4.75%, 6/15/2029(a)	2,745,000	2,171,981

Rithm Capital Corp.
6.25%, 10/15/2025(a)	1,445,000	1,323,953

Starwood Property Trust, Inc.
4.75%, 3/15/2025	890,000	841,050
3.63%, 7/15/2026(a)	760,000	654,391
4.38%, 1/15/2027(a)	1,340,000	1,155,388
		9,145,450

Multi-Utilities – 0.1%

Algonquin Power & Utilities Corp.
4.75%, 1/18/2082(c)	1,280,000	1,035,204

Office REITs – 0.2%

Office Properties Income Trust
REIT, 4.25%, 5/15/2024	475,000	448,472
REIT, 4.50%, 2/1/2025	1,745,000	1,484,443
		1,932,915

Oil, Gas & Consumable Fuels – 13.4%

Aethon United BR LP
8.25%, 2/15/2026(a)	1,050,000	1,019,620

Alliance Resource Operating Partners LP
7.50%, 5/1/2025(a)	155,000	154,031

Antero Midstream Partners LP
7.88%, 5/15/2026(a)	1,005,000	1,031,906
5.75%, 3/1/2027(a)	1,145,000	1,107,579
5.75%, 1/15/2028(a)	1,145,000	1,109,093
5.38%, 6/15/2029(a)	1,265,000	1,184,525

Apache Corp.
5.10%, 9/1/2040	915,000	784,192
5.25%, 2/1/2042	175,000	147,801
4.75%, 4/15/2043	140,000	109,150

Ascent Resources Utica Holdings LLC
7.00%, 11/1/2026(a)	875,000	846,712

Investments	Principal Amount	Value

Oil, Gas & Consumable Fuels – (continued)
8.25%, 12/31/2028(a)	$470,000	$455,257
5.88%, 6/30/2029(a)	1,040,000	934,062

Athabasca Oil Corp.
9.75%, 11/1/2026(a)	180,000	188,549

Baytex Energy Corp.
8.75%, 4/1/2027(a)	735,000	756,113
8.50%, 4/30/2030(a)	2,540,000	2,553,516

Berry Petroleum Co. LLC
7.00%, 2/15/2026(a)	420,000	399,452

Blue Racer Midstream LLC
6.63%, 7/15/2026(a)	420,000	412,823

Buckeye Partners LP
3.95%, 12/1/2026	800,000	728,000
4.13%, 12/1/2027	650,000	583,901
4.50%, 3/1/2028(a)	585,000	531,619

Callon Petroleum Co.
6.38%, 7/1/2026	535,000	516,888
8.00%, 8/1/2028(a)	1,140,000	1,124,750
7.50%, 6/15/2030(a)	1,550,000	1,472,215

Calumet Specialty Products Partners LP
11.00%, 4/15/2025(a)	375,000	385,145

Chesapeake Energy Corp.
5.88%, 2/1/2029(a)	710,000	679,013
6.75%, 4/15/2029(a)	1,655,000	1,638,325

Chord Energy Corp.
6.38%, 6/1/2026(a)	690,000	686,436

CITGO Petroleum Corp.
6.38%, 6/15/2026(a)	860,000	837,623

Civitas Resources, Inc.
5.00%, 10/15/2026(a)	720,000	676,800

CNX Midstream Partners LP
4.75%, 4/15/2030(a)	1,660,000	1,389,813

CNX Resources Corp.
6.00%, 1/15/2029(a)	1,395,000	1,290,450
7.38%, 1/15/2031(a)	1,290,000	1,244,613

Comstock Resources, Inc.
6.75%, 3/1/2029(a)	5,215,000	4,721,542
5.88%, 1/15/2030(a)	507,000	435,246

Coronado Finance Pty. Ltd.
10.75%, 5/15/2026(a)	320,000	329,472

CQP Holdco LP
5.50%, 6/15/2031(a)	965,000	898,125

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	369

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Oil, Gas & Consumable Fuels – (continued)

Crescent Energy Finance LLC
7.25%, 5/1/2026(a)	$1,230,000	$1,178,365
9.25%, 2/15/2028(a)	1,455,000	1,451,013

Crestwood Midstream Partners LP
5.63%, 5/1/2027(a)	1,060,000	1,017,208
6.00%, 2/1/2029(a)	1,825,000	1,720,062
8.00%, 4/1/2029(a)	790,000	803,825
7.38%, 2/1/2031(a)	1,560,000	1,560,000

CrownRock LP
5.00%, 5/1/2029(a)	200,000	188,947

CVR Energy, Inc.
5.75%, 2/15/2028(a)	680,000	607,648

DT Midstream, Inc.
4.13%, 6/15/2029(a)	725,000	642,533
4.38%, 6/15/2031(a)	625,000	543,447

Earthstone Energy Holdings LLC
8.00%, 4/15/2027(a)	1,445,000	1,410,233

Encino Acquisition Partners Holdings LLC
8.50%, 5/1/2028(a)	1,780,000	1,578,273

EnLink Midstream Partners LP
5.05%, 4/1/2045	60,000	47,615
5.45%, 6/1/2047	135,000	112,725

EnQuest plc
11.63%, 11/1/2027(a)	550,000	518,544

EQM Midstream Partners LP
6.00%, 7/1/2025(a)	720,000	707,352
4.13%, 12/1/2026	890,000	807,629
7.50%, 6/1/2027(a)	885,000	881,831
6.50%, 7/1/2027(a)	1,515,000	1,477,138

FTAI Infra Escrow Holdings LLC
10.50%, 6/1/2027(a)	1,410,000	1,424,100

Genesis Energy LP
6.50%, 10/1/2025	920,000	900,622
6.25%, 5/15/2026	585,000	563,638
8.00%, 1/15/2027	1,660,000	1,656,546
7.75%, 2/1/2028	1,210,000	1,190,922
8.88%, 4/15/2030	245,000	245,329

Global Partners LP
7.00%, 8/1/2027	1,060,000	1,024,532
6.88%, 1/15/2029	1,525,000	1,425,875

Gran Tierra Energy International Holdings Ltd.
6.25%, 2/15/2025(a)	355,000	303,525

Investments	Principal Amount	Value

Oil, Gas & Consumable Fuels – (continued)

Gran Tierra Energy, Inc.
7.75%, 5/23/2027(a)	$1,360,000	$1,028,063

Gulfport Energy Corp.
8.00%, 5/17/2026(a)	754,000	755,885

Harbour Energy plc
5.50%, 10/15/2026(a)	890,000	815,178

Harvest Midstream I LP
7.50%, 9/1/2028(a)	1,010,000	988,235

Hess Midstream Operations LP
5.13%, 6/15/2028(a)	670,000	636,440
4.25%, 2/15/2030(a)	405,000	360,081

Hilcorp Energy I LP
6.25%, 11/1/2028(a)	825,000	790,145
5.75%, 2/1/2029(a)	1,040,000	971,628
6.00%, 4/15/2030(a)	1,350,000	1,258,176
6.00%, 2/1/2031(a)	1,025,000	944,664
6.25%, 4/15/2032(a)	200,000	186,976

Holly Energy Partners LP
6.38%, 4/15/2027(a)	810,000	797,819
5.00%, 2/1/2028(a)	1,315,000	1,225,961

Howard Midstream Energy Partners LLC
6.75%, 1/15/2027(a)	665,000	620,607

Ithaca Energy North Sea plc
9.00%, 7/15/2026(a)	2,708,000	2,606,802

ITT Holdings LLC
6.50%, 8/1/2029(a)	3,052,000	2,533,984

Magnolia Oil & Gas Operating LLC
6.00%, 8/1/2026(a)	330,000	320,100

Martin Midstream Partners LP
11.50%, 2/15/2028(a)	1,745,000	1,699,709

Matador Resources Co.
5.88%, 9/15/2026	1,260,000	1,235,591
6.88%, 4/15/2028(a)	885,000	890,549

Moss Creek Resources Holdings, Inc.
7.50%, 1/15/2026(a)	2,955,000	2,762,314
10.50%, 5/15/2027(a)	1,955,000	1,887,213

Murphy Oil Corp.
7.05%, 5/1/2029	420,000	427,849
6.13%, 12/1/2042(e) (f)	35,000	29,973

New Fortress Energy, Inc.
6.75%, 9/15/2025(a)	3,235,000	3,080,810

See Accompanying Notes to the Financial Statements.

370	FLEXSHARES SEMIANNUAL REPORT

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Oil, Gas & Consumable Fuels – (continued)
6.50%, 9/30/2026(a)	$6,460,000	$5,948,564

NGL Energy Operating LLC
7.50%, 2/1/2026(a)	3,450,000	3,307,896

NGL Energy Partners LP
6.13%, 3/1/2025	700,000	646,576
7.50%, 4/15/2026	1,379,000	1,238,454

Northern Oil and Gas, Inc.
8.13%, 3/1/2028(a)	1,240,000	1,224,500

Northriver Midstream Finance LP
5.63%, 2/15/2026(a)	681,000	639,418

NuStar Logistics LP
5.75%, 10/1/2025	1,130,000	1,108,228
6.00%, 6/1/2026	805,000	792,176
5.63%, 4/28/2027	972,000	927,489
6.38%, 10/1/2030	290,000	279,273

Occidental Petroleum Corp.
7.15%, 5/15/2028	195,000	205,629
8.88%, 7/15/2030	1,630,000	1,915,250
6.63%, 9/1/2030	270,000	288,225
6.45%, 9/15/2036	485,000	514,706
Zero Coupon, 10/10/2036	1,185,000	617,668
7.95%, 6/15/2039	105,000	119,823
6.20%, 3/15/2040	420,000	431,143
6.60%, 3/15/2046	760,000	811,019

Parkland Corp.
5.88%, 7/15/2027(a)	875,000	852,047
4.50%, 10/1/2029(a)	2,010,000	1,761,262
4.63%, 5/1/2030(a)	440,000	382,835

PBF Holding Co. LLC
6.00%, 2/15/2028	1,470,000	1,352,180

Permian Resources Operating LLC
5.38%, 1/15/2026(a)	470,000	447,347
5.88%, 7/1/2029(a)	435,000	411,631

Rockcliff Energy II LLC
5.50%, 10/15/2029(a)	1,795,000	1,623,254

Rockies Express Pipeline LLC
4.95%, 7/15/2029(a)	245,000	226,245
4.80%, 5/15/2030(a)	70,000	62,283
6.88%, 4/15/2040(a)	90,000	78,331

SM Energy Co.
6.75%, 9/15/2026	755,000	743,675
6.63%, 1/15/2027	720,000	694,800
6.50%, 7/15/2028	700,000	663,250

Investments	Principal Amount	Value

Oil, Gas & Consumable Fuels – (continued)

Strathcona Resources Ltd.
6.88%, 8/1/2026(a)	$1,275,000	$1,078,225

Summit Midstream Holdings LLC
8.50%, 10/15/2026(a)	2,071,000	1,988,160

Sunoco LP
5.88%, 3/15/2028	655,000	640,263
4.50%, 5/15/2029	2,055,000	1,851,359
4.50%, 4/30/2030	2,095,000	1,869,723

Tallgrass Energy Partners LP
6.00%, 3/1/2027(a)	855,000	824,927
5.50%, 1/15/2028(a)	1,000,000	925,168
6.00%, 12/31/2030(a)	475,000	421,871

Tap Rock Resources LLC
7.00%, 10/1/2026(a)	675,000	648,547

Teine Energy Ltd.
6.88%, 4/15/2029(a)	905,000	826,588

TerraForm Power Operating LLC
5.00%, 1/31/2028(a)	1,215,000	1,163,362
4.75%, 1/15/2030(a)	375,000	347,809

Topaz Solar Farms LLC
5.75%, 9/30/2039(a)	2,364,852	2,332,211

Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029(a)	825,000	741,014
6.25%, 1/15/2030(a)	645,000	654,034
4.13%, 8/15/2031(a)	855,000	757,404
3.88%, 11/1/2033(a)	820,000	691,439

Vermilion Energy, Inc.
6.88%, 5/1/2030(a)	1,685,000	1,563,545

Viper Energy Partners LP
5.38%, 11/1/2027(a)	315,000	304,495

Vital Energy, Inc.
10.13%, 1/15/2028	800,000	804,256
7.75%, 7/31/2029(a)	1,245,000	1,099,086

W&T Offshore, Inc.
11.75%, 2/1/2026(a)	1,235,000	1,236,691
		141,293,940

Paper & Forest Products – 0.5%

Clearwater Paper Corp.
4.75%, 8/15/2028(a)	495,000	443,915

Domtar Corp.
6.75%, 10/1/2028(a)	1,099,000	951,839

Louisiana-Pacific Corp.
3.63%, 3/15/2029(a)	910,000	798,525

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	371

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Paper & Forest Products – (continued)

Mercer International, Inc.
5.50%, 1/15/2026	$452,000	$433,984
5.13%, 2/1/2029	3,700,000	3,089,746
		5,718,009

Passenger Airlines – 1.5%

Air Canada
3.88%, 8/15/2026(a)	2,090,000	1,934,678

Allegiant Travel Co.
7.25%, 8/15/2027(a)	975,000	962,935

American Airlines Group, Inc.
3.75%, 3/1/2025(a)	952,000	896,713

American Airlines, Inc.
11.75%, 7/15/2025(a)	4,050,000	4,455,240
7.25%, 2/15/2028(a)	1,315,000	1,279,013
5.75%, 4/20/2029(a)	1,425,000	1,354,156

Avianca Midco 2 plc
9.00%, 12/1/2028(a)	1,570,000	1,303,901

Hawaiian Brand Intellectual Property Ltd.
5.75%, 1/20/2026(a)	2,020,000	1,881,870

Spirit Loyalty Cayman Ltd.
8.00%, 9/20/2025(a)	2,030,000	2,049,765
		16,118,271

Personal Care Products – 0.4%

Coty, Inc.
4.75%, 1/15/2029(a)	230,000	215,913

Edgewell Personal Care Co.
5.50%, 6/1/2028(a)	1,315,000	1,258,485
4.13%, 4/1/2029(a)	240,000	212,599

Herbalife Nutrition Ltd.
7.88%, 9/1/2025(a)	997,000	954,114

Oriflame Investment Holding plc
5.13%, 5/4/2026(a)	1,195,000	703,855

Prestige Brands, Inc.
5.13%, 1/15/2028(a)	770,000	746,800
3.75%, 4/1/2031(a)	270,000	228,841
		4,320,607

Pharmaceuticals – 2.2%

Bausch Health Americas, Inc.
9.25%, 4/1/2026(a)	3,090,000	2,487,450

Investments	Principal Amount	Value

Pharmaceuticals – (continued)

Bausch Health Cos., Inc.
5.50%, 11/1/2025(a)	$1,705,000	$1,486,070
9.00%, 12/15/2025(a)	2,488,000	2,081,834
6.13%, 2/1/2027(a)	4,165,000	3,001,156
5.75%, 8/15/2027(a)	2,265,000	1,565,636
4.88%, 6/1/2028(a)	1,195,000	787,206
11.00%, 9/30/2028(a)	6,995,000	5,639,719
5.25%, 1/30/2030(a)	460,000	216,200

Cheplapharm Arzneimittel GmbH
5.50%, 1/15/2028(a)	640,000	584,087

HLF Financing Sarl LLC
4.88%, 6/1/2029(a)	1,435,000	1,098,521

Jazz Securities DAC
4.38%, 1/15/2029(a)	185,000	170,027

Organon & Co.
4.13%, 4/30/2028(a)	715,000	657,803
5.13%, 4/30/2031(a)	1,457,000	1,298,251

P&L Development LLC
7.75%, 11/15/2025(a)	945,000	756,000

Perrigo Finance Unlimited Co.
4.38%, 3/15/2026	1,235,000	1,187,313
4.40%, 6/15/2030(e)	390,000	351,974
		23,369,247

Professional Services – 0.7%

AMN Healthcare, Inc.
4.63%, 10/1/2027(a)	890,000	829,816

ASGN, Inc.
4.63%, 5/15/2028(a)	1,080,000	998,049

CoreLogic, Inc.
4.50%, 5/1/2028(a)	3,215,000	2,628,262

Dun & Bradstreet Corp. (The)
5.00%, 12/15/2029(a)	235,000	206,346

KBR, Inc.
4.75%, 9/30/2028(a)	670,000	619,509

Korn Ferry
4.63%, 12/15/2027(a)	800,000	759,800

Science Applications International Corp.
4.88%, 4/1/2028(a)	665,000	627,381

TriNet Group, Inc.
3.50%, 3/1/2029(a)	1,290,000	1,128,105
		7,797,268

See Accompanying Notes to the Financial Statements.

372	FLEXSHARES SEMIANNUAL REPORT

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Real Estate Management & Development – 1.1%

Cushman & Wakefield US Borrower LLC
6.75%, 5/15/2028(a)	$1,145,000	$1,068,594

Five Point Operating Co. LP
7.88%, 11/15/2025(a)	1,705,000	1,538,762

Forestar Group, Inc.
3.85%, 5/15/2026(a)	731,000	676,007
5.00%, 3/1/2028(a)	815,000	740,945

Howard Hughes Corp. (The)
4.38%, 2/1/2031(a)	310,000	251,144

Hunt Cos., Inc.
5.25%, 4/15/2029(a)	1,715,000	1,322,241

Kennedy-Wilson, Inc.
4.75%, 3/1/2029	1,490,000	1,190,450
4.75%, 2/1/2030	2,495,000	1,931,305
5.00%, 3/1/2031	275,000	208,469

Realogy Group LLC
5.75%, 1/15/2029(a)	530,000	393,525

WeWork Cos. LLC
5.00%, 7/10/2025(a)	1,415,000	740,000

WeWork Cos., Inc.
7.88%, 5/1/2025(a)	2,870,000	1,526,783
		11,588,225

Retail REITs – 0.4%

Brookfield Property REIT, Inc.
REIT, 5.75%, 5/15/2026(a)	1,690,000	1,533,764
REIT, 4.50%, 4/1/2027(a)	3,250,000	2,687,750
		4,221,514

Software – 3.3%

Alteryx, Inc.
8.75%, 3/15/2028(a)	745,000	724,259

AthenaHealth Group, Inc.
6.50%, 2/15/2030(a)	10,000,000	8,213,385

Central Parent, Inc.
7.25%, 6/15/2029(a)	550,000	544,576

Clarivate Science Holdings Corp.
4.88%, 7/1/2029(a)	575,000	517,840

Cloud Software Group, Inc.
6.50%, 3/31/2029(a)	6,840,000	6,160,227
9.00%, 9/30/2029(a)	3,090,000	2,655,237

Investments	Principal Amount	Value

Software – (continued)

Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026(a)	$555,000	$510,298
6.50%, 10/15/2028(a)	1,000,000	875,000

CWT Travel Group, Inc.
8.50%, 11/19/2026(a)	1,581,000	1,114,770

Gen Digital, Inc.
7.13%, 9/30/2030(a)	285,000	286,285

GoTo Group, Inc.
5.50%, 9/1/2027(a)	2,639,000	1,485,783

Helios Software Holdings, Inc.
4.63%, 5/1/2028(a)	480,000	403,200

McAfee Corp.
7.38%, 2/15/2030(a)	8,585,000	7,126,403

Open Text Corp.
3.88%, 12/1/2029(a)	540,000	453,837

Open Text Holdings, Inc.
4.13%, 2/15/2030(a)	565,000	482,443
4.13%, 12/1/2031(a)	400,000	331,067

Rocket Software, Inc.
6.50%, 2/15/2029(a)	955,000	792,707

Veritas US, Inc.
7.50%, 9/1/2025(a)	3,000,000	2,276,444
		34,953,761

Specialized REITs – 0.2%

Iron Mountain, Inc.
REIT, 5.25%, 7/15/2030(a)	895,000	824,319
REIT, 4.50%, 2/15/2031(a)	800,000	695,589
REIT, 5.63%, 7/15/2032(a)	224,000	203,441
		1,723,349

Specialty Retail – 3.7%

99 Escrow Issuer, Inc.
7.50%, 1/15/2026(a)	240,000	93,000

Arko Corp.
5.13%, 11/15/2029(a)	1,100,000	891,330

At Home Group, Inc.
4.88%, 7/15/2028(a)	1,260,000	817,750
7.13%, 7/15/2029(a)	2,140,000	1,198,400

Bath & Body Works, Inc.
6.95%, 3/1/2033	230,000	202,920
6.88%, 11/1/2035	515,000	466,106
6.75%, 7/1/2036	395,000	351,544

BCPE Ulysses Intermediate, Inc.
7.75%, 4/1/2027(a) (b)	965,000	772,000

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	373

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Specialty Retail – (continued)

eG Global Finance plc
6.75%, 2/7/2025(a)	$1,255,000	$1,189,113
8.50%, 10/30/2025(a)	600,000	571,638

Evergreen Acqco 1 LP
9.75%, 4/26/2028(a)	960,000	961,200

Gap, Inc. (The)
3.63%, 10/1/2029(a)	200,000	141,611

Guitar Center, Inc.
8.50%, 1/15/2026(a)	1,385,000	1,225,492

GYP Holdings III Corp.
4.63%, 5/1/2029(a)	870,000	767,775

Ken Garff Automotive LLC
4.88%, 9/15/2028(a)	125,000	109,172

LBM Acquisition LLC
6.25%, 1/15/2029(a)	2,005,000	1,596,742

LCM Investments Holdings II LLC
4.88%, 5/1/2029(a)	600,000	511,502

LSF9 Atlantis Holdings LLC
7.75%, 2/15/2026(a)	1,085,000	1,017,243

Michaels Cos., Inc. (The)
5.25%, 5/1/2028(a)	3,535,000	2,912,168
7.88%, 5/1/2029(a)	5,390,000	3,613,241

Murphy Oil USA, Inc.
3.75%, 2/15/2031(a)	300,000	256,632

Park River Holdings, Inc.
5.63%, 2/1/2029(a)	895,000	655,328
6.75%, 8/1/2029(a)	740,000	540,194

Sonic Automotive, Inc.
4.63%, 11/15/2029(a)	255,000	213,910
4.88%, 11/15/2031(a)	250,000	201,875

Specialty Building Products Holdings LLC
6.38%, 9/30/2026(a)	1,275,000	1,157,062

SRS Distribution, Inc.
4.63%, 7/1/2028(a)	270,000	237,782
6.13%, 7/1/2029(a)	1,125,000	928,046
6.00%, 12/1/2029(a)	2,065,000	1,681,943

Staples, Inc.
7.50%, 4/15/2026(a)	8,355,000	7,046,079
10.75%, 4/15/2027(a)	4,108,000	2,780,855

Upbound Group, Inc.
6.38%, 2/15/2029(a)	1,290,000	1,132,723

Investments	Principal Amount	Value

Specialty Retail – (continued)

Valvoline, Inc.
3.63%, 6/15/2031(a)	$150,000	$124,553

Victoria’s Secret & Co.
4.63%, 7/15/2029(a)	275,000	222,417

White Cap Buyer LLC
6.88%, 10/15/2028(a)	1,670,000	1,448,160

White Cap Parent LLC
8.25%, 3/15/2026(a) (b)	625,000	573,045
		38,610,551

Technology Hardware, Storage & Peripherals – 0.3%

Seagate HDD Cayman
5.75%, 12/1/2034	325,000	288,460

Xerox Holdings Corp.
5.00%, 8/15/2025(a)	1,320,000	1,257,780
5.50%, 8/15/2028(a)	1,865,000	1,607,591
		3,153,831

Textiles, Apparel & Luxury Goods – 0.1%

Eagle Intermediate Global Holding BV
7.50%, 5/1/2025(a)	1,316,000	852,110

Tobacco – 0.3%

Turning Point Brands, Inc.
5.63%, 2/15/2026(a)	155,000	141,825

Vector Group Ltd.
10.50%, 11/1/2026(a)	1,025,000	1,031,888
5.75%, 2/1/2029(a)	2,275,000	2,035,285
		3,208,998

Trading Companies & Distributors – 0.7%

Alta Equipment Group, Inc.
5.63%, 4/15/2026(a)	840,000	774,621

Beacon Roofing Supply, Inc.
4.50%, 11/15/2026(a)	420,000	397,737
4.13%, 5/15/2029(a)	895,000	782,952

BlueLinx Holdings, Inc.
6.00%, 11/15/2029(a)	1,290,000	1,077,150

Boise Cascade Co.
4.88%, 7/1/2030(a)	230,000	207,597

Foundation Building Materials, Inc.
6.00%, 3/1/2029(a)	935,000	746,985

See Accompanying Notes to the Financial Statements.

374	FLEXSHARES SEMIANNUAL REPORT

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

Trading Companies & Distributors – (continued)

Herc Holdings, Inc.
5.50%, 7/15/2027(a)	$2,110,000	$2,015,017

Imola Merger Corp.
4.75%, 5/15/2029(a)	1,500,000	1,298,927
		7,300,986

Wireless Telecommunication Services – 0.7%

C&W Senior Financing DAC
6.88%, 9/15/2027(a)	840,000	735,000

Connect Finco Sarl
6.75%, 10/1/2026(a)	1,495,000	1,424,814

Hughes Satellite Systems Corp.
5.25%, 8/1/2026	1,320,000	1,262,039
6.63%, 8/1/2026	1,200,000	1,133,388

Rogers Communications, Inc.
5.25%, 3/15/2082(a) (c)	1,335,000	1,206,173

Vmed O2 UK Financing I plc
4.25%, 1/31/2031(a)	565,000	468,337
4.75%, 7/15/2031(a)	1,260,000	1,073,693

Vodafone Group plc
5.12%, 6/4/2081(c)	465,000	352,414

		7,655,858
Total Corporate Bonds (Cost $1,070,701,497)		1,029,903,166

Total Investments – 97.5% (Cost $1,070,701,497)		1,029,903,166

Other assets less liabilities – 2.5%		26,450,576
NET ASSETS – 100.0%		$1,056,353,742

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Payment in-kind security.

(c)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

(d)	Represents less than 0.05% of net assets.
(e)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of April 30, 2023.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2023.

Percentages shown are based on Net Assets.

Abbreviations

REIT – Real Estate Investment Trust

SCA – Limited partnership with share capital

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,157,936
Aggregate gross unrealized depreciation	(73,543,535)
Net unrealized depreciation	$(67,385,599)
Federal income tax cost	$1,097,288,765

Security Type	% of Net Assets
Corporate Bonds	97.5%
Others(1)	2.5
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	375

Schedule of Investments

FlexShares® ESG & Climate High Yield Corporate Core Index Fund

April 30, 2023 (Unaudited)

Investments	Principal Amount	Value

CORPORATE BONDS – 97.1%

Automobile Components – 1.4%

Dealer Tire LLC
8.00%, 2/1/2028(a)	$11,000	$10,202

Goodyear Tire & Rubber Co. (The)
9.50%, 5/31/2025	45,000	46,068
5.00%, 5/31/2026	35,000	34,006
5.00%, 7/15/2029	23,000	20,331
5.25%, 4/30/2031	33,000	28,626
5.25%, 7/15/2031	39,000	33,638
5.63%, 4/30/2033	17,000	14,715

Icahn Enterprises LP
6.38%, 12/15/2025	12,000	11,898
6.25%, 5/15/2026	20,000	19,679
5.25%, 5/15/2027	32,000	30,156

Real Hero Merger Sub 2, Inc.
6.25%, 2/1/2029(a)	15,000	11,287

Wheel Pros, Inc.
6.50%, 5/15/2029(a)	11,000	5,170
		265,776

Automobiles – 0.9%

Ford Motor Co.
7.13%, 11/15/2025	5,000	5,099
4.35%, 12/8/2026	23,000	22,343
6.63%, 10/1/2028	5,000	5,090
6.38%, 2/1/2029	5,000	4,982
9.63%, 4/22/2030	10,000	11,629
7.45%, 7/16/2031	12,000	12,630
3.25%, 2/12/2032	28,000	21,714
6.10%, 8/19/2032	25,000	23,842
4.75%, 1/15/2043	25,000	18,782
5.29%, 12/8/2046	12,000	9,705

Nissan Motor Co. Ltd.
4.35%, 9/17/2027(a)	25,000	22,910
4.81%, 9/17/2030(a)	15,000	13,193
		171,919

Banks – 0.8%

Intesa Sanpaolo SpA
5.02%, 6/26/2024(a)	9,000	8,744
5.71%, 1/15/2026(a)	23,000	22,148
4.20%, 6/1/2032(a) (b)	20,000	15,158

Investments	Principal Amount	Value

Banks – (continued)

Provident Financing Trust I
7.41%, 3/15/2038	$5,000	$5,025

UniCredit SpA
5.86%, 6/19/2032(a) (b)	29,000	26,417
7.30%, 4/2/2034(a) (b)	78,000	74,629
		152,121

Beverages – 0.1%

Primo Water Holdings, Inc.
4.38%, 4/30/2029(a)	30,000	26,458

Biotechnology – 0.2%

Emergent BioSolutions, Inc.
3.88%, 8/15/2028(a)	11,000	5,836

Grifols Escrow Issuer SA
4.75%, 10/15/2028(a)	32,000	25,662
		31,498

Broadline Retail – 2.0%

Go Daddy Operating Co. LLC
3.50%, 3/1/2029(a)	40,000	34,651

Kohl’s Corp.
4.25%, 7/17/2025	15,000	14,017
3.62%, 5/1/2031(c)	25,000	17,049
5.55%, 7/17/2045	20,000	11,651

Macy’s Retail Holdings LLC
5.88%, 4/1/2029(a)	11,000	10,076
5.88%, 3/15/2030(a)	32,000	28,414
6.13%, 3/15/2032(a)	11,000	9,629

Marks & Spencer plc
7.13%, 12/1/2037(a)	13,000	12,040

Match Group Holdings II LLC
4.63%, 6/1/2028(a)	22,000	20,295
4.13%, 8/1/2030(a)	44,000	37,608
3.63%, 10/1/2031(a)	14,000	11,437

Nordstrom, Inc.
4.38%, 4/1/2030	32,000	25,026
4.25%, 8/1/2031	49,000	36,387
5.00%, 1/15/2044	28,000	17,509

Photo Holdings Merger Sub, Inc.
8.50%, 10/1/2026(a)	21,000	8,979

See Accompanying Notes to the Financial Statements.

376	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Broadline Retail – (continued)

QVC, Inc.
4.45%, 2/15/2025	$44,000	$32,340
4.75%, 2/15/2027	14,000	7,070

Rakuten Group, Inc.
10.25%, 11/30/2024(a)	50,000	48,575
		382,753

Building Products – 0.8%

Advanced Drainage Systems, Inc.
5.00%, 9/30/2027(a)	11,000	10,519
6.38%, 6/15/2030(a)	23,000	22,754

Builders FirstSource, Inc.
5.00%, 3/1/2030(a)	5,000	4,668
4.25%, 2/1/2032(a)	17,000	14,895
6.38%, 6/15/2032(a)	12,000	11,937

Cornerstone Building Brands, Inc.
6.13%, 1/15/2029(a)	9,000	6,773

CP Atlas Buyer, Inc.
7.00%, 12/1/2028(a)	14,000	10,521

New Enterprise Stone & Lime Co., Inc.
5.25%, 7/15/2028(a)	12,000	10,740
9.75%, 7/15/2028(a)	5,000	4,775

Oscar Acquisition Co. LLC
9.50%, 4/15/2030(a)	10,000	8,750

Smyrna Ready Mix Concrete LLC
6.00%, 11/1/2028(a)	28,000	26,206

Summit Materials LLC
5.25%, 1/15/2029(a)	12,000	11,402
		143,940

Capital Markets – 0.7%

Advisor Group Holdings, Inc.
10.75%, 8/1/2027(a)	15,000	14,881

AG TTMT Escrow Issuer LLC
8.63%, 9/30/2027(a)	16,000	16,449

Aretec Escrow Issuer, Inc.
7.50%, 4/1/2029(a)	11,000	9,213

Coinbase Global, Inc.
3.38%, 10/1/2028(a)	28,000	16,915
3.63%, 10/1/2031(a)	33,000	18,441

Investments	Principal Amount	Value

Capital Markets – (continued)

Compass Group Diversified Holdings LLC
5.25%, 4/15/2029(a)	$20,000	$18,002

Dresdner Funding Trust I
8.15%, 6/30/2031(a)	25,000	26,444

Nomura Holdings, Inc.
2.65%, 1/16/2025	5,000	4,743
		125,088

Chemicals – 1.7%

Ashland LLC
3.38%, 9/1/2031(a)	30,000	24,820

ASP Unifrax Holdings, Inc.
7.50%, 9/30/2029(a)	11,000	7,861

Avient Corp.
5.75%, 5/15/2025(a)	30,000	29,978
7.13%, 8/1/2030(a)	23,000	23,506

Axalta Coating Systems LLC
3.38%, 2/15/2029(a)	33,000	28,537

Chemours Co. (The)
5.75%, 11/15/2028(a)	28,000	24,886

Element Solutions, Inc.
3.88%, 9/1/2028(a)	39,000	34,412

Gates Global LLC
6.25%, 1/15/2026(a)	11,000	10,890

GPD Cos., Inc.
10.13%, 4/1/2026(a)	11,000	10,060

Illuminate Buyer LLC
9.00%, 7/1/2028(a)	11,000	9,759

LSF11 A5 HoldCo LLC
6.63%, 10/15/2029(a)	11,000	9,474

Methanex Corp.
5.25%, 12/15/2029	16,000	15,014

Minerals Technologies, Inc.
5.00%, 7/1/2028(a)	10,000	9,125

Nufarm Australia Ltd.
5.00%, 1/27/2030(a)	11,000	9,776

Olympus Water US Holding Corp.
6.25%, 10/1/2029(a)	5,000	4,018

SCIH Salt Holdings, Inc.
4.88%, 5/1/2028(a)	23,000	20,710
6.63%, 5/1/2029(a)	33,000	27,512

Vibrantz Technologies, Inc.
9.00%, 2/15/2030(a)	23,000	17,588
		317,926

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	377

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Commercial Services & Supplies – 1.9%

Allied Universal Holdco LLC
6.63%, 7/15/2026(a)	$72,000	$69,404
9.75%, 7/15/2027(a)	71,000	66,047
4.63%, 6/1/2028(a)	50,000	43,432
6.00%, 6/1/2029(a)	19,000	14,896

Aptim Corp.
7.75%, 6/15/2025(a)	15,000	11,849

Garda World Security Corp.
4.63%, 2/15/2027(a)	14,000	12,860
9.50%, 11/1/2027(a)	17,000	16,291
6.00%, 6/1/2029(a)	11,000	9,048

GFL Environmental, Inc.
3.50%, 9/1/2028(a)	23,000	20,904
4.75%, 6/15/2029(a)	17,000	15,822

Neptune Bidco US, Inc.
9.29%, 4/15/2029(a)	20,000	18,825

Prime Security Services Borrower LLC
5.25%, 4/15/2024(a)	6,000	5,971

Steelcase, Inc.
5.13%, 1/18/2029	14,000	12,460

Vericast Corp.
11.00%, 9/15/2026(a)	5,000	5,300

WASH Multifamily Acquisition, Inc.
5.75%, 4/15/2026(a)	20,000	18,750

Waste Pro USA, Inc.
5.50%, 2/15/2026(a)	11,000	10,225
		352,084

Communications Equipment – 0.1%

Ciena Corp.
4.00%, 1/31/2030(a)	10,000	8,784

CommScope, Inc.
6.00%, 3/1/2026(a)	3,000	2,865
		11,649

Construction & Engineering – 0.7%

AECOM
5.13%, 3/15/2027	35,000	34,285

Arcosa, Inc.
4.38%, 4/15/2029(a)	10,000	9,109

Artera Services LLC
9.03%, 12/4/2025(a)	28,000	24,048

Investments	Principal Amount	Value

Construction & Engineering – (continued)

Brand Industrial Services, Inc.
8.50%, 7/15/2025(a)	$27,000	$25,265

Cellnex Finance Co. SA
3.88%, 7/7/2041(a)	5,000	3,720

Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029(a)	11,000	9,166

Great Lakes Dredge & Dock Corp.
5.25%, 6/1/2029(a)	10,000	7,866

Pike Corp.
5.50%, 9/1/2028(a)	11,000	9,981

Tutor Perini Corp.
6.88%, 5/1/2025(a)	11,000	7,965
		131,405

Consumer Finance – 4.0%

Cobra Acquisition Co. LLC
6.38%, 11/1/2029(a)	11,000	6,325

Ford Motor Credit Co. LLC
5.13%, 6/16/2025	70,000	68,141
3.38%, 11/13/2025	25,000	23,216
4.39%, 1/8/2026	40,000	38,004
4.54%, 8/1/2026	70,000	66,005
2.70%, 8/10/2026	50,000	44,350
4.95%, 5/28/2027	60,000	56,742
6.80%, 5/12/2028	50,000	50,030
5.11%, 5/3/2029	40,000	37,271
7.35%, 3/6/2030	40,000	41,086
4.00%, 11/13/2030	24,000	20,579

goeasy Ltd.
5.38%, 12/1/2024(a)	17,000	16,141
4.38%, 5/1/2026(a)	11,000	9,651

LFS Topco LLC
5.88%, 10/15/2026(a)	12,000	10,530

OneMain Finance Corp.
6.88%, 3/15/2025	33,000	32,283
7.13%, 3/15/2026	42,000	40,931
3.50%, 1/15/2027	39,000	33,311
6.63%, 1/15/2028	33,000	30,607
3.88%, 9/15/2028	23,000	18,458
5.38%, 11/15/2029	39,000	32,809
4.00%, 9/15/2030	33,000	24,921

SLM Corp.
4.20%, 10/29/2025	12,000	11,085
3.13%, 11/2/2026	12,000	10,500

See Accompanying Notes to the Financial Statements.

378	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Consumer Finance – (continued)

Synchrony Financial
7.25%, 2/2/2033	$23,000	$21,160
		744,136

Consumer Staples Distribution & Retail – 1.6%

Albertsons Cos., Inc.
3.25%, 3/15/2026(a)	20,000	18,809
4.63%, 1/15/2027(a)	38,000	36,734
5.88%, 2/15/2028(a)	51,000	50,487
3.50%, 3/15/2029(a)	38,000	33,668
4.88%, 2/15/2030(a)	25,000	23,313

Rite Aid Corp.
8.00%, 11/15/2026(a)	40,000	21,641

Safeway, Inc.
7.25%, 2/1/2031	11,000	11,110

US Foods, Inc.
6.25%, 4/15/2025(a)	55,000	55,286
4.75%, 2/15/2029(a)	32,000	29,766
4.63%, 6/1/2030(a)	17,000	15,546
		296,360

Containers & Packaging – 2.2%

Ball Corp.
5.25%, 7/1/2025	30,000	29,976
4.88%, 3/15/2026	25,000	24,756
6.88%, 3/15/2028	28,000	29,116
2.88%, 8/15/2030	40,000	33,511
3.13%, 9/15/2031	28,000	23,320

Cascades, Inc.
5.13%, 1/15/2026(a)	40,000	38,008

Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/2029(a)	15,000	14,723
8.75%, 4/15/2030(a)	30,000	27,609

Crown Americas LLC
4.75%, 2/1/2026	32,000	31,370
4.25%, 9/30/2026	33,000	31,591
5.25%, 4/1/2030	28,000	27,236

Graphic Packaging International LLC
4.13%, 8/15/2024	12,000	11,818
3.50%, 3/15/2028(a)	12,000	10,876
3.50%, 3/1/2029(a)	12,000	10,627
3.75%, 2/1/2030(a)	12,000	10,727

Investments	Principal Amount	Value

Containers & Packaging – (continued)

Mauser Packaging Solutions Holding Co.
7.88%, 8/15/2026(a)	$25,000	$25,358

Sealed Air Corp.
6.13%, 2/1/2028(a)	25,000	25,368
5.00%, 4/15/2029(a)	15,000	14,377
		420,367

Distributors – 0.4%

American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/2028(a)	16,000	14,648

BCPE Empire Holdings, Inc.
7.63%, 5/1/2027(a)	11,000	10,092

Ritchie Bros Holdings, Inc.
6.75%, 3/15/2028(a)	15,000	15,525
7.75%, 3/15/2031(a)	25,000	26,563

Univar Solutions USA, Inc.
5.13%, 12/1/2027(a)	16,000	16,024
		82,852

Diversified Consumer Services – 0.7%

Adtalem Global Education, Inc.
5.50%, 3/1/2028(a)	12,000	11,400

Grand Canyon University
5.13%, 10/1/2028	18,000	16,240

Service Corp. International
4.63%, 12/15/2027	23,000	22,321
5.13%, 6/1/2029	25,000	24,062
3.38%, 8/15/2030	26,000	22,028
4.00%, 5/15/2031	23,000	20,269

Signal Parent, Inc.
6.13%, 4/1/2029(a)	5,000	2,071

Sotheby’s
7.38%, 10/15/2027(a)	5,000	4,688
		123,079

Diversified REITs – 0.4%

HAT Holdings I LLC
REIT, 6.00%, 4/15/2025(a)	10,000	9,719
REIT, 3.38%, 6/15/2026(a)	40,000	35,504
REIT, 3.75%, 9/15/2030(a)	23,000	18,078

Uniti Group LP
REIT, 10.50%, 2/15/2028(a)	20,000	19,138
		82,439

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	379

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Diversified Telecommunication Services – 7.3%

Altice France Holding SA
10.50%, 5/15/2027(a)	$50,000	$36,924
6.00%, 2/15/2028(a)	45,000	27,709

Altice France SA
8.13%, 2/1/2027(a)	50,000	44,646
5.50%, 1/15/2028(a)	40,000	31,490
5.13%, 7/15/2029(a)	9,000	6,654
5.50%, 10/15/2029(a)	30,000	22,457

British Telecommunications plc
4.25%, 11/23/2081(a) (b)	32,000	28,217

CCO Holdings LLC
5.50%, 5/1/2026(a)	25,000	24,542
5.13%, 5/1/2027(a)	111,000	104,736
5.00%, 2/1/2028(a)	73,000	67,495
5.38%, 6/1/2029(a)	45,000	41,270
4.75%, 3/1/2030(a)	90,000	77,436
4.50%, 8/15/2030(a)	59,000	49,542
4.25%, 2/1/2031(a)	84,000	68,797
4.75%, 2/1/2032(a)	20,000	16,550
4.50%, 5/1/2032	103,000	82,459
4.50%, 6/1/2033(a)	20,000	15,920
4.25%, 1/15/2034(a)	25,000	19,044

Embarq Corp.
8.00%, 6/1/2036	40,000	17,200

Iliad Holding SASU
6.50%, 10/15/2026(a)	45,000	43,300
7.00%, 10/15/2028(a)	14,000	13,246

Intelsat Jackson Holdings SA
6.50%, 3/15/2030(a)	83,000	76,593

Level 3 Financing, Inc.
3.40%, 3/1/2027(a)	32,000	25,036
4.63%, 9/15/2027(a)	28,000	17,294
4.25%, 7/1/2028(a)	61,000	35,560
3.75%, 7/15/2029(a)	45,000	25,325
10.50%, 5/15/2030(a)	47,000	44,993

Lumen Technologies, Inc.
4.00%, 2/15/2027(a)	42,000	28,048
Series P, 7.60%, 9/15/2039	14,000	5,372
Series U, 7.65%, 3/15/2042	23,000	9,545

Telecom Italia Capital SA
6.38%, 11/15/2033	40,000	35,759
6.00%, 9/30/2034	15,000	12,787
7.20%, 7/18/2036	39,000	35,243
7.72%, 6/4/2038	21,000	19,633

Investments	Principal Amount	Value

Diversified Telecommunication Services – (continued)

Telecom Italia SpA
5.30%, 5/30/2024(a)	$54,000	$52,744

Telesat Canada
5.63%, 12/6/2026(a)	14,000	7,820
4.88%, 6/1/2027(a)	9,000	4,817
6.50%, 10/15/2027(a)	23,000	8,060

Windstream Escrow LLC
7.75%, 8/15/2028(a)	45,000	37,063

Zayo Group Holdings, Inc.
4.00%, 3/1/2027(a)	41,000	31,043
6.13%, 3/1/2028(a)	32,000	20,457
		1,372,826

Electric Utilities – 0.5%

Edison International
8.12%, 6/15/2053(b)	20,000	20,575

FirstEnergy Corp.
Series B, 4.15%, 7/15/2027(c)	23,000	22,368
2.65%, 3/1/2030	10,000	8,637
Series C, 7.38%, 11/15/2031	11,000	12,513
Series C, 3.40%, 3/1/2050	11,000	7,707

Pattern Energy Operations LP
4.50%, 8/15/2028(a)	17,000	15,815
		87,615

Electrical Equipment – 0.4%

Atkore, Inc.
4.25%, 6/1/2031(a)	11,000	9,685

EnerSys
4.38%, 12/15/2027(a)	11,000	10,285

Sensata Technologies BV
5.00%, 10/1/2025(a)	32,000	31,507
4.00%, 4/15/2029(a)	32,000	28,918
		80,395

Electronic Equipment, Instruments & Components – 0.1%

Likewize Corp.
9.75%, 10/15/2025(a)	11,000	9,834

Sensata Technologies, Inc.
3.75%, 2/15/2031(a)	9,000	7,819
		17,653

See Accompanying Notes to the Financial Statements.

380	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Energy Equipment & Services – 1.8%

Archrock Partners LP
6.88%, 4/1/2027(a)	$17,000	$16,703
6.25%, 4/1/2028(a)	38,000	36,478

CGG SA
8.75%, 4/1/2027(a)	5,000	4,301

Petrofac Ltd.
9.75%, 11/15/2026(a)	23,000	16,089

Solaris Midstream Holdings LLC
7.63%, 4/1/2026(a)	11,000	10,560

Transocean Poseidon Ltd.
6.88%, 2/1/2027(a)	14,625	14,266

Transocean, Inc.
7.25%, 11/1/2025(a)	14,000	13,335
7.50%, 1/15/2026(a)	17,000	15,681
11.50%, 1/30/2027(a)	28,000	28,657
8.00%, 2/1/2027(a)	17,000	15,089
8.75%, 2/15/2030(a)	35,000	35,315
7.50%, 4/15/2031	11,000	8,470
6.80%, 3/15/2038	29,000	19,742

USA Compression Partners LP
6.88%, 4/1/2026	50,000	49,460

Weatherford International Ltd.
6.50%, 9/15/2028(a)	12,000	12,000
8.63%, 4/30/2030(a)	44,000	44,819
		340,965

Entertainment – 0.7%

Allen Media LLC
10.50%, 2/15/2028(a)	20,000	10,708

AMC Entertainment Holdings, Inc.
10.00%, 6/15/2026(a)	39,000	26,336

Live Nation Entertainment, Inc.
4.88%, 11/1/2024(a)	15,000	14,812
6.50%, 5/15/2027(a)	31,000	31,349
4.75%, 10/15/2027(a)	45,000	41,677

Warner Media LLC
7.63%, 4/15/2031	10,000	10,995
		135,877

Financial Services – 2.5%

Armor Holdco, Inc.
8.50%, 11/15/2029(a)	9,000	7,460

Investments	Principal Amount	Value

Financial Services – (continued)

Block, Inc.
2.75%, 6/1/2026	$44,000	$39,821
3.50%, 6/1/2031	23,000	18,738

CPI CG, Inc.
8.63%, 3/15/2026(a)	11,000	10,862

Enact Holdings, Inc.
6.50%, 8/15/2025(a)	25,000	24,757

Freedom Mortgage Corp.
8.13%, 11/15/2024(a)	35,000	33,705
7.63%, 5/1/2026(a)	23,000	19,668

Jefferies Finance LLC
5.00%, 8/15/2028(a)	27,000	22,703

Jefferson Capital Holdings LLC
6.00%, 8/15/2026(a)	10,000	8,534

LD Holdings Group LLC
6.50%, 11/1/2025(a)	14,000	9,905
6.13%, 4/1/2028(a)	18,000	9,902

MGIC Investment Corp.
5.25%, 8/15/2028	28,000	26,758

Midcap Financial Issuer Trust
6.50%, 5/1/2028(a)	23,000	20,777

NMI Holdings, Inc.
7.38%, 6/1/2025(a)	19,000	19,265

PHH Mortgage Corp.
7.88%, 3/15/2026(a)	11,000	9,886

Provident Funding Associates LP
6.38%, 6/15/2025(a)	12,000	10,500

Rocket Mortgage LLC
2.88%, 10/15/2026(a)	33,000	29,373

Sabre GLBL, Inc.
9.25%, 4/15/2025(a)	21,000	19,373
7.38%, 9/1/2025(a)	23,000	20,441
11.25%, 12/15/2027(a)	15,000	13,181

Shift4 Payments LLC
4.63%, 11/1/2026(a)	12,000	11,284

United Wholesale Mortgage LLC
5.50%, 11/15/2025(a)	33,000	31,439
5.75%, 6/15/2027(a)	17,000	15,489
5.50%, 4/15/2029(a)	17,000	14,663

Verscend Escrow Corp.
9.75%, 8/15/2026(a)	17,000	17,157
		465,641

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	381

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Food Products – 1.0%

Darling Ingredients, Inc.
5.25%, 4/15/2027(a)	$11,000	$10,779
6.00%, 6/15/2030(a)	33,000	32,646

Lamb Weston Holdings, Inc.
4.88%, 5/15/2028(a)	19,000	18,638
4.13%, 1/31/2030(a)	40,000	36,633
4.38%, 1/31/2032(a)	29,000	26,455

Pilgrim’s Pride Corp.
5.88%, 9/30/2027(a)	30,000	29,843
4.25%, 4/15/2031	11,000	9,568
3.50%, 3/1/2032	7,000	5,635
6.25%, 7/1/2033	12,000	11,870

Post Holdings, Inc.
4.63%, 4/15/2030(a)	4,000	3,613
		185,680

Gas Utilities – 0.8%

AmeriGas Partners LP
5.63%, 5/20/2024	32,000	31,767
5.88%, 8/20/2026	28,000	27,002
5.75%, 5/20/2027	17,000	16,051

Ferrellgas LP
5.38%, 4/1/2026(a)	11,000	10,256
5.88%, 4/1/2029(a)	38,000	32,108

Suburban Propane Partners LP
5.00%, 6/1/2031(a)	30,000	26,269
		143,453

Ground Transportation – 1.4%

Albion Financing 1 Sarl
6.13%, 10/15/2026(a)	23,000	20,965

Albion Financing 2SARL
8.75%, 4/15/2027(a)	5,000	4,344

Avis Budget Car Rental LLC
5.75%, 7/15/2027(a)	20,000	18,950
4.75%, 4/1/2028(a)	12,000	10,770
5.38%, 3/1/2029(a)	20,000	18,142

PECF USS Intermediate Holding III Corp.
8.00%, 11/15/2029(a)	12,000	7,832

Uber Technologies, Inc.
7.50%, 5/15/2025(a)	32,000	32,480
7.50%, 9/15/2027(a)	67,000	69,110

Investments	Principal Amount	Value

Ground Transportation – (continued)
6.25%, 1/15/2028(a)	$11,000	$11,100
4.50%, 8/15/2029(a)	55,000	50,577

XPO CNW, Inc.
6.70%, 5/1/2034	11,000	10,079

XPO Escrow Sub LLC
7.50%, 11/15/2027(a)	14,000	14,350
		268,699

Health Care Equipment & Supplies – 0.7%

Avantor Funding, Inc.
4.63%, 7/15/2028(a)	10,000	9,354

Embecta Corp.
6.75%, 2/15/2030(a)	9,000	8,154

Hologic, Inc.
4.63%, 2/1/2028(a)	12,000	11,667
3.25%, 2/15/2029(a)	38,000	34,156

Medline Borrower LP
3.88%, 4/1/2029(a)	47,000	41,123
5.25%, 10/1/2029(a)	15,000	12,974

Teleflex, Inc.
4.63%, 11/15/2027	12,000	11,550
4.25%, 6/1/2028(a)	12,000	11,249
		140,227

Health Care Providers & Services – 5.7%

180 Medical, Inc.
3.88%, 10/15/2029(a)	5,000	4,453

Acadia Healthcare Co., Inc.
5.00%, 4/15/2029(a)	39,000	36,908

AHP Health Partners, Inc.
5.75%, 7/15/2029(a)	11,000	9,350

Akumin Escrow, Inc.
7.50%, 8/1/2028(a)	8,000	5,617

Akumin, Inc.
7.00%, 11/1/2025(a)	11,000	8,738

Community Health Systems, Inc.
8.00%, 3/15/2026(a)	14,000	13,873
5.63%, 3/15/2027(a)	12,000	11,073

DaVita, Inc.
4.63%, 6/1/2030(a)	110,000	95,818
3.75%, 2/15/2031(a)	67,000	53,953

Encompass Health Corp.
4.50%, 2/1/2028	39,000	36,771
4.75%, 2/1/2030	31,000	28,587

See Accompanying Notes to the Financial Statements.

382	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Health Care Providers & Services – (continued)
4.63%, 4/1/2031	$23,000	$20,625

Envision Healthcare Corp.
8.75%, 10/15/2026(a)	17,000	425

Global Medical Response, Inc.
6.50%, 10/1/2025(a)	11,000	6,765

Legacy LifePoint Health LLC
6.75%, 4/15/2025(a)	12,000	11,545
4.38%, 2/15/2027(a)	27,000	22,972

LifePoint Health, Inc.
5.38%, 1/15/2029(a)	11,000	6,895

Molina Healthcare, Inc.
4.38%, 6/15/2028(a)	25,000	23,430
3.88%, 11/15/2030(a)	20,000	17,643
3.88%, 5/15/2032(a)	25,000	21,425

Owens & Minor, Inc.
4.38%, 12/15/2024	10,000	9,650
4.50%, 3/31/2029(a)	25,000	20,051
6.63%, 4/1/2030(a)	17,000	14,790

Prime Healthcare Services, Inc.
7.25%, 11/1/2025(a)	23,000	20,763

Radiology Partners, Inc.
9.25%, 2/1/2028(a)	18,000	7,965

RegionalCare Hospital Partners Holdings, Inc.
9.75%, 12/1/2026(a)	38,000	31,601

RP Escrow Issuer LLC
5.25%, 12/15/2025(a)	18,000	12,625

Select Medical Corp.
6.25%, 8/15/2026(a)	38,000	37,218

Team Health Holdings, Inc.
6.38%, 2/1/2025(a)	21,000	10,827

Tenet Healthcare Corp.
4.63%, 7/15/2024	25,000	24,785
4.63%, 9/1/2024	20,000	19,875
4.88%, 1/1/2026	67,000	65,985
6.25%, 2/1/2027	25,000	24,876
5.13%, 11/1/2027	89,000	86,355
6.13%, 10/1/2028	89,000	86,349
4.25%, 6/1/2029	45,000	41,285
4.38%, 1/15/2030	20,000	18,377
6.13%, 6/15/2030(a)	61,000	60,336
6.88%, 11/15/2031	20,000	19,600

Investments	Principal Amount	Value

Health Care Providers & Services – (continued)

US Acute Care Solutions LLC
6.38%, 3/1/2026(a)	$21,000	$18,743

US Renal Care, Inc.
10.63%, 7/15/2027(a)	15,000	2,663
		1,071,585

Health Care REITs – 0.8%

Diversified Healthcare Trust
REIT, 4.75%, 2/15/2028	16,000	9,870
REIT, 4.38%, 3/1/2031	25,000	15,749

MPT Operating Partnership LP
REIT, 5.25%, 8/1/2026	17,000	15,139
REIT, 5.00%, 10/15/2027	41,000	34,344
REIT, 4.63%, 8/1/2029	55,000	41,636
REIT, 3.50%, 3/15/2031	41,000	28,025
		144,763

Health Care Technology – 0.3%

IQVIA, Inc.
5.00%, 5/15/2027(a)	53,000	51,711

Hotel & Resort REITs – 0.9%

Park Intermediate Holdings LLC
REIT, 7.50%, 6/1/2025(a)	25,000	25,125
REIT, 5.88%, 10/1/2028(a)	26,000	23,985
REIT, 4.88%, 5/15/2029(a)	31,000	26,815

Service Properties Trust
REIT, 7.50%, 9/15/2025	8,000	7,835
REIT, 5.25%, 2/15/2026	20,000	17,759
REIT, 5.50%, 12/15/2027	80,000	69,947
		171,466

Hotels, Restaurants & Leisure – 10.1%

1011778 BC ULC
4.38%, 1/15/2028(a)	23,000	21,501
4.00%, 10/15/2030(a)	32,000	27,936

Affinity Interactive
6.88%, 12/15/2027(a)	16,000	14,392

Boyd Gaming Corp.
4.75%, 12/1/2027	27,000	26,057
4.75%, 6/15/2031(a)	25,000	22,890

Boyne USA, Inc.
4.75%, 5/15/2029(a)	20,000	18,116

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	383

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Hotels, Restaurants & Leisure – (continued)

Caesars Entertainment, Inc.
6.25%, 7/1/2025(a)	$65,000	$65,079
8.13%, 7/1/2027(a)	35,000	35,709
4.63%, 10/15/2029(a)	35,000	30,705
7.00%, 2/15/2030(a)	53,000	53,473

Caesars Resort Collection LLC
5.75%, 7/1/2025(a)	25,000	25,206

Carnival Corp.
5.75%, 3/1/2027(a)	33,000	27,159
4.00%, 8/1/2028(a)	17,000	14,736

Carnival Holdings Bermuda Ltd.
10.38%, 5/1/2028(a)	14,000	15,051

CEC Entertainment LLC
6.75%, 5/1/2026(a)	11,000	10,457

Cedar Fair LP
5.50%, 5/1/2025(a)	11,000	10,967
6.50%, 10/1/2028	58,000	57,307

Constellation Merger Sub, Inc.
8.50%, 9/15/2025(a)	11,000	8,690

Fertitta Entertainment LLC
4.63%, 1/15/2029(a)	30,000	26,267
6.75%, 1/15/2030(a)	32,000	25,923

GPS Hospitality Holding Co. LLC
7.00%, 8/15/2028(a)	9,000	5,332

Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028(a)	28,000	27,932
3.75%, 5/1/2029(a)	5,000	4,507
4.88%, 1/15/2030	55,000	52,217
4.00%, 5/1/2031(a)	44,000	38,917
3.63%, 2/15/2032(a)	77,000	65,713

Hilton Worldwide Finance LLC
4.88%, 4/1/2027	28,000	27,620

International Game Technology plc
6.50%, 2/15/2025(a)	25,000	25,310
4.13%, 4/15/2026(a)	90,000	86,405

IRB Holding Corp.
7.00%, 6/15/2025(a)	17,000	17,209

Jacobs Entertainment, Inc.
6.75%, 2/15/2029(a)	12,000	10,440

KFC Holding Co.
4.75%, 6/1/2027(a)	17,000	16,725

Investments	Principal Amount	Value

Hotels, Restaurants & Leisure – (continued)

Las Vegas Sands Corp.
3.20%, 8/8/2024	$71,000	$68,764
2.90%, 6/25/2025	19,000	18,003
3.50%, 8/18/2026	38,000	35,714
3.90%, 8/8/2029	29,000	26,473

MGM Resorts International
6.75%, 5/1/2025	25,000	25,243
5.75%, 6/15/2025	35,000	34,909
4.63%, 9/1/2026	12,000	11,478
4.75%, 10/15/2028	35,000	32,723

Mohegan Tribal Gaming Authority
8.00%, 2/1/2026(a)	33,000	29,535

Raptor Acquisition Corp.
4.88%, 11/1/2026(a)	11,000	10,285

Royal Caribbean Cruises Ltd.
11.50%, 6/1/2025(a)	12,000	12,735
4.25%, 7/1/2026(a)	33,000	29,538
5.50%, 8/31/2026(a)	11,000	10,084
5.38%, 7/15/2027(a)	12,000	10,654
11.63%, 8/15/2027(a)	14,000	14,893
5.50%, 4/1/2028(a)	17,000	14,990
9.25%, 1/15/2029(a)	14,000	14,935

Six Flags Entertainment Corp.
4.88%, 7/31/2024(a)	36,000	36,000
5.50%, 4/15/2027(a)	40,000	38,228

Sizzling Platter LLC
8.50%, 11/28/2025(a)	10,000	9,250

Speedway Motorsports LLC
4.88%, 11/1/2027(a)	11,000	10,202

Station Casinos LLC
4.50%, 2/15/2028(a)	17,000	15,630

TKC Holdings, Inc.
6.88%, 5/15/2028(a)	11,000	9,776
10.50%, 5/15/2029(a)	17,000	11,518

Travel + Leisure Co.
6.60%, 10/1/2025(c)	11,000	11,026
6.63%, 7/31/2026(a)	32,000	31,935
4.50%, 12/1/2029(a)	17,000	14,834
4.63%, 3/1/2030(a)	11,000	9,488

Vail Resorts, Inc.
6.25%, 5/15/2025(a)	23,000	23,172

Viking Cruises Ltd.
6.25%, 5/15/2025(a)	11,000	10,444
13.00%, 5/15/2025(a)	10,000	10,525

See Accompanying Notes to the Financial Statements.

384	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Hotels, Restaurants & Leisure – (continued)
5.88%, 9/15/2027(a)	$23,000	$19,732
7.00%, 2/15/2029(a)	23,000	19,435

VOC Escrow Ltd.
5.00%, 2/15/2028(a)	17,000	15,117

Wyndham Hotels & Resorts, Inc.
4.38%, 8/15/2028(a)	11,000	10,228

Wynn Las Vegas LLC
5.50%, 3/1/2025(a)	48,000	47,334
5.25%, 5/15/2027(a)	25,000	24,050

Wynn Resorts Finance LLC
5.13%, 10/1/2029(a)	32,000	29,464

Yum! Brands, Inc.
4.75%, 1/15/2030(a)	30,000	29,020
3.63%, 3/15/2031	69,000	60,948
4.63%, 1/31/2032	72,000	67,138
5.38%, 4/1/2032	5,000	4,877
6.88%, 11/15/2037	12,000	12,765
		1,899,040

Household Durables – 2.1%

Beazer Homes USA, Inc.
5.88%, 10/15/2027	17,000	15,725
7.25%, 10/15/2029	11,000	10,488

Century Communities, Inc.
6.75%, 6/1/2027	23,000	23,092
3.88%, 8/15/2029(a)	12,000	10,494

Installed Building Products, Inc.
5.75%, 2/1/2028(a)	5,000	4,720

KB Home
6.88%, 6/15/2027	38,000	38,995
7.25%, 7/15/2030	23,000	23,641

Newell Brands, Inc.
4.88%, 6/1/2025	11,000	10,704
4.70%, 4/1/2026(c)	110,000	105,050
5.87%, 4/1/2036(c)	11,000	9,336
6.00%, 4/1/2046(c)	21,000	16,354

Tempur Sealy International, Inc.
4.00%, 4/15/2029(a)	44,000	38,489
3.88%, 10/15/2031(a)	32,000	26,530

TopBuild Corp.
3.63%, 3/15/2029(a)	11,000	9,484
4.13%, 2/15/2032(a)	17,000	14,609

Investments	Principal Amount	Value

Household Durables – (continued)

TRI Pointe Group, Inc.
5.88%, 6/15/2024	$23,000	$22,942

Tri Pointe Homes, Inc.
5.70%, 6/15/2028	23,000	22,569
		403,222

Household Products – 0.3%

Spectrum Brands, Inc.
5.00%, 10/1/2029(a)	32,000	28,960
3.88%, 3/15/2031(a)	23,000	18,860
		47,820

Independent Power and Renewable Electricity Producers – 1.1%

Atlantica Sustainable Infrastructure plc
4.13%, 6/15/2028(a)	15,000	13,688

Calpine Corp.
5.25%, 6/1/2026(a)	23,000	22,367
4.50%, 2/15/2028(a)	32,000	29,802
5.13%, 3/15/2028(a)	38,000	35,101
4.63%, 2/1/2029(a)	32,000	27,814
5.00%, 2/1/2031(a)	39,000	32,856

Clearway Energy Operating LLC
4.75%, 3/15/2028(a)	23,000	21,796
3.75%, 2/15/2031(a)	39,000	33,367
		216,791

Insurance – 2.6%

Acrisure LLC
7.00%, 11/15/2025(a)	39,000	37,243
4.25%, 2/15/2029(a)	11,000	9,208
6.00%, 8/1/2029(a)	23,000	19,025

Alliant Holdings Intermediate LLC
4.25%, 10/15/2027(a)	21,000	19,226
6.75%, 10/15/2027(a)	52,000	48,542
6.75%, 4/15/2028(a)	34,000	33,957
5.88%, 11/1/2029(a)	2,000	1,725

AmWINS Group, Inc.
4.88%, 6/30/2029(a)	23,000	20,871

Assurant, Inc.
7.00%, 3/27/2048(b)	12,000	11,447

AssuredPartners, Inc.
7.00%, 8/15/2025(a)	15,000	14,850
5.63%, 1/15/2029(a)	14,000	12,120

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	385

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Insurance – (continued)

BroadStreet Partners, Inc.
5.88%, 4/15/2029(a)	$20,000	$17,351

Global Atlantic Fin Co.
4.70%, 10/15/2051(a) (b)	28,000	22,375

GTCR AP Finance, Inc.
8.00%, 5/15/2027(a)	12,000	11,730

HUB International Ltd.
7.00%, 5/1/2026(a)	56,000	55,751
5.63%, 12/1/2029(a)	11,000	9,790

Liberty Mutual Group, Inc.
7.80%, 3/15/2037(a)	17,000	17,820
4.12%, 12/15/2051(a) (b)	18,000	14,512
4.30%, 2/1/2061(a)	39,000	23,190

NFP Corp.
4.88%, 8/15/2028(a)	39,000	35,499
6.88%, 8/15/2028(a)	45,000	39,257

Ryan Specialty Group LLC
4.38%, 2/1/2030(a)	11,000	9,859

USI, Inc.
6.88%, 5/1/2025(a)	11,000	10,889
		496,237

Interactive Media & Services – 0.1%

Ziff Davis, Inc.
4.63%, 10/15/2030(a)	17,000	14,937

IT Services – 0.9%

Ahead DB Holdings LLC
6.63%, 5/1/2028(a)	10,000	8,350

Gartner, Inc.
4.50%, 7/1/2028(a)	30,000	28,193
3.63%, 6/15/2029(a)	23,000	20,362
3.75%, 10/1/2030(a)	30,000	26,198

Newfold Digital Holdings Group, Inc.
6.00%, 2/15/2029(a)	15,000	10,300

Northwest Fiber LLC
6.00%, 2/15/2028(a)	9,000	6,705
10.75%, 6/1/2028(a)	5,000	4,527

Presidio Holdings, Inc.
8.25%, 2/1/2028(a)	24,000	22,593

Twilio, Inc.
3.63%, 3/15/2029	23,000	19,636
3.88%, 3/15/2031	17,000	14,207

Investments	Principal Amount	Value

IT Services – (continued)

Virtusa Corp.
7.13%, 12/15/2028(a)	$11,000	$8,855
		169,926

Machinery – 0.6%

ATS Corp.
4.13%, 12/15/2028(a)	20,000	17,907

Hillenbrand, Inc.
3.75%, 3/1/2031	40,000	34,201

JPW Industries Holding Corp.
9.00%, 10/1/2024(a)	11,000	9,845

Manitowoc Co., Inc. (The)
9.00%, 4/1/2026(a)	9,000	8,930

Mueller Water Products, Inc.
4.00%, 6/15/2029(a)	15,000	13,546

Terex Corp.
5.00%, 5/15/2029(a)	11,000	10,231

Trinity Industries, Inc.
4.55%, 10/1/2024	11,000	10,724
		105,384

Media – 5.0%

Altice Financing SA
5.00%, 1/15/2028(a)	45,000	36,437
5.75%, 8/15/2029(a)	25,000	19,941

Beasley Mezzanine Holdings LLC
8.63%, 2/1/2026(a)	11,000	7,123

Cengage Learning, Inc.
9.50%, 6/15/2024(a)	11,000	11,000

Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027(a)	61,000	55,099
7.75%, 4/15/2028(a)	33,000	25,040
7.50%, 6/1/2029(a)	33,000	24,420

CMG Media Corp.
8.88%, 12/15/2027(a)	26,000	20,158

Directv Financing LLC
5.88%, 8/15/2027(a)	40,000	35,103

DISH DBS Corp.
5.88%, 11/15/2024	12,000	9,929
7.75%, 7/1/2026	10,000	5,777
5.25%, 12/1/2026(a)	33,000	25,206
5.75%, 12/1/2028(a)	15,000	10,664

See Accompanying Notes to the Financial Statements.

386	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Media – (continued)

DISH Network Corp.
11.75%, 11/15/2027(a)	$25,000	$23,616

iHeartCommunications, Inc.
6.38%, 5/1/2026	23,000	19,730
8.38%, 5/1/2027	28,000	18,477
5.25%, 8/15/2027(a)	30,000	23,695
4.75%, 1/15/2028(a)	23,000	17,902

Liberty Interactive LLC
8.25%, 2/1/2030	17,000	5,127

McGraw–Hill Education, Inc.
8.00%, 8/1/2029(a)	21,000	18,060

News Corp.
3.88%, 5/15/2029(a)	51,000	45,279

Nexstar Media, Inc.
5.63%, 7/15/2027(a)	11,000	10,331
4.75%, 11/1/2028(a)	60,000	52,734

Paramount Global
6.25%, 2/28/2057(b)	21,000	16,317
6.37%, 3/30/2062(b)	28,000	24,017

Radiate Holdco LLC
6.50%, 9/15/2028(a)	27,000	12,598

Sirius XM Radio, Inc.
4.00%, 7/15/2028(a)	17,000	14,354

Summer BC Bidco B LLC
5.50%, 10/31/2026(a)	5,000	4,197

TEGNA, Inc.
4.75%, 3/15/2026(a)	23,000	21,960
4.63%, 3/15/2028	47,000	41,844
5.00%, 9/15/2029	34,000	29,770

Univision Communications, Inc.
5.13%, 2/15/2025(a)	7,000	6,893
6.63%, 6/1/2027(a)	6,000	5,777

UPC Broadband Finco BV
4.88%, 7/15/2031(a)	32,000	27,614

UPC Holding BV
5.50%, 1/15/2028(a)	14,000	12,530

Videotron Ltd.
5.13%, 4/15/2027(a)	15,000	14,475
3.63%, 6/15/2029(a)	20,000	17,294

Virgin Media Vendor Financing Notes IV DAC
5.00%, 7/15/2028(a)	179,000	160,470

Investments	Principal Amount	Value

Media – (continued)

Ziggo Bond Co. BV
5.13%, 2/28/2030(a)	$23,000	$18,689
		949,647

Metals & Mining – 1.8%

Baffinland Iron Mines Corp.
8.75%, 7/15/2026(a)	12,000	11,573

Commercial Metals Co.
4.13%, 1/15/2030	23,000	20,590
3.88%, 2/15/2031	5,000	4,381

Eldorado Gold Corp.
6.25%, 9/1/2029(a)	12,000	11,160

FMG Resources August 2006 Pty. Ltd.
5.13%, 5/15/2024(a)	23,000	22,857
4.50%, 9/15/2027(a)	25,000	23,756
5.88%, 4/15/2030(a)	28,000	27,154
4.38%, 4/1/2031(a)	20,000	17,373
6.13%, 4/15/2032(a)	30,000	29,026

Hudbay Minerals, Inc.
4.50%, 4/1/2026(a)	21,000	19,556
6.13%, 4/1/2029(a)	23,000	21,512

IAMGOLD Corp.
5.75%, 10/15/2028(a)	11,000	8,690

Mineral Resources Ltd.
8.13%, 5/1/2027(a)	17,000	17,144
8.00%, 11/1/2027(a)	40,000	40,735
8.50%, 5/1/2030(a)	25,000	25,438

New Gold, Inc.
7.50%, 7/15/2027(a)	11,000	10,603

Novelis Corp.
3.88%, 8/15/2031(a)	14,000	11,724

TMS International Corp.
6.25%, 4/15/2029(a)	5,000	3,864

United States Steel Corp.
6.88%, 3/1/2029	10,000	9,826
		336,962

Mortgage Real Estate Investment Trusts (REITs) – 0.4%

Apollo Commercial Real Estate Finance, Inc.
4.63%, 6/15/2029(a)	20,000	15,144

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	387

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Mortgage Real Estate Investment Trusts (REITs) – (continued)

Ladder Capital Finance Holdings LLLP
5.25%, 10/1/2025(a)	$12,000	$11,280
4.25%, 2/1/2027(a)	28,000	23,870
4.75%, 6/15/2029(a)	27,000	21,364

Rithm Capital Corp.
6.25%, 10/15/2025(a)	11,000	10,079
		81,737

Multi–Utilities – 0.1%

Algonquin Power & Utilities Corp.
4.75%, 1/18/2082(b)	28,000	22,645

Office REITs – 0.3%

Office Properties Income Trust
REIT, 4.50%, 2/1/2025	41,000	34,878
REIT, 2.40%, 2/1/2027	27,000	17,319
REIT, 3.45%, 10/15/2031	14,000	7,217
		59,414

Oil, Gas & Consumable Fuels – 8.6%

Aethon United BR LP
8.25%, 2/15/2026(a)	20,000	19,421

Antero Midstream Partners LP
5.75%, 1/15/2028(a)	14,000	13,561
5.38%, 6/15/2029(a)	12,000	11,237

Blue Racer Midstream LLC
6.63%, 7/15/2026(a)	11,000	10,812

Buckeye Partners LP
4.35%, 10/15/2024	8,000	7,775
4.13%, 3/1/2025(a)	14,000	13,369
3.95%, 12/1/2026	11,000	10,010
4.13%, 12/1/2027	11,000	9,881
4.50%, 3/1/2028(a)	28,000	25,445
5.60%, 10/15/2044	15,000	10,808

Callon Petroleum Co.
8.00%, 8/1/2028(a)	18,000	17,759
7.50%, 6/15/2030(a)	16,000	15,197

Citgo Holding, Inc.
9.25%, 8/1/2024(a)	35,000	35,253

CITGO Petroleum Corp.
7.00%, 6/15/2025(a)	32,000	31,840
6.38%, 6/15/2026(a)	18,000	17,532

Investments	Principal Amount	Value

Oil, Gas & Consumable Fuels – (continued)

CQP Holdco LP
5.50%, 6/15/2031(a)	$53,000	$49,327

Crestwood Midstream Partners LP
5.63%, 5/1/2027(a)	28,000	26,870
8.00%, 4/1/2029(a)	14,000	14,245

Delek Logistics Partners LP
7.13%, 6/1/2028(a)	11,000	10,019

DT Midstream, Inc.
4.13%, 6/15/2029(a)	13,000	11,521
4.38%, 6/15/2031(a)	10,000	8,695

Energean plc
6.50%, 4/30/2027(a)	5,000	4,527

Energy Ventures Gom LLC
11.75%, 4/15/2026(a)	11,000	11,330

Enviva Partners LP
6.50%, 1/15/2026(a)	32,000	27,280

Genesis Energy LP
7.75%, 2/1/2028	19,000	18,700
8.88%, 4/15/2030	29,000	29,039

Global Partners LP
7.00%, 8/1/2027	10,000	9,665
6.88%, 1/15/2029	10,000	9,350

Harvest Midstream I LP
7.50%, 9/1/2028(a)	21,000	20,548

Hess Midstream Operations LP
5.63%, 2/15/2026(a)	23,000	22,640
5.13%, 6/15/2028(a)	23,000	21,848
4.25%, 2/15/2030(a)	15,000	13,336
5.50%, 10/15/2030(a)	20,000	18,614

Hilcorp Energy I LP
6.25%, 11/1/2028(a)	33,000	31,606
5.75%, 2/1/2029(a)	17,000	15,883
6.00%, 2/1/2031(a)	15,000	13,824

Howard Midstream Energy Partners LLC
6.75%, 1/15/2027(a)	9,000	8,399

ITT Holdings LLC
6.50%, 8/1/2029(a)	45,000	37,362

Kinetik Holdings LP
5.88%, 6/15/2030(a)	32,000	30,655

MEG Energy Corp.
7.13%, 2/1/2027(a)	51,000	52,272

New Fortress Energy, Inc.
6.75%, 9/15/2025(a)	17,000	16,190
6.50%, 9/30/2026(a)	17,000	15,654

See Accompanying Notes to the Financial Statements.

388	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Oil, Gas & Consumable Fuels – (continued)

NGL Energy Operating LLC
7.50%, 2/1/2026(a)	$55,000	$52,735

NGL Energy Partners LP
6.13%, 3/1/2025	12,000	11,084
7.50%, 4/15/2026	9,000	8,083

Northriver Midstream Finance LP
5.63%, 2/15/2026(a)	11,000	10,328

Occidental Petroleum Corp.
2.90%, 8/15/2024	9,000	8,724
5.88%, 9/1/2025	84,000	84,893
8.88%, 7/15/2030	18,000	21,150
6.63%, 9/1/2030	38,000	40,565
6.13%, 1/1/2031	14,000	14,635
7.88%, 9/15/2031	50,000	56,661
6.45%, 9/15/2036	40,000	42,450
Zero Coupon, 10/10/2036	50,000	26,062
4.50%, 7/15/2044	5,000	4,045
6.60%, 3/15/2046	14,000	14,940

Parkland Corp.
4.50%, 10/1/2029(a)	37,000	32,421
4.63%, 5/1/2030(a)	49,000	42,634

Range Resources Corp.
4.88%, 5/15/2025	25,000	24,662
8.25%, 1/15/2029	15,000	15,656
4.75%, 2/15/2030(a)	20,000	18,400

Rockies Express Pipeline LLC
4.80%, 5/15/2030(a)	20,000	17,795
6.88%, 4/15/2040(a)	14,000	12,185

Summit Midstream Holdings LLC
5.75%, 4/15/2025	11,000	9,158
8.50%, 10/15/2026(a)	17,000	16,320

Sunnova Energy Corp.
5.88%, 9/1/2026(a)	21,000	19,031

Tallgrass Energy Partners LP
6.00%, 3/1/2027(a)	12,000	11,578
5.50%, 1/15/2028(a)	21,000	19,428

Tap Rock Resources LLC
7.00%, 10/1/2026(a)	11,000	10,569

TerraForm Power Operating LLC
5.00%, 1/31/2028(a)	23,000	22,023
4.75%, 1/15/2030(a)	17,000	15,767

Venture Global Calcasieu Pass LLC
4.13%, 8/15/2031(a)	130,000	115,161

Investments	Principal Amount	Value

Oil, Gas & Consumable Fuels – (continued)

Vermilion Energy, Inc.
6.88%, 5/1/2030(a)	$15,000	$13,919
		1,612,361

Paper & Forest Products – 0.3%

Domtar Corp.
6.75%, 10/1/2028(a)	12,000	10,393

Louisiana-Pacific Corp.
3.63%, 3/15/2029(a)	11,000	9,653

Mercer International, Inc.
5.50%, 1/15/2026	12,000	11,522
5.13%, 2/1/2029	39,000	32,567
		64,135

Passenger Airlines – 1.3%

American Airlines Group, Inc.
3.75%, 3/1/2025(a)	11,000	10,361

American Airlines, Inc.
11.75%, 7/15/2025(a)	34,000	37,402
5.50%, 4/20/2026(a)	49,000	48,117
5.75%, 4/20/2029(a)	45,000	42,763

United Airlines Holdings, Inc.
4.88%, 1/15/2025	2,000	1,966

United Airlines, Inc.
4.38%, 4/15/2026(a)	29,000	27,696
4.63%, 4/15/2029(a)	79,000	71,497
		239,802

Personal Care Products – 0.4%

Avon Products, Inc.
8.45%, 3/15/2043(c)	6,000	6,075

Coty, Inc.
5.00%, 4/15/2026(a)	39,000	38,079
6.50%, 4/15/2026(a)	38,000	37,900
		82,054

Pharmaceuticals – 1.7%

Bausch Health Americas, Inc.
9.25%, 4/1/2026(a)	24,000	19,320
8.50%, 1/31/2027(a)	20,000	10,109

Bausch Health Cos., Inc.
5.50%, 11/1/2025(a)	61,000	53,167
9.00%, 12/15/2025(a)	55,000	46,021
6.13%, 2/1/2027(a)	38,000	27,381

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	389

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Pharmaceuticals – (continued)
5.75%, 8/15/2027(a)	$9,000	$6,221
5.00%, 1/30/2028(a)	17,000	7,907
4.88%, 6/1/2028(a)	60,000	39,525
6.25%, 2/15/2029(a)	39,000	17,874
7.25%, 5/30/2029(a)	28,000	13,476
5.25%, 1/30/2030(a)	39,000	18,330
5.25%, 2/15/2031(a)	13,000	6,208

Catalent Pharma Solutions, Inc.
3.13%, 2/15/2029(a)	20,000	17,020

Lannett Co., Inc.
7.75%, 4/15/2026(a)	3,000	165

Organon & Co.
5.13%, 4/30/2031(a)	23,000	20,494

P&L Development LLC
7.75%, 11/15/2025(a)	11,000	8,800
		312,018

Professional Services – 0.3%

AMN Healthcare, Inc.
4.63%, 10/1/2027(a)	14,000	13,053
4.00%, 4/15/2029(a)	10,000	8,800

CoreLogic, Inc.
4.50%, 5/1/2028(a)	20,000	16,350

Dun & Bradstreet Corp. (The)
5.00%, 12/15/2029(a)	20,000	17,562
		55,765

Real Estate Management & Development – 1.0%

Cushman & Wakefield US Borrower LLC
6.75%, 5/15/2028(a)	30,000	27,998

Howard Hughes Corp. (The)
5.38%, 8/1/2028(a)	42,000	37,914
4.13%, 2/1/2029(a)	5,000	4,203
4.38%, 2/1/2031(a)	33,000	26,735

Realogy Group LLC
5.75%, 1/15/2029(a)	32,000	23,760
5.25%, 4/15/2030(a)	49,000	34,935

WeWork Cos. LLC
5.00%, 7/10/2025(a)	39,000	20,396

WeWork Cos., Inc.
7.88%, 5/1/2025(a)	17,000	9,044
		184,985

Investments	Principal Amount	Value

Semiconductors & Semiconductor Equipment – 0.6%

Entegris Escrow Corp.
4.75%, 4/15/2029(a)	$48,000	$44,646
5.95%, 6/15/2030(a)	40,000	38,017

Entegris, Inc.
3.63%, 5/1/2029(a)	12,000	10,276

ON Semiconductor Corp.
3.88%, 9/1/2028(a)	25,000	22,502
		115,441

Software – 4.2%

AthenaHealth Group, Inc.
6.50%, 2/15/2030(a)	11,000	9,035

Boxer Parent Co., Inc.
7.13%, 10/2/2025(a)	15,000	14,955
9.13%, 3/1/2026(a)	9,000	8,774

Camelot Finance SA
4.50%, 11/1/2026(a)	20,000	18,942

Castle US Holding Corp.
9.50%, 2/15/2028(a)	5,000	3,187

Clarivate Science Holdings Corp.
3.88%, 7/1/2028(a)	17,000	15,297
4.88%, 7/1/2029(a)	39,000	35,123

Cloud Software Group, Inc.
6.50%, 3/31/2029(a)	40,000	36,025
9.00%, 9/30/2029(a)	110,000	94,523

Crowdstrike Holdings, Inc.
3.00%, 2/15/2029	30,000	26,095

Elastic NV
4.13%, 7/15/2029(a)	23,000	19,900

Fair Isaac Corp.
4.00%, 6/15/2028(a)	40,000	37,261

Gen Digital, Inc.
5.00%, 4/15/2025(a)	9,000	8,896
6.75%, 9/30/2027(a)	44,000	44,340
7.13%, 9/30/2030(a)	44,000	44,198

GoTo Group, Inc.
5.50%, 9/1/2027(a)	23,000	12,949

McAfee Corp.
7.38%, 2/15/2030(a)	10,000	8,301

NCR Corp.
5.75%, 9/1/2027(a)	12,000	11,776
5.00%, 10/1/2028(a)	12,000	10,466
5.13%, 4/15/2029(a)	49,000	42,385
6.13%, 9/1/2029(a)	11,000	10,782
5.25%, 10/1/2030(a)	12,000	10,089

See Accompanying Notes to the Financial Statements.

390	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Software – (continued)

Open Text Corp.
3.88%, 2/15/2028(a)	$44,000	$38,989

Open Text Holdings, Inc.
4.13%, 2/15/2030(a)	55,000	46,963
4.13%, 12/1/2031(a)	39,000	32,279

PTC, Inc.
3.63%, 2/15/2025(a)	18,000	17,359
4.00%, 2/15/2028(a)	21,000	19,526

Rocket Software, Inc.
6.50%, 2/15/2029(a)	15,000	12,451

SS&C Technologies, Inc.
5.50%, 9/30/2027(a)	60,000	58,075

Veritas US, Inc.
7.50%, 9/1/2025(a)	49,000	37,182
		786,123

Specialized REITs – 0.6%

SBA Communications Corp.
REIT, 3.88%, 2/15/2027	61,000	56,895
REIT, 3.13%, 2/1/2029	61,000	52,185
		109,080

Specialty Retail – 3.1%

99 Escrow Issuer, Inc.
7.50%, 1/15/2026(a)	11,000	4,262

At Home Group, Inc.
4.88%, 7/15/2028(a)	11,000	7,139
7.13%, 7/15/2029(a)	11,000	6,160

Bath & Body Works, Inc.
9.38%, 7/1/2025(a)	23,000	24,611
5.25%, 2/1/2028	12,000	11,472
6.63%, 10/1/2030(a)	55,000	52,798
6.88%, 11/1/2035	39,000	35,297
6.75%, 7/1/2036	23,000	20,470

BCPE Ulysses Intermediate, Inc.
7.75%, 4/1/2027(a) (d)	11,000	8,800

Carvana Co.
10.25%, 5/1/2030(a)	10,000	5,483

Gap, Inc. (The)
3.63%, 10/1/2029(a)	17,000	12,037
3.88%, 10/1/2031(a)	39,000	27,245

Investments	Principal Amount	Value

Specialty Retail – (continued)

LBM Acquisition LLC
6.25%, 1/15/2029(a)	$33,000	$26,281

Lithia Motors, Inc.
3.88%, 6/1/2029(a)	10,000	8,656

LSF9 Atlantis Holdings LLC
7.75%, 2/15/2026(a)	21,000	19,689

Michaels Cos., Inc. (The)
5.25%, 5/1/2028(a)	23,000	18,947
7.88%, 5/1/2029(a)	27,000	18,100

Park River Holdings, Inc.
5.63%, 2/1/2029(a)	33,000	24,163

Penske Automotive Group, Inc.
3.75%, 6/15/2029	44,000	38,258

Specialty Building Products Holdings LLC
6.38%, 9/30/2026(a)	20,000	18,150

SRS Distribution, Inc.
4.63%, 7/1/2028(a)	18,000	15,852
6.13%, 7/1/2029(a)	34,000	28,048

Staples, Inc.
7.50%, 4/15/2026(a)	55,000	46,384
10.75%, 4/15/2027(a)	28,000	18,954

Valvoline, Inc.
4.25%, 2/15/2030(a)	23,000	22,538
3.63%, 6/15/2031(a)	23,000	19,098

Victoria’s Secret & Co.
4.63%, 7/15/2029(a)	23,000	18,602

White Cap Buyer LLC
6.88%, 10/15/2028(a)	33,000	28,616
		586,110

Technology Hardware, Storage & Peripherals – 1.5%

Seagate HDD Cayman
4.75%, 1/1/2025	20,000	19,444
4.88%, 6/1/2027	67,000	64,113
3.13%, 7/15/2029	30,000	23,255
4.13%, 1/15/2031	14,000	11,620
9.63%, 12/1/2032(a)	25,000	27,415

Western Digital Corp.
4.75%, 2/15/2026	62,000	58,920
3.10%, 2/1/2032	27,000	19,594

Xerox Corp.
6.75%, 12/15/2039	15,000	11,407

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	391

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Technology Hardware, Storage & Peripherals – (continued)

Xerox Holdings Corp.
5.00%, 8/15/2025(a)	$23,000	$21,916
5.50%, 8/15/2028(a)	32,000	27,583
		285,267

Textiles, Apparel & Luxury Goods – 0.6%

Eagle Intermediate Global Holding BV
7.50%, 5/1/2025(a)	5,000	3,237

Hanesbrands, Inc.
4.88%, 5/15/2026(a)	32,000	30,157
9.00%, 2/15/2031(a)	20,000	20,473

Levi Strauss & Co.
3.50%, 3/1/2031(a)	20,000	16,909

Under Armour, Inc.
3.25%, 6/15/2026	21,000	19,275

William Carter Co. (The)
5.63%, 3/15/2027(a)	17,000	16,788
		106,839

Trading Companies & Distributors – 0.9%

Foundation Building Materials, Inc.
6.00%, 3/1/2029(a)	11,000	8,788

Imola Merger Corp.
4.75%, 5/15/2029(a)	60,000	51,957

United Rentals North America, Inc.
4.88%, 1/15/2028	30,000	28,824
3.88%, 2/15/2031	30,000	26,405
3.75%, 1/15/2032	50,000	42,873

WESCO Distribution, Inc.
7.13%, 6/15/2025(a)	5,000	5,084
		163,931

Wireless Telecommunication Services – 1.1%

Ligado Networks LLC
17.50%, 5/1/2024(a) (d)	30,980	217

Rogers Communications, Inc.
5.25%, 3/15/2082(a) (b)	30,000	27,105

Vmed O2 UK Financing I plc
4.75%, 7/15/2031(a)	32,000	27,269

Vodafone Group plc
7.00%, 4/4/2079(b)	115,000	117,875

Investments	Principal Amount	Value

Wireless Telecommunication Services – (continued)
5.12%, 6/4/2081(b)	$50,000	$37,894
		210,360
Total Corporate Bonds (Cost $18,140,547)		18,258,439

Total Investments – 97.1% (Cost $18,140,547)		18,258,439

Other assets less liabilities – 2.9%		551,216
NET ASSETS – 100.0%		$18,809,655

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

(c)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of April 30, 2023.

(d)	Payment in–kind security.

Percentages shown are based on Net Assets.

Abbreviations

REIT – Real Estate Investment Trust

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$447,359
Aggregate gross unrealized depreciation	(374,721)
Net unrealized appreciation	$72,638
Federal income tax cost	$18,185,801

Security Type	% of Net Assets
Corporate Bonds	97.1%
Others(1)	2.9
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

392	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund

April 30, 2023 (Unaudited)

Investments	Principal Amount	Value

CORPORATE BONDS – 97.0%

Air Freight & Logistics – 0.5%

FedEx Corp.
3.25%, 5/15/2041	$35,000	$26,717
4.05%, 2/15/2048	150,000	122,208

GXO Logistics, Inc.
1.65%, 7/15/2026	40,000	34,686
		183,611

Automobiles – 0.7%

General Motors Co.
6.80%, 10/1/2027	150,000	158,542
5.15%, 4/1/2038	60,000	53,735
5.95%, 4/1/2049	45,000	41,678
		253,955

Banks – 16.5%

Banco Santander SA
5.15%, 8/18/2025	200,000	198,597
4.17%, 3/24/2028(a)	200,000	190,148

Bank of America Corp.
3.38%, 4/2/2026(a)	300,000	289,288
5.08%, 1/20/2027(a)	100,000	99,809
1.73%, 7/22/2027(a)	150,000	134,385
3.42%, 12/20/2028(a)	200,000	185,657
2.09%, 6/14/2029(a)	190,000	164,189
4.27%, 7/23/2029(a)	150,000	143,765
4.57%, 4/27/2033(a)	100,000	95,381
2.68%, 6/19/2041(a)	65,000	46,116
2.97%, 7/21/2052(a)	35,000	23,883

Citigroup, Inc.
3.29%, 3/17/2026(a)	50,000	48,243
3.11%, 4/8/2026(a)	150,000	144,303
3.20%, 10/21/2026	100,000	94,957
4.45%, 9/29/2027	100,000	97,714
3.98%, 3/20/2030(a)	100,000	93,818
2.67%, 1/29/2031(a)	160,000	137,147
4.41%, 3/31/2031(a)	150,000	143,210
2.57%, 6/3/2031(a)	110,000	93,081
3.06%, 1/25/2033(a)	115,000	98,046
8.13%, 7/15/2039	45,000	58,160
6.68%, 9/13/2043	25,000	27,949

Investments	Principal Amount	Value

Banks – (continued)

HSBC Holdings plc
0.98%, 5/24/2025(a)	$150,000	$141,903
1.59%, 5/24/2027(a)	200,000	178,198
7.39%, 11/3/2028(a)	210,000	226,055
4.76%, 3/29/2033(a)	200,000	183,944
5.40%, 8/11/2033(a)	250,000	247,791
6.50%, 9/15/2037	100,000	101,651

ING Groep NV
4.02%, 3/28/2028(a)	200,000	191,018

JPMorgan Chase & Co.
3.88%, 9/10/2024	150,000	147,427
1.58%, 4/22/2027(a)	150,000	135,907
3.78%, 2/1/2028(a)	150,000	143,982
4.45%, 12/5/2029(a)	150,000	146,017
4.57%, 6/14/2030(a)	150,000	146,455
2.74%, 10/15/2030(a)	60,000	52,632
2.58%, 4/22/2032(a)	20,000	16,800
4.91%, 7/25/2033(a)	50,000	49,723
5.60%, 7/15/2041	75,000	78,217
5.63%, 8/16/2043	25,000	26,054
4.95%, 6/1/2045	50,000	47,673

Mitsubishi UFJ Financial Group, Inc.
5.13%, 7/20/2033(a)	200,000	200,089

PNC Financial Services Group, Inc. (The)
5.35%, 12/2/2028(a)	80,000	80,520
4.63%, 6/6/2033(a)	75,000	69,410

Royal Bank of Canada
2.55%, 7/16/2024	75,000	72,784
1.15%, 6/10/2025	150,000	139,189
4.88%, 1/12/2026	75,000	75,406
5.00%, 2/1/2033	15,000	15,102

Santander Holdings USA, Inc.
3.45%, 6/2/2025	80,000	75,839

Santander UK Group Holdings plc
6.53%, 1/10/2029(a)	200,000	205,516

Toronto–Dominion Bank(The)
4.29%, 9/13/2024	150,000	148,311
4.11%, 6/8/2027	25,000	24,329
4.46%, 6/8/2032	115,000	110,940

Westpac Banking Corp.
4.42%, 7/24/2039	60,000	50,895
		6,137,623

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	393

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Beverages – 1.7%

Anheuser–Busch Cos. LLC
4.70%, 2/1/2036	$87,000	$87,529

Anheuser–Busch InBev Worldwide, Inc.
5.45%, 1/23/2039	17,000	18,066
5.80%, 1/23/2059	17,000	19,040

Diageo Capital plc
5.88%, 9/30/2036	25,000	27,832

Molson Coors Beverage Co.
4.20%, 7/15/2046	20,000	16,842

PepsiCo, Inc.
2.25%, 3/19/2025	15,000	14,462
4.45%, 5/15/2028	100,000	102,462
2.63%, 7/29/2029	75,000	68,915
1.95%, 10/21/2031	120,000	102,017
3.50%, 3/19/2040	200,000	171,785
		628,950

Biotechnology – 1.4%

Amgen, Inc.
1.90%, 2/21/2025	25,000	23,758
4.05%, 8/18/2029	40,000	38,853
2.80%, 8/15/2041	40,000	29,149
5.60%, 3/2/2043	110,000	113,190
4.66%, 6/15/2051	170,000	154,629
4.88%, 3/1/2053	40,000	37,583
2.77%, 9/1/2053	20,000	12,808

Biogen, Inc.
3.15%, 5/1/2050	50,000	34,756

Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030	80,000	65,353
		510,079

Broadline Retail – 0.7%

Alibaba Group Holding Ltd.
4.50%, 11/28/2034	200,000	189,327

eBay, Inc.
2.70%, 3/11/2030	75,000	65,810
		255,137

Building Products – 0.6%

Carrier Global Corp.
3.38%, 4/5/2040	75,000	58,398

Investments	Principal Amount	Value

Building Products – (continued)

Johnson Controls International plc
4.63%, 7/2/2044(b)	$50,000	$45,631

Owens Corning
4.30%, 7/15/2047	40,000	32,931

Trane Technologies Luxembourg Finance SA
3.80%, 3/21/2029	75,000	71,802
		208,762

Capital Markets – 7.3%

Bank of New York Mellon Corp. (The)
3.40%, 1/29/2028	100,000	95,374
3.99%, 6/13/2028(a)	70,000	68,175
4.60%, 7/26/2030(a)	50,000	49,515
4.29%, 6/13/2033(a)	30,000	28,746

Blackstone Private Credit Fund
2.63%, 12/15/2026	50,000	42,578

Deutsche Bank AG
3.74%, 1/7/2033(a)	200,000	145,741

Goldman Sachs Group, Inc. (The)
3.50%, 4/1/2025	200,000	194,301
4.48%, 8/23/2028(a)	325,000	318,870
2.38%, 7/21/2032(a)	25,000	20,423
6.13%, 2/15/2033	100,000	108,653
3.10%, 2/24/2033(a)	105,000	90,349
6.75%, 10/1/2037	130,000	142,271
6.25%, 2/1/2041	40,000	44,153
5.15%, 5/22/2045	75,000	70,825

Moody’s Corp.
3.75%, 2/25/2052	50,000	40,016

Morgan Stanley
2.63%, 2/18/2026(a)	30,000	28,554
3.13%, 7/27/2026	150,000	142,612
0.98%, 12/10/2026(a)	40,000	35,774
5.12%, 2/1/2029(a)	200,000	200,979
2.70%, 1/22/2031(a)	200,000	172,610
2.24%, 7/21/2032(a)	45,000	36,324
5.30%, 4/20/2037(a)	50,000	47,632
5.60%, 3/24/2051(a)	95,000	100,489

Morgan Stanley Domestic Holdings, Inc.
4.50%, 6/20/2028	10,000	9,966

See Accompanying Notes to the Financial Statements.

394	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Capital Markets – (continued)

Nasdaq, Inc.
3.85%, 6/30/2026	$75,000	$73,579
3.95%, 3/7/2052	10,000	7,893

Owl Rock Capital Corp.
2.63%, 1/15/2027	50,000	42,621

OWL Rock Core Income Corp.
5.50%, 3/21/2025	50,000	48,623

Prospect Capital Corp.
3.71%, 1/22/2026	50,000	44,383

S&P Global, Inc.
1.25%, 8/15/2030	75,000	60,516
2.90%, 3/1/2032	75,000	66,600

State Street Corp.
2.90%, 3/30/2026(a)	75,000	72,184
2.40%, 1/24/2030	95,000	82,687
		2,734,016

Chemicals – 1.4%

DuPont de Nemours, Inc.
5.32%, 11/15/2038	10,000	10,110

Ecolab, Inc.
4.80%, 3/24/2030	50,000	51,146
1.30%, 1/30/2031	95,000	76,102

International Flavors & Fragrances, Inc.
5.00%, 9/26/2048	45,000	38,976

Nutrien Ltd.
5.25%, 1/15/2045	40,000	38,306

Sherwin-Williams Co. (The)
4.05%, 8/8/2024	150,000	148,083
4.25%, 8/8/2025	100,000	99,142
2.95%, 8/15/2029	50,000	45,224
2.20%, 3/15/2032	10,000	8,197
		515,286

Commercial Services & Supplies – 0.3%

Waste Management, Inc.
4.63%, 2/15/2030	70,000	70,877
2.95%, 6/1/2041	50,000	38,373
		109,250

Consumer Finance – 1.7%

American Express Co.
3.13%, 5/20/2026	75,000	71,916
3.30%, 5/3/2027	75,000	71,425

Investments	Principal Amount	Value

Consumer Finance – (continued)
4.42%, 8/3/2033(a)	$60,000	$57,677
4.05%, 12/3/2042	20,000	18,128

Capital One Financial Corp.
4.93%, 5/10/2028(a)	35,000	33,968
3.27%, 3/1/2030(a)	45,000	39,024
5.27%, 5/10/2033(a)	85,000	81,079

General Motors Financial Co., Inc.
6.00%, 1/9/2028	50,000	51,035
3.10%, 1/12/2032	100,000	81,685

John Deere Capital Corp.
4.35%, 9/15/2032	100,000	100,487

Synchrony Financial
2.88%, 10/28/2031	35,000	25,776
		632,200

Consumer Staples Distribution & Retail – 2.0%

Kroger Co. (The)
5.40%, 1/15/2049	12,000	11,876
3.95%, 1/15/2050	80,000	65,519

Target Corp.
2.25%, 4/15/2025	75,000	72,183
2.65%, 9/15/2030	220,000	196,877

Walgreens Boots Alliance, Inc.
3.45%, 6/1/2026	75,000	72,097
4.10%, 4/15/2050	25,000	18,935

Walmart, Inc.
1.50%, 9/22/2028	100,000	88,451
1.80%, 9/22/2031	150,000	127,294
2.50%, 9/22/2041	30,000	22,919
4.05%, 6/29/2048	40,000	37,458
4.50%, 9/9/2052	25,000	24,751
		738,360

Containers & Packaging – 0.6%

Avery Dennison Corp.
0.85%, 8/15/2024	150,000	142,023

International Paper Co.
6.00%, 11/15/2041	50,000	52,416

Packaging Corp. of America
3.05%, 10/1/2051	20,000	13,506
		207,945

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	395

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Diversified Consumer Services – 0.0%(c)

Howard University
Series 22A, 5.21%, 10/1/2052	$5,000	$4,158

Diversified REITs – 0.5%

Digital Realty Trust LP
REIT, 4.45%, 7/15/2028	50,000	47,616

Simon Property Group LP
REIT, 2.00%, 9/13/2024	40,000	38,243
REIT, 1.75%, 2/1/2028	30,000	26,112
REIT, 2.65%, 2/1/2032	75,000	62,237
REIT, 6.75%, 2/1/2040	25,000	28,012
		202,220

Diversified Telecommunication Services – 3.6%

Deutsche Telekom International Finance BV
8.75%, 6/15/2030(b)	60,000	73,272

Orange SA
9.00%, 3/1/2031(b)	85,000	107,327

Telefonica Emisiones SA
4.90%, 3/6/2048	150,000	124,525

Verizon Communications, Inc.
4.13%, 3/16/2027	150,000	148,595
4.33%, 9/21/2028	150,000	148,411
2.55%, 3/21/2031	150,000	127,708
2.36%, 3/15/2032	100,000	82,094
2.65%, 11/20/2040	240,000	170,326
3.40%, 3/22/2041	125,000	98,387
4.86%, 8/21/2046	75,000	70,953
3.88%, 3/1/2052	230,000	184,565
		1,336,163

Electric Utilities – 2.7%

Commonwealth Edison Co.
3.00%, 3/1/2050	50,000	35,767

Connecticut Light and Power Co. (The)
Series A, 2.05%, 7/1/2031	175,000	147,241

Edison International
4.13%, 3/15/2028	225,000	214,807

Eversource Energy
4.20%, 6/27/2024	20,000	19,754
4.60%, 7/1/2027	25,000	25,007
3.45%, 1/15/2050	45,000	34,293

Investments	Principal Amount	Value

Electric Utilities – (continued)

Exelon Corp.
2.75%, 3/15/2027	$250,000	$234,518
4.95%, 6/15/2035	75,000	74,998
4.45%, 4/15/2046	50,000	43,593
5.60%, 3/15/2053	35,000	36,029

Public Service Electric and Gas Co.
3.60%, 12/1/2047	85,000	68,721

Southern California Edison Co.
Series C, 4.13%, 3/1/2048	50,000	42,430
Series E, 5.45%, 6/1/2052	30,000	30,352
		1,007,510

Electrical Equipment – 0.1%

ABB Finance USA, Inc.
3.80%, 4/3/2028	50,000	49,620

Energy Equipment & Services – 0.4%

Baker Hughes Holdings LLC
4.08%, 12/15/2047	60,000	49,224

Halliburton Co.
2.92%, 3/1/2030	15,000	13,437
4.85%, 11/15/2035	75,000	73,278
		135,939

Entertainment – 0.1%

Walt Disney Co. (The)
7.75%, 12/1/2045	20,000	26,288

Financial Services – 1.9%

Corebridge Financial, Inc.
3.85%, 4/5/2029(d)	50,000	45,588

Mastercard, Inc.
3.30%, 3/26/2027	50,000	48,454
2.95%, 6/1/2029	140,000	131,707
2.00%, 11/18/2031	50,000	42,466

PayPal Holdings, Inc.
5.05%, 6/1/2052	65,000	62,455

Shell International Finance BV
3.88%, 11/13/2028	75,000	74,178
6.38%, 12/15/2038	95,000	110,616
4.38%, 5/11/2045	100,000	92,975
4.00%, 5/10/2046	50,000	43,768
3.25%, 4/6/2050	5,000	3,830

Visa, Inc.
2.70%, 4/15/2040	50,000	39,820
		695,857

See Accompanying Notes to the Financial Statements.

396	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Food Products – 0.9%

Bunge Ltd. Finance Corp.
1.63%, 8/17/2025	$75,000	$69,332

Campbell Soup Co.
4.15%, 3/15/2028	75,000	73,848
2.38%, 4/24/2030	25,000	21,523

General Mills, Inc.
2.88%, 4/15/2030	75,000	68,196
3.00%, 2/1/2051	10,000	7,251

Ingredion, Inc.
2.90%, 6/1/2030	50,000	44,050

Mondelez International, Inc.
2.63%, 9/4/2050	75,000	50,111
		334,311

Gas Utilities – 0.7%

Atmos Energy Corp.
3.00%, 6/15/2027	50,000	47,374
5.75%, 10/15/2052	25,000	27,412

CenterPoint Energy Resources Corp.
5.40%, 3/1/2033	20,000	20,808

ONE Gas, Inc.
4.50%, 11/1/2048	70,000	62,214

Southern California Gas Co.
2.95%, 4/15/2027	100,000	94,619
		252,427

Ground Transportation – 2.4%

Canadian National Railway Co.
4.45%, 1/20/2049	55,000	52,024
4.40%, 8/5/2052	10,000	9,458

Canadian Pacific Railway Co.
1.35%, 12/2/2024	75,000	70,868
5.75%, 3/15/2033	50,000	52,450
4.80%, 8/1/2045	65,000	63,427

CSX Corp.
3.40%, 8/1/2024	75,000	73,424
2.40%, 2/15/2030	50,000	43,961
4.30%, 3/1/2048	75,000	66,536
3.80%, 4/15/2050	50,000	40,586
4.65%, 3/1/2068	5,000	4,469

JB Hunt Transport Services, Inc.
3.88%, 3/1/2026	45,000	44,064

Investments	Principal Amount	Value

Ground Transportation – (continued)

Norfolk Southern Corp.
3.00%, 3/15/2032	$80,000	$70,744
4.80%, 8/15/2043	50,000	44,869
3.70%, 3/15/2053	20,000	15,602

Union Pacific Corp.
4.50%, 1/20/2033	120,000	120,834
3.80%, 4/6/2071	160,000	125,040
		898,356

Health Care Equipment & Supplies – 1.4%

Abbott Laboratories
1.40%, 6/30/2030	50,000	41,733
4.90%, 11/30/2046	95,000	97,729

Baxter International, Inc.
1.73%, 4/1/2031	75,000	59,043
3.13%, 12/1/2051	50,000	33,043

Boston Scientific Corp.
2.65%, 6/1/2030	75,000	66,341

GE HealthCare Technologies, Inc.
6.38%, 11/22/2052(d)	100,000	112,308

Medtronic, Inc.
4.00%, 4/1/2043	20,000	18,273
4.63%, 3/15/2045	30,000	30,323

Zimmer Biomet Holdings, Inc.
2.60%, 11/24/2031	75,000	63,442
		522,235

Health Care Providers & Services – 6.1%

Aetna, Inc.
3.88%, 8/15/2047	50,000	39,530

AmerisourceBergen Corp.
2.70%, 3/15/2031	75,000	64,745

Cardinal Health, Inc.
3.08%, 6/15/2024	75,000	73,251
4.90%, 9/15/2045	50,000	44,775

Cigna Group (The)
4.38%, 10/15/2028	60,000	59,591
3.88%, 10/15/2047	20,000	16,162
4.90%, 12/15/2048	100,000	94,059
3.40%, 3/15/2051	20,000	14,743

CVS Health Corp.
3.88%, 7/20/2025	75,000	73,793
3.63%, 4/1/2027	50,000	48,397
4.30%, 3/25/2028	150,000	148,163

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	397

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Health Care Providers & Services – (continued)
5.25%, 2/21/2033	$100,000	$102,141
4.78%, 3/25/2038	40,000	38,196
5.05%, 3/25/2048	150,000	140,029

Elevance Health, Inc.
2.38%, 1/15/2025	150,000	144,255
2.25%, 5/15/2030	75,000	64,487
4.10%, 5/15/2032	80,000	76,816
3.60%, 3/15/2051	78,000	60,830
6.10%, 10/15/2052	21,000	23,423
5.13%, 2/15/2053	31,000	30,806

HCA, Inc.
3.63%, 3/15/2032(d)	200,000	177,173
7.50%, 11/6/2033	70,000	78,518
4.63%, 3/15/2052(d)	115,000	95,389

Laboratory Corp. of America Holdings
1.55%, 6/1/2026	75,000	67,810
2.70%, 6/1/2031	75,000	64,733

Novant Health, Inc.
3.32%, 11/1/2061	35,000	24,603

Quest Diagnostics, Inc.
2.95%, 6/30/2030	50,000	44,866

UnitedHealth Group, Inc.
5.30%, 2/15/2030	200,000	211,115
2.75%, 5/15/2040	65,000	49,904
5.88%, 2/15/2053	80,000	90,347
		2,262,650

Health Care REITs – 0.3%

Ventas Realty LP
REIT, 4.00%, 3/1/2028	80,000	75,665
REIT, 3.00%, 1/15/2030	50,000	43,381
		119,046

Hotel & Resort REITs – 0.2%

Host Hotels & Resorts LP
Series F, REIT, 4.50%, 2/1/2026	75,000	73,253

Hotels, Restaurants & Leisure – 0.7%

Marriott International, Inc.
Series HH, 2.85%, 4/15/2031	50,000	42,632
Series II, 2.75%, 10/15/2033	5,000	4,058

Investments	Principal Amount	Value

Hotels, Restaurants & Leisure – (continued)

McDonald’s Corp.
3.50%, 7/1/2027	$75,000	$72,926
4.70%, 12/9/2035	50,000	49,973
4.88%, 12/9/2045	50,000	48,390
3.63%, 9/1/2049	65,000	51,571
5.15%, 9/9/2052	10,000	10,158
		279,708

Household Durables – 0.2%

Lennar Corp.
5.00%, 6/15/2027	40,000	39,911

NVR, Inc.
3.00%, 5/15/2030	20,000	17,958

Whirlpool Corp.
4.50%, 6/1/2046	20,000	16,484
		74,353

Household Products – 0.3%

Clorox Co. (The)
4.60%, 5/1/2032	20,000	20,038

Kimberly–Clark Corp.
3.10%, 3/26/2030	75,000	69,959
2.88%, 2/7/2050	50,000	36,981
		126,978

Independent Power and Renewable Electricity Producers – 0.2%

Constellation Energy Generation LLC
3.25%, 6/1/2025	75,000	72,117

Industrial REITs – 0.2%

Prologis LP
REIT, 4.63%, 1/15/2033	70,000	69,741
REIT, 3.00%, 4/15/2050	35,000	24,295
		94,036

Insurance – 3.2%

Aflac, Inc.
3.60%, 4/1/2030	50,000	47,137

Allstate Corp. (The)
3.85%, 8/10/2049	40,000	31,904

American International Group, Inc.
4.75%, 4/1/2048	75,000	68,136

See Accompanying Notes to the Financial Statements.

398	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Insurance – (continued)

Chubb INA Holdings, Inc.
3.35%, 5/3/2026	$150,000	$146,755
1.38%, 9/15/2030	20,000	16,237
4.35%, 11/3/2045	20,000	18,476
3.05%, 12/15/2061	10,000	6,894

Everest Reinsurance Holdings, Inc.
3.13%, 10/15/2052	50,000	33,517

Fidelity National Financial, Inc.
3.20%, 9/17/2051	20,000	12,321

Hartford Financial Services Group, Inc. (The)
3.60%, 8/19/2049	35,000	26,490

Lincoln National Corp.
3.05%, 1/15/2030	30,000	24,499
4.38%, 6/15/2050	15,000	10,655

Manulife Financial Corp.
4.06%, 2/24/2032(a)	75,000	70,876

MetLife, Inc.
10.75%, 8/1/2039	50,000	64,972
4.60%, 5/13/2046	40,000	36,025
5.00%, 7/15/2052	35,000	33,337
5.25%, 1/15/2054	20,000	19,774

Principal Financial Group, Inc.
3.70%, 5/15/2029	50,000	47,457
2.13%, 6/15/2030	50,000	41,718

Prudential Financial, Inc.
1.50%, 3/10/2026	150,000	138,037
4.50%, 9/15/2047(a)	75,000	69,270
4.35%, 2/25/2050	50,000	42,947
3.70%, 3/13/2051	20,000	15,437
6.00%, 9/1/2052(a)	80,000	76,834

Travelers Cos., Inc. (The)
4.00%, 5/30/2047	60,000	51,719
3.05%, 6/8/2051	25,000	18,044

Unum Group
4.13%, 6/15/2051	50,000	36,292
		1,205,760

Interactive Media & Services – 0.5%

Alphabet, Inc.
0.80%, 8/15/2027	100,000	88,233
1.10%, 8/15/2030	15,000	12,412
2.05%, 8/15/2050	75,000	47,764

Investments	Principal Amount	Value

Interactive Media & Services – (continued)

Meta Platforms, Inc.
4.65%, 8/15/2062	$60,000	$53,144
		201,553

IT Services – 1.6%

International Business Machines Corp.
4.00%, 7/27/2025	465,000	459,991
2.85%, 5/15/2040	175,000	129,755
		589,746

Leisure Products – 0.2%

Hasbro, Inc.
3.90%, 11/19/2029	50,000	45,932
6.35%, 3/15/2040	15,000	15,184
		61,116

Machinery – 0.9%

Cummins, Inc.
1.50%, 9/1/2030	75,000	62,091

Otis Worldwide Corp.
3.11%, 2/15/2040	75,000	58,860

Stanley Black & Decker, Inc.
3.40%, 3/1/2026	100,000	96,427
4.00%, 3/15/2060(a)	145,000	109,004
		326,382

Marine Transportation – 0.1%

Kirby Corp.
4.20%, 3/1/2028	30,000	28,400

Media – 2.9%

Charter Communications Operating LLC
5.38%, 5/1/2047	90,000	73,661
3.90%, 6/1/2052	10,000	6,515
5.25%, 4/1/2053	10,000	8,004
5.50%, 4/1/2063	320,000	255,641

Comcast Corp.
2.65%, 2/1/2030	100,000	89,526
2.89%, 11/1/2051	490,000	334,861
2.99%, 11/1/2063	90,000	58,275

Fox Corp.
4.71%, 1/25/2029	75,000	73,671

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	399

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Media – (continued)

Interpublic Group of Cos., Inc. (The)
3.38%, 3/1/2041	$50,000	$37,784

Paramount Global
4.38%, 3/15/2043	75,000	53,546

Time Warner Cable LLC
4.50%, 9/15/2042	120,000	91,398
		1,082,882

Metals & Mining – 0.4%

ArcelorMittal SA
6.55%, 11/29/2027	50,000	52,223

Newmont Corp.
5.88%, 4/1/2035	85,000	89,631
		141,854

Multi-Utilities – 1.9%

Consolidated Edison Co. of New York, Inc.
2.40%, 6/15/2031	75,000	64,196
4.50%, 5/15/2058	100,000	87,424
3.60%, 6/15/2061	35,000	26,818

NiSource, Inc.
0.95%, 8/15/2025	250,000	229,560

Public Service Enterprise Group, Inc.
5.85%, 11/15/2027	175,000	183,395

San Diego Gas & Electric Co.
2.95%, 8/15/2051	125,000	88,181

Sempra Energy
4.00%, 2/1/2048	50,000	40,726
		720,300

Office REITs – 0.4%

Boston Properties LP
REIT, 3.25%, 1/30/2031	75,000	61,424
REIT, 2.45%, 10/1/2033	50,000	35,961

Kilroy Realty LP
REIT, 4.38%, 10/1/2025	75,000	70,391
		167,776

Oil, Gas & Consumable Fuels – 7.7%

BP Capital Markets America, Inc.
3.38%, 2/8/2061	75,000	55,664

Investments	Principal Amount	Value

Oil, Gas & Consumable Fuels – (continued)

Canadian Natural Resources Ltd.
2.95%, 7/15/2030	$130,000	$114,263

Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029	25,000	23,396

ConocoPhillips Co.
5.95%, 3/15/2046	35,000	39,135

Devon Energy Corp.
5.00%, 6/15/2045	35,000	31,338

Enbridge, Inc.
2.50%, 8/1/2033	175,000	141,489
5.50%, 12/1/2046	20,000	19,469
5.50%, 7/15/2077(a)	75,000	66,371

Hess Corp.
3.50%, 7/15/2024	375,000	367,977
6.00%, 1/15/2040	25,000	25,444

Kinder Morgan Energy Partners LP
6.95%, 1/15/2038	75,000	84,806
5.40%, 9/1/2044	30,000	27,677

Kinder Morgan, Inc.
4.30%, 6/1/2025	475,000	469,199
2.00%, 2/15/2031	20,000	16,265
5.55%, 6/1/2045	50,000	47,156
3.60%, 2/15/2051	15,000	10,539

Magellan Midstream Partners LP
3.95%, 3/1/2050	50,000	38,533

Marathon Petroleum Corp.
4.50%, 4/1/2048	70,000	56,956

MPLX LP
1.75%, 3/1/2026	75,000	68,990
2.65%, 8/15/2030	25,000	21,360
4.50%, 4/15/2038	100,000	89,776
5.50%, 2/15/2049	55,000	50,895

ONEOK, Inc.
4.50%, 3/15/2050	100,000	78,572

Plains All American Pipeline LP
4.50%, 12/15/2026	120,000	117,828

Sabine Pass Liquefaction LLC
4.50%, 5/15/2030	25,000	24,208

Suncor Energy, Inc.
3.75%, 3/4/2051	80,000	60,872

Targa Resources Corp.
6.13%, 3/15/2033	90,000	93,961

See Accompanying Notes to the Financial Statements.

400	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Oil, Gas & Consumable Fuels – (continued)

TotalEnergies Capital International SA
2.83%, 1/10/2030	$75,000	$68,571
3.13%, 5/29/2050	55,000	41,121

Transcanada Trust
5.60%, 3/7/2082(a)	265,000	224,068

Transcontinental Gas Pipe Line Co. LLC
3.25%, 5/15/2030	50,000	45,606

Valero Energy Corp.
2.80%, 12/1/2031	75,000	63,354
4.00%, 6/1/2052	30,000	23,053

Western Midstream Operating LP
5.30%, 3/1/2048	35,000	29,537

Williams Cos., Inc. (The)
5.75%, 6/24/2044	50,000	49,545
5.10%, 9/15/2045	55,000	50,284
5.30%, 8/15/2052	20,000	18,842
		2,856,120

Paper & Forest Products – 0.2%

Suzano Austria GmbH
Series DM3N, 3.13%, 1/15/2032	75,000	59,631

Personal Care Products – 0.6%

Estee Lauder Cos., Inc. (The)
3.15%, 3/15/2027	75,000	72,869
1.95%, 3/15/2031	50,000	42,479

Kenvue, Inc.
5.00%, 3/22/2030(d)	50,000	51,851
5.10%, 3/22/2043(d)	60,000	62,179
		229,378

Pharmaceuticals – 5.2%

AstraZeneca plc
4.00%, 9/18/2042	30,000	27,425
4.38%, 11/16/2045	75,000	71,940
3.00%, 5/28/2051	20,000	15,164

Bristol-Myers Squibb Co.
3.90%, 2/20/2028	210,000	208,616
3.90%, 3/15/2062	135,000	111,959

GlaxoSmithKline Capital plc
3.00%, 6/1/2024	220,000	216,140
3.38%, 6/1/2029	50,000	47,754

Investments	Principal Amount	Value

Pharmaceuticals – (continued)

GlaxoSmithKline Capital, Inc.
6.38%, 5/15/2038	$25,000	$29,688

Johnson & Johnson
3.63%, 3/3/2037	270,000	252,669
2.10%, 9/1/2040	15,000	10,906
3.70%, 3/1/2046	75,000	67,144
2.25%, 9/1/2050	30,000	20,291
2.45%, 9/1/2060	10,000	6,676

Merck & Co., Inc.
3.40%, 3/7/2029	75,000	72,452
2.35%, 6/24/2040	150,000	110,678
2.75%, 12/10/2051	50,000	35,431

Mylan, Inc.
5.20%, 4/15/2048	55,000	42,306

Novartis Capital Corp.
3.40%, 5/6/2024	75,000	73,882
2.00%, 2/14/2027	75,000	69,677
2.75%, 8/14/2050	75,000	55,212

Pfizer, Inc.
0.80%, 5/28/2025	75,000	69,920
3.45%, 3/15/2029	75,000	72,591
1.75%, 8/18/2031	50,000	41,710
7.20%, 3/15/2039	85,000	107,367
2.55%, 5/28/2040	50,000	37,841
2.70%, 5/28/2050	50,000	36,065

Viatris, Inc.
3.85%, 6/22/2040	14,000	9,668
4.00%, 6/22/2050	35,000	22,705
		1,943,877

Professional Services – 0.4%

Automatic Data Processing, Inc.
1.70%, 5/15/2028	80,000	71,586

Verisk Analytics, Inc.
4.13%, 3/15/2029	90,000	87,039
		158,625

Real Estate Management & Development – 0.0%(c)

CBRE Services, Inc.
2.50%, 4/1/2031	20,000	16,017

Residential REITs – 0.8%

AvalonBay Communities, Inc.
REIT, 2.95%, 5/11/2026	150,000	142,051
REIT, 5.00%, 2/15/2033	50,000	51,160

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	401

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Residential REITs – (continued)

ERP Operating LP
REIT, 3.00%, 7/1/2029	$100,000	$91,064
		284,275

Retail REITs – 0.4%

Brixmor Operating Partnership LP
REIT, 3.90%, 3/15/2027	50,000	46,691
REIT, 2.50%, 8/16/2031	10,000	7,865

Federal Realty Investment Trust
REIT, 1.25%, 2/15/2026	70,000	63,350

Regency Centers LP
REIT, 3.70%, 6/15/2030	40,000	36,646
		154,552

Semiconductors & Semiconductor Equipment – 1.9%

Intel Corp.
3.75%, 3/25/2027	150,000	147,005
2.00%, 8/12/2031	70,000	57,856
5.63%, 2/10/2043	80,000	82,102
3.73%, 12/8/2047	70,000	55,270
4.75%, 3/25/2050	200,000	181,846
4.95%, 3/25/2060	50,000	46,274

Micron Technology, Inc.
5.88%, 9/15/2033	80,000	79,947

QUALCOMM, Inc.
3.45%, 5/20/2025	75,000	73,585
		723,885

Software – 2.9%

Adobe, Inc.
2.30%, 2/1/2030	50,000	44,425

Autodesk, Inc.
2.85%, 1/15/2030	100,000	89,260

Microsoft Corp.
2.40%, 8/8/2026	90,000	85,801
3.30%, 2/6/2027	200,000	196,479
3.45%, 8/8/2036	50,000	46,446
2.53%, 6/1/2050	280,000	198,661
2.92%, 3/17/2052	60,000	45,979
2.68%, 6/1/2060	50,000	34,638
3.04%, 3/17/2062	20,000	15,068

Salesforce, Inc.
1.50%, 7/15/2028	75,000	66,258
2.90%, 7/15/2051	75,000	53,250

Investments	Principal Amount	Value

Software – (continued)

VMware, Inc.
1.40%, 8/15/2026	$150,000	$133,942

Workday, Inc.
3.70%, 4/1/2029	75,000	70,698
		1,080,905

Specialized REITs – 0.5%

Equinix, Inc.
REIT, 3.20%, 11/18/2029	75,000	67,363
REIT, 3.40%, 2/15/2052	50,000	35,507

Weyerhaeuser Co.
REIT, 3.38%, 3/9/2033	75,000	66,502
		169,372

Specialty Retail – 1.3%

Dick’s Sporting Goods, Inc.
4.10%, 1/15/2052	15,000	10,519

Lowe’s Cos., Inc.
2.50%, 4/15/2026	50,000	47,504
3.65%, 4/5/2029	75,000	71,531
2.63%, 4/1/2031	75,000	64,558
5.00%, 4/15/2033	115,000	116,253
5.50%, 10/15/2035	50,000	51,518
2.80%, 9/15/2041	50,000	35,428
3.00%, 10/15/2050	50,000	33,414
4.45%, 4/1/2062	40,000	32,857
5.85%, 4/1/2063	20,000	20,110

Tractor Supply Co.
1.75%, 11/1/2030	10,000	8,024
		491,716

Technology Hardware, Storage & Peripherals – 3.3%

Apple, Inc.
0.55%, 8/20/2025	420,000	387,648
3.25%, 2/23/2026	125,000	122,350
2.38%, 2/8/2041	130,000	97,522
3.85%, 5/4/2043	150,000	136,928
4.45%, 5/6/2044	170,000	170,300
4.65%, 2/23/2046	50,000	50,315
4.10%, 8/8/2062	30,000	26,595

Dell International LLC
8.10%, 7/15/2036	74,000	86,865
3.38%, 12/15/2041(d)	50,000	35,493

See Accompanying Notes to the Financial Statements.

402	FLEXSHARES SEMIANNUAL REPORT

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Technology Hardware, Storage & Peripherals – (continued)

HP, Inc.
2.65%, 6/17/2031	$58,000	$47,232
6.00%, 9/15/2041	50,000	50,707
		1,211,955

Textiles, Apparel & Luxury Goods – 0.2%

PVH Corp.
4.63%, 7/10/2025	30,000	29,604

Ralph Lauren Corp.
2.95%, 6/15/2030	10,000	9,020

Tapestry, Inc.
3.05%, 3/15/2032	10,000	8,281

VF Corp.
2.95%, 4/23/2030	40,000	33,902
		80,807

Water Utilities – 0.7%

American Water Capital Corp.
3.40%, 3/1/2025	100,000	97,625
2.30%, 6/1/2031	150,000	127,902

Essential Utilities, Inc.
2.70%, 4/15/2030	50,000	43,503
		269,030

Wireless Telecommunication Services – 0.5%

Vodafone Group plc
4.88%, 6/19/2049	25,000	22,431
5.63%, 2/10/2053	160,000	157,952
		180,383
Total Corporate Bonds (Cost $38,787,121)		36,118,696

Total Investments – 97.0% (Cost $38,787,121)		36,118,696

Other assets less liabilities – 3.0%		1,113,775
Net Assets – 100.0%		$37,232,471

(a)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(b)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of April 30, 2023.

(c)	Represents less than 0.05% of net assets.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Percentages shown are based on Net Assets.

Abbreviations

REIT – Real Estate Investment Trust

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$237,061
Aggregate gross unrealized depreciation	(3,019,993)
Net unrealized depreciation	$(2,782,932)
Federal income tax cost	$38,901,628

Security Type	% of Net Assets
Corporate Bonds	97.0%
Others(1)	3.0
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	403

Schedule of Investments

FlexShares® Ultra-Short Income Fund

April 30, 2023 (Unaudited)

Investments	Principal Amount	Value

CORPORATE BONDS – 74.3%

Aerospace & Defense – 1.1%

Boeing Co. (The)
4.51%, 5/1/2023	$1,425,000	$1,425,000
1.95%, 2/1/2024	900,000	874,900

General Dynamics Corp.
3.38%, 5/15/2023	2,650,000	2,648,568

L3Harris Technologies, Inc.
3.85%, 6/15/2023	5,800,000	5,789,412
		10,737,880

Automobiles – 2.0%

BMW US Capital LLC
(United States SOFR Compounded Index + 0.53%), 5.35%, 4/1/2024(a) (b)	900,000	897,511

Hyundai Capital America
1.25%, 9/18/2023(b)	910,000	894,176
0.80%, 1/8/2024(b)	1,700,000	1,647,626
0.88%, 6/14/2024(b)	1,000,000	952,069

Kia Corp.
2.38%, 2/14/2025(b)	730,000	694,230

Mercedes-Benz Finance North America LLC
0.75%, 3/1/2024(b)	2,350,000	2,265,609
(SOFR + 0.93%), 5.75%, 3/30/2025(a) (b)	5,000,000	5,012,220

Nissan Motor Acceptance Co. LLC
1.13%, 9/16/2024(b)	900,000	836,785

Volkswagen Group of America Finance LLC
3.13%, 5/12/2023(b)	1,410,000	1,409,035
0.88%, 11/22/2023(b)	2,000,000	1,951,742
(SOFR + 0.95%), 5.78%, 6/7/2024(a) (b)	2,690,000	2,695,291
		19,256,294

Banks – 23.5%

ANZ New Zealand Int’l Ltd.
(SOFR + 0.60%), 5.44%, 2/18/2025(a) (b)	1,450,000	1,440,763

Investments	Principal Amount	Value

Banks – (continued)

Australia & New Zealand Banking Group Ltd.
5.09%, 12/8/2025	$1,505,000	$1,518,110

Banco Santander SA
(SOFR + 1.24%), 6.08%, 5/24/2024(a)	4,800,000	4,804,419
5.15%, 8/18/2025	1,400,000	1,390,177

Bank of America Corp.
4.10%, 7/24/2023	1,930,000	1,924,971
(BSBY3M + 0.43%), 5.27%, 5/28/2024(a)	3,700,000	3,690,639
(SOFR + 0.73%), 5.54%, 10/24/2024(a)	2,200,000	2,194,419
Series 2025, (SOFR + 0.66%), 5.52%, 2/4/2025(a)	2,000,000	1,986,268

Bank of Montreal
0.40%, 9/15/2023	6,000,000	5,890,013
(United States SOFR Compounded Index + 0.62%), 5.46%, 9/15/2026(a)	3,300,000	3,237,175

Bank of New Zealand
(SOFR + 0.81%), 5.62%, 1/27/2027(a) (b)	4,000,000	3,961,156

Bank of Nova Scotia (The)
0.40%, 9/15/2023	2,881,000	2,828,844
0.55%, 9/15/2023	3,000,000	2,946,604
(United States SOFR Compounded Index + 0.55%), 5.39%, 3/2/2026(a)	5,000,000	4,902,290

Banque Federative du Credit Mutuel SA
(ICE LIBOR USD 3 Month + 0.96%), 6.21%, 7/20/2023(a) (b)	1,000,000	1,000,869

BNP Paribas SA
4.25%, 10/15/2024	1,000,000	980,598

Canadian Imperial Bank of Commerce
0.45%, 6/22/2023	5,000,000	4,964,984
(SOFR + 0.94%), 5.75%, 4/7/2025(a)	4,424,000	4,433,091

See Accompanying Notes to the Financial Statements.

404	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Ultra-Short Income Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Banks – (continued)

Citigroup, Inc.
0.78%, 10/30/2024(c)	$3,500,000	$3,414,022
(SOFR + 0.67%), 5.52%, 5/1/2025(a)	900,000	892,534
(SOFR + 1.37%), 6.22%, 5/24/2025(a)	1,300,000	1,301,458
(SOFR + 0.69%), 5.50%, 1/25/2026(a)	2,400,000	2,364,437

Commonwealth Bank of Australia
(SOFR + 0.74%), 5.57%, 3/14/2025(a) (b)	5,000,000	4,994,100
(SOFR + 0.40%), 5.21%, 7/7/2025(a) (b)	1,800,000	1,783,890
(SOFR + 0.52%), 5.36%, 6/15/2026(a) (b)	1,900,000	1,874,791

Cooperatieve Rabobank UA
(United States SOFR Compounded Index + 0.30%), 5.12%, 1/12/2024(a)	2,000,000	1,993,637
(United States SOFR Compounded Index + 0.38%), 5.19%, 1/10/2025(a)	1,600,000	1,585,016

Danske Bank A/S
6.47%, 1/9/2026(b) (c)	1,280,000	1,289,123

Fifth Third Bank NA
5.85%, 10/27/2025(c)	8,500,000	8,445,648

HSBC Holdings plc
0.73%, 8/17/2024(c)	2,240,000	2,203,943

ING Groep NV
4.10%, 10/2/2023	3,300,000	3,279,688
(United States SOFR Compounded Index + 1.01%), 5.83%, 4/1/2027(a)	3,800,000	3,711,146

JPMorgan Chase & Co.
0.77%, 8/9/2025(c)	1,000,000	940,170
(SOFR + 0.92%), 5.77%, 2/24/2026(a)	6,000,000	5,967,192
(SOFR + 0.77%), 5.60%, 9/22/2027(a)	2,500,000	2,456,840

Investments	Principal Amount	Value

Banks – (continued)

KeyBank NA
(United States SOFR Compounded Index + 0.34%), 5.16%, 1/3/2024(a)	$4,800,000	$4,750,422
(United States SOFR Compounded Index + 0.32%), 5.15%, 6/14/2024(a)	2,000,000	1,958,224

Lloyds Banking Group plc
4.05%, 8/16/2023	4,729,000	4,703,973
3.90%, 3/12/2024	1,000,000	983,126
4.72%, 8/11/2026(c)	2,300,000	2,269,124

Mitsubishi UFJ Financial Group, Inc.
4.79%, 7/18/2025(c)	2,000,000	1,981,969
(SOFR + 0.94%), 5.78%, 2/20/2026(a)	5,000,000	4,943,526
(SOFR + 1.44%), 6.25%, 4/17/2026(a)	2,500,000	2,506,942

Mizuho Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.61%), 5.62%, 9/8/2024(a)	2,900,000	2,889,227

National Australia Bank Ltd.
(SOFR + 0.86%), 5.70%, 6/9/2025(a) (b)	5,200,000	5,197,659
(SOFR + 0.65%), 5.47%, 1/12/2027(a) (b)	4,000,000	3,959,708

National Bank of Canada
0.75%, 8/6/2024	900,000	849,230

NatWest Markets plc
(SOFR + 0.53%), 5.38%, 8/12/2024(a) (b)	600,000	594,820

Nordea Bank Abp
1.00%, 6/9/2023(b)	640,000	636,941
(SOFR + 0.96%), 5.79%, 6/6/2025(a) (b)	2,000,000	2,000,024

PNC Financial Services Group, Inc. (The)
3.50%, 1/23/2024	6,500,000	6,403,657

Royal Bank of Canada
3.97%, 7/26/2024	3,000,000	2,959,173

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	405

FlexShares® Ultra-Short Income Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Banks – (continued)
(United States SOFR Compounded Index + 0.44%), 5.26%, 1/21/2025(a)	$3,000,000	$2,969,822
4.95%, 4/25/2025	3,000,000	3,001,907
(United States SOFR Compounded Index + 0.53%), 5.34%, 1/20/2026(a)	2,750,000	2,704,557
(United States SOFR Compounded Index + 0.57%), 5.38%, 4/27/2026(a)	2,000,000	1,966,691

Skandinaviska Enskilda Banken AB
0.55%, 9/1/2023(b)	5,000,000	4,915,650
(ICE LIBOR USD 3 Month + 0.32%), 5.28%, 9/1/2023(a) (b)	2,800,000	2,800,327
0.65%, 9/9/2024(b)	500,000	470,638
(SOFR + 0.96%), 5.80%, 6/9/2025(a) (b)	1,000,000	1,000,202

Societe Generale SA
2.63%, 10/16/2024(b)	1,000,000	950,881

Standard Chartered plc
6.17%, 1/9/2027(b) (c)	2,100,000	2,130,008

Sumitomo Mitsui Financial Group, Inc.
0.51%, 1/12/2024	300,000	290,194
(SOFR + 0.88%), 5.69%, 1/14/2027(a)	1,480,000	1,447,882

Sumitomo Mitsui Trust Bank Ltd.
0.80%, 9/12/2023(b)	900,000	885,172
0.85%, 3/25/2024(b)	400,000	384,074

Svenska Handelsbanken AB
3.90%, 11/20/2023	1,500,000	1,488,023
(United States SOFR Compounded Index + 0.91%), 5.75%, 6/10/2025(a) (b)	7,000,000	6,998,638

Swedbank AB
1.30%, 6/2/2023(b)	400,000	398,348

Investments	Principal Amount	Value

Banks – (continued)

Toronto-Dominion Bank (The)
0.75%, 6/12/2023	$2,000,000	$1,989,470
0.45%, 9/11/2023	2,606,000	2,554,863
(SOFR + 0.41%), 5.22%, 1/10/2025(a)	2,777,000	2,747,679
(SOFR + 0.59%), 5.43%, 9/10/2026(a)	2,000,000	1,962,632

Truist Financial Corp.
(SOFR + 0.40%), 5.24%, 6/9/2025(a)	3,750,000	3,608,737

US Bancorp
3.70%, 1/30/2024	3,000,000	2,964,886

US Bank NA
3.40%, 7/24/2023	4,010,000	3,991,897

Wells Fargo & Co.
(SOFR + 1.32%), 6.12%, 4/25/2026(a)	5,600,000	5,618,200

Westpac Banking Corp.
3.30%, 2/26/2024	2,200,000	2,173,315
(SOFR + 1.00%), 5.84%, 8/26/2025(a)	5,000,000	5,024,301
(SOFR + 0.52%), 5.37%, 6/3/2026(a)	2,568,000	2,528,545
		222,148,309

Beverages – 1.3%

Constellation Brands, Inc.
3.60%, 5/9/2024	1,590,000	1,563,872

Diageo Capital plc
3.50%, 9/18/2023	2,775,000	2,758,244

Keurig Dr Pepper, Inc.
3.13%, 12/15/2023	4,000,000	3,959,959
0.75%, 3/15/2024	3,500,000	3,369,679

PepsiCo, Inc.
0.75%, 5/1/2023	735,000	735,000
		12,386,754

Biotechnology – 0.8%

Gilead Sciences, Inc.
0.75%, 9/29/2023	6,624,000	6,504,914
3.70%, 4/1/2024	1,100,000	1,084,520
		7,589,434

See Accompanying Notes to the Financial Statements.

406	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Ultra-Short Income Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Capital Markets – 5.3%

Bank of New York Mellon Corp. (The)
0.35%, 12/7/2023	$4,312,000	$4,186,585
Series J, (SOFR + 0.20%), 5.00%, 10/25/2024(a)	2,800,000	2,770,432

Blackstone Private Credit Fund
2.70%, 1/15/2025	800,000	746,405

Charles Schwab Corp. (The)
(United States SOFR Compounded Index + 0.50%), 5.33%, 3/18/2024(a)	1,390,000	1,375,392
(United States SOFR Compounded Index + 0.52%), 5.37%, 5/13/2026(a)	1,000,000	959,699
(United States SOFR Compounded Index + 1.05%), 5.90%, 3/3/2027(a)	7,000,000	6,733,719

Credit Suisse Group AG
3.80%, 6/9/2023	1,000,000	990,850
6.37%, 7/15/2026(b) (c)	1,900,000	1,847,143

Deutsche Bank AG
0.90%, 5/28/2024	1,100,000	1,038,317

FS KKR Capital Corp.
1.65%, 10/12/2024	980,000	907,291

Goldman Sachs Group, Inc. (The)
3.00%, 3/15/2024	2,500,000	2,447,067
0.66%, 9/10/2024(c)	2,600,000	2,551,626
5.70%, 11/1/2024	3,000,000	3,026,673

Moody’s Corp.
4.88%, 2/15/2024	4,000,000	3,978,080

Morgan Stanley
1.16%, 10/21/2025(c)	500,000	468,061
(SOFR + 0.95%), 5.54%, 2/18/2026(a)	7,000,000	6,953,023

UBS AG
(SOFR + 0.32%), 5.17%, 6/1/2023(a) (b)	2,500,000	2,499,970
0.70%, 8/9/2024(b)	200,000	187,720

Investments	Principal Amount	Value

Capital Markets – (continued)

UBS Group AG
(SOFR + 1.58%), 6.43%, 5/12/2026(a) (b)	$6,000,000	$6,009,193
		49,677,246

Chemicals – 0.9%

Ecolab, Inc.
0.90%, 12/15/2023	2,525,000	2,460,498

International Flavors & Fragrances, Inc.
3.20%, 5/1/2023	750,000	750,000

Nutrien Ltd.
1.90%, 5/13/2023	4,000,000	3,994,707

Sherwin-Williams Co. (The)
4.05%, 8/8/2024	700,000	691,053

Westlake Corp.
0.88%, 8/15/2024	300,000	284,283
		8,180,541

Commercial Services & Supplies – 1.1%

Republic Services, Inc.
4.75%, 5/15/2023	6,500,000	6,497,250

Waste Management, Inc.
2.40%, 5/15/2023	3,500,000	3,496,422
		9,993,672

Construction Materials – 0.1%

Martin Marietta Materials, Inc.
0.65%, 7/15/2023	980,000	969,938

Consumer Finance – 4.1%

AerCap Ireland Capital DAC
(SOFR + 0.68%), 5.51%, 9/29/2023(a)	900,000	896,612
1.65%, 10/29/2024	750,000	701,287

Ally Financial, Inc.
3.05%, 6/5/2023	3,470,000	3,455,073

American Express Co.
3.40%, 2/22/2024	2,500,000	2,465,741
(United States SOFR Compounded Index + 0.72%), 5.58%, 5/3/2024(a)	3,000,000	3,000,900
(SOFR + 0.93%), 5.76%, 3/4/2025(a)	1,914,000	1,913,713

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	407

FlexShares® Ultra-Short Income Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Consumer Finance – (continued)

American Honda Finance Corp.
(ICE LIBOR USD 3 Month + 0.37%), 5.23%, 5/10/2023(a)	$2,500,000	$2,499,653
0.88%, 7/7/2023	4,420,000	4,385,977
(ICE LIBOR USD 3 Month + 0.42%), 5.43%, 9/8/2023(a)	600,000	599,168

Capital One Financial Corp.
3.50%, 6/15/2023	1,000,000	997,439
(SOFR + 1.35%), 6.21%, 5/9/2025(a)	2,000,000	1,982,156

General Motors Financial Co., Inc.
4.15%, 6/19/2023	465,000	463,913
1.70%, 8/18/2023	380,000	375,767
(SOFR + 0.76%), 5.60%, 3/8/2024(a)	800,000	796,406
3.50%, 11/7/2024	600,000	584,772

John Deere Capital Corp.
(SOFR + 0.12%), 4.93%, 7/10/2023(a)	1,500,000	1,499,546
(SOFR + 0.20%), 5.01%, 10/11/2024(a)	2,500,000	2,482,819
(SOFR + 0.56%), 5.39%, 3/7/2025(a)	1,720,000	1,709,074

Synchrony Financial
4.88%, 6/13/2025	1,493,000	1,410,747

Toyota Motor Credit Corp.
(SOFR + 0.32%), 5.14%, 1/13/2025(a)	7,000,000	6,938,917
		39,159,680

Consumer Staples Distribution & Retail – 1.0%

Dollar General Corp.
4.25%, 9/20/2024	840,000	832,031

Kroger Co. (The)
3.85%, 8/1/2023	945,000	940,633
4.00%, 2/1/2024	6,200,000	6,138,246

Walgreens Boots Alliance, Inc.
0.95%, 11/17/2023	1,770,000	1,727,576
		9,638,486

Investments	Principal Amount	Value

Containers & Packaging – 0.1%

Avery Dennison Corp. 0.85%, 8/15/2024	$1,040,000	$984,693

Diversified REITs – 0.6%

Simon Property Group LP REIT, 2.75%, 6/1/2023	5,805,000	5,791,659

Diversified Telecommunication Services – 2.5%

AT&T, Inc.
(United States SOFR Compounded Index + 0.64%), 5.46%, 3/25/2024(a)	4,160,000	4,152,315
(ICE LIBOR USD 3 Month + 1.18%), 6.33%, 6/12/2024(a)	3,550,000	3,571,704

Bell Canada (The)
Series US-3, 0.75%, 3/17/2024	5,050,000	4,838,385

British Telecommunications plc
4.50%, 12/4/2023	5,500,000	5,473,395

Verizon Communications, Inc.
0.75%, 3/22/2024	2,000,000	1,925,538
(ICE LIBOR USD 3 Month + 1.10%), 5.96%, 5/15/2025(a)	1,000,000	1,006,522
(United States SOFR Compounded Index + 0.79%), 5.62%, 3/20/2026(a)	2,600,000	2,581,822
		23,549,681

Electric Utilities – 2.6%

American Electric Power Co., Inc.
Series A, (ICE LIBOR USD 3 Month + 0.48%), 5.29%, 11/1/2023(a)	1,400,000	1,397,770

Entergy Louisiana LLC
0.62%, 11/17/2023	846,000	824,491

Eversource Energy
Series T, (United States SOFR Compounded Index + 0.25%), 5.11%, 8/15/2023(a)	1,500,000	1,498,605

See Accompanying Notes to the Financial Statements.

408	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Ultra-Short Income Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Electric Utilities – (continued)
Series N, 3.80%, 12/1/2023	$3,000,000	$2,967,867

Florida Power & Light Co.
(United States SOFR Compounded Index + 0.38%), 5.20%, 1/12/2024(a)	4,400,000	4,382,355

Georgia Power Co.
Series A, 2.10%, 7/30/2023	2,500,000	2,479,245

Mississippi Power Co.
Series A, (SOFR + 0.30%), 5.12%, 6/28/2024(a)	950,000	940,936

NextEra Energy Capital Holdings, Inc.
2.94%, 3/21/2024	2,000,000	1,958,090

OGE Energy Corp.
0.70%, 5/26/2023	1,490,000	1,485,304

Southern Co. (The)
Series 2021, (United States SOFR Compounded Index + 0.37%), 5.23%, 5/10/2023(a)	820,000	819,906
Series 21-A, 0.60%, 2/26/2024	1,840,000	1,772,673

Xcel Energy, Inc.
0.50%, 10/15/2023	4,000,000	3,909,530
		24,436,772

Energy Equipment & Services – 0.8%

Baker Hughes Holdings LLC
1.23%, 12/15/2023	3,000,000	2,925,877

Schlumberger Investment SA
3.65%, 12/1/2023	4,546,000	4,501,394
		7,427,271

Entertainment – 0.8%

Take-Two Interactive Software, Inc.
3.30%, 3/28/2024	7,310,000	7,171,327
3.55%, 4/14/2025	240,000	233,408
		7,404,735

Investments	Principal Amount	Value

Financial Services – 3.0%

Corebridge Financial, Inc.
3.50%, 4/4/2025(b)	$2,300,000	$2,209,868

Element Fleet Management Corp.
1.60%, 4/6/2024(b)	5,500,000	5,275,962

Fidelity National Information Services, Inc.
0.60%, 3/1/2024	910,000	872,530

Fiserv, Inc.
3.80%, 10/1/2023	5,200,000	5,164,898

Global Payments, Inc.
4.00%, 6/1/2023	3,000,000	2,995,589
1.50%, 11/15/2024	240,000	226,549

Jackson Financial, Inc.
1.13%, 11/22/2023	950,000	927,112

NTT Finance Corp.
0.58%, 3/1/2024(b)	2,650,000	2,552,235

PayPal Holdings, Inc.
1.35%, 6/1/2023	4,775,000	4,755,646

Western Union Co. (The)
4.25%, 6/9/2023	3,603,000	3,592,182
		28,572,571

Food Products – 1.9%

Conagra Brands, Inc.
0.50%, 8/11/2023	560,000	552,363

Danone SA
2.59%, 11/2/2023(b)	3,025,000	2,984,218

General Mills, Inc.
(ICE LIBOR USD 3 Month + 1.01%), 6.27%, 10/17/2023(a)	650,000	651,909
3.65%, 2/15/2024	6,000,000	5,926,764

Hormel Foods Corp.
0.65%, 6/3/2024	280,000	267,639

Kellogg Co.
2.65%, 12/1/2023	2,000,000	1,971,342

McCormick & Co., Inc.
0.90%, 2/15/2026	620,000	558,865

Mondelez International, Inc.
2.13%, 3/17/2024	3,500,000	3,408,860

Tyson Foods, Inc.
3.95%, 8/15/2024	1,250,000	1,233,144
		17,555,104

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	409

FlexShares® Ultra-Short Income Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Ground Transportation – 0.3%

Canadian Pacific Railway Co.
1.35%, 12/2/2024	$910,000	$859,866

SMBC Aviation Capital Finance DAC
4.13%, 7/15/2023(b)	700,000	697,024

Union Pacific Corp.
3.50%, 6/8/2023	950,000	948,309
		2,505,199

Health Care Equipment & Supplies – 2.1%

Baxter International, Inc.
0.87%, 12/1/2023	1,800,000	1,750,022
(United States SOFR Compounded Index + 0.44%), 5.28%, 11/29/2024(a)	1,435,000	1,407,645

Boston Scientific Corp.
3.45%, 3/1/2024	6,127,000	6,035,693

GE HealthCare Technologies, Inc.
5.55%, 11/15/2024(b)	3,000,000	3,012,766

Stryker Corp.
0.60%, 12/1/2023	6,910,000	6,725,141

Zimmer Biomet Holdings, Inc.
1.45%, 11/22/2024	650,000	615,452
		19,546,719

Health Care Providers & Services – 2.2%

Cigna Group (The)
3.00%, 7/15/2023	1,500,000	1,491,859
(ICE LIBOR USD 3 Month + 0.89%), 6.15%, 7/15/2023(a)	2,500,000	2,500,969
0.61%, 3/15/2024	2,400,000	2,305,968

HCA, Inc.
5.00%, 3/15/2024	400,000	398,120

Humana, Inc.
0.65%, 8/3/2023	1,760,000	1,738,905

McKesson Corp.
3.80%, 3/15/2024	5,000,000	4,933,663

UnitedHealth Group, Inc.
3.50%, 6/15/2023	6,000,000	5,987,741
0.55%, 5/15/2024	1,580,000	1,512,051
		20,869,276

Investments	Principal Amount	Value

Hotels, Restaurants & Leisure – 0.5%

Hyatt Hotels Corp.
1.30%, 10/1/2023	$500,000	$492,612

Starbucks Corp.
3.85%, 10/1/2023	2,000,000	1,990,263
(United States SOFR Compounded Index + 0.42%), 5.27%, 2/14/2024(a)	2,370,000	2,368,608
		4,851,483

Household Durables – 0.4%

Lennar Corp.
4.88%, 12/15/2023	3,940,000	3,932,061

Household Products – 0.2%

Colgate-Palmolive Co.
3.10%, 8/15/2025	1,480,000	1,443,991

Industrial Conglomerates – 0.6%

3M Co.
3.25%, 2/14/2024	3,062,000	3,023,208

General Electric Co.
Series A, (ICE LIBOR USD 3 Month + 0.30%), 5.56%, 5/13/2024(a)	3,000,000	2,960,200
		5,983,408

Insurance – 1.0%

Athene Global Funding
1.20%, 10/13/2023(b)	1,900,000	1,855,077
(ICE LIBOR USD 3 Month + 0.73%), 5.94%, 1/8/2024(a) (b)	1,000,000	991,196

Brighthouse Financial Global Funding
0.60%, 6/28/2023(b)	630,000	624,857

Loews Corp.
2.63%, 5/15/2023	2,198,000	2,195,423

New York Life Global Funding
(United States SOFR Compounded Index + 0.33%), 5.15%, 1/14/2025(a) (b)	2,000,000	1,980,180

Protective Life Global Funding
0.63%, 10/13/2023(b)	900,000	879,373

See Accompanying Notes to the Financial Statements.

410	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Ultra-Short Income Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Insurance – (continued)

Security Benefit Global Funding
1.25%, 5/17/2024(b)	$650,000	$619,085
		9,145,191

IT Services – 0.9%

International Business Machines Corp.
3.38%, 8/1/2023	7,000,000	6,966,122
3.63%, 2/12/2024	1,500,000	1,483,377
		8,449,499

Life Sciences Tools & Services – 0.3%

Thermo Fisher Scientific, Inc.
0.80%, 10/18/2023	1,000,000	980,146
1.22%, 10/18/2024	390,000	371,395
(United States SOFR Compounded Index + 0.53%), 5.34%, 10/18/2024(a)	1,018,000	1,017,754
		2,369,295

Machinery – 1.9%

CNH Industrial Capital LLC
1.95%, 7/2/2023	2,381,000	2,367,731
3.95%, 5/23/2025	1,290,000	1,259,536

Daimler Truck Finance North America LLC
(SOFR + 0.60%), 5.44%, 12/14/2023(a) (b)	2,000,000	1,998,778

Illinois Tool Works, Inc.
3.50%, 3/1/2024	4,330,000	4,274,965

Parker-Hannifin Corp.
3.65%, 6/15/2024	6,000,000	5,910,550

Stanley Black & Decker, Inc.
6.27%, 3/6/2026	2,020,000	2,042,852
		17,854,412

Media – 0.5%

Comcast Corp.
(ICE LIBOR USD 3 Month + 0.63%), 5.89%, 4/15/2024(a)	1,000,000	1,001,872

Investments	Principal Amount	Value

Media – (continued)

Fox Corp.
4.03%, 1/25/2024	$4,000,000	$3,963,840
		4,965,712

Multi-Utilities – 1.0%

Ameren Illinois Co.
0.38%, 6/15/2023	670,000	665,832

Black Hills Corp.
1.04%, 8/23/2024	960,000	905,950

CenterPoint Energy, Inc.
(United States SOFR Compounded Index + 0.65%), 5.50%, 5/13/2024(a)	760,000	756,534

Consolidated Edison, Inc.
Series A, 0.65%, 12/1/2023	3,600,000	3,502,505

Dominion Energy, Inc.
Series D, (ICE LIBOR USD 3 Month + 0.53%), 5.40%, 9/15/2023(a)	2,000,000	1,998,294

DTE Energy Co.
4.22%, 11/1/2024(d)	1,700,000	1,675,024
		9,504,139

Office REITs – 0.6%

Boston Properties LP
REIT, 3.13%, 9/1/2023	5,000,000	4,929,075
REIT, 3.80%, 2/1/2024	1,000,000	978,112
		5,907,187

Oil, Gas & Consumable Fuels – 2.4%

ConocoPhillips Co.
2.13%, 3/8/2024	4,500,000	4,395,674

Enbridge, Inc.
(United States SOFR Compounded Index + 0.63%), 5.49%, 2/16/2024(a)	4,700,000	4,687,112

Enterprise Products Operating LLC
5.05%, 1/10/2026	720,000	731,740

Kinder Morgan Energy Partners LP
3.50%, 9/1/2023	4,410,000	4,386,565

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	411

FlexShares® Ultra-Short Income Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Oil, Gas & Consumable Fuels – (continued)

Kinder Morgan, Inc.
5.63%, 11/15/2023(b)	$1,150,000	$1,149,668

Phillips 66
0.90%, 2/15/2024	5,000,000	4,833,317

Saudi Arabian Oil Co.
1.25%, 11/24/2023(b)	200,000	195,396

TransCanada PipeLines Ltd.
3.75%, 10/16/2023	2,000,000	1,983,516
1.00%, 10/12/2024	520,000	488,263
		22,851,251

Paper & Forest Products – 0.6%

Georgia-Pacific LLC
3.73%, 7/15/2023(b)	4,000,000	3,984,424
0.63%, 5/15/2024(b)	2,200,000	2,099,537
		6,083,961

Personal Care Products – 0.2%

Kenvue, Inc.
5.50%, 3/22/2025(b)	2,305,000	2,343,930

Pharmaceuticals – 1.4%

AstraZeneca plc
0.30%, 5/26/2023	6,425,000	6,404,716
(ICE LIBOR USD 3 Month + 0.67%), 5.54%, 8/17/2023(a)	480,000	480,320

Bristol-Myers Squibb Co.
0.54%, 11/13/2023	700,000	683,003

Merck & Co., Inc.
2.80%, 5/18/2023	695,000	694,288

Pfizer, Inc.
3.00%, 6/15/2023	2,490,000	2,482,981

Shire Acquisitions Investments Ireland DAC
2.88%, 9/23/2023	2,925,000	2,894,692
		13,640,000

Semiconductors & Semiconductor Equipment – 0.7%

Analog Devices, Inc.
(SOFR + 0.25%), 5.07%, 10/1/2024(a)	610,000	605,789

Microchip Technology, Inc.
0.98%, 9/1/2024	870,000	818,817

Investments	Principal Amount	Value

Semiconductors & Semiconductor Equipment – (continued)

NVIDIA Corp.
0.31%, 6/15/2023	$5,320,000	$5,291,398
		6,716,004

Software – 1.1%

Intuit, Inc.
0.65%, 7/15/2023	1,890,000	1,870,714

Roper Technologies, Inc.
3.65%, 9/15/2023	4,727,000	4,698,619

VMware, Inc.
0.60%, 8/15/2023	3,590,000	3,540,484
		10,109,817

Specialized REITs – 0.6%

Crown Castle, Inc.
REIT, 3.15%, 7/15/2023	1,700,000	1,692,195

Public Storage
REIT, (SOFR + 0.47%), 5.27%, 4/23/2024(a)	4,000,000	3,987,552
		5,679,747

Specialty Retail – 0.6%

AutoZone, Inc.
3.13%, 4/18/2024	3,993,000	3,909,250

O’Reilly Automotive, Inc.
3.85%, 6/15/2023	1,616,000	1,611,131
		5,520,381

Technology Hardware, Storage & Peripherals – 0.3%

Hewlett Packard Enterprise Co.
5.90%, 10/1/2024	3,200,000	3,234,060

Trading Companies & Distributors – 0.2%

Air Lease Corp.
4.25%, 2/1/2024	1,000,000	988,727
0.80%, 8/18/2024	980,000	920,210
		1,908,937

Wireless Telecommunication Services – 0.2%

Rogers Communications, Inc.
4.10%, 10/1/2023	2,000,000	1,985,791
Total Corporate Bonds (Cost $707,623,558)		702,862,171

See Accompanying Notes to the Financial Statements.

412	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Ultra-Short Income Fund (cont.)

Investments	Principal Amount	Value

ASSET-BACKED SECURITIES – 5.3%

BMW Vehicle Lease Trust
Series 2021-1, Class A4, 0.37%, 7/25/2024	$2,550,000	$2,520,016
Series 2021-2, Class A3, 0.33%, 12/26/2024	1,868,122	1,834,853
Series 2023-1, Class A2, 5.27%, 2/25/2025	500,000	499,074
Series 2022-1, Class A3, 1.10%, 3/25/2025	329,971	322,804

Capital One Multi-Asset Execution Trust
Series 2021-A3, Class A3, 1.04%, 11/15/2026	2,900,000	2,737,624

Carmax Auto Owner Trust
Series 2022-3, Class A2A, 3.81%, 9/15/2025	1,173,599	1,163,361

Dell Equipment Finance Trust
Series 2021-2, Class A2, 0.33%, 12/22/2026(b)	303,833	302,545
Series 2023-1, Class A2, 5.65%, 9/22/2028(b)	2,000,000	2,001,914

Ford Credit Auto Lease Trust
Series 2022-A, Class A2A, 2.78%, 10/15/2024	415,017	412,358
Series 2022-A, Class A3, 3.23%, 5/15/2025	1,000,000	983,329

Ford Credit Auto Owner Trust
Series 2020-A, Class A3, 1.04%, 8/15/2024	45,873	45,668
Series 2022-C, Class A2A, 4.52%, 4/15/2025	3,128,337	3,116,124
Series 2022-D, Class A2A, 5.37%, 8/15/2025	1,100,000	1,098,726
Series 2023-A, Class A2A, 5.14%, 3/15/2026	580,000	578,972

GM Financial Automobile Leasing Trust
Series 2022-3, Class A2A, 4.01%, 10/21/2024	2,246,090	2,232,386
Series 2021-1, Class A4, 0.33%, 2/20/2025	1,330,716	1,323,745
Series 2022-2, Class A3, 3.42%, 6/20/2025	1,000,000	981,776

Investments	Principal Amount	Value

ASSET-BACKED SECURITIES – (continued)

GM Financial Consumer Automobile Receivables Trust
Series 2020-1, Class A4, 1.90%, 3/17/2025	$500,000	$493,631
Series 2022-3, Class A2A, 3.50%, 9/16/2025	1,490,523	1,475,222
Series 2023-1, Class A2A, 5.19%, 3/16/2026	770,000	769,091
Series 2021-2, Class A3, 0.51%, 4/16/2026	1,140,151	1,098,908
Series 2021-3, Class A3, 0.48%, 6/16/2026	1,408,813	1,352,208

Honda Auto Receivables Owner Trust
Series 2022-2, Class A2, 3.81%, 3/18/2025	1,333,894	1,323,043

Hyundai Auto Receivables Trust
Series 2021-C, Class A2A, 0.36%, 10/15/2024	102,654	102,129
Series 2022-A, Class A2A, 1.81%, 2/18/2025	596,397	589,373
Series 2022-B, Class A2A, 3.64%, 5/15/2025	810,395	802,580
Series 2021-A, Class A3, 0.38%, 9/15/2025	1,245,143	1,211,046
Series 2020-B, Class A4, 0.62%, 12/15/2025	1,439,000	1,393,664

Mercedes-Benz Auto Receivables Trust
Series 2022-1, Class A2, 5.26%, 10/15/2025	1,500,000	1,498,393
Series 2023-1, Class A2, 5.09%, 1/15/2026	600,000	598,571

Nissan Auto Lease Trust
Series 2021-A, Class A3, 0.52%, 8/15/2024	1,534,491	1,513,634

Nissan Auto Receivables Owner Trust
Series 2022-B, Class A2, 4.50%, 8/15/2025	3,000,000	2,981,636

Santander Drive Auto Receivables Trust
Series 2022-7, Class A2, 5.81%, 1/15/2026	1,214,179	1,214,067

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	413

FlexShares® Ultra-Short Income Fund (cont.)

Investments	Principal Amount	Value

ASSET-BACKED SECURITIES – (continued)
Series 2023-1, Class A2, 5.36%, 5/15/2026	$2,000,000	$1,995,975

Toyota Auto Receivables Owner Trust
Series 2020-B, Class A3, 1.36%, 8/15/2024	137,366	136,582
Series 2022-D, Class A2A, 5.27%, 1/15/2026	1,200,000	1,198,993

Verizon Master Trust
Series 2021-1, Class A, 0.50%, 5/20/2027	3,000,000	2,853,244

World Omni Auto Receivables Trust
Series 2022-C, Class A2, 3.73%, 3/16/2026	1,823,450	1,802,988
Series 2021-B, Class A3, 0.42%, 6/15/2026	1,656,293	1,591,397
Total Asset-Backed Securities (Cost $50,142,337)		50,151,650

MUNICIPAL BONDS – 0.5%

University of Missouri, System Facilities Revenue Bonds
Series 2020-A, 1.47%, 11/1/2023	1,000,000	981,627

City of New York
Series 2021-D, 0.59%, 8/1/2023	1,800,000	1,780,289

Anaheim Public Financing Authority
Series 2021-A, 0.63%, 7/1/2024	500,000	476,163

New York City Transitional Finance Authority, Building Aid
Series 2022 Subseries S-1B, 0.64%, 7/15/2024	1,000,000	948,523

Port Authority of New York & New Jersey
Series AAA, 1.09%, 7/1/2023	1,000,000	992,915
Total Municipal Bonds (Cost $5,300,000)		5,179,517

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCY SECURITIES – 0.2%(a)

FFCB
(SOFR + 0.04%), 4.85%, 2/5/2024 (Cost $1,800,000)	$1,800,000	$1,799,608

SHORT-TERM INVESTMENTS – 18.3%(e)

U.S. TREASURY OBLIGATIONS – 18.3%

U.S. Treasury Bills
4.47%, 5/2/2023	25,000,000	24,997,115
4.69%, 5/30/2023	20,000,000	19,933,743
4.58%, 6/22/2023	30,000,000	29,790,808
5.05%, 8/22/2023	20,000,000	19,687,602
5.22%, 9/7/2023	20,000,000	19,653,539
4.79%, 9/28/2023	20,000,000	19,602,431
4.95%, 10/19/2023	20,000,000	19,541,308
0.00%, 10/26/2023	20,000,000	19,521,609
Total U.S. Treasury Obligations (Cost $172,721,418)		172,728,155

Total Investments – 98.6% (Cost $937,587,313)		932,721,101

Other assets less liabilities – 1.4%		13,080,556
NET ASSETS – 100.0%		$945,801,657

(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2023.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

(d)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of April 30, 2023.

(e)	The rate shown was the current yield as of April 30, 2023.

Percentages shown are based on Net Assets.

Abbreviations

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

USD – US Dollar

See Accompanying Notes to the Financial Statements.

414	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Ultra-Short Income Fund (cont.)

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$665,358
Aggregate gross unrealized depreciation	(5,531,570)
Net unrealized depreciation	$(4,866,212)
Federal income tax cost	$937,587,313

FlexShares® Ultra-Short Income Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2023:

Australia	3.1%
Canada	8.1
Denmark	0.1
Finland	0.3
France	0.6
Germany	1.8
Ireland	0.2
Japan	1.9
Netherlands	1.1
New Zealand	0.6
Saudi Arabia	0.0 †
South Korea	0.1
Spain	0.7
Sweden	1.9
Switzerland	1.2
United Kingdom	3.0
United States	73.9
Other[1]	1.4
100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-fixed-income securities and net other assets (liabilities).

Security Type	% of Net Assets
Corporate Bonds	74.3%
Asset-Backed Securities	5.3
Municipal Bonds	0.5
U.S. Government Agency Securities	0.2
Short-Term Investments	18.3
Others(1)	1.4
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	415

Schedule of Investments

FlexShares® Core Select Bond Fund

April 30, 2023 (Unaudited)

Investments	Shares	Value

EXCHANGE TRADED FUNDS – 97.8%

FlexShares® Credit-Scored US Corporate Bond Index Fund(a)	285,764	$13,609,768

FlexShares® Credit-Scored US Long Corporate Bond Index Fund(a)	21,696	963,723

FlexShares® Disciplined Duration MBS Index Fund(a)	473,785	9,774,232

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund(a)	162,581	3,919,828

FlexShares® Ultra-Short Income Fund(a)	131,437	9,843,843

iShares 10+ Year Investment Grade Corporate Bond ETF(b)	339,838	17,872,080

iShares 20+ Year Treasury Bond ETF	127,520	13,575,779

iShares 3-7 Year Treasury Bond ETF(b)	311,546	36,818,506

iShares 5-10 Year Investment Grade Corporate Bond ETF(b)	132,613	6,829,570

iShares 7-10 Year Treasury Bond ETF(b)	133,702	13,334,100

iShares MBS ETF	497,336	47,187,240

iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	306,504	15,542,818
Total Exchange Traded Funds (Cost $191,872,804)		189,271,487
	Principal Amount

SECURITIES LENDING REINVESTMENTS – 7.5%(c)

REPURCHASE AGREEMENTS – 7.5%

CF Secured LLC, 4.77%, dated 4/30/2023, due 5/1/2023, repurchase price $14,516,623, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 7.63%, maturing 5/15/2023 - 2/15/2053; total market value $14,722,305 (Cost $14,514,700)	$14,514,700	14,514,700

	Principal Amount	Value

SHORT-TERM INVESTMENTS – 0.1%(d) (e)

U.S. TREASURY OBLIGATIONS – 0.1%

U.S. Treasury Bills 4.36%, 5/11/2023 (Cost $79,904)	$80,000	$79,907
Total Investments – 105.4% (Cost $206,467,408)		203,866,094

Liabilities in excess of other assets – (5.4%)		(10,381,038)
NET ASSETS – 100.0%		$193,485,056

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the affiliated Funds.

(b)

The security or a portion of this security is on loan at April 30, 2023. The total value of securities on loan at April 30, 2023 was $21,110,480, collateralized in the form of cash with a value of $14,514,700 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $7,894,413 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 2.00% – 3.00%, and maturity dates ranging from November 15, 2041 – May 15, 2051; a total value of $22,409,113.

(c)	The security was purchased with cash collateral held from securities on loan at April 30, 2023. The total value of securities purchased was $14,514,700.

(d)	All or a portion of the security pledged as collateral for Futures Contracts.

(e)	The rate shown was the current yield as of April 30, 2023.

Percentages shown are based on Net Assets.

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(3,344,440)
Net unrealized depreciation	$(3,344,440)
Federal income tax cost	$207,302,983

See Accompanying Notes to the Financial Statements.

416	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Core Select Bond Fund (cont.)

For the period ended April 30, 2023, the FlexShares® Core Select Bond Fund was invested in securities of affiliated FlexShares® Funds. The Schedules of Investments of the affiliated FlexShares® Funds are located elsewhere in this Report.

Investment in a company which was affiliated for the period ended April 30, 2023, was as follows:

Security	Value October 31, 2022	Purchases at Cost	Sales Proceeds	Shares April 30, 2023	Value April 30, 2023	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain/(Loss)
FlexShares® Credit-Scored US Corporate Bond Index Fund	$11,170,323	$2,156,442	$320,420	285,764	$13,609,768	$596,099	$188,729	$7,324
FlexShares® Credit-Scored US Long Corporate Bond Index Fund	797,284	150,437	86,359	21,696	963,723	104,039	21,106	(1,678)
FlexShares® Disciplined Duration MBS Index Fund	21,492,612	3,254,245	15,739,082	473,785	9,774,232	1,682,594	321,379	(916,137)
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	6,398,688	1,381,411	4,029,346	162,581	3,919,828	400,808	74,246	(231,733)
FlexShares® Ultra-Short Income Fund	16,002,325	2,814,969	9,088,930	131,437	9,843,843	100,585	289,415	14,894
	$55,861,232	$9,757,504	$29,264,137	1,075,263	$38,111,394	$2,884,125	$894,875	$(1,127,330)

Futures Contracts

FlexShares® Core Select Bond Fund had the following open futures contracts as of April 30, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
U.S. Treasury 2 Year Note	51	06/30/2023	USD	$10,514,367	$92,449

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD – US Dollar

Security Type	% of Net Assets
Exchange Traded Funds	97.8%
Securities Lending Reinvestments	7.5
Short-Term Investments	0.1
Others(1)	(5.4)
100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	417

Notes to the Financial Statements April 30, 2023 (Unaudited)

1. Organization

FlexShares® Trust (the “Trust”), a Maryland statutory trust, was formed on May 13, 2010, originally named NT ETF Trust and renamed FlexShares® Trust as of April 12, 2011. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust consists of thirty-two operational exchange-traded funds as of April 30, 2023 (each a “Fund” and collectively, the “Funds”).

FlexShares® ESG & Climate US Large Cap Core Index Fund, FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund, FlexShares® ESG & Climate Emerging Markets Core Index Fund, FlexShares ESG & Climate High Yield Corporate Core Index Fund, and FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund are non-diversified series of the Trust, pursuant to the 1940 Act.

The FlexShares® Morningstar US Market Factor Tilt Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® US Quality Large Cap Index Fund, FlexShares® STOXX® Global Broad Infrastructure Index Fund, FlexShares® STOXX® US ESG Select Index Fund, FlexShares® STOXX® Global ESG Select Index Fund, FlexShares® Quality Dividend Index Fund, FlexShares® Quality Dividend Defensive Index Fund, FlexShares® Quality Dividend Dynamic Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Defensive Index Fund, FlexShares® International Quality Dividend Dynamic Index Fund, FlexShares® Disciplined Duration MBS Index Fund, FlexShares® High Yield Value-Scored Bond Index Fund, FlexShares® Global Quality Real Estate Index Fund, FlexShares® Real Assets Allocation Index Fund, FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares® Credit-Scored US Corporate Bond Index Fund, FlexShares® Credit-Scored US Long Corporate Bond Index Fund, FlexShares® Ultra-Short Income Fund (formerly known as the FlexShares® Ready Access Variable Income Fund), and the FlexShares® Core Select Bond Fund are diversified series of the Trust, pursuant to the 1940 Act.

Each Fund, except the FlexShares Ultra-Short Income Fund and the FlexShares Core Select Bond Fund, seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each an “Underlying Index”). The FlexShares US Quality Low Volatility Index Fund, FlexShares Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares Emerging Markets Quality Low Volatility Index Fund, FlexShares US Quality Large Cap Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund, FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, FlexShares Credit-Scored US Corporate Bond Index Fund, FlexShares Credit-Scored US Long Corporate Bond Index Fund, FlexShares High Yield Value-Scored Bond Index Fund, FlexShares ESG & Climate US Large Cap Core Index Fund, FlexShares ESG & Climate Developed Markets ex-US Core Index Fund, FlexShares ESG & Climate Emerging Markets Core Index Fund, FlexShares ESG & Climate High Yield Corporate Core Index Fund and the FlexShares ESG & Climate Investment Grade Corporate Core Index Fund seek to track Underlying Indexes developed by Northern Trust Investments, Inc. (“NTI” or “Investment Adviser”), an indirect subsidiary of Northern Trust Corporation. The FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund and FlexShares Morningstar Global Upstream Natural Resources Index Fund seek to track Underlying Indexes sponsored by Morningstar, Inc. The FlexShares STOXX® US ESG Select Index Fund, FlexShares STOXX® Global ESG Select Index Fund, and FlexShares STOXX® Global Broad Infrastructure Index Fund seek to track Underlying Indexes sponsored by STOXX. The FlexShares iBoxx 3-Year Target Duration TIPS Index Fund and FlexShares iBoxx 5-Year Target Duration TIPS Index Fund seek to track Underlying Indexes sponsored by Markit Indexes Limited. The FlexShares Disciplined Duration MBS Index Fund seeks to track an Underlying Index sponsored by ICE Data Indexes, LLC.

418	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

The FlexShares Real Assets Allocation Index Fund is a fund of funds that seeks to achieve its investment objective by investing primarily in the shares of other FlexShares ETFs that are eligible for inclusion in its Underlying Index, rather than in securities of individual companies. The FlexShares Core Select Bond Fund seeks to achieve its investment objective by investing, under normal circumstances in U.S. dollar-denominated investment-grade fixed-income securities either directly or indirectly through FlexShares ETFs, unaffiliated ETFs and other registered investment companies. The investment performance of each of the FlexShares Real Assets Allocation Index Fund and FlexShares Core Select Bond Fund is directly related to the performance of the underlying funds in which it invests (“Underlying Fund”).

The FlexShares Ultra-Short Income Fund and the FlexShares Core Select Bond Fund are actively managed and do not seek to replicate the performance of a specified index. The FlexShares Ultra-Short Income Fund seeks maximum current income consistent with the preservation of capital and liquidity. The FlexShares Core Select Bond Fund seeks total return and preservation of capital. Each Fund, except the FlexShares Ultra-Short Income Fund and the FlexShares Core Select Bond Fund, is referred to herein as an “Index Fund.” Each Fund is managed by the Investment Adviser.

On March 23, 2023, the Trust’s Board of Trustees (“Board”) unanimously approved a reorganization whereby the FlexShares Quality Dividend Index Fund will acquire all of the assets and liabilities of the FlexShares Quality Dividend Dynamic Index Fund and costs related to the reorganization will be paid by NTI.

2. Significant Accounting Policies

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading, based on prices at the time of closing provided that any U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. The NAV of a Fund is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The investments of the Funds are valued at fair value pursuant to the pricing policy and procedures approved by the Trust’s Board of Trustees (“Board”). The Funds’ investments are valued using market quotations when available. The Board has designated NTI as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determinations relating to any or all Fund investments. Accordingly, when market quotations are not readily available, are deemed unreliable, or do not reflect material events occurring between the close of local markets and the time of valuation, NTI values Fund securities at fair value as determined in good faith in accordance with the Funds’ fair value pricing procedures as approved by the Board. Such circumstances include periods when trading in a security is suspended, the exchange or market on which a security trades closes early, the trading volume in a security is limited, corporate actions and announcements take place, or regulatory news affecting an issuer is released, such as government approvals. The Board oversees NTI in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. Additionally, NTI, in its discretion, may make adjustments to the prices of securities

FLEXSHARES SEMIANNUAL REPORT	419

Notes to the Financial Statements (cont.)

held by a Fund if an event occurs after the publication of market values normally used by NTI on behalf of a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures. Other events that can trigger fair valuing of foreign securities include, for example, significant fluctuations in general market indicators, government actions, or natural disasters.

The use of fair valuation involves the risk that the values used by NTI to price a Fund’s investments may be higher or lower than the values used by other investment companies and investors to price the same investments. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security may be materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate an Index Fund’s NAV and the prices used by an Index Fund’s Underlying Index. This difference may adversely affect an Index Fund’s ability to track its Underlying Index. Portfolio securities of certain Funds are listed on foreign exchanges and their value may change on days when shareholders will not be able to purchase or sell Fund shares.

Security prices are generally provided by independent pricing services. Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-denominated foreign securities or American Depositary Receipts (“ADRs”), are valued at the closing price, or last sale price, reported on the exchange or system where the security is principally traded. The closing price for securities traded on the NASDAQ/NMS is the Nasdaq Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value is determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security is valued at fair value pursuant to the Trust’s fair value procedures.

Securities that are traded regularly in the over-the-counter market (other than the NASDAQ/NMS), including securities listed on exchanges but primarily traded over-the-counter, are valued on the basis of bid quotes or the mean between the bid and asked quotes based upon quotes furnished by one or more broker-dealers or market makers for those securities. Securities that may be traded over-the-counter include equity securities, fixed-income securities, non-exchange-listed foreign securities, and certain derivative instruments. Fixed-income securities may be valued using prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services which may use matrix pricing and valuation models, as well as recent market transactions for the same or similar assets, to derive values when such prices are believed to reflect fair market values of such securities. Such prices may be determined by taking into account securities prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities. Fixed-income securities maturing within a relatively short period, less than 60 days, are valued at amortized cost when it approximates fair value.

Foreign equity securities are generally priced at the closing price or last sales price reported on the foreign exchange on which they are principally traded. If there have been no sales for that day on the primary exchange, then the value is determined with reference to the last sale price on any other exchange. If there have been no sales of the security for that day on any exchange, the security will be valued at fair value pursuant to the Trust’s fair value procedures. Spot and forward foreign currency exchange contracts generally are valued using an independent pricing service. The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by NTI as Investment Adviser. Any use of a different rate from the rates used by an Underlying Index’s index provider may adversely affect an Index Fund’s ability to track its Underlying Index. An Underlying Index’s index provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Exchange-traded financial futures and options thereon are valued at the settlement price as established by the exchange

420	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

on which they are traded. Over-the-counter options are valued at broker-provided bid prices, as are swaps. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. If there was no sale on that day, and for other non-exchange traded derivatives, the contract is valued at fair value pursuant to the Trust’s fair value procedures.

Each Fund relies on various sources to calculate its NAV. The ability of the Funds’ administrator to calculate the NAV per share of the Funds is subject to operational risks associated with processing or human errors, systems or technology failures, and errors caused by third party service providers, data sources, or trading counterparties. Such failures may result in delays in the calculation of the Funds’ NAVs and/or the inability to calculate NAV over extended time periods. The Funds may be unable to recover any losses associated with such failures, and it may be necessary for alternative procedures to be followed to price portfolio securities when determining the Funds’ NAVs.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1—Quoted prices in active markets for identical assets on the measurement date.

•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost, as long as amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuations as of April 30, 2023 for each Fund based upon the three levels defined above. Please refer to the Schedules of Investments to view equity and debt securities segregated by industry type, where applicable.

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares US Quality Low Volatility Index Fund
Investments
Common Stocks*	$168,034,951	$—	$—	$168,034,951

Short-Term Investments	—	79,907	—	79,907

Total Investments	$168,034,951	$79,907	$—	$168,114,858

Other Financial Instruments
Assets

Futures Contracts	$88,687	$—	$—	$88,687

Total Other Financial Instruments	$88,687	$—	$—	$88,687

FLEXSHARES SEMIANNUAL REPORT	421

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Developed Markets ex-US Quality Low Volatility Index Fund
Investments
Common Stocks*	$79,771,050	$—	$—	$79,771,050
Securities Lending Reinvestments

Repurchase Agreements	—	1,000,797	—	1,000,797

Total Investments	$79,771,050	$1,000,797	$—	$80,771,847

Other Financial Instruments
Assets
Futures Contracts	$75,652	$—	$—	75,652
Forward Foreign Currency Contracts	—	11,468	—	11,468
Liabilities

Forward Foreign Currency Contracts	—	(25,887)	—	$(25,887)

Total Other Financial Instruments	$75,652	$(14,419)	$—	$61,233

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Emerging Markets Quality Low Volatility Index Fund
Investments

Common Stocks*	$18,044,013	$—	$—	$18,044,013

Total Investments	$18,044,013	$—	$—	$18,044,013

Other Financial Instruments
Assets

Futures Contracts	$4,747	$—	$—	$4,747

Total Other Financial Instruments	$4,747	$—	$—	$4,747

422	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Morningstar US Market Factor Tilt Index Fund
Investments
Common Stocks
Food Products	$16,484,895	$—	$149	$16,485,044
Life Sciences Tools & Services	19,243,471	—	90	19,243,561
Other*	1,368,259,013	—	—	1,368,259,013
Rights	—	—	62,082	62,082
Warrants	171,493	—	—	171,493
Securities Lending Reinvestments
Certificates of Deposit	—	4,998,290	—	4,998,290
Investment Companies	—	40,000,000	—	40,000,000

Repurchase Agreements	—	125,457,015	—	125,457,015

Total Investments	$1,404,158,872	$170,455,305	$62,321	$1,574,676,498

Other Financial Instruments
Assets

Futures Contracts	$282,657	$—	$—	$282,657

Total Other Financial Instruments	$282,657	$—	$—	$282,657

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund
Investments
Closed End Funds	$76,150	$—	$—	$76,150
Common Stocks
Banks	54,808,096	1,033	—	54,809,129
Food Products	14,452,929	76,614	—	14,529,543
Health Care Providers & Services	3,332,472	8	—	3,332,480
Metals & Mining	28,872,878	91,906	45,510	29,010,294
Specialty Retail	8,089,937	38,492	—	8,128,429
Other*	418,056,350	—	—	418,056,350
Rights	—	94	—	94
Warrants	—	—	—	—
Securities Lending Reinvestments

Repurchase Agreements	—	11,713,013	—	11,713,013

Total Investments	$527,688,812	$11,921,160	$45,510	$539,655,482

Other Financial Instruments
Assets
Futures Contracts	$346,152	$—	$—	$346,152
Forward Foreign Currency Contracts	—	190,515	—	190,515
Liabilities

Forward Foreign Currency Contracts	—	(85,444)	—	(85,444)

Total Other Financial Instruments	$346,152	$105,071	$—	$451,223

FLEXSHARES SEMIANNUAL REPORT	423

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Morningstar Emerging Markets Factor Tilt Index Fund
Investments
Common Stocks
Air Freight & Logistics	$581,058	$994	$—	$582,052
Chemicals	9,782,011	79,825	—	9,861,836
Commercial Services & Supplies	373,969	35,287	—	409,256
Construction Materials	3,370,442	—	17,906	3,388,348
Consumer Staples Distribution & Retail	2,669,598	571	—	2,670,169
Electrical Equipment	2,693,196	22,949	—	2,716,145
Entertainment	1,853,619	—	7,609	1,861,228
Financial Services	3,865,954	20,164	—	3,886,118
Ground Transportation	792,382	994	—	793,376
Hotels, Restaurants & Leisure	3,665,858	2,565	—	3,668,423
Real Estate Management & Development	8,394,436	232,614	88,403	8,715,453
Retail REITs	291,135	16,531	—	307,666
Transportation Infrastructure	2,865,733	115,836	—	2,981,569
Other*	192,747,451	—	—	192,747,451
Corporate Bonds*	—	6,171	—	6,171
Rights	17,908	1,903	—	19,811
Warrants	—	—	—	—
Securities Lending Reinvestments

Repurchase Agreements	—	996,220	—	996,220

Total Investments	$233,964,750	$1,532,624	$113,918	$235,611,292

Other Financial Instruments
Assets
Futures Contracts	$48,602	$—	$—	$48,602
Forward Foreign Currency Contracts	—	1,480	—	1,480
Liabilities

Forward Foreign Currency Contracts	—	(3,737)	—	(3,737)

Total Other Financial Instruments	$48,602	$(2,257)	$—	$46,345

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares US Quality Large Cap Index Fund
Investments
Common Stocks*	$124,848,568	$—	$—	$124,848,568
Securities Lending Reinvestments

Repurchase Agreements	—	70,932	—	70,932

Total Investments	$124,848,568	$70,932	$—	$124,919,500

Other Financial Instruments
Assets

Futures Contracts	$68,125	$—	$—	$68,125

Total Other Financial Instruments	$68,125	$—	$—	$68,125

424	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares STOXX® US ESG Select Index Fund
Investments
Common Stocks*	$173,202,870	$—	$—	$173,202,870
Securities Lending Reinvestments

Repurchase Agreements	—	99,747	—	99,747

Total Investments	$173,202,870	$99,747	$—	$173,302,617

Other Financial Instruments
Assets

Futures Contracts	$101,747	$—	$—	$101,747

Total Other Financial Instruments	$101,747	$—	$—	$101,747

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares STOXX® Global ESG Select Index Fund
Investments
Common Stocks
Metals & Mining	$2,516,574	$18,931	$—	$2,535,505
Specialty Retail	2,162,043	9,561	—	2,171,604
Other*	149,861,027	—	—	149,861,027
Securities Lending Reinvestments

Repurchase Agreements	—	1,160,583	—	1,160,583

Total Investments	$154,539,644	$1,189,075	$—	$155,728,719

Other Financial Instruments
Assets
Futures Contracts	$93,331	$—	$—	$93,331
Forward Foreign Currency Contracts	—	1,339	—	1,339
Liabilities

Forward Foreign Currency Contracts	—	(12,830)	—	(12,830)

Total Other Financial Instruments	$93,331	$(11,491)	$—	$81,840

FLEXSHARES SEMIANNUAL REPORT	425

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares ESG & Climate US Large Cap Core Index Fund
Investments
Common Stocks*	$34,082,784	$—	$—	$34,082,784

Short-Term Investments	—	29,965	—	29,965

Total Investments	$34,082,784	$29,965	$—	$34,112,749

Other Financial Instruments
Assets

Futures Contracts	$15,606	$—	$—	$15,606

Total Other Financial Instruments	$15,606	$—	$—	$15,606

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares ESG & Climate Developed Markets ex-US Core Index Fund
Investments

Common Stocks*	$39,009,133	$—	$—	$39,009,133

Total Investments	$39,009,133	$—	$—	$39,009,133

Other Financial Instruments
Assets
Futures Contracts	$24,147	$—	$—	$24,147
Forward Foreign Currency Contracts	—	6,372	—	6,372
Liabilities

Forward Foreign Currency Contracts	—	(11,613)	—	(11,613)

Total Other Financial Instruments	$24,147	$(5,241)	$—	$18,906

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares ESG & Climate Emerging Markets Core Index Fund
Investments

Common Stocks*	$4,381,657	$—	$—	$4,381,657

Total Investments	$4,381,657	$—	$—	$4,381,657

Other Financial Instruments
Assets

Futures Contracts	$968	$—	$—	$968

Total Other Financial Instruments	$968	$—	$—	$968

426	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Morningstar Global Upstream Natural Resources Index Fund
Investments
Common Stocks*	$7,465,822,201	$—	$—	$7,465,822,201
Securities Lending Reinvestments
Certificates of Deposit	—	1,999,316	—	1,999,316
Investment Companies	—	30,000,000	—	30,000,000

Repurchase Agreements	—	119,593,429	—	119,593,429

Total Investments	$7,465,822,201	$151,592,745	$—	$7,617,414,946

Other Financial Instruments
Assets
Futures Contracts	$1,203,164	$—	$—	$1,203,164
Forward Foreign Currency Contracts	—	685,564	—	685,564
Liabilities
Futures Contracts	(21,018)	—	—	(21,018)

Forward Foreign Currency Contracts	—	(564,237)	—	(564,237)

Total Other Financial Instruments	$1,182,146	$121,327	$—	$1,303,473

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares STOXX® Global Broad Infrastructure Index Fund
Investments
Common Stocks*	$2,351,083,940	$—	$—	$2,351,083,940
Rights	—	3,448	—	3,448
Securities Lending Reinvestments
Investment Companies	—	2,000,000	—	2,000,000

Repurchase Agreements	—	29,567,974	—	29,567,974

Total Investments	$2,351,083,940	$31,571,422	$—	$2,382,655,362

Other Financial Instruments
Assets
Futures Contracts	$762,658	$—	$—	$762,658
Forward Foreign Currency Contracts	—	62,563	—	62,563
Liabilities

Forward Foreign Currency Contracts	—	(18,198)	—	(18,198)

Total Other Financial Instruments	$762,658	$44,365	$—	$807,023

FLEXSHARES SEMIANNUAL REPORT	427

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Global Quality Real Estate Index Fund
Investments
Common Stocks*	$323,822,444	$—	$—	$323,822,444
Securities Lending Reinvestments

Repurchase Agreements	—	3,921,071	—	3,921,071

Total Investments	$323,822,444	$3,921,071	$—	$327,743,515

Other Financial Instruments
Assets
Futures Contracts	$106,436	$—	$—	$106,436
Forward Foreign Currency Contracts	—	17,012	—	17,012
Liabilities

Forward Foreign Currency Contracts	—	(22,544)	—	(22,544)

Total Other Financial Instruments	$106,436	$(5,532)	$—	$100,904

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Real Assets Allocation Index Fund
Investments

Exchange Traded Funds	$22,357,221	$—	$—	$22,357,221

Total Investments	$22,357,221	$—	$—	$22,357,221

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Quality Dividend Index Fund
Investments
Common Stocks*	$1,531,134,171	$—	$—	$1,531,134,171
Securities Lending Reinvestments
Certificates of Deposit	—	1,999,316	—	1,999,316
Investment Companies	—	20,000,000	—	20,000,000

Repurchase Agreements	—	81,799,744	—	81,799,744

Total Investments	$1,531,134,171	$103,799,060	$—	$1,634,933,231

Other Financial Instruments
Assets

Futures Contracts	$401,163	$—	$—	$401,163

Total Other Financial Instruments	$401,163	$—	$—	$401,163

428	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Quality Dividend Defensive Index Fund
Investments
Common Stocks*	$330,977,754	$—	$—	$330,977,754
Securities Lending Reinvestments

Repurchase Agreements	—	15,244,162	—	15,244,162

Total Investments	$330,977,754	$15,244,162	$—	$346,221,916

Other Financial Instruments
Assets

Futures Contracts	$150,320	$—	$—	$150,320

Total Other Financial Instruments	$150,320	$—	$—	$150,320

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Quality Dividend Dynamic Index Fund
Investments
Common Stocks*	$17,030,222	$—	$—	$17,030,222
Securities Lending Reinvestments

Repurchase Agreements	—	153,778	—	153,778

Total Investments	$17,030,222	$153,778	$—	$17,184,000

Other Financial Instruments
Assets

Futures Contracts	$24,405	$—	$—	$24,405

Total Other Financial Instruments	$24,405	$—	$—	$24,405

FLEXSHARES SEMIANNUAL REPORT	429

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares International Quality Dividend Index Fund
Investments
Common Stocks*	$544,670,525	$—	$—	$544,670,525
Securities Lending Reinvestments

Repurchase Agreements	—	7,140,017	—	7,140,017

Total Investments	$544,670,525	$7,140,017	$—	$551,810,542

Other Financial Instruments
Assets
Futures Contracts	$334,274	$—	$—	$334,274
Forward Foreign Currency Contracts	—	153,489	—	153,489
Liabilities
Futures Contracts	(2,670)	—	—	(2,670)

Forward Foreign Currency Contracts	—	(90,832)	—	(90,832)

Total Other Financial Instruments	$331,604	$62,657	$—	$394,261

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares International Quality Dividend Defensive Index Fund
Investments
Common Stocks*	$29,907,585	$—	$—	$29,907,585
Securities Lending Reinvestments

Repurchase Agreements	—	456,385	—	456,385

Total Investments	$29,907,585	$456,385	$—	$30,363,970

Other Financial Instruments
Assets
Futures Contracts	$37,696	$—	$—	$37,696
Forward Foreign Currency Contracts	—	1,224	—	1,224
Liabilities

Forward Foreign Currency Contracts	—	(16,092)	—	(16,092)

Total Other Financial Instruments	$37,696	$(14,868)	$—	$22,828

430	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares International Quality Dividend Dynamic Index Fund
Investments
Common Stocks*	$107,126,108	$—	$—	$107,126,108
Securities Lending Reinvestments

Repurchase Agreements	—	1,585,346	—	1,585,346

Total Investments	$107,126,108	$1,585,346	$—	$108,711,454

Other Financial Instruments
Assets
Futures Contracts	$85,220	$—	$—	$85,220
Forward Foreign Currency Contracts	—	1,322	—	1,322
Liabilities

Forward Foreign Currency Contracts	—	(13,775)	—	(13,775)

Total Other Financial Instruments	$85,220	$(12,453)	$—	$72,767

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares iBoxx 3-Year Target Duration TIPS Index Fund
Investments

U.S. Treasury Obligations	$—	$1,970,443,196	$—	$1,970,443,196

Total Investments	$—	$1,970,443,196	$—	$1,970,443,196

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares iBoxx 5-Year Target Duration TIPS Index Fund
Investments

U.S. Treasury Obligations	$—	$718,923,995	$—	$718,923,995

Total Investments	$—	$718,923,995	$—	$718,923,995

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Disciplined Duration MBS Index Fund
Investments

Mortgage-Backed Securities	$—	$75,968,953	$—	$75,968,953

Total Investments	$—	$75,968,953	$—	$75,968,953

FLEXSHARES SEMIANNUAL REPORT	431

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Credit-Scored US Corporate Bond Index Fund
Investments

Corporate Bonds*	$—	$238,227,157	$—	$238,227,157

Total Investments	$—	$238,227,157	$—	$238,227,157

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Credit-Scored US Long Corporate Bond Index Fund
Investments

Corporate Bonds*	$—	$34,709,806	$—	$34,709,806

Total Investments	$—	$34,709,806	$—	$34,709,806

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares High Yield Value-Scored Bond Index Fund
Investments

Corporate Bonds*	$—	$1,029,903,166	$—	$1,029,903,166

Total Investments	$—	$1,029,903,166	$—	$1,029,903,166

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares ESG & Climate High Yield Corporate Core Index Fund
Investments

Corporate Bonds*	$—	$18,258,440	$—	$18,258,440

Total Investments	$—	$18,258,440	$—	$18,258,440

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares ESG & Climate Investment Grade Corporate Core Index Fund
Investments

Corporate Bonds*	$—	$36,118,696	$—	$36,118,696

Total Investments	$—	$36,118,696	$—	$36,118,696

432	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Ultra-Short Income Fund
Investments
Asset-Backed Securities	$—	$50,151,650	$—	$50,151,650
Corporate Bonds*	—	702,862,171	—	702,862,171
Municipal Bonds	—	5,179,517	—	5,179,517
U.S. Government Agency Securities	—	1,799,608	—	1,799,608

Short-Term Investments	—	172,728,155	—	172,728,155

Total Investments	$—	$932,721,101	$—	$932,721,101

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Core Select Bond Fund
Investments
Exchange Traded Funds	$189,271,487	$—	$—	$189,271,487
Securities Lending Reinvestments
Repurchase Agreements	—	14,514,700	—	14,514,700

Short-Term Investments	—	79,907	—	79,907

Total Investments	$189,271,487	$14,594,607	$—	$203,866,094

Other Financial Instruments
Assets

Futures Contracts	$92,449	$—	$—	$92,449

Total Other Financial Instruments	$92,449	$—	$—	$92,449

*	See Schedules of Investments for segregation by industry type.

Foreign Securities

The FlexShares Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares Emerging Markets Quality Low Volatility Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares STOXX® Global ESG Select Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund (through its investment in its Underlying Funds), FlexShares International Quality Dividend Index Fund, FlexShares

International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, FlexShares ESG & Climate Developed Markets ex-US Core Index Fund and the FlexShares ESG & Climate Emerging Markets Core Index Fund invest in publicly-traded equity securities of issuers in countries other than the United States of America (“U.S.”). Such investments include direct investments in non-U.S. dollar denominated securities traded outside the U.S. The Funds’ investments in foreign securities also may be in the form of ADRs and Global Depositary Receipts (“GDRs”) (collectively, “Depositary Receipts”) based on securities in their Underlying Indexes. ADRs are receipts that are traded in the United States evidencing ownership of the

FLEXSHARES SEMIANNUAL REPORT	433

Notes to the Financial Statements (cont.)

underlying foreign securities and are denominated in U.S. dollars. GDRs are receipts issued by a non-U.S. financial institution evidencing ownership of underlying foreign or U.S. securities and usually are denominated in foreign currencies. GDRs may not be denominated in the same currency as the securities they represent. Generally, GDRs are designed for use in foreign securities markets.

In addition to investment risks associated with the underlying issuer, ADRs and GDRs expose a Fund to risk associated with non-uniform terms that apply to ADR and GDR programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency and liquidity risk. ADRs and GDRs are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

To the extent a Fund invests in ADRs, such ADRs will be listed on a national securities exchange. To the extent a Fund invests in GDRs, such GDRs will be listed on a foreign exchange. A Fund will not invest in any unlisted Depositary Receipt, any Depositary Receipt that NTI deems to be illiquid or any Depositary Receipt for which market quotations are not readily available. Generally, all Depositary Receipts must be sponsored.

The FlexShares Credit-Scored US Corporate Bond Index Fund, FlexShares Credit-Scored US Long Corporate Bond Index Fund, FlexShares High Yield Value-Scored Bond Index Fund, FlexShares ESG & Climate High Yield Corporate Core Index Fund and the FlexShares ESG & Climate Investment Grade Corporate Core Index Fund may invest in U.S. dollar denominated bonds of non-U.S. corporations to the extent such bonds are included in each Fund’s Underlying Index. The FlexShares Core Select Bond Fund may invest in U.S. dollar denominated bonds of non-U.S. corporations, either directly or indirectly through Underlying Funds, to achieve its investment objective.

The FlexShares Ultra-Short Income Fund may invest, without limitation, in fixed-income securities and instruments of foreign issuers in developed and emerging markets, including debt securities of foreign governments.

Investing in foreign securities, including Depositary Receipts, may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in U.S. securities, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose taxes and limits on investment and repatriation. Any of these events could cause the value of a Fund’s foreign investment to decline. To the extent that a Fund’s assets are significantly invested in a single country or geographic region, a Fund will be subject to the risks associated with that particular country or region.

The FlexShares Emerging Markets Quality Low Volatility Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, and FlexShares ESG & Climate Emerging Markets Core Index Fund will invest primarily in emerging market countries. In addition, the FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund (through its investment in its Underlying Funds), FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and the FlexShares International Quality Dividend Dynamic Index Fund may invest its assets in emerging market countries. The FlexShares Ultra-Short Income Fund may invest up to 20% of its total assets in fixed-income securities and instruments of issuers in emerging markets. The markets of emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed foreign markets. The risks of foreign investment are increased when the issuer is located in a country with an emerging economy or securities market.

Inflation-Indexed Securities

The FlexShares iBoxx 3-Year Target Duration TIPS Index Fund and the FlexShares iBoxx 5-Year Target Duration TIPS Index Fund invest primarily in U.S. Treasury Inflation-Protected Securities (“TIPS”).

TIPS have varying maturities and pay interest on a semiannual basis equal to a fixed percentage of the inflation-adjusted

434	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of TIPS will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation.

The value of TIPS is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. Any increase in the principal amount of TIPS will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the TIPS’ inflation measure.

The periodic adjustment of TIPS is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that the CPI-U will accurately measure the real rate of inflation in the prices of goods and services.

Mortgage-Backed Pass-Through Securities

The FlexShares Disciplined Duration MBS Index Fund invests primarily in U.S. agency mortgage-backed pass-through securities (“MBS”), a category of pass-through securities backed by pools of mortgages and issued by one of the following U.S. government agencies: the Federal National Mortgage Association (FNMA or Fannie Mae), the Federal Home Loan Mortgage Corporation (FHLMC or

Freddie Mac) or the Government National Mortgage Association (GNMA or Ginnie Mae) (each a “US Agency”). Under normal circumstances, the Fund will invest at least 80% of its total assets in the securities of its Underlying Index and in “to-be announced transactions” (“TBA transactions”) that represent securities in its Underlying Index. In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, coupon rate, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to settlement.

Pending settlement of such TBA contracts, the FlexShares Disciplined Duration MBS Index Fund will invest in liquid, short-term instruments. The FlexShares Core Select Bond Fund may also invest either directly or through its Underlying Funds in MBS, including TBA transactions.

Mortgage Dollar Rolls

The FlexShares Disciplined Duration MBS Index Fund, the FlexShares Ultra-Short Income Fund and the FlexShares Core Select Bond Fund (directly or through its Underlying Funds) may enter into mortgage dollar roll transactions. A mortgage dollar roll involves the sale by the Fund of securities for delivery in the future (generally within 30 days). The Fund simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund will not be entitled to accrue interest and receive principal payments on the securities sold. However, the Fund benefits to the extent of any difference between (a) the price received for the securities sold and (b) the lower forward price for the future purchase and/or fee income plus the interest earned on the cash proceeds of the securities sold. Successful use of mortgage dollar rolls depends upon the Investment Adviser’s ability to predict correctly interest rates and mortgage prepayments. The use of this technique may diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls.

For financial reporting and tax purposes, a Fund treats mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving

FLEXSHARES SEMIANNUAL REPORT	435

Notes to the Financial Statements (cont.)

a sale. The Fund currently does not intend to enter into mortgage dollar rolls that are accounted for as financing and does not treat them as borrowings.

Repurchase Agreements

To the extent consistent with its investment policies, each Fund may enter into repurchase agreements under which it purchases securities (collateral) for cash from a seller and agrees to resell those securities to the same seller within a specified time at a specified price. During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts at JPMorgan Chase, the Fund’s custodian, and is not reflected in the assets of the Funds, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The Fund is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price.

The Northern Trust Company, the parent of NTI, currently is a party to various Master Repurchase Agreements with a number of different counterparties, and acts as agent on behalf of various disclosed principals, including the Funds and various other accounts managed by NTI, in entering into repurchase agreements under the Master Repurchase Agreements. NTI administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreement with the Funds and does not collect any additional fees from the Funds for such services. As of April 30, 2023, none of the Funds presented in these financial statements had repurchase agreements outstanding except as discussed below.

As of April 30, 2023, the FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares US Quality Large Cap Index Fund, FlexShares STOXX® US ESG Select Index Fund, FlexShares STOXX® Global ESG Select Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares

STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, and the FlexShares Core Select Bond Fund invested cash collateral for loans of portfolio securities in repurchase agreements, as reflected in the respective Schedule of Investments under the caption “Securities Lending Reinvestments.”

Securities Lending

Each Fund may lend securities to banks, brokers and dealers or other qualified institutions. In exchange, the Fund is required to receive minimum initial collateral value as follows:

Type of Loan	Minimum Initial Collateral Requirement

U.S. dollar denominated securities secured by U.S. dollar denominated government securities or cash collateral	102%

U.S. dollar denominated securities secured by non-U.S. dollar denominated government securities or cash collateral	105%

Non-U.S. dollar denominated securities secured by government securities or cash collateral in the same denomination as the lent securities	102%

Non-U.S. dollar denominated securities secured by government securities or cash collateral in the different denomination from the lent securities	105%

U.S. dollar and Non-U.S. dollar denominated securities secured by equity securities collateral	105%

The collateral is maintained thereafter, at a value equal to at least 100% of the value of the securities loaned. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower.

436	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Securities lending may represent no more than one-third of the value of a Fund’s total assets (including the loan collateral). JPMorgan Chase Bank, N.A. (the “Securities Lending Agent”) serves as the securities lending agent for the securities lending program of a Fund.

Collateral for loans of portfolio securities made by a Fund may consist of cash, cash equivalents, securities issued or guaranteed by the U.S. government or foreign governments or its agencies (or any combination thereof). Any cash collateral received by the Fund in connection with these loans may be invested in a variety of short-term investments, either directly or indirectly through money market portfolios. The market value of securities on loan and the value of investments made with cash collateral received are disclosed in the Schedules of Investments. Securities lending income includes income from the securities lending program recorded when earned from the Securities Lending Agent and any fees charged to borrowers less expenses associated with the loan. The net amount is reflected in the Statement of Operations under “Securities lending income (net of fees).” The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.

When a Fund lends its securities, it will continue to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the investment of the cash collateral.

A Fund will have the right to terminate a loan at any time and recall the loaned securities within the normal and customary settlement time for securities transactions. A Fund does not have the right to vote securities on loan, but can terminate the loan and regain the right to vote if a material event affecting the securities occurred. A borrower might become insolvent or refuse to honor its obligation to return the securities. In the event of a default by a borrower with respect to any loan, the Securities Lending Agent will exercise any and all remedies provided under the applicable borrower agreement. These remedies include purchasing replacement securities for the Fund by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If the proceeds from the collateral are less than the purchase cost of the replacement securities, the Securities Lending Agent is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities Lending Agency Agreement. In this event, a Fund could experience delays in recovering its securities and possibly may incur a capital loss. Each Fund will be responsible for any loss that might result from its investment of the cash collateral it receives from a borrower.

In accordance with guidance presented in FASB Accounting Standard Update (“ASU”) 2014-11, Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2023, which were comprised of cash, were as follows:

Fund

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund	$1,000,797

FlexShares® Morningstar US Market Factor Tilt Index Fund	$170,457,015

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	$11,713,013

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	$996,220

FlexShares® US Quality Large Cap Index Fund	$70,932

FlexShares® STOXX® US ESG Select Index Fund	$99,747

FlexShares® STOXX® Global ESG Select Index Fund	$1,160,583

FlexShares® Morningstar Global Upstream Natural Resources Index Fund	$151,593,429

FlexShares® STOXX® Global Broad Infrastructure Index Fund	$31,567,974

FlexShares® Global Quality Real Estate Index Fund	$3,921,071

FlexShares® Quality Dividend Index Fund	$103,799,744

FlexShares® Quality Dividend Defensive Index Fund	$15,244,162

FlexShares® Quality Dividend Dynamic Index Fund	$153,778

FLEXSHARES SEMIANNUAL REPORT	437

Notes to the Financial Statements (cont.)

Fund

FlexShares® International Quality Dividend Index Fund	$7,140,017

FlexShares® International Quality Dividend Defensive Index Fund	$456,385

FlexShares® International Quality Dividend Dynamic Index Fund	$1,585,346

FlexShares® Core Select Bond Fund	$14,514,700

At April 30, 2023, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.

The cash collateral received from securities loaned as disclosed in the Statements of Assets and Liabilities is collateralized by securities on loan as disclosed within the Schedules of Investments and such borrowings have maturities that are overnight and continuous.

Securities lending agreements may be subject to regulation as qualified financial contracts (“QFCs”). Regulations adopted by federal banking regulators under the Dodd-Frank Act, which took effect in 2019, require that certain QFCs with counterparties that are part of U.S. or foreign global systemically important banking organizations be amended to include contractual restrictions on close-out and cross-default rights. If a covered counterparty of a Fund or certain of the covered counterparty’s affiliates were to become subject to certain insolvency proceedings, the Fund may be temporarily unable to exercise certain default rights, and the QFC may be transferred to another entity. These requirements may impact a Fund’s credit and counterparty risks. The remaining maturities of the securities lending transactions are considered overnight and continuous.

Derivative Contracts

Futures Contracts

All of the Index Funds may invest in futures contracts to help track the price and yield performance of their Underlying Indexes. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Subsequent payments to be made or received by the Funds equal to the change in contract value are recorded as variation margin payable or receivable and offset in unrealized gains or losses. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. A Fund recognizes a realized gain or loss when a contract is closed or expires. The Statements of Operations reflect unrealized gains or losses on open futures contracts, as “Net change in unrealized appreciation (depreciation) on futures contracts”, and any realized gains (losses) on closed futures contracts as “Net realized gain (loss) from Expiration or closing of futures contracts”.

The FlexShares Core Select Bond Fund may take long or short positions in futures to manage the Fund’s exposure to interest rate risk. The Fund seeks to mitigate the potential impact of interest rates on the performance of bonds by entering into short positions in U.S. Treasury futures or transactions in interest rate swaps. The Fund’s short positions in U.S. Treasury futures and interest rate swaps are not intended to mitigate credit spread risk or other factors influencing the price of bonds, which may have a greater impact than interest rates. In addition, when interest rates fall, long-only bond investments will perform better than the Fund’s investments. As of April 30, 2023, the FlexShares Core Select Bond Fund did not hold swaps.

As of April 30, 2023, the FlexShares US Quality Low Volatility Index Fund, FlexShares Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares Emerging Markets Quality Low Volatility Index Fund, FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares US Quality Large Cap Index Fund, FlexShares STOXX® US ESG Select Index Fund, FlexShares STOXX® Global ESG Select Index Fund, FlexShares ESG & Climate US Large Cap Core Index Fund, FlexShares ESG & Climate Developed Markets ex-US Core Index Fund, FlexShares ESG & Climate Emerging Markets Core Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund,

438	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

FlexShares International Quality Dividend Dynamic Index Fund, and the FlexShares Core Select Bond Fund had open futures contracts.

The use of futures contracts involves, to varying degrees, elements of market and counterparty risk, which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts present the following risks: imperfect correlation between the change in market value of a Fund’s securities and the price of futures contracts; the possible inability to close a futures contract when desired; losses due to unanticipated market movements, which potentially are unlimited; and the possible inability of NTI to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund’s NAV. As a result of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Foreign exchanges or boards of trade generally do not offer the same protection as U.S. exchanges.

Foreign Currency Translations

Values of investments denominated in foreign currencies are converted into U.S. dollars using the prevailing market rates on the date of valuation as quoted by one or more banks or dealers that make a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers). Any use of a rate different from the rates used by an Underlying Index’s index provider may affect the corresponding Index Fund’s ability to track its Underlying Index. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received, and the portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in “Net realized gain (loss) on investment in securities” on the Statements of Operations. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies” on the Statements of Operations.

Forward Foreign Currency Exchange Contracts

The FlexShares Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares Emerging Markets Quality Low Volatility Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares STOXX® Global ESG Select Index Fund, FlexShares ESG & Climate Developed Markets ex-US Core Index Fund, FlexShares ESG & Climate Emerging Markets Core Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, and the FlexShares Ultra-Short Income Fund may enter into forward foreign currency exchange contracts to facilitate local settlements or to protect against currency exposure in connection with its distributions to shareholders. The FlexShares Ultra-Short Income Fund also may engage in forward foreign currency transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates. The Funds, however, do not expect to engage in currency transactions for speculative purposes (e.g., for potential income or capital gain). All forward foreign currency exchange contracts held are “marked-to-market” daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded. The Funds record realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or extinguished by delivery of the currency. The difference

FLEXSHARES SEMIANNUAL REPORT	439

Notes to the Financial Statements (cont.)

between the future foreign currency exchange rates at the date of entry into the contract and the rates at the reporting date are included in “Net change in unrealized appreciation (depreciation) on forward foreign currency contracts” in the Statements of Operations. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency.

There are several risks associated with these contracts. One risk is the potential inability of counterparties to meet the terms of their contracts, and unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Statements of Operations reflect (i) realized gains or losses, if any, in “Net realized gain (loss) from settlement of forward foreign currency contracts” and (ii) unrealized gains or losses in “Net change in unrealized appreciation (depreciation) on forward foreign currency contracts”. Forward foreign currency exchange contracts are privately negotiated transactions and can have substantial price volatility. As a result, they offer less protection against default by the other party than is available for instruments traded on an exchange. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade, and these markets can experience periods of illiquidity.

As of April 30, 2023, the FlexShares Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares Morningstar® Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar® Emerging Markets Factor Tilt Index Fund, FlexShares STOXX® Global ESG Select Index Fund, FlexShares ESG & Climate Developed Markets ex-US Core Index Fund, FlexShares Morningstar® Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and

the FlexShares International Quality Dividend Dynamic Index Fund had open forward foreign currency contracts.

Offsetting of Financial Assets and Derivative Assets

The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement or similar agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between the Fund and the applicable counterparty. In the event of a default, the agreement provides the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. The Funds’ right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject.

For financial reporting purposes, the Trust can offset financial assets and financial liabilities of the FlexShares Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares Emerging Markets Quality Low Volatility Index Fund, FlexShares Morningstar® Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar® Emerging Markets Factor Tilt Index Fund, FlexShares STOXX® Global ESG Select Index Fund, FlexShares ESG & Climate Developed Market ex-US Core Index Fund, FlexShares Morningstar® Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund and the FlexShares International Quality Dividend Dynamic Index Fund that are subject to master netting arrangements or similar agreements in the Statements of

440	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Assets and Liabilities. The following table presents the gross and net amounts of these assets and liabilities:

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Gross Amounts of Assets presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund	Foreign Currency Contracts – BNP Paribas SA	$53	$—	$—	$53
	Foreign Currency Contracts – Citibank NA	970	(970)	—	—
	Foreign Currency Contracts – JPMorgan Chase Bank NA	4,599	(553)	—	4,046
	Foreign Currency Contracts – Morgan Stanley	231	(231)	—	—
	Foreign Currency Contracts – Toronto-Dominion Bank (The)	5,615	(2,091)	—	3,524
	Total	$11,468	$(3,845)	$—	$7,623
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	Foreign Currency Contracts – Citibank NA	$66,920	$—	$—	$66,920
	Foreign Currency Contracts – JPMorgan Chase Bank NA	74,105	(68,046)	—	6,059
	Foreign Currency Contracts – Toronto-Dominion Bank (The)	49,490	—	—	49,490
	Total	$190,515	$(68,046)	$—	$122,469
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	Foreign Currency Contracts – JPMorgan Chase Bank NA	$667	$—	$—	$667
	Foreign Currency Contracts – Toronto-Dominion Bank (The)	813	(813)	—	—
	Total	$1,480	$(813)	$—	$667
FlexShares® STOXX® Global ESG Select Index Fund	Foreign Currency Contracts – Morgan Stanley	$786	$(786)	$—	$—
	Foreign Currency Contracts – Toronto-Dominion Bank (The)	553	—	—	553
	Total	$1,339	$(786)	$—	$553
FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund	Foreign Currency Contracts – Citibank NA	$519	$(519)	$—	$—
	Foreign Currency Contracts – JPMorgan Chase Bank NA	5,423	(133)	—	5,290
	Foreign Currency Contracts – Morgan Stanley	347	(347)	—	—
	Foreign Currency Contracts – Toronto-Dominion Bank (The)	8	(8)	—	—
	Foreign Currency Contracts – UBS AG	75	(75)	—	—
	Total	$6,372	$(1,082)	$—	$5,290
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	Foreign Currency Contracts – Bank of Montreal	$39,372	$—	$—	$39,372
	Foreign Currency Contracts – Bank of New York Mellon (The)	42,929	(42,929)	—	—
	Foreign Currency Contracts – BNP Paribas SA	115,114	—	—	115,114
	Foreign Currency Contracts – Citibank NA	254,822	(35,368)	—	219,454
	Foreign Currency Contracts – JPMorgan Chase Bank NA	146,486	(93,323)	—	53,163
	Foreign Currency Contracts – Morgan Stanley	76,824	(58,654)	—	18,170
	Foreign Currency Contracts – Toronto-Dominion Bank (The)	9,386	(9,386)	—	—
	Foreign Currency Contracts – UBS AG	631	(77)	—	554
	Total	$685,564	$(239,737)	$—	$445,827

FLEXSHARES SEMIANNUAL REPORT	441

Notes to the Financial Statements (cont.)

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Gross Amounts of Assets presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
FlexShares® STOXX® Global Broad Infrastructure Index Fund	Foreign Currency Contracts – JPMorgan Chase Bank NA	$62,563	$(18,198)	$—	$44,365
	Total	$62,563	$(18,198)	$—	$44,365
FlexShares® Global Quality Real Estate Index Fund	Foreign Currency Contracts – Citibank NA	$12,859	$(7,143)	$—	$5,716
	Foreign Currency Contracts – Morgan Stanley	4,070	(112)	—	3,958
	Foreign Currency Contracts – UBS AG	83	(83)	—	—
	Total	$17,012	$(7,338)	$—	$9,674
FlexShares® International Quality Dividend Index Fund	Foreign Currency Contracts – Citibank NA	$91,743	$—	$—	$91,743
	Foreign Currency Contracts – JPMorgan Chase Bank NA	8,886	(8,886)	—	—
	Foreign Currency Contracts – Toronto-Dominion Bank (The)	49,915	(5,660)	—	44,255
	Foreign Currency Contracts – UBS AG	2,945	(583)	—	2,362
	Total	$153,489	$(15,129)	$—	$138,360
FlexShares® International Quality Dividend Defensive Index Fund	Foreign Currency Contracts – Citibank NA	$776	$(776)	$—	$—
	Foreign Currency Contracts – Morgan Stanley	448	(448)	—	—
	Total	$1,224	$(1,224)	$—	$—
FlexShares® International Quality Dividend Dynamic Index Fund	Foreign Currency Contracts – Citibank NA	$874	$(874)	$—	$—
	Foreign Currency Contracts – Morgan Stanley	448	(448)	—	—
	Total	$1,322	$(1,322)	$—	$—

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Gross Amounts of Liabilities presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund	Foreign Currency Contracts – Citibank NA	$(6,199)	$970	$—	$(5,229)
	Foreign Currency Contracts – JPMorgan Chase Bank NA	(553)	553	—	—
	Foreign Currency Contracts – Morgan Stanley	(17,044)	231	—	(16,813)
	Foreign Currency Contracts – Toronto-Dominion Bank (The)	(2,091)	2,091	—	—
	Total	$(25,887)	$3,845	$—	$(22,042)
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	Foreign Currency Contracts – Morgan Stanley	$(17,398)	$—	$—	$(17,398)
	Foreign Currency Contracts – JPMorgan Chase Bank NA	(68,046)	68,046	—	—
	Total	$(85,444)	$68,046	$—	$(17,398)

442	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Gross Amounts of Liabilities presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	Foreign Currency Contracts – Goldman Sachs & Co.	$(1,017)	$—	$—	$(1,017)
	Foreign Currency Contracts – Morgan Stanley	(495)	—	—	(495)
	Foreign Currency Contracts – Toronto-Dominion Bank (The)	(2,225)	813	—	(1,412)
	Total	$(3,737)	$813	$—	$(2,924)
FlexShares® STOXX® Global ESG Select Index Fund	Foreign Currency Contracts – JPMorgan Chase Bank NA	$(6,277)	$—	$—	$(6,277)
	Foreign Currency Contracts – Morgan Stanley	(6,553)	786	—	(5,767)
	Total	$(12,830)	$786	$—	$(12,044)
FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund	Foreign Currency Contracts – Citibank NA	$(2,254)	$519	$—	$(1,735)
	Foreign Currency Contracts – JPMorgan Chase Bank NA	(133)	133	—	—
	Foreign Currency Contracts – Morgan Stanley	(6,209)	347	—	(5,862)
	Foreign Currency Contracts – Toronto-Dominion Bank (The)	(2,934)	8	—	(2,926)
	Foreign Currency Contracts – UBS AG	(83)	75	—	(8)
	Total	$(11,613)	$1,082	$—	$(10,531)
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	Foreign Currency Contracts – Bank of New York Mellon (The)	$(216,817)	$42,929	$—	$(173,888)
	Foreign Currency Contracts – Citibank NA	(35,368)	35,368	—	—
	Foreign Currency Contracts – Goldman Sachs & Co.	(95,053)	—	—	(95,053)
	Foreign Currency Contracts – JPMorgan Chase Bank NA	(93,323)	93,323	—	—
	Foreign Currency Contracts – Morgan Stanley	(58,654)	58,654	—	—
	Foreign Currency Contracts – Toronto-Dominion Bank (The)	(64,945)	9,386	—	(55,559)
	Foreign Currency Contracts – UBS AG	(77)	77	—	—
	Total	$(564,237)	$239,737	$—	$(324,500)
FlexShares® STOXX® Global Broad Infrastructure Index Fund	Foreign Currency Contracts – JPMorgan Chase Bank NA	$(18,198)	$18,198	$—	$—
	Total	$(18,198)	$18,198	$—	$—
FlexShares® Global Quality Real Estate Index Fund	Foreign Currency Contracts – Citibank NA	$(7,143)	$7,143	$—	$—
	Foreign Currency Contracts – Morgan Stanley	(112)	112	—	—
	Foreign Currency Contracts – Toronto-Dominion Bank (The)	(14,793)	—	—	(14,793)
	Foreign Currency Contracts – UBS AG	(496)	83	—	(413)
	Total	$(22,544)	$7,338	$—	$(15,206)
FlexShares® International Quality Dividend Index Fund	Foreign Currency Contracts – Bank of Montreal	$(1,034)	$—	$—	$(1,034)
	Foreign Currency Contracts – Goldman Sachs & Co.	(12,656)	—	—	(12,656)
	Foreign Currency Contracts – JPMorgan Chase Bank NA	(70,899)	8,886	—	(62,013)
	Foreign Currency Contracts – Toronto-Dominion Bank (The)	(5,660)	5,660	—	—
	Foreign Currency Contracts – UBS AG	(583)	583	—	—
	Total	$(90,832)	$15,129	$—	$(75,703)

FLEXSHARES SEMIANNUAL REPORT	443

Notes to the Financial Statements (cont.)

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Gross Amounts of Liabilities presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
FlexShares® International Quality Dividend Defensive Index Fund	Foreign Currency Contracts – Citibank NA	$(2,180)	$776	$—	$(1,404)
	Foreign Currency Contracts – Goldman Sachs & Co.	(638)	—	—	(638)
	Foreign Currency Contracts – Morgan Stanley	(4,584)	448	—	(4,136)
	Foreign Currency Contracts – Toronto-Dominion Bank (The)	(8,654)	—	—	(8,654)
	Foreign Currency Contracts – UBS AG	(36)	—	—	(36)
	Total	$(16,092)	$1,224	$—	$(14,868)
FlexShares® International Quality Dividend Dynamic Index Fund	Foreign Currency Contracts – Citibank NA	$(2,303)	$874	$—	$(1,429)
	Foreign Currency Contracts – Morgan Stanley	(5,975)	448	—	(5,527)
	Foreign Currency Contracts – Toronto-Dominion Bank (The)	(5,497)	—	—	(5,497)
	Total	$(13,775)	$1,322	$—	$(12,453)

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of April 30, 2023

Derivatives by risk type	Statements of Assets and Liabilities Location	Fund	Value

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares® US Quality Low Volatility Index Fund	$88,687

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund	75,652

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund	11,468

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund	(25,887)

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares® Emerging Markets Quality Low Volatility Index Fund	4,747

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares® Morningstar US Market Factor Tilt Index Fund	282,657

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	346,152

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	190,515

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	(85,444)

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	48,602

444	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Derivatives by risk type	Statements of Assets and Liabilities Location	Fund	Value

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	$1,480

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	(3,737)

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares® US Quality Large Cap Index Fund	68,125

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares® STOXX® US ESG Select Index Fund	101,747

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares® STOXX® Global ESG Select Index Fund	93,331

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares® STOXX® Global ESG Select Index Fund	1,339

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares® STOXX® Global ESG Select Index Fund	(12,830)

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares® ESG & Climate US Large Cap Core Index Fund	15,606

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund	24,147

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund	6,372

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund	(11,613)

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares® ESG & Climate Emerging Markets Core Index Fund	968

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares® Morningstar Global Upstream Natural Resources Index Fund	1,203,164

Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares® Morningstar Global Upstream Natural Resources Index Fund	(21,018)

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares® Morningstar Global Upstream Natural Resources Index Fund	685,564

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares® Morningstar Global Upstream Natural Resources Index Fund	(564,237)

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares® STOXX® Global Broad Infrastructure Index Fund	762,658

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares® STOXX® Global Broad Infrastructure Index Fund	62,563

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares® STOXX® Global Broad Infrastructure Index Fund	(18,198)

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares® Global Quality Real Estate Index Fund	106,436

FLEXSHARES SEMIANNUAL REPORT	445

Notes to the Financial Statements (cont.)

Derivatives by risk type	Statements of Assets and Liabilities Location	Fund	Value

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares® Global Quality Real Estate Index Fund	$17,012

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares® Global Quality Real Estate Index Fund	(22,544)

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares® Quality Dividend Index Fund	401,163

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares® Quality Dividend Defensive Index Fund	150,320

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares® Quality Dividend Dynamic Index Fund	24,405

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares® International Quality Dividend Index Fund	334,274

Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares® International Quality Dividend Index Fund	(2,670)

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares® International Quality Dividend Index Fund	153,489

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares® International Quality Dividend Index Fund	(90,832)

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares® International Quality Dividend Defensive Index Fund	37,696

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares® International Quality Dividend Defensive Index Fund	1,224

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares® International Quality Dividend Defensive Index Fund	(16,092)

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares® International Quality Dividend Dynamic Index Fund	85,220

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares® International Quality Dividend Dynamic Index Fund	1,322

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares® International Quality Dividend Dynamic Index Fund	(13,775)

Interest Rate Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares® Core Select Bond Fund	92,449

*

Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

446	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

The Effect of Derivative Instruments on the Statements of Operations for the Period Ended April 30, 2023

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares® US Quality Low Volatility Index Fund	$(52,266)	$81,890

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund	135,473	118,175

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund	(23,967)	(29,365)

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares® Emerging Markets Quality Low Volatility Index Fund	(11,117)	12,416

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares® Morningstar US Market Factor Tilt Index Fund	(372,462)	(2,773)

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	610,815	283,934

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	(136,634)	156,561

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	(35,025)	225,723

FLEXSHARES SEMIANNUAL REPORT	447

Notes to the Financial Statements (cont.)

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	$1,288	$(6,769)

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares® US Quality Large Cap Index Fund	(83,316)	116,381

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares® STOXX® US ESG Select Index Fund	(83,946)	137,815

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares® STOXX® Global ESG Select Index Fund	(14,009)	129,218

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares® STOXX® Global ESG Select Index Fund	(3,904)	(16,087)

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares® ESG & Climate US Large Cap Core Index Fund	(10,854)	21,224

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund	6,976	28,923

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund	(897)	(8,031)

448	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares® ESG & Climate Emerging Markets Core Index Fund	$(1,878)	$7,780

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares® Morningstar Global Upstream Natural Resources Index Fund	(1,200,343)	1,225,733

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares® Morningstar Global Upstream Natural Resources Index Fund	(591,956)	409,837

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares® STOXX® Global Broad Infrastructure Index Fund	22,015	760,687

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares® STOXX® Global Broad Infrastructure Index Fund	11,381	93,338

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares® Global Quality Real Estate Index Fund	262,079	158,238

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares® Global Quality Real Estate Index Fund	93,183	(19,221)

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares® Quality Dividend Index Fund	(501,648)	354,733

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares® Quality Dividend Defensive Index Fund	(90,567)	189,074

FLEXSHARES SEMIANNUAL REPORT	449

Notes to the Financial Statements (cont.)

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares® Quality Dividend Dynamic Index Fund	$(14,199)	$34,554

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares® International Quality Dividend Index Fund	295,104	656,143

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares® International Quality Dividend Index Fund	(15,334)	78,773

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares® International Quality Dividend Defensive Index Fund	67,043	71,138

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares® International Quality Dividend Defensive Index Fund	(27,809)	(33,138)

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares® International Quality Dividend Dynamic Index Fund	72,424	123,734

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares® International Quality Dividend Dynamic Index Fund	(12,168)	(22,474)

Interest Rate Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares® Core Select Bond Fund	22,749	96,409

450	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

At April 30, 2023, the volume of derivative activities, which represents activities throughout the period, was as follows:

	Foreign Exchange Contracts		Equity Contracts				Interest Rate future
Fund	Number of Trades	Average Notional Amount	Number of Trades Long	Average Notional Balance Long	Number of Trades Short	Average Notional Balance Short	Number of Trades Long	Average Notional Balance Long	Number of Trades Short	Average Notional Balance Short

FlexShares® US Quality Low Volatility Index Fund	—	$—	31	$211,115	—	$—	—	$—	—	$—

FlexShares® Developed Markets Ex-US Quality Low Volatility Index Fund	73	64,726	24	200,459	—	—	—	—	—	—

FlexShares® Emerging Markets Quality Low Volatility Index Fund	—	—	14	56,206	—	—	—	—	—	—

FlexShares® Morningstar US Market Factor Tilt Index Fund	—	—	63	714,274	—	—	—	—	—	—

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	52	621,301	86	477,934	—	—	—	—	—	—

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	27	137,979	33	212,409	—	—	—	—	—	—

FlexShares® US Quality Large Cap Index Fund	—	—	18	271,358	—	—	—	—	—	—

FlexShares® STOXX US ESG Select Index Fund	—	—	12	396,894	—	—	—	—	—	—

FlexShares® STOXX Global ESG Select Index Fund	11	134,407	28	193,122	—	—	—	—	—	—

FlexShares® ESG & Climate US Large Cap Core Index Fund	—	—	14	62,689	—	—	—	—	—	—

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund	87	36,256	20	87,845	—	—	—	—	—	—

FlexShares® ESG & Climate Emerging Markets Core Index Fund	—	—	2	48,330	—	—	—	—	—	—

FlexShares® Morningstar Global Upstream Natural Resources Index Fund	123	1,138,786	238	969,338	—	—	—	—	—	—

FlexShares® STOXX Global Broad Infrastructure Index Fund	4	5,068,208	120	756,301	—	—	—	—	—	—

FlexShares® Global Quality Real Estate Index Fund	57	230,921	67	382,486	—	—	—	—	—	—

FlexShares® Quality Dividend Index Fund	—	—	62	742,755	—	—	—	—	—	—

FlexShares® Quality Dividend Defensive Index Fund	—	—	25	557,745	—	—	—	—	—	—

FlexShares® Quality Dividend Dynamic Index Fund	—	—	15	80,967	—	—	—	—	—	—

FlexShares® International Quality Dividend Index Fund	90	419,450	131	330,264	—	—	—	—	—	—

FlexShares® International Quality Dividend Defensive Index Fund	43	62,742	30	119,598	—	—	—	—	—	—

FlexShares® International Quality Dividend Dynamic Index Fund	24	78,913	36	167,416	—	—	—	—	—	—

FlexShares® Core Select Bond Fund	—	—	—	—	—	—	5	5,567,368	—	—

FLEXSHARES SEMIANNUAL REPORT	451

Notes to the Financial Statements (cont.)

Taxes and Distributions

Each Fund has qualified and intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for federal and state income taxes is required in the financial statements.

As of October 31, 2022, management of the Funds has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and on-going analysis of tax law, regulation, and interpretations thereof.

3. Investment Transactions and Related Income and Expense

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.

Interest income is recognized on an accrual basis. Bond discount is accreted and premium is amortized using the effective yield method. Dividend income is recorded on the ex-dividend date, or as soon as information is available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Each Fund except the FlexShares iBoxx 3-Year Target Duration TIPs Index Fund, and the FlexShares iBoxx 5-Year

Target Duration TIPs Index Fund may hold the securities of real estate investment trusts (“REITs”). Distributions from such investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Fund records the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods concluded.

All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which a Fund invests. These foreign taxes, if any, are paid by the Funds and disclosed in the Statements of Operations. Foreign taxes payable, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another reasonable basis.

4. Investment Advisory Fees

NTI serves as the Investment Adviser of the Funds pursuant to the Investment Advisory Agreement. The Investment Adviser is responsible for making investment decisions for the Funds and for placing purchase and sale orders for portfolio securities, subject to the general supervision of the Board.

As compensation for its advisory services and assumption of certain Fund expenses, NTI is entitled to a unitary management fee (“Management Fee”), computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

From the Management Fee, NTI pays most of the expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services (“Covered Expenses”). Covered Expenses do not include the following fees under the Investment Advisory Agreement: its advisory fees payable under the Advisory Agreement, distribution fees

452	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1, interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as (i) dividend expenses on short sales; (ii) non-routine items, including litigation expenses and proxy expenses; and (iii) expenses that the Fund has incurred by did not actually pay due to an expense offset agreement, if applicable.

The Management Fee rate payable by each Fund is set forth in the following table:

Fund	Unitary Management Fee

FlexShares® US Quality Low Volatility Index Fund	0.22%

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund	0.32%

FlexShares® Emerging Markets Quality Low Volatility Index Fund	0.40%

FlexShares® Morningstar US Market Factor Tilt Index Fund	0.25%

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	0.39%

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	0.59%

FlexShares® US Quality Large Cap Index Fund	0.25%

FlexShares® STOXX® US ESG Select Index Fund	0.32%

FlexShares® STOXX® Global ESG Select Index Fund	0.42%

FlexShares® ESG & Climate US Large Cap Core Index Fund	0.09%

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund	0.12%

FlexShares® ESG & Climate Emerging Markets Core Index Fund	0.18%

FlexShares® Morningstar Global Upstream Natural Resources Index Fund	0.46%

FlexShares® STOXX® Global Broad Infrastructure Index Fund	0.47%

Fund	Unitary Management Fee

FlexShares® Global Quality Real Estate Index Fund	0.45%

FlexShares® Real Assets Allocation Index Fund	0.57%

FlexShares® Quality Dividend Index Fund	0.37%

FlexShares® Quality Dividend Defensive Index Fund	0.37%

FlexShares® Quality Dividend Dynamic Index Fund	0.37%

FlexShares® International Quality Dividend Index Fund	0.47%

FlexShares® International Quality Dividend Defensive Index Fund	0.47%

FlexShares® International Quality Dividend Dynamic Index Fund	0.47%

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	0.18%

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	0.18%

FlexShares® Disciplined Duration MBS Index Fund	0.20%

FlexShares® Credit-Scored US Corporate Bond Index Fund	0.22%

FlexShares® Credit-Scored US Long Corporate Bond Index Fund	0.22%

FlexShares® High Yield Value-Scored Bond Index Fund	0.37%

FlexShares® ESG & Climate High Yield Corporate Core Index Fund	0.23%

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund	0.12%

FlexShares® Ultra-Short Income Fund	0.25%

FlexShares® Core Select Bond Fund	0.35%

The Investment Adviser has contractually agreed until March 1, 2024 to reimburse a portion of the operating expenses of each Fund (other than 12b-1 fees, tax expenses, extraordinary expenses, and acquired fund fees and expenses (“AFFE”)) so the “Total Annual Fund Operating Expenses After Expense Reimbursement” do not exceed the Fund’s Management Fee plus (+) 0.0049%. In the case of the FlexShares Real Assets Allocation Index Fund, the

FLEXSHARES SEMIANNUAL REPORT	453

Notes to the Financial Statements (cont.)

Investment Adviser has contractually agreed until March 1, 2024 to waive Management Fees or reimburse certain expenses in an amount equal to the AFFE attributable to the Fund’s investments in its Underlying Funds. After these dates, the contractual arrangements will continue automatically thereafter for periods of one year (each such one-year period, a “Renewal Year”). The contractual arrangements may be terminated, with respect to a Fund, as to any succeeding Renewal Year, by NTI or the Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders. In the case of the FlexShares Core Select Bond Fund, the Investment Adviser has contractually agreed until March 1, 2024 to waive Management Fees or reimburse certain expenses in an amount equal to the sum of (a) any AFFE incurred by the Fund that are attributable to the Fund’s investment in Acquired Funds managed by NTI or an investment adviser controlling, controlled by, or under common control with NTI (“Affiliated Funds”); and (b) 0.05% or such lesser amount in AFFE incurred by the Fund that are attributable to the Fund’s investment in Acquired Funds that are not Affiliated Funds. AFFE are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. Because AFFE are not direct expenses of a Fund, they are not reflected on a Fund’s financial statements. After these dates, the contractual expense reimbursement agreements continue automatically for periods of one year unless terminated, as to any succeeding renewal year, by either party upon 60 days’ written notice prior to the end of the current term. The Board may terminate the contractual expense reimbursement agreements discussed above with respect to any Fund at any time if it determines that it is in the best interest of a Fund and its shareholders. These expenses and the reimbursements are shown as “Investment advisory fees reimbursed” on the Statements of Operations.

In addition, effective October 29, 2018, NTI contractually agreed to reimburse the Funds for certain other fees and expenses that are not Covered Expenses. These fees and expenses and the reimbursements are shown as Other expenses and Other expenses reimbursed, respectively, in the Statements of Operations.

The Investment Adviser may voluntarily waive or reimburse additional management fees or expenses. Any such additional voluntary expense reimbursement or fee waiver could be implemented, increased or decreased, or discontinued at any time. Amounts waived or reimbursed by the Investment Adviser pursuant to voluntary or contractual agreements discussed above may not be recouped by the Investment Adviser. These waivers and/or reimbursements are shown as Expenses waived and/or reimbursed by Advisor on the Statements of Operations. As of the period ended April 30, 2023, the Investment Adviser did not voluntarily waive or reimburse additional management fees.

5. Administration Fees

Per terms of agreements JPMorgan Chase Bank, N.A. (the “Administrator”) serves as administrator of the Funds. The Administrator provides certain administrative services to the Funds. For these services, the Administrator is entitled to certain fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses as defined above.

6. Custodian Fees

JPMorgan Chase Bank, N.A. (the “Custodian”) acts as custodian for the Funds in accordance with a Global Custody Agreement. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. As compensation for the services rendered under the agreement, the Custodian is entitled to fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses as defined above.

7. Trustees Fees

The Trust compensates each Trustee who is not an officer, director or employee of Northern Trust Corporation, or its subsidiaries, for his or her services as a Trustee of the Trust and as a member of Board committees.

The Trust has adopted a deferred compensation plan (the “DC Plan”) for its Trustees who are not officers of Northern Trust or NTI. Under the DC Plan, Independent Trustees may elect to defer all or a portion of their compensation. The amount deferred is adjusted periodically based upon the performance of the investment options selected by the Trustees. The investment options currently available under

454	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

the DC Plan are the FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares STOXX® US ESG Select Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Quality Dividend Index Fund, FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, and the FlexShares Ultra-Short Income Fund. Expenses related to the DC Plan are stated on the Statements of Operations.

8. Distribution and Service Plan

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ distributor and distributes Creation Units (as described in Note 9) for each Fund on an agency basis. The Distributor does not receive a fee from the Funds for its distribution services. However, it receives compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

The Trust has adopted a Distribution and Service Plan (“the Plan”) pursuant to Rule 12b-1 under the 1940 Act. Payments to financial intermediaries under the Plan are tied directly to their own out-of-pocket expenses. The Plan has not been implemented with respect to the Funds. The Plan may not be implemented without further Board approval. The maximum distribution fee is 0.25% of each Fund’s respective average daily net assets under the Plan. The Funds did not pay any 12b-1 fees during the fiscal year.

9. Issuance and Redemption of Fund Shares

Each Fund only issues and redeems shares to Authorized Participants in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.

Retail investors may only purchase and sell fund shares in the secondary market through a broker-dealer and such transactions may be subject to customary commission and fee rates imposed by the broker-dealer.

Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The transaction fees are paid directly to the Fund and used to offset Fund custody fees. Certain fees or costs associated with Creation Unit purchases may be paid by NTI in certain circumstances. In addition, the Trust may from time to time waive the standard transaction fee. The net custody fees charged to the Fund are paid for by the Investment Adviser through the Fund’s Unitary Fee. Transaction fees remaining in the Funds were as follows:

Fund	As of April 30, 2023	As of October 31, 2022

FlexShares® US Quality Low Volatility Index Fund	$2,800	—

FlexShares® Emerging Markets Quality Low Volatility Index Fund	4,000	$4,000

FlexShares® Morningstar US Market Factor Tilt Index Fund	4,500	6,000

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	—	13,500

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	—	50,000

FlexShares® US Quality Large Cap Index Fund	4,500	3,000

FlexShares® STOXX® US ESG Select Index Fund	1,400	1,050

FlexShares® STOXX® Global ESG Select Index Fund	6,500	—

FlexShares® ESG & Climate US Large Cap Core Index Fund	500	500

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund	18,000	—

FlexShares® Morningstar Global Upstream Natural Resources Index Fund	27,000	28,500

FlexShares® STOXX® Global Broad Infrastructure Index Fund	30,000	26,000

FlexShares® Global Quality Real Estate Index Fund	4,000	2,000

FlexShares® Quality Dividend Index Fund	3,900	5,650

FlexShares® Quality Dividend Defensive Index Fund	4,600	2,150

FLEXSHARES SEMIANNUAL REPORT	455

Notes to the Financial Statements (cont.)

Fund	As of April 30, 2023	As of October 31, 2022

FlexShares® Quality Dividend Dynamic Index Fund	$400	$400

FlexShares® International Quality Dividend Index Fund	15,500	12,000

FlexShares® International Quality Dividend Defensive Index Fund	7,000	7,000

FlexShares® International Quality Dividend Dynamic Index Fund	3,500	3,500

FlexShares® Disciplined Duration MBS Index Fund	2,000	1,600

FlexShares® Credit-Scored US Corporate Bond Index Fund	1,000	2,500

FlexShares® Credit-Scored US Long Corporate Bond Index Fund	—	1,000

FlexShares® High Yield Value-Scored Bond Index Fund	15,500	4,000

FlexShares® ESG & Climate High Yield Corporate Core Index Fund	—	500

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund	2,000	1,500

FlexShares® Ultra-Short Income Fund Fund	2,625	4,025

The FlexShares Real Assets Allocation Index Fund, FlexShares iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares iBoxx 5-Year Target Duration TIPS Index Fund and the FlexShares Core Select Bond Fund do not charge standard creation unit transaction fees.

10. Investment Transactions

For the period ended April 30, 2023, the FlexShares iBoxx 3-Year Target Duration TIPS Index, FlexShares iBoxx 5-Year Target Duration TIPS Index and FlexShares Disciplined Duration MBS Index Funds invested solely in U.S. Government, including U.S. government agency, securities. The cost of securities purchased by each Fund and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions for the period ended April 30, 2023, were as follows:

Fund	Purchases	Sales

FlexShares® US Quality Low Volatility Index Fund	$42,750,740	$43,639,111

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund	19,504,171	18,418,555

FlexShares® Emerging Markets Quality Low Volatility Index Fund	11,156,030	3,243,280

FlexShares® Morningstar US Market Factor Tilt Index Fund	102,394,640	98,657,490

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	60,180,333	54,284,600

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	42,671,366	43,292,610

FlexShares® US Quality Large Cap Index Fund	9,948,996	9,255,249

FlexShares® STOXX® US ESG Select Index Fund	25,149,953	25,816,444

FlexShares® STOXX® Global ESG Select Index Fund	22,425,359	23,082,042

FlexShares® ESG & Climate US Large Cap Core Index Fund	1,366,697	1,383,062

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund	5,093,903	4,273,151

FlexShares® ESG & Climate Emerging Markets Core Index Fund	1,038,290	1,043,788

FlexShares® Morningstar Global Upstream Natural Resources Index Fund	1,307,368,494	1,221,222,386

FlexShares® STOXX® Global Broad Infrastructure Index Fund	217,870,799	223,612,489

FlexShares® Global Quality Real Estate Index Fund	85,563,038	77,864,031

FlexShares® Real Assets Allocation Index Fund	2,031,323	2,030,913

FlexShares® Quality Dividend Index Fund	316,849,673	316,478,885

456	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Fund	Purchases	Sales

FlexShares® Quality Dividend Defensive Index Fund	$77,839,558	$75,066,326

FlexShares® Quality Dividend Dynamic Index Fund	3,569,787	3,781,504

FlexShares® International Quality Dividend Index Fund	109,033,939	97,850,565

FlexShares® International Quality Dividend Defensive Index Fund	11,601,716	16,597,857

FlexShares® International Quality Dividend Dynamic Index Fund	38,862,496	29,827,109

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	763,282,077	788,058,717

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	236,231,235	245,134,132

FlexShares® Disciplined Duration MBS Index Fund	17,973,514	41,032,699

FlexShares® Credit-Scored US Corporate Bond Index Fund	106,681,710	114,840,884

FlexShares® Credit-Scored US Long Corporate Bond Index Fund	12,909,551	17,118,657

FlexShares® High Yield Value-Scored Bond Index Fund	941,009,957	785,975,268

FlexShares® ESG & Climate High Yield Corporate Core Index Fund	5,731,231	5,876,206

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund	19,473,796	7,101,194

FlexShares® Ultra-Short Income Fund Fund	125,268,342	59,444,937

FlexShares® Core Select Bond Fund	32,594,305	33,382,177

11. In-Kind Transactions

During the period ended April 30, 2023, certain Funds received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended April 30, 2023, the fair value of the securities received for subscriptions for each Fund was as follows:

Fund	Fair Value

FlexShares® US Quality Low Volatility Index Fund	$29,244,786

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund	6,600,137

FlexShares® Emerging Markets Quality Low Volatility Index Fund	1,371,110

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	1,383,093

FlexShares® US Quality Large Cap Index Fund	4,436,904

FlexShares® STOXX® US ESG Select Index Fund	7,125,056

FlexShares® ESG & Climate US Large Cap Core Index Fund	10,146,293

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund	16,439,098

FlexShares® Morningstar Global Upstream Natural Resources Index Fund	465,487,499

FlexShares® Global Quality Real Estate Index Fund	12,194,596

FlexShares® Real Assets Allocation Index Fund	744,272

FlexShares® Quality Dividend Index Fund	195,471,706

FlexShares® Quality Dividend Defensive Index Fund	35,751,126

FlexShares® Quality Dividend Dynamic Index Fund	2,775,549

FlexShares® International Quality Dividend Index Fund	25,948,271

FlexShares® International Quality Dividend Dynamic Index Fund	29,863,178

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	174,535,092

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	138,017,370

FlexShares® Core Select Bond Fund	29,224,091

During the period ended April 30, 2023, certain Funds delivered securities in exchange for redemption of shares (redemptions-in-kind). For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction. For the period ended

FLEXSHARES SEMIANNUAL REPORT	457

Notes to the Financial Statements (cont.)

April 30, 2023, the fair value and realized gain (losses) of the securities transferred for redemptions for each Fund were as follows:

Fund	Fair Value	Net Realized Gains(Losses)

FlexShares® US Quality Low Volatility Index Fund	$30,576,916	$7,142,050

FlexShares® Morningstar US Market Factor Tilt Index Fund	47,168,498	26,611,776

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	1,196,355	131,085

FlexShares® US Quality Large Cap Index Fund	13,149,459	2,914,204

FlexShares® STOXX® US ESG Select Index Fund	18,601,101	4,512,837

FlexShares® STOXX® Global ESG Select Index Fund	12,040,546	3,774,231

FlexShares® Morningstar Global Upstream Natural Resources Index Fund	35,366,352	13,171,091

FlexShares® STOXX® Global Broad Infrastructure Index Fund	357,741,592	95,539,433

FlexShares® Global Quality Real Estate Index Fund	22,379,217	6,083,141

FlexShares® Real Assets Allocation Index Fund	9,133,772	(731,302)

FlexShares® Quality Dividend Index Fund	259,874,539	61,900,757

FlexShares® Quality Dividend Defensive Index Fund	69,084,266	13,943,241

FlexShares® Quality Dividend Dynamic Index Fund	4,093,090	875,675

FlexShares® International Quality Dividend Index Fund	4,187,088	450,028

FlexShares® International Quality Dividend Defensive Index Fund	10,552,477	1,009,103

FlexShares® International Quality Dividend Dynamic Index Fund	7,360,582	1,122,716

Fund	Fair Value	Net Realized Gains(Losses)

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	$391,304,727	$(3,482,505)

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	81,056,784	715,840

FlexShares® ESG & Climate High Yield Corporate Core Index Fund	2,045,257	63,674

FlexShares® Core Select Bond Fund	4,350,131	138,895

12. Guarantees and Indemnifications

In the normal course of business each Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds.

13. New Accounting Pronouncements

In March 2020, the FASB issued Accounting Standards Update (ASU) 2020-04, Reference Rate Reform (Topic 848) “Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU 2020-04”), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications and hedging transactions as a result of the global markets anticipated transition away from the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates as of the end of 2021.

Preceding the issuance of ASU 2020-04, which established ASC 848, the United Kingdom’s Financial Conduct Authority (FCA) announced that it would no longer need to persuade or compel banks to submit to LIBOR after December 31, 2021. In response, the FASB established a December 31, 2022, expiration date for ASC 848.

458	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

In March 2021, the FCA announced that the intended cessation date of LIBOR in the United States would be June 30, 2023. Accordingly, ASU 2022-06 defers the expiration date of ASC 848 to December 31, 2024. Management does not believe this update has a material impact on the Funds’ financial statements.

14. LIBOR Transition

Certain of the Funds’ investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (FCA), which regulates LIBOR, announced that the FCA will no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Although many LIBOR rates were phased out as of December 31, 2021 as originally contemplated, a majority of U.S. dollar LIBOR rates will continue to be published until June 30, 2023. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing the secured overnight financing rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Uncertainty related to the liquidity and value impact of the change in to alternative rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Funds. The effect of any changes to, or discontinuation of, LIBOR on the Funds will depend on, among other things, (1) existing fallback or termination provisions in individual contracts, and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. The expected discontinuation of LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. Until then, the Funds may continue to invest in instruments that reference such rates or otherwise use such Reference Rates due to favorable liquidity or pricing.

15. Legal Proceedings

On or about February 14, 2020, Marc S. Kirschner, as Trustee for NWHI Litigation Trust (“Litigation Trustee”) and Wilmington Savings Fund Society, FSB, as indenture Trustee (“Indenture Trustee”) for several series of notes issued by Nine West Holdings, Inc. (“Nine West”), filed separate complaints (docket nos. 20-cv-01129 and 20-cv-01136, respectively ) in the United States District Court for the Northern District of Illinois against a group of defendants including the FlexShares Morningstar US Market Factor Tilt Index Fund that had invested in The Jones Group Inc. (“Jones Group”). The claims in these actions stem from a series of merger transactions (“Transactions”) entered into by Jones Group, Nine West and others in 2014 that allegedly rendered Jones Group insolvent. The matters in these proceedings were transferred from the United States District Court for the Northern District of Illinois to the United States District Court for the Southern District of New York to centralize the litigation, and were assigned to the Honorable Jed S. Rakoff for coordinated or consolidated pretrial proceedings. The FlexShares Morningstar US Market Factor Tilt Index Fund allegedly received $224,910 as a result of the Transactions. The Litigation Trustee and Indenture Trustee seek to clawback these proceeds for the benefit of the Trust and the noteholders, respectively, on the basis that they were alleged fraudulent conveyances. On June 29, 2020, the former public shareholder defendants, including FlexShares Morningstar US Market Factor Tilt Index Fund, filed a motion to dismiss on the basis that the payments allegedly made to them in connection with the Transactions were shielded from the fraudulent conveyance claims under Section 546(e) of the Bankruptcy Code. On August 27, 2020, all fraudulent conveyance claims against the former public shareholder defendants were dismissed. Plaintiffs appealed from that decision and the actions are currently on appeal before the U.S. Court of Appeals for the

FLEXSHARES SEMIANNUAL REPORT	459

Notes to the Financial Statements (cont.)

Second Circuit. The Fund intends to continue to vigorously defend itself against this action.

16. Coronavirus (COVID-19) Pandemic

The global outbreak of the coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may adversely impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations, and their ability to achieve their investment objective(s).

17. European Instability

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to Russia’s invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion or cyberattacks on governments, companies or individuals, have already decreased, and may further decrease, the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that a Fund has exposure to Russian or other Eastern European investments, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. These and any related events could significantly impact a Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or adjoining geographic regions. Funds that track an Index (an Index Fund) may experience challenges liquidating positions in Russian securities that have been removed from its underlying index and/or sampling the underlying index to continue to seek the Index Fund’s respective investment goal. Such circumstances may lead to increased tracking error between an Index Fund’s performance and the performance of its respective underlying index.

18. Subsequent Events

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure except for the items noted below:

As discussed in Note 1, the reorganization whereby the FlexShares Quality Dividend Index Fund will acquire all of the assets and liabilities of the FlexShares Quality Dividend Dynamic Index Fund is expected to be completed on or about June 30, 2023.

At a Board meeting held on June 2, 2023, the Board approved the liquidation and termination of the ESG & Climate High Yield Corporate Core Index Fund on or about July 11, 2023. The liquidation date may be changed at the discretion of the Trust’s officers.

460	FLEXSHARES SEMIANNUAL REPORT

Fund Expenses (Unaudited)

As a shareholder, you incur two types of costs:

(1) Transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period and held through the period ended April 30, 2023.

The first line under each Fund in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended April 30, 2023.

The second line under each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 04/30/23	Expenses Paid During the Period*	Annualized Expense Ratio During Period

FlexShares® US Quality Low Volatility Index Fund

Actual	$1,000.00	$1,059.80	$1.12	0.22%

Hypothetical	$1,000.00	$1,023.70	$1.10	0.22%

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund

Actual	$1,000.00	$1,197.20	$1.74	0.32%

Hypothetical	$1,000.00	$1,023.21	$1.61	0.32%

FlexShares® Emerging Markets Quality Low Volatility Index Fund

Actual	$1,000.00	$1,120.60	$2.10	0.40%

Hypothetical	$1,000.00	$1,022.81	$2.01	0.40%

FLEXSHARES SEMIANNUAL REPORT	461

Fund Expenses (cont.)

	Beginning Account Value	Ending Account Value 04/30/23	Expenses Paid During the Period*	Annualized Expense Ratio During Period

FlexShares® Morningstar US Market Factor Tilt Index Fund

Actual	$1,000.00	$1,053.30	$1.27	0.25%

Hypothetical	$1,000.00	$1,023.55	$1.25	0.25%

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

Actual	$1,000.00	$1,215.00	$2.14	0.39%

Hypothetical	$1,000.00	$1,022.86	$1.96	0.39%

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

Actual	$1,000.00	$1,160.10	$3.16	0.59%

Hypothetical	$1,000.00	$1,021.87	$2.96	0.59%

FlexShares® US Quality Large Cap Index Fund

Actual	$1,000.00	$1,069.50	$1.28	0.25%

Hypothetical	$1,000.00	$1,023.55	$1.25	0.25%

FlexShares® STOXX® US ESG Select Index Fund

Actual	$1,000.00	$1,098.70	$1.67	0.32%

Hypothetical	$1,000.00	$1,023.21	$1.61	0.32%

FlexShares® STOXX® Global ESG Select Index Fund

Actual	$1,000.00	$1,163.70	$2.25	0.42%

Hypothetical	$1,000.00	$1,022.71	$2.11	0.42%

FlexShares® ESG & Climate US Large Cap Core Index Fund

Actual	$1,000.00	$1,082.40	$0.46	0.09%

Hypothetical	$1,000.00	$1,024.35	$0.45	0.09%

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund

Actual	$1,000.00	$1,232.70	$0.66	0.12%

Hypothetical	$1,000.00	$1,024.20	$0.60	0.12%

FlexShares® ESG & Climate Emerging Markets Core Index Fund

Actual	$1,000.00	$1,156.00	$0.96	0.18%

Hypothetical	$1,000.00	$1,023.90	$0.90	0.18%

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

Actual	$1,000.00	$1,039.40	$2.33	0.46%

Hypothetical	$1,000.00	$1,022.51	$2.31	0.46%

FlexShares® STOXX® Global Broad Infrastructure Index Fund

Actual	$1,000.00	$1,111.80	$2.46	0.47%

Hypothetical	$1,000.00	$1,022.46	$2.36	0.47%

462	FLEXSHARES SEMIANNUAL REPORT

Fund Expenses (cont.)

	Beginning Account Value	Ending Account Value 04/30/23	Expenses Paid During the Period*	Annualized Expense Ratio During Period

FlexShares® Global Quality Real Estate Index Fund

Actual	$1,000.00	$1,041.20	$2.28	0.45%

Hypothetical	$1,000.00	$1,022.56	$2.26	0.45%

FlexShares® Real Assets Allocation Index Fund(a)

Actual	$1,000.00	$1,077.20	$0.62	0.12%

Hypothetical	$1,000.00	$1,024.20	$0.60	0.12%

FlexShares® Quality Dividend Index Fund

Actual	$1,000.00	$1,065.10	$1.89	0.37%

Hypothetical	$1,000.00	$1,022.96	$1.86	0.37%

FlexShares® Quality Dividend Defensive Index Fund

Actual	$1,000.00	$1,080.90	$1.91	0.37%

Hypothetical	$1,000.00	$1,022.96	$1.86	0.37%

FlexShares® Quality Dividend Dynamic Index Fund

Actual	$1,000.00	$1,062.60	$1.89	0.37%

Hypothetical	$1,000.00	$1,022.96	$1.86	0.37%

FlexShares® International Quality Dividend Index Fund

Actual	$1,000.00	$1,237.90	$2.61	0.47%

Hypothetical	$1,000.00	$1,022.46	$2.36	0.47%

FlexShares® International Quality Dividend Defensive Index Fund

Actual	$1,000.00	$1,178.70	$2.54	0.47%

Hypothetical	$1,000.00	$1,022.46	$2.36	0.47%

FlexShares® International Quality Dividend Dynamic Index Fund

Actual	$1,000.00	$1,265.20	$2.64	0.47%

Hypothetical	$1,000.00	$1,022.46	$2.36	0.47%

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

Actual	$1,000.00	$1,032.00	$0.91	0.18%

Hypothetical	$1,000.00	$1,023.90	$0.90	0.18%

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

Actual	$1,000.00	$1,044.10	$0.91	0.18%

Hypothetical	$1,000.00	$1,023.90	$0.90	0.18%

FlexShares® Disciplined Duration MBS Index Fund

Actual	$1,000.00	$1,046.50	$1.01	0.20%

Hypothetical	$1,000.00	$1,023.80	$1.00	0.20%

FLEXSHARES SEMIANNUAL REPORT	463

Fund Expenses (cont.)

	Beginning Account Value	Ending Account Value 04/30/23	Expenses Paid During the Period*	Annualized Expense Ratio During Period

FlexShares® Credit-Scored US Corporate Bond Index Fund

Actual	$1,000.00	$1,067.40	$1.13	0.22%

Hypothetical	$1,000.00	$1,023.70	$1.10	0.22%

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

Actual	$1,000.00	$1,149.50	$1.17	0.22%

Hypothetical	$1,000.00	$1,023.70	$1.10	0.22%

FlexShares® High Yield Value-Scored Bond Index Fund

Actual	$1,000.00	$1,053.50	$1.88	0.37%

Hypothetical	$1,000.00	$1,022.96	$1.86	0.37%

FlexShares® ESG & Climate High Yield Corporate Core Index Fund

Actual	$1,000.00	$1,059.50	$1.17	0.23%

Hypothetical	$1,000.00	$1,023.65	$1.15	0.23%

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund

Actual	$1,000.00	$1,090.30	$0.62	0.12%

Hypothetical	$1,000.00	$1,024.20	$0.60	0.12%

FlexShares® Ultra-Short Income Fund

Actual	$1,000.00	$1,025.70	$1.26	0.25%

Hypothetical	$1,000.00	$1,023.55	$1.25	0.25%

FlexShares® Core Select Bond Fund(a)

Actual	$1,000.00	$1,066.30	$1.23	0.24%

Hypothetical	$1,000.00	$1,023.60	$1.20	0.24%

*

Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one half year period).

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the Underlying Fund(s) in which the Fund invests.

464	FLEXSHARES SEMIANNUAL REPORT

Liquidity Risk Management Program (Unaudited)

FlexShares Trust (the “Trust”), on behalf of each of its series (each, a “Fund” and, collectively, the “Funds”), has adopted and implemented a liquidity risk management program (the “Program”) as required by rule 22e-4 under the Investment Company Act of 1940, as amended (the “Rule”). The Program is reasonably designed to assess and manage each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund.

The Trust’s Board of Trustees (the “Board”) has appointed Northern Trust Investments, Inc. (“NTI”), the investment adviser to the Funds, as the program administrator for the Program. NTI has delegated oversight of the Program to the Northern Trust Asset Management Credit & Liquidity Risk Management Committee (the “Committee”).

At a meeting of the Board held December 9, 2022, the Board received and reviewed the annual written report of the Committee, on behalf of NTI (the “Report”), concerning the operation of the Program for the review period October 1, 2021 through September 30, 2022. The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation.

The Report summarized the operation of the Program and the information and factors considered by the Committee in reviewing the adequacy and effectiveness of the Program’s implementation with respect to each Fund. Such information and factors included, among other things: (i) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (ii) the reliability of the classification system used to classify the liquidity of each Fund’s portfolio investments; (iii) that each Fund held primarily highly liquid investments (cash and investments that the Fund reasonably expects can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value); (iv) that none of the Funds required the establishment of a highly liquid investment minimum (as defined in the Rule) and the methodology for that determination; and (v) confirmation that none of the Funds had breached the 15% maximum threshold on illiquid investments (i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven days or less without the sale or disposition significantly changing the market value of the investment) and the procedures for monitoring compliance with the limit. The Report also summarized the changes made to the Program over the course of the year.

The Committee confirmed, and reported to the Board, the adequacy and effectiveness of the Program and that each Fund’s liquidity strategy was appropriate for an exchange-traded fund. The Committee also concluded that the Program, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s Liquidity Risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to Liquidity Risk and other risks to which an investment in the Fund may be subject.

FLEXSHARES SEMIANNUAL REPORT	465

For More Information (Unaudited)

Premium/Discount Information

Information about the differences between the daily market prices on secondary markets for shares of the Funds and the Funds’ net asset values for various time periods, as applicable, is available by visiting the Funds’ website at flexshares.com

Portfolio Holdings

FlexShares® Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov.

Proxy Voting

FlexShares® Trust Proxy Voting Policies and Procedures are available upon request and without charge by calling 1-855-FLEXETF (1-855-353-9383) or by visiting the Funds’ website flexshares.com or the SEC’s website at sec.gov. Each Fund’s portfolio securities voting record for the 12-month period ended June 30 is available upon request and without charge by calling 1-855-FLEXETF (1-855-353-9383) or by visiting the SEC’s website at sec.gov.

466	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Trust

50 S. LaSalle Street

Chicago, IL 60603

800.595.9111

www.flexshares.com

FlexShares® is a registered trademark of NTI. Morningstar® is a registered trademark of Morningstar, Inc. (“Morningstar”). Morningstar® US Market Factor Tilt IndexSM, Morningstar® Developed Markets ex-US Factor Tilt IndexSM, Morningstar® Emerging Markets Factor Tilt IndexSM, and Morningstar® Global Upstream Natural Resources IndexSM are service marks of Morningstar, Inc. STOXX and its licensors (the “Licensors”) have no relationship to FlexShares® Trust other than the licensing of the STOXX® USA ESG Select KPIs Index, STOXX® Global ESG Select KPIs Index and STOXX® Global Broad Infrastructure Index and the related trademarks for use in connection with the FlexShares® STOXX® US ESG Select Index Fund, FlexShares® STOXX® Global ESG Select Index Fund and FlexShares® STOXX® Global Broad Infrastructure Index Fund, respectively. The iBoxx 3-Year Target Duration TIPS Index and iBoxx 5-Year Target Duration TIPS Index are each the property of Markit North America, Inc. (“Markit”) and have been licensed for use in connection the FlexShares iBoxx 3-Year Target Duration TIPS Index Fund and the FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, respectively. Northern Trust Quality Low Volatility IndexSM, Northern Trust Developed Markets ex-US Quality Low Volatility IndexSM, Northern Trust Emerging Markets Quality Low Volatility IndexSM, Northern Trust Quality Large Cap IndexSM, Northern Trust Quality Dividend IndexSM, Northern Trust Quality Dividend Dynamic IndexSM, Northern Trust Quality Dividend Defensive IndexSM, Northern Trust International Quality Dividend IndexSM, Northern Trust Quality Dividend Dynamic IndexSM, Northern Trust International Quality Dividend Defensive IndexSM, Northern Trust Global Quality Real Estate IndexSM, Northern Trust Credit-Scored US Corporate Bond IndexSM, Northern Trust Credit-Scored US Long Corporate Bond IndexSM, Northern Trust Real Assets Allocation IndexSM, Northern Trust High Yield US Corporate Bond IndexSM, and Northern Trust High Yield Value-Scored US Corporate Bond IndexSM are service marks of NTI and have been licensed for use by FlexShares Trust. The ICE® BofA® Constrained Duration US Mortgage Backed Securities IndexSM are trademarks of ICE Data Indices, LLC or its affiliates (“ICE”) and have been licensed for use by NTI.

FS00238-0623

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

Item 2. Code of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for this reporting period.

Item 6. Investments.

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers.

The complete schedule of investments is included in the report to shareholders in Item 1 of this Form N-CSR.

(b)	Securities divested of in accordance with Section 13(c) of the 1940 Act.

Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1)	Not applicable for this reporting period.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not Applicable.

(a)(4)	There has been no change to the registrant’s independent public accountant during the reporting period.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FlexShares® Trust

By:

/s/Peter Ewing

Peter K. Ewing

President and Principal Executive Officer

July 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/Peter Ewing

Peter K. Ewing

President and Principal Executive Officer

July 3, 2023

By:

/s/Randal Rein

Randal E. Rein

Treasurer and Principal Financial Officer

July 3, 2023